UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23304
Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Pricing Power ETF
POWA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$40	0.38%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index primarily due to its large overweight allocation to the health care sector, which had the worst performance in the S&P 500® Index, as well as its underweight allocations to the communication services and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.82%, differed from the return of the Index, 9.24%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology sector.
Positions | Dollar Tree, Inc., a consumer staples company (no longer held at fiscal year-end), and Jabil, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the financials sector.
Positions | IQVIA Holdings, Inc., a health care company (no longer held at fiscal year-end), and Best Buy Co., Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	8.82%	10.91%	11.46%
Blended - Invesco Bloomberg Pricing Power Benchmark	9.24%	11.46%	12.07%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Defensive Equity ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Defensive Equity ETF and the Fund.
- The Blended - Invesco Bloomberg Pricing Power Benchmark performance is comprised of the performance of the performance of the Sabrient Defensive Equity Index, a former underlying index, through October 24, 2016, followed by the performance of the Invesco Defensive Equity Index, the previous underlying index, from October 25, 2016 through August 25, 2023, followed by the performance of the Index from August 26, 2023 through August 31, 2025.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$189,476,125
Total number of portfolio holdings	53
Total advisory fees paid	$730,659
Portfolio turnover rate	91%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	2.44%
Ferguson Enterprises, Inc.	2.43%
Jabil, Inc.	2.33%
Tractor Supply Co.	2.32%
Cummins, Inc.	2.32%
Fastenal Co.	2.29%
CoStar Group, Inc.	2.27%
Garmin Ltd.	2.26%
Synopsys, Inc.	2.26%
General Dynamics Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-POWA-AR
Invesco Bloomberg Pricing Power ETF

Invesco BulletShares 2025 Corporate Bond ETF
BSCP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Corporate Bond ETF	$9	0.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.76%, differed from the return of the Index, 4.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | Visa, Inc., 3.15% coupon, due 12/14/2025, a financial services company, followed by Microsoft Corp., 3.13% coupon, due 11/3/2025, a software company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/7/15)
Invesco BulletShares 2025 Corporate Bond ETF — NAV Return	4.76%	1.39%	3.43%
Invesco BulletShares® USD Corporate Bond 2025 Index	4.90%	1.50%	3.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.72%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.96%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim BulletShares 2025 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2025 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,033,745,479
Total number of portfolio holdings	98
Total advisory fees paid	$3,432,038
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	2.55%
Microsoft Corp., 3.13%, 11/03/2025	1.90%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1.61%
Wells Fargo & Co., 3.55%, 09/29/2025	1.47%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.39%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	1.29%
Morgan Stanley, 5.00%, 11/24/2025	1.27%
AstraZeneca PLC, 3.38%, 11/16/2025	1.27%
Novartis Capital Corp., 3.00%, 11/20/2025	1.15%
Walmart, Inc., 3.90%, 09/09/2025	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCP-AR
Invesco BulletShares 2025 Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.66%, differed from the return of the Index, 6.37%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry followed by the pharmaceuticals industry.
Positions | Bausch Health Cos., Inc., 5.50% coupon, due 11/1/2025, a pharmaceuticals company (no longer held at fiscal year-end), followed by Veritas US, Inc./Veritas Bermuda Ltd., 7.50% coupon, due 9/1/2025, a software company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75% coupon, due 5/15/2025, an energy equipment & services company (no longer held at fiscal year-end), followed by Brink's Co. (The), 5.50% coupon, due 7/15/2025, a commercial services & supplies company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return	5.66%	5.12%	4.64%
Invesco BulletShares® USD High Yield Corporate Bond 2025 Index	6.37%	5.89%	5.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.53%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim BulletShares 2025 High Yield Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2025 High Yield Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$713,292,166
Total number of portfolio holdings	9
Total advisory fees paid	$3,812,359
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	4.50%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	3.78%
Penske Automotive Group, Inc., 3.50%, 09/01/2025	2.59%
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	2.51%
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029	2.49%
Travel + Leisure Co., 6.60%, 10/01/2025	1.72%
Welltec International ApS, 8.25%, 10/15/2026	1.11%
Warrior Met Coal, Inc., 7.88%, 12/01/2028	0.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJP-AR
Invesco BulletShares 2025 High Yield Corporate Bond ETF

Invesco BulletShares 2025 Municipal Bond ETF
BSMP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2025, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.63%, differed from the return of the Index, 2.99%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | California (State of), Series 2015, Ref. GO Bonds, 5.00% coupon, due 8/1/2034, followed by Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00% coupon, due 10/1/2025.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB, 4.00% coupon, due 10/1/2046, followed by Hillsborough (County of), FL, Series 2015, RB, 3.75% coupon, due 10/1/2045.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2025 Municipal Bond ETF — NAV Return	2.63%	0.81%	1.38%
Invesco BulletShares® Municipal Bond 2025 Index	2.99%	1.17%	1.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$220,617,113
Total number of portfolio holdings	638
Total advisory fees paid	$430,725
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 2.45%, 08/01/2042	1.13%
Los Angeles (City of), CA Department of Water & Power, Series 2023 F-2, Ref. VRD RB, 3.00%, 07/01/2047	1.13%
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB, 2.75%, 05/01/2054	1.07%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
Metropolitan Transportation Authority (Green Bonds), Series 2008 A-1, VRD Ref. RB, 3.90%, 11/01/2031	1.04%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, VRD RB, 1.60%, 04/01/2059	1.00%
New York State Housing Finance Agency, Series 2010, VRD RB, 2.65%, 05/01/2044	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.93%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.91%
Texas (State of), Series 2014 D, VRD GO Bonds, 2.77%, 06/01/2045	0.91%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMP-AR
Invesco BulletShares 2025 Municipal Bond ETF

Invesco BulletShares 2026 Corporate Bond ETF
BSCQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.69%, differed from the return of the Index, 4.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | Boeing Co. (The), 2.20% coupon, due 2/4/2026, an aerospace & defense company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 17.00% coupon, due 11/27/2026, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by TR Finance LLC, 3.35% coupon, due 5/15/2026, an IT services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	4.69%	0.97%	2.93%
Invesco BulletShares® USD Corporate Bond 2026 Index	4.82%	1.08%	3.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.42%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.49%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim BulletShares 2026 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2026 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$4,245,087,045
Total number of portfolio holdings	463
Total advisory fees paid	$4,133,088
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.11%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.75%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCQ-AR
Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.89%, differed from the return of the Index, 7.62%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the oil, gas & consumable fuels industry.
Positions | DISH DBS Corp., 5.25% coupon, due 12/1/2026, a media company, followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company.
What detracted from performance?
Industry Allocations | IT services industry, followed by the construction & engineering industry.
Positions | Hertz Corp. (The), 4.63% coupon, due 12/1/2026, a ground transportation company, followed by Hughes Satellite Systems Corp., 6.63% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	6.89%	4.57%	4.84%
Invesco BulletShares® USD High Yield Corporate Bond 2026 Index	7.62%	5.25%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.86%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.30%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,141,878,312
Total number of portfolio holdings	91
Total advisory fees paid	$3,901,690
Portfolio turnover rate	82%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028	4.14%
DISH DBS Corp., 5.25%, 12/01/2026	3.69%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.66%
NCR Atleos Corp., 9.50%, 04/01/2029	2.53%
Talen Energy Supply LLC, 8.63%, 06/01/2030	2.22%
WESCO Distribution, Inc., 7.25%, 06/15/2028	2.15%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	2.11%
Frontier Communications Holdings LLC, 8.75%, 05/15/2030	1.95%
eG Global Finance PLC, 12.00%, 11/30/2028	1.91%
LifePoint Health, Inc., 11.00%, 10/15/2030	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJQ-AR
Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF
BSMQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2026, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.53%, differed from the return of the Index, 2.91%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | California (State of), Series 2018, GO Bonds, 5.00% coupon, due 10/1/2026, followed by New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00% coupon, due 8/1/2026.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by North Dakota bonds.
Positions | California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB, 4.00% coupon, due 3/1/2039, followed by Palomar Health, Series 2016 B, Ref. GO Bonds, 4.00% coupon, due 8/1/2036 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	2.53%	0.51%	1.03%
Invesco BulletShares® Municipal Bond 2026 Index	2.91%	0.89%	1.47%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$290,009,327
Total number of portfolio holdings	1,980
Total advisory fees paid	$456,519
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.71%
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.71%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.53%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.45%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.43%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.42%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.39%
North Texas Tollway Authority, Series 2016 A, Ref. RB, 5.00%, 01/01/2031	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB, 5.25%, 06/15/2046	0.36%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMQ-AR
Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF
BSCR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.96%, differed from the return of the Index, 5.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | WarnerMedia Holdings, Inc., 3.76% coupon, due 3/15/2027, a media company (no longer held at fiscal year-end), followed by Citigroup, Inc., 4.45% coupon, due 9/29/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	4.96%	1.02%	3.12%
Invesco BulletShares® USD Corporate Bond 2027 Index	5.00%	1.09%	3.26%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.53%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.44%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim BulletShares 2027 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2027 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,983,444,358
Total number of portfolio holdings	508
Total advisory fees paid	$2,971,054
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.85%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.64%
Morgan Stanley, 3.63%, 01/20/2027	0.64%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.62%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
Wells Fargo & Co., 4.30%, 07/22/2027	0.54%
Bank of America Corp., 3.25%, 10/21/2027	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCR-AR
Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.90%, differed from the return of the Index, 8.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | DISH Network Corp., 11.75% coupon, due 11/15/2027, a media company, followed by Altice France S.A., 8.13% coupon, due 2/1/2027, a diversified telecommunication services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Office REITs industry.
Positions | Affinity Interactive, 6.88% coupon, due 12/15/2027, a hotels, restaurants & leisure company (no longer held at fiscal year-end), followed by Scripps Escrow II, Inc., 5.88% coupon, due 7/15/2027, an interactive media & services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	7.90%	4.04%	4.11%
Invesco BulletShares® USD High Yield Corporate Bond 2027 Index	8.23%	4.68%	5.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.70%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.02%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$601,989,889
Total number of portfolio holdings	134
Total advisory fees paid	$1,750,433
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	3.37%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.84%
Venture Global LNG, Inc., 9.88%, 02/01/2032	2.27%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.03%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.78%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.62%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.56%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.56%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJR-AR
Invesco BulletShares 2027 High Yield Corporate Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF
BSMR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2027, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.31%, differed from the return of the Index, 2.74%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00% coupon, due 10/1/2030, followed by Illinois (State of), Series 2017 C, GO Bonds, 5.00% coupon, due 11/1/2029.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by South Dakota bonds.
Positions | District of Columbia Water & Sewer Authority, Series 2017 B, RB, 4.00% coupon, due 10/1/2044, followed by Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB, 4.25% coupon, due 8/15/2047 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	2.31%	0.56%	0.98%
Invesco BulletShares® Municipal Bond 2027 Index	2.74%	0.80%	1.37%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$268,311,439
Total number of portfolio holdings	1,971
Total advisory fees paid	$396,476
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.46%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.45%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.40%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.40%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.38%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.38%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.38%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.38%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.38%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMR-AR
Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2028 Corporate Bond ETF
BSCS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.45%, differed from the return of the Index, 5.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00% coupon, due 10/29/2028, a financial services company.
What detracted from performance?
Industry Allocations | Textiles, apparel & luxury goods industry.
Positions | Tapestry, Inc., 7.35% coupon, due 11/27/2028, a textiles, apparel & luxury goods company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	5.45%	0.97%	3.84%
Invesco BulletShares® USD Corporate Bond 2028 Index	5.50%	1.07%	3.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.86%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.89%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,757,399,966
Total number of portfolio holdings	432
Total advisory fees paid	$2,355,808
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.27%
Amgen, Inc., 5.15%, 03/02/2028	0.99%
Cigna Group (The), 4.38%, 10/15/2028	0.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.92%
RTX Corp., 4.13%, 11/16/2028	0.77%
UBS AG, 7.50%, 02/15/2028	0.69%
Sprint Capital Corp., 6.88%, 11/15/2028	0.69%
Citibank N.A., 5.80%, 09/29/2028	0.67%
Apple, Inc., 1.20%, 02/08/2028	0.60%
Amazon.com, Inc., 1.65%, 05/12/2028	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCS-AR
Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.17%, differed from the return of the Index, 8.79%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | DISH DBS Corp., 5.75% coupon, due 12/1/2028, a media company, followed by Bausch Health Cos., Inc., 11.00% coupon, due 9/30/2028, a pharmaceuticals company.
What detracted from performance?
Industry Allocations | Technology hardware, storage & peripherals industry.
Positions | PM General Purchaser LLC, 9.50% coupon, due 10/1/2028, an automobiles company (no longer held at fiscal year-end), followed by Newfold Digital Holdings Group, Inc., 11.75% coupon, due 10/15/2028, an IT services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	8.17%	3.57%
Invesco BulletShares® USD High Yield Corporate Bond 2028 Index	8.79%	4.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.70%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.23%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$456,198,029
Total number of portfolio holdings	232
Total advisory fees paid	$1,483,136
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.61%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.60%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.50%
TransDigm, Inc., 6.75%, 08/15/2028	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.29%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.24%
Tenneco, Inc., 8.00%, 11/17/2028	1.22%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.15%
Bausch Health Cos., Inc., 11.00%, 09/30/2028	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJS-AR
Invesco BulletShares 2028 High Yield Corporate Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF
BSMS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2028, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term and intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.15%, differed from the return of the Index, 2.53%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | University of Colorado, Series 2017 A-2, Ref. RB, 4.00% coupon, due 6/1/2038, followed by Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00% coupon, due 7/1/2028.
What detracted from performance?
State Allocations | Delaware bonds, followed by Montana bonds.
Positions | Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB, 5.00% coupon, due 6/1/2050, followed by West Shore School District, Series 2020, GO Bonds, 4.00% coupon, due 11/15/2045.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	2.15%	0.21%	0.92%
Invesco BulletShares® Municipal Bond 2028 Index	2.53%	0.67%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$214,134,741
Total number of portfolio holdings	1,691
Total advisory fees paid	$287,406
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.52%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.52%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.50%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.46%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.43%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.39%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.39%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.38%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.34%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMS-AR
Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2029 Corporate Bond ETF
BSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.59%, differed from the return of the Index, 5.56%, primarily due to positive effects of the sampling approach employed by the portfolio management team, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company, followed by Verizon Communications, Inc., 4.02% coupon, due 12/3/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Whirlpool Corp., 4.75% coupon, due 2/26/2029, a household durables company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	5.59%	0.67%	2.33%
Invesco BulletShares® USD Corporate Bond 2029 Index	5.56%	0.77%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.70%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,248,443,814
Total number of portfolio holdings	423
Total advisory fees paid	$1,759,389
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.40%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.89%
International Business Machines Corp., 3.50%, 05/15/2029	0.86%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.86%
Centene Corp., 4.63%, 12/15/2029	0.85%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.78%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCT-AR
Invesco BulletShares 2029 Corporate Bond ETF

Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.17%, differed from the return of the Index, 7.92%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | Cloud Software Group, Inc., 9.00% coupon, due 9/30/2029, a software company, followed by EchoStar Corp., 10.75% coupon, due 11/30/2029, a media company.
What detracted from performance?
Industry Allocations | Broadline retail industry, followed by the gas utilities industry.
Positions | Saks Global Enterprises LLC, 11.00% coupon, due 12/15/2029, a commercial services & supplies company (no longer held at fiscal year-end), followed by NFE Financing LLC, 12.00% coupon, due 11/15/2029, an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	7.17%	2.35%
Invesco BulletShares® USD High Yield Corporate Bond 2029 Index	7.92%	2.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.89%
Bloomberg U.S. Corporate High Yield Index	8.26%	3.87%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$326,650,248
Total number of portfolio holdings	376
Total advisory fees paid	$879,162
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.17%
Medline Borrower L.P., 3.88%, 04/01/2029	1.58%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.48%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.46%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.20%
TransDigm, Inc., 6.38%, 03/01/2029	1.03%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.95%
Medline Borrower L.P., 5.25%, 10/01/2029	0.91%
Staples, Inc., 10.75%, 09/01/2029	0.87%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJT-AR
Invesco BulletShares 2029 High Yield Corporate Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF
BSMT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2029, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.60%, differed from the return of the Index, 2.12%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00% coupon, due 10/1/2031, followed by California (State of), Series 2019, Ref. GO Bonds, 5.00% coupon, due 4/1/2029.
What detracted from performance?
State Allocations | West Virginia bonds, followed by Arkansas bonds.
Positions | Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00% coupon, due 1/1/2044, followed by New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00% coupon, due 7/1/2046.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	1.60%	-0.13%	0.65%
Invesco BulletShares® Municipal Bond 2029 Index	2.12%	0.15%	0.88%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$201,222,828
Total number of portfolio holdings	1,449
Total advisory fees paid	$303,275
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.63%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.60%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.57%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.56%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.46%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.45%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.45%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.41%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.41%
University of California, Series 2023 BQ, RB, 5.00%, 05/15/2029	0.40%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMT-AR
Invesco BulletShares 2029 Municipal Bond ETF

Invesco BulletShares 2030 Corporate Bond ETF
BSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.51%, differed from the return of the Index, 5.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the banks industry.
Positions | Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company, followed by Pacific Gas and Electric Co., 4.55% coupon, due 7/1/2030, an electric utilities company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 7.70% coupon, due 11/27/2030, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Discovery Communications LLC, 3.63% coupon, due 5/15/2030, a media company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	5.51%	0.07%
Invesco BulletShares® USD Corporate Bond 2030 Index	5.58%	0.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.70%
Bloomberg U.S. Corporate Index	3.91%	-0.09%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,846,632,158
Total number of portfolio holdings	399
Total advisory fees paid	$1,358,728
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.31%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.91%
Amgen, Inc., 5.25%, 03/02/2030	0.84%
Citibank N.A., 4.91%, 05/29/2030	0.77%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.68%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.67%
Alphabet, Inc., 1.10%, 08/15/2030	0.61%
Centene Corp., 3.00%, 10/15/2030	0.58%
Synopsys, Inc., 4.85%, 04/01/2030	0.56%
Centene Corp., 3.38%, 02/15/2030	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCU-AR
Invesco BulletShares 2030 Corporate Bond ETF

Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.81%, differed from the return of the Index, 7.53%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the oil, gas & consumable fuels industry.
Positions | Intelsat Jackson Holdings S.A., 6.50% coupon, due 3/15/2030, a diversified telecommunication services company (no longer held at fiscal year-end), followed by HUB International Ltd., 7.25% coupon, due 6/15/2030, an insurance company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the diversified consumer services industry.
Positions | Community Health Systems, Inc., 6.13% coupon, due 4/1/2030, a health care providers & services company (no longer held at fiscal year-end), followed by Brightline East LLC, 11.00% coupon, due 1/31/2030, a ground transportation company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	6.81%	8.51%
Invesco BulletShares® USD High Yield Corporate Bond 2030 Index	7.53%	9.16%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.34%
Bloomberg U.S. Corporate High Yield Index	8.26%	9.21%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$174,606,082
Total number of portfolio holdings	210
Total advisory fees paid	$453,341
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.18%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.81%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.72%
DaVita, Inc., 4.63%, 06/01/2030	1.69%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.47%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.29%
CoreWeave, Inc., 9.25%, 06/01/2030	1.28%
McAfee Corp., 7.38%, 02/15/2030	1.18%
Herc Holdings, Inc., 7.00%, 06/15/2030	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJU-AR
Invesco BulletShares 2030 High Yield Corporate Bond ETF

Invesco BulletShares 2030 Municipal Bond ETF
BSMU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2030, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.30%, differed from the return of the Index, 1.75%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New Jersey (State of), Series 2021, GO Bonds, 2.00% coupon, due 6/1/2030, followed by California (State of) Infrastructure & Economic Development Bank (Segerstorm Center for The Arts), Series 2023, Ref. RB, 5.00% coupon, due 7/1/2030.
What detracted from performance?
State Allocations | Pennsylvania bonds, followed by Nebraska bonds.
Positions | Ridley School District, Series 2022, GO Bonds, 4.00% coupon, due 11/15/2043, followed by Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB, 4.00% coupon, due 12/31/2038.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	1.30%	-0.54%
Invesco BulletShares® Municipal Bond 2030 Index	1.75%	-0.21%
Bloomberg Municipal Bond Index	0.08%	0.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$175,338,801
Total number of portfolio holdings	1,324
Total advisory fees paid	$260,622
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.85%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.60%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.54%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.51%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.50%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.40%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.39%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.37%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMU-AR
Invesco BulletShares 2030 Municipal Bond ETF

Invesco BulletShares 2031 Corporate Bond ETF
BSCV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.10%, differed from the return of the Index, 6.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the oil, gas & consumable fuels industry.
Positions | Orange S.A., 9.00% coupon, due 3/1/2031, a diversified telecommunication services company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Air freight & logistics industry, followed by the construction & engineering industry.
Positions | FedEx Corp., 2.40% coupon, due 5/15/2031, an air freight & logistics company (no longer held at fiscal year-end), followed by MPLX L.P., 4.80% coupon, due 2/15/2031, an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	6.10%	-0.50%
Invesco BulletShares® USD Corporate Bond 2031 Index	6.19%	-0.39%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.89%
Bloomberg U.S. Corporate Index	3.91%	-0.76%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,215,937,721
Total number of portfolio holdings	331
Total advisory fees paid	$871,442
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.21%
Orange S.A., 9.00%, 03/01/2031	1.09%
Oracle Corp., 2.88%, 03/25/2031	1.08%
AT&T, Inc., 2.75%, 06/01/2031	1.00%
Amazon.com, Inc., 2.10%, 05/12/2031	0.97%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.94%
Apple, Inc., 1.65%, 02/08/2031	0.88%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.84%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.84%
Ally Financial, Inc., 8.00%, 11/01/2031	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCV-AR
Invesco BulletShares 2031 Corporate Bond ETF

Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.64%, differed from the return of the Index, 7.25%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the insurance industry.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% coupon, due 2/1/2031, a media company, followed by Allied Universal Holdco LLC, 7.88% coupon, due 2/15/2031, a commercial services & supplies company.
What detracted from performance?
Industry Allocations | Entertainment industry, followed by the containers & packaging industry.
Positions | LABL, Inc., 8.63% coupon, due 10/1/2031, a containers & packaging company, followed by Kronos Acquisition Holdings, Inc., 8.25% coupon, due 6/30/2031, a household products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	6.64%	10.31%
Invesco BulletShares® USD High Yield Corporate Bond 2031 Index	7.25%	11.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	6.06%
Bloomberg U.S. Corporate High Yield Index	8.26%	10.86%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$39,894,053
Total number of portfolio holdings	156
Total advisory fees paid	$140,325
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.47%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.27%
UKG, Inc., 6.88%, 02/01/2031	2.10%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), 7.88%, 02/15/2031	1.95%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.92%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.88%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.57%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031	1.23%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.15%
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJV-AR
Invesco BulletShares 2031 High Yield Corporate Bond ETF

Invesco BulletShares 2031 Municipal Bond ETF
BSMV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2031, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.68%, differed from the return of the Index, 1.28%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by Texas bonds.
Positions | New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00% coupon, due 3/15/2031, followed by Maryland (State of) Department of Transportation, Series 2019, RB, 2.13% coupon, due 10/1/2031.
What detracted from performance?
State Allocations | Ohio bonds, followed by Utah bonds.
Positions | New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00% coupon, due 1/1/2042 (no longer held at fiscal year-end), followed by California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00% coupon, due 8/15/2048.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	0.68%	-2.10%
Invesco BulletShares® Municipal Bond 2031 Index	1.28%	-1.97%
Bloomberg Municipal Bond Index	0.08%	-0.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$113,830,468
Total number of portfolio holdings	1,068
Total advisory fees paid	$167,350
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.93%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.90%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.58%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.54%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.52%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.42%
Harris County Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Series 2024, Ref. RB, 5.00%, 10/01/2031	0.39%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB, 5.00%, 06/01/2050	0.38%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.37%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMV-AR
Invesco BulletShares 2031 Municipal Bond ETF

Invesco BulletShares 2032 Corporate Bond ETF
BSCW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.43%, differed from the return of the Index, 5.29%, primarily due to positive effects of the sampling approach employed by the portfolio management team, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Electric utilities industry, followed by the oil, gas & consumable fuels industry.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30% coupon, due 1/30/2032, a financial services company, followed by Verizon Communications, Inc., 2.36% coupon, due 3/15/2032, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | J.M. Smucker Co. (The), 2.13% coupon, due 3/15/2032, a food products company (no longer held at fiscal year-end), followed by WarnerMedia Holdings, Inc., 4.28% coupon, due 3/15/2032, a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	5.43%	6.13%
Invesco BulletShares® USD Corporate Bond 2032 Index	5.29%	5.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.34%
Bloomberg U.S. Corporate Index	3.91%	5.05%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,020,767,605
Total number of portfolio holdings	297
Total advisory fees paid	$769,727
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.36%, 03/15/2032	1.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.46%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.14%
Oracle Corp., 6.25%, 11/09/2032	0.97%
Sprint Capital Corp., 8.75%, 03/15/2032	0.96%
Amazon.com, Inc., 3.60%, 04/13/2032	0.96%
Amazon.com, Inc., 4.70%, 12/01/2032	0.91%
AT&T, Inc., 2.25%, 02/01/2032	0.86%
Ford Motor Co., 3.25%, 02/12/2032	0.85%
Block, Inc., 6.50%, 05/15/2032	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCW-AR
Invesco BulletShares 2032 Corporate Bond ETF

Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.71%, differed from the return of the Index, 7.22%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels industry.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% coupon, due 5/1/2032, a media company, followed by 1261229 BC Ltd., 10.00% coupon, due 4/15/2032, a pharmaceuticals company.
What detracted from performance?
Industry Allocations | Household products industry.
Positions | Kronos Acquisition Holdings, Inc., 10.75% coupon, due 6/30/2032, a household products company (no longer held at fiscal year-end), followed by Motion Finco S.a.r.l., 8.38% coupon, due 2/15/2032, a hotels, restaurants & leisure company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	6.71%	8.92%
Invesco BulletShares® USD High Yield Corporate Bond 2032 Index	7.22%	9.52%
Bloomberg U.S. Aggregate Bond Index	3.14%	5.61%
Bloomberg U.S. Corporate High Yield Index	8.26%	9.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$25,716,390
Total number of portfolio holdings	166
Total advisory fees paid	$56,909
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.23%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.89%
Carnival Corp., 5.75%, 08/01/2032	2.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.85%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.65%
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	1.64%
TransDigm, Inc., 6.63%, 03/01/2032	1.60%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.46%
IQVIA, Inc., 6.25%, 06/01/2032	1.45%
HUB International Ltd., 7.38%, 01/31/2032	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJW-AR
Invesco BulletShares 2032 High Yield Corporate Bond ETF

Invesco BulletShares 2032 Municipal Bond ETF
BSMW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2032, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -0.51%, differed from the return of the Index, -0.13%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New Jersey bonds, followed by Connecticut bonds.
Positions | New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB, 5.00% coupon, due 5/1/2032, followed by New Jersey (State of), Series 2020 A, GO Bonds, 4.00% coupon, due 6/1/2032.
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25% coupon, due 6/15/2052, followed by San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB, 4.00% coupon, due 1/15/2050 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	-0.51%	2.42%
Invesco BulletShares® Municipal Bond 2032 Index	-0.13%	2.87%
Bloomberg Municipal Bond Index	0.08%	2.86%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$114,804,711
Total number of portfolio holdings	1,219
Total advisory fees paid	$173,299
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.61%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.52%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.50%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.49%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.49%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.47%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.47%
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	0.47%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.47%
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB, 5.25%, 11/01/2037	0.45%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMW-AR
Invesco BulletShares 2032 Municipal Bond ETF

Invesco BulletShares 2033 Corporate Bond ETF
BSCX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.22%, differed from the return of the Index, 5.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by Banco Santander S.A., 6.92% coupon, due 8/8/2033, a banks company.
What detracted from performance?
Industry Allocations | Textiles, apparel & luxury goods industry.
Positions | Tapestry, Inc., 7.85% coupon, due 11/27/2033, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Extra Space Storage L.P., 4.95% coupon, due 1/15/2033, a specialized REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	5.22%	8.50%
Invesco BulletShares® USD Corporate Bond 2033 Index	5.25%	8.64%
Bloomberg U.S. Aggregate Bond Index	3.14%	6.06%
Bloomberg U.S. Corporate Index	3.91%	7.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$673,746,422
Total number of portfolio holdings	244
Total advisory fees paid	$490,783
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.93%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.16%
Enbridge, Inc., 5.70%, 03/08/2033	1.06%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.00%
Intel Corp., 5.20%, 02/10/2033	0.98%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.92%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCX-AR
Invesco BulletShares 2033 Corporate Bond ETF

Invesco BulletShares 2033 High Yield Corporate Bond ETF
BSJX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period June 9, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$10	0.42%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 11, 2025 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.86%, differed from the return of the Index, 2.93%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the hotels, restaurants & leisure industry.
Positions | Cleveland-Cliffs, Inc., 7.38% coupon, due 5/1/2033, a metals & mining company, followed by Carnival Corp., 6.13% coupon, due 2/15/2033, a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry.
Positions | Array Digital Infrastructure, Inc., 6.70% coupon, due 12/15/2033, a wireless telecommunication services company (no longer held at fiscal year-end), followed by Kioxia Holdings Corp., 6.63% coupon, due 7/24/2033, a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/11/25)
Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return	2.86%
Invesco BulletShares® USD High Yield Corporate Bond 2033 Index	2.93%
Bloomberg U.S. Aggregate Bond Index	2.24%
Bloomberg U.S. Corporate High Yield Index	2.99%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,107,677
Total number of portfolio holdings	79
Total advisory fees paid	$4,773
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	3.18%
Carnival Corp., 6.13%, 02/15/2033	2.92%
Level 3 Financing, Inc., 6.88%, 06/30/2033	2.77%
Sinclair Television Group, Inc., 8.13%, 02/15/2033	2.31%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	2.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	2.10%
Fair Isaac Corp., 6.00%, 05/15/2033	1.99%
Snap, Inc., 6.88%, 03/01/2033	1.98%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.92%
TransDigm, Inc., 6.00%, 01/15/2033	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJX-AR
Invesco BulletShares 2033 High Yield Corporate Bond ETF

Invesco BulletShares 2033 Municipal Bond ETF
BSSX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2033, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.27%, differed from the return of the Index, -0.90%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Missouri bonds, followed by Maryland bonds.
Positions | University of Colorado, Series 2017 A-2, Ref. RB, 3.00% coupon, due 6/1/2033, followed by New York (State of) Dormitory Authority, Series 2019, RB, 2.00% coupon, due 7/1/2033.
What detracted from performance?
State Allocations | New York bonds, followed by Texas bonds.
Positions | Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00% coupon, due 5/1/2048, followed by Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) Series 2023, Ref. RB, 5.25% coupon, due 7/1/2048.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	-1.27%	3.26%
Invesco BulletShares® Municipal Bond 2033 Index	-0.90%	3.37%
Bloomberg Municipal Bond Index	0.08%	3.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$89,749,684
Total number of portfolio holdings	1,103
Total advisory fees paid	$122,383
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	0.80%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.70%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.68%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.68%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.61%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.61%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.59%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.57%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.56%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.54%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSSX-AR
Invesco BulletShares 2033 Municipal Bond ETF

Invesco BulletShares 2034 Corporate Bond ETF
BSCY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.93%, differed from the return of the Index, 5.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Boeing Co. (The), 6.53% coupon, due 5/1/2034, an aerospace & defense company, followed by AT&T, Inc., 5.40% coupon, due 2/15/2034, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Energy equipment & services industry.
Positions | Schlumberger Investment S.A., 5.00% coupon, due 6/1/2034, an energy equipment & services company (no longer held at fiscal year-end), followed by FedEx Corp., 4.90% coupon, due 1/15/2034, an air freight & logistics company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	4.93%	7.36%
Invesco BulletShares® USD Corporate Bond 2034 Index	5.03%	7.52%
Bloomberg U.S. Aggregate Bond Index	3.14%	5.61%
Bloomberg US Corporate Index	3.91%	6.21%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$259,082,488
Total number of portfolio holdings	296
Total advisory fees paid	$148,300
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.12%
AT&T, Inc., 5.40%, 02/15/2034	1.05%
Boeing Co. (The), 6.53%, 05/01/2034	1.01%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.95%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.93%
Kroger Co. (The), 5.00%, 09/15/2034	0.82%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.75%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	0.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCY-AR
Invesco BulletShares 2034 Corporate Bond ETF

Invesco BulletShares 2034 Municipal Bond ETF
BSMY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 9, 2024 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$17	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2034, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period September 11, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.95%, differed from the return of the Index, -2.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Connecticut bonds, followed by Nevada bonds.
Positions | Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00% coupon, due 11/15/2034, followed by Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 3.00% coupon, due 10/1/2034.
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (City of), NY, Series 2024 C-1, GO Bonds, 5.00% coupon, due 9/1/2048, followed by Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB, 5.00% coupon, due 12/1/2036.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (9/11/24)
Invesco BulletShares 2034 Municipal Bond ETF — NAV Return	-2.95%
Invesco BulletShares® Municipal Bond 2034 Index	-2.76%
Bloomberg Municipal Bond Index	-0.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$56,662,633
Total number of portfolio holdings	999
Total advisory fees paid	$39,427
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.68%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.67%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.25%, 11/15/2049	0.59%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB, 5.50%, 11/01/2045	0.53%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds, 3.13%, 09/01/2034	0.53%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	0.49%
Illinois (State of), Series 2024 B, RB, 5.00%, 06/15/2036	0.48%
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB, 3.00%, 05/15/2034	0.47%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	0.45%
University of California, Series 2024 BV, Ref. RB, 5.00%, 05/15/2034	0.44%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMY-AR
Invesco BulletShares 2034 Municipal Bond ETF

Invesco BulletShares 2035 Corporate Bond ETF
BSCZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period June 9, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Corporate Bond ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 11, 2025 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.96%, differed from the return of the Index, 3.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | AT&T, Inc., 4.50% coupon, due 5/15/2035, a diversified telecommunication services company, followed by AbbVie, Inc., 4.50% coupon, due 5/14/2035, a biotechnology company.
What detracted from performance?
Industry Allocations | Paper & forest products industry.
Positions | Broadcom, Inc., 5.20% coupon, due 7/15/2035, a semiconductors & semiconductor equipment company, followed by Conagra Brands, Inc., 5.75% coupon, due 8/1/2035, a food products company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/11/25)
Invesco BulletShares 2035 Corporate Bond ETF — NAV Return	2.96%
Invesco BulletShares® USD Corporate Bond 2035 Index	3.00%
Bloomberg U.S. Aggregate Bond Index	2.24%
Bloomberg U.S. Corporate Index	2.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$15,400,022
Total number of portfolio holdings	234
Total advisory fees paid	$1,900
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc., 5.20%, 07/15/2035	1.31%
Synopsys, Inc., 5.15%, 04/01/2035	1.22%
AbbVie, Inc., 4.50%, 05/14/2035	1.20%
AT&T, Inc., 4.50%, 05/15/2035	1.19%
Verizon Communications, Inc., 5.25%, 04/02/2035	1.18%
Verizon Communications, Inc., 4.78%, 02/15/2035	1.11%
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	1.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.38%, 10/23/2035	1.07%
Medtronic, Inc., 4.38%, 03/15/2035	0.97%
Oracle Corp., 5.50%, 08/03/2035	0.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCZ-AR
Invesco BulletShares 2035 Corporate Bond ETF

Invesco International Developed Dynamic Multifactor ETF
IMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the FTSE Developed ex US Index (Net) rose as geopolitical and policy uncertainty in the U.S. resulted in a rotation towards international equities. The Fund underperformed the FTSE Developed ex US Index (Net) primarily due to its underweight allocation to and security selection in the financials sector, as well as its overweight allocation to the health care sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.97%, differed from the return of the Index, 8.52%, due to foreign fair valuation, trading commissions and brokerage fees, as well as fees and expenses incurred by the Fund during the period, which were partially offset by positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations | Communication services sector, followed by the industrials sector.
Positions | Nintendo Co. Ltd., a communication services company, and SAP SE, an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Novo Nordisk A/S, a health care company, and Samsung Electronics Co. Ltd., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (2/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	7.97%	5.89%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	8.52%	6.54%
MSCI EAFE® Index (Net)	13.87%	7.53%
FTSE Developed ex US Index (Net)	14.83%	7.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$571,417,268
Total number of portfolio holdings	404
Total advisory fees paid	$1,744,182
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
SAP SE	4.41%
3i Group PLC	4.28%
Nintendo Co. Ltd.	4.16%
Roche Holding AG	4.06%
Novartis AG	3.39%
Deutsche Telekom AG	3.10%
SK hynix, Inc.	2.71%
AstraZeneca PLC	2.63%
Unilever PLC	1.96%
Investor AB, Class B	1.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMFL-AR
Invesco International Developed Dynamic Multifactor ETF

Invesco Investment Grade Defensive ETF
IIGD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$13	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.44%, differed from the return of the Index, 5.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Insurance industry, followed by capital markets industry.
Positions | Merck & Co., Inc., 2.15% coupon, due 12/10/2031, a pharmaceuticals company, followed by 3M Co., 2.38% coupon, due 8/26/2029, an industrial conglomerates company.
What detracted from performance?
Industry Allocations |  Electronic equipment, instruments & components industry.
Positions | MassMutual Global Funding II, 5.05% coupon, due 7/12/2027, an insurance company (no longer held at fiscal year-end), followed by Deere & Co., 3.10% coupon, due 4/15/2030, a machinery company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	5.44%	1.24%	2.95%
Invesco Investment Grade Defensive Index	5.55%	1.44%	3.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.88%
iBoxx USD Liquid Investment Grade Index	3.41%	-0.52%	2.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$27,286,572
Total number of portfolio holdings	160
Total advisory fees paid	$44,185
Portfolio turnover rate	68%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Prologis L.P., 2.25%, 04/15/2030	0.71%
Enterprise Products Operating LLC, 3.13%, 07/31/2029	0.71%
Capital One N.A., 4.65%, 09/13/2028	0.71%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028	0.70%
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	0.70%
FMR LLC, 7.57%, 06/15/2029	0.70%
Republic Services, Inc., 3.95%, 05/15/2028	0.70%
Amazon.com, Inc., 3.15%, 08/22/2027	0.70%
Athene Holding Ltd., 4.13%, 01/12/2028	0.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IIGD-AR
Invesco Investment Grade Defensive ETF

Invesco RAFITM Strategic US ETF
IUS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$20	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the Russell 1000® Index primarily due to its large underweight allocation to and security selection in the information technology sector, as well as its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.57%, differed from the return of the Index, 10.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Communication services sector, followed by the information technology sector.
Positions | Alphabet, Inc., a communication services company, and Meta Platforms, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, followed by Centene Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	10.57%	15.93%	13.62%
Invesco Strategic US Index	10.79%	16.15%	13.81%
Russell 3000® Index	15.84%	14.11%	13.34%
Russell 1000® Index	16.24%	14.34%	13.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$657,106,023
Total number of portfolio holdings	548
Total advisory fees paid	$1,172,891
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.96%
Apple, Inc.	4.39%
Microsoft Corp.	3.32%
Meta Platforms, Inc., Class A	2.70%
Amazon.com, Inc.	2.62%
Berkshire Hathaway, Inc., Class B	2.53%
Exxon Mobil Corp.	2.42%
NVIDIA Corp.	1.90%
Chevron Corp.	1.70%
UnitedHealth Group, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IUS-AR
Invesco RAFITM Strategic US ETF

Invesco Russell 1000® Dynamic Multifactor ETF
OMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the Russell 1000® Index primarily due to its poor security selection in the financials and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.32%, differed from the return of the Index, 14.73%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Meta Platforms, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	14.32%	14.52%	13.26%
Russell 1000® Invesco Dynamic Multifactor Index	14.73%	14.89%	13.60%
Russell 3000® Index	15.84%	14.11%	13.66%
Russell 1000® Index	16.24%	14.34%	14.06%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 1000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 1000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$4,979,501,491
Total number of portfolio holdings	580
Total advisory fees paid	$14,422,218
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.10%
Microsoft Corp.	6.55%
Meta Platforms, Inc., Class A	4.80%
NVIDIA Corp.	4.71%
Amazon.com, Inc.	3.71%
Berkshire Hathaway, Inc., Class B	3.56%
Visa, Inc., Class A	2.83%
Mastercard, Inc., Class A	2.76%
Walmart, Inc.	2.65%
Costco Wholesale Corp.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFL-AR
Invesco Russell 1000® Dynamic Multifactor ETF

Invesco Russell 2000® Dynamic Multifactor ETF
OMFS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 2000® Index rose despite elevated geopolitical and policy uncertainty. The Fund outperformed the Russell 2000® Index primarily due to its strong security selections results in the health care and consumer staples sectors as well as its average underweight to the health care sector, which was one of the worst performing sectors in the Russell 2000® Index in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.67%, differed from the return of the Index, 12.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end), and Corcept Therapeutics, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector, followed by the real estate sector.
Positions | Abercrombie & Fitch Co., a consumer discretionary company, and Innovative Industrials Properties, Inc., a real estate company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	11.67%	13.15%	8.74%
Russell 2000® Invesco Dynamic Multifactor Index	12.15%	13.70%	9.27%
Russell 3000® Index	15.84%	14.11%	13.66%
Russell 2000® Index	8.17%	10.13%	7.63%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 2000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 2000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$252,629,586
Total number of portfolio holdings	1,453
Total advisory fees paid	$954,746
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.72%
Sterling Infrastructure, Inc.	0.62%
Hims & Hers Health, Inc.	0.60%
American Healthcare REIT, Inc.	0.60%
Commvault Systems, Inc.	0.58%
Stride, Inc.	0.55%
Watts Water Technologies, Inc., Class A	0.52%
Ensign Group, Inc. (The)	0.52%
Brinker International, Inc.	0.52%
UMB Financial Corp.	0.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFS-AR
Invesco Russell 2000® Dynamic Multifactor ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2025.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 673,090	$ 655,350
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 434,160	$ 434,160
All Other Fees	$ 0	$ 0
Total Fees	$ 1,107,250	$ 1,089,510
(1)

Tax Fees for the fiscal years ended 2025 and 2024 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,681,000 for the fiscal year ended August 31, 2025 and $6,608,000 for the fiscal year ended August 31, 2024 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,292,160 for the fiscal year ended August 31, 2025 and $8,163,160 for the fiscal year ended August 31, 2024.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2025. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other
Information
August 31, 2025
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF

BSCR	Invesco BulletShares 2027 Corporate Bond ETF

BSCS	Invesco BulletShares 2028 Corporate Bond ETF

BSCT	Invesco BulletShares 2029 Corporate Bond ETF

BSCU	Invesco BulletShares 2030 Corporate Bond ETF

BSCV	Invesco BulletShares 2031 Corporate Bond ETF

BSCW	Invesco BulletShares 2032 Corporate Bond ETF

BSCX	Invesco BulletShares 2033 Corporate Bond ETF

BSCY	Invesco BulletShares 2034 Corporate Bond ETF

BSCZ	Invesco BulletShares 2035 Corporate Bond ETF

BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF

BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF

BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF

BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF

BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF

BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF

BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF

BSJW	Invesco BulletShares 2032 High Yield Corporate Bond ETF

BSJX	Invesco BulletShares 2033 High Yield Corporate Bond ETF

BSMP	Invesco BulletShares 2025 Municipal Bond ETF

BSMQ	Invesco BulletShares 2026 Municipal Bond ETF

BSMR	Invesco BulletShares 2027 Municipal Bond ETF

BSMS	Invesco BulletShares 2028 Municipal Bond ETF

BSMT	Invesco BulletShares 2029 Municipal Bond ETF

BSMU	Invesco BulletShares 2030 Municipal Bond ETF

BSMV	Invesco BulletShares 2031 Municipal Bond ETF

BSMW	Invesco BulletShares 2032 Municipal Bond ETF

BSSX	Invesco BulletShares 2033 Municipal Bond ETF

BSMY	Invesco BulletShares 2034 Municipal Bond ETF

2

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-57.10%
Aerospace & Defense-0.33%
Lockheed Martin Corp., 4.95%, 10/15/2025	$9,974,000	$9,975,538

Automobile Components-0.41%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	12,554,000	12,549,493

Automobiles-4.64%
American Honda Finance Corp.
1.00%, 09/10/2025	10,334,000	10,326,103
5.80%, 10/03/2025(b)	19,681,000	19,701,386
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	42,245,000	42,108,462
General Motors Co., 6.13%, 10/01/2025	24,133,000	24,133,000
Toyota Motor Credit Corp.
5.60%, 09/11/2025	11,930,000	11,933,300
0.80%, 10/16/2025	20,170,000	20,085,529
5.40%, 11/10/2025	12,552,000	12,576,640

		140,864,420

Banks-5.71%
Bank of Montreal (Canada), 5.92%, 09/25/2025(b)	23,997,000	24,018,350
Citigroup, Inc., 5.50%, 09/13/2025	26,128,000	26,116,966
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	27,508,000	27,496,730
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	9,910,000	9,921,730
Truist Bank, 3.63%, 09/16/2025	21,714,000	21,702,559
UBS AG (Switzerland), 5.80%, 09/11/2025	19,436,000	19,441,601
Wells Fargo & Co., 3.55%, 09/29/2025	44,500,000	44,466,922

		173,164,858

Beverages-1.68%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	14,848,000	14,813,344
5.20%, 10/24/2025	10,357,000	10,366,860
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	10,329,000	10,302,308
PepsiCo, Inc., 5.25%, 11/10/2025	15,392,000	15,416,256

		50,898,768

Broadline Retail-1.41%
Amazon.com, Inc.
4.60%, 12/01/2025(b)	25,895,000	25,926,236
5.20%, 12/03/2025	16,996,000	16,997,425

		42,923,661

Capital Markets-3.04%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	38,999,000	38,982,128
Morgan Stanley, 5.00%, 11/24/2025	38,613,000	38,646,490
Northern Trust Corp., 3.95%, 10/30/2025	14,483,000	14,464,735

		92,093,353

	Principal Amount	Value
Chemicals-1.02%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	$11,175,000	$11,136,882
LYB International Finance III LLC, 1.25%, 10/01/2025	10,072,000	10,043,658
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	9,618,000	9,631,546

		30,812,086

Commercial Services & Supplies-0.33%
Waste Management, Inc., 0.75%, 11/15/2025(b)	10,032,000	9,954,825

Consumer Finance-2.53%
Ally Financial, Inc., 5.75%, 11/20/2025(b)	21,598,000	21,632,560
Capital One Financial Corp., 4.20%, 10/29/2025(b)	30,279,000	30,233,286
General Motors Financial Co., Inc., 6.05%, 10/10/2025	24,851,000	24,884,853

		76,750,699

Consumer Staples Distribution & Retail-1.61%
Sysco Corp., 3.75%, 10/01/2025	14,746,000	14,736,273
Walmart, Inc., 3.90%, 09/09/2025	34,017,000	34,011,481

		48,747,754

Diversified Telecommunication Services-0.43%
Verizon Communications, Inc., 0.85%, 11/20/2025	13,250,000	13,146,464

Electric Utilities-2.54%
Duke Energy Corp.
0.90%, 09/15/2025	9,387,000	9,374,826
5.00%, 12/08/2025	10,000,000	10,014,188
Entergy Corp., 0.90%, 09/15/2025	15,739,000	15,718,438
Florida Power & Light Co., 3.13%, 12/01/2025	11,581,000	11,543,476
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/2025	10,180,000	10,196,121
Southern Co. (The), 5.15%, 10/06/2025	10,004,000	10,007,476
Southern Power Co., 4.15%, 12/01/2025	10,358,000	10,344,264

		77,198,789

Entertainment-0.51%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	15,425,000	15,416,886

Financial Services-3.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.45%, 10/01/2025	11,708,000	11,705,776
Blackstone Private Credit Fund, 7.05%, 09/29/2025	15,280,000	15,302,735
Visa, Inc., 3.15%, 12/14/2025	77,468,000	77,255,507

		104,264,018

Food Products-0.49%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	14,823,000	14,812,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

August 31, 2025

	Principal Amount	Value
Ground Transportation-0.40%
CSX Corp., 3.35%, 11/01/2025	$12,132,000	$12,108,214

Health Care Equipment & Supplies-1.43%
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025(b)	28,852,000	28,893,710
Stryker Corp., 3.38%, 11/01/2025	14,436,000	14,404,822

		43,298,532

Health Care Providers & Services-1.91%
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	10,096,000	10,093,248
Cigna Group (The), 4.13%, 11/15/2025	23,484,000	23,458,602
McKesson Corp., 0.90%, 12/03/2025	9,618,000	9,532,608
UnitedHealth Group, Inc., 5.15%, 10/15/2025	14,745,000	14,757,107

		57,841,565

Hotels, Restaurants & Leisure-0.29%
McDonald’s Corp., 1.45%, 09/01/2025	8,683,000	8,683,000

Household Durables-0.32%
DR Horton, Inc., 2.60%, 10/15/2025	9,655,000	9,631,673

Household Products-0.63%
Procter & Gamble Co. (The), 0.55%, 10/29/2025	19,243,000	19,129,869

Insurance-1.17%
Allstate Corp. (The), 0.75%, 12/15/2025	11,581,000	11,458,516
Aon Global Ltd., 3.88%, 12/15/2025	14,481,000	14,456,819
MetLife, Inc., 3.60%, 11/13/2025	9,651,000	9,634,521

		35,549,856

IT Services-0.39%
International Business Machines Corp., 7.00%, 10/30/2025	11,833,000	11,883,014

Life Sciences Tools & Services-0.54%
Danaher Corp., 3.35%, 09/15/2025(b)	9,622,000	9,617,513
Illumina, Inc., 5.80%, 12/12/2025	6,890,000	6,912,215

		16,529,728

Machinery-1.37%
Caterpillar Financial Services Corp., 0.80%, 11/13/2025	20,521,000	20,381,181
Cummins, Inc., 0.75%, 09/01/2025	8,496,000	8,496,000
John Deere Capital Corp., 4.05%, 09/08/2025	12,536,000	12,534,965

		41,412,146

Multi-Utilities-0.81%
Dominion Energy, Inc., 3.90%, 10/01/2025	14,704,000	14,694,374
WEC Energy Group, Inc., 5.00%, 09/27/2025	9,995,000	9,995,614

		24,689,988

Oil, Gas & Consumable Fuels-2.30%
Chevron Corp., 3.33%, 11/17/2025	14,436,000	14,407,340
Devon Energy Corp., 5.85%, 12/15/2025	9,950,000	9,952,275
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	19,723,000	19,723,350

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025(b)	$11,184,000	$11,168,410
Williams Cos., Inc. (The), 4.00%, 09/15/2025	14,595,000	14,592,376

		69,843,751

Pharmaceuticals-4.74%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025(b)	38,493,000	38,411,350
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	19,245,000	19,113,480
Johnson & Johnson, 0.55%, 09/01/2025	19,242,000	19,242,000
Novartis Capital Corp., 3.00%, 11/20/2025	34,881,000	34,794,008
Royalty Pharma PLC, 1.20%, 09/02/2025	19,238,000	19,238,000
Zoetis, Inc., 4.50%, 11/13/2025	13,030,000	13,028,816

		143,827,654

Retail REITs-1.05%
Realty Income Corp., 4.63%, 11/01/2025	10,713,000	10,710,850
Simon Property Group L.P., 3.50%, 09/01/2025	21,169,000	21,169,000

		31,879,850

Semiconductors & Semiconductor Equipment-1.20%
Applied Materials, Inc., 3.90%, 10/01/2025	13,469,000	13,462,323
Microchip Technology, Inc., 4.25%, 09/01/2025	23,088,000	23,088,000

		36,550,323

Software-2.98%
Microsoft Corp., 3.13%, 11/03/2025	57,738,000	57,620,356
Oracle Corp., 5.80%, 11/10/2025	19,244,000	19,288,884
Roper Technologies, Inc., 1.00%, 09/15/2025	13,473,000	13,455,324

		90,364,564

Specialized REITs-0.78%
American Tower Corp., 1.30%, 09/15/2025	9,654,000	9,641,283
Equinix, Inc., 1.00%, 09/15/2025	13,918,000	13,898,259

		23,539,542

Specialty Retail-2.14%
Home Depot, Inc. (The)
3.35%, 09/15/2025	19,778,000	19,768,831
4.00%, 09/15/2025	14,911,000	14,905,439
Lowe’s Cos., Inc.
4.40%, 09/08/2025	17,372,000	17,371,480
3.38%, 09/15/2025	13,029,000	13,023,525

		65,069,275

Technology Hardware, Storage & Peripherals-1.61%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	48,834,000	48,837,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

August 31, 2025

	Principal Amount	Value
Tobacco-0.48%
Philip Morris International, Inc., 5.00%, 11/17/2025	$14,434,000	$14,448,728

Wireless Telecommunication Services-0.44%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	13,516,000	13,477,597

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,732,210,817)		1,732,169,956

	Shares
Money Market Funds-42.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $1,274,791,055)	1,274,791,055	1,274,791,055

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $3,007,001,872)		3,006,961,011

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 4.28%(c)(d)(e)	6,138,502	$6,138,502
Invesco Private Prime Fund, 4.46%(c)(d)(e)	15,964,368	15,969,157

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,106,302)		22,107,659

TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $3,029,108,174)		3,029,068,670
OTHER ASSETS LESS LIABILITIES-0.15%		4,676,809

NET ASSETS-100.00%		$3,033,745,479

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,237,269	$3,168,893,016	$(1,912,339,230)	$-	$-	$1,274,791,055	$12,278,611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,205,679	233,212,168	(286,279,345)	-	-	6,138,502	1,856,709	*
Invesco Private Prime Fund	169,188,488	462,983,117	(616,179,353)	(10,332)	(12,763)	15,969,157	4,945,007	*

Total	$246,631,436	$3,865,088,301	$(2,814,797,928)	$(10,332)	$(12,763)	$1,296,898,714	$19,080,327

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.93%
Aerospace & Defense-2.29%
Boeing Co. (The)
2.75%, 02/01/2026	$12,121,000	$12,029,792
2.20%, 02/04/2026	47,345,000	46,897,413
General Dynamics Corp.
1.15%, 06/01/2026(b)	4,280,000	4,183,910
2.13%, 08/15/2026	4,284,000	4,210,231
Lockheed Martin Corp., 3.55%, 01/15/2026	8,627,000	8,602,664
RTX Corp.
5.00%, 02/27/2026	4,303,000	4,313,756
2.65%, 11/01/2026	6,209,000	6,104,549
5.75%, 11/08/2026	10,828,000	11,011,017

		97,353,332

Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026(b)	6,481,000	6,445,246
United Parcel Service, Inc., 2.40%, 11/15/2026	4,319,000	4,239,209

		10,684,455

Automobiles-4.33%
American Honda Finance Corp.
4.95%, 01/09/2026	7,321,000	7,335,837
4.75%, 01/12/2026(b)	4,305,000	4,310,380
5.25%, 07/07/2026	8,256,000	8,331,982
1.30%, 09/09/2026	6,472,000	6,285,882
2.30%, 09/09/2026	4,292,000	4,209,835
4.40%, 10/05/2026	5,935,000	5,952,271
Ford Motor Co., 4.35%, 12/08/2026(b)	12,934,000	12,870,067
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	10,352,000	10,335,894
6.95%, 03/06/2026	11,212,000	11,304,794
6.95%, 06/10/2026	7,714,000	7,816,501
2.70%, 08/10/2026	12,939,000	12,683,837
5.13%, 11/05/2026(b)	10,350,000	10,371,074
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	4,308,000	4,314,521
5.20%, 11/09/2026	4,279,000	4,343,736
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026	8,627,000	8,490,385
5.28%, 07/13/2026(b)	4,305,000	4,344,181
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	7,749,000	7,762,435
0.80%, 01/09/2026	6,027,000	5,955,154
5.20%, 05/15/2026(b)	6,427,000	6,476,009
4.45%, 05/18/2026	12,008,000	12,025,841
1.13%, 06/18/2026(b)	8,629,000	8,431,225
4.55%, 08/07/2026	6,470,000	6,499,140
5.00%, 08/14/2026(b)	5,598,000	5,645,750
5.40%, 11/20/2026(b)	7,764,000	7,894,379

		183,991,110

Banks-22.18%
Bank of America Corp.
4.45%, 03/03/2026	17,258,000	17,268,207
3.50%, 04/19/2026	21,574,000	21,496,602
4.25%, 10/22/2026	17,215,000	17,228,497

	Principal Amount	Value
Banks-(continued)
Bank of America N.A., 5.53%, 08/18/2026	$17,274,000	$17,494,375
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	11,645,000	11,732,230
5.27%, 12/11/2026(b)	9,923,000	10,064,732
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	10,782,000	10,803,804
1.05%, 03/02/2026(b)	8,200,000	8,069,856
1.35%, 06/24/2026(b)	6,475,000	6,332,395
1.30%, 09/15/2026(b)	7,763,000	7,544,907
5.35%, 12/07/2026(b)	9,889,000	10,031,197
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	17,599,000	17,669,240
BPCE S.A. (France), 3.38%, 12/02/2026	5,105,000	5,060,027
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(b)	7,318,000	7,455,341
Capital One N.A., 3.45%, 07/27/2026	8,627,000	8,562,288
Citibank N.A.
5.44%, 04/30/2026	17,248,000	17,370,326
4.93%, 08/06/2026	12,957,000	13,046,443
5.49%, 12/04/2026	17,252,000	17,531,187
Citigroup, Inc.
3.70%, 01/12/2026	17,246,000	17,204,760
4.60%, 03/09/2026	12,941,000	12,953,792
3.40%, 05/01/2026(b)	17,249,000	17,147,683
3.20%, 10/21/2026	25,880,000	25,594,548
4.30%, 11/20/2026	8,620,000	8,624,058
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026(b)	8,612,000	8,625,718
3.75%, 07/21/2026	12,936,000	12,855,444
4.33%, 08/28/2026	4,241,000	4,253,398
5.50%, 10/05/2026	6,041,000	6,139,043
Fifth Third Bank N.A., 3.85%, 03/15/2026	6,475,000	6,455,002
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	15,160,000	15,159,872
4.38%, 11/23/2026	7,637,000	7,647,652
JPMorgan Chase & Co.
3.30%, 04/01/2026	21,997,000	21,879,986
3.20%, 06/15/2026	15,094,000	14,984,096
2.95%, 10/01/2026	26,000,000	25,711,177
7.63%, 10/15/2026(b)	5,362,000	5,571,577
4.13%, 12/15/2026	18,264,000	18,273,874
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026(b)	23,976,000	24,290,784
KeyBank N.A.
4.70%, 01/26/2026	4,282,000	4,283,692
3.40%, 05/20/2026	5,180,000	5,142,765
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	12,955,000	12,955,026
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	11,215,000	11,223,988
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	20,485,000	20,429,457
2.76%, 09/13/2026(b)	8,487,000	8,364,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan),
2.84%, 09/13/2026(b)	$8,523,000	$8,411,044
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	12,957,000	12,986,758
5.88%, 10/30/2026(b)	14,228,000	14,510,577
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	12,941,000	12,977,452
PNC Financial Services Group, Inc. (The),
1.15%, 08/13/2026	6,044,000	5,875,246
Royal Bank of Canada (Canada)
4.88%, 01/12/2026	8,628,000	8,642,804
1.15%, 07/14/2026	6,444,000	6,286,552
5.20%, 07/20/2026	8,629,000	8,703,612
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	8,625,000	8,520,801
5.46%, 01/13/2026	15,543,000	15,602,681
3.78%, 03/09/2026(b)	12,939,000	12,905,947
5.88%, 07/13/2026	7,308,000	7,410,052
2.63%, 07/14/2026	19,415,000	19,159,687
1.40%, 09/17/2026	17,249,000	16,767,255
3.01%, 10/19/2026(b)	12,935,000	12,775,555
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026(b)	6,428,000	6,442,208
5.53%, 07/17/2026(b)	15,543,000	15,718,236
5.26%, 12/11/2026	4,320,000	4,383,503
4.57%, 12/17/2026	12,069,000	12,130,088
Truist Bank
3.30%, 05/15/2026	6,474,000	6,426,568
3.80%, 10/30/2026	7,336,000	7,292,883
U.S. Bancorp
Series V, 2.38%, 07/22/2026	11,662,000	11,489,783
Series W, 3.10%, 04/27/2026	8,634,000	8,567,983
UBS AG (Switzerland)
1.25%, 06/01/2026	8,386,000	8,201,177
1.25%, 08/07/2026	14,066,000	13,697,931
Wells Fargo & Co.
3.00%, 04/22/2026	30,101,000	29,869,569
4.10%, 06/03/2026	21,017,000	20,982,142
3.00%, 10/23/2026	30,189,000	29,801,301
Wells Fargo Bank N.A.
4.81%, 01/15/2026	15,525,000	15,544,840
5.45%, 08/07/2026	18,999,000	19,202,771
5.25%, 12/11/2026(b)	19,416,000	19,691,943

		941,512,764

Beverages-1.28%
Constellation Brands, Inc., 3.70%, 12/06/2026	5,139,000	5,105,062
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026(b)	6,907,000	6,995,335
Molson Coors Beverage Co., 3.00%, 07/15/2026	17,256,000	17,060,752
PepsiCo, Inc.
4.55%, 02/13/2026(b)	4,304,000	4,307,000
2.85%, 02/24/2026(b)	6,425,000	6,384,213
2.38%, 10/06/2026(b)	8,610,000	8,472,303
5.13%, 11/10/2026	6,050,000	6,129,739

		54,454,404

	Principal Amount	Value
Biotechnology-2.62%
AbbVie, Inc.
3.20%, 05/14/2026	$17,248,053	$17,133,910
2.95%, 11/21/2026	34,408,000	33,965,867
Amgen, Inc.
5.51%, 03/02/2026	12,911,000	12,912,388
2.60%, 08/19/2026	10,795,000	10,639,556
Gilead Sciences, Inc., 3.65%, 03/01/2026(b)	23,723,000	23,645,395
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	12,935,000	12,805,446

		111,102,562

Broadline Retail-0.70%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	23,718,000	23,226,975
eBay, Inc., 1.40%, 05/10/2026(b)	6,433,000	6,308,895

		29,535,870

Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	4,170,000	4,156,131

Capital Markets-6.89%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	4,323,000	4,268,184
Ares Capital Corp.
3.88%, 01/15/2026	9,914,000	9,885,925
2.15%, 07/15/2026	8,575,000	8,408,019
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	6,040,000	5,953,639
2.80%, 05/04/2026(b)	6,475,000	6,419,936
2.45%, 08/17/2026	6,450,000	6,355,392
1.05%, 10/15/2026	4,313,000	4,175,697
Blackstone Secured Lending Fund
3.63%, 01/15/2026	6,835,000	6,805,257
2.75%, 09/16/2026(b)	6,005,000	5,896,247
Blue Owl Capital Corp.
4.25%, 01/15/2026	4,270,000	4,259,736
3.40%, 07/15/2026	8,593,000	8,490,813
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	4,320,000	4,318,099
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	10,798,000	10,611,441
1.15%, 05/13/2026	8,641,000	8,458,703
5.88%, 08/24/2026(b)	8,592,000	8,720,840
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	6,914,000	6,822,984
FS KKR Capital Corp., 3.40%, 01/15/2026(b)	8,613,000	8,560,318
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	4,283,000	4,252,411
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	15,093,000	15,052,312
3.50%, 11/16/2026	23,716,000	23,525,552
Morgan Stanley
3.88%, 01/27/2026	25,886,000	25,840,408
3.13%, 07/27/2026	25,879,000	25,646,952
6.25%, 08/09/2026(b)	6,201,000	6,323,414
4.35%, 09/08/2026	19,405,000	19,424,147
Nasdaq, Inc., 3.85%, 06/30/2026(b)	4,301,000	4,292,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	$5,180,000	$5,201,711
1.65%, 07/14/2026(b)	10,783,000	10,545,599
State Street Corp.
2.65%, 05/19/2026	6,474,000	6,408,475
5.27%, 08/03/2026(b)	10,358,000	10,452,697
UBS Group AG (Switzerland), 4.55%, 04/17/2026	17,094,000	17,121,834

		292,498,847

Chemicals-0.81%
Ecolab, Inc., 2.70%, 11/01/2026	6,482,000	6,382,831
EIDP, Inc., 4.50%, 05/15/2026(b)	5,178,000	5,184,099
FMC Corp., 3.20%, 10/01/2026	4,279,000	4,223,522
Linde, Inc., 3.20%, 01/30/2026(b)	6,240,000	6,212,982
PPG Industries, Inc., 1.20%, 03/15/2026	6,039,000	5,938,577
Westlake Corp., 3.60%, 08/15/2026	6,462,000	6,416,885

		34,358,896

Commercial Services & Supplies-0.44%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026(b)	8,639,000	8,457,103
Republic Services, Inc., 2.90%, 07/01/2026(b)	4,316,000	4,276,226
Veralto Corp., 5.50%, 09/18/2026	6,036,000	6,100,542

		18,833,871

Communications Equipment-0.65%
Cisco Systems, Inc.
4.90%, 02/26/2026	8,570,000	8,596,641
2.95%, 02/28/2026(b)	6,471,000	6,429,907
2.50%, 09/20/2026	12,946,300	12,755,570

		27,782,118

Consumer Finance-2.16%
American Express Co.
4.90%, 02/13/2026	10,346,000	10,366,738
1.65%, 11/04/2026	9,502,000	9,240,347
Capital One Financial Corp., 3.75%, 07/28/2026(b)	12,937,000	12,859,639
General Motors Financial Co., Inc.
1.25%, 01/08/2026	12,934,000	12,786,325
5.25%, 03/01/2026	10,723,650	10,742,566
5.40%, 04/06/2026	14,204,000	14,273,213
1.50%, 06/10/2026	10,828,000	10,583,552
4.00%, 10/06/2026(b)	6,451,000	6,420,756
Synchrony Financial, 3.70%, 08/04/2026	4,318,000	4,287,955

		91,561,091

Consumer Staples Distribution & Retail-1.05%
Kroger Co. (The)
3.50%, 02/01/2026(b)	4,316,000	4,299,432
2.65%, 10/15/2026	6,460,000	6,355,022
Sysco Corp., 3.30%, 07/15/2026	8,631,000	8,557,548
Target Corp., 2.50%, 04/15/2026	8,609,000	8,531,225
Walmart, Inc.
4.00%, 04/15/2026(b)	6,487,000	6,484,375
1.05%, 09/17/2026(b)	10,776,000	10,467,676

		44,695,278

	Principal Amount	Value
Containers & Packaging-0.41%
Berry Global, Inc., 1.57%, 01/15/2026	$13,147,000	$12,993,688
Sonoco Products Co., 4.45%, 09/01/2026	4,314,000	4,314,231

		17,307,919

Diversified Telecommunication Services-0.76%
AT&T, Inc., 1.70%, 03/25/2026	25,739,000	25,367,012
Verizon Communications, Inc., 1.45%, 03/20/2026(b)	7,101,000	6,991,192

		32,358,204

Electric Utilities-3.40%
Commonwealth Edison Co., 2.55%, 06/15/2026(b)	4,242,000	4,192,052
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	5,179,000	5,118,699
Duke Energy Corp., 2.65%, 09/01/2026	12,915,000	12,723,774
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	6,443,000	6,390,693
Entergy Arkansas LLC, 3.50%, 04/01/2026	5,169,000	5,142,242
Entergy Corp., 2.95%, 09/01/2026	6,476,000	6,387,367
Exelon Corp., 3.40%, 04/15/2026	6,462,000	6,425,191
Florida Power & Light Co., 4.45%, 05/15/2026(b)	4,268,000	4,274,316
Fortis, Inc. (Canada), 3.06%, 10/04/2026	9,489,000	9,348,470
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026(b)	5,173,000	5,174,214
1.00%, 06/15/2026	5,113,000	4,986,725
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026(b)	8,571,000	8,589,077
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	16,837,575	16,737,834
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	5,570,000	5,514,445
San Diego Gas & Electric Co., 2.50%, 05/15/2026	4,292,000	4,240,129
Southern California Edison Co.
5.35%, 03/01/2026(b)	5,144,000	5,154,842
4.40%, 09/06/2026	4,322,000	4,326,163
Southern Co. (The), 3.25%, 07/01/2026	15,093,000	14,959,640
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	4,290,000	4,230,986
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	6,409,000	6,378,784
Xcel Energy, Inc., 3.35%, 12/01/2026	4,241,000	4,194,680

		144,490,323

Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026	6,429,000	6,217,143
Regal Rexnord Corp., 6.05%, 02/15/2026	9,482,000	9,523,176

		15,740,319

Electronic Equipment, Instruments & Components-0.55%
Avnet, Inc., 4.63%, 04/15/2026	4,709,000	4,708,957
Jabil, Inc., 1.70%, 04/15/2026	4,315,000	4,244,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
TD SYNNEX Corp., 1.75%, 08/09/2026	$5,994,000	$5,846,968
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/13/2026(b)	4,305,000	4,306,985
Vontier Corp., 1.80%, 04/01/2026	4,313,000	4,252,877

		23,360,677

Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	5,152,000	5,016,116

Entertainment-1.02%
Netflix, Inc., 4.38%, 11/15/2026	8,584,000	8,638,026
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	4,746,000	4,760,385
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	8,614,000	8,565,532
1.85%, 07/30/2026(b)	8,591,000	8,425,517
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	12,938,000	12,830,599

		43,220,059

Financial Services-3.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	8,629,000	8,531,466
2.45%, 10/29/2026	32,297,000	31,644,028
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	21,564,000	21,443,947
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	10,708,000	10,446,189
Block, Inc., 2.75%, 06/01/2026	8,615,000	8,474,546
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	10,794,000	10,624,215
Fiserv, Inc., 3.20%, 07/01/2026	17,239,000	17,084,153
Global Payments, Inc.
1.20%, 03/01/2026	9,483,000	9,332,332
4.80%, 04/01/2026	6,448,569	6,450,515
Mastercard, Inc., 2.95%, 11/21/2026	6,479,000	6,406,519
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	10,790,000	10,626,945
State Street Bank and Trust Co., 4.59%, 11/25/2026	9,920,000	9,999,830
Voya Financial, Inc., 3.65%, 06/15/2026.	3,858,000	3,839,724
Western Union Co. (The), 1.35%, 03/15/2026	5,145,000	5,059,166

		159,963,575

Food Products-1.27%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	8,635,000	8,508,114
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	6,035,000	5,981,976
Conagra Brands, Inc., 5.30%, 10/01/2026(b)	4,268,000	4,309,093
Hershey Co. (The), 2.30%, 08/15/2026(b)	4,316,000	4,246,294
Ingredion, Inc., 3.20%, 10/01/2026	4,321,000	4,275,765
Kellanova, 3.25%, 04/01/2026	6,481,000	6,442,457

	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	$16,089,000	$15,915,686
McCormick & Co., Inc., 0.90%, 02/15/2026	4,284,000	4,215,411

		53,894,796

Gas Utilities-0.10%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	4,310,000	4,253,509

Ground Transportation-0.79%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026(b)	4,320,000	4,285,650
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	8,622,000	8,379,291
CSX Corp., 2.60%, 11/01/2026	6,040,000	5,942,789
Norfolk Southern Corp., 2.90%, 06/15/2026	5,140,000	5,084,521
Union Pacific Corp.
4.75%, 02/21/2026	4,302,000	4,308,533
2.75%, 03/01/2026(b)	5,549,000	5,507,535

		33,508,319

Health Care Equipment & Supplies-0.70%
Abbott Laboratories, 3.75%, 11/30/2026	14,659,000	14,634,497
Baxter International, Inc., 2.60%, 08/15/2026(b)	6,454,000	6,354,165
Stryker Corp., 3.50%, 03/15/2026	8,625,000	8,595,024

		29,583,686

Health Care Providers & Services-3.22%
Cardinal Health, Inc., 4.70%, 11/15/2026	4,305,000	4,334,217
Cigna Group (The)
4.50%, 02/25/2026	9,050,000	9,054,327
1.25%, 03/15/2026(b)	4,736,000	4,658,562
CVS Health Corp.
5.00%, 02/20/2026	12,940,000	12,971,413
2.88%, 06/01/2026	15,060,000	14,885,757
Elevance Health, Inc.
4.90%, 02/08/2026	4,299,000	4,299,200
1.50%, 03/15/2026(b)	6,480,000	6,378,132
HCA, Inc.
5.88%, 02/15/2026	12,948,500	12,959,435
5.25%, 06/15/2026	12,866,000	12,889,503
5.38%, 09/01/2026	8,631,000	8,664,432
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026(b)	4,268,000	4,183,480
McKesson Corp., 1.30%, 08/15/2026	4,305,000	4,191,753
Quest Diagnostics, Inc., 3.45%, 06/01/2026	4,311,000	4,284,219
UnitedHealth Group, Inc.
1.25%, 01/15/2026	4,292,000	4,242,191
3.10%, 03/15/2026(b)	8,600,000	8,544,369
1.15%, 05/15/2026(b)	8,641,000	8,455,705
4.75%, 07/15/2026	5,611,000	5,641,123
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	6,043,000	5,876,519

		136,514,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Health Care REITs-0.50%
Healthpeak OP LLC, 3.25%, 07/15/2026	$5,608,000	$5,557,341
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026(b)	5,179,000	5,180,356
Ventas Realty L.P., 4.13%, 01/15/2026	4,289,000	4,281,006
Welltower OP LLC, 4.25%, 04/01/2026(b)	5,977,000	5,975,193

		20,993,896

Hotels, Restaurants & Leisure-1.16%
Booking Holdings, Inc., 3.60%, 06/01/2026	8,620,000	8,587,313
Expedia Group, Inc., 5.00%, 02/15/2026	6,462,029	6,466,890
Marriott International, Inc., Series R, 3.13%, 06/15/2026	6,431,000	6,371,473
McDonald’s Corp., 3.70%, 01/30/2026	15,096,000	15,055,402
Starbucks Corp.
4.75%, 02/15/2026(b)	8,612,000	8,624,793
2.45%, 06/15/2026(b)	4,268,000	4,212,527

		49,318,398

Household Durables-0.12%
DR Horton, Inc., 1.30%, 10/15/2026(b)	5,167,000	5,010,628

Household Products-0.73%
Colgate-Palmolive Co., 4.80%, 03/02/2026	4,289,000	4,303,150
Procter & Gamble Co. (The)
4.10%, 01/26/2026	5,581,000	5,578,878
2.70%, 02/02/2026(b)	5,177,000	5,138,571
1.00%, 04/23/2026	8,571,000	8,405,343
2.45%, 11/03/2026	7,552,000	7,434,034

		30,859,976

Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	6,864,000	6,777,462

Industrial Conglomerates-0.43%
3M Co., 2.25%, 09/19/2026(b)	5,618,000	5,510,578
Honeywell International, Inc., 2.50%, 11/01/2026(b)	12,942,000	12,717,018

		18,227,596

Insurance-1.36%
Allstate Corp. (The), 3.28%, 12/15/2026	4,713,000	4,663,234
Arch Capital Finance LLC, 4.01%, 12/15/2026	4,317,000	4,311,977
Chubb INA Holdings LLC, 3.35%, 05/03/2026	12,935,000	12,860,539
CNA Financial Corp., 4.50%, 03/01/2026	4,270,000	4,268,950
Loews Corp., 3.75%, 04/01/2026	4,264,000	4,250,803
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026(b)	8,611,000	8,605,008
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	5,151,000	5,136,059
Old Republic International Corp., 3.88%, 08/26/2026	4,747,000	4,722,364

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 1.50%, 03/10/2026	$4,312,000	$4,249,951
Trinity Acquisition PLC, 4.40%, 03/15/2026	4,697,000	4,692,323

		57,761,208

Interactive Media & Services-0.40%
Alphabet, Inc., 2.00%, 08/15/2026	17,257,000	16,940,283

IT Services-0.83%
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	5,147,000	5,013,497
DXC Technology Co., 1.80%, 09/15/2026(b)	6,049,000	5,889,626
International Business Machines Corp.
4.50%, 02/06/2026	7,339,000	7,344,444
3.45%, 02/19/2026(b)	11,637,000	11,592,610
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	5,735,000	5,583,344

		35,423,521

Leisure Products-0.11%
Hasbro, Inc., 3.55%, 11/19/2026	4,791,000	4,744,667

Life Sciences Tools & Services-0.43%
Illumina, Inc., 4.65%, 09/09/2026	4,300,000	4,312,306
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	5,172,000	5,207,527
5.00%, 12/05/2026(b)	8,610,000	8,708,355

		18,228,188

Machinery-2.87%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	7,766,000	7,777,322
5.05%, 02/27/2026	6,889,000	6,916,675
0.90%, 03/02/2026	6,425,000	6,321,046
4.35%, 05/15/2026	12,478,000	12,496,772
1.15%, 09/14/2026	4,291,000	4,170,422
4.45%, 10/16/2026	6,405,000	6,439,047
CNH Industrial Capital LLC
1.88%, 01/15/2026	4,267,000	4,221,602
1.45%, 07/15/2026(b)	5,177,000	5,049,794
Fortive Corp., 3.15%, 06/15/2026	7,736,000	7,663,352
Illinois Tool Works, Inc., 2.65%, 11/15/2026	8,622,000	8,504,024
John Deere Capital Corp.
4.80%, 01/09/2026(b)	10,333,000	10,351,347
0.70%, 01/15/2026	7,710,000	7,609,278
5.05%, 03/03/2026(b)	4,753,000	4,774,829
4.75%, 06/08/2026	5,176,000	5,205,988
2.65%, 06/10/2026(b)	4,317,000	4,269,135
1.05%, 06/17/2026(b)	4,720,000	4,611,809
5.15%, 09/08/2026	4,740,000	4,797,731
Wabtec Corp., 3.45%, 11/15/2026	6,451,000	6,390,408
Xylem, Inc., 3.25%, 11/01/2026(b)	4,264,000	4,217,811

		121,788,392

Media-0.93%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	9,487,000	9,634,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Media-(continued)
Comcast Corp., 3.15%, 03/01/2026	$18,086,000	$17,987,032
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	12,076,000	12,013,376

		39,634,714

Multi-Utilities-0.87%
Ameren Corp., 5.70%, 12/01/2026(b)	5,172,000	5,258,755
CenterPoint Energy, Inc., 1.45%, 06/01/2026	4,314,000	4,221,606
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	4,817,000	4,733,179
DTE Electric Co., 4.85%, 12/01/2026	4,304,000	4,356,399
DTE Energy Co., 2.85%, 10/01/2026	5,153,000	5,080,640
Sempra, 5.40%, 08/01/2026	4,739,000	4,778,153
WEC Energy Group, Inc., 4.75%, 01/09/2026	8,618,000	8,624,052

		37,052,784

Office REITs-0.40%
Boston Properties L.P.
3.65%, 02/01/2026	8,634,000	8,595,269
2.75%, 10/01/2026	8,654,000	8,506,076

		17,101,345

Oil, Gas & Consumable Fuels-6.24%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,752,000	4,784,594
Chevron Corp., 2.95%, 05/16/2026	19,405,000	19,250,883
Diamondback Energy, Inc., 3.25%, 12/01/2026	6,476,000	6,401,632
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	4,321,000	4,201,440
5.90%, 11/15/2026	6,446,000	6,560,915
4.25%, 12/01/2026	6,431,000	6,434,114
Energy Transfer L.P.
4.75%, 01/15/2026	8,576,954	8,579,804
3.90%, 07/15/2026	4,696,000	4,680,650
6.05%, 12/01/2026	8,625,000	8,793,685
Enterprise Products Operating LLC
5.05%, 01/10/2026	6,435,000	6,445,671
3.70%, 02/15/2026(b)	7,512,000	7,488,263
EOG Resources, Inc., 4.15%, 01/15/2026	6,474,000	6,467,518
Equinor ASA (Norway), 1.75%, 01/22/2026	6,477,000	6,412,258
Expand Energy Corp., 5.38%, 02/01/2029(b)	5,761,000	5,775,547
Exxon Mobil Corp.
3.04%, 03/01/2026	21,453,000	21,332,642
2.28%, 08/16/2026(b)	8,607,000	8,470,298
Kinder Morgan, Inc., 1.75%, 11/15/2026	4,322,000	4,199,356
MPLX L.P., 1.75%, 03/01/2026	12,910,000	12,738,150
ONEOK, Inc.
5.85%, 01/15/2026	5,169,000	5,188,281
5.00%, 03/01/2026	5,565,000	5,569,534
5.55%, 11/01/2026	6,452,000	6,529,911
Ovintiv, Inc., 5.38%, 01/01/2026	3,939,000	3,940,178
Phillips 66, 1.30%, 02/15/2026	4,309,000	4,245,416

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Pioneer Natural Resources Co.
1.13%, 01/15/2026	$6,472,000	$6,393,761
5.10%, 03/29/2026	9,497,000	9,539,944
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	6,468,000	6,474,758
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	4,319,000	4,336,345
Shell International Finance B.V.
2.88%, 05/10/2026	15,015,000	14,883,751
2.50%, 09/12/2026(b)	8,623,000	8,494,822
Spectra Energy Partners L.P., 3.38%, 10/15/2026	5,181,000	5,128,029
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	5,857,000	5,972,002
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	7,330,000	7,330,829
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	8,624,049	8,678,510
Valero Energy Corp., 3.40%, 09/15/2026	3,643,000	3,611,409
Williams Cos., Inc. (The), 5.40%, 03/02/2026	9,440,000	9,485,209

		264,820,109

Passenger Airlines-0.14%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	5,947,000	5,994,267

Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026(b)	6,470,000	6,501,163
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	6,044,000	5,939,967

		12,441,130

Pharmaceuticals-2.39%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	10,781,000	10,552,424
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	10,352,000	10,137,775
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	8,576,000	8,604,260
Eli Lilly and Co., 5.00%, 02/27/2026(b)	6,446,000	6,446,804
Johnson & Johnson, 2.45%, 03/01/2026	17,245,000	17,106,413
Merck & Co., Inc., 0.75%, 02/24/2026(b)	8,628,000	8,488,136
Pfizer, Inc.
2.75%, 06/03/2026	10,798,000	10,692,786
3.00%, 12/15/2026	15,060,000	14,897,701
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026(b)	14,400,000	14,319,216

		101,245,515

Professional Services-0.27%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	4,289,000	4,251,590
Concentrix Corp., 6.65%, 08/02/2026(b)	6,904,000	7,023,332

		11,274,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026(b)	$4,305,000	$4,385,116
ERP Operating L.P., 2.85%, 11/01/2026	4,318,000	4,260,607

		8,645,723

Retail REITs-0.89%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	5,125,000	5,111,617
Kimco Realty OP LLC, 2.80%, 10/01/2026	4,320,000	4,253,315
Realty Income Corp.
5.05%, 01/13/2026(b)	4,260,000	4,260,393
4.88%, 06/01/2026	5,158,000	5,172,915
4.13%, 10/15/2026	5,581,000	5,574,858
Simon Property Group L.P.
3.30%, 01/15/2026	6,840,000	6,811,570
3.25%, 11/30/2026	6,466,000	6,401,667

		37,586,335

Semiconductors & Semiconductor Equipment-1.36%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026	7,540,000	7,559,458
Analog Devices, Inc., 3.50%, 12/05/2026(b)	7,776,000	7,731,943
Intel Corp.
4.88%, 02/10/2026(b)	12,933,000	12,954,691
2.60%, 05/19/2026	8,575,995	8,469,703
Marvell Technology, Inc., 1.65%, 04/15/2026	4,302,000	4,228,263
NVIDIA Corp., 3.20%, 09/16/2026	8,611,000	8,549,769
Skyworks Solutions, Inc., 1.80%, 06/01/2026(b)	4,316,000	4,227,085
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	4,285,000	4,166,644

		57,887,556

Software-2.64%
Fortinet, Inc., 1.00%, 03/15/2026	4,246,000	4,167,720
Intuit, Inc., 5.25%, 09/15/2026	6,451,000	6,520,608
Microsoft Corp., 2.40%, 08/08/2026	34,519,000	34,023,780
Oracle Corp.
1.65%, 03/25/2026(b)	23,594,000	23,243,848
2.65%, 07/15/2026	25,874,000	25,519,194
Roper Technologies, Inc., 3.80%, 12/15/2026	6,048,000	6,012,478
VMware LLC, 1.40%, 08/15/2026	12,912,000	12,557,543

		112,045,171

Specialized REITs-1.92%
American Tower Corp.
4.40%, 02/15/2026	4,259,000	4,260,211
1.60%, 04/15/2026	6,011,000	5,907,200
1.45%, 09/15/2026	5,169,000	5,021,738
3.38%, 10/15/2026	8,640,000	8,558,836
Crown Castle, Inc.
4.45%, 02/15/2026(b)	7,757,000	7,742,041
3.70%, 06/15/2026	6,413,000	6,376,143
1.05%, 07/15/2026(b)	8,640,000	8,397,949
Equinix, Inc., 1.45%, 05/15/2026	5,955,000	5,833,457

	Principal Amount	Value
Specialized REITs-(continued)
Extra Space Storage L.P., 3.50%, 07/01/2026	$4,982,000	$4,943,628
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	8,393,000	8,425,993
Public Storage Operating Co.
0.88%, 02/15/2026	4,321,000	4,253,178
1.50%, 11/09/2026	5,618,000	5,457,499
Weyerhaeuser Co., 4.75%, 05/15/2026	6,458,000	6,475,744

		81,653,617

Specialty Retail-2.81%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026(b)	21,331,000	21,521,305
4.90%, 10/01/2026	14,781,500	14,846,669
Home Depot, Inc. (The)
3.00%, 04/01/2026	11,215,000	11,140,803
5.15%, 06/25/2026	12,870,000	12,981,664
2.13%, 09/15/2026	8,621,000	8,461,154
4.95%, 09/30/2026	6,481,500	6,543,952
Lowe’s Cos., Inc.
4.80%, 04/01/2026	8,606,000	8,625,640
2.50%, 04/15/2026(b)	11,643,000	11,518,885
O’Reilly Automotive, Inc.
3.55%, 03/15/2026(b)	4,299,000	4,284,868
5.75%, 11/20/2026	6,482,000	6,592,303
Ross Stores, Inc., 0.88%, 04/15/2026	4,314,000	4,221,613
TJX Cos., Inc. (The), 2.25%, 09/15/2026	8,630,000	8,485,635

		119,224,491

Technology Hardware, Storage & Peripherals-2.84%
Apple, Inc.
0.70%, 02/08/2026	21,586,000	21,270,209
3.25%, 02/23/2026	27,883,000	27,753,704
4.42%, 05/08/2026	8,580,000	8,580,171
2.45%, 08/04/2026(b)	19,310,000	19,046,775
2.05%, 09/11/2026(b)	17,275,000	16,963,212
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	6,472,000	6,376,138
4.45%, 09/25/2026	10,794,000	10,812,530
HP, Inc., 1.45%, 06/17/2026	4,438,000	4,339,958
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	5,179,000	5,187,012

		120,329,709

Textiles, Apparel & Luxury Goods-0.20%
NIKE, Inc., 2.38%, 11/01/2026	8,611,000	8,459,268

Tobacco-1.25%
Altria Group, Inc., 2.63%, 09/16/2026	4,319,000	4,249,088
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	8,608,000	8,517,445
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	12,934,000	12,736,928
Philip Morris International, Inc.
4.88%, 02/13/2026(b)	14,592,000	14,619,895
2.75%, 02/25/2026	6,482,000	6,433,872
0.88%, 05/01/2026	6,425,000	6,286,732

		52,843,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Principal Amount	Value
Trading Companies & Distributors-0.65%
Air Lease Corp.
2.88%, 01/15/2026(b)	$12,442,000	$12,359,569
5.30%, 06/25/2026	5,251,000	5,289,267
1.88%, 08/15/2026	10,350,000	10,113,288

		27,762,124

Wireless Telecommunication Services-1.31%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	4,322,000	4,247,725
Sprint LLC, 7.63%, 03/01/2026	12,942,000	13,006,982
T-Mobile USA, Inc.
2.25%, 02/15/2026	15,427,000	15,266,032
2.63%, 04/15/2026	10,363,000	10,252,255
4.75%, 02/01/2028(b)	12,969,000	12,998,271

		55,771,265

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,194,585,550)		4,199,580,788

	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $8,482,547)	8,482,547	8,482,547

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $4,203,068,097)		4,208,063,335

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.97%
Invesco Private Government Fund, 4.28%(c)(d)(e)	70,321,420	$70,321,420
Invesco Private Prime Fund, 4.46%(c)(d)(e)	183,078,927	183,133,851

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $253,441,397)		253,455,271

TOTAL INVESTMENTS IN SECURITIES-105.10% (Cost $4,456,509,494)		4,461,518,606
OTHER ASSETS LESS LIABILITIES-(5.10)%		(216,431,561)

NET ASSETS-100.00%		$4,245,087,045

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$3,810,675	$260,990,698	$(256,318,826)	$-	$-	$8,482,547	$728,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$100,856,094	$444,601,840	$(475,136,514)	$-	$-	$70,321,420	$3,815,634	*

Invesco Private Prime Fund	263,178,826	1,038,512,277	(1,118,527,119)	(3,146)	(26,987)	183,133,851	10,236,981	*

Total	$367,845,595	$1,744,104,815	$(1,849,982,459)	$(3,146)	$(26,987)	$261,937,818	$14,781,041

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-2.01%
Boeing Co. (The)
5.04%, 05/01/2027(b)	$17,108,000	$17,273,880
6.26%, 05/01/2027(b)	8,528,000	8,779,345
General Dynamics Corp.
3.50%, 04/01/2027(b)	6,396,000	6,366,981
2.63%, 11/15/2027	4,272,000	4,160,533
Howmet Aerospace, Inc., 5.90%, 02/01/2027	5,343,000	5,462,117
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	5,128,000	5,037,559
L3Harris Technologies, Inc., 5.40%, 01/15/2027	10,680,000	10,853,089
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	6,389,000	6,550,077
Northrop Grumman Corp., 3.20%, 02/01/2027	6,428,000	6,353,559
RTX Corp., 3.13%, 05/04/2027	9,409,000	9,269,958

		80,107,098

Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	8,554,000	8,412,490

Automobile Components-0.51%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	9,419,000	9,168,492
Lear Corp., 3.80%, 09/15/2027	4,700,000	4,659,052
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	6,397,000	6,292,285

		20,119,829

Automobiles-5.58%
American Honda Finance Corp.
2.35%, 01/08/2027	4,272,000	4,173,349
4.90%, 03/12/2027	5,991,000	6,056,309
4.55%, 07/09/2027	7,690,000	7,749,111
4.90%, 07/09/2027(b)	5,983,000	6,066,379
4.45%, 10/22/2027(b)	6,417,000	6,468,655
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	7,696,000	7,623,951
5.80%, 03/05/2027	12,816,000	12,920,513
5.85%, 05/17/2027	12,816,000	12,949,934
4.95%, 05/28/2027	12,832,000	12,810,354
4.13%, 08/17/2027	10,691,000	10,491,813
3.82%, 11/02/2027	6,396,000	6,227,140
7.35%, 11/04/2027	12,816,000	13,347,028
General Motors Co.
4.20%, 10/01/2027	6,418,000	6,404,246
6.80%, 10/01/2027(b)	8,554,000	8,932,521
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	8,551,000	8,354,287
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	4,272,000	4,350,061
4.45%, 08/06/2027(b)	5,990,000	6,066,642
Toyota Motor Corp. (Japan), 4.19%, 06/30/2027	4,272,000	4,289,336

	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$5,554,000	$5,605,548
3.20%, 01/11/2027	6,418,000	6,355,352
1.90%, 01/13/2027	6,437,000	6,263,757
3.05%, 03/22/2027	11,965,000	11,802,630
4.50%, 05/14/2027(b)	8,544,000	8,619,311
1.15%, 08/13/2027(b)	5,135,000	4,870,148
4.55%, 09/20/2027	8,564,000	8,668,879
4.35%, 10/08/2027	10,690,000	10,774,483
5.45%, 11/10/2027	5,990,000	6,175,995
Series B, 5.00%, 03/19/2027	7,700,000	7,812,139

		222,229,871

Banks-12.72%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027(b)	8,456,000	8,466,386
5.29%, 08/18/2027	14,941,000	15,223,059
Bank of America Corp.
3.25%, 10/21/2027	21,244,000	20,934,745
Series L, 4.18%, 11/25/2027	17,108,000	17,100,822
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	10,690,000	10,485,568
5.37%, 06/04/2027(b)	6,423,000	6,571,213
Series H, 4.70%, 09/14/2027(b)	8,554,000	8,658,579
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	6,413,000	6,244,830
2.95%, 03/11/2027	5,991,000	5,900,272
5.40%, 06/04/2027(b)	7,273,000	7,446,561
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	8,554,000	8,484,319
5.24%, 06/28/2027(b)	11,552,000	11,785,798
Citibank N.A., 4.58%, 05/29/2027	19,249,000	19,411,008
Citigroup, Inc., 4.45%, 09/29/2027	32,933,000	33,030,147
Cooperatieve Rabobank U.A. (Netherlands)
5.04%, 03/05/2027	5,543,000	5,630,714
4.37%, 05/27/2027	4,264,000	4,299,189
Fifth Third Bancorp, 2.55%, 05/05/2027	6,417,000	6,259,083
Fifth Third Bank N.A., 2.25%, 02/01/2027	5,117,000	4,983,982
HSBC USA, Inc., 5.29%, 03/04/2027	8,544,000	8,699,337
JPMorgan Chase & Co.
8.00%, 04/29/2027	4,275,000	4,545,039
4.25%, 10/01/2027	12,833,000	12,917,459
3.63%, 12/01/2027	9,419,000	9,334,926
KeyBank N.A., 5.85%, 11/15/2027(b)	8,528,000	8,798,669
KeyCorp, 2.25%, 04/06/2027	6,842,000	6,631,443
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	10,680,000	10,627,411
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	4,265,000	4,192,600
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	8,544,000	8,501,378
3.29%, 07/25/2027	8,558,000	8,448,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	$4,272,000	$4,249,381
3.17%, 09/11/2027(b)	9,380,000	9,224,079
PNC Bank N.A., 3.10%, 10/25/2027	8,544,000	8,387,559
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	6,427,000	6,333,870
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	10,685,000	10,817,006
2.05%, 01/21/2027(b)	4,272,000	4,159,751
3.63%, 05/04/2027(b)	10,258,000	10,199,941
4.24%, 08/03/2027(b)	10,700,000	10,755,435
6.00%, 11/01/2027(b)	11,552,000	12,023,510
Santander Holdings USA, Inc., 4.40%, 07/13/2027	8,973,000	8,998,128
Standard Chartered Bank of New York (United Kingdom), 4.85%, 12/03/2027(b)	4,249,000	4,328,764
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	10,690,000	10,603,595
2.17%, 01/14/2027(b)	4,272,000	4,164,386
3.36%, 07/12/2027(b)	14,972,000	14,805,833
3.35%, 10/18/2027	6,412,000	6,330,120
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	6,428,000	6,248,895
2.80%, 03/10/2027(b)	9,409,000	9,237,378
4.98%, 04/05/2027(b)	7,273,000	7,370,562
4.11%, 06/08/2027	12,826,000	12,840,090
4.69%, 09/15/2027	12,826,000	12,980,065
Truist Financial Corp., 1.13%, 08/03/2027	6,417,000	6,074,608
U.S. Bancorp, Series X, 3.15%, 04/27/2027	11,127,000	10,981,180
UBS AG (Switzerland), 5.00%, 07/09/2027	10,189,000	10,362,998
Wells Fargo & Co., 4.30%, 07/22/2027	21,401,000	21,489,171

		506,578,900

Beverages-1.72%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	8,554,000	8,499,497
2.90%, 05/25/2027(b)	4,272,000	4,212,026
1.45%, 06/01/2027	12,826,000	12,328,711
Constellation Brands, Inc.
3.50%, 05/09/2027	4,272,000	4,227,454
4.35%, 05/09/2027	5,147,000	5,162,261
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	6,397,000	6,567,743
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	6,418,000	6,480,901
PepsiCo, Inc.
4.40%, 02/07/2027	4,275,000	4,307,567
2.63%, 03/19/2027	4,272,000	4,193,247
3.00%, 10/15/2027(b)	12,816,000	12,600,973

		68,580,380

Biotechnology-1.48%
AbbVie, Inc., 4.80%, 03/15/2027	19,244,000	19,449,625

	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
2.20%, 02/21/2027	$14,747,000	$14,358,795
3.20%, 11/02/2027(b)	8,554,000	8,395,816
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	10,693,000	10,531,308
1.20%, 10/01/2027(b)	6,417,000	6,068,376

		58,803,920

Broadline Retail-2.04%
Amazon.com, Inc.
3.30%, 04/13/2027	17,128,000	16,994,352
1.20%, 06/03/2027(b)	10,700,000	10,240,654
3.15%, 08/22/2027(b)	29,936,000	29,563,774
4.55%, 12/01/2027	17,088,000	17,336,518
eBay, Inc., 3.60%, 06/05/2027(b)	7,273,000	7,217,719

		81,353,017

Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027	5,136,000	5,092,212
Owens Corning, 5.50%, 06/15/2027(b)	4,272,000	4,368,807

		9,461,019

Capital Markets-5.70%
Ares Capital Corp.
7.00%, 01/15/2027	7,700,000	7,937,069
2.88%, 06/15/2027(b)	4,272,000	4,166,314
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	7,283,000	7,101,699
3.25%, 05/16/2027	6,408,000	6,344,761
BlackRock, Inc., 3.20%, 03/15/2027	5,991,000	5,933,830
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	5,282,000	5,096,947
Blue Owl Capital Corp., 2.63%, 01/15/2027	4,274,000	4,145,998
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	5,126,000	5,384,285
Cboe Global Markets, Inc., 3.65%, 01/12/2027	5,543,000	5,514,604
Charles Schwab Corp. (The)
3.20%, 03/02/2027	5,571,000	5,503,463
2.45%, 03/03/2027	12,826,000	12,541,305
3.30%, 04/01/2027	6,367,000	6,299,731
FactSet Research Systems, Inc., 2.90%, 03/01/2027	4,264,000	4,185,543
FS KKR Capital Corp., 3.25%, 07/15/2027	4,265,000	4,108,891
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	6,905,000	7,077,582
3.85%, 01/26/2027	25,674,000	25,561,492
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	6,418,000	6,466,901
Morgan Stanley
3.63%, 01/20/2027	25,663,000	25,533,173
3.95%, 04/23/2027	17,108,000	17,052,582
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	10,680,000	10,397,561
5.59%, 07/02/2027	4,265,000	4,365,330
5.39%, 07/06/2027(b)	4,264,000	4,349,435
Northern Trust Corp., 4.00%, 05/10/2027	8,564,000	8,570,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Capital Markets-(continued)
S&P Global, Inc.
2.95%, 01/22/2027	$4,267,000	$4,201,887
2.45%, 03/01/2027	10,576,000	10,332,786
State Street Corp.
4.99%, 03/18/2027(b)	8,549,000	8,683,884
4.33%, 10/22/2027(b)	10,263,000	10,353,861

		227,211,438

Chemicals-1.41%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	5,564,000	5,377,899
Albemarle Corp., 4.65%, 06/01/2027(b)	5,564,000	5,567,534
Celanese US Holdings LLC, 6.67%, 07/15/2027(b)	12,749,000	13,127,301
Ecolab, Inc.
1.65%, 02/01/2027	4,265,000	4,131,305
3.25%, 12/01/2027(b)	4,255,000	4,196,791
LYB International Finance II B.V., 3.50%, 03/02/2027	5,068,000	5,006,872
Mosaic Co. (The), 4.05%, 11/15/2027(b)	5,989,000	5,960,989
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	12,826,000	12,681,619

		56,050,310

Commercial Services & Supplies-0.68%
Cintas Corp. No. 2, 3.70%, 04/01/2027	8,596,000	8,554,444
Republic Services, Inc., 3.38%, 11/15/2027	5,561,000	5,501,752
Waste Management, Inc.
4.95%, 07/03/2027(b)	6,418,000	6,535,030
3.15%, 11/15/2027	6,396,000	6,291,318

		26,882,544

Communications Equipment-0.54%
Cisco Systems, Inc., 4.80%, 02/26/2027	17,108,000	17,328,228
Nokia OYJ (Finland), 4.38%, 06/12/2027	4,271,000	4,249,498

		21,577,726

Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027	5,204,000	5,264,380

Construction Materials-0.10%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	4,226,000	4,172,420

Consumer Finance-3.86%
Ally Financial, Inc.
4.75%, 06/09/2027	6,408,000	6,441,858
7.10%, 11/15/2027(b)	6,396,000	6,751,509
American Express Co.
2.55%, 03/04/2027	14,980,000	14,657,642
3.30%, 05/03/2027	14,127,500	13,973,324
5.85%, 11/05/2027(b)	12,820,000	13,306,039
Capital One Financial Corp.
4.10%, 02/09/2027	8,554,000	8,536,952
3.75%, 03/09/2027	11,540,000	11,473,220
3.65%, 05/11/2027(b)	8,558,000	8,484,535

	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027	$10,687,000	$10,680,783
2.35%, 02/26/2027	8,554,000	8,311,955
5.00%, 04/09/2027	10,690,000	10,781,552
5.40%, 05/08/2027(b)	10,263,000	10,439,605
5.00%, 07/15/2027(b)	4,272,000	4,321,495
5.35%, 07/15/2027(b)	9,409,000	9,588,418
2.70%, 08/20/2027	7,700,000	7,474,629
Synchrony Financial, 3.95%, 12/01/2027	8,529,000	8,417,365

		153,640,881

Consumer Staples Distribution & Retail-1.59%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	8,554,540	8,446,586
1.38%, 06/20/2027	10,690,000	10,236,975
Dollar General Corp.
3.88%, 04/15/2027(b)	5,156,000	5,127,589
4.63%, 11/01/2027	4,690,000	4,725,059
Kroger Co. (The), 3.70%, 08/01/2027	5,127,000	5,093,030
Sysco Corp., 3.25%, 07/15/2027	6,418,000	6,333,529
Target Corp., 1.95%, 01/15/2027(b)	8,554,000	8,334,540
Walmart, Inc.
4.10%, 04/28/2027	6,408,000	6,440,849
3.95%, 09/09/2027(b)	8,500,000	8,526,581

		63,264,738

Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027	4,275,000	4,199,732

Diversified REITs-0.21%
Digital Realty Trust L.P., 3.70%, 08/15/2027	8,549,000	8,486,123

Diversified Telecommunication Services-1.95%
AT&T, Inc.
4.25%, 03/01/2027	12,740,000	12,760,301
2.30%, 06/01/2027(b)	21,381,000	20,717,496
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	10,677,000	10,650,648
TELUS Corp. (Canada)
2.80%, 02/16/2027	5,136,000	5,032,655
3.70%, 09/15/2027	4,264,000	4,227,253
Verizon Communications, Inc.
4.13%, 03/16/2027	20,289,000	20,318,662
3.00%, 03/22/2027	4,000,000	3,933,003

		77,640,018

Electric Utilities-4.09%
Alabama Power Co., 3.75%, 09/01/2027	4,690,000	4,677,138
American Electric Power Co., Inc.
5.75%, 11/01/2027	4,272,000	4,408,275
3.20%, 11/13/2027	4,264,000	4,181,779
Duke Energy Corp.
4.85%, 01/05/2027(b)	5,137,000	5,184,394
3.15%, 08/15/2027(b)	6,418,000	6,308,025
5.00%, 12/08/2027	4,292,000	4,374,269
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	5,564,000	5,508,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 4.35%, 03/06/2027	$4,272,000	$4,300,559
Edison International, 5.75%, 06/15/2027(b)	5,137,000	5,232,409
Eversource Energy
2.90%, 03/01/2027	5,554,000	5,457,533
4.60%, 07/01/2027	5,137,000	5,174,198
Exelon Corp., 2.75%, 03/15/2027	5,522,000	5,413,372
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	12,826,000	12,737,999
Georgia Power Co., 5.00%, 02/23/2027(b)	4,272,000	4,333,590
ITC Holdings Corp., 3.35%, 11/15/2027	4,264,000	4,183,156
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027	5,157,000	5,208,948
4.12%, 09/16/2027	4,700,000	4,713,541
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027(b)	8,557,000	8,296,578
3.55%, 05/01/2027	12,751,000	12,625,079
4.63%, 07/15/2027	10,690,000	10,786,488
Pacific Gas and Electric Co., 2.10%, 08/01/2027	8,554,000	8,202,425
Southern California Edison Co.
4.88%, 02/01/2027	4,270,000	4,308,577
5.85%, 11/01/2027(b)	6,416,000	6,616,205
Series D, 4.70%, 06/01/2027	5,136,000	5,166,377
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	6,417,000	6,369,920
Series B, 3.75%, 05/15/2027(b)	5,137,000	5,114,022
Xcel Energy, Inc., 1.75%, 03/15/2027(b)	4,265,000	4,114,224

		162,997,517

Electrical Equipment-0.10%
Emerson Electric Co., 1.80%, 10/15/2027(b)	4,265,000	4,087,064

Electronic Equipment, Instruments & Components-0.41%
Amphenol Corp., 5.05%, 04/05/2027	5,981,000	6,074,592
Jabil, Inc., 4.25%, 05/15/2027	4,272,000	4,274,482
Keysight Technologies, Inc., 4.60%, 04/06/2027	5,984,000	6,013,775

		16,362,849

Energy Equipment & Services-0.28%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	11,500,000	11,324,165

Entertainment-0.45%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	5,118,000	5,083,592
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	8,558,000	8,433,357
Walt Disney Co. (The), 3.70%, 03/23/2027	4,272,000	4,262,310

		17,779,259

	Principal Amount	Value
Financial Services-3.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$7,690,000	$7,860,932
6.45%, 04/15/2027(b)	12,809,000	13,228,677
3.65%, 07/21/2027	8,544,000	8,462,267
4.63%, 10/15/2027	5,127,000	5,165,270
BlackRock Funding, Inc., 4.60%, 07/26/2027	6,845,000	6,934,255
Blackstone Private Credit Fund, 3.25%, 03/15/2027	8,505,000	8,330,365
Corebridge Financial, Inc., 3.65%, 04/05/2027(b)	10,607,000	10,513,442
Fiserv, Inc.
5.15%, 03/15/2027	6,417,000	6,500,913
2.25%, 06/01/2027(b)	8,554,000	8,291,785
Global Payments, Inc.
2.15%, 01/15/2027	6,428,000	6,250,989
4.95%, 08/15/2027(b)	4,272,000	4,321,207
LPL Holdings, Inc., 5.70%, 05/20/2027	4,272,000	4,356,329
Mastercard, Inc., 3.30%, 03/26/2027	8,554,000	8,479,937
ORIX Corp. (Japan)
3.70%, 07/18/2027	4,265,000	4,230,169
5.00%, 09/13/2027	4,255,000	4,325,033
PayPal Holdings, Inc., 3.90%, 06/01/2027	4,264,000	4,261,638
Visa, Inc.
1.90%, 04/15/2027(b)	12,826,000	12,428,923
0.75%, 08/15/2027(b)	4,272,000	4,036,941
2.75%, 09/15/2027(b)	6,408,000	6,272,630

		134,251,702

Food Products-1.94%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	5,132,000	5,097,699
Conagra Brands, Inc., 1.38%, 11/01/2027	8,544,000	8,015,422
General Mills, Inc.
4.70%, 01/30/2027	4,272,000	4,299,411
3.20%, 02/10/2027	6,418,000	6,333,953
Hormel Foods Corp., 4.80%, 03/30/2027	4,275,000	4,323,602
JM Smucker Co. (The), 3.38%, 12/15/2027	4,265,000	4,207,462
Kellanova, 3.40%, 11/15/2027(b)	5,117,000	5,049,535
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	11,539,000	11,468,569
McCormick & Co., Inc., 3.40%, 08/15/2027	6,418,000	6,340,675
Mondelez International, Inc., 2.63%, 03/17/2027	6,417,000	6,275,536
The Campbell’s Company, 5.20%, 03/19/2027	4,274,000	4,342,224
Tyson Foods, Inc., 3.55%, 06/02/2027	11,547,000	11,431,664

		77,185,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Gas Utilities-0.25%
Atmos Energy Corp., 3.00%, 06/15/2027	$4,272,000	$4,209,326
Southern California Gas Co., 2.95%, 04/15/2027	5,970,000	5,866,001

		10,075,327

Ground Transportation-0.50%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	4,272,000	4,225,229
CSX Corp., 3.25%, 06/01/2027	7,283,000	7,188,301
Union Pacific Corp.
2.15%, 02/05/2027	4,275,000	4,169,216
3.00%, 04/15/2027	4,272,000	4,204,736

		19,787,482

Health Care Equipment & Supplies-1.51%
Baxter International, Inc., 1.92%, 02/01/2027	12,304,000	11,906,657
Becton, Dickinson and Co., 3.70%, 06/06/2027	14,759,000	14,662,390
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	14,952,000	15,422,997
Solventum Corp., 5.45%, 02/25/2027(b)	8,552,000	8,718,551
Stryker Corp., 4.55%, 02/10/2027(b)	4,285,000	4,322,996
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	5,116,000	5,154,629

		60,188,220

Health Care Providers & Services-4.43%
Cardinal Health, Inc., 3.41%, 06/15/2027	10,453,000	10,326,106
Cencora, Inc.
3.45%, 12/15/2027	6,428,000	6,335,549
4.63%, 12/15/2027	4,284,000	4,326,938
Centene Corp., 4.25%, 12/15/2027	20,491,000	20,023,377
Cigna Group (The)
3.40%, 03/01/2027	11,338,000	11,220,678
3.05%, 10/15/2027	4,654,000	4,560,084
CommonSpirit Health, 6.07%, 11/01/2027	4,335,000	4,489,006
CVS Health Corp.
3.63%, 04/01/2027(b)	6,408,000	6,349,734
1.30%, 08/21/2027	19,244,000	18,180,073
Elevance Health, Inc., 3.65%, 12/01/2027(b)	13,685,000	13,572,017
HCA, Inc.
4.50%, 02/15/2027(b)	10,273,000	10,284,308
3.13%, 03/15/2027(b)	8,558,000	8,423,115
Humana, Inc.
1.35%, 02/03/2027(b)	4,799,000	4,611,371
3.95%, 03/15/2027(b)	4,117,000	4,106,565
Icon Investments Six DAC, 5.81%, 05/08/2027	6,397,000	6,532,855
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	4,891,000	4,832,082
Laboratory Corp. of America Holdings,
3.60%, 09/01/2027	5,157,000	5,116,451
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	4,254,000	4,234,549

	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$6,417,000	$6,365,969
3.38%, 04/15/2027	5,341,000	5,285,919
4.60%, 04/15/2027	4,274,000	4,310,739
3.70%, 05/15/2027(b)	5,136,000	5,109,185
2.95%, 10/15/2027(b)	8,121,000	7,943,141

		176,539,811

Health Care REITs-0.36%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	4,264,000	4,229,906
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	5,970,000	5,979,357
Welltower OP LLC, 2.70%, 02/15/2027	4,272,000	4,192,395

		14,401,658

Hotels, Restaurants & Leisure-1.50%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	4,274,000	4,243,654
Expedia Group, Inc., 4.63%, 08/01/2027	6,393,000	6,438,157
Hyatt Hotels Corp., 5.75%, 01/30/2027(b)	5,129,000	5,223,814
Las Vegas Sands Corp., 5.90%, 06/01/2027	6,417,000	6,546,148
Marriott International, Inc., 5.00%, 10/15/2027	8,559,000	8,698,636
McDonald’s Corp.
3.50%, 03/01/2027	7,273,000	7,214,971
3.50%, 07/01/2027	8,556,000	8,484,011
Starbucks Corp.
4.85%, 02/08/2027(b)	8,554,000	8,643,121
2.00%, 03/12/2027(b)	4,275,000	4,144,604

		59,637,116

Household Durables-0.36%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	4,281,000	4,056,016
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	4,273,000	4,176,758
Lennar Corp., 4.75%, 11/29/2027	5,988,000	6,036,242

		14,269,016

Household Products-0.70%
Colgate-Palmolive Co., 3.10%, 08/15/2027(b)	4,272,000	4,222,912
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	5,137,000	4,859,889
Procter & Gamble Co. (The)
1.90%, 02/01/2027	8,544,000	8,326,444
2.80%, 03/25/2027	4,269,000	4,201,958
2.85%, 08/11/2027	6,418,000	6,311,760

		27,922,963

Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	5,991,000	5,913,225

Industrial Conglomerates-0.78%
3M Co., 2.88%, 10/15/2027(b)	7,268,000	7,102,678
Eaton Corp., 3.10%, 09/15/2027	5,970,000	5,873,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
1.10%, 03/01/2027	$8,558,000	$8,191,490
4.65%, 07/30/2027(b)	9,836,000	9,960,234

		31,127,417

Insurance-1.75%
American National Group, Inc., 5.00%, 06/15/2027	4,253,000	4,288,983
Aon Corp., 8.21%, 01/01/2027(b)	4,480,000	4,693,165
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	5,136,000	5,034,060
Aon North America, Inc., 5.13%, 03/01/2027(b)	5,137,000	5,209,677
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	6,416,000	6,477,278
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	6,417,000	6,279,125
Brighthouse Financial, Inc., 3.70%, 06/22/2027	6,472,000	6,385,639
CNA Financial Corp., 3.45%, 08/15/2027(b)	4,279,000	4,223,958
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	4,274,000	4,162,062
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027(b)	8,121,000	8,220,346
Progressive Corp. (The)
2.45%, 01/15/2027	4,280,000	4,190,564
2.50%, 03/15/2027	4,275,000	4,178,367
Willis North America, Inc., 4.65%, 06/15/2027	6,401,000	6,446,277

		69,789,501

Interactive Media & Services-0.77%
Alphabet, Inc., 0.80%, 08/15/2027(b)	8,554,000	8,095,346
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	22,731,000	22,607,450

		30,702,796

IT Services-0.78%
International Business Machines Corp.
3.30%, 01/27/2027	4,265,000	4,223,573
2.20%, 02/09/2027	5,554,000	5,414,729
1.70%, 05/15/2027(b)	10,680,000	10,282,082
4.15%, 07/27/2027(b)	6,408,000	6,430,416
VeriSign, Inc., 4.75%, 07/15/2027(b)	4,709,000	4,709,295

		31,060,095

Leisure Products-0.10%
Hasbro, Inc., 3.50%, 09/15/2027(b)	4,059,000	3,994,767

Life Sciences Tools & Services-0.37%
Agilent Technologies, Inc., 4.20%, 09/09/2027	5,117,000	5,121,800
Illumina, Inc., 5.75%, 12/13/2027	4,278,000	4,403,276
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	5,147,000	5,235,274

		14,760,350

	Principal Amount	Value
Machinery-3.15%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	$4,272,000	$4,150,981
4.50%, 01/08/2027	4,281,000	4,315,206
5.00%, 05/14/2027(b)	7,273,000	7,402,697
3.60%, 08/12/2027(b)	5,991,000	5,958,791
1.10%, 09/14/2027(b)	6,420,000	6,081,635
4.40%, 10/15/2027	5,564,000	5,621,821
4.60%, 11/15/2027	8,122,000	8,243,898
CNH Industrial Capital LLC, 4.50%, 10/08/2027	4,278,000	4,303,834
CNH Industrial N.V., 3.85%, 11/15/2027(b)	4,251,000	4,233,075
Ingersoll Rand, Inc., 5.20%, 06/15/2027	5,981,000	6,086,209
John Deere Capital Corp.
4.50%, 01/08/2027(b)	6,417,000	6,467,652
1.70%, 01/11/2027	4,275,000	4,154,991
4.85%, 03/05/2027	4,808,000	4,875,240
2.35%, 03/08/2027	4,274,000	4,178,523
1.75%, 03/09/2027	4,275,000	4,136,837
4.90%, 06/11/2027(b)	5,989,000	6,099,512
4.20%, 07/15/2027(b)	6,843,000	6,888,248
2.80%, 09/08/2027	4,265,000	4,178,062
4.15%, 09/15/2027(b)	7,675,000	7,716,823
Otis Worldwide Corp., 2.29%, 04/05/2027	4,278,000	4,167,875
Parker-Hannifin Corp.
3.25%, 03/01/2027	5,991,000	5,925,790
4.25%, 09/15/2027	10,253,000	10,294,062

		125,481,762

Media-1.02%
Comcast Corp.
2.35%, 01/15/2027	11,977,000	11,711,198
3.30%, 02/01/2027	10,690,400	10,574,461
3.30%, 04/01/2027(b)	6,846,000	6,772,366
5.35%, 11/15/2027(b)	6,428,000	6,607,141
Paramount Global, 2.90%, 01/15/2027(b)	4,996,000	4,888,744

		40,553,910

Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	10,264,000	10,713,511
Nucor Corp., 4.30%, 05/23/2027	4,272,000	4,284,906

		14,998,417

Multi-Utilities-0.99%
Ameren Corp., 1.95%, 03/15/2027	4,264,000	4,123,127
DTE Energy Co., 4.95%, 07/01/2027	10,263,000	10,406,482
NiSource, Inc., 3.49%, 05/15/2027(b)	8,554,000	8,467,829
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	5,991,000	6,213,602
Sempra, 3.25%, 06/15/2027	6,397,000	6,292,254
WEC Energy Group, Inc., 1.38%, 10/15/2027	4,272,000	4,046,417

		39,549,711

Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	6,408,000	6,745,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.43%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	$4,272,000	$4,283,640
BP Capital Markets America, Inc.
3.54%, 04/06/2027(b)	4,265,000	4,237,914
5.02%, 11/17/2027(b)	9,846,000	10,048,206
BP Capital Markets PLC, 3.28%, 09/19/2027	12,826,000	12,649,174
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027(b)	10,690,000	10,614,264
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	10,274,000	10,387,510
Chevron Corp., 2.00%, 05/11/2027	8,554,000	8,305,251
Chevron USA, Inc.
4.41%, 02/26/2027	6,418,000	6,472,107
1.02%, 08/12/2027(b)	6,428,000	6,100,656
3.95%, 08/13/2027	4,200,000	4,214,202
Coterra Energy, Inc., 3.90%, 05/15/2027	5,881,000	5,844,377
DCP Midstream Operating L.P., 5.63%, 07/15/2027	4,284,000	4,375,926
Diamondback Energy, Inc., 5.20%, 04/18/2027(b)	7,273,000	7,385,640
Enbridge, Inc. (Canada)
5.25%, 04/05/2027(b)	6,408,000	6,514,291
3.70%, 07/15/2027(b)	5,991,000	5,942,105
Energy Transfer L.P.
4.40%, 03/15/2027	5,991,000	6,006,437
4.20%, 04/15/2027	5,137,000	5,134,457
4.00%, 10/01/2027	6,418,000	6,385,206
Enterprise Products Operating LLC
4.60%, 01/11/2027	8,564,000	8,619,325
3.95%, 02/15/2027	4,913,000	4,905,804
EQT Corp., 3.90%, 10/01/2027	8,007,000	7,934,770
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	4,265,000	4,209,729
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	8,564,000	8,506,757
Hess Corp., 4.30%, 04/01/2027	8,554,000	8,577,070
MPLX L.P., 4.13%, 03/01/2027	10,682,000	10,664,739
Occidental Petroleum Corp.
8.50%, 07/15/2027	4,172,000	4,412,737
5.00%, 08/01/2027	5,137,000	5,191,057
ONEOK, Inc.
4.00%, 07/13/2027	4,274,500	4,261,085
4.25%, 09/24/2027	10,690,000	10,703,115
Phillips 66 Co., 4.95%, 12/01/2027	6,397,000	6,500,529
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	12,825,000	12,901,590
South Bow USA Infrastructure Holdings LLC (Canada), 4.91%, 09/01/2027	5,990,000	6,044,016
Targa Resources Corp., 5.20%, 07/01/2027(b)	6,410,000	6,520,016
TC PipeLines L.P., 3.90%, 05/25/2027	4,284,000	4,262,753

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 2.15%, 09/15/2027	$4,813,000	$4,617,980
Williams Cos., Inc. (The), 3.75%, 06/15/2027	12,406,000	12,312,966

		256,047,401

Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	14,779,000	14,953,034

Personal Care Products-0.48%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	4,274,000	4,219,045
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027	8,544,000	8,419,467
4.25%, 08/12/2027	6,396,000	6,445,004

		19,083,516

Pharmaceuticals-3.82%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	10,690,000	10,820,786
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	6,418,000	6,343,929
Bristol-Myers Squibb Co.
4.90%, 02/22/2027	8,555,000	8,664,514
3.25%, 02/27/2027	4,377,000	4,333,120
1.13%, 11/13/2027(b)	8,554,000	8,066,307
Eli Lilly and Co.
4.50%, 02/09/2027	8,554,000	8,628,120
3.10%, 05/15/2027	3,428,000	3,385,166
4.15%, 08/14/2027	6,418,000	6,458,207
Haleon US Capital LLC, 3.38%, 03/24/2027	16,814,000	16,624,579
Johnson & Johnson
4.50%, 03/01/2027	6,418,000	6,483,497
2.95%, 03/03/2027	8,554,000	8,451,753
0.95%, 09/01/2027(b)	12,836,000	12,172,258
Merck & Co., Inc., 1.70%, 06/10/2027(b)	12,822,000	12,358,693
Novartis Capital Corp.
2.00%, 02/14/2027	10,690,000	10,423,682
3.10%, 05/17/2027	8,554,000	8,455,900
Royalty Pharma PLC, 1.75%, 09/02/2027	8,554,000	8,139,572
Viatris, Inc., 2.30%, 06/22/2027	6,388,000	6,133,819
Zoetis, Inc., 3.00%, 09/12/2027	6,408,000	6,281,420

		152,225,322

Professional Services-0.16%
Equifax, Inc., 5.10%, 12/15/2027(b)	6,418,000	6,542,305

Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	5,127,000	5,094,246

Retail REITs-0.80%
Realty Income Corp.
3.00%, 01/15/2027	5,137,000	5,059,464
3.95%, 08/15/2027(b)	5,095,000	5,087,370
Regency Centers L.P., 3.60%, 02/01/2027	4,488,000	4,454,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Retail REITs-(continued)
Simon Property Group L.P.
1.38%, 01/15/2027(b)	$4,706,000	$4,539,014
3.38%, 06/15/2027	6,418,000	6,355,256
3.38%, 12/01/2027	6,408,000	6,330,175

		31,826,081

Semiconductors & Semiconductor Equipment-2.51%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	10,253,000	10,166,462
Broadcom Corp./Broadcom Cayman
Finance Ltd., 3.88%, 01/15/2027	24,959,000	24,860,644
Broadcom, Inc., 5.05%, 07/12/2027(b)	10,690,000	10,860,403
Intel Corp.
3.75%, 03/25/2027	8,555,000	8,477,940
3.15%, 05/11/2027(b)	8,554,000	8,392,786
3.75%, 08/05/2027	10,690,000	10,582,412
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	17,108,000	16,943,195
Texas Instruments, Inc.
4.60%, 02/08/2027	5,535,000	5,592,599
2.90%, 11/03/2027	4,264,000	4,179,292

		100,055,733

Software-3.69%
Accenture Capital, Inc., 3.90%, 10/04/2027	9,409,000	9,420,256
Adobe, Inc.
2.15%, 02/01/2027(b)	7,273,000	7,104,133
4.85%, 04/04/2027(b)	4,274,000	4,339,416
Autodesk, Inc., 3.50%, 06/15/2027	4,272,000	4,226,255
Cadence Design Systems, Inc., 4.20%, 09/10/2027	4,272,000	4,291,113
Intuit, Inc., 1.35%, 07/15/2027(b)	4,272,000	4,079,217
Microsoft Corp., 3.30%, 02/06/2027	34,217,000	33,979,873
Oracle Corp.
2.80%, 04/01/2027	19,244,000	18,848,728
3.25%, 11/15/2027	23,523,000	23,077,266
Roper Technologies, Inc., 1.40%, 09/15/2027	5,989,000	5,676,879
Synopsys, Inc., 4.55%, 04/01/2027	8,569,000	8,623,561
VMware LLC
4.65%, 05/15/2027	4,270,000	4,299,360
3.90%, 08/21/2027	10,690,000	10,635,065
Workday, Inc., 3.50%, 04/01/2027(b)	8,564,000	8,486,137

		147,087,259

Specialized REITs-1.04%
American Tower Corp.
2.75%, 01/15/2027	6,418,000	6,291,985
3.65%, 03/15/2027	5,564,000	5,523,249
3.55%, 07/15/2027	6,418,000	6,352,098
Crown Castle, Inc.
4.00%, 03/01/2027	4,280,000	4,259,689
2.90%, 03/15/2027	6,418,000	6,289,330
3.65%, 09/01/2027(b)	8,559,000	8,455,990
Public Storage Operating Co., 3.09%, 09/15/2027	4,272,000	4,200,214

		41,372,555

Specialty Retail-1.51%
AutoZone, Inc., 3.75%, 06/01/2027	5,137,000	5,102,541

	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
2.50%, 04/15/2027	$6,416,000	$6,279,737
2.88%, 04/15/2027(b)	6,418,000	6,317,417
4.88%, 06/25/2027(b)	8,554,000	8,694,854
2.80%, 09/14/2027	8,544,000	8,368,260
Lowe’s Cos., Inc.
3.35%, 04/01/2027	6,418,000	6,346,747
3.10%, 05/03/2027	12,826,000	12,622,688
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	6,411,000	6,353,178

		60,085,422

Technology Hardware, Storage & Peripherals-2.35%
Apple, Inc.
3.35%, 02/09/2027	19,244,500	19,117,063
3.20%, 05/11/2027	17,108,000	16,940,728
3.00%, 06/20/2027	8,554,000	8,451,779
2.90%, 09/12/2027(b)	17,108,000	16,840,285
3.00%, 11/13/2027(b)	12,826,000	12,648,918
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	10,690,000	10,747,246
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	4,264,000	4,294,855
NetApp, Inc., 2.38%, 06/22/2027(b)	4,701,000	4,551,549

		93,592,423

Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.75%, 03/27/2027(b)	8,549,000	8,395,825

Tobacco-0.95%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	7,710,000	7,754,331
Philip Morris International, Inc.
4.75%, 02/12/2027(b)	6,428,000	6,488,654
3.13%, 08/17/2027(b)	4,250,000	4,177,856
4.38%, 11/01/2027	6,428,000	6,477,493
5.13%, 11/17/2027	12,818,000	13,094,798

		37,993,132

Trading Companies & Distributors-0.52%
Air Lease Corp.
2.20%, 01/15/2027(b)	6,408,000	6,238,937
3.63%, 04/01/2027(b)	4,246,000	4,200,263
3.63%, 12/01/2027	4,272,000	4,225,983
5.85%, 12/15/2027(b)	5,991,000	6,206,042

		20,871,225

Water Utilities-0.23%
American Water Capital Corp., 2.95%, 09/01/2027(b)	5,137,000	5,035,271
Essential Utilities, Inc., 4.80%, 08/15/2027	4,272,000	4,319,873

		9,355,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

August 31, 2025

	Principal Amount	Value
Wireless Telecommunication Services-0.38%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	$11,013,000	$10,840,510
T-Mobile USA, Inc., 5.38%, 04/15/2027(b)	4,277,000	4,277,000

		15,117,510

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,917,456,719)		3,945,222,560

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $1,145,113)	1,145,113	1,145,113

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.07% (Cost $3,918,601,832)		3,946,367,673

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.59%
Invesco Private Government Fund, 4.28%(c)(d)(e)	106,041,096	$106,041,096
Invesco Private Prime Fund, 4.46%(c)(d)(e)	275,834,606	275,917,356

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $381,938,766)		381,958,452

TOTAL INVESTMENTS IN SECURITIES-108.66% (Cost $4,300,540,598)		4,328,326,125
OTHER ASSETS LESS LIABILITIES-(8.66)%		(344,881,767)

NET ASSETS-100.00%		$3,983,444,358

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$772,736	$164,154,843	$(163,782,466)	$-	$-	$1,145,113	$342,854

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	113,845,544	434,851,420	(442,655,868)	-	-	106,041,096	4,446,971	*

Invesco Private Prime Fund	303,382,614	1,028,925,667	(1,056,362,445)	(3,028)	(25,452)	275,917,356	11,895,818	*

Total	$418,000,894	$1,627,931,930	$(1,662,800,779)	$(3,028)	$(25,452)	$383,103,565	$16,685,643

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-2.47%
Boeing Co. (The), 3.25%, 02/01/2028(b)	$7,817,500	$7,637,838
General Dynamics Corp., 3.75%, 05/15/2028(b)	7,101,000	7,088,194
HEICO Corp., 5.25%, 08/01/2028	4,257,000	4,378,767
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028(b)	4,242,000	3,975,177
L3Harris Technologies, Inc., 4.40%, 06/15/2028(b)	6,040,000	6,075,807
Lockheed Martin Corp., 4.45%, 05/15/2028	3,545,000	3,589,028
Northrop Grumman Corp., 3.25%, 01/15/2028	14,212,000	13,960,728
RTX Corp., 4.13%, 11/16/2028	21,312,000	21,339,292

		68,044,831

Air Freight & Logistics-0.15%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	4,250,000	4,256,871

Automobiles-4.05%
American Honda Finance Corp.
4.70%, 01/12/2028	3,555,000	3,605,068
3.50%, 02/15/2028(b)	3,545,000	3,500,247
4.55%, 03/03/2028(b)	4,620,000	4,663,179
2.00%, 03/24/2028	5,323,000	5,049,053
5.13%, 07/07/2028(b)	5,687,000	5,836,451
5.65%, 11/15/2028(b)	5,687,000	5,934,541
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	5,318,000	5,046,399
5.92%, 03/20/2028	7,140,000	7,248,428
6.80%, 05/12/2028	10,658,000	11,071,694
6.80%, 11/07/2028	10,675,000	11,114,067
General Motors Co.
5.35%, 04/15/2028(b)	5,330,000	5,451,183
5.00%, 10/01/2028	5,323,000	5,412,575
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	5,000,000	5,032,724
PACCAR Financial Corp., 4.55%, 03/03/2028	4,260,000	4,331,951
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	3,555,000	3,669,552
3.67%, 07/20/2028(b)	3,545,000	3,539,235
Toyota Motor Credit Corp.
3.05%, 01/11/2028	3,545,000	3,475,647
4.63%, 01/12/2028(b)	7,131,000	7,236,635
1.90%, 04/06/2028	5,323,000	5,066,231
5.25%, 09/11/2028	5,323,000	5,513,656

		111,798,516

Banks-12.63%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	8,881,000	8,922,959
5.59%, 08/08/2028	10,689,000	11,117,418
6.61%, 11/07/2028(b)	8,900,000	9,528,286
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	8,525,000	8,752,604
5.72%, 09/25/2028(b)	7,101,000	7,424,252

	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	$5,323,000	$5,495,009
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	14,205,000	14,278,450
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	7,101,000	7,268,629
5.99%, 10/03/2028	4,970,000	5,235,229
Capital One N.A., 4.65%, 09/13/2028	6,400,000	6,480,149
Citibank N.A., 5.80%, 09/29/2028(b)	17,759,000	18,617,491
Citigroup, Inc., 4.13%, 07/25/2028	14,914,000	14,898,665
Cooperatieve Rabobank U.A. (Netherlands), 4.88%, 01/21/2028(b)	4,962,000	5,074,717
Fifth Third Bancorp, 3.95%, 03/14/2028	4,616,000	4,595,241
HSBC USA, Inc., 4.65%, 06/03/2028(b)	6,405,000	6,496,925
KeyCorp, 4.10%, 04/30/2028	5,324,000	5,316,614
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	10,654,000	10,701,104
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	8,528,000	8,636,752
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	9,232,000	9,217,185
4.05%, 09/11/2028(b)	7,101,000	7,113,892
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	9,230,000	9,224,000
National Bank of Canada (Canada), 5.60%, 12/18/2028	7,108,000	7,401,691
PNC Bank N.A.
3.25%, 01/22/2028(b)	4,962,000	4,885,565
4.05%, 07/26/2028	8,870,000	8,843,470
Regions Financial Corp., 1.80%, 08/12/2028(b)	4,616,000	4,315,773
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	5,323,000	5,435,995
5.20%, 08/01/2028	7,107,000	7,343,020
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028	13,495,000	13,948,769
3.54%, 01/17/2028	5,268,000	5,204,776
5.80%, 07/13/2028(b)	5,325,000	5,569,376
3.94%, 07/19/2028	5,273,000	5,255,423
5.72%, 09/14/2028	7,810,000	8,163,299
1.90%, 09/17/2028	14,010,000	13,119,700
Synovus Bank, 5.63%, 02/15/2028	3,525,000	3,599,240
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	8,879,000	9,090,362
4.86%, 01/31/2028(b)	8,880,000	9,031,862
4.57%, 06/02/2028(b)	7,100,000	7,184,404
5.52%, 07/17/2028(b)	8,878,000	9,217,255
U.S. Bancorp, 3.90%, 04/26/2028	6,033,000	6,026,503
UBS AG (Switzerland)
7.50%, 02/15/2028	17,759,000	19,169,504
5.65%, 09/11/2028	10,658,000	11,140,142

		348,341,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Beverages-1.49%
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	$5,323,000	$5,044,519
1.00%, 03/15/2028(b)	9,222,000	8,615,712
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	4,960,000	4,897,230
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	3,550,000	3,546,600
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	3,550,000	3,547,125
PepsiCo, Inc.
4.45%, 02/07/2028	5,330,000	5,404,930
3.60%, 02/18/2028	5,323,000	5,299,069
4.45%, 05/15/2028(b)	4,616,000	4,691,060

		41,046,245

Biotechnology-1.61%
AbbVie, Inc., 4.65%, 03/15/2028	8,882,000	9,030,149
Amgen, Inc.
5.15%, 03/02/2028(b)	26,655,000	27,281,130
1.65%, 08/15/2028	8,756,000	8,184,720

		44,495,999

Broadline Retail-0.55%
Amazon.com, Inc., 1.65%, 05/12/2028	16,011,000	15,134,542

Building Products-0.28%
Lennox International, Inc., 5.50%, 09/15/2028	3,545,000	3,674,293
Masco Corp., 1.50%, 02/15/2028	4,252,000	3,981,801

		7,656,094

Capital Markets-5.25%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	4,262,000	4,468,753
Ares Capital Corp., 2.88%, 06/15/2028(b)	8,898,000	8,495,465
Ares Management Corp., 6.38%, 11/10/2028	3,551,000	3,765,092
Ares Strategic Income Fund, 5.70%, 03/15/2028	7,100,000	7,199,514
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028(b)	5,323,041	5,263,007
3.85%, 04/28/2028(b)	6,396,000	6,406,985
1.65%, 07/14/2028	3,545,000	3,342,080
3.00%, 10/30/2028	3,546,000	3,431,179
Blackstone Secured Lending Fund
5.35%, 04/13/2028(b)	5,000,000	5,074,479
2.85%, 09/30/2028	4,535,666	4,287,317
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	4,616,000	4,945,134
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	7,444,000	7,393,914
Charles Schwab Corp. (The)
3.20%, 01/25/2028	4,960,000	4,870,516
2.00%, 03/20/2028(b)	8,866,000	8,453,320
CME Group, Inc., 3.75%, 06/15/2028	3,546,000	3,534,432
FS KKR Capital Corp., 3.13%, 10/12/2028	5,323,000	4,894,950
HPS Corporate Lending Fund, 5.45%, 01/14/2028(b)	5,320,000	5,371,725

	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	$7,105,000	$7,409,102
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028	3,550,000	3,599,629
Nasdaq, Inc., 5.35%, 06/28/2028	6,508,000	6,717,540
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	3,904,000	4,040,305
6.07%, 07/12/2028(b)	6,390,000	6,696,066
2.17%, 07/14/2028(b)	7,108,000	6,717,802
Northern Trust Corp., 3.65%, 08/03/2028	3,545,000	3,521,817
S&P Global, Inc., 4.75%, 08/01/2028(b)	4,968,000	5,069,040
State Street Corp., 4.54%, 02/28/2028(b)	9,586,000	9,723,556

		144,692,719

Chemicals-1.09%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	4,267,000	4,305,845
Celanese US Holdings LLC, 6.85%, 11/15/2028(b)	7,096,000	7,400,354
Ecolab, Inc.
5.25%, 01/15/2028(b)	3,556,000	3,664,358
4.30%, 06/15/2028	3,550,000	3,581,928
Nutrien Ltd. (Canada), 4.90%, 03/27/2028	5,365,000	5,459,072
PPG Industries, Inc., 3.75%, 03/15/2028	5,685,000	5,642,841

		30,054,398

Commercial Services & Supplies-0.90%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	3,546,000	3,415,161
Republic Services, Inc., 3.95%, 05/15/2028	5,699,018	5,699,079
Veralto Corp., 5.35%, 09/18/2028	4,957,000	5,121,754
Waste Management, Inc.
1.15%, 03/15/2028(b)	3,545,000	3,311,563
4.50%, 03/15/2028	7,101,000	7,191,822

		24,739,379

Communications Equipment-0.44%
Cisco Systems, Inc., 4.55%, 02/24/2028(b)	7,103,000	7,212,825
Motorola Solutions, Inc., 4.60%, 02/23/2028	4,970,000	5,026,033

		12,238,858

Construction & Engineering-0.01%
Quanta Services, Inc., 4.30%, 08/09/2028	225,000	225,723

Consumer Finance-1.96%
Ally Financial, Inc., 2.20%, 11/02/2028	5,323,000	4,973,897
Capital One Financial Corp., 3.80%, 01/31/2028	9,949,000	9,862,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	$7,001,000	$7,255,459
5.05%, 04/04/2028	8,562,000	8,705,403
2.40%, 04/10/2028	7,031,000	6,701,568
5.80%, 06/23/2028	9,596,000	9,935,969
2.40%, 10/15/2028(b)	7,091,000	6,683,677

		54,118,237

Consumer Staples Distribution & Retail-1.59%
Dollar General Corp.
4.13%, 05/01/2028	3,555,000	3,540,452
5.20%, 07/05/2028	3,555,000	3,645,809
Dollar Tree, Inc., 4.20%, 05/15/2028	8,898,000	8,877,847
Target Corp., 4.35%, 06/15/2028	3,550,000	3,588,151
Walmart, Inc.
3.90%, 04/15/2028	5,323,000	5,346,004
3.70%, 06/26/2028	10,510,000	10,499,017
1.50%, 09/22/2028(b)	8,868,000	8,291,531

		43,788,811

Containers & Packaging-0.15%
WRKCo, Inc., 4.00%, 03/15/2028	4,184,000	4,166,286

Distributors-0.21%
LKQ Corp., 5.75%, 06/15/2028(b)	5,682,000	5,874,558

Diversified REITs-0.87%
CubeSmart L.P., 2.25%, 12/15/2028	3,889,000	3,662,607
Digital Realty Trust L.P.
5.55%, 01/15/2028	6,389,000	6,583,697
4.45%, 07/15/2028	4,614,000	4,652,420
VICI Properties L.P., 4.75%, 02/15/2028	8,888,000	8,961,839

		23,860,563

Diversified Telecommunication Services-1.07%
AT&T, Inc., 1.65%, 02/01/2028	15,979,000	15,082,456
Verizon Communications, Inc., 2.10%, 03/22/2028	15,204,000	14,478,605

		29,561,061

Electric Utilities-6.07%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,251,000	4,174,234
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(b)	3,552,000	3,667,254
Commonwealth Edison Co., 3.70%, 08/15/2028	3,899,000	3,872,123
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	5,323,000	5,520,905
Duke Energy Corp., 4.30%, 03/15/2028	6,395,000	6,430,281
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	4,252,000	4,239,130
Duke Energy Progress LLC, 3.70%, 09/01/2028	3,555,000	3,526,423
Edison International
4.13%, 03/15/2028(b)	3,899,000	3,837,392
5.25%, 11/15/2028(b)	4,262,000	4,304,961
Entergy Corp., 1.90%, 06/15/2028	4,606,000	4,338,083
Eversource Energy, 5.45%, 03/01/2028	9,235,000	9,505,041
Exelon Corp., 5.15%, 03/15/2028	7,101,000	7,266,136

	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
5.05%, 04/01/2028	$7,101,000	$7,293,487
4.40%, 05/15/2028	5,337,000	5,388,942
Georgia Power Co., 4.65%, 05/16/2028	5,323,000	5,403,575
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028(b)	4,977,000	4,904,905
4.75%, 02/07/2028(b)	4,270,000	4,339,048
4.80%, 03/15/2028	4,300,000	4,386,764
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(b)	7,100,000	7,220,629
4.90%, 02/28/2028(b)	8,878,000	9,032,850
1.90%, 06/15/2028	10,656,000	10,053,821
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,262,000	4,297,142
Pacific Gas and Electric Co.
3.00%, 06/15/2028	5,677,000	5,473,904
3.75%, 07/01/2028	6,206,000	6,095,923
San Diego Gas & Electric Co., 4.95%, 08/15/2028	4,252,000	4,366,204
Southern California Edison Co.
5.30%, 03/01/2028	5,363,000	5,486,137
5.65%, 10/01/2028	3,912,000	4,052,683
Southern Co. (The), 4.85%, 06/15/2028	5,323,000	5,432,021
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,086,000	4,080,722
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	4,965,000	4,952,238
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	4,505,000	4,498,902

		167,441,860

Electrical Equipment-0.57%
Emerson Electric Co., 2.00%, 12/21/2028(b)	7,101,000	6,685,753
Regal Rexnord Corp., 6.05%, 04/15/2028	8,830,000	9,145,454

		15,831,207

Electronic Equipment, Instruments & Components-1.20%
Amphenol Corp., 4.38%, 06/12/2028	5,329,000	5,381,004
Arrow Electronics, Inc., 3.88%, 01/12/2028	3,545,000	3,500,174
Avnet, Inc., 6.25%, 03/15/2028(b)	3,565,000	3,715,773
Jabil, Inc., 3.95%, 01/12/2028(b)	3,546,000	3,517,186
TD SYNNEX Corp., 2.38%, 08/09/2028(b)	4,242,000	4,021,672
Teledyne Technologies, Inc., 2.25%, 04/01/2028	4,960,000	4,727,562
Trane Technologies Holdco, Inc., 3.75%, 08/21/2028	3,899,000	3,887,118
Trimble, Inc., 4.90%, 06/15/2028	4,262,000	4,324,697

		33,075,186

Energy Equipment & Services-0.12%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	3,431,000	3,348,451

Entertainment-0.98%
Netflix, Inc., 5.88%, 11/15/2028	13,514,000	14,276,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Entertainment-(continued)
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	$5,680,000	$5,791,943
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	7,089,000	6,832,402

		26,900,504

Financial Services-3.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	3,846,000	3,819,573
4.88%, 04/01/2028(b)	5,205,000	5,284,076
5.75%, 06/06/2028(b)	6,970,000	7,233,883
3.00%, 10/29/2028(b)	26,342,000	25,350,238
Blackstone Private Credit Fund, 7.30%, 11/27/2028	4,600,000	4,919,016
Block Financial LLC, 2.50%, 07/15/2028(b)	3,545,000	3,358,458
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	5,323,000	5,016,650
Fiserv, Inc.
5.45%, 03/02/2028	6,394,000	6,578,772
5.38%, 08/21/2028	4,970,000	5,128,957
LPL Holdings, Inc.
4.90%, 04/03/2028	3,550,000	3,597,077
6.75%, 11/17/2028	5,323,000	5,699,902
Mastercard, Inc.
4.10%, 01/15/2028	5,323,000	5,357,679
3.50%, 02/26/2028	3,555,000	3,527,067
4.88%, 03/09/2028(b)	5,323,000	5,452,202
MGIC Investment Corp., 5.25%, 08/15/2028	4,614,000	4,615,873

		94,939,423

Food Products-1.72%
General Mills, Inc.
4.20%, 04/17/2028(b)	9,949,000	9,958,992
5.50%, 10/17/2028(b)	3,556,000	3,700,319
Hershey Co. (The), 4.55%, 02/24/2028	3,550,000	3,609,452
Hormel Foods Corp., 1.70%, 06/03/2028(b)	5,323,000	5,003,326
J.M. Smucker Co. (The), 5.90%, 11/15/2028(b)	5,323,000	5,590,664
Kellanova, 4.30%, 05/15/2028	4,253,000	4,281,825
Mondelez International, Inc.
4.25%, 05/06/2028	4,977,000	4,994,305
4.13%, 05/07/2028	3,273,000	3,282,035
The Campbell’s Company, 4.15%, 03/15/2028	7,119,552	7,121,085

		47,542,003

Gas Utilities-0.24%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	6,394,000	6,566,752

Ground Transportation-0.91%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	3,605,000	3,604,997
CSX Corp., 3.80%, 03/01/2028	5,679,000	5,652,889

	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc.
5.65%, 03/01/2028(b)	$3,597,000	$3,725,900
5.25%, 06/01/2028	4,613,000	4,739,463
Union Pacific Corp., 3.95%, 09/10/2028	7,488,300	7,488,250

		25,211,499

Health Care Equipment & Supplies-1.71%
Abbott Laboratories, 1.15%, 01/30/2028(b)	4,622,000	4,347,864
Baxter International, Inc., 2.27%, 12/01/2028(b)	8,861,000	8,317,279
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	5,687,000	5,768,013
Edwards Lifesciences Corp., 4.30%, 06/15/2028	4,252,000	4,279,072
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	7,101,000	7,156,190
Stryker Corp.
4.70%, 02/10/2028	4,972,000	5,047,312
3.65%, 03/07/2028	4,262,000	4,231,535
4.85%, 12/08/2028	4,262,000	4,368,425
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	3,555,000	3,682,733

		47,198,423

Health Care Providers & Services-4.92%
Centene Corp., 2.45%, 07/15/2028	16,363,000	15,127,698
Cigna Group (The), 4.38%, 10/15/2028	26,600,177	26,748,638
CVS Health Corp., 4.30%, 03/25/2028	35,099,000	35,086,643
Elevance Health, Inc., 4.10%, 03/01/2028	8,901,990	8,897,350
HCA, Inc.
5.00%, 03/01/2028(b)	4,970,000	5,061,021
5.20%, 06/01/2028(b)	7,101,000	7,274,874
5.63%, 09/01/2028	10,656,000	10,992,441
Humana, Inc.
5.75%, 03/01/2028	3,509,000	3,632,657
5.75%, 12/01/2028	3,555,000	3,707,146
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	7,131,000	7,333,959
3.85%, 06/15/2028(b)	8,155,000	8,122,468
4.40%, 06/15/2028	3,550,000	3,585,147

		135,570,042

Health Care REITs-0.63%
Healthpeak OP LLC, 2.13%, 12/01/2028	3,545,000	3,318,431
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028(b)	3,911,000	3,944,887
Ventas Realty L.P., 4.00%, 03/01/2028	4,622,000	4,601,471
Welltower OP LLC, 4.25%, 04/15/2028	5,323,000	5,355,197

		17,219,986

Hotels, Restaurants & Leisure-1.94%
Booking Holdings, Inc., 3.55%, 03/15/2028	3,555,000	3,515,822
Expedia Group, Inc., 3.80%, 02/15/2028(b)	7,160,750	7,094,713
Hyatt Hotels Corp., 5.05%, 03/30/2028	3,550,000	3,612,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Las Vegas Sands Corp., 5.63%, 06/15/2028	$7,130,000	$7,301,762
Marriott International, Inc., 5.55%, 10/15/2028	5,000,000	5,198,168
McDonald’s Corp.
3.80%, 04/01/2028	7,454,514	7,418,598
4.80%, 08/14/2028(b)	4,282,000	4,379,684
Starbucks Corp.
3.50%, 03/01/2028	4,282,000	4,233,661
4.50%, 05/15/2028	5,330,000	5,387,045
4.00%, 11/15/2028(b)	5,328,000	5,327,082

		53,468,587

Household Durables-0.16%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	4,256,000	4,450,255

Household Products-0.42%
Clorox Co. (The), 3.90%, 05/15/2028(b)	3,545,000	3,534,211
Colgate-Palmolive Co., 4.60%, 03/01/2028	3,555,000	3,624,125
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,260,000	4,287,216

		11,445,552

Independent Power and Renewable Electricity Producers-0.24%
AES Corp. (The), 5.45%, 06/01/2028(b)	6,419,000	6,571,946

Industrial Conglomerates-0.41%
3M Co., 3.63%, 09/14/2028	4,252,000	4,205,652
Eaton Corp., 4.35%, 05/18/2028(b)	3,555,000	3,590,718
Honeywell International, Inc., 4.95%, 02/15/2028(b)	3,545,000	3,629,584

		11,425,954

Insurance-0.41%
Brown & Brown, Inc., 4.70%, 06/23/2028	3,548,000	3,583,743
Lincoln National Corp., 3.80%, 03/01/2028(b)	3,545,000	3,505,677
Willis North America, Inc., 4.50%, 09/15/2028	4,258,000	4,297,969

		11,387,389

Interactive Media & Services-0.39%
Meta Platforms, Inc., 4.60%, 05/15/2028	10,656,000	10,866,210

IT Services-0.68%
DXC Technology Co., 2.38%, 09/15/2028(b)	4,606,000	4,330,813
International Business Machines Corp.
4.50%, 02/06/2028(b)	7,105,000	7,184,979
4.65%, 02/10/2028(b)	7,104,000	7,212,596

		18,728,388

Life Sciences Tools & Services-0.29%
Revvity, Inc., 1.90%, 09/15/2028	3,545,000	3,299,231
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	4,960,000	4,638,800

		7,938,031

	Principal Amount	Value
Machinery-2.40%
Caterpillar Financial Services Corp., Series K, 4.10%, 08/15/2028	$1,200,000	$1,204,312
CNH Industrial Capital LLC
4.75%, 03/21/2028	3,550,000	3,590,801
4.55%, 04/10/2028	4,252,000	4,292,400
Ingersoll Rand, Inc., 5.40%, 08/14/2028	3,555,000	3,678,808
John Deere Capital Corp.
4.65%, 01/07/2028	3,555,000	3,616,122
4.75%, 01/20/2028(b)	7,818,000	7,967,698
4.90%, 03/03/2028(b)	4,616,000	4,726,151
1.50%, 03/06/2028	3,545,000	3,343,109
4.95%, 07/14/2028	10,656,000	10,951,703
Series I, 4.25%, 06/05/2028(b)	4,972,000	5,015,295
Otis Worldwide Corp., 5.25%, 08/16/2028	5,323,000	5,490,214
Wabtec Corp., 4.70%, 09/15/2028	8,898,000	9,016,758
Xylem, Inc., 1.95%, 01/30/2028	3,545,000	3,388,126

		66,281,497

Marine Transportation-0.13%
Kirby Corp., 4.20%, 03/01/2028	3,495,000	3,486,585

Media-1.37%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	7,101,000	6,998,693
4.20%, 03/15/2028	8,878,000	8,827,148
Comcast Corp.
3.15%, 02/15/2028(b)	11,722,000	11,496,642
3.55%, 05/01/2028(b)	7,101,000	7,017,272
Paramount Global, 3.38%, 02/15/2028	3,598,000	3,511,715

		37,851,470

Metals & Mining-0.37%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,458,000	3,448,368
4.38%, 08/01/2028	3,073,000	3,081,067
Nucor Corp., 3.95%, 05/01/2028	3,555,000	3,551,008

		10,080,443

Multi-Utilities-1.61%
Dominion Energy, Inc., 4.60%, 05/15/2028	7,100,000	7,180,750
DTE Electric Co., Series A, 1.90%, 04/01/2028(b)	4,076,000	3,869,337
DTE Energy Co., 4.88%, 06/01/2028(b)	5,687,000	5,788,727
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	5,000,000	5,177,436
NiSource, Inc., 5.25%, 03/30/2028(b)	7,504,000	7,712,672
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,281,000	4,484,496
Sempra, 3.40%, 02/01/2028	7,090,609	6,947,273
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	3,545,000	3,333,343

		44,494,034

Oil, Gas & Consumable Fuels-5.58%
BP Capital Markets PLC, 3.72%, 11/28/2028	5,677,000	5,619,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc.
3.85%, 01/15/2028	$4,253,000	$4,262,416
4.48%, 02/26/2028	7,100,000	7,214,644
4.05%, 08/13/2028	500,000	503,032
Continental Resources, Inc., 4.38%, 01/15/2028	7,092,000	7,051,654
Enbridge, Inc. (Canada), 6.00%, 11/15/2028	5,323,000	5,611,527
Energy Transfer L.P.
5.55%, 02/15/2028	7,101,000	7,310,770
4.95%, 05/15/2028	5,678,500	5,776,109
4.95%, 06/15/2028	7,101,028	7,213,170
6.10%, 12/01/2028	3,555,000	3,740,927
Enterprise Products Operating LLC, 4.30%, 06/20/2028	3,551,000	3,579,134
EOG Resources, Inc., 4.40%, 07/15/2028	3,572,000	3,607,646
EQT Corp., 5.70%, 04/01/2028	3,555,000	3,675,481
Equinor ASA (Norway)
4.25%, 06/02/2028(b)	3,899,000	3,932,108
3.63%, 09/10/2028	7,089,000	7,034,592
Kinder Morgan, Inc., 4.30%, 03/01/2028	8,883,750	8,919,020
MPLX L.P., 4.00%, 03/15/2028	8,878,000	8,839,753
Occidental Petroleum Corp., 6.38%, 09/01/2028	4,105,000	4,286,084
ONEOK, Inc.
4.55%, 07/15/2028	5,687,000	5,729,494
5.65%, 11/01/2028	5,323,000	5,531,818
Ovintiv, Inc., 5.65%, 05/15/2028	5,000,000	5,148,129
Phillips 66, 3.90%, 03/15/2028(b)	5,678,000	5,644,678
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	9,591,000	9,590,582
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	9,949,000	9,960,888
Valero Energy Corp., 4.35%, 06/01/2028	4,202,000	4,222,276
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,235,000	3,259,972
Williams Cos., Inc. (The), 5.30%, 08/15/2028	6,399,000	6,603,740

		153,869,017

Passenger Airlines-0.37%
Delta Air Lines, Inc.
4.38%, 04/19/2028	2,934,000	2,939,328
4.95%, 07/10/2028	7,100,000	7,191,732

		10,131,060

Personal Care Products-0.97%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	4,970,000	5,005,524
Kenvue, Inc., 5.05%, 03/22/2028(b)	7,106,000	7,287,795
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028(b)	9,331,000	9,254,963
4.88%, 09/08/2028	4,971,000	5,104,910

		26,653,192

	Principal Amount	Value
Pharmaceuticals-3.94%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	$7,818,000	$7,995,910
1.75%, 05/28/2028(b)	8,868,000	8,389,428
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	10,303,000	10,302,734
Eli Lilly and Co.
4.55%, 02/12/2028	7,100,000	7,212,342
4.00%, 10/15/2028	3,000,000	3,007,663
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	12,433,786	12,431,142
Johnson & Johnson
2.90%, 01/15/2028	10,656,000	10,464,379
4.55%, 03/01/2028(b)	5,330,000	5,436,190
Merck & Co., Inc.
4.05%, 05/17/2028	3,556,000	3,577,407
1.90%, 12/10/2028	7,091,000	6,659,025
Pfizer, Inc., 3.60%, 09/15/2028(b)	7,100,441	7,070,757
Sanofi S.A., 3.63%, 06/19/2028(b)	7,080,842	7,046,757
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	12,270,000	12,560,838
Zoetis, Inc.
4.15%, 08/17/2028	2,850,000	2,857,683
3.90%, 08/20/2028	3,545,000	3,541,529

		108,553,784

Professional Services-0.81%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	7,091,000	6,713,790
Concentrix Corp., 6.60%, 08/02/2028(b)	5,657,000	5,990,078
Equifax, Inc., 5.10%, 06/01/2028	4,960,000	5,075,359
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,258,000	4,491,289

		22,270,516

Real Estate Management & Development-0.15%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	3,702,000	4,116,344

Residential REITs-0.40%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	3,545,000	3,537,076
ERP Operating L.P., 3.50%, 03/01/2028	3,465,000	3,418,373
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,262,000	4,024,356

		10,979,805

Retail REITs-0.49%
Realty Income Corp.
3.40%, 01/15/2028(b)	4,230,000	4,178,130
3.65%, 01/15/2028	3,899,000	3,869,217
Simon Property Group L.P., 1.75%, 02/01/2028	5,687,000	5,399,456

		13,446,803

Semiconductors & Semiconductor Equipment-3.05%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	4,437,000	4,481,854
Analog Devices, Inc.
4.25%, 06/15/2028	6,035,000	6,085,007
1.70%, 10/01/2028(b)	5,323,000	4,975,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	$5,511,000	$5,438,960
Broadcom, Inc.
4.15%, 02/15/2028	6,207,000	6,215,954
4.80%, 04/15/2028(b)	7,818,000	7,961,248
Intel Corp.
4.88%, 02/10/2028(b)	12,454,000	12,621,800
1.60%, 08/12/2028	7,101,000	6,591,909
Marvell Technology, Inc., 2.45%, 04/15/2028	5,323,000	5,097,580
Microchip Technology, Inc., 4.90%, 03/15/2028	7,101,000	7,203,061
Micron Technology, Inc., 5.38%, 04/15/2028(b)	3,802,000	3,920,982
NVIDIA Corp., 1.55%, 06/15/2028	8,868,000	8,358,479
Texas Instruments, Inc., 4.60%, 02/15/2028	4,974,000	5,060,380

		84,012,639

Software-2.77%
Adobe, Inc., 4.75%, 01/17/2028(b)	5,682,000	5,796,412
Intuit, Inc., 5.13%, 09/15/2028(b)	5,323,000	5,501,150
Oracle Corp.
2.30%, 03/25/2028	14,212,000	13,585,287
4.50%, 05/06/2028	5,323,000	5,371,674
4.80%, 08/03/2028	10,670,000	10,876,835
Roper Technologies, Inc., 4.20%, 09/15/2028	5,687,000	5,692,416
Salesforce, Inc.
3.70%, 04/11/2028	10,656,000	10,625,727
1.50%, 07/15/2028(b)	7,091,000	6,648,975
Synopsys, Inc., 4.65%, 04/01/2028	7,100,000	7,197,322
VMware LLC, 1.80%, 08/15/2028	5,323,000	4,980,121

		76,275,919

Specialized REITs-2.56%
American Tower Corp.
3.60%, 01/15/2028	4,974,000	4,909,200
1.50%, 01/31/2028	4,618,000	4,334,466
5.50%, 03/15/2028(b)	5,040,000	5,194,581
5.25%, 07/15/2028(b)	4,617,000	4,750,838
5.80%, 11/15/2028	5,353,000	5,597,344
Crown Castle, Inc.
5.00%, 01/11/2028	7,101,000	7,200,477
3.80%, 02/15/2028(b)	7,101,000	7,011,743
4.80%, 09/01/2028	4,263,000	4,315,294
Equinix, Inc., 1.55%, 03/15/2028	4,606,000	4,320,833
Extra Space Storage L.P., 5.70%, 04/01/2028	5,687,000	5,876,967
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	3,565,000	3,661,833
Prologis L.P., 4.88%, 06/15/2028(b)	5,323,000	5,445,973
Public Storage Operating Co.
1.85%, 05/01/2028(b)	4,617,000	4,367,741
1.95%, 11/09/2028	3,899,000	3,660,231

		70,647,521

Specialty Retail-1.75%
AutoZone, Inc., 6.25%, 11/01/2028	3,545,000	3,766,880

	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp.
5.25%, 02/01/2028(b)	$7,100,000	$7,286,299
4.75%, 04/01/2028	7,115,000	7,216,829
Home Depot, Inc. (The)
0.90%, 03/15/2028	3,545,000	3,296,453
1.50%, 09/15/2028(b)	7,091,000	6,612,682
Lowe’s Cos., Inc.
1.30%, 04/15/2028	7,160,490	6,684,444
1.70%, 09/15/2028	7,091,000	6,611,398
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	3,556,000	3,572,143
TJX Cos., Inc. (The), 1.15%, 05/15/2028	3,545,000	3,298,650

		48,345,778

Technology Hardware, Storage & Peripherals-2.30%
Apple, Inc.
1.20%, 02/08/2028(b)	17,557,000	16,518,144
4.00%, 05/10/2028(b)	10,556,000	10,629,537
4.00%, 05/12/2028	10,510,000	10,588,798
1.40%, 08/05/2028(b)	16,143,000	15,114,577
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028	3,909,000	4,023,867
HP, Inc., 4.75%, 01/15/2028(b)	6,395,000	6,480,450

		63,355,373

Tobacco-1.85%
Altria Group, Inc.
4.88%, 02/04/2028	3,550,000	3,605,185
6.20%, 11/01/2028	3,545,000	3,749,504
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028(b)	12,433,500	11,848,013
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	7,101,000	7,128,186
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	11,010,000	11,223,604
3.13%, 03/02/2028	3,544,950	3,468,857
4.13%, 04/28/2028(b)	5,326,000	5,339,271
5.25%, 09/07/2028	4,616,000	4,770,909

		51,133,529

Trading Companies & Distributors-0.31%
Air Lease Corp.
5.30%, 02/01/2028(b)	5,000,000	5,120,512
2.10%, 09/01/2028	3,545,750	3,337,876

		8,458,388

Water Utilities-0.16%
American Water Capital Corp., 3.75%, 09/01/2028	4,484,000	4,457,592

Wireless Telecommunication Services-1.30%
Sprint Capital Corp., 6.88%, 11/15/2028	17,580,000	18,915,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

August 31, 2025

	Principal Amount	Value

Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.95%, 03/15/2028(b)	$7,101,000	$7,235,858
4.80%, 07/15/2028(b)	6,394,000	6,514,717
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	3,040,000	3,099,144

		35,765,448

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,684,975,653)		2,725,889,776

	Shares

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $1,132,936)	1,132,936	1,132,936

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.90% (Cost $2,686,108,589)		2,727,022,712

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.50%
Invesco Private Government Fund, 4.28%(c)(d)(e)	109,653,873	$109,653,873
Invesco Private Prime Fund, 4.46%(c)(d)(e)	290,043,434	290,130,447

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $399,763,750)		399,784,320

TOTAL INVESTMENTS IN SECURITIES-113.40% (Cost $3,085,872,339)		3,126,807,032
OTHER ASSETS LESS LIABILITIES-(13.40)%		(369,407,066)

NET ASSETS-100.00%		$2,757,399,966

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$74,172	$149,249,710	$(148,190,946)	$-	$-	$1,132,936	$267,357

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	115,834,395	458,096,712	(464,277,234)	-	-	109,653,873	4,811,292	*

Invesco Private Prime Fund	301,952,584	1,033,116,743	(1,044,904,461)	(1,373)	(33,046)	290,130,447	12,910,697	*

Total	$417,861,151	$1,640,463,165	$(1,657,372,641)	$(1,373)	$(33,046)	$400,917,256	$17,989,346

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.69%
Aerospace & Defense-1.65%
Boeing Co. (The)
3.20%, 03/01/2029(b)	$6,028,000	$5,799,357
6.30%, 05/01/2029	9,068,000	9,633,548
Howmet Aerospace, Inc., 3.00%, 01/15/2029	4,215,000	4,057,755
L3Harris Technologies, Inc., 5.05%, 06/01/2029	4,527,000	4,650,880
Lockheed Martin Corp., 4.50%, 02/15/2029	3,922,000	3,979,503
Northrop Grumman Corp., 4.60%, 02/01/2029(b)	2,995,000	3,043,602
RTX Corp.
5.75%, 01/15/2029	3,013,000	3,164,422
7.50%, 09/15/2029	2,495,000	2,798,728

		37,127,795

Air Freight & Logistics-0.37%
GXO Logistics, Inc., 6.25%, 05/06/2029(b)	3,617,000	3,795,193
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	4,526,000	4,446,792

		8,241,985

Automobile Components-0.28%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/2029	3,314,000	3,329,409
BorgWarner, Inc., 4.95%, 08/15/2029(b)	2,985,000	3,046,306

		6,375,715

Automobiles-3.85%
American Honda Finance Corp.
2.25%, 01/12/2029	3,850,000	3,615,762
4.90%, 03/13/2029(b)	4,536,000	4,641,954
4.40%, 09/05/2029(b)	4,544,000	4,573,671
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	4,520,000	4,162,447
5.80%, 03/08/2029	9,674,000	9,784,939
5.11%, 05/03/2029	8,962,000	8,841,743
5.30%, 09/06/2029	5,438,000	5,401,535
5.88%, 11/07/2029	7,540,000	7,624,420
General Motors Co., 5.40%, 10/15/2029(b)	6,048,000	6,242,899
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	3,618,000	3,689,506
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	2,982,000	2,850,359
Toyota Motor Credit Corp.
4.65%, 01/05/2029	4,819,000	4,909,717
3.65%, 01/08/2029	3,015,000	2,981,102
5.05%, 05/16/2029	6,049,000	6,251,517
4.45%, 06/29/2029	4,818,000	4,879,682
4.55%, 08/09/2029	6,048,000	6,154,237

		86,605,490

Banks-6.28%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(b)	5,930,000	6,136,404

	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	$4,140,000	$4,319,705
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	6,925,000	7,170,951
Citibank N.A., 4.84%, 08/06/2029(b)	9,038,000	9,266,839
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	3,014,000	3,085,275
4.49%, 10/17/2029(b)	4,524,000	4,596,694
KeyCorp, 2.55%, 10/01/2029(b)	4,527,000	4,235,560
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	9,033,000	8,935,623
3.20%, 07/18/2029	10,556,000	10,170,029
National Bank of Canada (Canada), 4.50%, 10/10/2029(b)	5,915,000	5,952,644
PNC Bank N.A., 2.70%, 10/22/2029(b)	4,509,000	4,244,700
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	9,042,000	8,850,328
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	6,013,000	6,191,326
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	2,911,000	2,759,673
5.32%, 07/09/2029(b)	4,525,000	4,691,402
3.04%, 07/16/2029	15,068,000	14,398,944
2.72%, 09/27/2029(b)	3,015,000	2,845,223
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029(b)	5,404,000	5,544,489
4.78%, 12/17/2029(b)	6,028,000	6,162,380
Truist Financial Corp., 3.88%, 03/19/2029	3,921,000	3,864,905
Wells Fargo & Co., 4.15%, 01/24/2029	15,081,000	15,073,775
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	2,983,000	2,768,947

		141,265,816

Beverages-2.60%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	18,794,000	19,210,973
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	6,029,000	5,633,580
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	4,218,000	4,358,246
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	6,028,000	5,640,574
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	4,527,000	4,610,888
3.95%, 04/15/2029(b)	6,026,000	5,927,542
PepsiCo, Inc.
4.10%, 01/15/2029	4,554,000	4,566,055
7.00%, 03/01/2029	3,071,000	3,377,335
4.50%, 07/17/2029	5,084,000	5,182,963

		58,508,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Biotechnology-2.82%
AbbVie, Inc.
4.80%, 03/15/2029(b)	$15,054,000	$15,416,313
3.20%, 11/21/2029	32,754,000	31,570,048
Amgen, Inc.
3.00%, 02/22/2029	4,527,000	4,358,238
4.05%, 08/18/2029	7,540,000	7,506,628
Gilead Sciences, Inc., 4.80%, 11/15/2029(b)	4,515,000	4,637,100

		63,488,327

Broadline Retail-0.81%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	9,072,000	8,949,491
4.65%, 12/01/2029(b)	9,073,000	9,324,990

		18,274,481

Building Products-0.58%
CRH SMW Finance DAC, 5.20%, 05/21/2029	4,520,000	4,668,523
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	4,169,000	3,986,392
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	4,187,000	4,366,785

		13,021,700

Capital Markets-5.05%
Ares Capital Corp.
5.88%, 03/01/2029(b)	6,050,000	6,228,217
5.95%, 07/15/2029	5,148,000	5,325,776
Ares Strategic Income Fund, 6.35%, 08/15/2029	4,250,000	4,396,690
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	4,528,000	4,386,505
BlackRock, Inc., 3.25%, 04/30/2029	6,028,000	5,904,538
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	6,026,000	6,121,732
Blue Owl Credit Income Corp.
7.75%, 01/15/2029	3,317,000	3,553,056
6.60%, 09/15/2029(b)	5,451,000	5,671,397
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	4,239,000	4,389,946
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	6,026,000	6,128,114
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	3,642,000	3,643,105
3.25%, 05/22/2029	3,599,000	3,502,461
Deutsche Bank AG (Germany), 5.41%, 05/10/2029(b)	6,028,000	6,279,396
FS KKR Capital Corp., 6.88%, 08/15/2029(b)	3,621,000	3,698,200
Golub Capital BDC, Inc., 6.00%, 07/15/2029	4,518,000	4,624,688
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,280,000	3,426,537
Lazard Group LLC, 4.38%, 03/11/2029	3,013,000	3,010,837
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	3,614,000	3,726,919

	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	$2,944,000	$2,786,892
5.61%, 07/06/2029	3,619,000	3,774,260
Northern Trust Corp., 3.15%, 05/03/2029	3,005,000	2,917,777
S&P Global, Inc.
2.70%, 03/01/2029	7,392,000	7,077,029
4.25%, 05/01/2029(b)	5,547,000	5,588,613
2.50%, 12/01/2029	2,996,000	2,811,893
Sixth Street Lending Partners, 6.50%, 03/11/2029	4,395,000	4,564,460

		113,539,038

Chemicals-1.72%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	4,542,000	4,628,147
Celanese US Holdings LLC, 6.83%, 07/15/2029(b)	4,517,000	4,705,693
Dow Chemical Co. (The), 7.38%, 11/01/2029	3,901,000	4,329,004
Eastman Chemical Co., 5.00%, 08/01/2029(b)	4,537,000	4,624,640
FMC Corp., 3.45%, 10/01/2029	3,011,000	2,852,699
Huntsman International LLC, 4.50%, 05/01/2029(b)	4,523,000	4,353,394
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	4,544,000	4,537,080
Olin Corp., 5.63%, 08/01/2029(b)	4,029,000	4,022,773
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	4,837,000	4,601,669

		38,655,099

Commercial Services & Supplies-0.52%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	4,213,000	4,034,943
Waste Connections, Inc., 3.50%, 05/01/2029	3,002,000	2,956,270
Waste Management, Inc., 4.88%, 02/15/2029	4,543,000	4,675,111

		11,666,324

Communications Equipment-1.04%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	15,074,000	15,486,238
Juniper Networks, Inc., 3.75%, 08/15/2029	3,014,000	2,946,069
Motorola Solutions, Inc., 4.60%, 05/23/2029	4,826,000	4,880,041

		23,312,348

Construction & Engineering-0.16%
MasTec, Inc., 5.90%, 06/15/2029	3,347,000	3,498,525

Construction Materials-0.28%
Amcor Group Finance PLC, 5.45%, 05/23/2029	3,039,000	3,149,036
Vulcan Materials Co., 4.95%, 12/01/2029	3,033,000	3,114,772

		6,263,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Consumer Finance-1.91%
American Express Co., 4.05%, 05/03/2029(b)	$6,029,000	$6,045,614
General Motors Financial Co., Inc.
5.80%, 01/07/2029	9,072,000	9,423,571
5.65%, 01/17/2029(b)	3,016,000	3,111,368
4.30%, 04/06/2029	6,653,000	6,586,497
5.55%, 07/15/2029	7,561,000	7,798,241
4.90%, 10/06/2029(b)	6,049,000	6,096,787
Synchrony Financial, 5.15%, 03/19/2029	3,906,000	3,955,778

		43,017,856

Consumer Staples Distribution & Retail-0.91%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	3,010,000	3,283,261
Kroger Co. (The), 4.50%, 01/15/2029	3,617,000	3,663,341
Sysco Corp., 5.75%, 01/17/2029	3,011,000	3,157,253
Target Corp., 3.38%, 04/15/2029	6,027,000	5,907,175
Walmart, Inc., 3.25%, 07/08/2029	4,418,000	4,324,177

		20,335,207

Containers & Packaging-0.50%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	3,009,000	2,872,052
Sonoco Products Co., 4.60%, 09/01/2029	3,620,000	3,639,774
WRKCo, Inc., 4.90%, 03/15/2029(b)	4,523,000	4,621,742

		11,133,568

Distributors-0.21%
Genuine Parts Co., 4.95%, 08/15/2029	4,539,000	4,635,195

Diversified REITs-0.24%
Digital Realty Trust L.P., 3.60%, 07/01/2029	5,420,000	5,291,056

Diversified Telecommunication Services-1.97%
AT&T, Inc., 4.35%, 03/01/2029	18,146,000	18,226,726
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	6,058,000	6,017,330
4.02%, 12/03/2029	20,300,000	20,146,998

		44,391,054

Electric Utilities-5.37%
AEP Texas, Inc., 5.45%, 05/15/2029	3,045,000	3,162,409
American Electric Power Co., Inc., 5.20%, 01/15/2029	6,049,000	6,241,527
Avangrid, Inc., 3.80%, 06/01/2029	4,523,000	4,448,794
Duke Energy Corp.
4.85%, 01/05/2029	3,916,000	3,992,267
3.40%, 06/15/2029	3,548,000	3,446,060
Duke Energy Florida LLC, 2.50%, 12/01/2029(b)	4,219,000	3,963,698
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	3,616,000	3,543,585
Edison International
5.45%, 06/15/2029	3,031,000	3,066,358
6.95%, 11/15/2029(b)	3,335,000	3,541,214
Evergy, Inc., 2.90%, 09/15/2029	4,819,000	4,568,527
Eversource Energy
5.95%, 02/01/2029(b)	4,844,000	5,084,818
Series O, 4.25%, 04/01/2029	3,012,000	3,004,610

	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 5.15%, 03/15/2029	$3,921,000	$4,037,101
Florida Power & Light Co., 5.15%, 06/15/2029	4,516,000	4,688,629
MidAmerican Energy Co., 3.65%, 04/15/2029	5,142,000	5,075,357
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	3,014,000	3,087,257
Nevada Power Co., Series CC, 3.70%, 05/01/2029	3,012,000	2,966,597
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	5,453,000	5,572,666
3.50%, 04/01/2029	2,939,000	2,873,549
2.75%, 11/01/2029	5,993,000	5,663,433
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	3,315,000	3,373,454
Pacific Gas and Electric Co.
6.10%, 01/15/2029	5,119,000	5,345,247
5.55%, 05/15/2029	5,131,000	5,278,041
PacifiCorp, 5.10%, 02/15/2029	3,013,000	3,087,830
Southern California Edison Co.
5.15%, 06/01/2029	3,617,000	3,694,976
Series A, 4.20%, 03/01/2029	3,033,000	3,009,618
Southern Co. (The), 5.50%, 03/15/2029	6,048,000	6,308,075
Tampa Electric Co., 4.90%, 03/01/2029	2,983,000	3,055,476
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	2,942,000	2,817,982
Xcel Energy, Inc., 2.60%, 12/01/2029(b)	3,010,000	2,809,359

		120,808,514

Electronic Equipment, Instruments & Components-0.40%
Amphenol Corp., 4.35%, 06/01/2029(b)	3,013,000	3,043,263
Arrow Electronics, Inc., 5.15%, 08/21/2029	3,012,000	3,082,364
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	3,013,000	2,861,909

		8,987,536

Energy Equipment & Services-0.27%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	3,169,000	3,048,709
NOV, Inc., 3.60%, 12/01/2029(b)	3,020,000	2,921,890

		5,970,599

Entertainment-0.73%
Netflix, Inc., 6.38%, 05/15/2029	4,850,000	5,236,476
Walt Disney Co. (The), 2.00%, 09/01/2029(b)	12,102,000	11,213,793

		16,450,269

Financial Services-4.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	4,814,000	4,929,419
4.63%, 09/10/2029	7,833,000	7,900,589
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	6,036,000	6,353,491
BlackRock Funding, Inc., 4.70%, 03/14/2029	3,016,000	3,093,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Financial Services-(continued)
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	$3,873,000	$3,783,630
Corebridge Financial, Inc., 3.85%, 04/05/2029	6,048,000	5,965,766
Enact Holdings, Inc., 6.25%, 05/28/2029	4,526,000	4,727,051
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	2,790,000	2,737,296
Fiserv, Inc., 3.50%, 07/01/2029(b)	18,097,000	17,577,067
Global Payments, Inc., 5.30%, 08/15/2029	3,011,000	3,086,132
Mastercard, Inc., 2.95%, 06/01/2029(b)	6,022,000	5,830,362
ORIX Corp. (Japan), 4.65%, 09/10/2029.	4,121,000	4,176,477
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	9,042,000	8,625,824
Radian Group, Inc., 6.20%, 05/15/2029(b)	3,766,000	3,946,876
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	5,722,000	5,705,090
State Street Bank and Trust Co., 4.78%, 11/23/2029(b)	4,827,000	4,966,253

		93,404,769

Food Products-1.12%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029(b)	4,829,000	4,807,451
Campbell’s Co. (The), 5.20%, 03/21/2029	3,615,000	3,714,090
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029	3,602,000	3,447,608
Mondelez International, Inc., 4.75%, 02/20/2029(b)	3,320,000	3,397,931
Tyson Foods, Inc.
4.35%, 03/01/2029	6,035,000	6,040,200
5.40%, 03/15/2029	3,584,000	3,715,139

		25,122,419

Gas Utilities-0.16%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	3,648,000	3,557,868

Ground Transportation-0.61%
CSX Corp., 4.25%, 03/15/2029	5,762,000	5,786,769
Ryder System, Inc., 5.38%, 03/15/2029(b)	3,256,000	3,368,785
Union Pacific Corp., 3.70%, 03/01/2029	4,691,000	4,642,994

		13,798,548

Health Care Equipment & Supplies-1.43%
Becton, Dickinson and Co.
4.87%, 02/08/2029(b)	3,774,000	3,851,737
5.08%, 06/07/2029	3,622,000	3,724,588
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	4,810,000	4,529,104
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	5,959,000	6,085,414
Solventum Corp., 5.40%, 03/01/2029(b)	9,044,000	9,431,849
Stryker Corp., 4.25%, 09/11/2029	4,519,000	4,535,697

		32,158,389

	Principal Amount	Value
Health Care Providers & Services-5.45%
Cardinal Health, Inc.
5.13%, 02/15/2029(b)	$3,885,000	$3,999,805
5.00%, 11/15/2029	4,510,000	4,624,538
Cencora, Inc., 4.85%, 12/15/2029	3,562,000	3,644,611
Centene Corp., 4.63%, 12/15/2029	19,815,000	19,096,572
Cigna Group (The), 5.00%, 05/15/2029(b)	6,036,000	6,203,220
CommonSpirit Health, 3.35%, 10/01/2029(b)	5,478,000	5,286,316
CVS Health Corp.
5.00%, 01/30/2029	6,036,000	6,152,834
5.40%, 06/01/2029(b)	6,029,000	6,233,389
Elevance Health, Inc.
5.15%, 06/15/2029	3,638,000	3,747,978
2.88%, 09/15/2029	4,972,000	4,716,492
HCA, Inc.
5.88%, 02/01/2029(b)	6,010,000	6,265,676
3.38%, 03/15/2029	3,038,000	2,941,716
4.13%, 06/15/2029	12,051,000	11,938,812
Humana, Inc., 3.70%, 03/23/2029(b)	3,555,000	3,485,449
Icon Investments Six DAC, 5.85%, 05/08/2029	4,528,000	4,737,088
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	3,911,000	3,705,562
McKesson Corp., 4.25%, 09/15/2029	3,036,000	3,053,729
Quest Diagnostics, Inc.
4.20%, 06/30/2029	3,008,000	3,012,800
4.63%, 12/15/2029	3,564,000	3,620,321
UnitedHealth Group, Inc.
4.25%, 01/15/2029	7,561,000	7,593,098
4.00%, 05/15/2029(b)	5,443,000	5,416,045
Universal Health Services, Inc., 4.63%, 10/15/2029	3,000,000	2,995,617

		122,471,668

Health Care REITs-0.77%
Healthpeak OP LLC, 3.50%, 07/15/2029	3,919,000	3,811,581
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	3,013,000	2,887,082
Ventas Realty L.P., 4.40%, 01/15/2029	4,537,000	4,553,204
Welltower OP LLC
2.05%, 01/15/2029(b)	3,013,000	2,818,918
4.13%, 03/15/2029(b)	3,315,000	3,317,204

		17,387,989

Hotels, Restaurants & Leisure-1.07%
Hyatt Hotels Corp., 5.25%, 06/30/2029	3,649,000	3,749,044
Las Vegas Sands Corp., 6.00%, 08/15/2029	3,022,000	3,140,453
Marriott International, Inc.
4.90%, 04/15/2029	4,840,000	4,938,976
4.88%, 05/15/2029	3,008,000	3,065,858
McDonald’s Corp., 5.00%, 05/17/2029	3,034,000	3,129,823
Starbucks Corp., 3.55%, 08/15/2029	6,054,000	5,939,815

		23,963,969

Household Durables-0.13%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	3,014,000	2,964,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Household Products-0.62%
Clorox Co. (The), 4.40%, 05/01/2029	$2,995,000	$3,021,215
Kimberly-Clark Corp., 3.20%, 04/25/2029	4,254,000	4,145,765
Procter & Gamble Co. (The)
4.35%, 01/29/2029	3,612,000	3,666,870
4.15%, 10/24/2029(b)	3,007,000	3,040,325

		13,874,175

Industrial Conglomerates-0.80%
3M Co.
3.38%, 03/01/2029(b)	4,835,000	4,724,019
2.38%, 08/26/2029(b)	6,060,000	5,679,004
Honeywell International, Inc.
4.25%, 01/15/2029(b)	4,536,000	4,566,684
4.88%, 09/01/2029(b)	3,014,000	3,106,512

		18,076,219

Insurance-2.73%
Allstate Corp. (The), 5.05%, 06/24/2029	2,984,000	3,074,442
American National Group, Inc., 5.75%, 10/01/2029	3,633,000	3,753,731
Aon Corp., 3.75%, 05/02/2029	4,514,000	4,453,577
Aon North America, Inc., 5.15%, 03/01/2029	6,054,000	6,234,085
Arthur J. Gallagher & Co., 4.85%, 12/15/2029(b)	4,544,000	4,634,494
Chubb INA Holdings LLC, 4.65%, 08/15/2029	4,226,000	4,311,620
CNA Financial Corp., 3.90%, 05/01/2029	3,002,000	2,961,329
CNO Financial Group, Inc., 5.25%, 05/30/2029	3,010,000	3,072,248
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	3,335,000	3,478,552
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029(b)	3,615,000	3,432,597
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	9,072,000	9,155,600
PartnerRe Finance B LLC, 3.70%, 07/02/2029	3,012,000	2,949,795
Principal Financial Group, Inc., 3.70%, 05/15/2029	3,018,000	2,964,634
Progressive Corp. (The), 4.00%, 03/01/2029	3,281,000	3,283,204
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	3,637,000	3,592,468

		61,352,376

Interactive Media & Services-0.27%
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	6,058,000	6,139,710

IT Services-0.86%
International Business Machines Corp., 3.50%, 05/15/2029(b)	19,600,000	19,219,926

Leisure Products-0.38%
Hasbro, Inc., 3.90%, 11/19/2029(b)	5,461,000	5,332,247
Polaris, Inc., 6.95%, 03/15/2029	3,016,000	3,194,761

		8,527,008

	Principal Amount	Value
Life Sciences Tools & Services-1.07%
IQVIA, Inc., 6.25%, 02/01/2029	$7,536,000	$7,938,121
Revvity, Inc., 3.30%, 09/15/2029	5,122,000	4,895,724
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	6,027,000	6,208,492
2.60%, 10/01/2029	5,385,000	5,103,965

		24,146,302

Machinery-3.34%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029	3,634,000	3,734,815
4.38%, 08/16/2029(b)	3,618,000	3,670,380
4.70%, 11/15/2029	5,444,000	5,579,639
Caterpillar, Inc., 2.60%, 09/19/2029	2,955,000	2,797,972
CNH Industrial Capital LLC
5.50%, 01/12/2029	2,984,000	3,095,617
5.10%, 04/20/2029(b)	3,577,000	3,670,923
Cummins, Inc., 4.90%, 02/20/2029	3,033,000	3,118,740
Deere & Co., 5.38%, 10/16/2029(b)	2,958,000	3,110,094
IDEX Corp., 4.95%, 09/01/2029	3,042,000	3,110,718
Ingersoll Rand, Inc., 5.18%, 06/15/2029(b)	4,547,000	4,698,524
John Deere Capital Corp.
4.50%, 01/16/2029(b)	6,055,000	6,153,008
3.45%, 03/07/2029	3,548,000	3,484,540
3.35%, 04/18/2029	3,617,000	3,539,143
4.85%, 06/11/2029	5,122,000	5,271,922
Nordson Corp., 4.50%, 12/15/2029	3,618,000	3,651,337
Parker-Hannifin Corp.
3.25%, 06/14/2029	6,028,000	5,847,356
4.50%, 09/15/2029	6,046,000	6,132,694
Trane Technologies Financing Ltd., 3.80%, 03/21/2029(b)	4,524,000	4,482,302

		75,149,724

Media-1.69%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	7,572,000	7,046,805
5.05%, 03/30/2029(b)	7,562,000	7,682,181
6.10%, 06/01/2029(b)	9,076,000	9,542,962
Comcast Corp.
4.55%, 01/15/2029	6,056,000	6,146,875
5.10%, 06/01/2029	4,549,000	4,703,884
Paramount Global, 4.20%, 06/01/2029(b)	2,944,000	2,902,521

		38,025,228

Metals & Mining-0.14%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	3,033,000	3,023,445

Multi-Utilities-1.63%
Ameren Corp., 5.00%, 01/15/2029	4,223,000	4,319,263
CenterPoint Energy, Inc., 5.40%, 06/01/2029	3,978,000	4,123,979
Consumers Energy Co.
4.90%, 02/15/2029(b)	3,015,000	3,094,936
4.60%, 05/30/2029	3,613,000	3,677,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co.
5.10%, 03/01/2029	$7,258,000	$7,447,967
Series C, 3.40%, 06/15/2029	2,802,000	2,712,493
NiSource, Inc., 5.20%, 07/01/2029	3,578,000	3,694,281
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	4,537,000	4,682,222
Sempra, 3.70%, 04/01/2029	3,016,000	2,958,879

		36,711,501

Office REITs-0.22%
Boston Properties L.P., 3.40%, 06/21/2029	5,104,000	4,893,941

Oil, Gas & Consumable Fuels-7.31%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	3,011,000	3,056,545
BP Capital Markets America, Inc.
4.70%, 04/10/2029	7,557,000	7,700,640
4.97%, 10/17/2029(b)	4,556,000	4,693,846
4.87%, 11/25/2029	3,852,000	3,959,591
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	9,072,000	9,056,364
Chevron USA, Inc., 3.25%, 10/15/2029	3,030,000	2,950,192
ConocoPhillips Co., 6.95%, 04/15/2029	4,239,000	4,638,986
DCP Midstream Operating L.P., 5.13%, 05/15/2029	3,615,000	3,695,756
Diamondback Energy, Inc., 3.50%, 12/01/2029	5,519,000	5,322,027
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	4,540,000	4,688,256
3.13%, 11/15/2029(b)	6,055,000	5,776,596
Energy Transfer L.P.
5.25%, 04/15/2029	9,072,000	9,334,358
5.25%, 07/01/2029	6,053,000	6,248,405
4.15%, 09/15/2029	3,328,000	3,302,107
Enterprise Products Operating LLC, 3.13%, 07/31/2029	7,538,000	7,266,175
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	7,529,000	7,160,706
Kinder Morgan, Inc.
5.00%, 02/01/2029(b)	7,557,000	7,718,196
5.10%, 08/01/2029	3,031,000	3,116,224
MPLX L.P., 4.80%, 02/15/2029	4,543,000	4,603,675
Occidental Petroleum Corp., 5.20%, 08/01/2029	7,262,000	7,360,132
ONEOK, Inc.
4.35%, 03/15/2029	4,219,000	4,212,830
4.40%, 10/15/2029	3,623,000	3,619,798
Phillips 66 Co., 3.15%, 12/15/2029	3,424,000	3,279,969
Shell Finance US, Inc., 2.38%, 11/07/2029	6,506,000	6,101,431
Shell International Finance B.V., 2.38%, 11/07/2029(b)	2,561,000	2,434,442
South Bow USA Infrastructure Holdings LLC (Canada), 5.03%, 10/01/2029	6,025,000	6,102,175
Targa Resources Corp., 6.15%, 03/01/2029	5,990,000	6,324,134
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	7,561,000	7,449,048

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 4.00%, 04/01/2029	$2,651,000	$2,622,456
Western Midstream Operating L.P., 6.35%, 01/15/2029	3,589,000	3,779,931
Williams Cos., Inc. (The), 4.90%, 03/15/2029	6,653,000	6,780,423

		164,355,414

Paper & Forest Products-0.15%
Georgia-Pacific LLC, 7.75%, 11/15/2029(b)	2,988,000	3,400,829

Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	2,861,000	2,776,096

Personal Care Products-0.37%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	3,911,000	3,630,340
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029(b)	5,123,000	4,773,760

		8,404,100

Pharmaceuticals-4.05%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029(b)	7,527,000	7,731,508
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	6,030,000	6,032,796
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	10,557,000	10,846,170
Eli Lilly and Co.
4.50%, 02/09/2029	6,027,000	6,129,207
3.38%, 03/15/2029(b)	5,610,000	5,506,755
4.20%, 08/14/2029(b)	6,029,000	6,084,308
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	6,024,000	5,879,473
Haleon US Capital LLC, 3.38%, 03/24/2029	6,015,000	5,878,298
Johnson & Johnson, 4.80%, 06/01/2029	6,899,000	7,123,630
Merck & Co., Inc., 3.40%, 03/07/2029	10,556,000	10,361,479
Novartis Capital Corp., 3.80%, 09/18/2029	5,994,000	5,970,770
Pfizer, Inc., 3.45%, 03/15/2029(b)	10,555,000	10,393,502
Royalty Pharma PLC, 5.15%, 09/02/2029	3,014,000	3,097,323

		91,035,219

Professional Services-0.37%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029(b)	4,477,000	4,241,562
Equifax, Inc., 4.80%, 09/15/2029	3,916,000	3,982,818

		8,224,380

Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	3,018,000	3,131,481

Residential REITs-0.44%
Camden Property Trust, 3.15%, 07/01/2029	3,612,000	3,473,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Residential REITs-(continued)
ERP Operating L.P., 3.00%, 07/01/2029	$3,608,000	$3,463,751
Essex Portfolio L.P., 4.00%, 03/01/2029	3,009,000	2,978,028

		9,915,412

Retail REITs-0.60%
Realty Income Corp.
3.25%, 06/15/2029	3,013,000	2,920,866
3.10%, 12/15/2029	3,588,000	3,435,247
Simon Property Group L.P., 2.45%, 09/13/2029	7,537,000	7,073,922

		13,430,035

Semiconductors & Semiconductor Equipment-3.56%
Applied Materials, Inc., 4.80%, 06/15/2029	4,221,000	4,339,098
Broadcom, Inc., 5.05%, 07/12/2029	13,572,000	13,958,296
Intel Corp.
4.00%, 08/05/2029	5,033,000	4,957,753
2.45%, 11/15/2029	12,055,000	11,123,533
KLA Corp., 4.10%, 03/15/2029	4,826,000	4,841,630
Lam Research Corp., 4.00%, 03/15/2029(b)	6,026,000	6,025,729
Marvell Technology, Inc., 5.75%, 02/15/2029	3,015,000	3,147,020
Microchip Technology, Inc., 5.05%, 03/15/2029	6,006,000	6,126,076
Micron Technology, Inc.
5.33%, 02/06/2029	4,218,000	4,337,792
6.75%, 11/01/2029	7,306,000	7,934,695
Qorvo, Inc., 4.38%, 10/15/2029	5,077,000	4,977,369
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	3,919,000	4,006,125
2.25%, 09/04/2029(b)	4,523,000	4,235,484

		80,010,600

Software-2.67%
Accenture Capital, Inc., 4.05%, 10/04/2029	7,235,000	7,228,270
Adobe, Inc., 4.80%, 04/04/2029(b)	4,521,000	4,650,036
AppLovin Corp., 5.13%, 12/01/2029	5,988,000	6,126,052
Atlassian Corp., 5.25%, 05/15/2029	3,015,000	3,106,388
Cadence Design Systems, Inc., 4.30%, 09/10/2029	6,022,000	6,067,634
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	4,519,000	4,262,551
Oracle Corp.
4.20%, 09/27/2029	9,050,000	9,028,608
6.15%, 11/09/2029(b)	7,537,000	8,058,960
Roper Technologies, Inc.
2.95%, 09/15/2029	4,218,000	4,025,697
4.50%, 10/15/2029	3,016,000	3,041,917
Workday, Inc., 3.70%, 04/01/2029(b)	4,523,000	4,454,452

		60,050,565

Specialized REITs-1.97%
American Tower Corp.
5.20%, 02/15/2029	3,949,000	4,062,438
3.95%, 03/15/2029	3,643,000	3,607,312
3.80%, 08/15/2029	9,980,000	9,783,482

	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
4.30%, 02/15/2029(b)	$3,649,000	$3,630,763
5.60%, 06/01/2029	4,550,000	4,729,866
4.90%, 09/01/2029	3,343,000	3,386,343
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	4,537,000	4,622,110
Public Storage Operating Co.
5.13%, 01/15/2029(b)	3,035,000	3,143,034
3.39%, 05/01/2029(b)	3,012,000	2,941,401
Weyerhaeuser Co., 4.00%, 11/15/2029	4,517,000	4,467,248

		44,373,997

Specialty Retail-2.19%
AutoZone, Inc., 5.10%, 07/15/2029	3,646,000	3,758,777
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	10,522,000	10,896,680
Home Depot, Inc. (The)
4.90%, 04/15/2029	4,484,000	4,622,062
2.95%, 06/15/2029(b)	10,577,000	10,197,386
4.75%, 06/25/2029	7,560,000	7,741,698
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b)	9,068,000	8,905,654
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	3,019,000	2,991,268

		49,113,525

Technology Hardware, Storage & Peripherals-1.70%
Apple, Inc.
3.25%, 08/08/2029(b)	5,980,000	5,855,184
2.20%, 09/11/2029	10,553,000	9,887,230
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	10,551,000	10,617,837
HP, Inc., 4.00%, 04/15/2029	6,027,000	5,954,790
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	3,010,000	3,056,152
Western Digital Corp., 2.85%, 02/01/2029	2,992,000	2,813,248

		38,184,441

Tobacco-1.68%
Altria Group, Inc., 4.80%, 02/14/2029	11,498,000	11,684,087
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029	3,019,000	2,927,359
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029(b)	6,028,000	6,337,976
Philip Morris International, Inc.
3.38%, 08/15/2029	4,520,000	4,393,277
4.63%, 11/01/2029	4,528,000	4,601,398
5.63%, 11/17/2029(b)	7,476,000	7,871,847

		37,815,944

Trading Companies & Distributors-0.27%
Air Lease Corp., 5.10%, 03/01/2029(b)	3,044,000	3,126,616
GATX Corp., 4.70%, 04/01/2029	3,001,000	3,038,945

		6,165,561

Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029	3,317,000	3,243,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

	Principal Amount	Value
Wireless Telecommunication Services-1.80%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	$7,560,000	$7,722,493
T-Mobile USA, Inc.
4.85%, 01/15/2029	6,055,000	6,180,123
2.63%, 02/15/2029(b)	6,035,000	5,717,722
2.40%, 03/15/2029(b)	3,042,000	2,862,347
3.38%, 04/15/2029	14,217,000	13,776,171
4.20%, 10/01/2029	4,250,000	4,249,802

		40,508,658

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,180,297,156)		2,218,974,347

	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $3,388,830)	3,388,830	3,388,830

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $2,183,685,986)		2,222,363,177

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.63%
Invesco Private Government Fund, 4.28%(c)(d)(e)	85,111,069	$85,111,069
Invesco Private Prime Fund, 4.46%(c)(d)(e)	221,272,210	221,338,592

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $306,434,591)		306,449,661

TOTAL INVESTMENTS IN SECURITIES-112.47% (Cost $2,490,120,577)		2,528,812,838
OTHER ASSETS LESS LIABILITIES-(12.47)%		(280,369,024)

NET ASSETS-100.00%		$2,248,443,814

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$390,604	$116,204,491	$(113,206,265)	$-	$-	$3,388,830	$257,046

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	55,029,258	334,125,242	(304,043,431)	-	-	85,111,069	3,459,261	*

Invesco Private Prime Fund	143,491,168	818,290,664	(740,420,485)	5,334	(28,089)	221,338,592	9,274,627	*

Total	$198,911,030	$1,268,620,397	$(1,157,670,181)	$5,334	$(28,089)	$309,838,491	$12,990,934

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

August 31, 2025

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.40%
Aerospace & Defense-2.43%
Boeing Co. (The), 5.15%, 05/01/2030(b)	$23,599,000	$24,214,757
General Electric Co., 4.30%, 07/29/2030	4,400,000	4,420,603
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	2,828,000	2,916,357
Lockheed Martin Corp., 4.40%, 08/15/2030	2,450,000	2,470,609
Northrop Grumman Corp., 4.65%, 07/15/2030(b)	1,870,000	1,902,992
RTX Corp., 2.25%, 07/01/2030(b)	5,875,000	5,374,366
Textron, Inc., 3.00%, 06/01/2030	3,801,000	3,573,536

		44,873,220

Air Freight & Logistics-0.15%
United Parcel Service, Inc., 4.65%, 10/15/2030(b)	2,756,000	2,817,921

Automobile Components-0.22%
Magna International, Inc. (Canada), 2.45%, 06/15/2030(b)	4,393,000	4,045,202

Automobiles-3.25%
American Honda Finance Corp.
4.80%, 03/05/2030(b)	2,315,000	2,363,552
4.60%, 04/17/2030	4,122,000	4,162,027
5.85%, 10/04/2030	2,945,000	3,140,567
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	6,400,000	6,817,211
7.20%, 06/10/2030(b)	4,868,000	5,174,379
4.00%, 11/13/2030	8,999,000	8,370,694
General Motors Co., 5.63%, 04/15/2030	4,105,000	4,241,384
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	6,528,000	6,590,887
Toyota Motor Corp. (Japan), 4.45%, 06/30/2030(b)	2,500,000	2,529,620
Toyota Motor Credit Corp.
4.95%, 01/09/2030	4,118,000	4,247,073
4.80%, 05/15/2030	1,774,000	1,815,904
4.55%, 05/17/2030	4,000,000	4,061,909
5.55%, 11/20/2030	6,095,000	6,458,036

		59,973,243

Banks-5.82%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	5,673,000	5,923,340
3.49%, 05/28/2030(b)	5,600,000	5,383,992
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	6,610,000	6,773,189
Citibank N.A., 4.91%, 05/29/2030	13,805,000	14,170,731
Citizens Financial Group, Inc., 3.25%, 04/30/2030	4,391,000	4,153,733
Huntington National Bank (The), 5.65%, 01/10/2030(b)	5,151,000	5,400,670
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	6,294,000	5,863,900
2.05%, 07/17/2030	6,839,000	6,157,614

	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	$7,457,000	$7,871,298
2.75%, 01/15/2030	6,876,000	6,438,118
5.24%, 04/15/2030	4,398,000	4,556,760
2.13%, 07/08/2030	8,285,000	7,483,767
5.85%, 07/13/2030(b)	3,588,000	3,825,125
2.14%, 09/23/2030	3,462,000	3,108,742
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	3,749,000	3,830,577
Truist Bank, 2.25%, 03/11/2030	7,195,000	6,560,314
Truist Financial Corp., 1.95%, 06/05/2030	4,289,000	3,858,954
U.S. Bancorp, 1.38%, 07/22/2030(b)	7,052,000	6,166,645

		107,527,469

Beverages-2.11%
Coca-Cola Co. (The), 1.65%, 06/01/2030(b)	8,241,000	7,398,891
Constellation Brands, Inc.
2.88%, 05/01/2030	3,512,000	3,286,808
4.80%, 05/01/2030(b)	997,000	1,012,755
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	5,905,000	5,372,931
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030	4,043,000	4,195,744
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	4,389,500	4,138,061
4.60%, 05/15/2030	2,733,000	2,734,663
PepsiCo, Inc.
4.60%, 02/07/2030(b)	5,450,000	5,580,393
1.63%, 05/01/2030	5,852,000	5,248,890

		38,969,136

Biotechnology-2.52%
AbbVie, Inc., 4.88%, 03/15/2030	5,486,000	5,653,400
Amgen, Inc.
2.45%, 02/21/2030	6,897,000	6,382,622
5.25%, 03/02/2030	15,024,000	15,567,081
Biogen, Inc., 2.25%, 05/01/2030	8,025,000	7,308,730
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	5,850,000	5,170,071
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	7,311,000	6,437,524

		46,519,428

Broadline Retail-0.81%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	11,049,000	9,872,256
eBay, Inc., 2.70%, 03/11/2030(b)	5,458,000	5,107,827

		14,980,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Building Products-0.59%
CRH SMW Finance DAC, 5.13%, 01/09/2030	$7,340,000	$7,555,433
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	3,662,000	3,245,719

		10,801,152

Capital Markets-4.15%
Ares Capital Corp., 5.50%, 09/01/2030(b)	4,080,000	4,133,989
Ares Strategic Income Fund, 5.60%, 02/15/2030	4,115,000	4,167,722
Blackstone Secured Lending Fund, 5.30%, 06/30/2030	2,727,000	2,752,502
Blue Owl Capital Corp., 6.20%, 07/15/2030	2,750,000	2,822,180
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	5,343,000	5,416,737
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	4,386,000	4,384,772
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,930,000	2,581,973
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,313,000	4,776,975
CME Group, Inc., 4.40%, 03/15/2030	3,980,000	4,022,388
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	4,970,000	4,366,700
FS KKR Capital Corp., 6.13%, 01/15/2030(b)	4,100,000	4,073,619
Golub Capital Private Credit Fund, 5.88%, 05/01/2030	2,667,000	2,706,659
Nomura Holdings, Inc. (Japan)
4.90%, 07/01/2030	3,980,000	4,038,639
2.68%, 07/16/2030	5,896,000	5,411,634
Northern Trust Corp., 1.95%, 05/01/2030(b)	5,745,000	5,226,715
S&P Global, Inc., 1.25%, 08/15/2030(b)	3,513,000	3,057,458
Sixth Street Lending Partners, 5.75%, 01/15/2030	3,390,000	3,443,335
State Street Corp.
4.73%, 02/28/2030	3,555,000	3,635,843
4.83%, 04/24/2030	5,468,000	5,617,312

		76,637,152

Chemicals-1.79%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	5,279,000	4,818,762
Celanese US Holdings LLC
6.50%, 04/15/2030(b)	3,818,000	3,855,565
7.05%, 11/15/2030	5,602,000	5,828,948
Dow Chemical Co. (The), 2.10%, 11/15/2030	4,800,000	4,241,855
EIDP, Inc., 2.30%, 07/15/2030(b)	2,930,000	2,692,406
Linde, Inc., 1.10%, 08/10/2030	4,093,000	3,553,776
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	2,824,000	2,526,972

	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	$2,927,000	$2,756,009
Sherwin-Williams Co. (The), 2.30%, 05/15/2030(b)	2,928,000	2,682,893

		32,957,186

Commercial Services & Supplies-0.98%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	3,515,000	3,576,234
Republic Services, Inc.
2.30%, 03/01/2030(b)	3,515,000	3,251,436
4.75%, 07/15/2030(b)	2,751,000	2,826,911
Waste Management, Inc.
4.63%, 02/15/2030	4,285,000	4,366,574
4.65%, 03/15/2030(b)	4,032,000	4,114,070

		18,135,225

Communications Equipment-0.72%
Cisco Systems, Inc., 4.75%, 02/24/2030(b)	5,471,000	5,626,065
Motorola Solutions, Inc.
4.85%, 08/15/2030(b)	2,860,000	2,914,536
2.30%, 11/15/2030	5,261,000	4,735,865

		13,276,466

Construction & Engineering-0.30%
Quanta Services, Inc., 2.90%, 10/01/2030(b)	5,850,000	5,454,333

Construction Materials-0.37%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	2,800,000	2,599,450
Vulcan Materials Co., 3.50%, 06/01/2030	4,385,000	4,231,733

		6,831,183

Consumer Finance-1.31%
General Motors Financial Co., Inc.
5.35%, 01/07/2030(b)	6,564,000	6,715,843
5.85%, 04/06/2030	5,775,000	6,040,236
3.60%, 06/21/2030	6,103,000	5,801,581
5.45%, 07/15/2030(b)	5,475,000	5,623,313

		24,180,973

Consumer Staples Distribution & Retail-1.28%
Costco Wholesale Corp., 1.60%, 04/20/2030	9,370,000	8,432,846
Kroger Co. (The), 2.20%, 05/01/2030	2,929,000	2,680,956
Sysco Corp., 5.10%, 09/23/2030	3,820,000	3,940,588
Walmart, Inc.
4.00%, 04/15/2030	2,950,000	2,974,879
4.35%, 04/28/2030(b)	5,494,000	5,579,145

		23,608,414

Containers & Packaging-0.70%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	2,923,000	2,688,655
Avery Dennison Corp., 2.65%, 04/30/2030	2,928,000	2,720,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Containers & Packaging-(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030	$4,096,000	$4,244,193
Sonoco Products Co., 3.13%, 05/01/2030(b)	3,516,000	3,311,316

		12,964,513

Distributors-0.14%
Genuine Parts Co., 1.88%, 11/01/2030	2,927,000	2,575,261

Diversified Consumer Services-0.13%
Yale University, Series 2020, 1.48%, 04/15/2030	2,755,000	2,458,428

Diversified REITs-0.32%
VICI Properties L.P., 4.95%, 02/15/2030	5,763,000	5,829,839

Diversified Telecommunication Services-0.78%
AT&T, Inc., 4.70%, 08/15/2030(b)	5,470,000	5,555,147
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	5,534,000	4,826,177
1.68%, 10/30/2030	4,483,000	3,935,335

		14,316,659

Electric Utilities-4.87%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030(b)	3,506,000	3,162,063
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	3,507,000	3,078,095
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	6,012,000	5,891,333
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	2,730,000	2,797,713
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,924,000	2,733,760
Duke Energy Corp., 2.45%, 06/01/2030	4,972,000	4,573,934
Duke Energy Florida LLC, 1.75%, 06/15/2030	2,923,000	2,612,985
Edison International, 6.25%, 03/15/2030(b)	2,461,000	2,561,795
Entergy Corp., 2.80%, 06/15/2030	3,516,000	3,276,650
Eversource Energy, Series R, 1.65%, 08/15/2030(b)	3,513,000	3,083,978
FirstEnergy Corp., 2.65%, 03/01/2030	3,514,000	3,261,704
Florida Power & Light Co., 4.63%, 05/15/2030	2,932,000	2,990,096
Georgia Power Co., 4.55%, 03/15/2030(b)	3,520,000	3,578,052
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	2,960,000	3,053,487
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	3,529,000	3,641,200
5.05%, 03/15/2030	5,460,000	5,622,980
2.25%, 06/01/2030	9,589,000	8,745,554
Pacific Gas and Electric Co., 4.55%, 07/01/2030	17,044,000	16,888,658
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	4,682,000	4,121,563
Southern California Edison Co., 5.25%, 03/15/2030	4,226,000	4,326,701

		90,002,301

	Principal Amount	Value
Electrical Equipment-0.65%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	$2,822,000	$2,524,811
Emerson Electric Co., 1.95%, 10/15/2030	2,930,000	2,644,919
Regal Rexnord Corp., 6.30%, 02/15/2030	6,450,000	6,836,814

		12,006,544

Electronic Equipment, Instruments & Components-0.52%
Jabil, Inc., 3.60%, 01/15/2030	2,930,000	2,816,105
Keysight Technologies, Inc., 5.35%, 07/30/2030	4,018,000	4,175,744
Teledyne FLIR LLC, 2.50%, 08/01/2030	2,843,000	2,599,713

		9,591,562

Energy Equipment & Services-0.58%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	2,936,000	2,961,021
Halliburton Co., 2.92%, 03/01/2030(b)	5,851,000	5,505,108
Schlumberger Investment S.A., 2.65%, 06/26/2030	2,508,000	2,331,322

		10,797,451

Financial Services-2.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	5,005,000	5,368,663
Block Financial LLC, 3.88%, 08/15/2030(b)	3,807,000	3,656,494
Fiserv, Inc.
4.75%, 03/15/2030(b)	4,970,000	5,044,303
2.65%, 06/01/2030	5,851,000	5,408,460
Global Payments, Inc., 2.90%, 05/15/2030	5,849,000	5,401,497
LPL Holdings, Inc.
5.20%, 03/15/2030	3,989,000	4,083,441
5.15%, 06/15/2030	2,622,000	2,680,061
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	5,600,000	5,143,016
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	4,047,000	4,136,154
3.00%, 05/22/2030(b)	4,385,000	4,163,425

		45,085,514

Food Products-2.04%
Conagra Brands, Inc., 5.00%, 08/01/2030(b)	2,739,000	2,763,297
General Mills, Inc., 4.88%, 01/30/2030	4,410,000	4,513,172
Hershey Co. (The), 4.75%, 02/24/2030	1,764,000	1,811,238
Hormel Foods Corp., 1.80%, 06/11/2030	5,864,000	5,254,609
Ingredion, Inc., 2.90%, 06/01/2030	3,508,000	3,284,720
JM Smucker Co. (The), 2.38%, 03/15/2030	2,928,000	2,697,131
Kellanova, 2.10%, 06/01/2030	2,932,000	2,661,276
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	4,330,000	4,202,700
McCormick & Co., Inc., 2.50%, 04/15/2030	2,930,000	2,705,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
2.75%, 04/13/2030(b)	$4,393,000	$4,115,001
4.50%, 05/06/2030	925,000	931,947
The Campbell’s Company, 2.38%, 04/24/2030(b)	2,923,000	2,670,967

		37,611,149

Gas Utilities-0.48%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	2,877,000	2,537,481
National Fuel Gas Co., 5.50%, 03/15/2030	2,710,000	2,801,977
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	3,806,000	3,550,593

		8,890,051

Ground Transportation-1.14%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030	2,932,000	2,669,581
4.80%, 03/30/2030(b)	3,257,000	3,337,366
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	4,064,000	4,160,689
Norfolk Southern Corp., 5.05%, 08/01/2030	3,520,000	3,646,149
Uber Technologies, Inc., 4.30%, 01/15/2030(b)	7,280,000	7,304,439

		21,118,224

Health Care Equipment & Supplies-2.37%
Abbott Laboratories, 1.40%, 06/30/2030	3,799,000	3,379,328
Becton, Dickinson and Co., 2.82%, 05/20/2030	4,386,000	4,104,312
Boston Scientific Corp., 2.65%, 06/01/2030(b)	7,038,000	6,572,720
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	4,387,000	4,031,076
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	6,838,000	7,264,080
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	5,850,000	5,220,012
Stryker Corp.
4.85%, 02/10/2030	4,690,000	4,813,964
1.95%, 06/15/2030	5,851,000	5,283,064
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030	2,970,000	3,057,802

		43,726,358

Health Care Providers & Services-5.29%
Cencora, Inc., 2.80%, 05/15/2030(b)	2,936,000	2,755,567
Centene Corp.
3.38%, 02/15/2030(b)	11,071,000	10,096,458
3.00%, 10/15/2030	12,201,000	10,789,982
Cigna Group (The), 2.40%, 03/15/2030	7,319,000	6,748,327
CommonSpirit Health, 2.78%, 10/01/2030(b)	3,224,000	2,986,266
CVS Health Corp.
5.13%, 02/21/2030(b)	8,180,000	8,383,482
1.75%, 08/21/2030(b)	7,358,000	6,432,405

	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
4.75%, 02/15/2030(b)	$4,277,000	$4,348,086
2.25%, 05/15/2030	6,351,000	5,794,063
HCA, Inc., 5.25%, 03/01/2030(b)	4,124,000	4,262,773
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	3,814,000	3,817,472
McKesson Corp., 4.65%, 05/30/2030	2,680,000	2,727,080
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,093,000	3,742,534
UnitedHealth Group, Inc.
4.80%, 01/15/2030	6,811,000	6,960,976
5.30%, 02/15/2030(b)	6,825,000	7,104,344
2.00%, 05/15/2030	7,233,000	6,548,037
Universal Health Services, Inc., 2.65%, 10/15/2030	4,683,000	4,204,440

		97,702,292

Health Care REITs-0.36%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	3,249,000	3,297,329
Welltower OP LLC, 4.50%, 07/01/2030(b)	3,355,000	3,387,448

		6,684,777

Hotel & Resort REITs-0.21%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	4,142,000	3,896,832

Hotels, Restaurants & Leisure-1.65%
Las Vegas Sands Corp., 6.00%, 06/14/2030	2,731,000	2,848,523
Marriott International, Inc.
4.80%, 03/15/2030	2,824,000	2,871,739
Series FF, 4.63%, 06/15/2030(b)	5,776,000	5,818,310
McDonald’s Corp.
2.13%, 03/01/2030(b)	4,390,000	4,021,459
4.60%, 05/15/2030	3,186,000	3,242,885
Starbucks Corp.
2.25%, 03/12/2030	4,385,000	4,032,797
4.80%, 05/15/2030	1,190,000	1,216,430
2.55%, 11/15/2030(b)	6,900,000	6,331,295

		30,383,438

Household Durables-0.79%
D.R. Horton, Inc., 4.85%, 10/15/2030(b)	2,740,000	2,799,804
Lennar Corp., 5.20%, 07/30/2030(b)	3,831,000	3,957,625
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	2,932,000	2,827,682
NVR, Inc., 3.00%, 05/15/2030	5,289,000	4,995,852

		14,580,963

Household Products-0.77%
Clorox Co. (The), 1.80%, 05/15/2030	2,930,000	2,618,378
Colgate-Palmolive Co., 4.20%, 05/01/2030	2,730,000	2,758,489
Procter & Gamble Co. (The)
4.05%, 05/01/2030	2,485,000	2,498,473
1.20%, 10/29/2030	7,355,000	6,421,924

		14,297,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Industrial Conglomerates-0.83%
3M Co., 4.80%, 03/15/2030	$2,372,000	$2,426,918
Eaton Capital Unlimited Co., 4.45%, 05/09/2030	1,594,000	1,610,492
Honeywell International, Inc.
4.70%, 02/01/2030	5,877,000	5,990,895
1.95%, 06/01/2030	5,863,000	5,304,199

		15,332,504

Insurance-3.19%
Alleghany Corp., 3.63%, 05/15/2030	2,773,000	2,705,946
Allstate Corp. (The), 1.45%, 12/15/2030	3,454,000	2,976,188
American International Group, Inc., 4.85%, 05/07/2030(b)	1,858,000	1,902,245
Aon Corp., 2.80%, 05/15/2030(b)	5,515,000	5,175,606
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	2,757,000	2,519,598
1.45%, 10/15/2030	4,140,000	3,658,412
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	3,603,000	3,688,520
Brown & Brown, Inc., 4.90%, 06/23/2030	3,500,000	3,545,553
CNA Financial Corp., 2.05%, 08/15/2030	2,755,000	2,452,093
Fidelity National Financial, Inc., 3.40%, 06/15/2030	3,754,000	3,566,642
Loews Corp., 3.20%, 05/15/2030	2,924,000	2,795,448
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	5,810,000	5,916,982
2.25%, 11/15/2030	4,286,000	3,890,334
Principal Financial Group, Inc., 2.13%, 06/15/2030	3,308,000	2,998,507
Prudential Financial, Inc., 2.10%, 03/10/2030	2,762,000	2,547,018
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	5,752,000	5,500,136
Reinsurance Group of America, Inc., 3.15%, 06/15/2030(b)	3,312,000	3,139,205

		58,978,433

Interactive Media & Services-1.16%
Alphabet, Inc.
4.00%, 05/15/2030(b)	4,125,000	4,152,603
1.10%, 08/15/2030	12,860,000	11,245,528
Meta Platforms, Inc., 4.80%, 05/15/2030	5,822,000	6,011,424

		21,409,555

IT Services-0.68%
International Business Machines Corp.
4.80%, 02/10/2030(b)	5,840,000	5,987,615
1.95%, 05/15/2030(b)	7,361,000	6,650,924

		12,638,539

Life Sciences Tools & Services-0.39%
Agilent Technologies, Inc., 2.10%, 06/04/2030	2,921,000	2,647,429
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	4,410,000	4,565,442

		7,212,871

	Principal Amount	Value
Machinery-1.94%
Cummins, Inc., 1.50%, 09/01/2030(b)	$4,987,000	$4,400,436
Flowserve Corp., 3.50%, 10/01/2030	2,927,000	2,787,784
IDEX Corp., 3.00%, 05/01/2030	2,928,000	2,756,098
John Deere Capital Corp.
2.45%, 01/09/2030(b)	3,221,000	3,013,140
4.70%, 06/10/2030	5,865,000	6,021,371
4.38%, 10/15/2030	2,000,000	2,016,957
Series I, 4.55%, 06/05/2030(b)	4,390,000	4,461,002
Otis Worldwide Corp., 2.57%, 02/15/2030	8,658,000	8,074,852
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	2,223,000	2,274,934

		35,806,574

Media-0.17%
Omnicom Group, Inc., 2.45%, 04/30/2030(b)	3,505,000	3,220,058

Metals & Mining-1.01%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,638,000	2,607,791
4.63%, 08/01/2030	3,473,000	3,483,273
Newmont Corp., 2.25%, 10/01/2030	2,328,000	2,115,970
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	2,730,000	2,614,681
Nucor Corp.
2.70%, 06/01/2030(b)	2,926,000	2,732,390
4.65%, 06/01/2030(b)	2,410,000	2,447,398
Reliance, Inc., 2.15%, 08/15/2030	2,924,000	2,622,430

		18,623,933

Mortgage REITs-0.15%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.50%, 08/01/2030	2,770,000	2,824,209

Multi-Utilities-1.41%
Consumers Energy Co., 4.70%, 01/15/2030	4,093,000	4,181,275
Dominion Energy, Inc., 5.00%, 06/15/2030	3,704,000	3,806,550
DTE Energy Co., 5.20%, 04/01/2030	6,075,000	6,264,881
NiSource, Inc., 3.60%, 05/01/2030	5,900,000	5,720,556
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	3,157,000	3,229,730
1.60%, 08/15/2030	3,216,000	2,810,631

		26,013,623

Office REITs-0.13%
Cousins Properties L.P., 5.25%, 07/15/2030	2,344,000	2,407,579

Oil, Gas & Consumable Fuels-10.19%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	5,850,000	5,200,117
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	2,928,000	2,731,997
Chevron Corp., 2.24%, 05/11/2030	8,801,000	8,118,447
Chevron USA, Inc., 4.69%, 04/15/2030	4,161,000	4,254,715
ConocoPhillips Co., 4.70%, 01/15/2030(b)	7,941,000	8,094,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Devon Energy Corp., 4.50%, 01/15/2030(b)	$3,256,000	$3,258,393
Diamondback Energy, Inc., 5.15%, 01/30/2030(b)	5,003,000	5,141,401
Enbridge, Inc. (Canada)
4.90%, 06/20/2030(b)	3,165,000	3,232,532
6.20%, 11/15/2030	4,388,000	4,731,187
Energy Transfer L.P.
5.20%, 04/01/2030(b)	2,189,000	2,252,326
6.40%, 12/01/2030	5,875,000	6,359,289
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	7,234,000	6,835,878
EOG Resources, Inc., 4.38%, 04/15/2030(b)	4,302,000	4,328,886
Equinor ASA (Norway), 2.38%, 05/22/2030	4,164,000	3,853,142
Expand Energy Corp., 5.38%, 03/15/2030	6,939,000	7,013,331
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	10,792,000	10,070,292
Kinder Morgan, Inc., 5.15%, 06/01/2030	5,907,000	6,076,511
Marathon Petroleum Corp., 5.15%, 03/01/2030	6,000,000	6,172,849
MPLX L.P., 2.65%, 08/15/2030	8,139,000	7,444,166
Occidental Petroleum Corp.
8.88%, 07/15/2030	5,865,000	6,753,448
6.63%, 09/01/2030	7,903,000	8,403,797
ONEOK, Inc.
3.10%, 03/15/2030(b)	4,564,000	4,300,436
3.25%, 06/01/2030	2,932,000	2,770,819
5.80%, 11/01/2030	2,926,000	3,082,016
Phillips 66, 2.15%, 12/15/2030	4,975,000	4,432,349
Pioneer Natural Resources Co., 1.90%, 08/15/2030	6,331,000	5,662,166
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	4,390,000	4,237,725
Shell Finance US, Inc., 2.75%, 04/06/2030(b)	7,973,000	7,547,881
Targa Resources Corp., 4.90%, 09/15/2030	3,677,000	3,734,821
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	5,579,000	5,686,771
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,095,000	3,897,350
Valero Energy Corp., 5.15%, 02/15/2030	3,830,000	3,947,328
Viper Energy Partners LLC, 4.90%, 08/01/2030	2,740,000	2,763,523
Western Midstream Operating L.P., 4.05%, 02/01/2030	6,217,000	6,046,550
Williams Cos., Inc. (The)
4.63%, 06/30/2030	4,038,000	4,060,910
3.50%, 11/15/2030	5,850,000	5,583,757

		188,081,524

Passenger Airlines-0.30%
Delta Air Lines, Inc., 5.25%, 07/10/2030	5,500,000	5,612,387

	Principal Amount	Value
Personal Care Products-0.68%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	$4,095,000	$3,807,108
Kenvue, Inc., 5.00%, 03/22/2030	5,900,000	6,103,973
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	2,928,000	2,582,179

		12,493,260

Pharmaceuticals-4.72%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	3,821,000	3,947,436
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	7,089,000	6,222,720
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	7,332,000	6,402,465
Eli Lilly and Co., 4.75%, 02/12/2030	6,542,000	6,727,729
GlaxoSmithKline Capital, Inc. (United Kingdom), 4.50%, 04/15/2030	4,694,000	4,753,047
Johnson & Johnson
4.70%, 03/01/2030(b)	5,489,000	5,655,477
1.30%, 09/01/2030(b)	9,614,000	8,479,996
Merck & Co., Inc.
4.30%, 05/17/2030(b)	4,416,000	4,458,158
1.45%, 06/24/2030	6,816,000	6,023,688
Pfizer, Inc., 1.70%, 05/28/2030(b)	5,849,000	5,238,188
Royalty Pharma PLC, 2.20%, 09/02/2030	5,845,000	5,241,630
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	13,652,000	12,394,479
Viatris, Inc., 2.70%, 06/22/2030	8,480,000	7,627,247
Zoetis, Inc., 2.00%, 05/15/2030(b)	4,388,000	3,978,075

		87,150,335

Professional Services-0.92%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	5,850,000	5,109,924
Equifax, Inc., 3.10%, 05/15/2030	3,515,000	3,323,363
Paychex, Inc., 5.10%, 04/15/2030	8,250,000	8,493,751

		16,927,038

Real Estate Management & Development-0.18%
CBRE Services, Inc., 4.80%, 06/15/2030	3,201,000	3,248,498

Residential REITs-0.40%
American Homes 4 Rent L.P., 4.95%, 06/15/2030	3,190,000	3,254,278
Camden Property Trust, 2.80%, 05/15/2030(b)	4,384,000	4,114,310

		7,368,588

Retail REITs-0.97%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,576,000	4,486,098
Kimco Realty OP LLC, 2.70%, 10/01/2030	2,759,000	2,547,907
Realty Income Corp., 4.85%, 03/15/2030(b)	3,540,000	3,633,304
Regency Centers L.P., 3.70%, 06/15/2030	3,414,000	3,329,907
Simon Property Group L.P., 2.65%, 07/15/2030	4,192,000	3,899,764

		17,896,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-3.66%
Analog Devices, Inc., 4.50%, 06/15/2030	$3,554,000	$3,602,959
Applied Materials, Inc., 1.75%, 06/01/2030	4,390,000	3,941,383
Broadcom, Inc.
4.35%, 02/15/2030	8,197,000	8,222,430
5.05%, 04/15/2030	4,679,000	4,825,605
4.60%, 07/15/2030	9,420,000	9,513,386
Intel Corp., 5.13%, 02/10/2030(b)	7,311,000	7,490,548
Lam Research Corp., 1.90%, 06/15/2030(b)	4,390,000	3,966,068
Marvell Technology, Inc., 4.75%, 07/15/2030	2,660,000	2,685,135
Microchip Technology, Inc., 5.05%, 02/15/2030(b)	5,602,000	5,717,595
QUALCOMM, Inc.
2.15%, 05/20/2030(b)	7,018,000	6,443,946
4.50%, 05/20/2030	1,763,000	1,793,122
Texas Instruments, Inc.
1.75%, 05/04/2030	4,392,000	3,957,172
4.50%, 05/23/2030	1,370,000	1,391,939
Xilinx, Inc., 2.38%, 06/01/2030	4,392,000	4,060,716

		67,612,004

Software-1.72%
Adobe, Inc., 4.95%, 01/17/2030(b)	3,865,000	4,016,068
Autodesk, Inc., 2.85%, 01/15/2030	2,930,000	2,766,909
Intuit, Inc., 1.65%, 07/15/2030(b)	2,929,000	2,606,205
Oracle Corp., 4.65%, 05/06/2030(b)	4,390,000	4,454,590
ServiceNow, Inc., 1.40%, 09/01/2030	8,767,000	7,688,430
Synopsys, Inc., 4.85%, 04/01/2030(b)	10,097,000	10,301,990

		31,834,192

Specialized REITs-1.44%
American Tower Corp.
2.90%, 01/15/2030	4,315,000	4,052,469
5.00%, 01/31/2030	3,505,000	3,588,811
4.90%, 03/15/2030	2,665,000	2,717,611
2.10%, 06/15/2030	4,314,000	3,882,406
1.88%, 10/15/2030	4,591,000	4,049,184
Extra Space Storage L.P., 5.50%, 07/01/2030(b)	4,310,000	4,504,932
Prologis L.P., 1.25%, 10/15/2030	4,419,000	3,827,495

		26,622,908

Specialty Retail-1.99%
AutoNation, Inc., 4.75%, 06/01/2030	2,930,000	2,942,135
AutoZone, Inc., 5.13%, 06/15/2030	2,730,000	2,819,111
Best Buy Co., Inc., 1.95%, 10/01/2030	3,808,000	3,383,955
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	4,099,000	4,092,169
5.00%, 04/01/2030	4,642,000	4,758,908
6.20%, 07/15/2030	4,382,000	4,713,060
Leidos, Inc., 4.38%, 05/15/2030	4,386,000	4,365,824
Lowe’s Cos., Inc., 1.70%, 10/15/2030	7,333,000	6,449,560
Tractor Supply Co., 1.75%, 11/01/2030	3,705,000	3,249,375

		36,774,097

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.56%
Apple, Inc.
4.15%, 05/10/2030(b)	$2,928,000	$2,967,819
1.65%, 05/11/2030(b)	9,669,000	8,720,755
4.20%, 05/12/2030	5,100,000	5,170,379
1.25%, 08/20/2030(b)	6,842,000	6,007,476
HP, Inc., 5.40%, 04/25/2030(b)	2,123,000	2,205,987
NetApp, Inc., 2.70%, 06/22/2030	4,096,000	3,776,213

		28,848,629

Textiles, Apparel & Luxury Goods-0.62%
PVH Corp., 5.50%, 06/13/2030	2,750,000	2,804,993
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	4,284,000	4,046,272
Tapestry, Inc., 5.10%, 03/11/2030	4,410,000	4,509,190

		11,360,455

Tobacco-2.09%
Altria Group, Inc., 3.40%, 05/06/2030	4,401,000	4,221,131
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	5,850,000	6,314,842
Philip Morris International, Inc.
5.13%, 02/15/2030	12,111,000	12,538,046
4.38%, 04/30/2030	4,035,000	4,059,164
2.10%, 05/01/2030	4,126,000	3,755,550
5.50%, 09/07/2030(b)	3,866,000	4,068,451
1.75%, 11/01/2030(b)	4,128,000	3,649,366

		38,606,550

Trading Companies & Distributors-0.57%
Air Lease Corp.
3.00%, 02/01/2030	3,800,000	3,592,451
3.13%, 12/01/2030	4,383,000	4,094,167
GATX Corp., 4.00%, 06/30/2030(b)	2,924,000	2,875,521

		10,562,139

Water Utilities-0.30%
American Water Capital Corp., 2.80%, 05/01/2030	2,917,000	2,740,760
Essential Utilities, Inc., 2.70%, 04/15/2030	2,930,000	2,722,003

		5,462,763

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,777,743,907)		1,817,037,431

	Shares
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $10,858,849)	10,858,849	10,858,849

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $1,788,602,756)		1,827,896,280

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.40%
Invesco Private Government Fund, 4.28%(c)(d)(e)	58,435,667	58,435,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

August 31, 2025

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(c)(d)(e)	152,101,855	$152,147,486

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $210,570,329)		210,583,153

TOTAL INVESTMENTS IN SECURITIES-110.39% (Cost $1,999,173,085)		2,038,479,433
OTHER ASSETS LESS LIABILITIES-(10.39)%		(191,847,275)

NET ASSETS-100.00%		$1,846,632,158

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$446,802	$79,219,946	$(68,807,899)	$-	$-	$10,858,849	$142,438

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	29,502,257	296,504,889	(267,571,479)	-	-	58,435,667	2,105,367	*

Invesco Private Prime Fund	77,390,647	700,626,569	(625,861,132)	6,977	(15,575)	152,147,486	5,656,054	*

Total	$107,339,706	$1,076,351,404	$(962,240,510)	$6,977	$(15,575)	$221,442,002	$7,903,859

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-2.81%
Boeing Co. (The)
3.63%, 02/01/2031	$6,171,000	$5,894,612
6.39%, 05/01/2031	4,405,000	4,786,665
General Dynamics Corp., 2.25%, 06/01/2031	2,215,000	2,000,090
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,207,000	2,261,526
L3Harris Technologies, Inc.
1.80%, 01/15/2031	2,861,000	2,505,359
5.25%, 06/01/2031	3,309,000	3,436,964
Lockheed Martin Corp., 4.70%, 12/15/2031	2,651,000	2,708,281
RTX Corp.
6.00%, 03/15/2031	4,417,000	4,772,356
1.90%, 09/01/2031	4,396,000	3,811,682
Textron, Inc., 2.45%, 03/15/2031	2,201,000	1,982,747

		34,160,282

Automobiles-4.05%
American Honda Finance Corp.
1.80%, 01/13/2031	2,434,000	2,125,396
5.05%, 07/10/2031	3,300,000	3,386,923
4.85%, 10/23/2031	3,083,000	3,125,515
Ford Motor Co., 7.45%, 07/16/2031	4,709,000	5,190,471
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	4,406,000	4,478,074
3.63%, 06/17/2031	4,405,000	3,967,862
6.05%, 11/05/2031	5,503,000	5,571,359
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	6,602,000	7,896,209
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	2,201,000	1,998,005
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,423,000	2,115,905
5.10%, 03/21/2031	3,964,000	4,111,976
1.90%, 09/12/2031	2,201,000	1,917,480
4.60%, 10/10/2031	3,300,000	3,333,002

		49,218,177

Banks-2.49%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	6,551,000	6,860,624
Bank of Montreal (Canada), 5.51%, 06/04/2031	3,524,000	3,708,222
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	4,402,000	3,895,851
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	6,609,000	5,897,336
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	2,200,000	1,920,120
5.42%, 07/09/2031	3,961,000	4,147,572
2.22%, 09/17/2031	4,405,000	3,889,125

		30,318,850

	Principal Amount	Value
Beverages-2.23%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	$3,310,000	$3,431,892
Coca-Cola Co. (The)
2.00%, 03/05/2031	3,307,000	2,969,790
1.38%, 03/15/2031	5,725,000	4,961,337
Constellation Brands, Inc., 2.25%, 08/01/2031	4,408,000	3,873,720
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	2,215,000	1,953,024
Series 10, 5.20%, 03/15/2031	2,194,000	2,244,588
PepsiCo, Inc.
1.40%, 02/25/2031(b)	3,303,000	2,862,010
1.95%, 10/21/2031	5,508,000	4,844,747

		27,141,108

Biotechnology-1.16%
AbbVie, Inc., 4.95%, 03/15/2031	8,805,000	9,094,223
Amgen, Inc., 2.30%, 02/25/2031	5,507,000	4,951,118

		14,045,341

Broadline Retail-1.22%
Amazon.com, Inc., 2.10%, 05/12/2031	13,209,000	11,851,479
eBay, Inc., 2.60%, 05/10/2031	3,303,000	3,002,742

		14,854,221

Building Products-0.60%
Carrier Global Corp., 2.70%, 02/15/2031	3,301,000	3,035,814
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	2,206,000	1,910,065
Masco Corp., 2.00%, 02/15/2031	2,644,000	2,314,424

		7,260,303

Capital Markets-3.47%
Ares Capital Corp., 3.20%, 11/15/2031	3,145,000	2,803,386
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	2,212,000	1,944,398
1.80%, 07/28/2031(b)	2,204,000	1,932,883
BlackRock, Inc., 1.90%, 01/28/2031	5,498,000	4,900,019
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	3,298,000	3,447,027
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	2,208,000	2,017,588
Charles Schwab Corp. (The)
1.65%, 03/11/2031	3,267,000	2,838,154
2.30%, 05/13/2031	3,362,000	3,023,412
1.95%, 12/01/2031	3,743,000	3,238,419
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	4,355,000	3,859,860
Moody’s Corp., 2.00%, 08/19/2031	2,646,000	2,325,836
Nasdaq, Inc., 1.65%, 01/15/2031	2,925,000	2,560,901
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	4,384,000	3,931,855
State Street Corp., 2.20%, 03/03/2031	3,748,000	3,343,910

		42,167,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

	Principal Amount	Value
Chemicals-0.41%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	$2,702,000	$2,769,848
Ecolab, Inc., 1.30%, 01/30/2031	2,610,000	2,245,253

		5,015,101

Commercial Services & Supplies-1.14%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	4,400,000	4,098,740
Republic Services, Inc., 1.45%, 02/15/2031	2,869,000	2,471,261
Waste Management, Inc.
1.50%, 03/15/2031	4,407,000	3,816,843
4.95%, 07/03/2031	3,301,000	3,417,056

		13,803,900

Communications Equipment-1.22%
Cisco Systems, Inc., 4.95%, 02/26/2031	11,014,000	11,405,622
Motorola Solutions, Inc., 2.75%, 05/24/2031	3,742,000	3,413,187

		14,818,809

Construction & Engineering-0.08%
Quanta Services, Inc., 4.50%, 01/15/2031	1,000,000	999,324

Construction Materials-0.53%
Eagle Materials, Inc., 2.50%, 07/01/2031	3,289,000	2,943,396
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	3,944,000	3,518,576

		6,461,972

Consumer Finance-2.67%
Ally Financial, Inc.
8.00%, 11/01/2031	8,790,000	10,064,665
8.00%, 11/01/2031	2,185,000	2,492,893
General Motors Financial Co., Inc.
2.35%, 01/08/2031	4,400,000	3,879,083
5.75%, 02/08/2031	4,406,000	4,574,013
2.70%, 06/10/2031	4,406,000	3,912,932
5.60%, 06/18/2031	4,404,000	4,550,715
Synchrony Financial, 2.88%, 10/28/2031	3,301,000	2,928,183

		32,402,484

Consumer Staples Distribution & Retail-1.06%
Dollar Tree, Inc., 2.65%, 12/01/2031	3,526,000	3,141,720
Kroger Co. (The), 1.70%, 01/15/2031	2,210,000	1,928,807
Walmart, Inc., 1.80%, 09/22/2031	8,806,000	7,772,654

		12,843,181

Containers & Packaging-0.57%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	3,525,000	3,193,158
Berry Global, Inc., 5.80%, 06/15/2031	3,526,000	3,735,713

		6,928,871

Diversified REITs-0.96%
American Assets Trust L.P., 3.38%, 02/01/2031	2,209,000	1,993,687
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,640,000	2,383,095
DOC DR LLC, 2.63%, 11/01/2031	2,202,000	1,964,671

	Principal Amount	Value
Diversified REITs-(continued)
VICI Properties L.P., 5.13%, 11/15/2031	$3,308,000	$3,350,993
W.P. Carey, Inc., 2.40%, 02/01/2031	2,206,000	1,967,131

		11,659,577

Diversified Telecommunication Services-3.99%
AT&T, Inc., 2.75%, 06/01/2031	13,214,000	12,092,672
Orange S.A. (France), 9.00%, 03/01/2031	10,834,000	13,217,472
Verizon Communications, Inc.
1.75%, 01/20/2031	9,796,000	8,548,263
2.55%, 03/21/2031	16,217,000	14,712,054

		48,570,461

Electric Utilities-5.05%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	2,215,000	2,018,695
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,639,000	2,366,080
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	2,198,000	1,904,781
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	3,966,000	3,596,521
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,427,000	2,218,470
Duke Energy Corp., 2.55%, 06/15/2031	4,401,000	3,962,959
Duke Energy Florida LLC, 2.40%, 12/15/2031	2,865,000	2,566,265
Duke Energy Progress LLC, 2.00%, 08/15/2031	2,867,000	2,521,254
Entergy Corp., 2.40%, 06/15/2031	2,864,000	2,557,046
Entergy Texas, Inc., 1.75%, 03/15/2031	2,643,000	2,308,684
Eversource Energy, 5.85%, 04/15/2031	3,086,000	3,267,789
Exelon Corp., 5.13%, 03/15/2031	2,200,000	2,272,739
Georgia Power Co., 4.85%, 03/15/2031	2,210,000	2,265,640
Pacific Gas and Electric Co., 2.50%, 02/01/2031	8,825,000	7,830,167
PacifiCorp, 5.30%, 02/15/2031	3,085,000	3,203,558
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,172,515	1,167,217
Progress Energy, Inc., 7.75%, 03/01/2031	2,859,000	3,314,726
Public Service Co. of Colorado, 1.88%, 06/15/2031	3,306,000	2,887,668
Southern California Edison Co., 5.45%, 06/01/2031	3,306,000	3,421,443
Virginia Electric & Power Co., 2.30%, 11/15/2031	2,199,000	1,944,472
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	3,710,000	3,784,464

		61,380,638

Electrical Equipment-0.32%
Emerson Electric Co., 2.20%, 12/21/2031	4,403,000	3,917,432

Electronic Equipment, Instruments & Components-0.97%
Amphenol Corp., 2.20%, 09/15/2031	3,307,000	2,927,728
Jabil, Inc., 3.00%, 01/15/2031	2,648,000	2,431,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Teledyne Technologies, Inc., 2.75%, 04/01/2031	$4,392,000	$4,025,438
Vontier Corp., 2.95%, 04/01/2031	2,637,000	2,397,599

		11,782,496

Energy Equipment & Services-0.17%
Helmerich & Payne, Inc., 2.90%, 09/29/2031(b)	2,418,000	2,108,668

Entertainment-1.08%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,302,000	2,902,995
Walt Disney Co. (The), 2.65%, 01/13/2031	11,017,000	10,245,146

		13,148,141

Financial Services-3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	3,290,000	3,398,061
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	4,464,000	4,726,623
Blackstone Private Credit Fund, 6.25%, 01/25/2031	2,181,000	2,277,285
Block, Inc., 3.50%, 06/01/2031	4,403,000	4,070,265
Blue Owl Finance LLC, 3.13%, 06/10/2031	3,075,000	2,789,561
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	3,607,000	3,202,286
Fiserv, Inc.
4.55%, 02/15/2031	2,660,000	2,660,547
5.35%, 03/15/2031	2,203,000	2,294,906
Global Payments, Inc., 2.90%, 11/15/2031	3,302,000	2,953,409
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,697,000	2,751,174
Mastercard, Inc.
1.90%, 03/15/2031	2,645,000	2,356,616
2.00%, 11/18/2031	3,308,000	2,910,133
ORIX Corp. (Japan), 2.25%, 03/09/2031	2,180,000	1,948,608
Visa, Inc., 1.10%, 02/15/2031	4,401,000	3,789,196

		42,128,670

Food Products-1.50%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	4,403,000	4,024,737
Flowers Foods, Inc., 2.40%, 03/15/2031	2,211,000	1,951,602
General Mills, Inc., 2.25%, 10/14/2031(b)	2,210,000	1,944,075
Kellanova, Series B, 7.45%, 04/01/2031	2,755,000	3,162,258
McCormick & Co., Inc., 1.85%, 02/15/2031	2,207,000	1,929,755
Mondelez International, Inc., 1.50%, 02/04/2031	2,202,000	1,904,065
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	3,505,000	3,377,859

		18,294,351

Gas Utilities-0.51%
Atmos Energy Corp., 1.50%, 01/15/2031	2,657,000	2,299,011

	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co., 2.95%, 03/01/2031	$2,208,000	$2,010,751
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	2,203,000	1,918,476

		6,228,238

Ground Transportation-0.94%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	6,203,000	5,498,595
Norfolk Southern Corp., 2.30%, 05/15/2031	2,204,000	1,985,239
Union Pacific Corp., 2.38%, 05/20/2031	4,383,000	3,984,693

		11,468,527

Health Care Equipment & Supplies-1.60%
Baxter International, Inc., 1.73%, 04/01/2031	2,861,000	2,449,515
Becton, Dickinson and Co., 1.96%, 02/11/2031	4,406,000	3,875,175
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,870,000	2,919,020
Solventum Corp., 5.45%, 03/13/2031	4,400,000	4,607,186
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	2,965,000	2,695,269
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	3,302,000	2,962,613

		19,508,778

Health Care Providers & Services-7.41%
Cencora, Inc., 2.70%, 03/15/2031	4,405,000	4,038,676
Centene Corp.
2.50%, 03/01/2031	9,687,000	8,260,421
2.63%, 08/01/2031	5,725,000	4,855,380
Cigna Group (The)
2.38%, 03/15/2031	6,616,000	5,934,627
5.13%, 05/15/2031(b)	3,304,000	3,423,149
CommonSpirit Health, 5.21%, 12/01/2031	3,410,000	3,527,350
CVS Health Corp.
5.25%, 01/30/2031	3,305,000	3,400,022
1.88%, 02/28/2031	5,505,500	4,768,470
5.55%, 06/01/2031	4,409,000	4,608,657
2.13%, 09/15/2031	4,400,000	3,800,244
Elevance Health, Inc.
2.55%, 03/15/2031	4,400,000	3,987,540
4.95%, 11/01/2031	3,302,000	3,361,766
HCA, Inc.
5.45%, 04/01/2031	7,710,000	8,005,106
2.38%, 07/15/2031	3,748,000	3,305,265
Humana, Inc., 5.38%, 04/15/2031	6,607,000	6,821,623
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	2,203,000	1,999,325
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,425,000	2,221,379
UnitedHealth Group, Inc.
4.65%, 01/15/2031	3,300,000	3,345,628
4.90%, 04/15/2031	4,406,000	4,508,242
2.30%, 05/15/2031	6,604,000	5,900,275

		90,073,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

	Principal Amount	Value
Health Care REITs-1.82%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	$3,299,000	$3,091,014
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	3,525,000	3,060,016
Healthpeak OP LLC, 2.88%, 01/15/2031	2,642,000	2,434,328
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	3,089,000	2,858,026
Sabra Health Care L.P., 3.20%, 12/01/2031	3,525,000	3,188,804
Ventas Realty L.P., 2.50%, 09/01/2031	2,208,000	1,967,378
Welltower OP LLC
2.75%, 01/15/2031	2,641,000	2,434,359
2.80%, 06/01/2031	3,307,000	3,036,274

		22,070,199

Hotels, Restaurants & Leisure-0.90%
Expedia Group, Inc., 2.95%, 03/15/2031	2,200,000	2,035,819
Marriott International, Inc.
4.50%, 10/15/2031	2,180,000	2,162,746
Series HH, 2.85%, 04/15/2031	4,841,000	4,446,129
Starbucks Corp., 4.90%, 02/15/2031(b)	2,205,000	2,270,578

		10,915,272

Household Products-0.52%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	2,641,000	2,350,854
Procter & Gamble Co. (The), 1.95%, 04/23/2031	4,406,000	3,960,054

		6,310,908

Independent Power and Renewable Electricity Producers-0.32%
AES Corp. (The), 2.45%, 01/15/2031(b)	4,390,000	3,934,863

Industrial Conglomerates-0.65%
Honeywell International, Inc.
1.75%, 09/01/2031	6,603,000	5,691,026
4.95%, 09/01/2031	2,199,000	2,268,853

		7,959,879

Insurance-1.94%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	2,201,000	1,969,835
Aon North America, Inc., 5.30%, 03/01/2031	2,860,000	2,984,357
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	2,211,000	2,072,601
Brown & Brown, Inc., 2.38%, 03/15/2031	3,088,000	2,745,645
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,647,000	2,334,544
First American Financial Corp., 2.40%, 08/15/2031	2,867,000	2,486,566
Lincoln National Corp., 3.40%, 01/15/2031	2,205,000	2,074,757
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	4,401,000	4,507,066
Primerica, Inc., 2.80%, 11/19/2031	2,643,000	2,387,029

		23,562,400

Interactive Media & Services-0.37%
Meta Platforms, Inc., 4.55%, 08/15/2031	4,400,000	4,487,152

	Principal Amount	Value
IT Services-0.46%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	$2,855,000	$2,590,395
VeriSign, Inc., 2.70%, 06/15/2031	3,306,000	2,981,933

		5,572,328

Leisure Products-0.17%
Brunswick Corp., 2.40%, 08/18/2031(b)	2,419,000	2,091,969

Life Sciences Tools & Services-0.98%
Agilent Technologies, Inc., 2.30%, 03/12/2031	3,740,000	3,359,279
Illumina, Inc., 2.55%, 03/23/2031	2,209,000	1,968,703
Revvity, Inc., 2.25%, 09/15/2031	2,208,000	1,910,963
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	5,285,000	4,664,060

		11,903,005

Machinery-2.30%
Caterpillar, Inc., 1.90%, 03/12/2031	2,205,000	1,967,096
Cummins, Inc., 4.70%, 02/15/2031	3,080,000	3,130,727
IDEX Corp., 2.63%, 06/15/2031	2,198,000	1,990,360
Ingersoll Rand, Inc., 5.31%, 06/15/2031	2,206,000	2,305,283
John Deere Capital Corp.
1.45%, 01/15/2031	2,647,000	2,310,077
4.90%, 03/07/2031	3,744,000	3,861,023
2.00%, 06/17/2031	2,642,000	2,344,067
4.40%, 09/08/2031	5,290,000	5,321,103
Otis Worldwide Corp., 5.13%, 11/19/2031	2,639,000	2,733,322
Xylem, Inc., 2.25%, 01/30/2031	2,209,000	1,985,976

		27,949,034

Media-2.42%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	7,043,000	6,339,272
Comcast Corp.
1.95%, 01/15/2031	6,605,000	5,854,412
1.50%, 02/15/2031(b)	7,705,000	6,646,189
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	2,190,000	1,961,538
Omnicom Group, Inc., 2.60%, 08/01/2031	3,520,000	3,170,607
Paramount Global, 4.95%, 01/15/2031	5,507,000	5,474,443

		29,446,461

Metals & Mining-0.17%
Steel Dynamics, Inc., 3.25%, 01/15/2031	2,176,000	2,048,118

Multi-Utilities-1.57%
Ameren Corp., 3.50%, 01/15/2031	3,524,000	3,369,399
CenterPoint Energy, Inc., 2.65%, 06/01/2031	2,207,000	2,002,662
Consumers Energy Co., 4.50%, 01/15/2031	2,204,000	2,226,412
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	3,766,000	3,321,071
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,644,000	2,427,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc., 1.70%, 02/15/2031	$3,300,000	$2,859,959
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	3,308,000	2,938,766

		19,145,573

Office REITs-0.42%
Boston Properties L.P., 3.25%, 01/30/2031	5,510,000	5,123,129

Oil, Gas & Consumable Fuels-6.38%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	2,202,000	2,054,337
Burlington Resources LLC, 7.20%, 08/15/2031	1,966,000	2,248,257
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	6,605,000	6,367,297
Devon Energy Corp., 7.88%, 09/30/2031	2,972,000	3,440,141
Diamondback Energy, Inc., 3.13%, 03/24/2031	3,259,000	3,019,598
Enterprise Products Operating LLC, 4.60%, 01/15/2031	3,310,000	3,341,289
Hess Corp., 7.30%, 08/15/2031	2,782,000	3,209,085
HF Sinclair Corp., 5.75%, 01/15/2031	2,860,000	2,954,922
Kinder Morgan, Inc.
2.00%, 02/15/2031(b)	3,303,000	2,914,326
7.80%, 08/01/2031	2,377,000	2,753,721
MPLX L.P., 4.80%, 02/15/2031	3,283,000	3,286,460
Occidental Petroleum Corp.
6.13%, 01/01/2031	5,032,000	5,262,768
7.50%, 05/01/2031	3,827,000	4,275,111
ONEOK, Inc.
6.35%, 01/15/2031	2,646,000	2,845,256
4.75%, 10/15/2031	5,502,000	5,505,036
Ovintiv, Inc., 7.38%, 11/01/2031	2,213,000	2,451,734
Phillips 66 Co., 5.25%, 06/15/2031	5,289,000	5,481,034
Pioneer Natural Resources Co., 2.15%, 01/15/2031	4,409,000	3,957,309
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	4,406,000	4,391,115
Valero Energy Corp., 2.80%, 12/01/2031	2,039,000	1,843,190
Williams Cos., Inc. (The), 2.60%, 03/15/2031	6,611,000	5,984,649

		77,586,635

Personal Care Products-0.46%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031(b)	2,649,000	2,337,417
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	3,740,000	3,266,115

		5,603,532

Pharmaceuticals-3.64%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	4,417,000	4,570,634
2.25%, 05/28/2031	3,306,000	2,989,778
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	4,370,000	4,676,177
5.10%, 02/22/2031	5,617,000	5,845,608
Eli Lilly and Co., 4.25%, 03/15/2031	3,290,000	3,298,541
Johnson & Johnson, 4.90%, 06/01/2031	5,064,000	5,290,134

	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 2.15%, 12/10/2031	$8,806,000	$7,755,836
Novartis Capital Corp., 4.00%, 09/18/2031	3,740,000	3,716,135
Pfizer, Inc., 1.75%, 08/18/2031(b)	4,400,000	3,842,502
Royalty Pharma PLC, 2.15%, 09/02/2031	2,647,000	2,306,358

		44,291,703

Professional Services-0.65%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	4,409,000	3,974,279
Equifax, Inc., 2.35%, 09/15/2031	4,409,000	3,890,125

		7,864,404

Real Estate Management & Development-0.16%
CBRE Services, Inc., 2.50%, 04/01/2031	2,209,000	1,986,766

Residential REITs-0.81%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	2,642,000	2,404,380
ERP Operating L.P., 1.85%, 08/01/2031	2,201,000	1,925,230
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	2,870,000	2,466,491
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,306,000	2,994,265

		9,790,366

Retail REITs-1.06%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	2,210,000	1,959,214
Kimco Realty OP LLC, 2.25%, 12/01/2031	2,203,000	1,938,095
NNN REIT, Inc., 4.60%, 02/15/2031	2,200,000	2,207,698
Realty Income Corp., 3.25%, 01/15/2031	4,188,000	3,960,997
Simon Property Group L.P., 2.20%, 02/01/2031	3,085,000	2,763,144

		12,829,148

Semiconductors & Semiconductor Equipment-2.81%
Analog Devices, Inc., 2.10%, 10/01/2031	4,403,000	3,893,267
Broadcom, Inc., 5.15%, 11/15/2031	6,603,000	6,829,402
Intel Corp.
5.00%, 02/21/2031	2,205,000	2,247,442
2.00%, 08/12/2031	5,493,000	4,762,833
Marvell Technology, Inc., 2.95%, 04/15/2031	3,307,000	3,042,416
Micron Technology, Inc., 5.30%, 01/15/2031	4,405,000	4,547,043
NVIDIA Corp., 2.00%, 06/15/2031	5,507,000	4,929,285
Skyworks Solutions, Inc., 3.00%, 06/01/2031	2,206,000	1,989,715
Texas Instruments, Inc., 1.90%, 09/15/2031(b)	2,208,000	1,945,160

		34,186,563

Software-3.64%
Accenture Capital, Inc., 4.25%, 10/04/2031	5,290,000	5,275,383
AppLovin Corp., 5.38%, 12/01/2031	4,406,000	4,541,680
Autodesk, Inc., 2.40%, 12/15/2031	4,402,000	3,876,248
Fortinet, Inc., 2.20%, 03/15/2031	2,195,000	1,956,850
Oracle Corp., 2.88%, 03/25/2031	14,311,000	13,126,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 1.75%, 02/15/2031	$4,409,000	$3,824,642
Salesforce, Inc., 1.95%, 07/15/2031	6,606,000	5,852,973
VMware LLC, 2.20%, 08/15/2031	6,608,000	5,799,410

		44,253,726

Specialized REITs-2.93%
American Tower Corp.
2.70%, 04/15/2031	3,081,000	2,796,073
2.30%, 09/15/2031	3,087,000	2,719,431
Crown Castle, Inc.
2.25%, 01/15/2031	4,846,000	4,294,365
2.10%, 04/01/2031	4,408,000	3,847,442
2.50%, 07/15/2031	3,304,000	2,930,417
Equinix, Inc., 2.50%, 05/15/2031	4,409,000	3,957,078
Extra Space Storage L.P.
5.90%, 01/15/2031	2,650,000	2,814,775
2.40%, 10/15/2031	2,636,000	2,317,257
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	3,086,000	2,939,851
Prologis L.P., 4.75%, 01/15/2031	2,214,000	2,260,219
Public Storage Operating Co.
2.30%, 05/01/2031	2,904,000	2,609,245
2.25%, 11/09/2031(b)	2,391,000	2,118,418

		35,604,571

Specialty Retail-2.56%
AutoZone, Inc., 1.65%, 01/15/2031	2,653,000	2,299,551
Home Depot, Inc. (The)
1.38%, 03/15/2031	5,505,000	4,731,953
4.85%, 06/25/2031	4,404,000	4,549,202
1.88%, 09/15/2031	4,407,000	3,841,006
Leidos, Inc., 2.30%, 02/15/2031	4,399,000	3,913,246
Lowe’s Cos., Inc., 2.63%, 04/01/2031	6,611,000	6,028,710
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	2,205,000	1,918,182
Ross Stores, Inc., 1.88%, 04/15/2031	2,210,000	1,922,483
TJX Cos., Inc. (The), 1.60%, 05/15/2031	2,200,000	1,925,465

		31,129,798

Technology Hardware, Storage & Peripherals-2.17%
Apple, Inc.
1.65%, 02/08/2031	12,114,000	10,707,079
1.70%, 08/05/2031	4,403,000	3,870,617
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	5,510,000	5,559,237
HP, Inc., 2.65%, 06/17/2031	4,403,000	3,957,578
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	2,198,000	2,242,922

		26,337,433

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Principal Amount	Value
Tobacco-1.48%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	$3,746,000	$3,964,018
2.73%, 03/25/2031	5,507,000	5,012,546
Philip Morris International, Inc.
5.13%, 02/13/2031	5,518,000	5,704,246
4.75%, 11/01/2031	3,306,000	3,355,385

		18,036,195

Trading Companies & Distributors-0.22%
Air Lease Corp., 5.20%, 07/15/2031	2,627,000	2,706,083

Water Utilities-0.18%
American Water Capital Corp., 2.30%, 06/01/2031	2,420,000	2,160,399

Wireless Telecommunication Services-1.17%
T-Mobile USA, Inc.
2.88%, 02/15/2031	4,401,000	4,043,077
3.50%, 04/15/2031	10,788,000	10,206,593

		14,249,670

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,175,210,996)		1,203,845,976

	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $671,730)	671,730	671,730

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $1,175,882,726)		1,204,517,706

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.22%
Invesco Private Government Fund, 4.28%(c)(d)(e)	4,130,631	4,130,631
Invesco Private Prime Fund, 4.46%(c)(d)(e)	10,737,158	10,740,379

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,870,537)		14,871,010

TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $1,190,753,263)		1,219,388,716
OTHER ASSETS LESS LIABILITIES-(0.28)%		(3,450,995)

NET ASSETS-100.00%		$1,215,937,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$45,840	$42,988,434	$(42,362,544)	$-	$-	$671,730	$87,463

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,527,136	51,058,489	(50,454,994)	-	-	4,130,631	170,426	*

Invesco Private Prime Fund	9,205,772	110,673,072	(109,137,597)	(58)	(810)	10,740,379	453,936	*

Total	$12,778,748	$204,719,995	$(201,955,135)	$(58)	$(810)	$15,542,740	$711,825

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.75%
Aerospace & Defense-1.25%
General Electric Co., 6.75%, 03/15/2032	$5,364,000	$6,073,409
Lockheed Martin Corp., 3.90%, 06/15/2032	3,244,000	3,149,793
RTX Corp., 2.38%, 03/15/2032	4,056,000	3,556,116

		12,779,318

Automobiles-2.93%
American Honda Finance Corp., 5.15%, 07/09/2032	3,024,000	3,082,266
Ford Motor Co.
3.25%, 02/12/2032	10,124,500	8,682,945
6.10%, 08/19/2032	7,078,000	7,154,344
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	3,024,000	3,109,408
General Motors Co., 5.60%, 10/15/2032	5,047,000	5,187,763
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	3,024,000	2,733,328

		29,950,054

Banks-4.09%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	3,446,000	3,030,365
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	4,067,000	3,831,589
Citigroup, Inc., 6.63%, 06/15/2032	4,067,000	4,486,238
Citizens Financial Group, Inc., 2.64%, 09/30/2032	2,506,000	2,118,751
KeyBank N.A., 4.90%, 08/08/2032	3,025,000	2,967,210
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	4,056,000	3,906,841
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	2,424,000	2,540,514
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	2,417,000	2,138,809
5.30%, 01/30/2032	3,035,000	3,157,571
3.20%, 03/10/2032	6,069,000	5,582,964
4.46%, 06/08/2032	8,062,000	7,983,585

		41,744,437

Beverages-1.39%
Constellation Brands, Inc., 4.75%, 05/09/2032	2,845,000	2,846,117
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	3,025,000	2,605,647
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	3,446,000	3,286,533
PepsiCo, Inc.
3.90%, 07/18/2032(b)	5,048,000	4,907,202
4.65%, 07/23/2032	500,000	505,937

		14,151,436

Biotechnology-0.71%
Amgen, Inc.
2.00%, 01/15/2032	4,013,000	3,450,612
3.35%, 02/22/2032	4,056,000	3,784,021

		7,234,633

	Principal Amount	Value
Broadline Retail-1.87%
Amazon.com, Inc.
3.60%, 04/13/2032	$10,126,000	$9,751,376
4.70%, 12/01/2032	9,103,000	9,309,677

		19,061,053

Building Products-0.18%
Carlisle Cos., Inc., 2.20%, 03/01/2032	2,204,000	1,886,450

Capital Markets-4.65%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	2,013,000	2,012,616
Ares Capital Corp., 5.80%, 03/08/2032	4,067,000	4,137,355
Ares Strategic Income Fund, 6.20%, 03/21/2032	3,005,000	3,092,746
BlackRock, Inc., 2.10%, 02/25/2032	4,023,000	3,509,114
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	2,403,000	2,081,672
Charles Schwab Corp. (The), 2.90%, 03/03/2032	4,037,000	3,661,968
CME Group, Inc., 2.65%, 03/15/2032	3,045,000	2,747,214
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	3,003,000	3,433,567
FactSet Research Systems, Inc., 3.45%, 03/01/2032	2,013,000	1,854,801
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	2,013,000	1,736,734
Moody’s Corp., 4.25%, 08/08/2032	2,014,000	1,983,141
Morgan Stanley, 7.25%, 04/01/2032	3,954,000	4,557,359
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	3,034,000	2,730,040
Northern Trust Corp., 6.13%, 11/02/2032	4,056,000	4,418,690
S&P Global, Inc., 2.90%, 03/01/2032	6,036,000	5,517,285

		47,474,302

Chemicals-1.68%
Air Products and Chemicals, Inc., 4.90%, 10/11/2032	2,024,000	2,066,500
Albemarle Corp., 5.05%, 06/01/2032(b)	2,424,000	2,374,350
Celanese US Holdings LLC, 6.88%, 07/15/2032(b)	4,032,000	4,167,645
Ecolab, Inc., 2.13%, 02/01/2032	2,616,000	2,277,419
EIDP, Inc., 5.13%, 05/15/2032	2,014,000	2,067,870
Nutrien Ltd. (Canada), 5.25%, 03/12/2032	2,424,000	2,492,634
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	2,024,000	1,752,880

		17,199,298

Commercial Services & Supplies-1.66%
Cintas Corp. No. 2, 4.00%, 05/01/2032	3,224,000	3,138,263
Republic Services, Inc., 1.75%, 02/15/2032	3,025,000	2,573,238
Waste Connections, Inc.
2.20%, 01/15/2032	2,643,000	2,309,275
3.20%, 06/01/2032	2,013,000	1,857,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
4.80%, 03/15/2032	$3,025,000	$3,087,665
4.15%, 04/15/2032	4,056,000	3,991,994

		16,957,732

Communications Equipment-0.86%
Cisco Systems, Inc., 4.95%, 02/24/2032	4,056,000	4,191,329
Motorola Solutions, Inc.
5.60%, 06/01/2032	2,424,000	2,533,887
5.20%, 08/15/2032	2,014,000	2,065,624

		8,790,840

Construction & Engineering-0.17%
Quanta Services, Inc., 2.35%, 01/15/2032	2,016,000	1,748,979

Consumer Finance-1.07%
Capital One Financial Corp., 6.70%, 11/29/2032	3,035,000	3,341,681
General Motors Financial Co., Inc.
3.10%, 01/12/2032	5,048,000	4,490,537
5.63%, 04/04/2032(b)	3,034,000	3,106,512

		10,938,730

Consumer Staples Distribution & Retail-1.51%
Costco Wholesale Corp., 1.75%, 04/20/2032	4,036,000	3,468,623
Dollar General Corp., 5.00%, 11/01/2032(b)	2,834,000	2,859,488
Target Corp., 4.50%, 09/15/2032(b)	4,046,000	4,049,884
Walmart, Inc., 4.15%, 09/09/2032	5,047,000	5,009,706

		15,387,701

Containers & Packaging-0.54%
Avery Dennison Corp., 2.25%, 02/15/2032	2,023,000	1,737,314
Sonoco Products Co., 2.85%, 02/01/2032(b)	2,024,000	1,804,926
WRKCo, Inc., 4.20%, 06/01/2032	2,023,000	1,952,429

		5,494,669

Distributors-0.17%
Genuine Parts Co., 2.75%, 02/01/2032	2,014,000	1,780,539

Diversified REITs-0.77%
CubeSmart L.P., 2.50%, 02/15/2032	2,006,000	1,749,569
VICI Properties L.P., 5.13%, 05/15/2032	6,070,000	6,093,739

		7,843,308

Diversified Telecommunication Services-3.07%
AT&T, Inc., 2.25%, 02/01/2032	10,125,000	8,771,873
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,671,000	1,428,523
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	2,023,000	2,538,856
TELUS Corp. (Canada), 3.40%, 05/13/2032	3,635,000	3,333,450
Verizon Communications, Inc., 2.36%, 03/15/2032	17,634,000	15,314,104

		31,386,806

Electric Utilities-7.61%
AEP Texas, Inc., 4.70%, 05/15/2032	2,014,000	2,000,834

	Principal Amount	Value
Electric Utilities-(continued)
Alabama Power Co., 3.05%, 03/15/2032	$2,804,000	$2,573,727
American Electric Power Co., Inc., 5.95%, 11/01/2032	2,004,000	2,140,470
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	2,014,000	1,989,255
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	2,004,000	1,982,703
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	2,017,000	1,827,635
Duke Energy Corp., 4.50%, 08/15/2032	4,636,000	4,578,059
Duke Energy Progress LLC, 3.40%, 04/01/2032	2,024,000	1,904,161
Edison International, 5.25%, 03/15/2032(b)	2,224,000	2,189,223
Entergy Louisiana LLC, 2.35%, 06/15/2032	2,014,000	1,756,781
Eversource Energy, 3.38%, 03/01/2032	2,584,000	2,370,132
Exelon Corp., 3.35%, 03/15/2032	2,315,000	2,150,896
Florida Power & Light Co., 2.45%, 02/03/2032	6,070,000	5,416,238
Georgia Power Co., 4.70%, 05/15/2032	2,824,000	2,837,410
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	2,014,000	1,811,607
4.02%, 11/01/2032	2,415,000	2,322,534
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	3,801,000	3,334,972
5.30%, 03/15/2032	3,044,000	3,149,714
5.00%, 07/15/2032	4,042,000	4,111,231
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	2,820,000	2,803,396
Pacific Gas and Electric Co., 5.90%, 06/15/2032	2,430,000	2,529,272
Public Service Electric and Gas Co., 3.10%, 03/15/2032	2,023,000	1,860,543
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	2,024,000	1,841,033
Southern California Edison Co.
2.75%, 02/01/2032	2,018,000	1,774,011
5.95%, 11/01/2032	3,050,000	3,210,566
Southern Co. (The), 5.70%, 10/15/2032	2,004,000	2,114,124
Union Electric Co., 2.15%, 03/15/2032	2,113,000	1,830,985
Virginia Electric & Power Co., 2.40%, 03/30/2032	2,444,000	2,148,503
Wisconsin Electric Power Co., 4.75%, 09/30/2032	2,004,000	2,045,460
Wisconsin Power and Light Co., 3.95%, 09/01/2032	2,417,000	2,316,186
Xcel Energy, Inc., 4.60%, 06/01/2032	2,829,000	2,787,840

		77,709,501

Electrical Equipment-0.24%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,404,000	2,492,594

Electronic Equipment, Instruments & Components-0.59%
Arrow Electronics, Inc., 2.95%, 02/15/2032	2,016,000	1,781,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Flex Ltd., 5.25%, 01/15/2032	$2,016,000	$2,058,416
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	2,423,000	2,155,473

		5,995,046

Entertainment-0.41%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	2,013,000	1,916,129
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	2,013,000	2,296,883

		4,213,012

Financial Services-5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	16,231,000	14,866,763
Blackstone Private Credit Fund, 6.00%, 01/29/2032	4,056,000	4,166,086
Block, Inc., 6.50%, 05/15/2032	8,065,000	8,361,420
Corebridge Financial, Inc., 3.90%, 04/05/2032	6,049,000	5,725,702
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	3,024,000	3,089,327
Global Payments, Inc., 5.40%, 08/15/2032	3,025,000	3,080,566
Mastercard, Inc.
4.35%, 01/15/2032	4,667,000	4,671,926
4.95%, 03/15/2032	2,013,000	2,088,514
ORIX Corp. (Japan)
4.00%, 04/13/2032	2,003,000	1,928,173
5.20%, 09/13/2032	2,003,000	2,064,597
PayPal Holdings, Inc., 4.40%, 06/01/2032	4,067,000	4,044,260
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	2,014,000	2,037,621

		56,124,955

Food Products-1.48%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,014,000	2,744,751
Hershey Co. (The), 4.95%, 02/24/2032	2,017,000	2,075,744
Kraft Heinz Foods Co. (The), 5.20%, 03/15/2032	2,013,000	2,057,387
Mondelez International, Inc.
3.00%, 03/17/2032	3,045,000	2,778,087
1.88%, 10/15/2032(b)	2,534,000	2,144,030
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	3,604,000	3,258,877

		15,058,876

Gas Utilities-0.62%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	2,014,000	1,975,893
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	2,013,000	2,053,468
Southwest Gas Corp., 4.05%, 03/15/2032	2,423,000	2,317,241

		6,346,602

Ground Transportation-1.34%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	3,235,000	3,094,407

	Principal Amount	Value
Ground Transportation-(continued)
CSX Corp., 4.10%, 11/15/2032	$3,856,000	$3,754,195
Norfolk Southern Corp., 3.00%, 03/15/2032	2,444,000	2,225,935
Union Pacific Corp., 2.80%, 02/14/2032	5,048,000	4,581,775

		13,656,312

Health Care Equipment & Supplies-1.46%
Baxter International, Inc., 2.54%, 02/01/2032	6,229,000	5,420,906
Becton, Dickinson and Co., 4.30%, 08/22/2032	2,024,000	1,975,104
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	7,070,000	7,557,572

		14,953,582

Health Care Providers & Services-3.65%
Elevance Health, Inc.
4.10%, 05/15/2032	2,424,000	2,334,382
5.50%, 10/15/2032	2,633,000	2,741,617
HCA, Inc.
5.50%, 03/01/2032	3,024,000	3,135,327
3.63%, 03/15/2032	8,082,000	7,518,784
Humana, Inc., 2.15%, 02/03/2032	3,035,000	2,574,610
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	2,024,000	2,008,077
McKesson Corp., 4.95%, 05/30/2032	2,624,000	2,677,112
Sutter Health, Series 2025, 5.21%, 08/15/2032	2,046,000	2,119,462
UnitedHealth Group, Inc.
4.95%, 01/15/2032	6,070,000	6,196,126
4.20%, 05/15/2032	6,070,000	5,921,282

		37,226,779

Health Care REITs-0.88%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	3,615,000	3,029,551
Ventas Realty L.P., 5.10%, 07/15/2032	2,004,000	2,051,790
Welltower OP LLC
2.75%, 01/15/2032	2,013,000	1,812,340
3.85%, 06/15/2032	2,223,000	2,124,398

		9,018,079

Hotel & Resort REITs-0.20%
Host Hotels & Resorts L.P., 5.70%, 06/15/2032	2,014,000	2,069,638

Hotels, Restaurants & Leisure-1.44%
Hyatt Hotels Corp., 5.75%, 03/30/2032	2,024,000	2,097,808
Marriott International, Inc. 5.10%, 04/15/2032	2,023,000	2,065,033
Series GG, 3.50%, 10/15/2032	4,067,000	3,730,848
McDonald’s Corp., 4.60%, 09/09/2032	3,024,000	3,056,962
Starbucks Corp., 3.00%, 02/14/2032	4,046,000	3,701,842

		14,652,493

Household Products-0.93%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	2,014,000	2,131,703
Clorox Co. (The), 4.60%, 05/01/2032	2,414,000	2,423,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Principal Amount	Value
Household Products-(continued)
Colgate-Palmolive Co., 3.25%, 08/15/2032	$2,007,000	$1,876,233
Procter & Gamble Co. (The), 2.30%, 02/01/2032	3,446,000	3,114,052

		9,545,150

Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The), 5.80%, 03/15/2032	3,240,000	3,335,289

Industrial Conglomerates-0.72%
Eaton Corp., 4.00%, 11/02/2032	2,834,000	2,752,884
GE Capital Funding LLC, 4.55%, 05/15/2032	1,912,000	1,922,532
Honeywell International, Inc., 4.75%, 02/01/2032	2,633,000	2,674,837

		7,350,253

Insurance-2.44%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	2,023,000	2,071,912
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	2,004,000	2,041,925
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	4,036,000	3,752,313
Brown & Brown, Inc.
4.20%, 03/17/2032	2,424,000	2,324,425
5.25%, 06/23/2032	2,022,000	2,068,567
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	2,970,000	3,066,185
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	3,025,000	2,892,490
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	2,023,000	2,166,369
MetLife, Inc., 6.50%, 12/15/2032	2,403,000	2,701,729
Progressive Corp. (The), 3.00%, 03/15/2032	2,004,000	1,843,210

		24,929,125

Interactive Media & Services-1.14%
Meta Platforms, Inc., 3.85%, 08/15/2032	12,054,000	11,654,228

IT Services-1.28%
International Business Machines Corp.
2.72%, 02/09/2032	2,023,000	1,820,260
5.00%, 02/10/2032	3,446,000	3,534,814
4.40%, 07/27/2032	3,024,000	3,006,237
5.88%, 11/29/2032	2,423,000	2,607,967
VeriSign, Inc., 5.25%, 06/01/2032	2,014,000	2,054,830

		13,024,108

Life Sciences Tools & Services-0.54%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	3,234,000	3,016,636
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	2,423,000	2,489,233

		5,505,869

Machinery-0.78%
Flowserve Corp., 2.80%, 01/15/2032	2,014,000	1,766,989

	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
3.90%, 06/07/2032	$2,014,000	$1,954,121
4.35%, 09/15/2032	2,433,000	2,409,040
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	2,012,000	1,804,241

		7,934,391

Media-1.39%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	4,067,000	3,447,129
Comcast Corp.
4.95%, 05/15/2032	2,633,000	2,689,106
5.50%, 11/15/2032	4,056,000	4,277,204
Paramount Global, 4.20%, 05/19/2032	4,036,000	3,769,356

		14,182,795

Metals & Mining-0.92%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	4,046,000	4,482,790
Newmont Corp., 2.60%, 07/15/2032(b)	3,186,000	2,850,002
Nucor Corp., 3.13%, 04/01/2032	2,214,000	2,026,693

		9,359,485

Multi-Utilities-0.72%
Ameren Illinois Co., 3.85%, 09/01/2032	2,014,000	1,919,150
Dominion Energy, Inc., 5.38%, 11/15/2032	3,446,000	3,559,097
DTE Electric Co., Series A, 3.00%, 03/01/2032	2,013,000	1,855,453

		7,333,700

Office REITs-0.29%
Boston Properties L.P., 2.55%, 04/01/2032	3,416,000	2,934,354

Oil, Gas & Consumable Fuels-6.07%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,023,000	1,855,203
BP Capital Markets America, Inc., 2.72%, 01/12/2032	8,082,000	7,289,573
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	2,003,000	1,759,278
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	4,829,000	4,374,164
Chevron USA, Inc., 4.82%, 04/15/2032	2,634,000	2,699,260
ConocoPhillips, 5.90%, 10/15/2032	2,031,000	2,205,572
ConocoPhillips Co., 4.85%, 01/15/2032	2,634,000	2,680,680
EOG Resources, Inc., 5.00%, 07/15/2032	5,048,000	5,142,387
Expand Energy Corp., 4.75%, 02/01/2032	4,637,000	4,516,246
Kinder Morgan, Inc., 7.75%, 01/15/2032	4,027,000	4,664,106
MPLX L.P., 4.95%, 09/01/2032	4,036,000	4,014,149
Occidental Petroleum Corp., 5.38%, 01/01/2032	4,037,000	4,063,204
ONEOK, Inc., 6.10%, 11/15/2032	3,024,000	3,211,676
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	2,024,000	2,263,860
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	4,046,000	3,806,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 7.50%, 04/15/2032	$2,929,000	$3,379,567
Williams Cos., Inc. (The), 4.65%, 08/15/2032	4,056,000	4,007,098

		61,932,088

Personal Care Products-0.74%
Kenvue, Inc., 4.85%, 05/22/2032	3,034,000	3,091,185
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	4,066,000	4,429,868

		7,521,053

Pharmaceuticals-2.92%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	7,091,000	6,471,826
Eli Lilly and Co.
4.90%, 02/12/2032	4,036,000	4,169,280
4.55%, 10/15/2032	3,100,000	3,116,559
Haleon US Capital LLC, 3.63%, 03/24/2032	8,035,000	7,580,233
Johnson & Johnson, 4.85%, 03/01/2032	5,048,000	5,233,034
Zoetis, Inc., 5.60%, 11/16/2032	3,024,000	3,200,627

		29,771,559

Professional Services-1.02%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	4,067,000	4,155,662
Paychex, Inc., 5.35%, 04/15/2032	6,070,000	6,281,692

		10,437,354

Residential REITs-1.35%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	2,424,000	2,256,502
AvalonBay Communities, Inc., 2.05%, 01/15/2032	2,845,000	2,472,436
ERP Operating L.P., 4.95%, 06/15/2032	2,016,000	2,060,191
Essex Portfolio L.P., 2.65%, 03/15/2032	2,624,000	2,320,925
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	2,434,000	2,329,863
Sun Communities Operating L.P., 4.20%, 04/15/2032	2,404,000	2,313,840

		13,753,757

Retail REITs-1.26%
Kimco Realty OP LLC, 3.20%, 04/01/2032	2,417,000	2,212,320
Realty Income Corp.
5.63%, 10/13/2032	3,025,000	3,184,505
2.85%, 12/15/2032	2,821,000	2,510,213
Simon Property Group L.P.
2.25%, 01/15/2032	2,805,000	2,449,316
2.65%, 02/01/2032	2,824,000	2,519,208

		12,875,562

Semiconductors & Semiconductor Equipment-4.77%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	2,014,000	1,959,041
Broadcom, Inc.
4.55%, 02/15/2032	3,525,000	3,510,626
5.20%, 04/15/2032	4,436,000	4,580,640
4.90%, 07/15/2032	7,090,000	7,179,875
4.30%, 11/15/2032	8,060,000	7,858,244

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
4.15%, 08/05/2032	$5,037,000	$4,795,639
4.00%, 12/15/2032	3,024,000	2,844,629
KLA Corp., 4.65%, 07/15/2032	4,037,000	4,075,270
Micron Technology, Inc.
2.70%, 04/15/2032	4,033,000	3,551,048
5.65%, 11/01/2032	2,024,000	2,117,120
QUALCOMM, Inc.
1.65%, 05/20/2032	4,984,000	4,194,543
4.25%, 05/20/2032	2,013,000	2,002,759

		48,669,434

Software-2.75%
Oracle Corp.
5.25%, 02/03/2032	5,037,000	5,180,428
6.25%, 11/09/2032	9,134,000	9,874,225
Roper Technologies, Inc., 4.75%, 02/15/2032	2,004,000	2,019,182
Synopsys, Inc., 5.00%, 04/01/2032	6,069,000	6,194,239
Workday, Inc., 3.80%, 04/01/2032	5,038,000	4,777,119

		28,045,193

Specialized REITs-1.65%
American Tower Corp., 4.05%, 03/15/2032	2,623,000	2,528,721
Equinix, Inc., 3.90%, 04/15/2032	4,837,000	4,607,002
Extra Space Storage L.P., 2.35%, 03/15/2032	2,452,000	2,104,630
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	3,230,000	2,884,741
Prologis L.P., 2.25%, 01/15/2032	1,954,000	1,712,481
Weyerhaeuser Co., 7.38%, 03/15/2032	2,637,000	3,010,034

		16,847,609

Specialty Retail-3.31%
AutoNation, Inc., 3.85%, 03/01/2032	2,824,000	2,630,668
AutoZone, Inc., 4.75%, 08/01/2032	3,035,000	3,041,605
Dell International LLC/EMC Corp., 5.30%, 04/01/2032	4,067,000	4,192,627
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	3,035,000	2,760,025
Home Depot, Inc. (The)
3.25%, 04/15/2032	5,067,000	4,720,986
4.50%, 09/15/2032	5,068,000	5,120,056
Leidos, Inc., 5.40%, 03/15/2032	2,014,000	2,081,806
Lowe’s Cos., Inc., 3.75%, 04/01/2032	6,090,000	5,785,982
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	3,435,000	3,441,483

		33,775,238

Technology Hardware, Storage & Peripherals-1.66%
Apple, Inc.
4.50%, 05/12/2032	4,056,000	4,136,111
3.35%, 08/08/2032	6,085,000	5,773,044
HP, Inc., 4.20%, 04/15/2032	2,719,000	2,622,755
NetApp, Inc., 5.50%, 03/17/2032	2,524,000	2,614,543
Western Digital Corp., 3.10%, 02/01/2032	2,016,000	1,797,636

		16,944,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.38%
Ralph Lauren Corp., 5.00%, 06/15/2032	$2,014,000	$2,056,493
Tapestry, Inc., 3.05%, 03/15/2032	2,014,000	1,804,583

		3,861,076

Tobacco-2.27%
Altria Group, Inc., 2.45%, 02/04/2032	7,060,000	6,150,304
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	3,665,000	3,658,834
5.35%, 08/15/2032	4,037,000	4,158,090
7.75%, 10/19/2032	2,423,000	2,808,940
Philip Morris International, Inc., 5.75%, 11/17/2032	6,040,000	6,398,412

		23,174,580

Trading Companies & Distributors-0.27%
Air Lease Corp., 2.88%, 01/15/2032	3,035,000	2,720,524

Water Utilities-0.32%
American Water Capital Corp., 4.45%, 06/01/2032	3,244,000	3,228,719

Wireless Telecommunication Services-2.54%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	7,888,000	7,404,465
Sprint Capital Corp., 8.75%, 03/15/2032	8,075,000	9,795,628
T-Mobile USA, Inc.
2.70%, 03/15/2032	4,046,000	3,586,080
5.13%, 05/15/2032	5,048,000	5,173,838

		25,960,011

Total U.S. Dollar Denominated Bonds & Notes (Cost $982,586,847)		1,007,934,347

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $516,420)	516,420	$516,420

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.80% (Cost $983,103,267)		1,008,450,767

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.42%
Invesco Private Government Fund, 4.28%(c)(d)(e)	6,856,492	6,856,492
Invesco Private Prime Fund, 4.46%(c)(d)(e)	17,868,165	17,873,525

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,729,647)		24,730,017

TOTAL INVESTMENTS IN SECURITIES-101.22% (Cost $1,007,832,914)		1,033,180,784
OTHER ASSETS LESS LIABILITIES-(1.22)%		(12,413,179)

NET ASSETS-100.00%		$1,020,767,605

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$52,309	$47,756,669	$(47,292,558)	$-	$-	$516,420	$65,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$6,907,673	$105,923,439	$(105,974,620)	$-	$-	$6,856,492	$358,737	*

Invesco Private Prime Fund	13,011,726	195,700,721	(190,835,901)	(401)	(2,620)	17,873,525	949,647	*

Total	$19,971,708	$349,380,829	$(344,103,079)	$(401)	$(2,620)	$25,246,437	$1,373,546

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.58%
Aerospace & Defense-2.42%
HEICO Corp., 5.35%, 08/01/2033	$1,778,000	$1,829,097
L3Harris Technologies, Inc., 5.40%, 07/31/2033	4,460,000	4,609,210
Lockheed Martin Corp., 5.25%, 01/15/2033	2,967,000	3,093,318
Northrop Grumman Corp., 4.70%, 03/15/2033	2,971,000	2,974,370
RTX Corp., 5.15%, 02/27/2033	3,711,000	3,813,801

		16,319,796

Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	2,675,000	2,733,929

Automobile Components-0.23%
Magna International, Inc. (Canada), 5.50%, 03/21/2033(b)	1,486,000	1,533,138

Automobiles-1.02%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	3,715,000	3,885,983
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,482,000	1,533,659
Toyota Motor Credit Corp., 4.70%, 01/12/2033	1,474,000	1,483,142

		6,902,784

Banks-5.71%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	5,952,000	6,561,623
6.94%, 11/07/2033	4,391,000	4,985,856
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	3,264,000	3,524,969
Citigroup, Inc., 6.00%, 10/31/2033	1,944,000	2,073,919
KeyBank N.A., 5.00%, 01/26/2033	2,962,000	2,958,488
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	5,030,000	5,158,461
5.00%, 05/02/2033	2,673,000	2,738,402
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	5,203,000	5,524,703
5.78%, 07/13/2033	1,930,000	2,050,388
5.81%, 09/14/2033	2,675,000	2,862,545

		38,439,354

Beverages-1.83%
Brown-Forman Corp., 4.75%, 04/15/2033	1,936,000	1,948,395
Constellation Brands, Inc., 4.90%, 05/01/2033	2,225,000	2,220,789
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	2,216,000	2,324,615
5.63%, 10/05/2033	2,675,000	2,835,729
PepsiCo, Inc., 4.45%, 02/15/2033	2,967,000	2,976,978

		12,306,506

	Principal Amount	Value
Biotechnology-2.70%
Amgen, Inc.
4.20%, 03/01/2033	$2,230,000	$2,155,971
5.25%, 03/02/2033	12,631,000	12,971,090
Gilead Sciences, Inc., 5.25%, 10/15/2033(b)	2,971,000	3,087,402

		18,214,463

Building Products-0.28%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	1,781,000	1,880,777

Capital Markets-2.38%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	2,227,000	2,290,423
BlackRock, Inc., 4.75%, 05/25/2033	3,710,000	3,768,058
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	3,062,000	3,356,036
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	2,230,000	2,400,444
6.09%, 07/12/2033	1,775,000	1,911,667
S&P Global, Inc., 5.25%, 09/15/2033	2,215,000	2,312,749

		16,039,377

Chemicals-2.67%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	1,786,000	1,801,034
Celanese US Holdings LLC
6.75%, 04/15/2033(b)	3,270,000	3,295,486
7.20%, 11/15/2033	2,969,000	3,091,186
Dow Chemical Co. (The), 6.30%, 03/15/2033	1,788,000	1,918,139
Eastman Chemical Co., 5.75%, 03/08/2033	1,488,000	1,549,207
EIDP, Inc., 4.80%, 05/15/2033	1,783,000	1,784,809
FMC Corp., 5.65%, 05/18/2033	1,490,000	1,486,414
LYB International Finance III LLC, 5.63%, 05/15/2033(b)	1,475,000	1,510,778
Mosaic Co. (The), 5.45%, 11/15/2033(b)	1,478,000	1,519,387

		17,956,440

Commercial Services & Supplies-1.42%
Republic Services, Inc.
2.38%, 03/15/2033(b)	2,081,000	1,795,436
5.00%, 12/15/2033	1,935,000	1,982,010
Veralto Corp., 5.45%, 09/18/2033	2,082,000	2,152,004
Waste Connections, Inc., 4.20%, 01/15/2033	2,224,000	2,162,445
Waste Management, Inc., 4.63%, 02/15/2033	1,489,000	1,498,304

		9,590,199

Consumer Finance-1.05%
Ally Financial, Inc., 6.70%, 02/14/2033	1,483,000	1,540,981
General Motors Financial Co., Inc., 6.40%, 01/09/2033	2,976,000	3,160,293
Synchrony Financial, 7.25%, 02/02/2033	2,230,000	2,351,138

		7,052,412

Consumer Staples Distribution & Retail-1.32%
Dollar General Corp., 5.45%, 07/05/2033	2,974,000	3,073,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

August 31, 2025

	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 4.40%, 01/15/2033	$1,478,000	$1,466,366
Walmart, Inc., 4.10%, 04/15/2033(b)	4,457,000	4,380,905

		8,920,381

Containers & Packaging-0.46%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,474,000	1,533,223
WRKCo, Inc., 3.00%, 06/15/2033	1,786,000	1,573,900

		3,107,123

Distributors-0.28%
LKQ Corp., 6.25%, 06/15/2033(b)	1,785,000	1,888,720

Diversified Telecommunication Services-3.14%
AT&T, Inc., 2.55%, 12/01/2033	11,127,000	9,369,333
Bell Canada (Canada), 5.10%, 05/11/2033	2,525,000	2,555,980
Verizon Communications, Inc.
5.05%, 05/09/2033	2,975,000	3,030,671
4.50%, 08/10/2033	6,349,000	6,213,128

		21,169,112

Electric Utilities-8.95%
American Electric Power Co., Inc., 5.63%, 03/01/2033	2,515,000	2,636,003
Arizona Public Service Co., 5.55%, 08/01/2033	1,480,000	1,536,803
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	1,785,000	1,807,785
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,488,000	1,538,356
Constellation Energy Generation LLC, 5.80%, 03/01/2033	1,787,000	1,903,208
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	3,711,000	3,795,943
Duke Energy Corp., 5.75%, 09/15/2033	1,785,000	1,884,457
Duke Energy Florida LLC, 5.88%, 11/15/2033	1,777,000	1,901,486
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,483,000	1,533,632
Entergy Louisiana LLC, 4.00%, 03/15/2033	2,224,000	2,112,973
Eversource Energy, 5.13%, 05/15/2033	2,377,000	2,386,311
Exelon Corp., 5.30%, 03/15/2033	2,530,000	2,613,208
Florida Power & Light Co.
5.10%, 04/01/2033	2,230,000	2,288,245
4.80%, 05/15/2033	2,230,000	2,252,420
Georgia Power Co., 4.95%, 05/17/2033	2,970,000	3,007,529
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	1,928,000	2,055,245
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	2,969,000	3,013,966
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,366,000	2,506,171
Pacific Gas and Electric Co.
6.15%, 01/15/2033	2,232,000	2,346,649
6.40%, 06/15/2033	3,413,000	3,628,189
PECO Energy Co., 4.90%, 06/15/2033	1,707,000	1,737,062
PPL Electric Utilities Corp., 5.00%, 05/15/2033	1,774,000	1,813,007
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,489,000	1,488,440
5.20%, 08/01/2033	1,478,000	1,530,167

	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The), 5.20%, 06/15/2033	$2,230,000	$2,279,962
Virginia Electric & Power Co., 5.00%, 04/01/2033	2,225,000	2,257,170
Xcel Energy, Inc., 5.45%, 08/15/2033	2,376,000	2,429,784

		60,284,171

Electrical Equipment-0.59%
Regal Rexnord Corp., 6.40%, 04/15/2033	3,717,000	3,956,636

Electronic Equipment, Instruments & Components-0.37%
Trimble, Inc., 6.10%, 03/15/2033	2,371,000	2,522,163

Financial Services-2.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	4,436,000	3,946,041
Apollo Global Management, Inc., 6.38%, 11/15/2033	1,483,000	1,636,168
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	1,638,000	1,745,092
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,483,000	1,544,089
Fiserv, Inc.
5.60%, 03/02/2033	2,620,000	2,719,706
5.63%, 08/21/2033	3,865,000	4,012,490
Mastercard, Inc., 4.85%, 03/09/2033	2,232,000	2,283,006

		17,886,592

Food Products-2.54%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,478,000	1,461,507
General Mills, Inc., 4.95%, 03/29/2033	2,972,000	2,994,026
J.M. Smucker Co. (The), 6.20%, 11/15/2033	2,975,000	3,200,979
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	4,935,000	5,115,300
McCormick & Co., Inc., 4.95%, 04/15/2033	1,478,000	1,490,800
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	2,725,000	2,875,262

		17,137,874

Gas Utilities-0.81%
Atmos Energy Corp., 5.90%, 11/15/2033	2,148,000	2,314,367
Southern California Gas Co., 5.20%, 06/01/2033	1,482,000	1,514,441
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,519,000	1,600,430
		5,429,238
Ground Transportation-1.18%
CSX Corp., 5.20%, 11/15/2033	1,786,000	1,849,553
Norfolk Southern Corp., 4.45%, 03/01/2033	1,478,000	1,453,395
Ryder System, Inc., 6.60%, 12/01/2033(b)	1,776,000	1,967,896
Union Pacific Corp., 4.50%, 01/20/2033	2,678,000	2,664,341

		7,935,185

Health Care Equipment & Supplies-0.44%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	2,970,000	2,951,838

Health Care Providers & Services-5.73%
Cigna Group (The), 5.40%, 03/15/ 2033	2,363,000	2,448,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

August 31, 2025

	Principal Amount	Value
Health Care Providers & Services-(continued)
CVS Health Corp.
5.25%, 02/21/2033	$5,198,000	$5,260,507
5.30%, 06/01/2033	3,717,000	3,768,356
Elevance Health, Inc., 4.75%, 02/15/2033	2,970,000	2,958,678
HCA, Inc., 5.50%, 06/01/2033	3,710,000	3,813,713
Humana, Inc., 5.88%, 03/01/2033	2,229,000	2,331,231
McKesson Corp., 5.10%, 07/15/2033	1,788,000	1,832,913
Providence St. Joseph Health Obligated
Group, 5.40%, 10/01/2033	1,702,000	1,735,789
Quest Diagnostics, Inc., 6.40%, 11/30/2033	2,227,000	2,454,842
UnitedHealth Group, Inc.
5.35%, 02/15/2033	5,943,000	6,149,623
4.50%, 04/15/2033	4,455,000	4,368,123
UPMC, 5.04%, 05/15/2033	1,490,000	1,510,284

		38,633,040

Health Care REITs-0.71%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	2,954,000	2,396,950
Healthpeak OP LLC, 4.75%, 01/15/2033	550,000	546,517
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,075,000	1,807,068

		4,750,535

Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,487,000	1,597,579
Marriott International, Inc., Series II, 2.75%, 10/15/2033(b)	2,084,000	1,786,044
McDonald’s Corp., 4.95%, 08/14/2033	1,786,000	1,833,769
Starbucks Corp., 4.80%, 02/15/2033	1,488,000	1,500,494

		6,717,886

Household Products-0.60%
Colgate-Palmolive Co., 4.60%, 03/01/2033	1,483,000	1,506,078
Procter & Gamble Co. (The), 4.05%, 01/26/2033	2,530,000	2,509,623

		4,015,701

Industrial Conglomerates-1.06%
Eaton Corp., 4.15%, 03/15/2033	3,867,000	3,778,382
Honeywell International, Inc., 5.00%, 02/15/2033	3,265,000	3,331,634

		7,110,016

Insurance-2.92%
Allstate Corp. (The), 5.25%, 03/30/2033	2,232,000	2,299,314
American International Group, Inc., 5.13%, 03/27/2033	2,225,000	2,272,453
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,232,000	2,314,372
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	2,223,000	2,342,868
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033(b)	1,787,000	1,861,763
MetLife, Inc., 5.38%, 07/15/2033	2,969,000	3,109,102
Progressive Corp. (The), 4.95%, 06/15/2033	1,488,000	1,519,486

	Principal Amount	Value
Insurance-(continued)
Travelers Property Casualty Corp., 6.38%, 03/15/2033	$1,482,000	$1,661,855
Willis North America, Inc., 5.35%, 05/15/2033	2,224,000	2,289,068

		19,670,281

Interactive Media & Services-0.79%
Meta Platforms, Inc., 4.95%, 05/15/2033	5,199,000	5,346,116

IT Services-0.33%
International Business Machines Corp., 4.75%, 02/06/2033	2,233,000	2,251,561

Life Sciences Tools & Services-0.45%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	2,967,000	3,053,927

Machinery-1.70%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	2,967,000	3,129,022
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	2,957,000	3,067,670
Nordson Corp., 5.80%, 09/15/2033	1,488,000	1,581,171
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,488,000	1,531,774
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	2,084,000	2,157,527

		11,467,164

Media-3.52%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	2,970,000	2,793,827
Comcast Corp.
4.25%, 01/15/2033	5,050,000	4,908,762
4.65%, 02/15/2033(b)	2,962,000	2,963,588
7.05%, 03/15/2033	2,232,000	2,553,510
4.80%, 05/15/2033	2,967,000	2,974,944
Fox Corp., 6.50%, 10/13/2033	3,710,000	4,039,771
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	2,972,000	3,468,138

		23,702,540

Metals & Mining-0.36%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	2,226,000	2,423,449

Multi-Utilities-1.72%
Ameren Illinois Co., 4.95%, 06/01/2033	1,478,000	1,505,939
Consumers Energy Co., 4.63%, 05/15/2033.	2,080,000	2,065,892
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,515,000	1,535,225
DTE Electric Co., 5.20%, 04/01/2033	1,780,000	1,845,555
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	2,382,000	2,525,275
Sempra, 5.50%, 08/01/2033	2,070,000	2,127,893

		11,605,779

Office REITs-0.31%
Boston Properties L.P., 2.45%, 10/01/2033.	2,530,000	2,054,636

Oil, Gas & Consumable Fuels-11.86%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	6,690,000	6,713,545
4.89%, 09/11/2033	4,456,000	4,483,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

August 31, 2025

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	$4,157,000	$4,354,377
ConocoPhillips Co., 5.05%, 09/15/2033(b)	2,967,000	3,031,738
Diamondback Energy, Inc., 6.25%, 03/15/2033	3,264,000	3,490,237
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	6,835,000	7,132,896
2.50%, 08/01/2033	2,966,000	2,498,492
Energy Transfer L.P.
5.75%, 02/15/2033	4,446,000	4,623,652
6.55%, 12/01/2033	4,445,000	4,817,683
Enterprise Products Operating LLC
5.35%, 01/31/2033	2,962,000	3,072,693
Series D, 6.88%, 03/01/2033	1,489,000	1,676,956
Hess Corp., 7.13%, 03/15/2033	1,601,000	1,843,954
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,481,000	1,672,904
Kinder Morgan, Inc.
4.80%, 02/01/2033	2,218,000	2,193,825
5.20%, 06/01/2033	4,437,000	4,490,016
MPLX L.P.
5.00%, 01/15/2033	1,770,000	1,755,098
5.00%, 03/01/2033	3,264,000	3,234,842
ONEOK, Inc., 6.05%, 09/01/2033	4,453,000	4,687,227
Ovintiv, Inc., 6.25%, 07/15/2033	1,786,000	1,859,458
Phillips 66 Co., 5.30%, 06/30/2033	2,679,000	2,740,588
Targa Resources Corp.
4.20%, 02/01/2033	2,189,000	2,064,460
6.13%, 03/15/2033	2,677,000	2,832,598
Western Midstream Operating L.P., 6.15%, 04/01/2033	2,229,000	2,329,835
Williams Cos., Inc. (The), 5.65%, 03/15/2033	2,223,000	2,315,127

		79,915,466

Personal Care Products-1.23%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	2,084,000	2,071,436
Kenvue, Inc., 4.90%, 03/22/2033	3,712,000	3,772,358
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	2,375,000	2,460,461

		8,304,255

Pharmaceuticals-2.74%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	1,483,000	1,514,538
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,967,000	3,197,099
Eli Lilly and Co., 4.70%, 02/27/2033	2,972,000	3,014,093
Johnson & Johnson
4.95%, 05/15/2033	1,478,000	1,542,897
4.38%, 12/05/2033	2,525,000	2,536,655
Merck & Co., Inc.
4.50%, 05/17/2033(b)	4,455,000	4,458,698
6.50%, 12/01/2033	1,932,000	2,186,090

		18,450,070

Professional Services-0.72%
Concentrix Corp., 6.85%, 08/02/2033(b)	1,627,000	1,711,693

	Principal Amount	Value
Professional Services-(continued)
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	$1,483,000	$1,552,332
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,478,000	1,562,811

		4,826,836

Residential REITs-0.26%
Invitation Homes Operating Partnership L.P., 4.95%, 01/15/2033	1,780,000	1,777,135

Retail REITs-1.09%
Kimco Realty OP LLC, 4.60%, 02/01/2033	1,928,000	1,899,284
NNN REIT, Inc., 5.60%, 10/15/2033	1,537,000	1,601,033
Realty Income Corp., 4.90%, 07/15/2033	1,784,000	1,795,722
Simon Property Group L.P., 5.50%, 03/08/2033	1,935,000	2,031,460

		7,327,499

Semiconductors & Semiconductor Equipment-2.78%
Intel Corp., 5.20%, 02/10/2033(b)	6,557,000	6,606,060
Marvell Technology, Inc., 5.95%, 09/15/2033	1,486,000	1,574,359
Micron Technology, Inc.
5.88%, 02/09/2033	2,863,000	3,007,039
5.88%, 09/15/2033	2,299,000	2,418,743
QUALCOMM, Inc., 5.40%, 05/20/2033	2,085,000	2,204,188
Texas Instruments, Inc., 4.90%, 03/14/2033	2,820,000	2,899,602

		18,709,991

Software-1.23%
Intuit, Inc., 5.20%, 09/15/2033	3,717,000	3,856,299
Oracle Corp., 4.90%, 02/06/2033	4,455,000	4,458,129

		8,314,428

Specialized REITs-2.68%
American Tower Corp.
5.65%, 03/15/2033	2,373,000	2,479,767
5.55%, 07/15/2033	2,527,000	2,625,571
5.90%, 11/15/2033	2,233,000	2,374,038
Crown Castle, Inc., 5.10%, 05/01/2033	2,224,000	2,231,196
Extra Space Storage L.P., 4.95%, 01/15/2033	2,041,000	2,048,436
Prologis L.P.
4.63%, 01/15/2033	1,934,000	1,929,799
4.75%, 06/15/2033	2,232,000	2,238,538
Public Storage Operating Co., 5.10%, 08/01/2033	2,079,000	2,144,401

		18,071,746

Specialty Retail-2.94%
AutoZone, Inc.
4.75%, 02/01/2033	1,639,000	1,630,701
6.55%, 11/01/2033	1,475,000	1,635,826
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	1,919,000	2,006,203
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	2,962,000	3,126,828
Leidos, Inc., 5.75%, 03/15/2033	2,232,000	2,340,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

August 31, 2025

	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
5.00%, 04/15/2033	$3,717,000	$3,782,938
5.15%, 07/01/2033	2,967,000	3,039,917
Tractor Supply Co., 5.25%, 05/15/2033	2,219,000	2,277,307

		19,840,228

Technology Hardware, Storage & Peripherals-0.94%
Apple, Inc., 4.30%, 05/10/2033(b)	2,958,000	2,981,587
HP, Inc., 5.50%, 01/15/2033	3,264,000	3,354,114

		6,335,701

Tobacco-2.34%
Altria Group, Inc., 6.88%, 11/01/2033	1,488,000	1,664,736
B.A.T. Capital Corp. (United Kingdom), 6.42%, 08/02/2033	3,710,000	4,046,525
Philip Morris International, Inc.
5.38%, 02/15/2033	6,683,000	6,921,338
5.63%, 09/07/2033	2,971,000	3,119,955

		15,752,554

Wireless Telecommunication Services-1.72%
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,711,000	3,779,340
5.05%, 07/15/2033	7,729,000	7,810,734

		11,590,074

Total U.S. Dollar Denominated Bonds & Notes (Cost $650,403,525)		664,176,822

	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $647,772)	647,772	$647,772

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.68% (Cost $651,051,297)		664,824,594

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.03%
Invesco Private Government Fund, 4.28%(c)(d)(e)	7,554,853	7,554,853
Invesco Private Prime Fund, 4.46%(c)(d)(e)	19,619,814	19,625,700

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,179,443)		27,180,553

TOTAL INVESTMENTS IN SECURITIES-102.71% (Cost $678,230,740)		692,005,147
OTHER ASSETS LESS LIABILITIES-(2.71)%		(18,258,725)

NET ASSETS-100.00%.		$673,746,422

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$774,511	$30,349,398	$(30,476,137)	$-	$-	$647,772	$63,577

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,549,325	50,849,255	(50,843,727)	-	-	7,554,853	283,759	*

Invesco Private Prime Fund	19,690,344	105,440,298	(105,504,024)	384	(1,302)	19,625,700	760,801	*

Total	$28,014,180	$186,638,951	$(186,823,888)	$384	$(1,302)	$27,828,325	$1,108,137

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

August 31, 2025

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.44%
Aerospace & Defense-3.01%
Boeing Co. (The)
3.60%, 05/01/2034	$815,000	$726,834
6.53%, 05/01/2034	2,387,000	2,615,609
L3Harris Technologies, Inc., 5.35%, 06/01/2034	712,000	730,024
Lockheed Martin Corp.
4.75%, 02/15/2034	805,000	805,834
4.80%, 08/15/2034	571,000	573,131
Northrop Grumman Corp., 4.90%, 06/01/2034	806,000	807,826
RTX Corp., 6.10%, 03/15/2034	1,424,000	1,546,515

		7,805,773

Air Freight & Logistics-0.53%
GXO Logistics, Inc., 6.50%, 05/06/2034	476,000	503,786
United Parcel Service, Inc., 5.15%, 05/22/2034	852,000	878,310

		1,382,096

Automobile Components-0.39%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	524,000	512,877
BorgWarner, Inc., 5.40%, 08/15/2034(b)	478,000	486,630

		999,507

Automobiles-1.16%
American Honda Finance Corp., 4.90%, 01/10/2034(b)	711,000	709,848
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	1,567,000	1,541,391
Toyota Motor Credit Corp., 4.80%, 01/05/2034	758,000	763,972

		3,015,211

Banks-2.58%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	1,265,000	1,342,375
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	781,000	823,097
Citibank N.A., 5.57%, 04/30/2034	1,872,000	1,961,109
Royal Bank of Canada (Canada), 5.15%, 02/01/2034	1,169,000	1,208,671
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	1,294,000	1,354,337

		6,689,589

Beverages-1.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	953,000	975,005
Coca-Cola Co. (The)
5.00%, 05/13/2034	945,000	976,718
4.65%, 08/14/2034(b)	712,000	720,657
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	467,000	484,868
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	624,000	630,092
PepsiCo, Inc., 4.80%, 07/17/2034	618,000	623,207

		4,410,547

	Principal Amount	Value
Biotechnology-1.12%
AbbVie, Inc., 5.05%, 03/15/2034	$2,846,000	$2,900,423

Broadline Retail-0.47%
Amazon.com, Inc., 4.80%, 12/05/2034	1,179,000	1,207,946

Building Products-0.65%
Carrier Global Corp., 5.90%, 03/15/2034	826,000	881,026
Owens Corning, 5.70%, 06/15/2034	760,000	795,294

		1,676,320

Capital Markets-2.13%
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	694,000	693,258
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	654,000	707,454
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	1,420,000	1,498,960
Moody’s Corp., 5.00%, 08/05/2034	478,000	484,685
Nasdaq, Inc., 5.55%, 02/15/2034	1,077,000	1,123,616
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	955,000	1,001,386

		5,509,359

Chemicals-1.86%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034(b)	1,085,000	1,092,342
CF Industries, Inc., 5.15%, 03/15/2034	721,000	720,791
Dow Chemical Co. (The)
5.15%, 02/15/2034	572,000	568,930
4.25%, 10/01/2034	450,000	411,302
Eastman Chemical Co., 5.63%, 02/20/2034	720,000	732,292
LYB International Finance III LLC, 5.50%, 03/01/2034	712,000	708,925
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	572,000	583,119

		4,817,701

Commercial Services & Supplies-1.44%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	557,000	564,514
Republic Services, Inc.
5.00%, 04/01/2034	758,000	771,796
5.20%, 11/15/2034	468,000	480,530
Waste Connections, Inc., 5.00%, 03/01/2034	714,000	724,881
Waste Management, Inc., 4.88%, 02/15/2034	1,179,000	1,198,093

		3,739,814

Communications Equipment-1.29%
Cisco Systems, Inc., 5.05%, 02/26/2034	2,389,000	2,456,553
Motorola Solutions, Inc., 5.40%, 04/15/2034	863,000	886,776

		3,343,329

Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	618,000	626,003

Construction Materials-0.84%
CRH America Finance, Inc., 5.40%, 05/21/2034	702,000	721,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

August 31, 2025

	Principal Amount	Value
Construction Materials-(continued)
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	$721,000	$725,754
Vulcan Materials Co., 5.35%, 12/01/2034	712,000	729,819

		2,176,920

Consumer Finance-1.31%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	1,434,000	1,487,562
5.95%, 04/04/2034	1,179,000	1,209,076
5.45%, 09/06/2034	712,000	705,594

		3,402,232

Consumer Staples Distribution & Retail-1.28%
Kroger Co. (The), 5.00%, 09/15/2034	2,118,000	2,112,151
Sysco Corp., 6.00%, 01/17/2034	477,000	514,130
Target Corp., 4.50%, 09/15/2034	712,000	696,395

		3,322,676

Containers & Packaging-0.94%
Berry Global, Inc., 5.65%, 01/15/2034	756,000	786,033
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	952,000	977,928
Sonoco Products Co., 5.00%, 09/01/2034(b)	674,000	660,044

		2,424,005

Diversified REITs-0.40%
American Assets Trust L.P., 6.15%, 10/01/2034	502,000	504,468
VICI Properties L.P., 5.75%, 04/01/2034	523,000	538,234

		1,042,702

Diversified Telecommunication Services-1.98%
AT&T, Inc., 5.40%, 02/15/2034	2,632,000	2,714,212
Bell Canada (Canada), 5.20%, 02/15/2034	674,000	677,226
Verizon Communications, Inc., 4.40%, 11/01/2034	1,807,000	1,726,417

		5,117,855

Electric Utilities-7.95%
Arizona Public Service Co., 5.70%, 08/15/2034	326,000	337,980
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	568,000	593,232
Constellation Energy Generation LLC, 6.13%, 01/15/2034	477,000	517,784
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	554,000	557,577
Duke Energy Corp., 5.45%, 06/15/2034	712,000	735,428
Duke Energy Progress LLC, 5.10%, 03/15/2034	476,000	486,024
Entergy Arkansas LLC, 5.45%, 06/01/2034	664,000	689,011
Entergy Louisiana LLC
5.35%, 03/15/2034	477,000	491,714
5.15%, 09/15/2034	664,000	672,448
Eversource Energy
5.50%, 01/01/2034	625,000	639,391
5.95%, 07/15/2034	659,000	691,746
Exelon Corp., 5.45%, 03/15/2034	614,000	633,296
Florida Power & Light Co., 5.30%, 06/15/2034	1,045,000	1,081,212
Georgia Power Co., 5.25%, 03/15/2034	863,000	884,994

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	$1,040,000	$1,058,515
Pacific Gas and Electric Co.
6.95%, 03/15/2034	758,000	830,874
5.80%, 05/15/2034	1,050,000	1,074,230
PacifiCorp, 5.45%, 02/15/2034	1,050,000	1,067,946
PPL Capital Funding, Inc., 5.25%, 09/01/2034	721,000	732,745
PPL Electric Utilities Corp., 4.85%, 02/15/2034	619,000	624,441
Public Service Co. of Colorado, 5.35%, 05/15/2034	820,000	834,906
Public Service Electric and Gas Co., 4.85%, 08/01/2034	572,000	574,001
Southern California Edison Co.
6.00%, 01/15/2034	502,000	523,884
5.20%, 06/01/2034	863,000	859,014
Southern Co. (The), 5.70%, 03/15/2034	1,040,000	1,089,670
Union Electric Co., 5.20%, 04/01/2034	472,000	483,651
Virginia Electric & Power Co.
5.00%, 01/15/2034	478,000	480,577
5.05%, 08/15/2034	571,000	576,419
Xcel Energy, Inc., 5.50%, 03/15/2034	768,000	786,049

		20,608,759

Electronic Equipment, Instruments & Components-0.86%
Amphenol Corp., 5.25%, 04/05/2034	571,000	590,385
Arrow Electronics, Inc., 5.88%, 04/10/2034	466,000	483,549
Keysight Technologies, Inc., 4.95%, 10/15/2034	572,000	567,774
TD SYNNEX Corp., 6.10%, 04/12/2034	562,000	589,533

		2,231,241

Entertainment-0.78%
Netflix, Inc., 4.90%, 08/15/2034(b)	955,000	976,554
Walt Disney Co. (The), 6.20%, 12/15/2034	939,000	1,053,631

		2,030,185

Financial Services-4.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	674,000	683,875
4.95%, 09/10/2034	1,050,000	1,036,470
BlackRock Funding, Inc., 5.00%, 03/14/2034	943,000	969,109
Blackstone Private Credit Fund, 6.00%, 11/22/2034(b)	764,000	769,876
Blue Owl Finance LLC, 6.25%, 04/18/2034	953,000	995,678
Corebridge Financial, Inc., 5.75%, 01/15/2034	694,000	725,549
Fiserv, Inc.
5.45%, 03/15/2034	711,000	728,850
5.15%, 08/12/2034	863,000	865,683
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	954,000	946,412
LPL Holdings, Inc., 6.00%, 05/20/2034	932,000	964,336
Mastercard, Inc., 4.88%, 05/09/2034	956,000	974,296
PayPal Holdings, Inc., 5.15%, 06/01/2034	815,000	833,884
TPG Operating Group II L.P., 5.88%, 03/05/2034	558,000	584,901

		11,078,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

August 31, 2025

	Principal Amount	Value
Food Products-2.37%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	$758,000	$738,689
Campbell’s Co. (The), 5.40%, 03/21/2034	956,000	970,967
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.75%, 03/15/2034	1,435,000	1,574,574
McCormick & Co., Inc., 4.70%, 10/15/2034	478,000	464,461
Mondelez International, Inc., 4.75%, 08/28/2034	505,000	501,215
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	477,000	522,894
Tyson Foods, Inc.
5.70%, 03/15/2034	861,000	897,722
4.88%, 08/15/2034	477,000	469,151

		6,139,673

Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	558,000	563,333

Ground Transportation-1.02%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	478,000	529,481
4.38%, 09/18/2034	714,000	694,714
Uber Technologies, Inc., 4.80%, 09/15/2034	1,424,000	1,408,608

		2,632,803

Health Care Equipment & Supplies-1.61%
Becton, Dickinson and Co., 5.11%, 02/08/2034	522,000	528,816
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	619,000	634,100
Solventum Corp., 5.60%, 03/23/2034	1,565,000	1,626,021
Stryker Corp., 4.63%, 09/11/2034	702,000	692,645
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	669,000	678,135

		4,159,717

Health Care Providers & Services-5.83%
Cardinal Health, Inc.
5.45%, 02/15/2034	478,000	491,159
5.35%, 11/15/2034	956,000	971,431
Cencora, Inc., 5.13%, 02/15/2034	468,000	473,387
Cigna Group (The), 5.25%, 02/15/2034(b)	1,190,000	1,215,390
CommonSpirit Health, 5.32%, 12/01/2034	688,000	695,538
CVS Health Corp., 5.70%, 06/01/2034	1,199,000	1,237,307
Elevance Health, Inc., 5.38%, 06/15/2034	945,000	966,447
HCA, Inc.
5.60%, 04/01/2034	1,247,000	1,282,285
5.45%, 09/15/2034	1,179,000	1,194,521
Humana, Inc., 5.95%, 03/15/2034	815,000	853,759
Icon Investments Six DAC, 6.00%, 05/08/2034	478,000	497,121
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	806,000	791,529
Quest Diagnostics, Inc., 5.00%, 12/15/2034	815,000	816,556

	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
5.00%, 04/15/2034	$1,199,000	$1,203,772
5.15%, 07/15/2034	1,911,000	1,942,335
Universal Health Services, Inc., 5.05%, 10/15/2034	487,000	469,766

		15,102,303

Health Care REITs-0.44%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	769,000	657,908
Ventas Realty L.P., 5.63%, 07/01/2034	477,000	494,147

		1,152,055

Hotel & Resort REITs-0.22%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	562,000	571,893

Hotels, Restaurants & Leisure-1.16%
Choice Hotels International, Inc., 5.85%, 08/01/2034	572,000	578,946
Las Vegas Sands Corp., 6.20%, 08/15/2034	478,000	494,764
Marriott International, Inc., 5.30%, 05/15/2034	952,000	966,314
McDonald’s Corp., 5.20%, 05/17/2034(b)	468,000	482,797
Starbucks Corp., 5.00%, 02/15/2034	478,000	483,999

		3,006,820

Household Durables-0.26%
D.R. Horton, Inc., 5.00%, 10/15/2034	668,000	668,510

Household Products-0.47%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	720,000	726,570
4.55%, 10/24/2034	477,000	479,797

		1,206,367

Independent Power and Renewable Electricity Producers-0.23%
NSTAR Electric Co., 5.40%, 06/01/2034	577,000	597,453

Industrial Conglomerates-0.36%
Honeywell International, Inc., 4.50%, 01/15/2034	956,000	938,402

Insurance-3.61%
Aon North America, Inc., 5.45%, 03/01/2034.	1,657,000	1,711,742
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	468,000	481,884
Brown & Brown, Inc., 5.65%, 06/11/2034	561,000	575,771
Chubb INA Holdings LLC, 5.00%, 03/15/2034	1,517,000	1,541,672
CNA Financial Corp., 5.13%, 02/15/2034	478,000	478,536
CNO Financial Group, Inc., 6.45%, 06/15/2034	674,000	709,921
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	702,000	719,985
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	478,000	481,588
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	478,000	491,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

August 31, 2025

	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
6.38%, 06/15/2034	$714,000	$792,515
5.30%, 12/15/2034	712,000	733,258
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	609,000	628,243

		9,347,095

Interactive Media & Services-0.93%
Meta Platforms, Inc., 4.75%, 08/15/2034	2,390,000	2,403,081

IT Services-0.73%
Accenture Capital, Inc., 4.50%, 10/04/2034	1,424,000	1,391,483
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	478,000	506,305

		1,897,788

Leisure Products-0.19%
Hasbro, Inc., 6.05%, 05/14/2034	478,000	497,738

Life Sciences Tools & Services-0.40%
Agilent Technologies, Inc., 4.75%, 09/09/2034	561,000	553,376
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034(b)	476,000	491,259

		1,044,635

Machinery-2.08%
AGCO Corp., 5.80%, 03/21/2034	674,000	694,352
Cummins, Inc., 5.15%, 02/20/2034	724,000	742,619
Ingersoll Rand, Inc., 5.45%, 06/15/2034	712,000	737,026
John Deere Capital Corp.
5.10%, 04/11/2034	965,000	989,734
5.05%, 06/12/2034	768,000	784,384
Parker-Hannifin Corp., 4.20%, 11/21/2034	477,000	459,049
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	478,000	488,025
Wabtec Corp., 5.61%, 03/11/2034	476,000	494,343

		5,389,532

Media-2.01%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.65%, 02/01/2034(b)	861,000	918,743
6.55%, 06/01/2034	1,434,000	1,521,824
Comcast Corp.
5.30%, 06/01/2034(b)	1,236,000	1,272,759
4.20%, 08/15/2034	955,000	907,455
Omnicom Group, Inc., 5.30%, 11/01/2034	578,000	587,022

		5,207,803

Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034(b)	478,000	505,143
Freeport-McMoRan, Inc., 5.40%, 11/14/2034.	694,000	707,283
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	945,000	974,719
Steel Dynamics, Inc., 5.38%, 08/15/2034	567,000	579,863

		2,767,008

Multi-Utilities-1.24%
DTE Electric Co., 5.20%, 03/01/2034	478,000	492,585
DTE Energy Co., 5.85%, 06/01/2034	815,000	856,627

	Principal Amount	Value
Multi-Utilities-(continued)
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	$712,000	$733,278
NiSource, Inc., 5.35%, 04/01/2034	618,000	632,596
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	476,000	489,611

		3,204,697

Office REITs-0.49%
Boston Properties L.P., 6.50%, 01/15/2034	712,000	764,504
Cousins Properties L.P., 5.88%, 10/01/2034	478,000	494,625

		1,259,129

Oil, Gas & Consumable Fuels-11.81%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	572,000	587,628
BP Capital Markets America, Inc.
4.99%, 04/10/2034	945,000	954,754
5.23%, 11/17/2034	1,844,000	1,884,429
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	1,140,000	1,171,422
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,444,000	1,474,602
Coterra Energy, Inc., 5.60%, 03/15/2034	477,000	483,728
Devon Energy Corp., 5.20%, 09/15/2034(b)	1,190,000	1,166,557
Diamondback Energy, Inc., 5.40%, 04/18/2034	1,227,000	1,239,901
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	1,142,000	1,179,710
Energy Transfer L.P.
5.55%, 05/15/2034	1,199,000	1,218,141
5.60%, 09/01/2034	1,199,000	1,219,342
Enterprise Products Operating LLC, 4.85%, 01/31/2034	955,000	955,272
EQT Corp., 5.75%, 02/01/2034	712,000	737,405
Kinder Morgan, Inc.
5.40%, 02/01/2034	956,000	973,919
5.30%, 12/01/2034	712,000	716,896
MPLX L.P., 5.50%, 06/01/2034	1,573,000	1,586,929
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	1,135,000	1,130,142
ONEOK, Inc.
5.65%, 09/01/2034	478,000	486,441
5.05%, 11/01/2034	1,518,000	1,480,767
Ovintiv, Inc., 6.50%, 08/15/2034	566,000	596,278
Phillips 66, 4.65%, 11/15/2034	956,000	922,632
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	619,000	631,858
South Bow USA Infrastructure Holdings LLC (Canada), 5.58%, 10/01/2034	1,190,000	1,180,975
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	476,000	496,131
Targa Resources Corp., 6.50%, 03/30/2034	955,000	1,032,553
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	1,194,000	1,231,117
4.72%, 09/10/2034	702,000	701,939
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	1,190,000	1,147,773
Western Midstream Operating L.P., 5.45%, 11/15/2034	769,000	759,983
Williams Cos., Inc. (The), 5.15%, 03/15/2034	1,236,000	1,239,786

		30,589,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

August 31, 2025

	Principal Amount	Value
Passenger Airlines-0.21%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	$595,783	$537,461

Personal Care Products-0.61%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034	624,000	630,107
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	953,000	953,393

		1,583,500

Pharmaceuticals-4.32%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	1,440,000	1,471,632
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	2,370,000	2,434,156
Eli Lilly and Co.
4.70%, 02/09/2034	1,434,000	1,437,339
4.60%, 08/14/2034	1,179,000	1,172,715
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	467,000	489,178
Johnson & Johnson, 4.95%, 06/01/2034(b)	805,000	841,873
Novartis Capital Corp., 4.20%, 09/18/2034(b)	1,040,000	1,007,985
Royalty Pharma PLC, 5.40%, 09/02/2034	477,000	483,322
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	1,039,000	1,061,948
Wyeth LLC, 6.50%, 02/01/2034	702,000	786,477

		11,186,625

Professional Services-0.58%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	938,000	922,319
Verisk Analytics, Inc., 5.25%, 06/05/2034	562,000	574,021

		1,496,340

Real Estate Management & Development-0.39%
CBRE Services, Inc., 5.95%, 08/15/2034	956,000	1,016,324

Residential REITs-0.63%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	577,000	592,968
5.50%, 07/15/2034	477,000	488,588
ERP Operating L.P., 4.65%, 09/15/2034	572,000	559,384

		1,640,940

Retail REITs-1.26%
Kimco Realty OP LLC, 6.40%, 03/01/2034	477,000	522,223
NNN REIT, Inc., 5.50%, 06/15/2034	478,000	492,679
Realty Income Corp., 5.13%, 02/15/2034	768,000	781,900
Simon Property Group L.P.
6.25%, 01/15/2034	477,000	522,225
4.75%, 09/26/2034	956,000	940,281

		3,259,308

Semiconductors & Semiconductor Equipment-1.58%
Analog Devices, Inc., 5.05%, 04/01/2034	525,000	540,335
Broadcom, Inc., 4.80%, 10/15/2034	1,668,000	1,650,305
Intel Corp., 5.15%, 02/21/2034	853,000	852,282
KLA Corp., 4.70%, 02/01/2034	477,000	475,806
Texas Instruments, Inc., 4.85%, 02/08/2034	561,000	572,217

		4,090,945

	Principal Amount	Value
Software-2.81%
Adobe, Inc., 4.95%, 04/04/2034	$721,000	$738,725
AppLovin Corp., 5.50%, 12/01/2034	952,000	972,079
Atlassian Corp., 5.50%, 05/15/2034	478,000	488,740
Cadence Design Systems, Inc., 4.70%, 09/10/2034	956,000	946,799
Oracle Corp.
4.30%, 07/08/2034	1,668,000	1,585,481
4.70%, 09/27/2034	1,668,000	1,613,083
Roper Technologies, Inc., 4.90%, 10/15/2034	956,000	946,750

		7,291,657

Specialized REITs-2.07%
American Tower Corp., 5.45%, 02/15/2034	618,000	638,125
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(b)	478,000	469,881
Crown Castle, Inc.
5.80%, 03/01/2034	715,000	745,896
5.20%, 09/01/2034	674,000	673,882
Extra Space Storage L.P., 5.40%, 02/01/2034	571,000	582,845
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	760,000	762,924
Prologis L.P.
5.13%, 01/15/2034	700,000	715,646
5.00%, 03/15/2034	769,000	777,297

		5,366,496

Specialty Retail-1.47%
AutoZone, Inc., 5.40%, 07/15/2034	655,000	673,510
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	952,000	973,262
Home Depot, Inc. (The), 4.95%, 06/25/2034	1,668,000	1,697,405
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	477,000	477,514

		3,821,691

Technology Hardware, Storage & Peripherals-1.09%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,891,000	1,859,800
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	955,000	957,390

		2,817,190

Tobacco-1.27%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	816,000	866,515
Philip Morris International, Inc.
5.25%, 02/13/2034	1,668,000	1,705,097
4.90%, 11/01/2034	714,000	711,222

		3,282,834

Trading Companies & Distributors-0.45%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	706,000	699,392
W.W. Grainger, Inc., 4.45%, 09/15/2034	466,000	456,247

		1,155,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

August 31, 2025

	Principal Amount	Value
Water Utilities-0.45%
American Water Capital Corp., 5.15%, 03/01/2034	$674,000	$690,429
Essential Utilities, Inc., 5.38%, 01/15/2034	478,000	487,350

		1,177,779

Wireless Telecommunication Services-1.31%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	1,179,000	1,187,826
T-Mobile USA, Inc.
5.75%, 01/15/2034	956,000	1,004,244
5.15%, 04/15/2034	1,199,000	1,213,076

		3,405,146

Total U.S. Dollar Denominated Bonds & Notes (Cost $251,272,586)		255,035,832

	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $333,554)	333,554	333,554

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $251,606,140)		255,369,386

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.89%
Invesco Private Government Fund, 4.28%(c)(d)(e)	2,798,090	$2,798,090
Invesco Private Prime Fund, 4.46%(c)(d)(e)	7,274,091	7,276,273

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,074,081)		10,074,363

TOTAL INVESTMENTS IN SECURITIES-102.46% (Cost $261,680,221)		265,443,749
OTHER ASSETS LESS LIABILITIES-(2.46)%		(6,361,261)

NET ASSETS-100.00%.		$259,082,488

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$148,045	$16,661,437	$(16,475,928)	$-	$-	$333,554	$23,204

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	187,415	20,432,478	(17,821,803)	-	-	2,798,090	59,338	*
Invesco Private Prime Fund	679,604	45,973,897	(39,377,172)	265	(321)	7,276,273	159,678	*

Total	$1,015,064	$83,067,812	$(73,674,903)	$265	$(321)	$10,407,917	$242,220

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.00%
Aerospace & Defense-1.72%
Boeing Co. (The), 3.25%, 02/01/2035	$57,000	$48,679
General Dynamics Corp., 4.95%, 08/15/2035	57,000	57,628
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	44,000	45,667
Lockheed Martin Corp., 3.60%, 03/01/2035	35,000	31,926
Northrop Grumman Corp., 5.25%, 07/15/2035	44,000	45,011
Textron, Inc., 5.50%, 05/15/2035	35,000	35,663

		264,574

Air Freight & Logistics-0.67%
United Parcel Service, Inc., 5.25%, 05/14/2035	101,000	103,587

Automobiles-2.48%
American Honda Finance Corp., 5.20%, 03/05/2035	35,000	35,232
Ford Motor Credit Co. LLC, 6.50%, 02/07/2035	71,000	71,595
General Motors Co.
5.00%, 04/01/2035	47,000	44,874
6.25%, 04/15/2035	44,000	45,632
Honda Motor Co. Ltd. (Japan), 5.34%, 07/08/2035	80,000	80,469
Toyota Motor Corp. (Japan), 5.05%, 06/30/2035	40,000	40,414
Toyota Motor Credit Corp., 5.35%, 01/09/2035	62,000	64,054

		382,270

Banks-0.96%
Banco Santander S.A. (Spain), 6.03%, 01/17/2035	35,000	37,173
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.63%, 01/15/2035	59,000	61,956
Wachovia Corp., 5.50%, 08/01/2035	48,000	49,008

		148,137

Beverages-1.21%
Diageo Investment Corp. (United Kingdom), 5.63%, 04/15/2035	47,000	49,505
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	35,000	34,582
PepsiCo, Inc., 5.00%, 02/07/2035	101,000	102,853

		186,940

Biotechnology-3.74%
AbbVie, Inc.
4.55%, 03/15/2035	102,000	99,905
5.20%, 03/15/2035	79,000	80,896
4.50%, 05/14/2035	191,000	185,152
Biogen, Inc., 5.75%, 05/15/2035	51,000	52,662
Gilead Sciences, Inc.
5.10%, 06/15/2035	79,000	80,146
4.60%, 09/01/2035	79,000	77,118

		575,879

Capital Markets-0.62%
Ameriprise Financial, Inc., 5.20%, 04/15/2035(b)	57,000	57,703
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	37,000	38,364

		96,067

	Principal Amount	Value
Chemicals-0.24%
LYB International Finance III LLC, 6.15%, 05/15/2035	$35,000	$36,154

Commercial Services & Supplies-1.53%
Republic Services, Inc., 5.15%, 03/15/2035	65,000	66,395
Waste Connections, Inc., 5.25%, 09/01/2035	54,000	55,247
Waste Management, Inc., 4.95%, 03/15/2035	113,000	113,622

		235,264

Communications Equipment-1.17%
Cisco Systems, Inc., 5.10%, 02/24/2035(b)	101,000	103,396
Motorola Solutions, Inc., 5.55%, 08/15/2035	74,000	76,348

		179,744

Construction Materials-0.48%
CRH America Finance, Inc., 5.50%, 01/09/2035	71,000	73,300

Consumer Finance-0.96%
General Motors Financial Co., Inc.
5.90%, 01/07/2035(b)	79,000	80,266
6.15%, 07/15/2035	66,000	67,830

		148,096

Consumer Staples Distribution & Retail-2.21%
Sysco Corp., 5.40%, 03/23/2035	36,000	36,756
Target Corp., 5.00%, 04/15/2035	89,000	89,284
Walmart, Inc.
4.90%, 04/28/2035	123,000	124,996
5.25%, 09/01/2035	85,000	88,952

		339,988

Containers & Packaging-0.33%
Smurfit Westrock Financing DAC (Ireland), 5.42%, 01/15/2035	50,000	50,939

Diversified REITs-0.55%
VICI Properties L.P., 5.63%, 04/01/2035	84,000	85,004

Diversified Telecommunication Services-4.14%
AT&T, Inc.
4.50%, 05/15/2035	192,000	183,782
5.38%, 08/15/2035	100,000	101,939
Verizon Communications, Inc.
4.78%, 02/15/2035	175,000	170,727
5.25%, 04/02/2035	180,000	181,778

		638,226

Electric Utilities-8.01%
Alabama Power Co., 5.10%, 04/02/2035	54,000	54,705
Baltimore Gas and Electric Co., 5.45%, 06/01/2035(b)	61,000	62,895
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/2035	45,000	45,240
Duke Energy Carolinas LLC, 5.25%, 03/15/2035	55,000	56,606
Duke Energy Progress LLC, 5.05%, 03/15/2035	62,000	62,610
Entergy Texas, Inc., 5.25%, 04/15/2035	35,000	35,645
Exelon Corp., 5.63%, 06/15/2035	35,000	36,228
Georgia Power Co., 5.20%, 03/15/2035	45,000	45,706
Interstate Power and Light Co., 5.60%, 06/29/2035	50,000	51,776
Jersey Central Power & Light Co., 5.10%, 01/15/2035	55,000	54,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)–(continued)

August 31, 2025

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	$89,000	$91,034
Northern States Power Co., 5.05%, 05/15/2035	50,000	50,571
Pacific Gas and Electric Co.
5.70%, 03/01/2035	79,000	80,131
6.00%, 08/15/2035	62,000	64,166
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	40,000	40,145
San Diego Gas & Electric Co., 5.40%, 04/15/2035	72,000	73,846
Southern California Edison Co., 5.45%, 03/01/2035	62,000	62,483
Southern Co. (The), 4.85%, 03/15/2035	47,000	46,184
Southwestern Public Service Co., 5.30%, 05/15/2035	34,000	34,314
Tampa Electric Co., 5.15%, 03/01/2035	50,000	50,477
Union Electric Co., 5.25%, 04/15/2035	34,000	34,753
Virginia Electric & Power Co., 5.15%, 03/15/2035	50,000	50,443
Xcel Energy, Inc., 5.60%, 04/15/2035	47,000	48,083

		1,233,031

Electrical Equipment-0.23%
Emerson Electric Co., 5.00%, 03/15/2035	34,000	34,650

Electronic Equipment, Instruments & Components-0.37%
Amphenol Corp., 5.00%, 01/15/2035	57,000	57,509

Energy Equipment & Services-0.37%
Halliburton Co., 4.85%, 11/15/2035	59,000	57,528

Entertainment-0.56%
Walt Disney Co. (The), 6.40%, 12/15/2035	77,000	86,841

Financial Services-2.92%
BlackRock Funding, Inc., 4.90%, 01/08/2035	44,000	44,802
LPL Holdings, Inc.
5.65%, 03/15/2035	35,000	35,398
5.75%, 06/15/2035	34,000	34,543
Mastercard, Inc., 4.55%, 01/15/2035	94,000	92,877
ORIX Corp. (Japan), 5.40%, 02/25/2035	25,000	25,586
PayPal Holdings, Inc., 5.10%, 04/01/2035	50,000	50,585
RELX Capital, Inc. (United Kingdom), 5.25%, 03/27/2035	57,000	58,262
Visa, Inc., 4.15%, 12/14/2035	113,000	108,100

		450,153

Food Products-2.26%
Conagra Brands, Inc., 5.75%, 08/01/2035	50,000	50,272
Flowers Foods, Inc., 5.75%, 03/15/2035	44,000	44,845
General Mills, Inc., 5.25%, 01/30/2035	57,000	57,342
Hershey Co. (The), 5.10%, 02/24/2035	35,000	35,726
J. M. Smucker Co. (The), 4.25%, 03/15/2035	41,000	38,166
Kraft Heinz Foods Co. (The)
5.40%, 03/15/2035	35,000	35,229
5.00%, 07/15/2035	41,000	40,191
The Campbell’s Company, 4.75%, 03/23/2035	48,000	45,987

		347,758

Gas Utilities-0.77%
Atmos Energy Corp., 5.20%, 08/15/2035	40,000	40,559

	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co., 5.95%, 03/15/2035	$35,000	$36,161
Southern California Gas Co., 5.45%, 06/15/2035	40,000	41,067

		117,787

Ground Transportation-1.18%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	50,000	50,970
CSX Corp., 5.05%, 06/15/2035	50,000	50,507
Union Pacific Corp., 5.10%, 02/20/2035	79,000	80,410

		181,887

Health Care Equipment & Supplies-2.38%
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	72,000	73,960
Medtronic, Inc., 4.38%, 03/15/2035	154,000	149,866
Stryker Corp., 5.20%, 02/10/2035	89,000	91,072
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	50,000	51,619

		366,517

Health Care Providers & Services-3.89%
Cencora, Inc., 5.15%, 02/15/2035	45,000	45,361
CVS Health Corp., 4.88%, 07/20/2035	41,000	39,339
Elevance Health, Inc., 5.20%, 02/15/2035	98,000	98,640
HCA, Inc., 5.75%, 03/01/2035	113,000	116,295
Humana, Inc., 5.55%, 05/01/2035	57,000	57,658
McKesson Corp., 5.25%, 05/30/2035	44,000	44,863
Sutter Health, Series 2025, 5.54%, 08/15/2035	38,000	39,628
UnitedHealth Group, Inc.
5.30%, 06/15/2035	78,000	79,763
4.63%, 07/15/2035	79,000	76,751

		598,298

Health Care REITs-1.25%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	35,000	33,810
5.50%, 10/01/2035	36,000	36,514
Healthpeak OP LLC, 5.38%, 02/15/2035	35,000	35,404
Ventas Realty L.P., 5.00%, 01/15/2035	36,000	35,658
Welltower OP LLC, 5.13%, 07/01/2035	50,000	50,323

		191,709

Hotel & Resort REITs-0.29%
Host Hotels & Resorts L.P., 5.50%, 04/15/2035	45,000	44,817

Hotels, Restaurants & Leisure-2.06%
Expedia Group, Inc., 5.40%, 02/15/2035	79,000	80,314
Marriott International, Inc., 5.35%, 03/15/2035	79,000	79,796
McDonald’s Corp.
4.95%, 03/03/2035	74,000	74,520
4.70%, 12/09/2035	47,000	46,309
Starbucks Corp., 5.40%, 05/15/2035	35,000	35,835

		316,774

Household Durables-0.89%
D.R. Horton, Inc., 5.50%, 10/15/2035	55,000	56,361
Meritage Homes Corp., 5.65%, 03/15/2035	25,000	25,256
Toll Brothers Finance Corp., 5.60%, 06/15/2035	54,000	54,859

		136,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)–(continued)

August 31, 2025

	Principal Amount	Value
Household Products-0.17%
Procter & Gamble Co. (The), 4.60%, 05/01/2035	$26,000	$26,223

Independent Power and Renewable Electricity Producers-0.26%
Puget Energy, Inc., 5.73%, 03/15/2035	40,000	40,728

Industrial Conglomerates-1.29%
3M Co., 5.15%, 03/15/2035	37,000	37,613
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	52,000	50,349
Honeywell International, Inc., 5.00%, 03/01/2035	110,000	110,786

		198,748

Insurance-4.46%
Allstate Corp. (The), 5.55%, 05/09/2035	36,000	37,467
American International Group, Inc.
3.88%, 01/15/2035	34,000	31,420
5.45%, 05/07/2035	50,000	51,594
American National Group, Inc., 6.00%, 07/15/2035	50,000	50,576
Arthur J. Gallagher & Co., 5.15%, 02/15/2035	113,000	113,382
Brown & Brown, Inc., 5.55%, 06/23/2035	80,000	81,587
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	168,000	168,779
MetLife, Inc., 5.70%, 06/15/2035	89,000	94,359
Prudential Financial, Inc., 5.20%, 03/14/2035	57,000	58,033

		687,197

Interactive Media & Services-0.65%
Alphabet, Inc., 4.50%, 05/15/2035	101,000	100,220

IT Services-0.36%
International Business Machines Corp., 5.20%, 02/10/2035	54,000	54,886

Machinery-2.59%
Caterpillar, Inc., 5.20%, 05/15/2035	132,000	135,319
Cummins, Inc., 5.30%, 05/09/2035(b)	89,000	90,979
Deere & Co., 5.45%, 01/16/2035	111,000	115,790
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	56,000	57,481

		399,569

Media-2.46%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 6.38%, 10/23/2035	158,000	164,718
Comcast Corp.
5.30%, 05/15/2035(b)	62,000	63,281
5.65%, 06/15/2035	57,000	59,802
4.40%, 08/15/2035	48,000	45,729
6.50%, 11/15/2035	40,000	44,585

		378,115

Metals & Mining-0.72%
Newmont Corp., 5.88%, 04/01/2035	23,000	24,593
Nucor Corp., 5.10%, 06/01/2035	35,000	35,268
Steel Dynamics, Inc., 5.25%, 05/15/2035	50,000	50,665

		110,526

Multi-Utilities-2.12%
Ameren Corp., 5.38%, 03/15/2035	57,000	57,960
Consumers Energy Co., 5.05%, 05/15/2035	50,000	50,428

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
5.45%, 03/15/2035	$65,000	$65,883
Series B, 5.95%, 06/15/2035	44,000	46,348
DTE Electric Co., 5.25%, 05/15/2035	35,000	35,749
NiSource, Inc., 5.35%, 07/15/2035	70,000	70,728

		327,096

Office REITs-0.41%
Boston Properties L.P., 5.75%, 01/15/2035	62,000	62,882

Oil, Gas & Consumable Fuels-11.30%
Chevron USA, Inc., 4.98%, 04/15/2035	57,000	57,971
ConocoPhillips Co., 5.00%, 01/15/2035	101,000	101,042
Coterra Energy, Inc., 5.40%, 02/15/2035	47,000	46,834
Diamondback Energy, Inc., 5.55%, 04/01/2035	108,000	109,262
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	65,000	67,802
Enbridge, Inc. (Canada), 5.55%, 06/20/2035	84,000	85,583
Energy Transfer L.P.
4.90%, 03/15/2035	35,000	33,703
5.70%, 04/01/2035	101,000	102,868
Enterprise Products Operating LLC, 4.95%, 02/15/2035	84,000	83,871
EOG Resources, Inc., 3.90%, 04/01/2035	35,000	32,035
Equinor ASA (Norway), 5.13%, 06/03/2035	48,000	48,909
Expand Energy Corp., 5.70%, 01/15/2035	57,000	57,863
HF Sinclair Corp., 6.25%, 01/15/2035	67,000	68,978
Kinder Morgan Energy Partners L.P., 5.80%, 03/15/2035	24,000	24,823
Kinder Morgan, Inc., 5.85%, 06/01/2035	57,000	59,248
Marathon Petroleum Corp., 5.70%, 03/01/2035	74,000	75,611
MPLX L.P., 5.40%, 04/01/2035	79,000	78,477
Phillips 66 Co., 4.95%, 03/15/2035	40,000	39,219
Plains All American Pipeline L.P., 5.95%, 06/15/2035	79,000	81,419
Shell Finance US, Inc., 4.13%, 05/11/2035	98,000	93,137
Targa Resources Corp.
5.50%, 02/15/2035	79,000	79,716
5.55%, 08/15/2035	79,000	79,612
Viper Energy Partners LLC, 5.70%, 08/01/2035	90,000	90,297
Williams Cos., Inc. (The)
5.60%, 03/15/2035	79,000	81,111
5.30%, 09/30/2035	60,000	60,082

		1,739,473

Pharmaceuticals-2.37%
Eli Lilly and Co., 5.10%, 02/12/2035	111,000	113,808
GlaxoSmithKline Capital, Inc. (United Kingdom), 4.88%, 04/15/2035	37,000	37,057
Johnson & Johnson, 5.00%, 03/01/2035	111,000	114,201
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035	100,000	100,498

		365,564

Professional Services-1.09%
Paychex, Inc., 5.60%, 04/15/2035	98,000	101,476
Verisk Analytics, Inc., 5.25%, 03/15/2035	65,000	65,592

		167,068

Real Estate Management & Development-0.23%
CBRE Services, Inc., 5.50%, 06/15/2035	35,000	35,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)–(continued)

August 31, 2025

	Principal Amount	Value
Residential REITs-0.39%
American Homes 4 Rent L.P., 5.25%, 03/15/2035	$35,000	$35,165
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	25,000	24,438

		59,603

Retail REITs-0.55%
Kimco Realty OP LLC, 4.85%, 03/01/2035	35,000	34,529
Realty Income Corp., 5.13%, 04/15/2035(b)	50,000	50,394

		84,923

Semiconductors & Semiconductor Equipment-4.02%
Applied Materials, Inc., 5.10%, 10/01/2035	25,000	25,737
Broadcom, Inc., 5.20%, 07/15/2035	200,000	201,899
Marvell Technology, Inc., 5.45%, 07/15/2035	40,000	40,698
Micron Technology, Inc.
5.80%, 01/15/2035	79,000	81,696
6.05%, 11/01/2035	111,000	116,676
QUALCOMM, Inc.
4.65%, 05/20/2035	59,000	58,812
5.00%, 05/20/2035(b)	50,000	50,525
Texas Instruments, Inc., 5.10%, 05/23/2035	42,000	42,967

		619,010

Software-4.15%
Adobe, Inc., 5.30%, 01/17/2035	34,000	35,580
Autodesk, Inc., 5.30%, 06/15/2035	34,000	34,619
Microsoft Corp.
3.50%, 02/12/2035	113,000	106,262
4.20%, 11/03/2035	45,000	44,613
Oracle Corp.
3.90%, 05/15/2035	101,000	91,135
5.50%, 08/03/2035(b)	136,000	138,677
Synopsys, Inc., 5.15%, 04/01/2035	187,000	188,702

		639,588

Specialized REITs-1.30%
American Tower Corp., 5.40%, 01/31/2035	50,000	51,356
Extra Space Storage L.P., 5.40%, 06/15/2035	35,000	35,348
Prologis L.P.
5.00%, 01/31/2035(b)	55,000	55,322
5.25%, 05/15/2035	57,000	58,148

		200,174

Specialty Retail-1.63%
AutoNation, Inc., 5.89%, 03/15/2035	35,000	35,788
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	41,000	42,296
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	48,000	46,704
5.50%, 04/01/2035	89,000	90,697
Leidos, Inc., 5.50%, 03/15/2035	35,000	35,844

		251,329

Technology Hardware, Storage & Peripherals-1.42%
Apple, Inc., 4.75%, 05/12/2035	89,000	90,432
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035(b)	47,000	50,405

Investment Abbreviations:

DAC -Designated Activity Co.

REIT-Real Estate Investment Trust

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
HP, Inc., 6.10%, 04/25/2035	$35,000	$36,613
NetApp, Inc., 5.70%, 03/17/2035	40,000	41,247

		218,697

Textiles, Apparel & Luxury Goods-0.44%
Tapestry, Inc., 5.50%, 03/11/2035	67,000	67,761

Tobacco-1.72%
Altria Group, Inc., 5.63%, 02/06/2035	54,000	55,486
B.A.T. Capital Corp. (United Kingdom), 5.63%, 08/15/2035	79,000	81,094
Philip Morris International, Inc., 4.88%, 04/30/2035	60,000	59,474
Reynolds American, Inc. (United Kingdom), 5.70%, 08/15/2035	67,000	68,983

		265,037

Trading Companies & Distributors-0.23%
GATX Corp., 5.50%, 06/15/2035	35,000	35,658

Water Utilities-0.25%
American Water Capital Corp., 5.25%, 03/01/2035	38,000	38,682

Wireless Telecommunication Services-0.98%
T-Mobile USA, Inc.
4.70%, 01/15/2035(b)	74,000	71,761
5.30%, 05/15/2035	79,000	79,810

		151,571

Total U.S. Dollar Denominated Bonds & Notes (Cost $14,917,246)		15,091,948

	Shares
Money Market Funds-0.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $79,351)	79,351	79,351

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.52% (Cost $14,996,597)		15,171,299

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.45%
Invesco Private Government Fund, 4.28%(c)(d)(e)	147,715	147,715
Invesco Private Prime Fund, 4.46%(c)(d)(e)	383,814	383,929

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $531,619)		531,644

TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $15,528,216)		15,702,943
OTHER ASSETS LESS LIABILITIES-(1.97)%		(302,921)

NET ASSETS-100.00%		$15,400,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$176,317	$(96,966)	$-	$-	$79,351	$494

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	832,562	(684,847)	-	-	147,715	517	*
Invesco Private Prime Fund	-	845,104	(461,194)	25	(6)	383,929	1,235	*

Total	$-	$1,853,983	$(1,243,007)	$25	$(6)	$610,995	$2,246

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-18.79%
Aerospace & Defense-4.50%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	$30,290,000	$32,073,112

Energy Equipment & Services-1.11%
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	7,902,000	7,886,700

Financial Services-3.78%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	26,932,000	26,960,691

Hotels, Restaurants & Leisure-4.21%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	16,832,000	17,763,853
Travel + Leisure Co., 6.60%, 10/01/2025	12,263,000	12,270,701

		30,034,554

Insurance-2.51%
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	16,830,000	17,883,962

	Principal Amount	Value
Metals & Mining-0.09%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	$666,000	$681,757

Specialty Retail-2.59%
Penske Automotive Group, Inc., 3.50%, 09/01/2025	18,509,000	18,509,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $133,807,289)		134,029,776

	Shares
Money Market Funds-80.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $574,745,041)	574,745,041	574,745,041

TOTAL INVESTMENTS IN SECURITIES-99.37% (Cost $708,552,330)		708,774,817
OTHER ASSETS LESS LIABILITIES-0.63%		4,517,349

NET ASSETS-100.00%.		$713,292,166

Investment Abbreviations:

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $103,250,075, which represented 14.48% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$51,739,099	$1,400,508,147	$(877,502,205)	$-	$-	$574,745,041	$8,025,746

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	26,335,623	101,326,602	(127,662,225)	-	-	-	777,797	*
Invesco Private Prime Fund	68,703,804	228,220,182	(296,911,282)	(3,676)	(9,028)	-	2,070,138	*

Total	$146,778,526	$1,730,054,931	$(1,302,075,712)	$(3,676)	$(9,028)	$574,745,041	$10,873,681

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

August 31, 2025

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.37%
Aerospace & Defense-3.77%
Bombardier, Inc. (Canada)
7.13%, 06/15/2026(b)	$2,976,000	$2,992,329
8.75%, 11/15/2030(b)(c)	14,792,000	15,959,636
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	21,850,000	24,091,155

		43,043,120

Automobile Components-0.63%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	7,980,000	7,143,058

Banks-0.96%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	9,860,000	10,942,263

Capital Markets-2.45%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	13,812,000	15,093,339
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	12,866,000	12,874,247

		27,967,586

Chemicals-2.92%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	10,846,000	11,492,476
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	3,969,000	3,873,864
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	13,597,000	13,520,084
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	4,473,000	4,470,810

		33,357,234

Commercial Services & Supplies-2.63%
Crown Americas LLC/Crown Americas
Capital Corp. V, 4.25%, 09/30/2026	7,892,000	7,861,406
Matthews International Corp., 8.63%, 10/01/2027(b)(c)	5,370,000	5,569,657
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	15,777,000	16,576,010

		30,007,073

Communications Equipment-1.06%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	12,521,000	12,145,173

Construction & Engineering-0.47%
INNOVATE Corp., 10.50%, 02/01/2027(b)	6,070,350	5,334,320

Consumer Finance-3.80%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	14,235,000	15,221,884
Navient Corp., 6.75%, 06/15/2026(c)	9,868,000	9,982,074
OneMain Finance Corp., 7.13%, 03/15/2026(c)	8,366,000	8,463,406
SLM Corp., 3.13%, 11/02/2026(c)	9,867,000	9,680,333

		43,347,697

	Principal Amount	Value
Consumer Staples Distribution & Retail-1.29%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	$14,791,000	$14,695,181

Containers & Packaging-1.31%
Ball Corp., 4.88%, 03/15/2026	5,024,000	5,016,733
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	6,900,000	7,107,110
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	2,791,000	2,787,129

		14,910,972

Distributors-2.19%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	7,914,000	8,253,400
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	15,780,000	16,788,784

		25,042,184

Diversified Consumer Services-0.62%
Graham Holdings Co., 5.75%, 06/01/2026(b)	7,153,000	7,126,310

Diversified REITs-4.14%
Uniti Group L.P./Uniti Group Finance 2019,
Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	44,876,000	47,249,492

Diversified Telecommunication Services-4.89%
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	18,573,000	18,766,475
8.75%, 05/15/2030(b)(c)	21,321,000	22,300,274
8.63%, 03/15/2031(b)	13,932,000	14,798,612

		55,865,361

Electric Utilities-7.50%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	23,675,000	25,297,543
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	2,425,000	2,420,454
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	17,886,000	17,871,044
7.75%, 10/15/2031(b)(c)	28,601,000	30,405,895
XPLR Infrastructure Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	9,867,000	9,674,675

		85,669,611

Electrical Equipment-2.15%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	24,116,000	24,504,316

Energy Equipment & Services-1.45%
Permian Resources Operating LLC
8.00%, 04/15/2027(b)	9,997,000	10,190,332
9.88%, 07/15/2031(b)(c)	5,906,000	6,430,252

		16,620,584

Entertainment-0.48%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	5,458,000	5,473,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

August 31, 2025

	Principal Amount	Value
Financial Services-7.72%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	$13,320,000	$14,195,963
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	19,677,000	21,754,124
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)	7,895,000	7,928,333
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	5,461,000	5,467,608
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	9,868,000	9,852,929
NCR Atleos Corp., 9.50%, 04/01/2029(b)	26,640,000	28,903,388

		88,102,345

Gas Utilities-1.11%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	12,825,000	12,664,949

Ground Transportation-0.80%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	9,860,000	9,148,763

Health Care Providers & Services-4.83%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)(c)	14,810,000	15,739,539
LifePoint Health, Inc.
9.88%, 08/15/2030(b)(c)	14,315,000	15,517,761
11.00%, 10/15/2030(b)(c)	19,676,000	21,714,925
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	2,154,000	2,182,250

		55,154,475

Hotel & Resort REITs-0.85%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)(c)	9,863,000	9,744,903

Hotels, Restaurants & Leisure-5.70%
Brinker International, Inc., 8.25%, 07/15/2030(b)(c)	6,446,000	6,858,247
CCM Merger, Inc., 6.38%, 05/01/2026(b)	4,689,000	4,696,409
CEC Entertainment LLC, 6.75%, 05/01/2026(b)(c)	12,825,000	12,790,207
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	5,296,000	5,296,280
MGM Resorts International, 4.63%, 09/01/2026(c)	7,281,000	7,237,669
Travel + Leisure Co., 6.63%, 07/31/2026(b)	12,826,000	12,941,229
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	14,205,000	15,313,445

		65,133,486

Household Durables-1.28%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	14,583,000	14,588,176

Insurance-1.33%
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	14,305,000	15,140,614

Life Sciences Tools & Services-1.71%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	19,533,000	19,527,750

Machinery-0.94%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	10,018,000	10,736,311

	Principal Amount	Value
Marine Transportation-1.44%
NCL Corp. Ltd., 8.13%, 01/15/2029(b)	$15,580,000	$16,393,650

Media-7.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	13,916,000	13,938,975
DISH DBS Corp., 5.25%, 12/01/2026(b)	43,369,000	42,105,346
Radiate Holdco LLC/Radiate Finance, Inc., 6.25%, 09/25/2029(b)(c)(d)	9,903,880	8,853,160
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	17,942,000	17,842,334
TEGNA, Inc., 4.75%, 03/15/2026(b)	5,242,000	5,247,834

		87,987,649

Metals & Mining-0.93%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	11,347,000	10,637,239

Mortgage REITs-0.68%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	7,890,000	7,775,459

Oil, Gas & Consumable Fuels-5.83%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	5,436,000	5,440,492
Buckeye Partners L.P., 3.95%, 12/01/2026	11,834,000	11,699,207
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	11,213,000	11,231,990
Civitas Resources, Inc., 5.00%, 10/15/2026(b)(c)	7,894,000	7,877,517
Range Resources Corp., 8.25%, 01/15/2029	11,833,000	12,151,107
SM Energy Co., 6.75%, 09/15/2026	8,275,000	8,265,292
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	9,859,000	9,864,173

		66,529,778

Real Estate Management & Development-1.47%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	7,890,000	8,466,018
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	7,886,000	8,356,100

		16,822,118

Software-1.65%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	4,180,000	4,184,974
Fair Isaac Corp., 5.25%, 05/15/2026(b)	7,276,000	7,289,598
RingCentral, Inc., 8.50%, 08/15/2030(b)	6,908,000	7,378,083

		18,852,655

Specialty Retail-0.85%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	9,470,000	9,760,795

Technology Hardware, Storage & Peripherals-0.86%
Western Digital Corp., 4.75%, 02/15/2026	9,821,000	9,811,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

August 31, 2025

	Principal Amount	Value
Textiles, Apparel & Luxury Goods-1.98%
Hanesbrands, Inc., 9.00%, 02/15/2031(b)(c)	$11,783,000	$12,538,514
Under Armour, Inc., 3.25%, 06/15/2026	10,189,000	10,063,333

		22,601,847

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,071,861,474)		1,077,559,764

	Shares
Money Market Funds-7.52%
Invesco Government & Agency Portfolio,
Institutional Class, 4.21%(e)(f) (Cost $85,881,696)	85,881,696	85,881,696

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.89% (Cost $1,157,743,170)		1,163,441,460

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.10%
Invesco Private Government Fund, 4.28%(e)(f)(g)	32,048,627	$32,048,627
Invesco Private Prime Fund, 4.46%(e)(f)(g)	83,327,267	83,352,265

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,395,077)		115,400,892

TOTAL INVESTMENTS IN SECURITIES-111.99% (Cost $1,273,138,247)		1,278,842,352
OTHER ASSETS LESS LIABILITIES-(11.99)%		(136,964,040)

NET ASSETS-100.00%		$1,141,878,312

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $930,969,794, which represented 81.53% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,201,671	$577,813,576	$(501,133,551)	$-	$-	$85,881,696	$1,337,059

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	39,509,241	225,452,575	(232,913,189)	-	-	32,048,627	1,668,484	*
Invesco Private Prime Fund	103,085,105	512,340,223	(532,056,662)	(2,863)	(13,538)	83,352,265	4,482,643	*

Total	$151,796,017	$1,315,606,374	$(1,266,103,402)	$(2,863)	$(13,538)	$201,282,588	$7,488,186

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

August 31, 2025

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.34%
Aerospace & Defense-0.51%
Moog, Inc., 4.25%, 12/15/2027(b)(c)	$3,138,000	$3,091,212

Automobile Components-3.57%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	3,118,000	3,140,871
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	2,165,000	2,157,585
5.75%, 07/15/2027(b)(c)	1,762,000	1,753,793
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	4,230,000	4,487,768
Dana, Inc., 5.38%, 11/15/2027	2,495,000	2,492,718
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	4,370,000	4,341,904
United Rentals (North America), Inc., 5.50%, 05/15/2027	3,132,000	3,131,658

		21,506,297

Automobiles-0.41%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	2,505,000	2,485,163

Banks-0.56%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	3,353,000	3,363,877

Broadline Retail-2.03%
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	11,293,000	12,220,664

Building Products-0.77%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	2,195,000	2,180,983
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	2,506,000	2,467,462

		4,648,445

Capital Markets-1.48%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	9,111,000	8,894,202

Chemicals-3.05%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	3,138,000	3,126,090
Chemours Co. (The), 5.38%, 05/15/2027(c)	3,104,000	3,094,829
HB Fuller Co., 4.00%, 02/15/2027	1,739,000	1,720,961
Methanex Corp. (Canada), 5.13%, 10/15/2027	4,390,000	4,373,231
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)(c)	2,036,000	2,074,358
SNF Group SACA (France), 3.13%, 03/15/2027(b)	2,023,000	1,966,031
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	2,032,000	2,022,967

		18,378,467

Commercial Services & Supplies-4.95%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	3,762,000	3,732,329

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Clean Harbors, Inc., 4.88%, 07/15/2027(b)(c)	$3,421,000	$3,407,303
CoreCivic, Inc., 4.75%, 10/15/2027	1,383,000	1,360,210
Enviri Corp., 5.75%, 07/31/2027(b)(c)	2,977,000	2,945,751
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	3,573,000	3,549,994
GEO Group, Inc. (The), 10.25%, 04/15/2031	3,920,000	4,323,968
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	2,299,000	2,308,543
Prime Security Services Borrower LLC/ Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	6,274,000	6,083,634
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)(c)	2,081,000	2,107,786

		29,819,518

Communications Equipment-0.77%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	4,700,000	4,655,504

Construction & Engineering-0.45%
Pike Corp., 8.63%, 01/31/2031(b)	2,512,000	2,691,274

Consumer Finance-2.08%
Navient Corp.
5.00%, 03/15/2027(c)	4,390,000	4,360,913
11.50%, 03/15/2031	3,138,000	3,544,340
OneMain Finance Corp., 3.50%, 01/15/2027(c)	4,699,000	4,601,656

		12,506,909

Consumer Staples Distribution & Retail-3.06%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	8,463,000	8,418,376
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	3,137,000	3,332,670
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	6,644,000	6,639,155

		18,390,201

Containers & Packaging-6.86%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	3,762,000	3,765,117
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)(c)	1,744,000	1,724,829
LABL, Inc., 10.50%, 07/15/2027(b)(c)	4,324,000	3,855,762
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(b)(c)	16,900,000	17,122,286
9.25%, 04/15/2027(b)	8,422,000	8,391,603
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	3,835,000	3,835,013
Sealed Air Corp., 4.00%, 12/01/2027(b)	2,669,075	2,614,913

		41,309,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

August 31, 2025

	Principal Amount	Value
Diversified Consumer Services-1.36%
Service Corp. International, 4.63%, 12/15/2027	$3,448,000	$3,432,795
Sotheby’s, 7.38%, 10/15/2027(b)(c)	4,798,000	4,769,177

		8,201,972

Diversified Telecommunication Services-4.19%
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	7,207,000	7,209,879
Level 3 Financing, Inc., 10.75%, 12/15/2030(b)(c)	2,340,350	2,647,474
Maya S.A.S. (France), 8.50%, 04/15/2031(b)(c)	5,954,000	6,410,346
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	9,266,000	8,970,773

		25,238,472

Electric Utilities-1.91%
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	8,147,000	8,130,094
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	3,452,000	3,387,962

		11,518,056

Electrical Equipment-0.70%
EnerSys, 4.38%, 12/15/2027(b)(c)	1,737,000	1,708,047
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)(c)	2,505,000	2,494,140

		4,202,187

Energy Equipment & Services-2.12%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	3,523,000	3,628,468
Nabors Industries, Inc., 7.38%, 05/15/2027(b)(c)	4,360,000	4,435,524
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	4,700,000	4,703,939

		12,767,931

Entertainment-2.68%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	7,523,000	7,606,610
4.75%, 10/15/2027(b)(c)	5,938,000	5,892,271
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	2,508,000	2,601,689

		16,100,570

Financial Services-2.65%
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	4,380,000	4,496,017
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	2,140,000	2,045,458
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	3,758,000	3,753,450
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	2,505,000	2,504,691
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	3,137,000	3,135,683

		15,935,299

	Principal Amount	Value
Gas Utilities-0.53%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	$3,210,000	$3,205,481

Health Care Equipment & Supplies-0.88%
Teleflex, Inc., 4.63%, 11/15/2027	3,137,000	3,105,286
Varex Imaging Corp., 7.88%, 10/15/2027(b)(c)	2,134,000	2,177,585

		5,282,871

Health Care Providers & Services-3.12%
Tenet Healthcare Corp.
6.25%, 02/01/2027	9,372,000	9,383,996
5.13%, 11/01/2027	9,405,000	9,383,794

		18,767,790

Health Care REITs-1.38%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	8,782,000	8,325,007

Health Care Technology-0.31%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)(c)	1,880,000	1,873,160

Hotel & Resort REITs-1.19%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,374,000	4,365,886
Service Properties Trust, 5.50%, 12/15/2027	2,821,000	2,786,228

		7,152,114

Hotels, Restaurants & Leisure-5.60%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	2,400,000	2,404,966
Boyd Gaming Corp., 4.75%, 12/01/2027	6,270,000	6,224,783
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	3,759,000	3,751,366
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	4,705,000	4,701,201
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	2,505,000	2,504,094
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	3,022,000	3,015,861
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	3,126,000	3,112,992
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	2,326,000	2,357,889
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	5,624,000	5,631,266

		33,704,418

Household Durables-1.71%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	2,244,000	2,241,358
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	3,127,000	3,118,587
Newell Brands, Inc., 6.38%, 09/15/2027(c)	3,127,000	3,171,344
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	1,734,000	1,734,439

		10,265,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

August 31, 2025

	Principal Amount	Value
Household Products-0.30%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	$1,784,000	$1,801,546

Insurance-2.86%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	4,697,000	4,633,294
6.75%, 10/15/2027(b)	8,405,000	8,430,417
USI, Inc., 7.50%, 01/15/2032(b)	3,885,000	4,121,177

		17,184,888

Interactive Media & Services-3.48%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	2,821,000	2,807,843
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	10,747,000	10,742,066
WarnerMedia Holdings, Inc., 3.76%, 03/15/2027(c)	7,490,000	7,382,706

		20,932,615

IT Services-1.60%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	2,819,000	2,783,626
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	2,817,000	2,809,202
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)(c)	3,760,000	4,054,630

		9,647,458

Machinery-1.62%
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	9,780,000	9,758,903

Media-10.42%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	1,850,000	1,722,424
Belo Corp.
7.75%, 06/01/2027	1,112,000	1,158,765
7.25%, 09/15/2027	1,508,000	1,566,349
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)(c)	20,376,000	20,286,046
CSC Holdings LLC, 5.50%, 04/15/2027(b)	7,448,000	7,168,371
DISH Network Corp., 11.75%, 11/15/2027(b)	20,282,000	21,456,197
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	9,405,000	9,368,429

		62,726,581

Metals & Mining-0.14%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	867,000	867,998

Mortgage REITs-0.86%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	2,104,000	2,058,717
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	3,137,000	3,103,365

		5,162,082

Office REITs-0.37%
Office Properties Income Trust, 3.25%, 03/15/2027(b)	2,678,654	2,229,874

	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.24%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	$1,979,000	$2,393,403
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	3,120,000	3,313,103
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	2,035,000	2,031,494
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	2,596,000	2,686,603
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,744,000	1,747,365
NuStar Logistics L.P., 5.63%, 04/28/2027	3,452,000	3,472,612
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	3,118,000	3,117,978
SM Energy Co., 6.63%, 01/15/2027	2,611,000	2,614,572
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	2,495,000	2,493,509
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	12,540,000	13,662,380

		37,533,019

Passenger Airlines-0.58%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	3,427,000	3,488,672

Personal Care Products-0.89%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)(c)	5,168,000	5,348,782

Professional Services-0.92%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	3,137,000	3,088,709
Korn Ferry, 4.63%, 12/15/2027(b)(c)	2,504,000	2,464,341

		5,553,050

Retail REITs-0.51%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	3,120,000	3,068,458

Software-0.95%
Gen Digital, Inc., 6.75%, 09/30/2027(b)(c)	5,640,000	5,744,853

Specialized REITs-2.56%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	6,245,000	6,209,017
SBA Communications Corp., 3.88%, 02/15/2027(c)	9,376,000	9,222,454

		15,431,471

Specialty Retail-0.41%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	2,505,000	2,483,847

Textiles, Apparel & Luxury Goods-0.50%
VF Corp., 2.80%, 04/23/2027(c)	3,130,000	3,024,337

Trading Companies & Distributors-1.25%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	7,524,000	7,520,546

Total U.S. Dollar Denominated Bonds & Notes (Cost $580,003,700)		586,011,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

August 31, 2025

	Shares	Value
Money Market Funds-6.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $38,465,155)	38,465,155	$38,465,155

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.73% (Cost $618,468,855)		624,476,447

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.25%
Invesco Private Government Fund, 4.28%(d)(e)(f)	28,838,314	28,838,314

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	74,961,594	$74,984,082

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,816,688)		103,822,396
TOTAL INVESTMENTS IN SECURITIES-120.98% (Cost $722,285,543)		728,298,843
OTHER ASSETS LESS LIABILITIES-(20.98)%		(126,308,954)

NET ASSETS-100.00%		$601,989,889

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $433,131,121, which represented 71.95% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,229,587	$143,684,056	$(106,448,488)	$-	$-	$38,465,155	$307,509

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,664,998	142,568,066	(133,394,750)	-	-	28,838,314	1,033,075	*

Invesco Private Prime Fund	51,316,130	333,176,011	(309,503,131)	1,507	(6,435)	74,984,082	2,785,346	*

Total	$72,210,715	$619,428,133	$(549,346,369)	$1,507	$(6,435)	$142,287,551	$4,125,930

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.04%
Aerospace & Defense-2.57%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$2,196,000	$2,199,929
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	1,177,000	1,150,690
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	2,049,000	2,045,118
TransDigm, Inc., 6.75%, 08/15/2028(b)	6,163,000	6,343,498

		11,739,235

Automobile Components-4.61%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	1,137,000	1,138,212
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	1,467,000	1,382,692
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	1,467,000	1,422,432
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	2,199,000	2,249,456
Dana, Inc., 5.63%, 06/15/2028	1,172,000	1,172,144
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	1,467,000	1,423,670
Tenneco, Inc., 8.00%, 11/17/2028(b)	5,573,000	5,576,697
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	4,898,000	4,874,041
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	1,760,000	1,783,998

		21,023,342

Automobiles-0.12%
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	570,000	569,376

Banks-0.55%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)(c)	2,343,000	2,507,162

Biotechnology-0.67%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	1,279,000	1,072,123
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	2,064,000	2,001,859

		3,073,982

Building Products-1.01%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	1,141,000	1,187,682
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	1,719,000	1,700,646
9.75%, 07/15/2028(b)	430,000	432,962
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	1,316,000	1,299,287

		4,620,577

Capital Markets-0.61%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	2,935,000	2,786,810

Chemicals-5.75%
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	2,295,000	2,212,134

	Principal Amount	Value
Chemicals-(continued)
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)(c)	$1,543,000	$1,301,976
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	1,616,000	1,615,191
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	2,343,000	2,272,738
HB Fuller Co., 4.25%, 10/15/2028	851,000	827,180
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	995,000	856,944
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	1,305,000	1,308,260
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	1,616,000	1,549,436
LSB Industries, Inc., 6.25%, 10/15/2028(b)	1,308,000	1,299,067
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	1,141,000	1,126,612
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)(c)	2,396,000	2,298,228
9.75%, 11/15/2028(b)	4,986,000	5,233,320
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	3,230,000	3,158,769
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	1,177,000	1,149,982

		26,209,837

Commercial Services & Supplies-3.45%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	2,274,000	2,224,470
4.63%, 06/01/2028(b)	3,598,000	3,514,129
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	1,141,000	1,177,877
GFL Environmental, Inc., 4.00%, 08/01/2028(b)(c)	2,205,000	2,151,208
Interface, Inc., 5.50%, 12/01/2028(b)	856,000	852,816
Madison IAQ LLC, 4.13%, 06/30/2028(b)	2,055,000	1,999,519
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	3,811,000	3,813,360

		15,733,379

Communications Equipment-0.25%
Viasat, Inc., 6.50%, 07/15/2028(b)	1,177,000	1,146,774

Construction & Engineering-1.00%
Fluor Corp., 4.25%, 09/15/2028(c)	1,488,000	1,465,110
Pike Corp., 5.50%, 09/01/2028(b)(c)	2,130,000	2,132,205
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)(c)	923,000	944,358

		4,541,673

Construction Materials-0.76%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	2,087,000	2,010,057
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	1,467,000	1,444,561

		3,454,618

Consumer Finance-2.31%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	1,762,000	1,862,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

August 31, 2025

	Principal Amount	Value
Consumer Finance-(continued)
Enova International, Inc., 11.25%, 12/15/2028(b)	$1,177,000	$1,255,780
FirstCash, Inc., 4.63%, 09/01/2028(b)	1,467,000	1,441,489
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	1,616,000	1,701,793
Navient Corp., 4.88%, 03/15/2028	1,467,000	1,439,779
OneMain Finance Corp., 3.88%, 09/15/2028(c)	1,762,000	1,690,364
PRA Group, Inc., 8.38%, 02/01/2028(b)	1,134,000	1,168,916

		10,560,441

Consumer Staples Distribution & Retail-2.12%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	2,200,000	2,243,912
Aramark Services, Inc., 5.00%, 02/01/2028(b)	3,379,000	3,357,250
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,177,000	1,071,450
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,467,000	1,465,828
US Foods, Inc., 6.88%, 09/15/2028(b)	1,467,000	1,513,294

		9,651,734

Containers & Packaging-3.69%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	1,761,000	1,665,742
Ball Corp., 6.88%, 03/15/2028	2,197,000	2,244,156
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	1,307,000	1,288,750
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	1,495,000	1,498,687
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)(c)	1,317,000	1,268,829
Iris Holding, Inc., 10.00%, 12/15/2028(b)	1,177,000	1,081,125
LABL, Inc.
5.88%, 11/01/2028(b)	1,467,000	1,166,196
9.50%, 11/01/2028(b)	856,000	714,520
Sealed Air Corp., 6.13%, 02/01/2028(b)	2,273,000	2,307,227
Silgan Holdings, Inc., 4.13%, 02/01/2028	1,672,000	1,628,326
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	1,822,000	1,950,613

		16,814,171

Diversified Consumer Services-0.26%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	1,189,000	1,184,984

Diversified REITs-0.36%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	1,672,000	1,632,756

Diversified Telecommunication Services-2.72%
CommScope LLC, 7.13%, 07/01/2028(b)	1,880,000	1,887,520
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	4,551,000	4,542,227
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	510,000	470,475

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Maya S.A.S. (France), 7.00%, 10/15/2028(b)(c)	$2,502,000	$2,547,914
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	3,173,000	2,950,258

		12,398,394

Electric Utilities-1.04%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	1,876,000	1,829,529
PG&E Corp., 5.00%, 07/01/2028	2,933,000	2,901,430

		4,730,959

Electrical Equipment-0.47%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	2,050,000	2,122,521

Energy Equipment & Services-1.59%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	2,344,000	2,353,315
Bristow Group, Inc., 6.88%, 03/01/2028(b)	1,177,000	1,179,800
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	2,344,000	2,370,642
Oceaneering International, Inc., 6.00%, 02/01/2028	571,000	577,270
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	752,708	774,411

		7,255,438

Entertainment-0.80%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	2,242,000	2,229,728
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)(c)	1,467,000	1,430,502

		3,660,230

Financial Services-3.08%
AG Issuer LLC, 6.25%, 03/01/2028(b)	1,467,000	1,470,967
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	1,172,000	1,171,089
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	1,762,000	1,870,758
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	2,910,000	2,825,972
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	1,470,000	1,295,677
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	2,932,000	2,925,515
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	2,494,000	2,490,540

		14,050,518

Food Products-1.67%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	2,343,000	2,305,792
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)(c)	1,250,000	1,233,428
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	1,467,000	1,462,273
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	1,252,000	1,259,577
TreeHouse Foods, Inc., 4.00%, 09/01/2028	1,467,000	1,364,411

		7,625,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

August 31, 2025

	Principal Amount	Value
Gas Utilities-0.33%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	$1,448,000	$1,495,519

Health Care Equipment & Supplies-1.48%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	3,980,000	4,150,742
Hologic, Inc., 4.63%, 02/01/2028(b)	1,177,000	1,166,412
Teleflex, Inc., 4.25%, 06/01/2028(b)	1,467,000	1,438,281

		6,755,435

Health Care Providers & Services-4.24%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)(c)	1,317,000	1,311,373
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	4,551,000	4,481,879
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	425
LifePoint Health, Inc., 8.38%, 02/15/2032(b)	2,050,000	2,174,107
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	2,343,000	2,284,997
Tenet Healthcare Corp.
4.63%, 06/15/2028	1,763,000	1,744,386
6.13%, 10/01/2028	7,339,000	7,348,885

		19,346,052

Health Care REITs-0.30%
Diversified Healthcare Trust, 4.75%, 02/15/2028	1,467,000	1,383,249

Hotel & Resort REITs-0.73%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	2,130,000	2,129,472
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	1,172,000	1,207,087

		3,336,559

Hotels, Restaurants & Leisure-3.79%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	2,197,000	2,162,782
Acushnet Co., 7.38%, 10/15/2028(b)	994,000	1,041,614
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	2,055,000	2,034,186
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	1,205,000	1,154,560
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	1,467,000	1,470,610
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)(c)	1,986,000	1,993,940
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	994,000	975,832
MGM Resorts International, 4.75%, 10/15/2028(c)	2,197,000	2,188,205
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	848,000	853,604
Station Casinos LLC, 4.50%, 02/15/2028(b)	2,023,000	1,995,256
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	1,467,000	1,433,212

		17,303,801

	Principal Amount	Value
Household Durables-1.97%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	$851,000	$884,364
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	856,000	857,087
LGI Homes, Inc., 8.75%, 12/15/2028(b)(c)	1,141,000	1,195,886
M/I Homes, Inc., 4.95%, 02/01/2028	1,175,000	1,163,543
Newell Brands, Inc., 8.50%, 06/01/2028(b)	3,664,000	3,877,336
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	999,000	1,018,792

		8,997,008

Household Products-0.80%
Central Garden & Pet Co., 5.13%, 02/01/2028	848,000	846,720
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	1,708,000	1,681,452
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	1,139,000	1,132,512

		3,660,684

Independent Power and Renewable Electricity Producers-2.93%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)	1,176,000	1,141,799
Calpine Corp.
4.50%, 02/15/2028(b)	3,663,000	3,630,165
5.13%, 03/15/2028(b)	4,107,000	4,106,555
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	2,494,000	2,467,771
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	2,055,000	2,038,792

		13,385,082

Insurance-0.82%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)(c)	3,670,000	3,746,439

Interactive Media & Services-1.21%
Cars.com, Inc., 6.38%, 11/01/2028(b)(c)	1,174,000	1,176,959
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(c)	1,467,000	1,445,805
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	2,935,000	2,882,887

		5,505,651

IT Services-2.87%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)(c)	994,000	969,882
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	1,177,000	1,180,868
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	2,784,000	2,709,490
ASGN, Inc., 4.63%, 05/15/2028(b)	1,616,000	1,582,767
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	1,220,000	1,210,116
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	3,020,000	3,202,245
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	1,320,000	1,281,476
Virtusa Corp., 7.13%, 12/15/2028(b)(c)	998,000	974,918

		13,111,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

August 31, 2025

	Principal Amount	Value
Machinery-1.44%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	$998,000	$955,466
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	1,468,000	1,553,071
Titan International, Inc., 7.00%, 04/30/2028(c)	1,170,000	1,173,448
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	1,756,000	1,816,951
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	1,141,000	1,048,612

		6,547,548

Media-10.70%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	1,749,000	1,453,443
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	7,337,000	7,281,829
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	2,935,000	2,857,397
CSC Holdings LLC
5.38%, 02/01/2028(b)	2,810,000	2,581,423
11.25%, 05/15/2028(b)(c)	2,763,000	2,763,887
Discovery Communications LLC, 3.95%, 03/20/2028	3,662,000	3,542,289
DISH DBS Corp., 5.75%, 12/01/2028(b)	6,572,000	6,190,292
GCI LLC, 4.75%, 10/15/2028(b)	1,762,000	1,717,554
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	810,000	697,106
Lamar Media Corp., 3.75%, 02/15/2028(c)	1,749,000	1,701,859
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	2,426,000	2,440,252
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	5,869,000	5,668,007
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)(c)	1,160,000	1,158,206
TEGNA, Inc., 4.63%, 03/15/2028(c)	2,935,000	2,921,682
Univision Communications, Inc., 8.00%, 08/15/2028(b)(c)	4,225,000	4,388,495
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	1,468,000	1,438,370

		48,802,091

Metals & Mining-0.52%
Constellium SE, 5.63%, 06/15/2028(b)	924,000	919,420
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)(c)	1,467,000	1,443,123

		2,362,543

Oil, Gas & Consumable Fuels-6.82%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	913,000	896,880
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	3,959,000	4,116,438
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	608,000	602,680
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	1,468,000	1,575,437
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	1,076,000	1,120,368
CVR Energy, Inc., 5.75%, 02/15/2028(b)	1,177,000	1,147,945

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$1,177,000	$1,182,551
Global Marine, Inc., 7.00%, 06/01/2028	738,000	688,185
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	678,000	718,312
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	1,566,000	1,563,513
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	3,083,000	3,173,770
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	1,176,000	1,244,855
Matador Resources Co., 6.88%, 04/15/2028(b)(c)	1,467,000	1,501,969
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	2,072,000	2,088,995
SM Energy Co., 6.50%, 07/15/2028	1,141,000	1,152,599
Sunoco L.P./Sunoco Finance Corp., 7.00%, 09/15/2028(b)(c)	1,467,000	1,516,527
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)(c)	6,599,000	6,842,028

		31,133,052

Paper & Forest Products-0.95%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)(c)	891,000	856,698
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	778,000	737,241
Domtar Corp., 6.75%, 10/01/2028(b)	1,880,000	1,610,062
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	1,141,000	1,109,901

		4,313,902

Passenger Airlines-1.20%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	2,196,000	2,254,330
Avianca Midco 2 PLC, 9.00%, 12/01/2028(b)	3,250,000	3,206,548

		5,460,878

Personal Care Products-0.48%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	2,205,000	2,196,071

Pharmaceuticals-4.18%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	994,000	990,730
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	4,242,000	3,832,584
11.00%, 09/30/2028(b)	4,937,000	5,182,295
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	940,000	916,063
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	2,146,000	2,239,585
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	6,165,000	5,908,419

		19,069,676

Professional Services-1.44%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	2,698,000	2,604,766
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	2,196,000	2,108,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

August 31, 2025

	Principal Amount	Value
Professional Services-(continued)
KBR, Inc., 4.75%, 09/30/2028(b)	$708,000	$685,818
Science Applications International Corp., 4.88%, 04/01/2028(b)	1,177,000	1,164,785

		6,564,060

Real Estate Management & Development-1.09%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,908,000	1,928,017
Forestar Group, Inc., 5.00%, 03/01/2028(b)	856,000	851,484
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	2,196,000	2,195,437

		4,974,938

Semiconductors & Semiconductor Equipment-0.69%
Entegris, Inc., 4.38%, 04/15/2028(b)	1,172,000	1,140,662
ON Semiconductor Corp., 3.88%, 09/01/2028(b)(c)	2,055,000	1,998,810

		3,139,472

Software-2.43%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	990,000	994,742
Fair Isaac Corp., 4.00%, 06/15/2028(b)	2,637,000	2,571,145
GoTo Group, Inc., 5.50%, 05/01/2028(b)	1,027,000	856,528
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	990,000	937,037
NCR Voyix Corp., 5.00%, 10/01/2028(b)	1,910,000	1,884,766
PTC, Inc., 4.00%, 02/15/2028(b)	1,468,000	1,440,042
Rocket Software, Inc., 9.00%, 11/28/2028(b)	2,343,000	2,414,403

		11,098,663

Specialized REITs-0.85%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	2,422,000	2,417,775
5.00%, 07/15/2028(b)(c)	1,467,000	1,456,964

		3,874,739

Specialty Retail-1.68%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	1,186,000	1,172,867
Bath & Body Works, Inc., 5.25%, 02/01/2028	1,305,000	1,312,792

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Principal Amount	Value
Specialty Retail-(continued)
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$2,205,000	$2,141,054
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	1,177,000	1,158,239
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	1,878,000	1,877,796

		7,662,748

Trading Companies & Distributors-0.64%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)(c)	2,935,000	2,935,796

Total U.S. Dollar Denominated Bonds & Notes (Cost $439,128,571)		447,257,810

	Shares
Money Market Funds-2.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(g)(h) (Cost $12,584,704)	12,584,704	12,584,704

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.80% (Cost $451,713,275)		459,842,514

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.97%
Invesco Private Government Fund, 4.28%(g)(h)(i)	18,953,069	18,953,069
Invesco Private Prime Fund, 4.46%(g)(h)(i)	49,328,949	49,343,748

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,293,582)		68,296,817

TOTAL INVESTMENTS IN SECURITIES-115.77% (Cost $520,006,857)		528,139,331
OTHER ASSETS LESS LIABILITIES-(15.77)%		(71,941,302)

NET ASSETS-100.00%		$456,198,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $389,162,460, which represented 85.31% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,875,763	$81,811,907	$(71,102,966)	$-	$-	$12,584,704	$160,539

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,786,911	115,383,944	(106,217,786)	-	-	18,953,069	766,369	*

Invesco Private Prime Fund	25,546,789	224,942,546	(201,140,695)	828	(5,720)	49,343,748	2,065,538	*

Total	$37,209,463	$422,138,397	$(378,461,447)	$828	$(5,720)	$80,881,521	$2,992,446

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.43%
Aerospace & Defense-3.36%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$831,000	$855,754
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	880,000	918,927
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	468,000	450,762
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	3,113,800	3,098,636
TransDigm, Inc.
4.63%, 01/15/2029	1,433,000	1,403,301
6.38%, 03/01/2029(b)	3,277,000	3,359,197
4.88%, 05/01/2029(c)	899,000	883,374

		10,969,951

Automobile Components-1.77%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	707,000	667,968
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	706,000	685,525
Belron UK Finance PLC (United Kingdom), 5.75%, 10/15/2029(b)	1,310,000	1,327,586
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	710,000	679,901
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	994,000	964,479
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,076,000	1,050,476
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	413,000	405,434

		5,781,369

Automobiles-0.55%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	587,000	591,950
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	762,000	662,274
Thor Industries, Inc., 4.00%, 10/15/2029(b)	587,000	555,031

		1,809,255

Banks-0.29%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	897,000	931,451

Beverages-0.52%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	834,000	840,551
4.38%, 04/30/2029(b)	886,000	857,557

		1,698,108

Broadline Retail-0.81%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	2,375,000	2,652,028

Building Products-0.89%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	586,000	564,537

	Principal Amount	Value
Building Products-(continued)
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	$380,000	$384,151
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	402,000	376,299
6.75%, 08/01/2029(b)	340,000	321,884
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	354,000	345,885
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	587,000	589,613
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	305,000	320,394

		2,902,763

Capital Markets-1.10%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	472,000	474,072
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	412,000	403,356
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	821,000	817,182
4.38%, 02/01/2029	837,000	705,218
10.00%, 11/15/2029(b)	1,196,000	1,185,396

		3,585,224

Chemicals-3.53%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)(c)	826,000	780,971
Chemours Co. (The), 4.63%, 11/15/2029(b)	728,000	650,833
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	857,000	860,053
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)(c)	468,000	469,672
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	544,000	540,779
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	468,000	463,804
Methanex Corp. (Canada), 5.25%, 12/15/2029	826,000	821,149
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	689,000	662,010
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	477,000	465,724
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	532,000	571,825
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	816,000	820,162
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	491,000	474,810
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	798,000	782,595
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	1,263,000	933,606
Wayfair LLC, 7.25%, 10/31/2029(b)	944,000	964,890
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	1,355,000	1,269,175

		11,532,058

Commercial Services & Supplies-4.86%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	678,000	609,149
ADT Security Corp. (The), 4.13%, 08/01/2029(b)(c)	1,183,000	1,144,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	$1,149,000	$1,137,152
APi Group DE, Inc.
4.13%, 07/15/2029(b)	394,000	378,503
4.75%, 10/15/2029(b)	323,000	318,869
Brink’s Co. (The), 6.50%, 06/15/2029(b)	467,000	480,591
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	348,000	345,064
CoreCivic, Inc., 8.25%, 04/15/2029	596,000	631,193
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	310,000	324,754
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	596,000	611,215
Deluxe Corp.
8.00%, 06/01/2029(b)	560,000	555,040
8.13%, 09/15/2029(b)	532,000	554,882
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)(c)	734,000	696,948
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	595,000	590,610
GEO Group, Inc. (The), 8.63%, 04/15/2029	771,000	815,896
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	880,000	866,499
4.38%, 08/15/2029(b)	641,000	623,956
Madison IAQ LLC, 5.88%, 06/30/2029(b)	1,212,000	1,200,873
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	377,000	380,705
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	1,245,000	1,264,255
10.88%, 08/01/2029(b)	560,000	540,621
Reworld Holding Corp., 4.88%, 12/01/2029(b)	896,000	867,011
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	962,000	933,614

		15,872,009

Communications Equipment-0.13%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	467,000	436,862

Construction & Engineering-0.83%
Arcosa, Inc., 4.38%, 04/15/2029(b)	468,000	454,752
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)	412,000	386,577
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	587,000	573,066
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	383,000	368,457
Tutor Perini Corp., 11.88%, 04/30/2029(b)	468,000	525,779
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	407,000	403,715

		2,712,346

Construction Materials-0.33%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	468,000	471,020
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	587,000	601,817

		1,072,837

Consumer Finance-1.91%
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	596,000	630,055
Enova International, Inc., 9.13%, 08/01/2029(b)	587,000	619,432

	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	$707,000	$732,643
Navient Corp., 5.50%, 03/15/2029(c)	890,000	880,558
OneMain Finance Corp.
6.63%, 05/15/2029	1,064,000	1,095,427
5.38%, 11/15/2029	880,000	870,664
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	368,000	342,910
PRA Group, Inc., 5.00%, 10/01/2029(b)(c)	412,000	387,497
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	707,000	687,225

		6,246,411

Consumer Staples Distribution & Retail-1.95%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	1,606,000	1,528,429
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	468,000	444,240
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,183,000	1,246,845
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	1,184,000	1,147,425
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,000,000	961,370
US Foods, Inc., 4.75%, 02/15/2029(b)	1,064,000	1,048,769

		6,377,078

Containers & Packaging-1.45%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	1,249,000	1,147,130
Ball Corp., 6.00%, 06/15/2029	1,194,000	1,226,318
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	586,000	594,834
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(b)	527,000	450,585
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	408,000	386,896
Sealed Air Corp., 5.00%, 04/15/2029(b)	495,000	491,359
TriMas Corp., 4.13%, 04/15/2029(b)	468,000	450,748

		4,747,870

Distributors-0.29%
Gates Corp., 6.88%, 07/01/2029(b)	587,000	611,063
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	340,000	326,289

		937,352

Diversified Consumer Services-0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	468,000	441,940
Service Corp. International, 5.13%, 06/01/2029(c)	891,000	886,526
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	347,000	317,706

		1,646,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal Amount	Value
Diversified REITs-0.73%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	$588,000	$541,003
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	587,000	584,639
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	1,314,000	1,252,696

		2,378,338

Diversified Telecommunication Services-2.34%
CommScope LLC, 4.75%, 09/01/2029(b)	1,129,000	1,116,863
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	2,360,000	2,461,667
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	880,000	888,263
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	944,000	895,111
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	348,000	297,540
4.88%, 06/15/2029(b)	714,000	669,375
3.75%, 07/15/2029(b)	426,000	357,840
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	348,000	317,074
4.13%, 04/15/2029(b)	392,000	386,120
5.38%, 06/15/2029(b)	266,000	239,921

		7,629,774

Electric Utilities-1.72%
DPL, Inc., 4.35%, 04/15/2029	466,000	461,524
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	440,000	415,125
NRG Energy, Inc.
3.38%, 02/15/2029(b)	596,000	565,092
5.25%, 06/15/2029(b)	871,000	868,969
5.75%, 07/15/2029(b)	943,000	947,349
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	1,468,000	1,435,752
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)(c)	890,000	909,607

		5,603,418

Electrical Equipment-0.33%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	1,055,000	1,087,523

Electronic Equipment, Instruments & Components-1.23%
Coherent Corp., 5.00%, 12/15/2029(b)	1,173,000	1,153,662
Imola Merger Corp., 4.75%, 05/15/2029(b)	2,368,000	2,310,090
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	586,000	561,170

		4,024,922

Energy Equipment & Services-1.30%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	350,000	364,554
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	468,000	472,299
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	972,000	970,165

	Principal Amount	Value
Energy Equipment & Services-(continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	$1,183,000	$1,215,503
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	1,184,000	1,214,501

		4,237,022

Entertainment-0.82%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	1,198,000	968,505
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	468,000	487,212
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	586,000	568,694
Playtika Holding Corp., 4.25%, 03/15/2029(b)	707,000	651,338

		2,675,749

Financial Services-3.66%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	915,000	698,209
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	470,000	409,034
12.25%, 11/01/2029(b)	280,000	290,393
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	1,184,000	1,093,326
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	1,331,000	1,392,040
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	468,000	485,552
Hightower Holding LLC, 6.75%, 04/15/2029(b)	359,000	358,118
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)(c)	714,000	690,083
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	468,000	497,554
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	813,000	834,859
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	771,000	744,198
7.88%, 12/15/2029(b)	891,000	947,595
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	587,000	589,334
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	755,000	781,686
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	620,000	652,188
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	706,000	678,847
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	826,000	814,102

		11,957,118

Food Products-0.88%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	587,000	613,573
Post Holdings, Inc., 5.50%, 12/15/2029(b)	1,461,000	1,457,501
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	799,000	816,830

		2,887,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal Amount	Value
Gas Utilities-0.28%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	$979,000	$907,003

Ground Transportation-0.83%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	359,000	332,886
Hertz Corp. (The)
12.63%, 07/15/2029(b)(c)	1,492,000	1,551,686
5.00%, 12/01/2029(b)	1,153,000	831,333

		2,715,905

Health Care Equipment & Supplies-3.38%
Hologic, Inc., 3.25%, 02/15/2029(b)	1,119,000	1,069,799
Medline Borrower L.P.
3.88%, 04/01/2029(b)	5,372,000	5,161,803
5.25%, 10/01/2029(b)	2,985,000	2,957,965
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	1,790,000	1,841,095

		11,030,662

Health Care Providers & Services-2.53%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	560,000	547,811
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	356,000	354,638
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	944,000	897,532
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	755,000	728,623
HealthEquity, Inc., 4.50%, 10/01/2029(b)	707,000	684,332
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	582,000	553,563
Option Care Health, Inc., 4.38%, 10/31/2029(b)	596,000	575,207
Owens & Minor, Inc., 4.50%, 03/31/2029(b)(c)	564,000	479,566
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	1,760,000	1,817,781
Tenet Healthcare Corp., 4.25%, 06/01/2029	1,651,000	1,608,459

		8,247,512

Hotel & Resort REITs-1.23%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	878,000	855,160
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	470,000	476,503
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	708,000	692,398
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	587,000	551,264
Service Properties Trust, 8.38%, 06/15/2029	823,000	849,854
XHR L.P., 4.88%, 06/01/2029(b)	595,000	580,168

		4,005,347

	Principal Amount	Value
Hotels, Restaurants & Leisure-5.72%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)	$890,000	$847,570
6.13%, 06/15/2029(b)	1,423,000	1,458,938
5.63%, 09/15/2029(b)	596,000	603,838
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	354,000	308,548
Boyne USA, Inc., 4.75%, 05/15/2029(b)	824,000	809,534
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	1,422,000	1,356,968
Carnival Corp., 6.00%, 05/01/2029(b)	2,387,000	2,419,444
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	1,183,000	1,131,664
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	630,000	601,767
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	652,000	664,362
3.75%, 05/01/2029(b)	944,000	905,925
Hilton Grand Vacations Borrower LLC, 5.00%, 06/01/2029(b)	1,000,000	967,806
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	596,000	611,809
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	599,000	484,707
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)(c)	586,000	566,708
MGM Resorts International, 6.13%, 09/15/2029(c)	1,000,000	1,021,984
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	890,000	861,567
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	468,000	451,614
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	477,000	444,945
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)(c)	862,000	846,731
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	596,000	577,467
Travel + Leisure Co., 4.50%, 12/01/2029(b)	770,000	746,402

		18,690,298

Household Durables-1.19%
Century Communities, Inc., 3.88%, 08/15/2029(b)	590,000	550,040
LGI Homes, Inc., 4.00%, 07/15/2029(b)	358,000	327,603
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	441,000	466,265
Newell Brands, Inc., 6.63%, 09/15/2029	587,000	590,954
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	1,184,000	1,135,179
Whirlpool Corp., 4.75%, 02/26/2029	823,000	813,155

		3,883,196

Household Products-0.27%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	935,000	896,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.38%
Calpine Corp., 4.63%, 02/01/2029(b)	$761,000	$752,412
TransAlta Corp. (Canada), 7.75%, 11/15/2029	477,000	496,237

		1,248,649

Insurance-2.29%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	1,101,000	1,145,730
4.25%, 02/15/2029(b)	825,000	796,737
8.50%, 06/15/2029(b)	587,000	617,663
6.00%, 08/01/2029(b)	587,000	575,862
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	477,000	504,389
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	533,000	527,055
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	891,000	913,731
4.88%, 06/30/2029(b)	934,000	911,853
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	853,000	848,989
HUB International Ltd., 5.63%, 12/01/2029(b)	651,000	653,682

		7,495,691

Interactive Media & Services-0.59%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	412,000	412,670
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	1,606,000	1,526,961

		1,939,631

IT Services-1.27%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	586,000	604,093
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	608,000	582,299
ION Trading Technologies S.a.r.l. (Luxembourg), 9.50%, 05/30/2029(b)	917,000	959,744
Twilio, Inc., 3.63%, 03/15/2029	587,000	560,863
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	706,000	717,688
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	770,000	723,623

		4,148,310

Leisure Products-0.09%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)(c)	310,000	305,361

Machinery-1.49%
ESAB Corp., 6.25%, 04/15/2029(b)	816,000	840,043
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	594,000	424,710
Hillenbrand, Inc., 6.25%, 02/15/2029	596,000	609,585
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	1,173,000	1,232,340

	Principal Amount	Value
Machinery-(continued)
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	$523,000	$503,679
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	587,000	571,760
Terex Corp., 5.00%, 05/15/2029(b)	707,000	695,955

		4,878,072

Media-9.69%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), 5.75%, 08/15/2029(b)	2,275,000	1,805,554
AMC Networks, Inc.
10.25%, 01/15/2029(b)	970,000	1,010,352
4.25%, 02/15/2029(c)	457,000	376,621
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	1,791,000	1,778,211
6.38%, 09/01/2029(b)	1,790,000	1,818,463
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)(c)	1,228,000	1,142,657
CMG Media Corp., 8.88%, 06/18/2029(b)	670,000	624,909
CSC Holdings LLC
11.75%, 01/31/2029(b)	2,320,000	2,129,443
6.50%, 02/01/2029(b)	2,053,000	1,619,957
Discovery Communications LLC, 4.13%, 05/15/2029	784,000	743,185
EchoStar Corp., 10.75%, 11/30/2029	6,572,000	7,079,128
Gray Media, Inc., 10.50%, 07/15/2029(b)(c)	1,478,000	1,609,891
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	844,000	726,293
Lamar Media Corp., 4.88%, 01/15/2029	477,000	470,929
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	759,000	774,939
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	587,000	564,620
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	584,000	517,760
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	1,478,000	1,476,814
Stagwell Global LLC, 5.63%, 08/15/2029(b)	1,304,000	1,258,788
TEGNA, Inc., 5.00%, 09/15/2029	1,284,000	1,286,135
Univision Communications, Inc., 4.50%, 05/01/2029(b)	1,239,000	1,163,044
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,689,000	1,664,194

		31,641,887

Metals & Mining-1.60%
ATI, Inc., 4.88%, 10/01/2029	385,000	377,468
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	848,000	850,205
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	433,000	411,807
6.88%, 11/01/2029(b)	1,064,000	1,081,395
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	350,000	341,821
Constellium SE, 3.75%, 04/15/2029(b)	586,000	555,956
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	640,000	647,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal
	Amount	Value
Metals & Mining-(continued)
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	$596,000	$544,742
TMS International Corp., 6.25%, 04/15/2029(b)	412,000	398,827

		5,209,708

Mortgage REITs-0.86%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	590,000	567,695
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	532,000	567,692
Rithm Capital Corp., 8.00%, 04/01/2029(b)	917,000	939,572
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	714,000	749,132

		2,824,091

Office REITs-0.34%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	695,000	756,139
Office Properties Income Trust, 9.00%, 03/31/2029(b)	351,000	350,095

		1,106,234

Oil, Gas & Consumable Fuels-9.49%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,183,000	1,234,783
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	891,000	886,242
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	467,000	466,217
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	587,000	612,784
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	706,000	732,142
California Resources Corp., 8.25%, 06/15/2029(b)	1,074,000	1,110,544
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2029(b)	20,000	20,500
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	1,304,000	1,363,220
CNX Resources Corp., 6.00%, 01/15/2029(b)	587,000	588,662
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	1,449,000	1,429,693
6.75%, 03/01/2029(b)	477,000	469,920
CVR Energy, Inc., 8.50%, 01/15/2029(b)	706,000	714,135
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	1,239,000	1,296,065
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	706,000	737,570
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	413,000	418,824
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	770,000	788,725
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	706,000	697,364
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	881,000	919,109

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ITT Holdings LLC, 6.50%, 08/01/2029(b)	$1,445,000	$1,417,868
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	890,000	921,137
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	707,000	711,874
Murphy Oil USA, Inc., 4.75%, 09/15/2029	587,000	577,813
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	1,064,000	1,086,234
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	944,000	917,334
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	474,000	494,583
SM Energy Co., 6.75%, 08/01/2029(b)	890,000	899,438
Sunoco L.P., 7.00%, 05/01/2029(b)	890,000	924,811
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(c)	945,000	921,723
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	945,000	974,270
Talos Production, Inc., 9.00%, 02/01/2029(b)	734,000	756,165
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	475,000	469,100
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	826,000	806,949
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	3,551,000	3,906,239
Vital Energy, Inc., 7.75%, 07/31/2029(b)	346,000	346,272
W&T Offshore, Inc., 10.75%, 02/01/2029(b)	408,000	384,350

		31,002,659

Paper & Forest Products-0.41%
Magnera Corp., 4.75%, 11/15/2029(b)	596,000	526,793
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	1,024,000	808,505

		1,335,298

Passenger Airlines-0.59%
American Airlines, Inc., 8.50%, 05/15/2029(b)(c)	1,183,000	1,240,460
OneSky Flight LLC, 8.88%, 12/15/2029(b)	652,000	685,632

		1,926,092

Personal Care Products-0.17%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	596,000	567,802

Pharmaceuticals-0.96%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	596,000	564,037
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
12.25%, 04/15/2029(b)	945,000	1,030,077
4.88%, 06/01/2029(b)(c)	710,000	625,212
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	933,000	916,995

		3,136,321

Professional Services-0.60%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	415,000	388,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Principal
	Amount	Value
Professional Services-(continued)
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	$1,088,000	$1,028,792
TriNet Group, Inc., 3.50%, 03/01/2029(b)	596,000	558,506

		1,975,405

Real Estate Management & Development-0.84%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	651,000	605,605
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	771,000	738,079
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	755,000	739,802
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	707,000	673,862

		2,757,348

Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	411,000	394,343

Semiconductors & Semiconductor Equipment-0.57%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)(c)	900,000	979,133
Entegris, Inc., 3.63%, 05/01/2029(b)	467,000	440,678
Synaptics, Inc., 4.00%, 06/15/2029(b)	468,000	447,162

		1,866,973

Software-4.97%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	896,000	779,803
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	890,000	752,910
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	4,775,000	4,831,307
9.00%, 09/30/2029(b)	4,578,000	4,777,188
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	646,000	675,688
Elastic N.V., 4.13%, 07/15/2029(b)	678,000	653,153
Ellucian Holdings, Inc., 6.50%, 12/01/2029(b)	825,000	841,324
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 8.75%, 05/01/2029(b)	815,000	837,103
NCR Voyix Corp., 5.13%, 04/15/2029(b)	481,000	475,429
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	1,000,000	943,408
Rocket Software, Inc., 6.50%, 02/15/2029(b)	679,000	653,878

		16,221,191

Specialized REITs-1.24%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	1,184,000	1,220,353
4.88%, 09/15/2029(b)	1,184,000	1,164,553
SBA Communications Corp., 3.13%, 02/01/2029	1,771,000	1,665,688

		4,050,594

Specialty Retail-4.02%
Arko Corp., 5.13%, 11/15/2029(b)	533,000	451,058
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	944,000	918,977
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	250

	Principal
	Amount	Value
Specialty Retail-(continued)
Foot Locker, Inc., 4.00%, 10/01/2029(b)	$381,000	$365,101
Gap, Inc. (The), 3.63%, 10/01/2029(b)	880,000	826,078
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	624,000	580,146
11.50%, 08/15/2029(b)	631,000	626,064
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	854,000	784,342
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,184,000	1,163,448
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	944,000	905,780
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	587,000	560,139
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	770,000	749,044
Staples, Inc., 10.75%, 09/01/2029(b)	2,957,000	2,846,113
Upbound Group, Inc., 6.38%, 02/15/2029(b)	532,000	522,175
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	587,000	595,493
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	707,000	671,693
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)(c)	523,000	548,413

		13,114,314

Technology Hardware, Storage & Peripherals-0.18%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	560,000	571,900

Textiles, Apparel & Luxury Goods-0.44%
Crocs, Inc., 4.25%, 03/15/2029(b)	415,000	395,731
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	467,000	440,675
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	652,000	600,387

		1,436,793

Trading Companies & Distributors-0.72%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)(c)	587,000	558,992
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	349,000	342,264
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	468,000	473,543
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	934,000	962,677

		2,337,476

Total U.S. Dollar Denominated Bonds & Notes (Cost $312,910,727)		318,261,033

	Shares
Money Market Funds-0.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $3,104,479)	3,104,479	3,104,479

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.38% (Cost $316,015,206)		321,365,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

August 31, 2025

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.67%
Invesco Private Government Fund, 4.28%(d)(e)(f)	6,046,254	$6,046,254
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,735,547	15,740,268

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,785,669)		21,786,522

TOTAL INVESTMENTS IN SECURITIES-105.05% (Cost $337,800,875)		343,152,034
OTHER ASSETS LESS LIABILITIES-(5.05)%		(16,501,786)

NET ASSETS-100.00%		$326,650,248

Investment Abbreviations:

CPI-Consumer Price Index

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $276,771,047, which represented 84.73% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$526,231	$34,427,619	$(31,849,371)	$-	$-	$3,104,479	$82,588

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,739,880	48,967,807	(44,661,433)	-	-	6,046,254	237,526	*

Invesco Private Prime Fund	4,543,965	98,678,483	(87,480,553)	617	(2,244)	15,740,268	639,208	*

Total	$6,810,076	$182,073,909	$(163,991,357)	$617	$(2,244)	$24,891,001	$959,322

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.09%
Aerospace & Defense-1.61%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$1,110,000	$1,143,212
TransDigm, Inc., 6.88%, 12/15/2030(b)	1,610,000	1,670,705

		2,813,917

Air Freight & Logistics-1.00%
Rand Parent LLC, 8.50%, 02/15/2030(b)	943,000	978,123
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	775,000	767,256

		1,745,379

Automobile Components-2.90%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc., 8.25%, 01/15/2030(b)(c)	780,000	808,116
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,110,000	1,150,898
Dana, Inc., 4.25%, 09/01/2030	448,000	443,212
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	540,000	570,122
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/2030(c)	550,000	559,966
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	665,000	662,584
6.75%, 04/23/2030(b)	885,000	863,764

		5,058,662

Automobiles-0.66%
Nissan Motor Co. Ltd. (Japan), 7.50%, 07/17/2030(b)	1,110,000	1,160,497

Banks-0.72%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	1,160,000	1,257,113

Broadline Retail-0.25%
Kohl’s Corp., 10.00%, 06/01/2030(b)(c)	400,000	430,039

Building Products-0.63%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	551,000	563,715
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	551,000	543,032

		1,106,747

Capital Markets-0.45%
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp., 9.00%, 06/15/2030(c)	830,000	791,434

Chemicals-1.89%
Avient Corp., 7.13%, 08/01/2030(b)	803,000	830,224
Maxam Prill S.a.r.l. (Luxembourg), 7.75%, 07/15/2030(b)	530,000	517,393
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	724,000	778,572
SNF Group SACA (France), 3.38%, 03/15/2030(b)	390,000	360,295
Wayfair LLC, 7.75%, 09/15/2030(b)	780,000	807,810

		3,294,294

Commercial Services & Supplies-2.09%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), 6.88%, 06/15/2030(b)	1,160,000	1,195,527
Reworld Holding Corp., 5.00%, 09/01/2030	435,000	420,752

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Sabre GLBL, Inc., 11.13%, 07/15/2030(b)	$1,470,000	$1,442,584
VT Topco, Inc., 8.50%, 08/15/2030(b)	558,000	595,885

		3,654,748

Communications Equipment-0.24%
Ciena Corp., 4.00%, 01/31/2030(b)	448,000	425,974

Construction & Engineering-0.88%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)(c)	1,555,000	1,528,620

Construction Materials-0.65%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(b)	550,000	567,952
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	550,000	569,718

		1,137,670

Consumer Finance-4.84%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(b)	440,000	438,023
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	550,000	558,146
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	554,000	585,857
FirstCash, Inc., 5.63%, 01/01/2030(b)	611,000	610,418
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)	448,000	455,211
7.38%, 10/01/2030(b)	440,000	453,746
LFS Topco LLC, 8.75%, 07/15/2030(b)	448,000	438,626
Navient Corp., 9.38%, 07/25/2030	552,000	610,160
OneMain Finance Corp.
7.88%, 03/15/2030	775,000	820,498
6.13%, 05/15/2030	830,000	843,464
4.00%, 09/15/2030	929,000	859,340
PRA Group, Inc., 8.88%, 01/31/2030(b)	608,000	639,377
RFNA L.P., 7.88%, 02/15/2030(b)	550,000	569,663
SLM Corp., 6.50%, 01/31/2030	550,000	576,047

		8,458,576

Consumer Staples Distribution & Retail-0.31%
US Foods, Inc., 4.63%, 06/01/2030(b)	551,000	538,984

Containers & Packaging-3.87%
Ball Corp., 2.88%, 08/15/2030	1,438,000	1,301,887
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	430,000	437,183
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	1,231,000	1,269,566
Crown Americas LLC, 5.25%, 04/01/2030	550,000	557,640
Flex Acquisition Co., Inc., 6.88%, 01/15/2030(b)	536,000	551,732
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	443,000	416,286
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	448,000	424,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

August 31, 2025

	Principal Amount	Value
Containers & Packaging-(continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	$1,080,000	$1,080,200
Trivium Packaging Finance B.V. (Netherlands), 8.25%, 07/15/2030(b)	670,000	712,261

		6,750,843

Diversified Consumer Services-0.50%
Service Corp. International, 3.38%, 08/15/2030	943,000	871,950

Diversified REITs-0.41%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	780,000	717,730

Diversified Telecommunication Services-1.50%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	1,107,000	1,120,031
Level 3 Financing, Inc.
4.50%, 04/01/2030(b)	788,000	711,170
3.88%, 10/15/2030(b)	505,000	431,775
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	370,000	364,450

		2,627,426

Electric Utilities-0.96%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	570,000	589,237
PG&E Corp., 5.25%, 07/01/2030	1,111,000	1,083,441

		1,672,678

Electronic Equipment, Instruments & Components-1.81%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	3,081,000	3,168,118

Energy Equipment & Services-4.35%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	719,000	737,306
Noble Finance II LLC, 8.00%, 04/15/2030(b)	1,550,000	1,606,147
Solaris Midstream Holdings LLC, 7.25%, 04/01/2030(b)	550,000	580,731
TGS ASA (Norway), 8.50%, 01/15/2030(b)	610,000	624,871
Tidewater, Inc., 9.13%, 07/15/2030(b)	720,000	768,786
Transocean, Inc., 8.75%, 02/15/2030(b)	980,250	1,038,390
Viridien (France), 10.00%, 10/15/2030(b)(c)	500,000	500,038
Weatherford International Ltd., 8.63%, 04/30/2030(b)	1,704,000	1,747,508

		7,603,777

Financial Services-4.13%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	400,000	401,761
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	445,000	450,546
Hightower Holding LLC, 9.13%, 01/31/2030(b)	443,000	477,925
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(b)	550,000	576,360
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	445,000	423,711
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	555,000	490,898

	Principal Amount	Value
Financial Services-(continued)
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	$699,000	$709,400
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	720,000	746,317
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	670,000	710,685
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	887,000	851,897
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	443,000	471,042
UWM Holdings LLC, 6.63%, 02/01/2030(b)	885,000	899,626

		7,210,168

Food Products-1.24%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	1,111,000	1,123,974
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	1,080,000	1,036,225

		2,160,199

Gas Utilities-0.37%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 06/01/2030(b)	610,000	639,422

Ground Transportation-0.36%
Beacon Mobility Corp., 7.25%, 08/01/2030(b)	610,000	632,702

Health Care Equipment & Supplies-0.62%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	551,000	516,927
6.75%, 02/15/2030(b)	169,000	163,391
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)	385,000	403,631

		1,083,949

Health Care Providers & Services-6.76%
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	1,662,000	1,491,263
DaVita, Inc., 4.63%, 06/01/2030(b)	3,053,000	2,941,487
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	724,000	665,533
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)(c)	850,000	744,247
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	610,000	529,670
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	443,000	438,550
Star Parent, Inc., 9.00%, 10/01/2030(b)	1,105,000	1,171,184
Tenet Healthcare Corp.
4.38%, 01/15/2030	1,606,000	1,560,623
6.13%, 06/15/2030	2,222,000	2,258,790

		11,801,347

Health Care Technology-1.47%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	2,610,000	2,562,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

August 31, 2025

	Principal Amount	Value
Hotel & Resort REITs-0.62%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	$610,000	$630,332
XHR L.P., 6.63%, 05/15/2030(b)	440,000	452,176

		1,082,508

Hotels, Restaurants & Leisure-6.45%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	3,212,000	3,006,203
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	2,217,000	2,294,025
Carnival Corp., 5.75%, 03/15/2030(b)	1,110,000	1,138,668
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,330,000	1,331,041
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,382,000	1,300,849
Lindblad Expeditions LLC, 7.00%, 09/15/2030(b)	750,000	768,631
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	830,000	858,299
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	552,000	559,703

		11,257,419

Household Durables-2.47%
KB Home, 7.25%, 07/15/2030	392,000	403,829
M/I Homes, Inc., 3.95%, 02/15/2030	330,000	310,637
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	665,000	637,484
New Home Co., Inc. (The), 8.50%, 11/01/2030(b)	330,000	342,677
Newell Brands, Inc., 6.38%, 05/15/2030	830,000	820,645
Sensata Technologies B.V., 5.88%, 09/01/2030(b)(c)	550,000	555,267
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	559,000	557,774
Whirlpool Corp., 6.13%, 06/15/2030	670,000	677,974

		4,306,287

Household Products-0.30%
Central Garden & Pet Co., 4.13%, 10/15/2030(c)	551,000	521,633

Insurance-3.18%
Acrisure LLC, 7.50%, 11/06/2030(b)	1,220,000	1,265,148
HUB International Ltd., 7.25%, 06/15/2030(b)	3,631,000	3,800,310
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)	474,000	481,455

		5,546,913

Interactive Media & Services-0.56%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	510,000	481,267
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	612,000	496,368

		977,635

IT Services-1.28%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	2,220,000	2,230,301

	Principal Amount	Value
Life Sciences Tools & Services-0.67%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	$631,000	$601,959
IQVIA, Inc., 6.50%, 05/15/2030(b)	555,000	575,926

		1,177,885

Machinery-1.94%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	1,613,000	1,692,584
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	670,000	719,222
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)	390,000	396,956
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	551,000	572,975

		3,381,737

Marine Transportation-0.20%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)(c)	345,000	350,351

Media-5.07%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	699,000	578,807
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	959,000	999,681
Discovery Communications LLC, 3.63%, 05/15/2030	1,018,000	919,020
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	800,000	752,807
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	730,000	581,960
Lamar Media Corp., 4.00%, 02/15/2030	607,000	577,492
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)	1,662,000	1,546,425
Univision Communications, Inc., 7.38%, 06/30/2030(b)	999,000	1,005,249
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,030,000	943,039
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,010,000	948,812

		8,853,292

Metals & Mining-3.09%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	775,000	821,838
ATI, Inc., 7.25%, 08/15/2030	467,000	492,297
Carpenter Technology Corp., 7.63%, 03/15/2030	330,000	340,025
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(c)	825,000	835,226
Commercial Metals Co., 4.13%, 01/15/2030	336,000	321,520
Compass Minerals International, Inc., 8.00%, 07/01/2030(b)	718,000	751,681
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)	380,000	394,114
Novelis Corp., 6.88%, 01/30/2030(b)(c)	830,000	861,750
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	550,000	578,944

		5,397,395

Mortgage REITs-1.35%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)	200,000	208,310
Rithm Capital Corp., 8.00%, 07/15/2030(b)	550,000	561,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

August 31, 2025

	Principal Amount	Value
Mortgage REITs-(continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	$439,000	$447,446
6.50%, 07/01/2030(b)	550,000	571,213
6.50%, 10/15/2030(b)	550,000	569,132

		2,358,055

Oil, Gas & Consumable Fuels-9.18%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	837,000	855,104
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	554,000	575,774
Caturus Energy LLC, 8.50%, 02/15/2030(b)	545,000	565,905
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	1,113,000	1,159,443
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	445,000	422,431
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	1,066,000	1,001,246
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	890,000	948,306
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	551,000	583,523
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	551,000	545,644
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	1,111,000	1,121,210
NuStar Logistics L.P., 6.38%, 10/01/2030	668,000	692,063
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	887,000	859,121
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)	890,000	919,597
7.88%, 09/15/2030(b)	557,000	539,730
Range Resources Corp., 4.75%, 02/15/2030(b)	554,000	540,787
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	887,000	857,724
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	803,000	791,616
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	550,000	578,947
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)(c)	1,660,000	1,711,653
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	429,000	415,180
Vital Energy, Inc., 9.75%, 10/15/2030	337,000	350,997

		16,036,001

Passenger Airlines-0.61%
Avianca Midco 2 PLC, 9.63%, 02/14/2030(b)	1,110,000	1,068,225

Pharmaceuticals-0.99%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	668,000	637,734
Bausch Health Cos., Inc., 14.00%, 10/15/2030(b)	280,000	269,037
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030	835,000	817,695

		1,724,466

Real Estate Management & Development-1.36%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	688,000	677,916

	Principal Amount	Value
Real Estate Management & Development-(continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/2030(b)	$486,000	$426,342
9.75%, 04/15/2030(b)	600,000	637,878
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	670,000	628,581

		2,370,717

Residential REITs-0.24%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	447,000	422,104

Semiconductors & Semiconductor Equipment-1.28%
Entegris, Inc., 5.95%, 06/15/2030(b)	991,000	1,004,585
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	1,220,000	1,222,030

		2,226,615

Software-2.44%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	915,000	958,844
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	663,000	686,837
McAfee Corp., 7.38%, 02/15/2030(b)	2,238,000	2,069,312
Pagaya US Holding Co. LLC, 8.88%, 08/01/2030(b)	550,000	552,790

		4,267,783

Specialized REITs-0.82%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,438,000	1,424,004

Specialty Retail-2.71%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	1,080,000	1,108,974
Albion Financing 1 S.a.r.l /Aggreko Holdings, Inc. (Luxembourg), 7.00%, 05/21/2030(b)	1,548,000	1,601,256
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	495,000	483,790
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	939,000	964,917
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	550,000	564,571

		4,723,508

Technology Hardware, Storage & Peripherals-0.89%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	1,050,000	1,113,507
Xerox Corp., 10.25%, 10/15/2030(b)	430,000	446,707

		1,560,214

Textiles, Apparel & Luxury Goods-0.67%
Under Armour, Inc., 7.25%, 07/15/2030(b)	440,000	440,417
VF Corp., 2.95%, 04/23/2030(c)	831,000	725,588

		1,166,005

Trading Companies & Distributors-1.68%
Boise Cascade Co., 4.88%, 07/01/2030(b)	448,000	438,391
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(b)	552,000	587,149
Herc Holdings, Inc., 7.00%, 06/15/2030(b)	1,830,000	1,905,797

		2,931,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

August 31, 2025

	Principal Amount	Value
Wireless Telecommunication Services-0.57%
Getty Images, Inc., 11.25%, 02/21/2030(b)	$600,000	$549,477
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	448,000	451,602

		1,001,079

Total U.S. Dollar Denominated Bonds & Notes (Cost $167,774,265)		171,269,079

	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $615,775)	615,775	615,775

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.44% (Cost $168,390,040)		171,884,854

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.51%
Invesco Private Government Fund, 4.28%(d)(e)(f)	3,153,934	$3,153,934
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,208,330	8,210,793

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,364,210)		11,364,727

TOTAL INVESTMENTS IN SECURITIES-104.95% (Cost $179,754,250)		183,249,581
OTHER ASSETS LESS LIABILITIES-(4.95)%		(8,643,499)

NET ASSETS-100.00%		$174,606,082

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $147,184,842, which represented 84.30% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$239,390	$19,941,979	$(19,565,594)	$-	$-	$615,775	$28,386

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	927,063	34,519,513	(32,292,642)	-	-	3,153,934	113,813	*

Invesco Private Prime Fund	2,416,855	75,389,369	(69,594,822)	362	(971)	8,210,793	306,737	*

Total	$3,583,308	$129,850,861	$(121,453,058)	$362	$(971)	$11,980,502	$448,936

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.35%
Aerospace & Defense-1.50%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$240,000	$253,329
TransDigm, Inc., 7.13%, 12/01/2031(b)	330,000	344,391

		597,720

Air Freight & Logistics-0.55%
Clue Opco LLC, 9.50%, 10/15/2031(b)	205,000	218,427

Automobile Components-2.15%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	160,000	165,230
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	181,000	171,909
5.25%, 07/15/2031	200,000	190,052
United Rentals (North America), Inc., 3.88%, 02/15/2031	353,000	332,375

		859,566

Automobiles-0.76%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	330,000	304,775

Broadline Retail-0.32%
Kohl’s Corp., 5.13%, 05/01/2031	160,000	126,689

Capital Markets-1.01%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	235,000	210,500
StoneX Group, Inc., 7.88%, 03/01/2031(b)	180,000	190,402

		400,902

Chemicals-4.65%
Ashland, Inc., 3.38%, 09/01/2031(b)	150,000	133,929
Avient Corp., 6.25%, 11/01/2031(b)	210,000	214,051
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	160,000	168,585
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	285,000	302,322
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	200,000	184,067
NOVA Chemicals Corp. (Canada), 7.00%, 12/01/2031(b)	130,000	136,847
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	260,000	265,715
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	150,000	138,152
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	210,000	198,828
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	110,000	112,071

		1,854,567

Commercial Services & Supplies-4.18%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), 7.88%, 02/15/2031(b)	740,000	778,225
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	160,000	164,075
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	300,000	313,555
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	405,000	413,592

		1,669,447

	Principal Amount	Value
Communications Equipment-0.57%
Viasat, Inc., 7.50%, 05/30/2031(b)	$240,000	$225,596

Construction & Engineering-0.93%
Artera Services LLC, 8.50%, 02/15/2031(b)	200,000	174,927
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	190,000	197,350

		372,277

Construction Materials-1.75%
Knife River Corp., 7.75%, 05/01/2031(b)	140,000	146,942
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	361,000	385,348
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	160,000	167,457

		699,747

Consumer Finance-1.26%
OneMain Finance Corp.
7.50%, 05/15/2031	240,000	251,738
7.13%, 11/15/2031	240,000	249,464

		501,202

Consumer Staples Distribution & Retail-0.45%
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	93,792
Safeway, Inc., 7.25%, 02/01/2031	80,000	86,387

		180,179

Containers & Packaging-2.95%
Ball Corp., 3.13%, 09/15/2031	280,000	252,561
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	210,000	221,126
LABL, Inc., 8.63%, 10/01/2031(b)	305,000	225,442
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	220,000	224,124
Sealed Air Corp., 7.25%, 02/15/2031(b)	140,000	147,567
Trivium Packaging Finance B.V. (Netherlands), 12.25%, 01/15/2031(b)	100,000	107,320

		1,178,140

Diversified Consumer Services-0.61%
Service Corp. International, 4.00%, 05/15/2031	260,000	244,605

Diversified Telecommunication Services-2.20%
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	150,000	126,375
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	720,000	749,554

		875,929

Electric Utilities-2.05%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	340,000	313,832
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	210,000	221,002
XPLR Infrastructure Operating Partners L.P., 8.38%, 01/15/2031(b)	270,000	282,537

		817,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

August 31, 2025

	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	$160,000	$165,654
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	245,000	225,386

		391,040

Energy Equipment & Services-0.41%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	180,000	162,257

Entertainment-1.23%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	180,000	188,014
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	280,000	301,572

		489,586

Financial Services-3.49%
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	325,000	336,117
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	240,000	252,757
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	435,000	454,761
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	190,000	192,396
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	160,000	157,096

		1,393,127

Food Products-1.47%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	320,000	298,705
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	290,000	287,935

		586,640

Ground Transportation-0.34%
XPO, Inc., 7.13%, 06/01/2031(b)	130,000	135,413

Health Care Equipment & Supplies-0.51%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	220,000	203,553

Health Care Providers & Services-3.48%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	330,000	281,597
DaVita, Inc., 3.75%, 02/15/2031(b)	430,000	392,645
Encompass Health Corp., 4.63%, 04/01/2031	130,000	126,127
Tenet Healthcare Corp.
6.75%, 05/15/2031	440,000	457,617
6.88%, 11/15/2031	120,000	128,935

		1,386,921

Health Care REITs-1.08%
Diversified Healthcare Trust, 4.38%, 03/01/2031	160,000	135,996
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	419,900	295,893

		431,889

Hotel & Resort REITs-0.88%
Service Properties Trust, 8.63%, 11/15/2031(b)	330,000	351,945

Hotels, Restaurants & Leisure-6.82%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	290,000	279,299

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Carnival Corp., 5.88%, 06/15/2031(b)	$330,000	$338,504
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	200,000	205,805
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	360,000	339,359
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031(b)	160,000	149,082
Life Time, Inc., 6.00%, 11/15/2031(b)	160,000	161,802
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	160,000	136,910
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	230,000	242,473
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	240,000	139,500
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	260,000	261,443
Station Casinos LLC, 4.63%, 12/01/2031(b)	160,000	151,508
Yum! Brands, Inc., 3.63%, 03/15/2031	340,000	316,477

		2,722,162

Household Durables-1.10%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	80,000	81,408
KB Home, 4.00%, 06/15/2031	130,000	121,046
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	260,000	238,044

		440,498

Household Products-1.10%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	130,000	121,257
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	180,000	134,550
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	200,000	184,444

		440,251

Independent Power and Renewable Electricity Producers-2.08%
Calpine Corp.
5.00%, 02/01/2031(b)	280,000	277,890
3.75%, 03/01/2031(b)	290,000	275,725
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	300,000	276,129

		829,744

Insurance-6.43%
Alliant Holdings Intermediate LLC
7.00%, 01/15/2031(b)	475,000	491,655
6.50%, 10/01/2031(b)	320,000	327,512
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	410,000	429,357
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	320,000	330,753
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	950,000	986,494

		2,565,771

Interactive Media & Services-0.36%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	160,000	144,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

August 31, 2025

	Principal Amount	Value
IT Services-1.77%
CoreWeave, Inc., 9.00%, 02/01/2031(b)	$240,000	$237,899
Star Holding LLC, 8.75%, 08/01/2031(b)	110,000	109,733
Twilio, Inc., 3.88%, 03/15/2031	160,000	149,599
Unisys Corp., 10.63%, 01/15/2031(b)	200,000	208,732

		705,963

Machinery-0.96%
Hillenbrand, Inc., 3.75%, 03/01/2031	110,000	101,215
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	190,000	196,468
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	80,000	84,301

		381,984

Marine Transportation-1.06%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	281,000	286,852
7.63%, 02/15/2031(b)	130,000	134,224

		421,076

Media-8.93%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	980,000	904,579
7.38%, 03/01/2031(b)	350,000	362,363
CSC Holdings LLC
3.38%, 02/15/2031(b)	320,000	204,912
4.50%, 11/15/2031(b)	490,000	318,238
Lamar Media Corp., 3.63%, 01/15/2031	180,000	166,796
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	210,000	220,641
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	150,000	158,385
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	490,000	440,978
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	390,000	372,873
Univision Communications, Inc., 8.50%, 07/31/2031(b)	400,000	412,540

		3,562,305

Metals & Mining-2.96%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	240,000	253,308
ATI, Inc., 5.13%, 10/01/2031	110,000	107,445
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	110,000	100,676
7.50%, 09/15/2031(b)	280,000	284,124
Commercial Metals Co., 3.88%, 02/15/2031	100,000	93,235
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	160,000	150,229
Novelis Corp., 3.88%, 08/15/2031(b)	210,000	190,583

		1,179,600

Oil, Gas & Consumable Fuels-7.56%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	389,000	400,659
CNX Resources Corp., 7.38%, 01/15/2031(b)	160,000	166,043
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	460,000	453,966
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	199,000	192,232
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	240,000	237,544
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	160,000	148,280

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	$140,000	$144,002
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	150,000	147,465
Talos Production, Inc., 9.38%, 02/01/2031(b)	180,000	186,665
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	730,000	766,356
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	165,000	173,765

		3,016,977

Paper & Forest Products-0.55%
Magnera Corp., 7.25%, 11/15/2031(b)	230,000	217,873

Passenger Airlines-1.57%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	630,000	626,512

Pharmaceuticals-1.94%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	298,000	317,626
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	530,000	454,551

		772,177

Professional Services-0.34%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	130,000	135,275

Real Estate Management & Development-0.95%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	208,000	193,876
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	200,000	186,871

		380,747

Software-2.59%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	210,000	193,402
UKG, Inc., 6.88%, 02/01/2031(b)	810,000	838,131

		1,031,533

Specialized REITs-0.84%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	350,000	333,186

Specialty Retail-2.48%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	240,000	217,517
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	280,000	297,068
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	175,000	166,436
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	160,000	153,004
Valvoline, Inc., 3.63%, 06/15/2031(b)	170,000	155,190

		989,215

Technology Hardware, Storage & Peripherals-0.40%
Xerox Corp., 13.50%, 04/15/2031(b)	160,000	160,702

Textiles, Apparel & Luxury Goods-0.68%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	160,000	170,484
Crocs, Inc., 4.13%, 08/15/2031(b)	110,000	98,963

		269,447

Trading Companies & Distributors-0.60%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	230,000	240,714

Water Utilities-0.47%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	200,000	188,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

August 31, 2025

	Principal Amount	Value
Wireless Telecommunication Services-2.05%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	$421,000	$388,908
4.75%, 07/15/2031(b)	460,000	430,439

		819,347

Total U.S. Dollar Denominated Bonds & Notes (Cost $38,564,922)		39,235,101

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $11,009)	11,009	11,009
TOTAL INVESTMENTS IN SECURITIES-98.38% (Cost $38,575,931)		39,246,110
OTHER ASSETS LESS LIABILITIES-1.62%		647,943

NET ASSETS-100.00%		$39,894,053

Investment Abbreviations:

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $34,803,917, which represented 87.24% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$62,297	$4,630,407	$(4,681,695)	$-	$-	$11,009	$7,941

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.21%
Aerospace & Defense-3.22%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)(c)	$135,000	$141,132
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	150,000	153,348
Goat Holdco LLC, 6.75%, 02/01/2032(b)	120,000	122,167
TransDigm, Inc., 6.63%, 03/01/2032(b)	400,000	412,378

		829,025

Automobile Components-2.97%
Avis Budget Car Rental LLC, 8.38%, 06/15/2032(b)	110,000	114,890
Dana, Inc., 4.50%, 02/15/2032	60,000	59,036
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	150,000	156,943
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	95,000	96,443
PHINIA, Inc., 6.63%, 10/15/2032(b)	85,000	87,366
United Rentals (North America), Inc., 3.75%, 01/15/2032	135,000	124,503
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	130,000	124,752

		763,933

Automobiles-0.57%
Nissan Motor Co. Ltd. (Japan), 7.75%, 07/17/2032(b)	140,000	146,741

Banks-0.31%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	80,000	79,885

Building Products-2.83%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	231,000	217,266
6.38%, 06/15/2032(b)	130,000	134,147
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	65,000	56,236
MasterBrand, Inc., 7.00%, 07/15/2032(b)	130,000	134,805
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	180,000	185,907

		728,361

Capital Markets-0.41%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)	105,000	106,018

Chemicals-0.64%
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	70,000	64,678
W. R. Grace Holdings LLC, 6.63%, 08/15/2032(b)	100,000	99,797

		164,475

Commercial Services & Supplies-2.70%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	135,000	130,006
Brink’s Co. (The), 6.75%, 06/15/2032(b)	70,000	72,571
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)(c)	100,000	100,465

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	$100,000	$104,066
8.38%, 11/15/2032(b)	180,000	187,901
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	95,000	99,098

		694,107

Construction & Engineering-0.43%
Arcosa, Inc., 6.88%, 08/15/2032(b)	105,000	109,616

Construction Materials-3.10%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	51,000	53,123
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	720,000	743,023

		796,146

Consumer Finance-1.99%
EZCORP, Inc., 7.38%, 04/01/2032(b)	50,000	52,844
FirstCash, Inc., 6.88%, 03/01/2032(b)	92,000	95,582
Navient Corp., 7.88%, 06/15/2032(c)	90,000	95,053
OneMain Finance Corp.
6.75%, 03/15/2032	110,000	112,747
7.13%, 09/15/2032	150,000	156,377

		512,603

Consumer Staples Distribution & Retail-1.80%
BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer, Inc., 9.50%, 07/01/2032(b)	90,000	93,423
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	85,000	91,537
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	180,000	184,458
US Foods, Inc., 7.25%, 01/15/2032(b)	90,000	94,612

		464,030

Containers & Packaging-1.87%
Flex Acquisition Co., Inc., 6.75%, 04/15/2032(b)	260,000	267,319
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	90,000	91,557
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)(c)	50,000	50,468
Sealed Air Corp., 6.50%, 07/15/2032(b)(c)	70,000	72,461

		481,805

Distributors-0.42%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	105,000	107,345

Diversified Consumer Services-0.59%
Service Corp. International, 5.75%, 10/15/2032	150,000	151,678

Diversified REITs-0.93%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	135,000	129,890
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	110,000	108,262

		238,152

Diversified Telecommunication Services-1.15%
Level 3 Financing, Inc., 10.00%, 10/15/2032(b)	59,000	59,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

August 31, 2025

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	$80,000	$81,132
Maya S.A.S. (France), 7.00%, 04/15/2032(b)	150,000	154,461

		294,918

Electric Utilities-1.79%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	182,000	187,773
NRG Energy, Inc., 3.88%, 02/15/2032(b)	90,000	82,722
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	180,000	189,024

		459,519

Electrical Equipment-1.92%
EnerSys, 6.63%, 01/15/2032(b)	50,000	51,563
Lightning Power LLC, 7.25%, 08/15/2032(b)	270,000	286,599
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	150,000	155,719

		493,881

Electronic Equipment, Instruments & Components-1.12%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	95,000	97,892
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)(c)	90,000	93,034
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	95,000	97,627

		288,553

Energy Equipment & Services-0.88%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	130,000	133,352
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	90,000	92,741

		226,093

Entertainment-0.38%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	95,000	98,499

Financial Services-4.72%
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)(c)	50,000	44,292
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	120,000	123,848
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	300,000	301,603
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	160,000	166,901
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(b)	150,000	153,669
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	300,000	311,247
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(b)	110,000	113,144

		1,214,704

Food Products-1.18%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	126,000	118,608
Post Holdings, Inc., 6.25%, 02/15/2032(b)	180,000	185,133

		303,741

	Principal Amount	Value
Ground Transportation-1.49%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	$130,000	$132,347
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	130,000	136,022
XPO, Inc., 7.13%, 02/01/2032(b)	110,000	115,451

		383,820

Health Care Equipment & Supplies-1.16%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	130,000	134,093
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	160,000	163,538

		297,631

Health Care Providers & Services-4.64%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	355,000	376,116
Concentra Health Services, Inc., 6.88%, 07/15/2032(b)	115,000	119,359
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	180,000	186,352
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	130,000	134,049
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	135,000	120,791
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	100,000	100,667
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	150,000	155,751

		1,193,085

Health Care REITs-1.10%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	270,000	283,286

Hotel & Resort REITs-1.10%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	180,000	185,117
Service Properties Trust, 8.88%, 06/15/2032	95,000	98,102

		283,219

Hotels, Restaurants & Leisure-9.23%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)	270,000	276,968
6.00%, 10/15/2032(b)(c)	202,000	198,182
Carnival Corp., 5.75%, 08/01/2032(b)	540,000	549,585
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	270,000	246,616
6.13%, 04/01/2032(b)	85,000	87,352
Hilton Grand Vacations Borrower LLC, 6.63%, 01/15/2032(b)	165,000	168,469
MGM Resorts International, 6.50%, 04/15/2032(c)	140,000	143,763
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)	73,000	63,022
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	60,000	61,012
Station Casinos LLC, 6.63%, 03/15/2032(b)	93,000	95,715
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	105,000	108,824
Yum! Brands, Inc.
4.63%, 01/31/2032	200,000	193,465
5.38%, 04/01/2032	180,000	181,231

		2,374,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

August 31, 2025

	Principal Amount	Value
Household Durables-0.92%
LGI Homes, Inc., 7.00%, 11/15/2032(b)(c)	$70,000	$68,349
Newell Brands, Inc., 6.63%, 05/15/2032(c)	95,000	92,971
TopBuild Corp., 4.13%, 02/15/2032(b)	80,000	74,673

		235,993

Independent Power and Renewable Electricity Producers-0.74%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	135,000	137,008
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	60,000	54,051

		191,059

Insurance-3.87%
Acrisure LLC, 6.75%, 07/01/2032(b)	100,000	102,678
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	130,000	134,093
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	280,000	296,641
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	95,000	98,974
HUB International Ltd., 7.38%, 01/31/2032(b)	345,000	363,097

		995,483

Interactive Media & Services-1.65%
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	490,000	423,176

IT Services-0.37%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	100,000	95,320

Life Sciences Tools & Services-1.45%
IQVIA, Inc., 6.25%, 06/01/2032(b)	360,000	371,544

Machinery-1.31%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	110,000	113,200
Terex Corp., 6.25%, 10/15/2032(b)	135,000	136,749
Wilsonart LLC, 11.00%, 08/15/2032(b)	90,000	86,182

		336,131

Marine Transportation-1.32%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	330,000	340,540

Media-6.45%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	70,000	72,342
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)(c)	215,000	199,574
4.50%, 05/01/2032	520,000	475,842
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	70,000	68,630
Gray Media, Inc., 9.63%, 07/15/2032(b)	160,000	160,943
Midcontinent Communications, 8.00%, 08/15/2032(b)	115,000	119,951
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	40,000	28,574
Univision Communications, Inc., 9.38%, 08/01/2032(b)	270,000	284,503
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	280,000	248,854

		1,659,213

	Principal Amount	Value
Metals & Mining-1.89%
Century Aluminum Co., 6.88%, 08/01/2032(b)	$70,000	$71,633
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)(c)	235,000	233,918
Commercial Metals Co., 4.38%, 03/15/2032	50,000	47,056
Constellium SE, 6.38%, 08/15/2032(b)	60,000	61,297
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	70,000	73,017

		486,921

Oil, Gas & Consumable Fuels-8.87%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	105,000	108,657
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	105,000	106,970
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	100,000	97,780
CNX Resources Corp., 7.25%, 03/01/2032(b)	110,000	114,212
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	200,000	199,321
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	130,000	135,019
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	80,000	84,154
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	90,000	86,228
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	95,000	99,132
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	110,000	114,021
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	70,000	71,966
Matador Resources Co., 6.50%, 04/15/2032(b)	164,000	166,494
Murphy Oil Corp., 6.00%, 10/01/2032(c)	105,000	102,320
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	235,000	239,187
Parkland Corp. (Canada), 6.63%, 08/15/2032(b)	95,000	97,910
SM Energy Co., 7.00%, 08/01/2032(b)	135,000	136,059
Sunoco L.P., 7.25%, 05/01/2032(b)	135,000	142,898
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	180,000	177,467

		2,279,795

Personal Care Products-1.22%
Opal Bidco SAS (France), 6.50%, 03/31/2032, (Acquired 06/13/2025 - 08/01/2025; Cost $201,764)(b)(d)	200,000	203,650
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	105,000	109,045

		312,695

Pharmaceuticals-3.74%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	800,000	831,317
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	130,000	130,927

		962,244

Professional Services-0.73%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	180,000	187,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

August 31, 2025

	Principal Amount	Value
Software-1.92%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	$330,000	$353,063
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	135,000	140,191

		493,254

Specialized REITs-0.41%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	105,000	104,278

Specialty Retail-1.70%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	110,000	105,822
Global Auto Holdings Ltd./AAG FH UK Ltd.
(United Kingdom), 8.75%, 01/15/2032(b)	100,000	88,350
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	230,000	243,939

		438,111

Tobacco-0.20%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	50,000	52,395

Trading Companies & Distributors-2.26%
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(b)	150,000	156,643
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	410,000	424,475

		581,118

Wireless Telecommunication Services-0.55%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	135,000	141,386

Total U.S. Dollar Denominated Bonds & Notes (Cost $24,773,909)		25,257,573

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $22,445)	22,445	$22,445

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.30% (Cost $24,796,354)		25,280,018

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.78%
Invesco Private Government Fund, 4.28%(e)(f)(g)	698,563	698,563
Invesco Private Prime Fund, 4.46%(e)(f)(g)	1,816,394	1,816,939

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,515,430)		2,515,502

TOTAL INVESTMENTS IN SECURITIES-108.08% (Cost $27,311,784)		27,795,520
OTHER ASSETS LESS LIABILITIES-(8.08)%		(2,079,130)

NET ASSETS-100.00%		$25,716,390

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $22,360,584, which represented 86.95% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$28,817	$ 1,886,775	$(1,893,147)	$ -	$ -	$ 22,445	$ 2,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$14,866	$ 3,560,126	$ (2,876,429)	$ -	$ -	$ 698,563	$ 9,466*

Invesco Private Prime Fund	38,590	7,621,028	(5,842,709)	76	(46)	1,816,939	25,603*

Total	$82,273	$13,067,929	$(10,612,285)	$76	$(46)	$2,537,947	$37,990

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)

August 31, 2025

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.22%
Aerospace & Defense-7.00%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$60,000	$62,173
Bombardier, Inc. (Canada), 6.75%, 06/15/2033(b)	40,000	41,644
TransDigm, Inc.
6.00%, 01/15/2033(b)	90,000	91,075
6.38%, 05/31/2033(b)	160,000	162,526

		357,418

Automobile Components-1.57%
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/2033	30,000	28,215
Qnity Electronics, Inc., 6.25%, 08/15/2033(b)	50,000	51,749

		79,964

Building Products-1.40%
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	70,000	71,495

Chemicals-1.05%
Chemours Co. (The), 8.00%, 01/15/2033(b)	55,000	53,836

Commercial Services & Supplies-1.44%
Waste Pro USA, Inc., 7.00%, 02/01/2033(b)	70,000	73,369

Construction & Engineering-1.60%
AECOM, 6.00%, 08/01/2033(b)	80,000	81,708

Construction Materials-2.23%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	110,000	114,103

Consumer Finance-0.80%
Navient Corp., 5.63%, 08/01/2033	45,000	41,128

Consumer Staples Distribution & Retail-1.59%
Albertson’s Cos., Inc./Safeway, Inc./New
Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	35,000	35,840
US Foods, Inc., 5.75%, 04/15/2033(b)	45,000	45,260

		81,100

Containers & Packaging-2.23%
Ball Corp., 5.50%, 09/15/2033	30,000	30,381
Crown Americas LLC, 5.88%, 06/01/2033(b)	40,000	40,497
Sealed Air Corp., 6.88%, 07/15/2033(b)	40,000	43,236

		114,114

Diversified Telecommunication Services-4.55%
FIBERCOP S.p.A. (Italy), Series 2033, 6.38%, 11/15/2033(b)	45,000	44,401
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	140,000	141,394
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	45,000	46,696

		232,491

Electric Utilities-2.83%
NRG Energy, Inc., 6.00%, 02/01/2033(b)	80,000	81,127
XPLR Infrastructure Operating Partners L.P., 8.63%, 03/15/2033(b)(c)	60,000	63,318

		144,445

Electrical Equipment-1.32%
WESCO Distribution, Inc., 6.38%, 03/15/2033(b)	65,000	67,460

	Principal Amount	Value
Entertainment-1.29%
Wynn Resorts Capital Corp., 6.25%, 03/15/2033(b)	$65,000	$65,841

Financial Services-7.27%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)	65,000	67,728
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	40,000	40,930
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033(b)	95,000	98,229
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	70,000	71,568
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	40,000	41,646
WEX, Inc., 6.50%, 03/15/2033(b)	50,000	51,195

		371,296

Food Products-2.55%
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	50,000	49,102
Post Holdings, Inc., 6.38%, 03/01/2033(b)	80,000	81,013

		130,115

Health Care Equipment & Supplies-0.81%
Insulet Corp., 6.50%, 04/01/2033(b)	40,000	41,504

Health Care Providers & Services-3.02%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)	50,000	52,132
DaVita, Inc., 6.75%, 07/15/2033(b)	40,000	41,488
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	60,000	60,467

		154,087

Hotel & Resort REITs-1.01%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	50,000	51,679

Hotels, Restaurants & Leisure-7.29%
Carnival Corp., 6.13%, 02/15/2033(b)	145,000	148,992
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033(b)	85,000	86,798
5.75%, 09/15/2033(b)(c)	80,000	80,710
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	55,000	55,655

		372,155

Household Durables-0.99%
Whirlpool Corp., 6.50%, 06/15/2033	50,000	50,396

Industrial Conglomerates-0.90%
Amsted Industries, Inc., 6.38%, 03/15/2033(b)	45,000	46,126

Interactive Media & Services-1.98%
Snap, Inc., 6.88%, 03/01/2033(b)	100,000	101,145

IT Services-0.94%
EquipmentShare.com, Inc., 8.00%, 03/15/2033(b)	45,000	47,846

Media-6.34%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	120,000	107,131
Gray Media, Inc., 7.25%, 08/15/2033(b)	50,000	49,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)–(continued)

August 31, 2025

	Principal Amount	Value
Media-(continued)
Sinclair Television Group, Inc.
8.13%, 02/15/2033(b)	$115,000	$117,918
9.75%, 02/15/2033(b)	45,000	49,444

		323,787

Metals & Mining-3.16%
Capstone Copper Corp. (Canada), 6.75%, 03/31/2033(b)	35,000	35,971
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(b)	75,000	74,774
Novelis Corp., 6.38%, 08/15/2033(b)	50,000	50,551

		161,296

Oil, Gas & Consumable Fuels-13.26%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 07/15/2033(b)	40,000	40,633
Chord Energy Corp., 6.75%, 03/15/2033(b)	60,000	61,575
Civitas Resources, Inc., 9.63%, 06/15/2033(b)	50,000	52,954
Crescent Energy Finance LLC, 7.38%, 01/15/2033(b)	80,000	78,216
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	60,000	60,083
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 05/15/2033	55,000	57,487
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	55,000	57,474
Matador Resources Co., 6.25%, 04/15/2033(b)	60,000	60,594
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(b)	45,000	47,062
Sunoco L.P., 6.25%, 07/01/2033(b)	65,000	66,472
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033(b)	65,000	71,338
Vermilion Energy, Inc. (Canada), 7.25%, 02/15/2033(b)	25,000	23,515

		677,403

Professional Services-1.62%
CACI International, Inc., 6.38%, 06/15/2033(b)	80,000	82,615

Real Estate Management & Development-0.90%
Forestar Group, Inc., 6.50%, 03/15/2033(b)	45,000	45,904

Residential REITs-0.59%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/2033(b)	30,000	30,082

Semiconductors & Semiconductor Equipment-1.56%
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	80,000	79,613

Software-4.99%
Cloud Software Group, Inc., 6.63%, 08/15/2033(b)	70,000	71,028

	Principal Amount	Value
Software-(continued)
Fair Isaac Corp., 6.00%, 05/15/2033(b)	$100,000	$101,592
Gen Digital, Inc., 6.25%, 04/01/2033(b)	80,000	82,464

		255,084

Specialized REITs-1.60%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	80,000	81,913

Specialty Retail-2.01%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(b)	70,000	71,806
Bath & Body Works, Inc., 6.95%, 03/01/2033	30,000	31,091

		102,897

Trading Companies & Distributors-2.53%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	45,000	45,124
Herc Holdings, Inc., 7.25%, 06/15/2033(b)	80,000	83,980

		129,104

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,840,251)		4,914,519

	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $7,688)	7,688	7,688

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.37% (Cost $4,847,939)		4,922,207

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.85%
Invesco Private Government Fund, 4.28%(d)(e)(f)	40,244	40,244
Invesco Private Prime Fund, 4.46%(d)(e)(f)	105,292	105,324

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,568)		145,568

TOTAL INVESTMENTS IN SECURITIES-99.22% (Cost $4,993,507)		5,067,775
OTHER ASSETS LESS LIABILITIES-0.78%		39,902

NET ASSETS-100.00%		$5,107,677

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $4,629,125, which represented 90.63% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)–(continued)

August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$77,713	$(70,025)	$-	$-	$7,688	$200

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	246,223	(205,979)	-	-	40,244	116	*
Invesco Private Prime Fund	-	198,799	(93,475)	-	-	105,324	258	*

Total	$-	$522,735	$(369,479)	$-	$-	$153,256	$574

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-82.68%
Alabama-0.27%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	$330	$331,316
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	200,000
Birmingham (City of), AL Special Care Facilities Financing Authority, Series 2015, Ref. RB	5.00%	06/01/2034	60	60,042

				591,358

Alaska-0.45%
Alaska Housing Finance Corp., Series 2009, VRD Ref. RB(c)	2.68%	12/01/2040	1,000	1,000,000

Arizona-0.67%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	205	205,415
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(c)(d)	3.95%	01/01/2046	1,000	1,000,000
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	125	125,187
University of Arizona Board of Regents, Series 2015 D, RB(a)(b)	5.00%	09/17/2025	25	25,012
University of Arizona Board of Regents, Series 2015 D, RB(a)(b)	5.00%	09/17/2025	125	122,246

				1,477,860

California-13.36%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,015
Bay Area Toll Authority, Series 2024 H, VRD RB, (LOC - Bank Of America N.A.)(c)(d)	3.40%	04/01/2059	1,000	1,000,000
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	1.60%	04/01/2059	2,200	2,200,000
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,000
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	866,618
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	60,101
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	75,106
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	175,223
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	815,434
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	10	10,020
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	150,239
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	5	5,009
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	100,180
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,074
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,752,243
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,151,421
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	50,000
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	651,445
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,255,694
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,002,854
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	726,612
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	412,836
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,090,000
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2025	1,000	1,000,000
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,004,556
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2025	15	15,109
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,075
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	110	110,797
California (State of) Educational Facilities Authority (Pepperdine University), Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	5	5,000
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	140	140,287
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2027	5	5,026
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	795	798,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2030	$25	$25,127
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	90	90,168
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	55	55,299
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	231,250
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	502,717
California (State of) Housing Finance Agency, Series 2024, VRD RB(c)(d)(e)	1.60%	12/01/2027	1,000	1,000,000
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2025	25	25,054
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2025	5	5,011
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	150,221
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	67,820
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	301,887
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,010
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	120,242
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2025	15	15,000
California State University, Series 2015 A, Ref. RB(a)(b)	5.00%	11/01/2025	150	150,643
California State University, Series 2015 A, Ref. RB(a)(b)	5.00%	11/01/2025	985	989,224
California State University, Series 2015 A, Ref. RB(a)(b)	5.00%	11/01/2025	635	637,723
California State University, Series 2015 A, Ref. RB(a)(b)	5.00%	11/01/2025	50	50,214
California State University, Series 2015 A, Ref. RB(a)(b)	5.00%	11/01/2025	100	100,429
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	15	15,017
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	25	25,004
Chino Basin Regional Financing Authority, Series 2020 B, RN(a)	4.00%	11/01/2025	315	315,788
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	55	55,049
Foothill-De Anza Community College District, Series 2015, Ref. GO Bonds	5.00%	08/01/2028	350	350,427
Glendale Unified School District, Series 2015 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2025	5	5,000
Los Angeles (City of), CA Department of Water & Power, Series 2023 F-2, Ref. VRD RB(c)	3.00%	07/01/2047	2,500	2,500,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	200,113
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	400,527
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2025	235	235,482
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2025	155	155,340
Modesto Irrigation District, Series 2015 A, RB	5.00%	10/01/2040	235	235,180
Monterey (City of), CA, Series 2015, COP	4.00%	09/01/2045	35	31,948
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	100,441
Oakland (City of), CA, Series 2015 A, Ref. GO Bonds	4.00%	01/15/2039	20	19,449
Regents of the University of California Medical Center, Series 2007 B-2, VRD Ref. RB(c)	3.40%	05/15/2032	550	550,000
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	185	185,550
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	90	90,431
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	10	10,048
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB(a)	4.00%	11/01/2025	165	165,413
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	25	25,055
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	100,121
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	35	35,068
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB	4.00%	10/01/2046	350	310,280
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2025	25	25,119
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2027	125	125,168
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	115,264
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	90	90,044
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	150,044
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	300	300,022
San Jose Unified School District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	09/04/2025	5	5,001
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	65	65,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds(a)(b)	4.00%	09/01/2025	$25	$25,000
Tustin Unified School District (Community Facilities District No. 97-1), Series 2015 A, Ref. RB, (INS - BAM)(f)	5.00%	09/01/2038	150	150,113

				29,476,487

Colorado-1.37%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,020
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	188,638
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	95	95,675
Anthem West Metropolitan District, Series 2015, Ref. GO Bonds, (INS - BAM)(f)	4.13%	12/01/2044	5	4,370
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	130	130,730
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	85	85,537
Board of Governors of Colorado State University System, Series 2025 B, VRD Ref. RB(c)	2.83%	03/01/2055	1,000	1,000,000
Boulder Valley School District No. Re-2 Boulder, Series 2015, GO Bonds	5.00%	12/01/2038	200	200,151
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,235
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	155	156,043
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	145	145,602
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2025	225	226,180
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2025	45	45,223
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2025	120	120,595
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	5.00%	12/01/2025	120	120,755
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,063
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,224
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	269,533
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,050
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	130	126,173

				3,025,797

Connecticut-1.82%
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2025	15	15,076
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2025	5	5,025
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	160	160,821
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2028	10	10,051
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2030	45	45,209
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2032	15	15,053
Connecticut (State of), Series 2015, Ref. RB	5.00%	08/01/2027	325	325,552
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2025	10	10,030
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2025	200	200,399
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,004,155
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	195	195,173
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2025	160	160,809
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2027	50	50,085
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	195	195,368
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	55	55,101
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2031	320	320,490
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	65	65,078
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	160	160,175
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2025	30	30,000
Connecticut (State of) Housing Finance Authority, Series 2020 C-3, VRD RB(c)	2.73%	11/15/2050	1,000	1,000,000

				4,023,650

Delaware-0.28%
University of Delaware, Series 2005, VRD RB(c)	3.90%	11/01/2035	615	615,000

District of Columbia-0.45%
District of Columbia, Series 1998 A, VRD RB, (LOC - TD Bank N.A.)(c)(d)	3.95%	08/15/2038	600	600,000
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2025	75	75,483
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2025	50	50,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2025	$40	$40,075
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2025	185	185,348
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2025	30	30,193
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2025	5	5,032

				986,285

Florida-3.13%
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	190	190,385
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	957,598
Florida Keys Aqueduct Authority, Series 2021 B, RB(a)	5.00%	09/01/2025	100	100,000
FSU Financial Assistance, Inc., Series 2015 A, RB	4.13%	10/01/2040	50	47,758
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	130	118,694
Gainesville (City of), FL, Series 2012 B, Ref. VRD RB(c)	3.95%	10/01/2042	795	795,000
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,019
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,080
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	169,432
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	130,536
Hillsborough County Industrial Development Authority, Series 2024, VRD Ref. RB(c)	3.90%	11/15/2054	1,000	1,000,000
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	115	115,225
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,058
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	135,277
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,023
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	210,133
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2014, Ref. RB	5.00%	11/15/2039	15	15,003
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2025	505	506,023
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2032	20	20,038
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	10/01/2025	35	35,062
Orange (County of), FL Health Facilities Authority, Series 2008, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.65%	10/01/2026	1,000	1,000,000
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2025	35	35,069
Orlando (City of), FL Utilities Commission, Series 2012 A, Ref. RB	5.00%	10/01/2025	60	60,120
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	280	280,558
Palm Beach (County of), FL, Series 2015 D, RB(a)(b)	5.00%	12/01/2025	15	15,095
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	100,176
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2025	45	45,088
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB(a)(b)	4.00%	10/01/2025	20	20,025
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB(a)(b)	4.00%	10/01/2025	25	25,031
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	65,130
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,817
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(c)(f)	2.85%	10/01/2038	590	590,000

				6,912,453

Georgia-1.99%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,068
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	701,432
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	110,207
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,035
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2032	190	190,290
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	1,025	1,024,983
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	349,988
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	100,225
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	60,000
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,011
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,038
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	99,818
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	442,944
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	370,712
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	48,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	$100	$100,005
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,029
Muscogee County School District, Series 2021, GO Bonds	5.00%	10/01/2025	65	65,139
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB(a)	5.00%	09/01/2025	170	170,000
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	300	291,738
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2025	100	100,204

				4,386,183

Hawaii-1.00%
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2025	110	110,226
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	175	175,355
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	270	270,556
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	205	205,422
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2025	55	55,113
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	80	80,165
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	50	50,103
Honolulu (City & County of), HI, Series 2015 A, GO Bonds(a)(b)	5.00%	10/01/2025	50	50,101
Honolulu (City & County of), HI, Series 2015 A, GO Bonds(a)(b)	5.00%	10/01/2025	25	25,051
Honolulu (City & County of), HI, Series 2015 A, GO Bonds(a)(b)	5.00%	10/01/2025	30	30,061
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	250	250,507
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	195	195,395
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	110	110,223
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	75	75,152
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	75	75,152
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	400	400,810
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds(a)(b)	4.00%	10/28/2025	50	50,119

				2,209,511

Illinois-4.72%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	400	401,449
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,026,238
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	100	100,496
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	100	100,295
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	85	85,421
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	115	115,491
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2025	1,665	1,674,602
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	390	391,487
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	55	55,103
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	55	55,103
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2025	85	85,490
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	960	960,803
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	50	46,864
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	140	137,247
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2027	5	5,005
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,015
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,019
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2030	75	75,052
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	85	85,002
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	3.75%	08/01/2044	1,000	1,000,000
Illinois (State of) Finance Authority (The University of Chicago), Series 2021 A, Ref. RB	5.00%	10/01/2025	120	120,253
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	237,791
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	476,720
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB(a)(b)	5.00%	09/09/2025	20	20,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB(a)(b)	5.00%	09/09/2025	$80	$80,037
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB(a)(b)	5.00%	09/09/2025	35	35,016
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,000,488
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	510	510,021
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,000
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,000,488
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,006
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	270,007
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	5	5,026
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	15	15,077
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	180	180,022

				10,412,143

Indiana-1.25%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,060
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,502,953
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	80,445
Indiana (State of) Finance Authority (Parkview Health System), Series 2009, VRD Ref.RB, (LOC - Sumitomo Mitsui Banking)(c)(d)	2.75%	11/01/2039	1,025	1,025,000
Indiana (State of) Health Facility Financing Authority (Ascension Health Credit Group), Series 2001, RB(a)	5.00%	11/15/2036	5	5,009
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	45,092
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,009

				2,753,568

Iowa-0.72%
Iowa (State of) Finance Authority, Series 2019 E, VRD RB, (CEP - GNMA)(c)	2.78%	01/01/2049	1,000	1,000,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.80%	11/15/2041	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	3.60%	02/15/2041	300	300,000
University of Iowa (The), Series 2023, RB(a)(b)	3.50%	10/07/2025	200	200,176

				1,600,176

Kansas-0.82%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,000
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,000
Kansas (State of) Department of Transportation, Series 2015 B, RB	5.00%	09/01/2025	85	85,000
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	305	305,000
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	55	55,000
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	145	145,000
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	25	25,000
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	1,000	1,000,000
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,024
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,000
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,002

				1,805,026

Kentucky-0.44%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	401,609
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(f)	4.00%	09/01/2039	230	211,917
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	240	240,937
Kentucky (Commonwealth of) Property & Building Commission (No. 124), Series 2020 A, RB, (INS - AGI)(f)	5.00%	11/01/2025	5	5,022
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2025	35	35,137
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	80,602

				975,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.48%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD
RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.85%	09/01/2033	$620	$620,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	2.75%	07/01/2047	300	300,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	70	65,697
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	25	25,152
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	50	50,303

				1,061,152

Maine-0.07%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2025	145	145,000

Maryland-0.59%
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2025	70	70,000
Maryland (State of) Department of Transportation, Series 2017, RB	4.00%	05/01/2029	10	10,005
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2025	5	5,009
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2025	420	422,684
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2025	100	100,639
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	560	560,974
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	15	15,031
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2025	125	125,117

				1,309,459

Massachusetts-3.10%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,003
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	24,952
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,344,915
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	50,058
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	251,076
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	845,018
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2008 U-6C, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	3.40%	10/01/2042	1,790	1,790,000
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2025	205	205,591
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	230,220
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	200,187
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,014
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	600,010
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,000
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	200,170

				6,837,214

Michigan-1.38%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	75	75,226
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	185	185,556
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	375	376,128
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	30	30,090
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	15	15,045
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	185	185,556
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	300	300,902
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	575	576,729
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(a)(b)	5.00%	10/15/2025	275	275,827
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	99,989
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2025	10	10,021
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2025	200	201,012
Michigan (State of) Finance Authority (McLaren Health Care), Series 2015, Ref. RB	5.00%	05/15/2038	5	5,001
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,092
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	351,543
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	65	65,360
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2025	105	105,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	$50	$50,059
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	100	98,745

				3,043,463

Minnesota-0.43%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	180	181,259
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,031
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2028	15	15,017
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	225,243
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,010
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	491,967

				943,527

Mississippi-0.47%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	310,407
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	130	130,260
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	50	50,135
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	5	5,014
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	310	311,340
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	50	50,216
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	10	10,043
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	165	165,713

				1,033,128

Missouri-0.31%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2025	95	95,200
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	55,478
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	505	505,550
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	37,269

				693,497

Nebraska-0.55%
Douglas County Hospital Authority No. 3, Series 2015, Ref. RB(a)(b)	4.13%	11/01/2025	35	35,087
Douglas County Hospital Authority No. 3, Series 2015, Ref. RB	4.13%	11/01/2036	30	29,272
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,141
Gretna Public Schools, Series 2022 B, GO Bonds	5.00%	12/15/2027	1,050	1,056,349

				1,220,849

Nevada-0.39%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	209,993
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	417,834
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	225	226,478

				854,305

New Jersey-1.31%
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGI)(f)	5.50%	09/01/2025	725	725,000
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	100,123
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,021
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	100	100,221
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2025	60	60,229
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGI)(f)	4.00%	07/01/2033	380	380,200
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 B, VRD RB, (LOC - JP Morgan Chase Bank N.A.)(c)(d)	2.85%	07/01/2043	1,000	1,000,000
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	236,637
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	15	15,021
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	140	140,002
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	45	45,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	$35	$35,066
New Jersey Infrastructure Bank, Series 2012 A-R, Ref. RB	4.00%	09/01/2025	20	20,000

				2,892,824

New York-20.96%
Metropolitan Transportation Authority, Series 2002 D, VRD Ref. RB, (LOC - Truist Bank)(c)(d)	3.95%	11/01/2032	1,000	1,000,000
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	351,322
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(f)	5.00%	11/15/2033	105	105,284
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2029	100	100,378
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	60,134
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	55	55,055
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	300	300,191
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	45	45,243
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	210	210,928
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	30	30,122
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	291,095
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.25%	11/15/2029	25	25,107
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	170,235
Metropolitan Transportation Authority (Green Bonds), Series 2008 A-1, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	3.90%	11/01/2031	2,300	2,300,000
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2025	25	25,111
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	200,884
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	65	65,287
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	225	225,995
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2025	25	25,110
Monroe County Industrial Development Corp. (University of Rochester), Series 2015 A, Ref. RB	4.00%	07/01/2035	25	24,999
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	45	45,096
Nassau (County of), NY Industrial Development Agency, Series 1999, Ref. VRD RB(c)	3.95%	01/01/2034	850	850,000
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2025	150	150,452
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	185	185,455
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	110	110,269
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	300	300,625
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	430	430,707
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,001,586
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	100,387
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,080
New York (City of), NY, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	09/19/2025	5	5,006
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2025	15	15,000
New York (City of), NY, Series 2022 A-3, VRD GO Bonds(c)	3.90%	09/01/2049	500	500,000
New York (City of), NY, Series 2022A-4, VRD GO Bonds(c)	3.90%	09/01/2049	1,050	1,050,000
New York (City of), NY, Subseries 2012 A-3, VRD GO Bonds, (LOC - Mizuho Bank Ltd.)(c)(d)	3.90%	10/01/2040	1,000	1,000,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(c)	3.95%	06/01/2044	650	650,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(c)	3.95%	08/01/2044	1,330	1,330,000
New York (City of), NY, Subseries 2025 G-3, VRD GO Bonds(c)	3.90%	02/01/2055	1,075	1,075,000
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB(c)	3.95%	06/15/2043	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2011 FF-2, VRD RB(c)	3.95%	06/15/2044	1,090	1,090,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(c)	3.90%	06/15/2049	750	750,000
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA-6, VRD RB(c)	3.95%	06/15/2048	2,000	2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	3.38%	06/15/2030	65	65,023
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,012
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB, VRD RB(c)	2.75%	06/15/2051	1,800	1,800,000
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	3.13%	06/15/2031	100	100,103
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	427,985
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	175	176,229
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	20	20,140
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,030	2,044,259
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2025	40	40,168
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	200,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB(a)(b)	5.00%	11/17/2025	$320	$320,063
New York (City of), NY Transitional Finance Authority, Series 2016 E-4, VRD RB(c)	3.95%	02/01/2045	1,035	1,035,000
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2025	55	55,230
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	100,419
New York (City of), NY Transitional Finance Authority, Series 2018 A-4, VRD RB(c)	3.95%	08/01/2045	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(c)	2.45%	08/01/2042	2,500	2,500,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(c)	2.71%	05/01/2047	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,022
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	65	65,272
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2025	55	55,230
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	345	346,445
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2025	70	70,293
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	305	306,278
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2025	25	25,105
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2025	385	386,613
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	75,254
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	180,498
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	300	300,760
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	150,330
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2037	5	5,009
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	75,128
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	245,425
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	200,333
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	600,952
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	175,260
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,031
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	200,134
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	150,091
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	5.00%	09/15/2025	25	25,024
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,002,990
New York (State of) Dormitory Authority, Series 2015, Ref. RB	5.00%	07/01/2043	110	109,068
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	100,195
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(f)	5.00%	10/01/2025	200	200,392
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(f)	5.00%	10/01/2025	50	50,098
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,072
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(c)	2.67%	07/01/2039	430	430,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Subseries 2005 A-2, VRD RB, (LOC - Mizuho Bank Ltd.)(c)(d)	2.70%	05/01/2039	1,000	1,000,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(c)(d)	2.77%	11/15/2036	400	400,000
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(f)	5.00%	11/15/2025	10	10,055
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	85	85,617
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	487,639
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	100,501
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	326,347
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,001
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	625	627,339
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB(c)	2.75%	05/01/2054	2,350	2,350,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2029	15	15,061
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,016
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	95,283
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	265,149
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	90	89,571
New York State Housing Finance Agency, Series 2010, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.65%	05/01/2044	2,200	2,200,000
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,019
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,010
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	95	95,151
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	150,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	$10	$10,010
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	40	40,039
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	100,567
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	155,143
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB(a)(b)	5.00%	11/15/2025	405	407,009
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	410	410,732
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	100	100,543
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	705	707,824

				46,244,615

North Carolina-1.33%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(c)	3.95%	01/15/2048	1,000	1,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(c)	3.95%	01/15/2037	1,000	1,000,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	95	95,629
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	300,595
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	160	160,011
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,013
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2025	240	240,000

				2,931,248

Ohio-1.47%
Allen (County of), IN, Series 2012, VRD RB, (LOC - TD Bank N.A.)(c)(d)	2.65%	05/01/2036	400	400,000
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	100,111
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(f)	5.25%	12/01/2025	200	201,410
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	500,510
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2025	25	25,162
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	1,000	999,967
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	145	145,136
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	181,294
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	100,719
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	440	440,103
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2025	5	5,033
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	140,849

				3,240,294

Oklahoma-0.06%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,000
Oklahoma (State of) Development Finance Authority, Series 2015 A, Ref. RB	4.00%	08/15/2038	55	50,043

				125,043

Oregon-0.23%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,012
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	502,611

				512,623

Pennsylvania-3.43%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	100,401
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	411,801
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center), Series 2016 A, Ref. RB(a)(b)	5.00%	11/15/2025	15	15,074
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	603,179
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	285,254
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	90	87,149
Delaware (State of) River Port Authority, Series 2013, RB(a)(b)	5.00%	09/29/2025	55	55,102
Delaware Valley Regional Finance Authority, Series 2020, VRD Ref. RB, (LOC - TD Bank N.A.)(c)(d)	2.65%	11/01/2055	1,000	1,000,000
Luzerne (County of), PA, Series 2015 A, Ref. GO Bonds, (INS - AGI)(f)	5.00%	11/15/2029	225	226,021
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds(a)(b)	4.00%	09/11/2025	15	15,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	$155	$155,143
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	305	305,000
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	140	140,000
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds(a)(b)	4.00%	09/11/2025	85	85,031
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds(a)(b)	4.00%	09/11/2025	50	50,018
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	45,042
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds(a)(b)	4.00%	09/11/2025	45	45,017
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	200	200,413
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,111
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	20	20,121
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	201,157
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2029	25	25,140
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2025	40	40,256
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2025	100	100,639
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.72%	12/01/2039	305	305,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 B, VRD Ref. RB, (LOC - Td Bank N.A.)(c)(d)	2.62%	12/01/2043	1,150	1,150,000
Pennsylvania State University (The), Series 2015 A, RB(a)(b)	5.00%	09/01/2025	500	500,000
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	115	115,232
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(c)	3.95%	07/01/2054	1,000	1,000,000
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGI)(f)	4.13%	02/01/2036	85	85,021
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(f)	5.00%	08/15/2038	150	150,112

				7,567,439

South Carolina-0.61%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	90,537
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	125	125,727
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,138
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	349,992
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,003
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	150,054
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	601,221

				1,346,672

South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	11/01/2025	255	256,017

Tennessee-0.74%
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	5.00%	09/01/2025	130	130,000
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	5.00%	09/01/2025	400	400,000
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	10	10,043
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	85,361
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	1,000	1,004,322

				1,629,726

Texas-7.88%
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2025	15	15,000
Austin Community College District, Series 2015, GO Bonds(a)(b)	5.00%	09/29/2025	150	150,266
Corpus Christi (City of), TX, Series 2015, RB(a)(b)	5.00%	10/10/2025	100	100,250
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2025	5	5,020
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,000,130
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	155,960
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	1,500	1,509,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	$175	$176,083
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,062
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,155
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	176,083
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	201,238
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2035	90	90,057
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2036	50	50,026
Harris (County of), TX, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	80	80,152
Harris (County of), TX, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	155	155,295
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	130,562
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2027	15	15,024
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.65%	10/01/2045	1,000	1,000,000
Houston (City of), TX, Series 2012, Ref. VRD RB(c)	2.98%	05/15/2034	275	275,000
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,093
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	201,053
Houston (City of), TX, Series 2018 C, Ref. VRD RB(c)	2.98%	05/15/2034	1,000	1,000,000
Houston Higher Education Finance Corp. (KIPP, Inc.), Series 2015, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	25	23,716
Kerrville Health Facilities Development Corp. (Peterson Regional Medical Center), Series 2015, Ref. RB	5.00%	08/15/2035	25	25,049
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	210	210,217
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	10/01/2025	15	15,029
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP -Texas Permanent School Fund)(a)(b)	5.00%	10/01/2025	310	310,590
North Texas Municipal Water District, Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	200	200,000
North Texas Municipal Water District, Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	10	10,000
North Texas Municipal Water District, Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	145	145,000
North Texas Municipal Water District, Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	135	135,000
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGI)(f)	5.00%	10/01/2032	215	215,266
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	150,248
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2024, Ref. VRD RB(c)	3.45%	11/15/2050	1,000	1,000,000
Tennessee (State of), Series 2010, VRD GO Bonds(c)	2.75%	12/01/2040	800	800,000
Texas (State of), Series 2014 D, VRD GO Bonds(c)	2.77%	06/01/2045	2,000	2,000,000
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	175,306
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	130,225
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	205,193
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	75,125
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	50,053
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	90,182
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	105,212
Texas (State of), Series 2020, VRD GO Bonds(c)	2.77%	12/01/2050	1,200	1,200,000
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	405	405,771
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	500	500,171
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	575,139
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	40,083
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,002,076
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	305,754
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	500,282
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	115,133
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	100,032

				17,392,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-0.03%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	$55	$55,034
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,009

				75,043

Virginia-0.85%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	75,094
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB(c)	2.72%	12/01/2033	500	500,000
Hampton Roads Sanitation District, Series 2024 A, Ref. RB	5.00%	11/01/2025	25	25,108
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	40,000
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	120	120,000
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	30	30,054
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,000,414
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2025	80	80,074

				1,870,744

Washington-1.82%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,002,785
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	125	125,348
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	20	20,056
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	125	125,551
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	135	135,595
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	75,330
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	160	160,705
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	80	80,352
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	1,015	1,019,472
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	5	5,022
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	145	145,639
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,128
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,056
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,013
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	435	437,748
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	210	211,326
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,179
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	60	60,359
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB(a)(b)	5.00%	12/01/2025	20	20,126
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB(a)(b)	5.00%	12/01/2025	15	15,095
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	25	25,155
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,052
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	106,198
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,002

				4,007,292

West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2025	60	60,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.30%
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(c)	3.90%	04/01/2048	$1,000	$1,000,000
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	500,558
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2025	100	100,506
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance), Series 2012, RB	5.00%	06/01/2039	140	140,139
Wisconsin (State of) Housing & Economic Development Authority, Series 2017 C, VRD RB(c)	2.80%	05/01/2046	1,000	1,000,000
Wisconsin (State of) Public Finance Authority, Series 2023 D, VRD Ref. RB, (LOC - Truist Bank)(c)(d)	2.90%	10/01/2044	130	130,000

				2,871,203

TOTAL INVESTMENTS IN SECURITIES(g)-82.68% (Cost $182,668,934)				182,415,745
OTHER ASSETS LESS LIABILITIES-17.32%				38,201,368

NET ASSETS-100.00%				$220,617,113

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-90.95%
Alabama-0.39%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2026	$5	$5,129
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,500
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	360	370,707
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	8,830
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	85	86,300
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,853
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	5	5,127
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,098
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	140	140,117
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	51,164
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	80	81,862
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	85	86,132
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	86,011
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,180
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,259

				1,141,269

Alaska-0.10%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	295	299,113

Arizona-1.04%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	220	226,311
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,278
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	35,583
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	507,754
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2034	20	20,289
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	102,125
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	132,903
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	19,839
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,230
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,640
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	120,724
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	577,672
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,067
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	81,753
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,250
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	30	30,463
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	96,246
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	75	76,606
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	30	30,665
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,216
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	51,028
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	71,352
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	20	20,333
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	111,697
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,359
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	101,066
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	85	86,884
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2026	5	5,105
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	70,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	$110	$110,991
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	200,974

				3,021,033

California-15.29%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,710
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,088
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2026	5	5,084
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	70	71,160
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,144
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	110	113,166
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	80	82,158
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,662
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	80	80,756
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,039
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	180	181,393
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	180	181,586
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,405
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,675
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	200	205,396
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,850
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	718,535
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	35	35,927
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	205,256
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	20	20,526
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	440	444,155
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	225	230,419
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	100	100,774
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	439,585
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	184,013
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,330
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	65	65,390
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	105	107,163
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	777,948
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	20,076
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	60	61,135
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	45	45,851
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	45	45,090
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	25	25,431
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	80	80,051
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	65	65,041
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	10	10,156
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	34,866
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2037	60	60,852
California (State of), Series 2017, GO Bonds	5.00%	11/01/2026	5	5,168
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	350	359,206
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	179,603
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	315	325,585
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	15	15,059
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	90	92,185
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,054
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	25	25,219
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,111
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	25	25,180
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2032	85	86,745
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	155	157,943
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	100	100,357
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	508,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	$50	$50,033
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	101,436
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,065
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	49,432
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	770	794,015
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,049,157
California (State of), Series 2018, GO Bonds	5.25%	10/01/2039	25	25,197
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	600	601,545
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	315	319,855
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	500	508,289
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	80	82,495
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,359
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,504
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	30	30,665
California (State of), Series 2021, GO Bonds	5.00%	12/01/2031	15	15,267
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,329
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	10	10,138
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	5	5,103
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	435	450,671
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	85	87,856
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,332
California (State of), Series 2023, GO Bonds	5.00%	09/01/2026	5	5,144
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	235	241,764
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	190	194,998
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	85	87,047
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	50	50,387
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	50	50,300
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	130	133,216
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	55	56,330
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	280	285,316
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	51,315
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,721
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	50	51,889
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	70	72,165
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	75	77,136
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	55	57,078
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	55	57,078
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	5	5,180
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	93,183
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	35	36,165
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	75	75,321
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	130,370
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	100	103,779
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	98,590
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,313
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	493,355
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,211
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	56,023
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,088
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	96,557
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	10	10,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	$130	$132,277
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,984
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,287
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	288,844
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	515,006
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	715	698,457
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	150,011
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	97,909
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,868
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	41,369
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	60,056
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	80	81,645
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	250	256,063
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003, RB(a)(b)	5.13%	07/01/2026	95	97,401
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,086
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	115	116,879
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	162,549
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	85	86,285
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	96,348
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	60	60,783
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	56,757
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,160
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,070
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,295,485
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,770
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	72,098
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	221,787
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,272
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	71,473
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,609
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	95	95,723
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,150
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	25,715
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	5	5,154
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,132
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	516,507
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	405	370,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	$20	$20,157
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	29,973
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	145	147,617
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	101,801
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	65	66,123
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	105	106,730
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	30	30,468
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	35,518
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	125	126,760
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,067
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	65	65,152
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	20,027
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	55	55,586
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	604,026
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	450	452,021
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,976
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,355
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	35	35,621
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	56,472
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	20	20,535
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	56,472
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	65	66,740
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	25	25,119
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	245,874
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2035	125	125,275
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	75	74,940
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	175,644
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2026	30	30,443
Corona-Norco Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	50	50,110
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	20	20,232
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	75	75,870
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	30	30,348
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	20	20,249
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	629,107
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,467
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,148
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,117
El Dorado Irrigation District, Series 2016 C, Ref. RB(a)(b)	5.00%	03/01/2026	5	5,072
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (Election of 2014), Series 2016 B, GO Bonds	4.25%	10/01/2041	40	39,069
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	3.50%	08/01/2037	45	43,135
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2039	50	48,508
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	10	10,220
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,705
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2032	45	45,661
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	252,563
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,199
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	226,183
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,197
Long Beach (City of), CA, Series 2025 A, Ref. RB	5.00%	05/15/2026	40	40,741
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,111
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	122,257
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,106
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,173
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,071
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	40,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	$25	$25,145
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,003,129
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	219,210
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	253,903
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	581,162
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2015 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,452
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	203,882
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	91,612
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	61,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,015,486
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	35,503
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,139
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2037	15	15,203
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,565
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	51,259
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	51,259
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	547,082
Los Angeles (Port of), LA, Series 2019 B, Ref. RB	5.00%	08/01/2026	10	10,256
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	60,031
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	60	59,730
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	50	50,082
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	5	5,139
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	40	41,111
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	260,403
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	120	122,981
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	180	183,570
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	384,314
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	380	389,438
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	15	15,142
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	35	35,330
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	70	71,745
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	155	160,054
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	100,866
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	106,991
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	67,123
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	95	97,870
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	420	432,197
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	245	251,744
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2031	100	102,555
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	60	61,429
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	165	163,930
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	64,256
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2037	250	244,327
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2044	125	114,619
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	5	5,112
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	45,990
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	16,685
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	93,372
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,044
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2028	210	215,368
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2029	30	30,748
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	33,049
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	400	405,429
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,313
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	182,067
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	884,021
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	15,004
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	220	221,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2026	$5	$5,138
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	150,863
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,141
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	25	25,706
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	100	103,086
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,151
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	10	10,186
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	147,543
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	5	5,075
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	101,409
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	101,311
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	10	10,121
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	901,207
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	30	30,499
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	65	65,804
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	180	181,157
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, Ref. RB	5.00%	05/15/2033	30	30,480
San Diego (County of), CA Regional Transportation Commission, Series 2016 B, Ref. RB	5.00%	08/01/2035	70	71,037
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	165	167,855
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	60	61,038
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	55	55,952
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	195	200,129
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	95	97,499
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,132
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	145	148,814
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	102,736
San Diego Unified School District, Series 2016 R-5, GO Bonds	5.00%	07/01/2026	50	51,225
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	110	111,478
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	475	485,369
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	35	36,016
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	5	5,145
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,086
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 A, Ref. RB	5.00%	05/01/2026	10	10,173
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	100,041
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	40,691
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	36,230
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	295	304,463
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	435,430
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	35	34,095
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	108,689
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,163
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	150,763
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	151,151
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	112,823
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	80	80,830
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	51,370
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	135	139,495
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	102,236
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	20	20,346
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	75	75,919
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	494,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	$5	$5,084
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,199
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	18,618
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(c)	3.38%	08/01/2040	80	69,974
Tahoe-Truckee Unified School District, Series 2016 B, GO Bonds	5.00%	08/01/2039	30	30,561
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,086
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	132,152
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,066
University of California, Series 2016, Ref. RB	5.00%	05/15/2038	10	10,096
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	204,143
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,020,714
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	121,557
Victor Valley Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,425
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(c)	5.75%	08/01/2031	450	462,636
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	100,520

				44,340,759

Colorado-2.13%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	200	205,312
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	85	87,205
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	200	205,014
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,176
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	105	108,428
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	103,162
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	185	190,540
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	60	60,759
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	60	61,536
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	25	25,364
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	70	72,320
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	70	71,661
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	155	158,679
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	25,593
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,787
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	540	556,997
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	75	76,485
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	95,754
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	395	397,006
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	65	66,857
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	510	511,198
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB	5.00%	11/01/2040	25	25,234
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	55	56,784
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	56,305
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	127,984
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,225
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,163
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,150
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	700	700,593
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	20	20,493
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,461
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	216,557
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	90,340
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	55	56,816
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	30	30,899
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	65	66,898
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	107,988
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	575	590,575
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,082
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	91,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2026	$10	$10,208
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	41,393
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	25	25,627
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,215
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	110	112,160
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	80	77,691
El Paso County School District No.49 Falcon, Series 2017 B, COP	5.00%	12/15/2042	25	25,173
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	41,393
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	51,078
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	107,607
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	45	46,567
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	56,073
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	101,142

				6,172,014

Connecticut-1.62%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	849,236
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,067
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2035	15	15,009
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	15	14,993
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2026	5	5,091
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	200,687
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	315	323,649
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	205,846
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	102,031
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	5	5,146
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	205	210,533
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	45	45,716
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	85	85,981
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	161,497
Connecticut (State of), Series 2020, RB	5.00%	05/01/2026	5	5,089
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	523,766
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	87,664
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	505,360
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	205,132
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	10	10,119
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,225
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2026	25	25,318
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	184,856
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	155	158,832
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	575	588,322
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	5	5,099
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(c)	5.00%	09/01/2031	15	15,334
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB	5.00%	09/01/2028	45	46,159
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2026	40	40,347
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2026	5	5,112
Connecticut (State of) Health & Educational Facilities Authority, Series 2024, Ref. RB	5.00%	07/01/2026	5	5,103
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,011
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(c)	4.00%	11/01/2034	35	35,189

				4,692,519

Delaware-0.11%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	11	11,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2026	$10	$10,181
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	295	301,637

				322,918

District of Columbia-1.21%
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,017
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	35	35,133
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	135	139,106
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	645	655,451
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,095
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,100
District of Columbia, Series 2016, GO Bonds	5.00%	06/01/2033	25	25,334
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	447,832
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	385,677
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	130	133,702
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	80	82,631
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,301
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	100	103,289
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,034
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	4,849
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	155	157,199
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	55	55,736
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,524
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	25	25,728
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	625,185
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	102,598
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	200	204,316
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2026	60	61,373
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	125	127,861

				3,519,071

Florida-3.66%
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	505	515,183
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,105
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	35,234
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	506,457
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	253,228
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	290	296,113
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	20	20,422
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	115	117,317
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	20	20,160
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,434
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	19,630
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2026	375	383,280
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	5	5,009
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,438
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	180	184,080
Florida (State of), Series 2017, RB	5.00%	07/01/2026	45	46,020
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	198,920
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,402
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	102,191
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	144,147
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2026	15	15,335
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	107,899
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	100	102,671
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2017 A, Ref. RB	5.00%	10/01/2026	5	5,138
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	501,549
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	30,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	$45	$46,306
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	50	50,481
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2029	135	136,254
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2030	5	5,045
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2031	30	30,262
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 A, Ref. COP	5.00%	05/01/2032	130	131,752
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	5.00%	02/01/2032	100	100,879
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds	5.00%	03/15/2046	30	30,124
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,048
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	503,247
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	100,201
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	81,565
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	117,155
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	91,589
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,903
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	137,105
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	142,044
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,841
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	116,442
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,207
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	200,025
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	5	5,126
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	56,280
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	50	51,020
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	510	522,247
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	305	311,046
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	127,155
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	195,245
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	5	5,090
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	150	152,421
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	238,359
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,818
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	45,490
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,074
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	45	46,262
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,294
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	530	542,335
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,233
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	70	71,572
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,706
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,105
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	160	163,949
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	603,901
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,027
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,019
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	203,075
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	455	457,025
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,144
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	50,707
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	255	258,514
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	10	10,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	$30	$30,335
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	75	75,795
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	100,944
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	70	70,629
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	25	25,135
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB	5.00%	10/01/2037	25	25,606
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	51,413
Volusia (County of), FL School Board, Series 2016 A, Ref. COP, (INS - BAM)(c)	5.00%	08/01/2032	5	5,042

				10,619,935

Georgia-1.57%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2026	70	72,779
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	219,640
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,007
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	67,058
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(c)	5.25%	10/01/2032	400	408,042
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	110	110,007
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	150	155,159
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	51,183
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	570	576,469
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,355
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	335	342,928
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	80	82,009
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	204,733
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	85	87,012
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,464
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	107,485
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,185
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,303
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	10	10,208
Georgia (State of) Municipal Electric Authority, Series 2024, Ref. RB.	5.00%	01/01/2026	50	50,392
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	188,843
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	120	122,448
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	40	41,023
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	60	60,885
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,147
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,295
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	145	148,508
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	174,009
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	175	178,879
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	35	35,740
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	40	40,828
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	90	92,017
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	105	107,353
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,785
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	70	71,569
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,015
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,962
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,723
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	20	20,223
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	130	132,297
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	35,619

				4,549,586

Hawaii-0.99%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,132
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	195	196,888
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,753
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	$235	$241,125
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	76,947
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	66,645
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	120	122,869
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	194,256
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,138
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,126
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	110	113,215
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	165	169,300
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,506
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	433,672
Hawaii (State of), Series 2017 D, GO Bonds	5.00%	05/01/2026	10	10,177
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	155	159,531
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	45,389
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,134
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,060
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	605,445
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	45,581
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	60,775
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	55	55,711

				2,874,521

Idaho-0.06%
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2026	110	112,575
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	40	40,801
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2026	30	30,601

				183,977

Illinois-4.98%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2028	60	61,502
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2029	40	40,989
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	415	424,715
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,815
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	97,892
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(a)	5.00%	01/01/2026	100	100,674
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2033	20	20,104
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2034	15	15,068
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	300,102
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,157
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	80,622
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	80	80,615
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	60,444
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	80	80,469
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2033	40	40,209
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	260	261,190
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	140	140,468
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	285	285,745
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	125	125,262
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	40	40,314
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2026	100	100,784
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,109,548
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	260	267,358
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	95	97,523
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	40	41,033
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	65	66,896
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2026	5	5,042
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	139,150
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	$100	$102,574
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	345	353,467
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	695,795
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	30	30,604
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	360	366,991
Cook (County of), IL, Series 2021 A, Ref. GO Bonds.	5.00%	11/15/2026	30	30,922
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	173,164
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,207
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	120	120,774
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,144
Illinois (State of), Series 2016 D, Ref. RB	4.00%	06/15/2030	40	40,200
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2026	20	20,156
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	10	10,175
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	76,954
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	45	46,101
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	20	20,454
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	140,250
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	211,118
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	105	105,580
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	117,018
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	572,785
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	60	60,925
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	521,494
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,448
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	98,834
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	325	320,615
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	216,665
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	10	9,592
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	01/01/2039	30	27,962
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	120	121,204
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,145
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	80	80,435
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	523,865
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	148,666
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	75	77,039
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	51,264
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2026	25	25,470
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2026	5	5,058
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	190,382
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,058
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2026	5	5,059
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,237
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	66,261
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,388
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2026	10	10,100
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	79,697
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	161,679
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	217,492
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB(a)	4.00%	07/01/2026	135	135,640
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	305	305,558
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,063
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,723
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,310
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,108
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,114
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	25	25,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	$75	$76,519
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	260,951
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,027
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,120,679
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,313
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	180	181,019
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	286,497
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	161,382
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	420	423,629
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	75,995
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(c)	5.00%	12/01/2046	335	335,759
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,235
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	35	35,235
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,061
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2016 D, Ref. RB(a)(b)	4.00%	02/15/2026	55	55,387

				14,458,809

Indiana-1.16%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	91,617
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	254,360
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	564,200
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	41,052
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	65	65,766
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,978
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	165	167,588
Indiana (State of) Finance Authority (Green Bonds), Series 2016 B, Ref. RB	5.00%	02/01/2028	10	10,106
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	505,363
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,337
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,224
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,491
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	260	263,496
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2037	15	15,187
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	620,849
Indiana (State of) Municipal Power Agency, Series 2016 C, Ref. RB	5.00%	01/01/2039	65	65,778
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,410
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	560,695

				3,353,497

Iowa-0.17%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	35	35,391
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	55,989
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	80	81,950
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	205	207,802
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	87,764
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,975

				499,871

Kansas-0.35%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	148,694
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	25	25,295
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	125	126,180
Kansas (State of) Department of Transportation, Series 2015 B, RB(a)(b)	5.00%	09/01/2025	40	40,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	$110	$112,990
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,563
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	45	45,728
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	35	35,609
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	55	56,564
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	391,734

				1,003,357

Kentucky-0.74%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund),
Series 2024, Ref. RB	5.00%	09/01/2026	175	179,494
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	455	468,957
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	80	82,356
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	103,067
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	70	71,207
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	250,022
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	85	86,903
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	385	393,042
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	125	127,373
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	122,093
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	150	152,381
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2026	75	76,395
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	45	45,158

				2,158,448

Louisiana-0.49%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	385	394,243
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	66,476
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	265	271,964
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2026	20	20,448
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	157,263
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	309,916
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	152,757
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	50	50,029

				1,423,096

Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	51,354

Maryland-1.67%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	45,550
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	45	46,109
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	205	208,210
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	20	20,285
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	80	81,972
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	105	107,588
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	101,427
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2026	5	5,071
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	107,588
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	153,697
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	184,437
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,041
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,543,522
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	62,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	$165	$169,787
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	257,116
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,270
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	05/01/2026	615	625,705
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	05/01/2026	290	295,048
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	35,776
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	380,816
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	160	165,039
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2026	25	25,391
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	80	82,701
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	71,663
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2026	10	10,238
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,069

				4,852,127

Massachusetts-3.18%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	168,740
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,227
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	160	163,451
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	20	20,414
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	56,007
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	50,853
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	70	71,391
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	86,926
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	295,307
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	301,086
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	203,085
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	81,111
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	101,058
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	136,020
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	152,355
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,061
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,094
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	290,273
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	19,999
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,021
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	144,797
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,480
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,152
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,716
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	45	46,194
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,112
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	525,289
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	70	71,223
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	20	20,300
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	116,441
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,317
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	51,483
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,567
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	247,671
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,453
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	128,422
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	116,013
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	203,601
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,033
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	76,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	$5	$5,160
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,078
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	125	127,833
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,123
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,484
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, RB	5.00%	07/01/2047	25	23,518
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	755	757,527
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	248,104
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	220,809
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	5	5,046
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,171
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	100	102,202
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2029	20	20,182
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	518,454
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	10	10,154
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	74,833
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	313,689
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,311
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2029	25	25,506
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	254,437
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,056
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	200,907
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,539
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	70	67,662
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	08/01/2026	40	41,004
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	50,906
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	45	45,709
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,017
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,119
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	08/01/2028	5	5,123
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2033	20	20,444
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	420	428,879
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	253,004
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2029	5	5,116
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	90	90,811
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	65,585
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	164,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	$155	$158,892
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,125
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	507,429
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,119
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,119
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,377
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	35,879
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2030	20	20,441
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2026	5	5,156

				9,211,149

Michigan-2.35%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	30	30,038
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,003
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	20	20,394
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,477
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	180	181,921
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	508,772
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,340
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	170	173,569
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	112,365
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	5	5,107
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGI)(c)	5.00%	05/01/2045	45	45,055
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	75	76,330
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	55	55,587
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,611
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,163
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	185	187,590
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	160	163,909
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	175	178,971
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	115	117,440
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	40	40,797
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	509,367
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	137,436
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	302,714
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	150,117
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	399,986
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	80	80,646
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	530,110
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	143,665
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	241,178
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,547
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	71,815
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	35,834
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2031	5	5,107
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	140	142,707
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	80	81,223
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	504,719
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	110	110,262
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	220	222,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	$250	$257,316
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	45	46,382
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	108,073
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	05/01/2039	230	224,546
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	135	137,010
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	76,117
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	55	55,819
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	71,075
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,014
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	100	101,524

				6,812,231

Minnesota-0.84%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	25	25,850
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,218
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	45	46,118
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	525	540,461
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	87,503
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2026	70	71,738
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2026	25	25,621
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	45	46,223
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	101,307
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2026	20	20,491
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2026	45	46,117
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,049
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,262,436
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	85,498
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	50,291

				2,439,921

Mississippi-0.38%
Minnesota (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	25	25,758
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	105	108,414
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,626
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,788
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,788
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,650
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,626
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	36,138
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	144,245
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	155	159,700
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,910
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	154,549
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	194,129

				1,091,321

Missouri-0.71%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	51,516
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	70	70,154
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	190	191,573
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	130	130,892
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	110	111,116
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	15	15,133
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	40,717
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	56,632
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2026	$10	$10,171
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,435
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	76,148
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	76,051
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,692
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,088
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,270
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	305	310,431
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	150	154,741
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2026	10	10,178
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2026	275	279,897
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	141,949
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,133
St. Louis (City of), MO, Series 2007 A, Ref. RB, (INS - AGI)(c)	5.25%	07/01/2026	20	20,464
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,214
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	29,300

				2,058,912

Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	40,436
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	85	85,867
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,051
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	85	86,649
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	233,490

				466,493

Nevada-1.10%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	314,427
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	35	35,888
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	90	90,953
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,159
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,171
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,212
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	51,067
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2026	15	15,320
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	70	71,516
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	25	25,533
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	250,590
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,178
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	86,727
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	96,930
Clark County School District No. 114 Evergreen, Series 2019 A, Ref. RB	5.00%	07/01/2026	30	30,640
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2033	500	507,129
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	10	10,125
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	175	176,885
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	75,730
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	295	297,329
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	175	175,778
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	110	110,040
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	50	51,001
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	105	107,016
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	81,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	04/01/2026	$5	$5,077
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,877
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2031	240	244,178
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	140	142,264

				3,189,988

New Hampshire-0.01%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,089

New Jersey-3.62%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	138,003
Hudson County Improvement Authority (Hudson County Vocational - Technical Schools), Series 2016, RB	5.00%	05/01/2041	20	20,061
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	375	382,201
New Jersey (State of) Economic Development Authority, Series 2004, RB, (INS - NATL)(c)	5.25%	07/01/2026	35	35,643
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	80	80,042
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	356,562
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	284,216
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	113,340
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	483,511
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	265,151
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	57,190
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	425	437,144
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	665	672,964
New Jersey (State of) Economic Development Authority, Series 2024, Ref. RB	5.00%	06/15/2026	45	45,861
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,105
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	147,336
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,013,220
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	190	191,023
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	65,998
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	200	200,404
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	100,611
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	75	76,524
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	173,279
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	70	71,248
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	665	666,957
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	591,119
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	115	117,056
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	300	305,071
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	480	483,733
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	190	196,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,863
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	20	20,358
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	385	391,508
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	290	294,491
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	629,279
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	170	173,252
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGI)(c)	5.25%	01/01/2026	220	222,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGI)(c)	5.25%	01/01/2026	$895	$903,404
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2038	35	35,276

				10,497,075

New Mexico-0.30%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	243,149
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	120	122,532
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	165	168,482
New Mexico (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	06/15/2026	10	10,211
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	220	224,931
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	30	30,673
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2026	70	71,569

				871,547

New York-14.47%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,046
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,686
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,654
Build NYC Resource Corp. (Chapin School), Series 2016, RB	5.00%	11/01/2026	10	10,303
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,043
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,559
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	125	126,494
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2030	10	10,242
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2031	5	5,113
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	162,051
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	500,004
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(c)	5.25%	11/15/2026	525	541,989
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	86,703
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,160
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	5	5,156
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	110	113,359
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	5	5,146
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	10	10,273
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2033	75	76,831
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,345
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	81,721
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	101,863
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,251
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	76,102
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	9,818
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	757,906
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	85	87,475
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	20	20,564
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	425	436,025
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2031	5	5,116
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,047
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	205	205,560
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	164,842
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	515,130
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,321
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	390	401,849
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	230	236,960
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	25	25,756
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	81,479
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	30	30,848
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	15	15,414
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,026,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	$225	$225,385
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	516,761
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	185	188,570
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,072
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,495
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	118,811
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,418
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	302,109
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2026	35	35,843
New York (City of), NY, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	09/19/2025	45	45,051
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	46,285
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	35,956
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	10	10,261
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	510	521,146
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	4,906
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	370	375,181
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2038	5	5,061
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	215	216,809
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	379,062
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	101,105
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	65,652
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	55,534
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2030	25	25,233
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	30	30,267
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2033	175	176,321
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	9,951
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	170	174,097
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,552
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,071
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,103
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2032	10	10,182
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,077
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	35	35,843
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,048,198
New York (City of), NY, Series 2017-1, GO Bonds	5.00%	08/01/2026	15	15,361
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	81,928
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2026	35	36,078
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	130	133,133
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	151,938
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,241
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2026	50	51,205
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	640,562
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	30	30,616
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	90	91,765
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,302
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	15	15,248
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	504,698
New York (City of), NY, Subseries 2018 A-1, GO Bonds	4.00%	08/01/2036	75	73,944
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,143
New York (City of), NY Municipal Water Finance Authority, Series 2016 A, Ref. RB	4.50%	06/15/2032	105	106,035
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	5	5,014
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,050	1,055,302
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	406,703
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	270	279,059
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	219,690
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	113,691
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	95	97,474
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	429,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	$475	$485,282
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	90	90,642
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	245,991
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,166
New York (City of), NY Transitional Finance Authority, Series 2016 S, RB(a)(b)	5.00%	01/15/2026	95	95,872
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	610	615,600
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	20	20,184
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	10	10,092
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	60	60,551
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	140	141,285
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	25	25,229
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	45	45,287
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2032	20	20,275
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2034	165	166,951
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	101,097
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2036	65	64,976
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	60	61,911
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	67,070
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	479,808
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	545	562,355
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	35	35,378
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2026	150	154,777
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	255,495
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	668,917
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2031	15	15,297
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	203,449
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,205	1,224,249
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2036	105	106,326
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2038	25	25,233
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	5	5,033
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	5.00%	08/01/2032	25	25,465
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	4.00%	08/01/2037	40	39,225
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	247,418
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	353,280
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	195	196,367
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	565	568,006
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	55	55,250
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	250,940
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,045
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	136,332
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	120	120,219
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	500,528
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	545	545,023
New York (City of), NY Transitional Finance Authority, Subseries 2017 C-1, Ref. GO Bonds	5.00%	07/15/2026	20	20,451
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2026	20	20,451
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,159
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	30	30,955
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,478
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	229,253
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	505	512,987
New York (City of), NY Trust for Cultural Resources (The), Series 2016-1E, Ref. RB	4.00%	04/01/2030	110	111,939
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	30,983
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E,Ref.RB	4.00%	04/01/2028	45	45,883
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	$50	$51,337
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	20	20,535
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	71,874
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	45	45,959
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	55	56,131
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	30	30,594
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	145	148,281
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	91,604
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	45	45,843
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	515,751
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	355	361,013
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	50	50,998
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	210	213,326
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	35	35,533
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	80	81,489
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	182,643
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	70	70,935
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	25	25,429
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	20	20,233
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	212,216
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,327
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	211,433
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	835	839,535
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	51,337
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	538,669
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	105	106,309
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,217
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	20	20,249
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	141,309
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	61,663
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,378
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,248
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	173,991
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	450	459,886
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	45	45,931
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	122,315
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	60	61,209
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	250	254,577
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	70	71,145
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	35,510
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	128,464
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	5	5,072
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(c)	5.00%	10/01/2026	25	25,717
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,218
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,073
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	465,813
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	465	478,643
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016, RB	4.00%	10/01/2026	25	25,468
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2026	25	25,575
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,104
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	71,872
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	272,588
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	91,701
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	757,599
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	157,199
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	155	157,008
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,430
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2026	40	40,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2026	$70	$72,372
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2032	20	20,132
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	15	15,094
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,082
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,099
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	55	55,085
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	270	270,438
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	20	20,421
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	51,044
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	100	101,813
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2033	15	15,258
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	430	436,986
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2030	15	15,292
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2033	170	172,922
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	205	208,330
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2035	220	223,350
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2016, RB	4.00%	05/01/2031	5	5,025
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 B-1, RB	5.00%	11/01/2026	5	5,159
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2016 B-1, RB	4.00%	08/01/2035	65	65,028
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2016 E-1, RB	5.00%	02/01/2034	5	5,038
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2033	10	10,158
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	215	216,948
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	35,701
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	70	71,346
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	60	61,107
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	228,779
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	50	50,373
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2034	10	10,148
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	76,648
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,110
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	588,446
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	105	106,529
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	30	30,445
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2030	20	20,256
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2032	15	15,177
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	136,525
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	225	227,422
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2035	325	328,325
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,146
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	60	60,890
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2031	5	5,061
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,288
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2026	50	50,742
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	95	96,366
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2026	75	76,078
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, RB	5.00%	12/01/2026	100	102,989
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2026	5	5,056
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	85	87,829
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2028	10	10,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2029	$20	$20,317
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	507,269
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	575	577,684
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	300	300,699
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2026	15	15,499
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	55	56,830
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	85	87,777
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	75	77,496
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	314,966
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	30	30,741
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	145	148,459

				41,955,460

North Carolina-0.94%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	196,416
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	45,810
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,610
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	91,829
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	85	86,531
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	330	336,708
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2026	205	209,167
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	484,655
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	61,080
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	85	86,531
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	50	50,900
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	65,856
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	85	87,485
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	29,444
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	217,500
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,552
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,278
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	150,545
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,093
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	15	15,126
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,300
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2031	5	5,036
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	135,855
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,084
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	112,358
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	51,048
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2026	40	40,539

				2,722,336

Ohio-2.28%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	220	225,000
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB	5.00%	02/15/2041	50	50,071
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	300	300,425
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	125	125,111
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	235	243,506
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	101,694
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,407
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,030,680
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	138,015
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	512,812
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	101,597
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds	5.00%	12/01/2030	25	25,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	$25	$25,760
Euclid City School District (Classroom Construction & Improvement), Series 2017, GO Bonds, (CEP - Ohio School District)	5.25%	01/15/2044	105	105,271
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	45	46,525
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	315	323,992
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	40	41,067
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	65	65,716
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	100	100,998
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2028	5	5,085
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	75	76,230
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2030	15	15,234
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	90	91,308
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	215,952
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	50	51,246
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	100,916
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,115
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	50	50,535
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	125,985
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,149
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,219
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	50,461
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2036	25	25,153
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	140	144,695
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	115	117,866
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,040
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	180	183,476
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	76,445
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	85	86,675
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	108,522
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	60	61,159
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	195	198,643
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	335,135
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2026	40	40,447
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2031	40	40,591
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	202,747
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	30	30,379
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	91,816
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,202
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	80	82,721
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	45,908
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	82,721
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	56,871
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	25	25,816
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	125,849

				6,606,382

Oklahoma-0.78%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	86,945
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,181
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	77,094
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	30	30,823
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	80	82,105
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	604,724
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	45	45,960
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	20	20,033
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	830,767
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2036	15	14,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2037	$190	$191,566
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2042	170	171,401
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,258
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	1.25%	07/01/2026	30	29,701
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,043

				2,251,600

Oregon-0.45%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	35	35,270
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	81,669
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	60	61,233
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,347
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2026	40	40,712
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,644
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,512
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	60	61,939
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	14,923
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	513,239
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,730
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	40	40,489
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	161,757
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	10	10,097
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,408
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	60,295

				1,309,264

Pennsylvania-4.18%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	10	10,299
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	75	77,112
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	25	25,687
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	200	201,632
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	175	176,751
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	55	56,115
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	101,188
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	65	65,922
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	55	55,738
Delaware County Regional Water Quality Control Authority, Series 2016, RB	5.00%	11/01/2046	105	105,091
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	82,501
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	140,325
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	55	56,326
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	85,952
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	65,674
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	323,499
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	303,035
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2030	15	15,066
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	50	50,191
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	200,634
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,052
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	02/01/2034	20	20,062
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	87,383
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	131,127
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,532
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,018,805
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds(a)(b)	3.25%	09/11/2025	515	515,090
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	307,626
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	30	30,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	$65	$65,671
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	30	30,261
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	664,841
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	376,561
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,117
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	102,923
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	95	95,092
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	370	371,841
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	502,774
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,162
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2030	65	66,638
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2031	310	317,234
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2032	90	91,967
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2033	435	443,757
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	35	35,625
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	155	160,195
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	36,065
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	87,499
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	190	195,521
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	20	20,514
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	260	266,260
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	60,762
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	237,733
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	255	257,664
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	527,770
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	540	540,394
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	85	86,401
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	400	401,227
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2034	155	155,304
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	25	25,334
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	55	55,490
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	40,225
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	103,018
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGI)(c)	4.00%	12/01/2037	490	490,123
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	302,585
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2028	20	20,470
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2029	15	15,348
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	235	240,188
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	5	5,114
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2026	20	20,465
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	148,308
Philadelphia (City of), PA (1998 General Ordinance), Series 2016, Ref. RB	5.00%	10/01/2033	10	10,207
Philadelphia School District (The), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	25	25,264
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2026	45	46,124

				12,132,204

Rhode Island-0.43%
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	330	332,092
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	50,957
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2028	245	249,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-(continued)
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	$215	$218,881
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	265	269,492
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	127,119

				1,248,118

South Carolina-0.81%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	290	299,066
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	242,876
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	84,615
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	228,364
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	140	141,948
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	151,896
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	146,677
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	240	242,271
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	95	95,616
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	170	170,848
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	215	215,817
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	45	45,594
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	75	75,621
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	5	5,152
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	185	190,328

				2,336,689

South Dakota-0.01%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	25	25,507

Tennessee-0.72%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	45,473
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	145	145,536
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	50,432
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	102,150
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	25	25,537
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2028	35	35,721
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	30	30,227
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2030	5	5,095
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	100	100,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2031	115	117,019
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	40	40,184
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2033	85	85,255
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,404
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	190	194,227
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	53,147
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	130	132,113
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	100	101,507
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	210	212,811
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities
Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	150	151,152
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	66,571
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	102,170
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	80	82,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	$100	$101,908
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	76,402

				2,078,079

Texas-8.51%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	482,765
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	520	521,549
Aurora (City of), IL, Series 2016, Ref. RB	5.00%	11/15/2030	15	15,383
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	40	41,095
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	130	133,050
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	55	56,184
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	150,169
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,023
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	110	113,528
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	65	67,045
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	60	61,479
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	61,193
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	224,373
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	509,183
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	117,971
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	456,240
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2026	25	25,631
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	415,229
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	127,900
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2026	5	5,126
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	170	174,294
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,036
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	120	121,440
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	177,050
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,060
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	115	118,460
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	56,655
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	65	66,948
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	46,110
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	50	51,056
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	35	35,430
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	160,328
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	60,845
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	505,614
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	212,358
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	75	76,908
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	99,607
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	160	165,122
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,335
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	168,040
Denton (County of), TX, Series 2017, RB	5.00%	12/01/2034	25	25,504
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	50	50,993
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,052
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,399
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,578
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	161,089
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	60	60,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	$175	$176,912
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	75,869
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,060
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2026	25	25,708
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,389
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	75	76,519
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	310,830
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	234,157
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	135	137,274
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	65	66,009
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	105	106,492
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	25	25,318
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	227,522
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	85	87,522
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2026	20	20,593
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2026	35	35,874
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	130	134,094
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	105	108,033
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	250	257,134
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	128,121
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,051
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2040	20	20,081
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	66,991
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2026	120	121,586
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,249
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	35	36,118
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	75	77,214
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	370	373,967
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	30	30,451
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	4,939
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	30	30,839
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	205	207,710
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	245	252,828
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	61,265
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	25	25,330
Houston (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,264
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	365	376,662
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,219
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	5	5,017
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	10,099
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	10	10,010
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	10	10,002
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	111,335
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	10	10,257
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	10	10,027
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	20	20,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	$45	$45,121
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	80	80,825
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	185	188,153
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2026	15	15,264
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	70,959
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	5	5,031
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,061
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	35,437
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2032	20	20,211
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	90,250
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,346
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2036	70	70,160
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	245	245,896
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	160	161,360
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	100,799
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,113,179
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	20	20,134
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	627,803
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,054
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,168
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	115,851
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,123
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	5	5,040
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	65	65,489
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	120,839
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	45,353
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	655	662,783
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	02/15/2026	1,000	1,011,062
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	311,492
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	140	143,412
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	95	96,057
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	10	10,245
San Antonio (City of), TX, Series 2015, RB	3.20%	02/01/2030	15	15,018
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,138
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	70	70,075
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2036	80	80,030
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2037	25	24,910
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	70,789
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	80	80,142
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2031	40	40,357
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2032	40	40,330
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	235	237,647
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	60	60,725
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	275	281,244
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	80	81,704
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,995
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	80	81,452
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	20	20,111
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	65	65,267
San Antonio (City of), TX, Series 2018 A, RB.	5.00%	02/01/2026	30	30,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	$130	$130,932
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2026	5	5,054
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	187,737
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	35	35,473
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	35	35,749
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	105	107,101
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	203,406
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	4.00%	05/15/2037	15	14,924
Schertz-Cibolo-Universal City Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	95	95,252
Spring Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	10	10,208
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,309
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	205	207,952
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	420	420,099
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,786
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	540	540,767
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,142
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	275	276,093
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	90	91,447
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	274,083
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	251,342
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2028	20	20,288
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,279
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,140
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	263,402
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	141,710
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	30	30,366
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,056
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	400	404,447
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,203
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	10	10,101
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2034	10	10,092
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	100	100,623
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2038	25	25,134
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,008
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,143
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	36,000
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	190	195,430
Texas (State of) Transportation Commission, Series 2016, RB	4.00%	10/15/2036	25	24,773
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	10	10,153
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	125	128,667
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	120	123,521
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2030	5	5,120
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	100	100,926
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	130	130,707
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,150
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	10	10,037
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	95	96,570
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	105	108,180
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2026	15	15,370
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	70	71,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	$100	$100,914
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	70	70,659
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2026	140	142,643
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2026	200	202,854
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2026	25	25,357
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	511,866
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2026	50	50,611
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2028	20	20,221
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	75,746
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	40	40,392
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	95	95,971
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	10	10,093
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	20	20,180
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	5	5,044
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	400	403,346
Williamson (County of), TX, Series 2015 A, Ref. GO Bonds	4.00%	02/15/2026	10	10,011
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,074

				24,679,018

Utah-0.36%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	229,425
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	117,835
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	68,503
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2026	5	5,112
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	165	168,684
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	245	250,471
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2026	15	15,335
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	45	45,396
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,812
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	30	30,219
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,236

				1,052,028

Vermont-0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,097
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,031
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	75,364
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,278

				170,770

Virginia-1.63%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(c)	5.00%	07/01/2041	105	105,328
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	101,553
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2026	125	126,174
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	405	408,992
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	75	75,699
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,089
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	110	113,120
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	126,911
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	91,294
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	5	5,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	$15	$15,261
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	102,456
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,737
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	425,191
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,982
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,246
Henrico (County of), VA, Series 2016, Ref. RB(a)(b)	5.00%	05/01/2026	75	76,256
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	76,302
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,191
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,190
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	80,761
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	136,285
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	5	5,048
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	80,761
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	250	249,997
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	25	25,237
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	35	35,701
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2026	135	135,689
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	100	102,348
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	66,501
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	505,487
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2026	15	15,165
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2026	20	20,219
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	70,768
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2026	30	30,329
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	60	60,658
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	45	45,494
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2026	50	50,536
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2026	25	25,274
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	220	225,382
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	80	81,957
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2026	75	76,835
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	55	56,346
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	235,323
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	81,454
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	228,102
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2026	25	25,677

				4,730,393

Washington-3.63%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	152,753
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	180	185,669
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,437
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	200	204,146
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	352,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	$65	$66,419
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	301,440
Energy Northwest (No. 1), Series 2024 B, Ref. RB	5.00%	07/01/2026	30	30,655
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2026	20	20,437
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	110,452
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	175	180,843
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	5	5,001
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	262,388
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	120	122,238
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	130	131,202
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	50	50,311
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	145	149,252
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	180	182,931
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,532
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	100	102,461
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	105	105,032
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	46,497
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	65	66,971
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	50	51,466
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	555	570,516
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,417
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,111
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	708,176
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	85	87,764
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	95	98,113
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	30	30,975
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	70,815
Seattle (City of), WA, Series 2020 A, RB	5.00%	07/01/2026	100	102,250
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2026	25	25,265
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,104
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,251
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,340
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,717
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	200,320
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	215	219,470
Washington (State of), Series 2016 A, Ref. GO Bonds	5.00%	08/01/2031	40	40,832
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	252,151
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	60	60,934
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	5	5,042
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,043
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	85	87,039
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	75	75,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	$25	$25,586
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	272,195
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	215	219,804
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	90	90,681
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	137,807
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	115	115,812
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	110	112,137
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	70	70,460
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	5	5,090
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2035	50	50,365
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2036	40	40,256
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2037	130	130,734
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	215	216,519
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	65	66,596
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	20	20,480
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,097
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	75	76,354
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	145	147,434
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	30	30,463
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	60	60,807
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	40,982
Washington (State of), Series 2017-A, GO Bonds	5.00%	08/01/2030	60	61,341
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	90,980
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	45	46,001
Washington (State of), Series 2023, Ref. GO Bonds	5.00%	08/01/2026	5	5,123
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	45	46,001
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	5	5,111
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	155	158,806
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	420	430,076
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	35,820
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	80	81,787
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	355	361,896
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	120	122,167
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	200	203,358
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,246
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	115	117,558
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	195	197,744
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,368
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	30	30,327
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	760	770,695
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	66,178

				10,541,591

West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	87,191

Wisconsin-1.26%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	40,695
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	15	15,237
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	85	87,677
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	450	464,172
Wisconsin (State of), Series 2018 A, GO Bonds	4.00%	05/01/2033	25	25,142
Wisconsin (State of), Series 2018 A, GO Bonds	4.00%	05/01/2036	300	300,833
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	225	229,506
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	95	96,654
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	127,217
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2026	45	45,798
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2026	25	25,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	$110	$112,456
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	40	40,893
Wisconsin (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	07/01/2026	35	35,782
Wisconsin (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	5.00%	10/01/2041	215	216,051
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,113
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,226
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	371,167
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	127,213
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,786
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,596
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,871
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	50	50,595
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,255
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	20	20,152
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	10	10,313
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	115	115,745
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	50	50,308
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	200	200,000
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	45	45,002
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2016, Ref. RB	5.00%	06/01/2040	400	400,156

				3,642,055

TOTAL INVESTMENTS IN SECURITIES(e)-90.95% (Cost $263,898,034)				263,774,685
OTHER ASSETS LESS LIABILITIES-9.05%				26,234,642

NET ASSETS-100.00%				$290,009,327

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-92.80%
Alabama-0.53%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$50	$51,211
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,779
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,779
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	445	470,184
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	77,653
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	95	98,361
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2028	10	10,349
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	95	94,478
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	154,451
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	5	5,241
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	266,188
Water Works Board of the City of Birmingham (The), Series 2016 B, Ref. RB(a)(b)	4.00%	01/01/2027	25	25,559

				1,411,233

Alaska-0.20%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	418,146
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,551
North Slope (Borough of), AK, Series 2022 A, GO Bonds.	5.00%	06/30/2027	90	94,440

				533,137

Arizona-1.56%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	120	126,665
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,212
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	280	293,938
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	104,739
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	110	116,109
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	146,840
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	370	373,590
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	25	25,618
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	45	46,028
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	170	170,364
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	30	30,961
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	135	138,637
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	117,411
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	335	341,491
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	15	15,218
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	136,328
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	66,899
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	5	5,110
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	20	20,977
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	217,681
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,779
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	125	130,923
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	10	10,446
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	5	5,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	$20	$20,786
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,167
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	345	353,226
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	19,222
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	330	341,631
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	75	77,643
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,681
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	15	15,463
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,397
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	92,205
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	142,823
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	45,620
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	55	56,939
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	129,406
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	146,155

				4,174,540

California-16.58%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2039	130	132,551
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,202,626
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	205,683
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	105	109,706
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	110	115,053
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	150	153,587
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	115	117,569
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	219,272
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(c)	5.00%	02/01/2027	60	62,454
California (State of), Series 2016, GO Bonds	5.00%	09/01/2027	5	5,135
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	65	66,760
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	160	169,857
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	65	68,381
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	45	47,290
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	20	20,828
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	130	132,838
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	5	5,229
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	45	46,509
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	161,761
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	345	353,456
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	252,831
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	80	82,114
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	155	163,582
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	805	854,595
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	84,161
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	10	10,520
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	310	327,997
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	635,289
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	15	15,751
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	125	131,943
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	40	42,036
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	160	163,492
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	75	77,780
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	70	71,239
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	202,543
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	489,489
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	25	25,838
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	70	71,936
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	$60	$61,743
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	605	638,498
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	130	138,009
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	425	444,456
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	205	217,159
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	275	291,943
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	374,365
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	5	5,143
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	79,621
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	40	42,464
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	5	5,297
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	264,254
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	505	524,513
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	315	333,684
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,010	1,074,546
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	5	5,308
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	335	350,336
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	180	186,688
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	140	142,372
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	25	26,425
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	70	73,991
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	20	21,186
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	5	5,186
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	10	10,570
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	45	47,492
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	85	89,706
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	15	15,855
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	250	256,605
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	20	21,365
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	55	57,760
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	5	5,341
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	35	37,388
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	95	101,179
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	221,684
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	109,929
California (State of) Department of Water Resources (Central Valley), Series 2020 B, Ref. RB	5.00%	12/01/2027	5	5,341
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	140	149,553
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	250,103
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	186,603
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	58,067
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	587,709
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	360	348,310
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	790	836,428
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	15	15,954
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	279,251
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	60	63,052
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	235,674
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	40	41,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	$85	$88,490
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	20	20,766
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	10	10,349
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	75	77,376
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	5	5,149
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	83,622
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	115	119,842
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	165	171,451
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	20	20,623
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	271,041
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	198,191
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	83,622
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	130	135,474
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	225	233,796
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	195	201,816
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	180	185,602
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	615	611,098
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	100	104,717
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,471
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	70	73,231
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	46,979
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	75	78,118
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	398,348
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB.	5.00%	02/01/2036	25	25,209
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	45,419
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	40	42,431
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	522,861
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	25	26,331
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	41,236
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	15,874
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	358,932
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,579
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,266
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	5	5,328
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2027	25	26,461
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,469
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	165	172,693
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	70	73,235
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	46,970
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	460	478,649
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	166,102
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	82,857
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	75	77,047
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	66,508
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	95	96,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	$55	$55,911
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	186,545
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	270,209
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2027	130	137,248
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	4.50%	08/01/2027	55	57,595
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	50	52,827
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	36,979
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	60	63,392
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	30	31,696
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	104,241
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	45	46,827
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	62,213
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	25	24,617
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	45	46,938
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	55	57,177
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	55	57,017
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	155,116
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	92,790
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,141
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,049
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	200	200,786
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	99,445
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	181,346
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	85,806
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	72,875
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	13,026
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(a)(b)	5.25%	08/01/2027	115	122,038
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	115	117,662
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	64,678
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	88,429
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,080
Hayward Unified School District, Series 2022, COP.	5.25%	08/01/2052	150	150,432
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	105	105,497
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	10	10,463
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	70	73,669
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2027	40	42,097
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	104,667
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	10	10,443
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	75	78,224
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	500	505,963
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	110	115,089
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	509,912
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	40	40,711
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	350,199
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	35	35,372
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	150,502
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	85	87,447
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	76,809
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	80	81,752
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	387,533
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,444
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	10	10,153
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	5	5,061
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	193,088
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	150	156,558
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	85	87,175
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, RB	5.00%	07/01/2027	45	46,967
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	135,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	$20	$20,874
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,749
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	35	36,530
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	30	31,548
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	89,081
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	10	10,430
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	10	10,282
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	265,743
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	500	506,072
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	185	194,894
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	35	36,962
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	95	99,902
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	70	73,361
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	25	26,076
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	15	15,596
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	30	31,111
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	45	46,555
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	30,845
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	90	91,988
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	70	71,363
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	125	127,094
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	91,093
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	52,803
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	325	342,382
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	75	77,679
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	30	30,990
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	390	412,425
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	145	153,338
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	20	21,150
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	60	63,450
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	255	260,499
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	270	284,938
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	221,618
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	250	263,832
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	25	26,383
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	45	47,490
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	45	47,490
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2027	25	26,383
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	95	100,256
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2027	15	15,858
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	35	36,936
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	116,086
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	10	10,560
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(a)(b)	4.00%	02/15/2027	10	10,278
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	95,680
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	168,882
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	75	79,163
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	5	5,062
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	220	227,083
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2027	110	112,503
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	15	15,601
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	50	51,907
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	195	198,005
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2027	30	30,773
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2027	50	50,841
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	152,041
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	41,977
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	25	26,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	$105	$111,530
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	89,964
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	155	163,519
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	78,874
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,452
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	60	62,316
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	207,321
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,126
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	44,783
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	85	89,955
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,291
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	5	5,291
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	40	42,332
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	122,611
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	25	26,655
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	35	37,054
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2042	5	4,667
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	70	71,034
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	80	83,135
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	45,868
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	40	41,005
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	202,147
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)(b)	6.00%	08/01/2027	10	10,731
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2027	80	85,157
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	5	5,273
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,265
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	15	15,796
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	41,774
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	499,982
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	67,883
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	100	103,290
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	69,261
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	205	217,080
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	10	10,631
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	5	5,188
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	143,671
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	35	35,092
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	1,000	1,001,901
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	500,642
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	90,685
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	40	40,235
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	195	195,256
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	90	93,159
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	205	211,567
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	60	63,044
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	335	350,425
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	10	10,394
Santa Clara (County of), CA (Election of 2008), Series 2022 D, GO Bonds	5.00%	08/01/2027	20	21,127
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	523,928
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	18,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(a)(b)	5.25%	08/15/2027	$90	$95,090
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	20	20,849
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	58,592
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2027	75	77,684
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	50	51,789
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	5	5,066
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	130,913
University of California, Series 2017 AV, RB	5.00%	05/15/2034	5	5,166
University of California, Series 2017 AV, RB	5.00%	05/15/2036	125	128,234
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	429,321
University of California, Series 2017 AV, RB	5.25%	05/15/2042	600	608,731
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	95	99,835
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	55	57,600
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	183,160
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	88,679
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	35	36,387
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	223,031
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	45	45,517
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	50	50,435
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	30,801
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,346
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	67,159
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	35	36,769
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,253
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,509
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	60	63,054
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	131,362
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	26,273
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	45	47,083
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	165	172,086
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	35	36,375
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	40	41,438
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,334
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,151
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,393
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	445	449,379
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	351,630
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	100,287
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	160	167,216
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	114,725
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,293

				44,480,793

Colorado-1.22%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	217,495
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	61,975
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	140	149,742
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	105	108,210
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	220	224,430
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	40	42,341
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	135	142,902
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	235	248,755
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	200	202,306
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	50	50,312
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	35	36,468
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	60	61,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	$130	$130,534
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	125	132,210
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	175	182,064
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	65	68,749
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	101,141
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	72,502
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	40	42,045
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	110	116,260
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	55	58,130
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	70	72,131
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	55	57,092
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	150	159,124
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	68,288
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2027	25	26,061
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2042	110	111,582
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2047	95	95,557
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	175	185,846
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	50	52,304

				3,278,543

Connecticut-1.63%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	71,231
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	185,241
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,130
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	115	119,870
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	80	80,720
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,489
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	165	174,129
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	65	68,039
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	190	198,046
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	300,211
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	115	121,138
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	160	166,776
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	45	46,996
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	550	562,291
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	75	78,327
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	55	58,160
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	25	25,559
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	360	379,214
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	158,769
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	216,984
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	136,521
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	5	5,179
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	10	10,485
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	15	15,727
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	5	5,292
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	45	46,572
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	56,797
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	55	56,680
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	10	10,379
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	10	10,490
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	5	5,196
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	200	205,740
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	50	51,298
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	10	10,360
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2027	10	10,485
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	70	73,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	$225	$225,864
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	160	167,729
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	45	46,457
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	80	82,502
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	102,559
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	15	15,357

				4,383,383

Delaware-0.09%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2027	10	10,366
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	100	103,820
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	30	31,097
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	30	31,366
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,241
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,326
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	41,991

				243,207

District of Columbia-2.19%
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	77,395
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	90	93,854
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	150	156,055
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2031	35	36,312
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	595	615,451
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	130	134,070
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	154,237
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	580	590,800
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	90	94,163
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	180	187,709
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	90	93,633
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	45	46,687
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	50	51,719
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	75	75,755
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	76,158
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	60	61,906
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	440	464,689
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	83,167
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	135	142,469
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	90	93,563
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	50	52,756
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	75	79,318
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	55	57,054
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	165	174,797
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2027	25	26,156
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,507
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	40	42,375
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	10	10,405
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	30	31,029
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2032	10	10,292
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2033	30	30,807
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	35	36,907
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	5	5,252
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	20,955
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	35	36,560
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	40	41,257
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	25	26,153
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	114,573
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	591,945
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	50	51,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	$5	$5,157
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	614,896
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	240	245,315
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	176,455
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	26,196
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	25	26,196

				5,874,854

Florida-3.03%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	185	191,720
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	65	67,273
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	75	78,595
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	245,274
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,194
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	539,853
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,194
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	166,387
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2027	30	31,427
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2027	25	26,180
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	286,628
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	101,071
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,863
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	45,970
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	131,222
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	30	31,430
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	265	277,629
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds.	4.00%	06/01/2033	200	201,844
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2027	105	107,291
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	55	58,137
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	145	152,218
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	102,225
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2027	30	30,801
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	84,142
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	100	102,363
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2027	15	15,786
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	75	78,196
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	55	57,157
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	70	72,577
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	181,027
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	72,175
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	20	20,508
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	15	15,661
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	10	10,518
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	430,839
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	120	125,789
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,552
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2037	5	4,936
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	10	10,534
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	100	104,877
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	5	5,209
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,429
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	20	20,797
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	155	155,297
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	75	75,166
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	9,832
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	53,705
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	134,059
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	30,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	$100	$99,146
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	55	58,043
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	5	5,231
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	75,830
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	120,217
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	165	163,592
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	100	98,323
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	50	52,714
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	52,704
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	316,854
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	110,065
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	155	163,511
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	414,587
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	30	30,212
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	155,007
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	203,376
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,503
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	5	5,227
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	135,395
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	80	82,629
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	25	25,189
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	101,684
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	223,799
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	30	30,057
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	310	310,063
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	65	68,528
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	109,719

				8,135,428

Georgia-1.92%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	50	51,829
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2027	115	123,571
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	40	42,307
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	105	111,056
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	150	158,652
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	120	126,922
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	45	47,596
Atlanta (City of), GA, Series 2017 A, Ref. RB	4.00%	11/01/2036	15	15,000
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	142,934
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	75	79,326
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	35	37,019
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	80	84,614
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	105	111,056
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	85	89,903
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,461
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,461
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	110	115,765
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	55	58,172
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	25	26,442
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	31,411
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2027	5	5,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	$285	$300,046
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	430	444,701
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	559,827
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	90	93,322
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	160	165,820
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	70	72,734
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	15	15,563
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	10	10,312
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	75	78,589
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	195	204,743
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	70	73,497
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	290	305,385
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2027	60	61,421
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	20,999
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,345
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	290	303,514
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,149
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	450	473,439
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2027	65	66,429
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	100,295
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	145	152,901

				5,139,718

Hawaii-0.87%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	238,537
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	61,590
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	90	92,384
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,265
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	135	140,943
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	62,561
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	193,267
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	61,964
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	35	36,065
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,024
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	55	58,031
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	430,191
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	210	219,558
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	20	21,043
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	140	145,028
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	63,461
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	60	63,204
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	218,377
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	180	187,181
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	20	20,798

				2,339,472

Idaho-0.18%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	241,049
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	185	193,621
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	60	61,919

				496,589

Illinois-6.04%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(c)	5.25%	01/01/2042	200	201,321
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	55	57,686
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2030	500	519,739
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2033	600	617,692
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2034	430	440,984
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2035	150	153,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2036	$10	$10,200
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	127,624
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,124
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	75	76,580
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	150	152,876
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	40	40,693
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	430	436,593
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	70	70,919
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	370	373,675
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	95	95,751
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	245,909
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2030	20	20,649
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2031	25	25,760
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2032	25	25,728
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2033	15	15,408
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2034	25	25,632
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	55	56,289
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	40	40,857
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	375	382,298
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	102,918
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	468,150
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	197,085
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	12/01/2027	100	104,126
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	92,670
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	52,890
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2027	20	20,697
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	67,066
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,168
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	160,694
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	155	155,725
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	40	40,616
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	140	145,918
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	120	124,408
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	23,849
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,595
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	154,389
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2027	45	46,188
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	105	108,442
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	115	118,761
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2030	260	262,920
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2031	325	327,898
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2032	100	100,614
Illinois (State of), Series 2017 A, GO Bonds	5.13%	12/01/2029	35	36,793
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	51,971
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	516,481
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	25	25,615
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	75	76,516
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,180	1,236,261
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	555	582,488
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	40	42,183
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	136,203
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	20	20,991
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	559,564
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	130	136,203
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	80	82,763
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	45	47,310
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	50	51,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	$85	$87,986
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	85	88,583
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	30	31,152
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	15	15,488
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	3.75%	02/15/2027	200	203,661
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	25	25,912
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	475	492,325
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	10	10,365
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	149,632
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	170	174,633
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2034	5	5,116
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	125	127,263
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	525	528,667
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	144,766
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	15	15,524
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	145	150,089
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	90	93,045
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	87,834
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	50	51,669
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	25	25,834
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	110	112,241
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	90	93,004
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	35	36,168
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	45	46,502
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	90	94,256
Illinois (State of) Finance Authority (Presence Health Network), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,148
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	94,305
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	581,786
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	314,480
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	270	282,200
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	55	56,975
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	225	233,081
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	170	176,105
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	235	245,060
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGI)(c)	4.00%	01/01/2040	200	194,595
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	145	149,089
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	40	41,128
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	90	93,434
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	60	61,064

				16,196,264

Indiana-0.34%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	169,427
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	35	36,915
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	135	141,425
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,672
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	20	20,766
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,119
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	120,545
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	81,832
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	55	56,976
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	135	139,850
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	41,012
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	75	78,929

				918,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.24%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	$70	$71,284
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	425	446,319
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	30	31,423
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	109,698

				658,724

Kansas-0.16%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	35	36,869
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	75	79,005
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	20	21,068
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	45	45,727
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	77,191
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	10	10,223
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	75	79,020
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)(b)	5.00%	09/01/2027	80	84,111

				433,214

Kentucky-0.43%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,560
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	290,734
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	15	15,058
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	150,551
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	19,905
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	272,989
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,281
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	30,490
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	125	131,993
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	120	122,090
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2017 B, Ref. RB	5.00%	07/01/2027	55	57,515

				1,157,166

Louisiana-0.72%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(c)	5.00%	12/01/2042	50	50,247
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,013
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	170	173,961
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	130	136,097
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	65	65,467
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,201
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,187
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	180	189,142
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	75	78,809
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	77,847
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	124,076
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	71,749
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	40,568
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	450	446,654
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	245	234,482
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(c)	5.00%	12/01/2041	150	150,498

				1,920,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-2.32%
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	$25	$25,985
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	200	210,417
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	200	210,417
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	90	93,698
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	140	147,292
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	165,757
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	45	46,987
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	5	5,101
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,243
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	108,611
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	165	171,779
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2027	75	78,082
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	35	36,823
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	800	841,670
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	40	42,107
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	135	140,547
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	185	192,519
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	40	41,383
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	185	194,990
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	55	57,801
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	60	62,820
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	90	95,036
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	70	71,064
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	40	42,238
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	300,948
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	74,220
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	25	26,507
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	108,005
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	112,972
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	709,785
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	14,224
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	80	83,879
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2027	5	5,242
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	135	142,963
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	45	47,556
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	137,668
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	265	273,864
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	235	247,240
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	10	10,079
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	135	141,866
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	672,548
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	30	30,304

				6,233,237

Massachusetts-2.95%
Boston (City of), MA, Series 2023, GO Bonds	5.00%	11/01/2027	190	202,080
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	65	67,740
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	135	141,795
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2027	850	850,246
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,813
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	50,969
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	350	367,616
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2027	40	41,317
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	196,280
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	570,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	$5	$5,099
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	151,286
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	200,630
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	505,656
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	110	115,633
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	10	10,467
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	230	231,449
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	85	89,792
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2037	5	5,002
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	90	94,530
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	73,246
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,176
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	42,342
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	202,836
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,223
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	40,250
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	275	288,841
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	5	5,273
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	75	77,734
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	156,854
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	45	47,457
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	10	10,585
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2027	5	5,252
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	5	5,273
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,846
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	5	5,228
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	61,186
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB.	5.00%	06/01/2042	175	176,121
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	525,073
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	820	838,299
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	5	5,075
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	250	252,079
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	5	5,236
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	480	488,080
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	42,296
Massachusetts (Commonwealth of) Development Finance Agency (Sterling and Francine Clark Art Institute), Series 2016, Ref. RB	4.00%	07/01/2041	10	9,167
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	15	15,109
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	30	31,085
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,362
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(c)	5.25%	08/01/2027	30	31,743
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	20,809
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	10	10,479
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	10	10,446
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	350	355,152
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	55	57,678
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	5	5,224

				7,906,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.27%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(c)	5.25%	05/01/2027	$90	$94,086
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	96,946
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	30	31,355
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	20	20,955
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	70	73,343
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	163,388
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	181,430
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	20	20,904
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	530	536,182
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	120	127,175
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	20	21,196
Michigan (State of) (Garvee), Series 2016, Ref. RB.	5.00%	03/15/2027	245	255,028
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	110,713
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	60	62,356
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	25	26,078
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	299,676
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	330	336,914
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	65	67,194
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	60	63,319
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	250	257,214
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	10	10,327
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	20	21,106
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	125	130,091
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	45	46,860
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	185	192,821
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	20	20,826
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	125	130,188

				3,397,671

Minnesota-1.04%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	95,466
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	220	227,960
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	40	41,304
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	25	25,777
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	40	41,166
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	51,306
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	25	25,868
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	73,932
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	20	21,010
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	25	26,147
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	667,205
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	50	51,974
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	100	105,617
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	55	57,886
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	310,479
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	315,742
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	25	26,345
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	45	47,421
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	40	42,099
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	75	78,014
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	60	63,148
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,525
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,262
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	130	136,821
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	18,808
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	156,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	$45	$47,174
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,444

				2,781,200

Mississippi-0.68%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	131,942
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	168,719
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,632
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,632
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	95	100,177
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	173,670
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,059,063

				1,812,835

Missouri-0.42%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	25	26,448
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	115	120,178
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	85	88,459
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	202,282
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,026
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	65	68,501
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	210	218,463
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	103,769
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	100,527
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2027	45	47,041
Springfield (City of), MO, Series 2015, Ref. RB(a)(b)	3.25%	09/16/2025	20	20,006
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	90	94,933
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2038	25	25,314

				1,135,947

Montana-0.00%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	5	5,023

Nebraska-0.19%
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(c)	5.00%	12/15/2030	55	57,765
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	78,460
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,273
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	200	206,239
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	143,645

				511,382

Nevada-0.84%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	60	61,578
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,030,025
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	65	65,867
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	20	20,149
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	45	47,132
Clark (County of), NV (Founders Academy of Las Vegas), Series 2015, Ref. RB	5.00%	07/01/2027	60	62,843
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	70	73,317
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	92,872
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	49,167
Clark County School District No. 114 Evergreen, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,859
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,686
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	62,743
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	15	15,593
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	191,764
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	20	20,894
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	390,948

				2,242,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.38%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	$100	$101,610
New Jersey (State of), Series 2016, GO Bonds(a)(b)	5.00%	06/01/2027	5	5,233
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	20	20,876
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	10	10,106
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	905	946,220
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	223,566
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	253,128
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2027	15	15,886
New Jersey (State of) Economic Development Authority, Series 2014, Ref. RB	3.50%	06/15/2027	35	35,007
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	391,559
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	115,885
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,517
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	25	25,970
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	4.00%	06/15/2027	25	25,733
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	230	240,746
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	67,818
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	151,681
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	77,817
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	30	31,018
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	118,208
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,103
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	57,534
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,049
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	518,778
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	35	36,187
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,279
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,497
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,221
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	255	255,646
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	220	224,884
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	46,951
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	83,437
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	310	312,170
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2039	90	91,660
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	450	458,861
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	145	153,195
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	327,521
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	70	73,085
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	215	224,475
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	90	93,966
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(c)	5.25%	01/01/2027	85	88,307
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	30	31,009
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	210	217,261
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	50	51,702

				6,388,362

New Mexico-0.41%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2027	65	67,652
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	100	104,079
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	185	193,982
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	30	31,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	$20	$19,808
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	5	4,808
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	40	41,999
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	524,981
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	105	110,246

				1,099,012

New York-17.06%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	45,767
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	30	31,875
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	160,875
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,631
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	25	25,845
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	300	309,527
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	60	61,773
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	145	148,724
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	140	143,308
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	420	421,219
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	30	30,571
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	960	974,314
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	475	479,025
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	502,702
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	328,130
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	255	255,489
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	15	15,810
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	5	5,270
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	45	46,343
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	15	15,448
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2034	10	10,249
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	347,412
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	50	50,345
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,158
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	190	196,948
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	280	295,563
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	240	247,605
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	210	215,873
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	262,301
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	50	52,945
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	80	80,760
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	115	115,738
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	170	175,967
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	125	130,046
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	10	10,039
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	98,010
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	105	110,836
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	10	10,556
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	15,858
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	53,179
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,778
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	20	20,753
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	150	151,847
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	15,795
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	40	42,003
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	125,235
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	177,063
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	35	36,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	$300	$301,444
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	100,694
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	57,882
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	116,631
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	145	152,401
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	192,037
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	230	240,699
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	90	94,787
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(c)	5.00%	10/01/2027	80	84,426
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	140	147,447
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	50	52,547
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,860
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	10	10,509
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	90	94,197
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	172,312
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	55	57,099
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	25	25,884
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	283,752
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	155	163,309
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	125,633
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	395,651
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	370	378,378
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2038	165	168,131
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	35,575
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	31,528
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	255	264,413
New York (City of), NY, Series 2017, GO Bonds	5.00%	08/01/2031	80	83,276
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	45	47,292
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	575	604,286
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	315,280
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	50	52,547
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	467,884
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	55	57,926
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	105	110,348
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2027	5	5,255
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	10	10,509
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2027	15	15,764
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	500	519,871
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2027	120	126,383
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	25	26,383
New York (City of), NY, Subseries 2023 F-1, GO Bonds	5.00%	08/01/2027	110	115,602
New York (City of), NY Industrial Development Agency, Series 2018, Ref. RB	5.00%	06/15/2038	15	15,373
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2027	15	15,471
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	421,532
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,013
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	30	30,976
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	20	20,740
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	90	92,249
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	115	117,619
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(a)(b)	5.00%	06/15/2027	135	141,453
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(a)(b)	5.00%	06/15/2027	100	104,780
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	5	5,175
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	205	209,669
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	10	10,196
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(a)(b)	5.00%	06/15/2027	15	15,717
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,187
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	35	36,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	$1,000	$1,018,835
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	450	458,476
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	270	283,547
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	5	5,273
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	390	409,568
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	15	15,819
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	20	20,708
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	5	5,163
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	25	25,744
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	120	122,835
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2038	5	5,097
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	152,580
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	253,730
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	258,178
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	15	15,235
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,028,902
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	185	193,245
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	290	301,129
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	365	376,845
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,279
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	39,669
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,224
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	40	41,680
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	145,829
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	65	67,299
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	175	180,293
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	30	30,150
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	80	82,733
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	41,578
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	275	276,848
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	240	248,829
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	110	112,639
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	358,271
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	305	307,748
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	60	62,363
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	5	5,170
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	70	73,323
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	30	31,371
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	193,081
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	124,473
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	55	56,657
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	110	116,201
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	50	51,606
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	643,429
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,136
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	45	46,132
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	100	102,104
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,462
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	72,842
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	40	41,313
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,600
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	25	26,187
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	83,798
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	10	10,525
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	544,033
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	316,913
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	90	95,074
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	670,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	$35	$36,582
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	80	84,510
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2027	10	10,452
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	50	52,819
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	25	26,409
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	5	5,282
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	5	5,282
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	5	5,282
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	40	42,255
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	301,067
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	26,034
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	41,415
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	70	71,241
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	115	120,460
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	20	20,949
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, RB	5.00%	11/01/2027	165	174,302
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,687
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2027	5	5,246
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	35	35,653
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	85	88,621
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	88,621
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	45	46,917
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	95	100,395
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	25	25,896
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	25	25,833
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	20	20,574
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2034	25	25,668
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	51,242
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	10	10,195
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	90	91,391
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	35,515
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	125	126,625
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	707,323
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	240	242,103
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	185	192,584
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	145	150,944
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	20,959
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	36,697
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	80	83,718
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	50	52,191
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	370	381,127
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	75	77,829
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	253,578
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	71,363
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	230	234,022
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2027	60	62,460
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	80	84,424
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	10	10,553
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	65	68,012
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	65	67,809
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	115	119,592
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	40	41,481
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	25	25,858
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	100	103,146
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	225	230,835
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2039	5	5,103
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	50	50,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	$150	$152,107
New York (State of) Dormitory Authority, Series 2017, Ref. RB(a)	5.00%	02/15/2027	60	62,460
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	25	25,871
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	55	56,789
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	110	110,593
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	150	150,095
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	60	61,297
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2039	45	45,704
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,270
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,025,091
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2027	10	10,434
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2027	70	72,982
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	226,088
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,921
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	258,799
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	227,088
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2027	195	203,458
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(c)	5.00%	10/01/2027	70	73,888
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2027	70	73,888
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	165	174,164
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2027	5	5,217
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(c)	5.00%	10/01/2027	10	10,555
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	30	31,251
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2027	25	26,043
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	65	67,769
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,115
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	305	308,429
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,976
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	161,330
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	87,617
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	720	722,626
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	45	46,964
New York (State of) Dormitory Authority (New York University), Series 2015, Ref. RB	2.80%	07/01/2027	240	240,011
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2031	40	41,618
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	35	36,145
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2035	5	5,015
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2036	775	775,838
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2043	100	100,947
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	57,637
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	20	20,817
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB	5.00%	07/01/2027	25	26,162
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2027	10	10,629
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(c)	5.00%	11/15/2027	15	15,944
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	56,975
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2027	5	5,209
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	264,158
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2027	50	52,085
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	266,460
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,019,581
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	30	31,161
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 B-1, RB	5.00%	08/01/2029	40	41,884
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2027	55	58,101
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	150	151,637
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2027	25	25,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	$40	$42,000
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,669
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	238,959
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	15	15,543
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	25	25,835
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	149,469
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	92,536
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	80,873
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	57,750
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	15	15,750
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	63,000
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	45	47,250
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	207,443
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	220	227,125
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	460	473,700
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	10	10,273
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	15	15,379
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	15	15,265
New York State Urban Development Corp., Series 2017 C, Ref. RB(a)	5.00%	03/15/2027	20	20,867
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	35	36,613
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,213
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	35	36,259
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	92,418
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	35	35,813
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	152,648
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,326
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	280	289,255
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	40	41,200
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	182,822
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	105	109,554
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	80	83,408
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2031	10	10,350
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	5	5,209
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2027	110	116,345
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	20	20,035
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	105	108,864
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	120	127,095
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	20	20,861
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,723
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	100	104,157
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	225	233,804
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	240	248,728
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	615,406
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	220	226,931
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	205	211,015
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	55	56,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	$515	$527,921
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	180	184,117
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	265	270,344
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	84,730
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	5	5,296
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	155	163,215
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	300	302,336
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	55	58,252
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	460	481,358
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	75	79,434
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	85	90,063
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	5	5,163
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	170	174,325

				45,768,923

North Carolina-0.97%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	524,889
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	50	50,050
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	103,410
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	55	57,235
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,831
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	10	10,544
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	81,611
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	320	334,676
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	552,569
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	89,096
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	15	15,723
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	45	47,168
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	73,210
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	175	183,026
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	150	156,879
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2027	20	20,798
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	45	46,963
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,152
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,666
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB	5.00%	01/01/2032	30	30,685
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	55	57,211
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	83,682

				2,616,074

North Dakota-0.19%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,608

Ohio-1.76%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	100	104,748
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	60	62,190
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,251
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	85	88,351
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,549
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	5	5,117
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	131,589
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	20	20,553
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,824
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	94,488
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	125,150
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,644
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	105	109,506
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	185	194,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	$160	$160,064
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	42,168
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	124,714
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	55	58,315
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	90	94,914
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	130	136,696
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	125	130,649
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	135	141,078
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	46,674
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,311
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,190
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	225	238,686
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	10	10,369
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	154,967
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	15	15,497
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	222,774
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2018, Ref. RB	5.00%	12/01/2029	55	57,823
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	502,615
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	98,985
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	80	83,037
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	41,906
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	90	95,425
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	366,679
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	90	94,233
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	75	78,574
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	40	42,411
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	241,436
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	100	105,937
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	280,418
Upper Arlington City School District, Series 2018 A, GO Bonds(a)(b)	5.00%	12/01/2027	15	15,918

				4,732,222

Oklahoma-0.52%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	80	81,822
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	100	102,369
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	25	25,142
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,008
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	118,400
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	95	99,484
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	100	103,800
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,051
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	40	41,431
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	81,342
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	46,455
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	25	25,330
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	365	358,170
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,063
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	72,505
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	20	20,210
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	55	56,587
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	10	10,345
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	110,081

				1,388,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-1.28%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	$25	$25,864
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	20	20,642
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	148,260
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	35	36,605
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	80	82,965
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	65	67,248
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	70	72,198
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	45	46,303
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	61,527
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	40	40,899
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	40	40,726
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	75	78,507
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	100	104,168
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	51,933
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	108,835
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	71,574
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	85	89,051
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	100	104,729
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	160	161,555
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	90	94,067
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	700	705,990
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	40	41,711
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,711
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	30	31,273
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	85	88,490
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,460
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	65	67,427
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	145	150,140
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	10	10,534
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	30	31,602
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	99,678
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	125	130,957
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	45	46,453
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	130	133,877
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	73,298
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	180	184,580
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP -Oregon School Bond Guaranty)	5.00%	06/15/2035	25	25,724

				3,422,561

Pennsylvania-4.20%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	20	20,577
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	195	204,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	$80	$83,826
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	115,518
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	60	62,987
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	100	104,978
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	36,214
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	65	67,867
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	155,669
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,348
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	100	102,065
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	70,115
Delaware River Joint Toll Bridge Commission, Series 2017, RB	5.00%	07/01/2037	10	10,237
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	82,690
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	170	175,205
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,284
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	85	87,199
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,043
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	160	163,512
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	120	122,014
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	89,896
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	135	135,149
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	30	31,025
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	10	10,520
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	60	61,962
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2027	15	15,154
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	115	118,003
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,707
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	790	817,950
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,199
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	155	161,875
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	225	235,216
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	115	120,910
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	160	164,096
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	190	196,922
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	765	803,185
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	85	89,650
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2027	10	10,522
Pennsylvania (Commonwealth of), Series 2025 A, GO Bonds	5.00%	08/15/2027	5	5,261
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	58,762
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	132,343
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	45	46,463
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	85	85,314
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	115	114,124
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	27,645
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	100,339
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	195	198,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	$270	$255,145
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	65	68,156
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	15	15,683
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	46,905
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	65	67,580
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	20	20,666
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	87,037
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	5	5,130
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	35	35,574
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	90,677
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	57,610
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,464
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,263
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	45,327
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	210	210,593
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	80	84,768
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	220	225,454
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	168,584
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	500	502,187
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	5	5,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	5	5,170
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	170	178,254
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	30	31,084
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	310	311,287
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	215	215,183
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2038	215	212,424
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	255	266,247
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	215	211,965
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	72,832
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	679,822
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	80	82,937
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	215,412
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	145	145,498
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	30	29,620
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	49,870
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	10	10,482
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,027
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	104,906
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	55,575
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	20	20,618
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	75	75,044
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	29,345
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	35	36,646
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	40	40,435
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	98,867
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	48,141
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2017, Ref. RB	5.00%	07/01/2033	75	75,925
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(c)	5.00%	06/01/2027	10	10,417
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	30,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	$10	$10,354
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2031	50	51,919
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	4.00%	08/15/2034	50	50,138
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	115	117,819

				11,277,981

Rhode Island-0.17%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	101,844
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	200	209,186
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	155	153,825

				464,855

South Carolina-0.47%
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	471,622
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	15	15,601
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	105	106,865
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	60	60,619
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	195	196,535
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	60	60,908
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	45	47,540
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	65	66,442
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	50,962
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	25	25,918
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,131
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2035	25	25,839
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	115	121,315

				1,255,297

South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	26,545

Tennessee-0.78%
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	3.00%	09/01/2025	35	35,000
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	15	15,179
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	85	85,280
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	50	50,208
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	91,885
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	462,725
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	45	46,429
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	20	20,456
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	51,036
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2034	15	15,095
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	200	209,919
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	105	108,771
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	70	73,154
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	475	463,972
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	132,156
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	215	219,677

				2,080,942

Texas-7.29%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	120	126,262
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	155	160,997
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	180,039
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	85	89,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2017, Ref. RB(a)	5.00%	11/15/2027	$10	$10,532
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	65	68,381
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	65,550
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	95	100,427
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	31,511
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	100,783
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,185
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	165	173,416
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	405	415,439
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	215,456
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	80	84,081
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	80	84,128
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	50	52,550
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	255	256,900
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	285	295,943
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	200	202,300
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,721
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	295	306,284
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	55	58,077
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	20	21,119
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	85	89,755
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	50	52,797
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,045
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	150,583
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	528,840
Dallas (City of), TX, Series 2024 B, GO Bonds	5.00%	02/15/2027	30	31,108
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,369
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	20	21,147
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	40	41,536
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,192
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2027	50	51,796
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	518,023
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	120	122,583
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	152,758
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	15	15,234
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	220,465
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	125	131,449
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	103,715
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,715
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	80	83,724
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	130,470
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	55	57,168
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	80	84,393
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	265	278,621
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	170	178,505
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	75	78,752
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	200	205,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	$215	$227,135
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	80	82,719
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,400
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	116,398
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	66,957
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	110	114,388
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	118,706
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	30	30,241
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	55	58,118
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,006,373
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	5	4,960
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	73,291
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	40	41,596
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	45	47,551
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	90	91,035
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,091
Houston Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	30	31,139
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	105	110,232
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	112,167
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	150	157,592
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	100,196
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	50	50,427
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	20	20,840
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	15	15,630
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2027	35	36,517
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	52,099
Midtown Redevelopment Authority, Series 2017, Ref. RB	5.00%	01/01/2036	50	51,065
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	114,800
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	5	5,206
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	90	93,544
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,047
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2027	20	20,166
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	126,115
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	115	117,979
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	150,984
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	160	163,825
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	20	20,438
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	5	5,100
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	285,047
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	110	111,754
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	80	82,143
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	115	115,369
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	179,739
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	01/01/2034	465	467,244
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	190	196,722
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	70	72,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$25	$25,964
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	105	110,227
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	170	176,305
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	140	146,888
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	311,482
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	250,810
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	155,645
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	155	162,716
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	20	20,741
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	380	383,226
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	315	319,440
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2027	60	60,896
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	218,675
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	140	145,359
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	155	160,502
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	190	197,273
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	130	136,696
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	40	41,926
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	65	68,131
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	10	10,443
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	30	31,328
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	95	98,924
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	185	191,567
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	46,456
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	195,081
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	175	184,902
Texas (State of) Transportation Commission, Series 2021, RB	5.00%	08/01/2027	10	10,515
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	295	307,519
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,741
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	110	114,784
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,214
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	30	30,319
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	192,039
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	823,507
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	104,427
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	80	80,582
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	40	39,008
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	320,710
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	120	126,810
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	5	5,170
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	5	5,020
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	115,666
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	193,558
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	85	88,316
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	55	57,020
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	125,551
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	105	109,379
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	110	113,973
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	235	242,886
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	36,069
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	45	46,877
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	50	52,123
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2027	195	197,242
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	290	301,304

				19,563,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.41%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	$80	$83,512
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	250	262,589
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	120	124,284
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	45	47,199
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	10	10,482
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	130	136,351
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	175	183,550
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(c)	5.25%	06/15/2027	50	51,674
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,543

				1,105,184

Virginia-1.89%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	75	78,439
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	25	25,893
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	51,787
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	140,783
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	140	146,711
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	45,442
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	107,874
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	15	15,598
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	20	20,398
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	366,374
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	25	25,295
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,047
Virginia (Commonwealth of) College Building Authority, Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2027	25	25,006
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	50,525
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	117,733
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	210	218,082
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	290	301,160
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	75	77,886
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	205	206,442
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	135	140,195
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	115	118,799
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	40	41,242
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	195	202,504
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	265	275,198
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	4,919
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2027	20	20,770
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2027	80	83,079
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	70	73,579
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	62,892
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	170	173,519
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	47,301
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	525,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	$85	$89,346
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	60	62,683
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	130	136,920
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	5	5,253
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	115	120,522
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2032	5	5,227
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,253
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	155	155,336
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	150	156,047
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	526,788

				5,079,409

Washington-3.92%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	25	25,327
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	560,075
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,057
Energy Northwest, Series 2017 A, Ref. RB.	5.00%	07/01/2027	200	209,698
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB	5.00%	07/01/2027	45	45,877
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	177,665
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	215	222,580
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	55	56,711
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	99,606
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	115	120,576
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	135	141,756
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	156,904
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	65	67,761
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	60	62,149
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	112,367
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	100,108
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	110	111,104
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,243
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,151
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	120	123,714
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	70,007
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	20,947
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	135,724
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	46,684
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	105	106,118
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	93,223
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	115	121,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	$80	$82,662
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	55	56,754
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	189,756
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	102,879
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	75	78,929
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	10	10,524
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2029	25	26,245
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	157,258
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,461
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	180	181,124
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	180	180,431
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	90	94,314
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	60,630
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	110	115,476
Spokane County School District No. 354 Mead, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	25	25,825
Spokane County School District No. 81, Series 2017 B, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2030	5	5,131
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	199,508
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	80	83,008
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	70	72,249
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,410
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	117,365
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	5	5,091
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,158
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	151,648
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	420	441,634
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	288,486
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	95	99,440
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	315	328,640
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	75	78,033
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	217,381
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,528
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	62,200
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	56,946
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	135	139,491
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2032	10	10,310
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	105	108,034
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,539
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	50	51,242
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	30	30,429
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	80,936
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	161,302
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	85	88,196
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	135	139,745
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	30,964
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	212,831
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	70	73,031
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	110	115,666
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	50	51,910
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	125	130,803
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	15	15,463
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2027	65	68,386
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	45	47,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2027	$45	$46,719
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	110	115,354
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	35,809
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	641,186
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	75	78,505
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	170	176,876
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	41,285
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	160	164,936
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	220	230,708
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	130	136,771
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	40	41,528
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	133,051
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	110	112,932
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	151,937
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	20	20,070

				10,528,141

West Virginia-0.14%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	320	335,485
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	35	36,566

				372,051

Wisconsin-1.31%
Green Bay Area Public School District, Series 2025, GO Bonds	5.00%	04/01/2027	5	5,207
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	97,060
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	193,146
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	165	172,132
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	25	25,983
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	285	297,550
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	219,077
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	40	41,673
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	200	207,272
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	15	15,545
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	135	140,945
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	275	287,197
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	240	250,645
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	170	177,540
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	90	94,067
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	41,808
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2027	105	109,745
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	200	209,038
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	55	57,486
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	150	157,467
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	80	83,982
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	130	136,471
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	5.00%	04/01/2035	40	40,815
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	457,253

				3,519,104

TOTAL INVESTMENTS IN SECURITIES(d)-92.80%
(Cost $249,234,073)				248,991,128
OTHER ASSETS LESS LIABILITIES-7.20%				19,320,311

NET ASSETS-100.00%				$268,311,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

August 31, 2025

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.52%
Alabama-0.39%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$190	$205,435
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	50,708
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	45,343
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	5	4,909
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	298,301
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	128,209
Jefferson County Board of Education, Series 2018, Revenue Wts	5.00%	02/01/2046	100	99,291

				832,196

Alaska-0.07%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	150	160,900

Arizona-1.52%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,405
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	150	161,081
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	9,733
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	20	21,155
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	45,132
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	253,286
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2036	5	5,147
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	150	153,598
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	53,184
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	159,721
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	55	58,341
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	150	158,168
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	15	15,725
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	35	36,529
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	478,242
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	45	46,599
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2036	35	36,070
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	30	30,003
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	80,296
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	45	47,050
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,891
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	105	111,507
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	185	195,863
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	15	15,800
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	15	15,714
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	195	203,612
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	35	36,430
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	25	25,941
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	180,963
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	437,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	$15	$15,397
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	115	117,595
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	26,549

				3,263,576

Arkansas-0.03%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	25	25,976
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	31,068
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	15	14,958

				72,002

California-14.99%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	20	21,820
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	110	118,326
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	80	85,951
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	170,150
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	76,066
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	20	21,356
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,009
California (State of), Series 2017, GO Bonds	5.00%	08/01/2028	25	26,329
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	115	121,113
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	60	63,189
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	245	259,620
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	195	211,685
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	600	647,610
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	330	356,816
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	70	73,117
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	225	244,715
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	145	155,749
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	270	288,364
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	360	386,025
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	560	600,484
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	115	124,840
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	274,978
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	607,260
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	208,352
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	61,990
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	5	5,074
California (State of), Series 2020, GO Bonds	4.00%	03/01/2028	10	10,446
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	520	565,563
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	25	27,191
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	225	244,252
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	155	167,942
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	145	157,407
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	320	348,695
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	220	235,904
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	80	84,249
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	315	342,601
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	550	579,497
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	30	32,505
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	60	65,134
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	80	86,680
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	250	270,315
California (State of), Series 2024, GO Bonds	5.00%	09/01/2028	80	86,680
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	25	27,031
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	253,011
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	10	10,003
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	101,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	$20	$20,172
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	35	38,404
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	45	49,377
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	80	87,781
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	50	54,863
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	19,743
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	150	159,132
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	15	15,835
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	115	122,885
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	175	186,999
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	55	59,129
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	150	160,680
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	100	106,223
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	55	58,233
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	58,025
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,515
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	120,562
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	310	327,545
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	105	113,207
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	15	16,151
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	245	249,380
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	165	166,365
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	147,364
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	240,662
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	115	116,658
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	30	32,500
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	21,385
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	220	238,267
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	60	64,982
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	110	116,284
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	150	163,432
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	255	278,370
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	230	249,623
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	25	25,643
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	10	10,115
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.38%	01/01/2048	30	27,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	$265	$265,807
California State University, Series 2015 A, Ref. RB(a)(c)	3.25%	11/01/2025	5	5,007
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	115	121,732
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	150	157,142
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2038	15	15,532
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	220	223,470
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	151,014
Chaffey Community College District, Series 2019 A, GO Bonds(a)(c)	3.00%	06/01/2028	10	10,223
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	160	167,948
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	161,432
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	65,765
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	125	130,483
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	25	26,240
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	08/01/2028	25	27,120
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	156,898
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	5	5,107
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	22,535
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	56,082
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2044	120	121,432
Long Beach (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	400	404,004
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	131,314
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	75,706
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	370	400,159
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	70,162
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	5	5,397
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	185	187,490
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	291,597
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	80	86,353
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	180	189,624
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	35	36,457
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	98,588
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	125	129,017
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2034	15	15,419
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	215	218,979
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	172,116
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	125	131,344
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	5	5,196
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	65	66,918
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2036	110	112,795
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	270	276,156
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	419,993
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	31,161
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	100	103,361
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	110	113,186
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	20	20,497
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	260	265,789
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	10	10,150
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	30	30,348
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	103,770
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	10	10,662
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	5	5,331
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	25	26,655
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	100	106,622
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	45	47,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	$35	$37,267
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	40	42,414
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	26,406
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	50	54,076
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	50	54,195
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,153
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	315	336,857
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	62,590
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	55	57,101
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	56,895
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	475	486,335
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	15	15,776
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	611,211
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	45	48,775
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	15	16,299
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	95	103,225
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	15	16,299
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	153,150
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	30	30,314
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	95	102,970
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	220	238,457
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	185	200,521
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	105	113,809
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	120	130,068
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	160	173,424
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	35	35,728
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,106,833
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	90	95,875
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	100	106,021
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	15	15,808
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	26,128
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	105	109,362
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	30	31,143
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	15	15,530
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	15	15,480
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	20	20,552
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	395	403,214
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, (INS - BAM)(b)	5.00%	07/01/2031	15	15,825
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	25	27,097
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	15	16,258
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	110	119,229
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	180	196,125
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	100	109,213
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	178,101
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(b)	5.00%	08/01/2043	100	101,208
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,831
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	75,889
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	30	32,544
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(b)	5.00%	09/01/2047	25	25,181
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2028	55	60,042
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	205,522
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	100	106,585
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	187,811
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	150	163,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	$85	$92,403
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	55	59,790
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	15	16,306
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	45	49,228
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	60	65,637
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	110	119,997
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	131,936
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	25,398
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	299,899
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	135	147,407
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	60	65,514
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	20	21,672
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	5	5,418
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	100	108,361
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	50	53,658
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	140	149,382
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	140	144,487
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	10	10,821
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2028	5	5,410
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	100,178
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	128,460
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	5	5,352
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2028	5	5,464
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	95	100,835
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	145	147,209
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	30	32,783
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,681
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	5	5,451
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2043	55	49,989
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	72,113
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	152,929
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	188,086
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	25	27,157
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	18,327
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	95	102,290
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	20,380
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	104,753
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	10	10,848
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	10	10,476
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	46,748
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	25	25,796
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,323
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	25	26,466
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	25	26,334
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	193,946
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	75	78,292
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	110	114,330
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	67,291
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	30,925
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	480	487,013
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	125,194
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	565	569,196
University of California, Series 2018, Ref. RB	5.00%	05/15/2028	25	26,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	$5	$5,398
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	45	48,611
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	36,341
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	40	42,566
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	20	20,957
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	65	67,819
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	103,884
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	80	82,778
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	247,277
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	51,342
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	289,019
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	190	190,199
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	160	144,631
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	105,468

				32,100,789

Colorado-2.22%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	335	368,054
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,102
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	90	97,411
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2030	5	5,353
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	175,694
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	68,923
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	465	470,422
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	10	10,010
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	95	100,087
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	15	15,494
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	345	354,009
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	100	108,235
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	40	43,294
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,557
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	90	95,607
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,573
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	120	129,939
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	125	135,354
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	90,230
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	380	409,313
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	45	48,652
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	15	16,217
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	40	43,260
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	40	42,742
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	35	36,821
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	50	54,200
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	25,916
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	25	25,778
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	10	10,747
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	118,134
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	58,778
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	55	58,337
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	78,963
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	30	31,442
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	5	5,125
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	80	85,496
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	50,823
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	110	115,008
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	50	50,346
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	55	55,121
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	97,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	$100	$100,271
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	35	37,394
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	160	167,380
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	80	83,690
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	10	10,461
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	70	75,083
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	125	134,007
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2030	10	10,646
University of Colorado, Series 2017 A-2, Ref. RB(a)	4.00%	06/01/2038	85	87,619
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	170	167,914
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	25	24,484
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,401

				4,759,718

Connecticut-2.44%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	10	10,483
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2034	5	5,224
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	35	36,425
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	41,324
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	70	74,819
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	200	216,055
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	75	80,319
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	70	74,526
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	140	148,308
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	25	26,255
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	35	36,584
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	66,940
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	10	10,730
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	628,007
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	10	10,792
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	15	15,881
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	20	21,081
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,449
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2037	100	103,469
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	40	43,170
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	60	64,131
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	130	138,402
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	20	21,250
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	80	85,597
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	238,776
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	470	502,882
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	150	162,329
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	98,625
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2028	65	70,151
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	240	259,939
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	280	303,262
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	35	37,596
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	102,245
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	15	16,112
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	175	185,938
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	30	32,225
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	55	59,079
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	74,604
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	10	10,784
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2028	5	5,415
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2028	130	138,678
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	123,641
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	36,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	$85	$87,838
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	158,998
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	40	42,183
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	125	132,688
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	95	100,357
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	50	52,608
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	35	36,430
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2028	20	21,483
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2028	25	26,854
Connecticut (State of) Health & Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,368
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	20	19,995
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	101,614

				5,215,592

Delaware-0.42%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	85	90,407
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	10	10,658
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	40	42,545
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	413,868
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,275
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	225	242,135

				899,888

District of Columbia-1.61%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	313,295
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,127
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	20	20,886
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	260	262,143
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	70	74,464
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	45	47,658
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	57,990
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	140	151,364
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	85	90,591
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	70	75,619
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	26,644
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	385	415,907
District of Columbia, Series 2020, RB	5.00%	12/01/2028	240	259,011
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	30	31,909
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	90	97,569
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2028	30	31,845
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	15	16,081
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	180	195,138
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,319
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	9,434
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	80,833
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	200,754
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	10	10,793
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	125,471
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	230,663
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(b)	6.50%	10/01/2044	50	52,872
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	141,693
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	140	150,116
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	235	251,913

				3,458,102

Florida-2.12%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	195	208,298
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	185,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2028	$175	$187,729
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2028	60	64,228
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	203,712
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	108	115,872
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	187,756
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	130	140,602
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	90	96,674
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	50	53,708
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	45	45,912
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	100	105,020
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	15	15,141
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	167,415
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	105	112,118
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	105,270
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2028	55	59,211
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,338
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	135	142,596
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	70	73,587
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	116,061
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2028	5	5,333
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	155	153,752
Orange (County of), FL School Board, Series 2017 C, COP	5.00%	08/01/2028	35	37,567
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	821,186
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	165	177,293
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	180	193,410
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	60	60,938
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	100	105,846
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2038	20	20,312
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	251,103
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	45	46,938
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	150,131
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	102,346

				4,538,870

Georgia-1.50%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2028	40	44,159
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	65	68,582
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2028	60	64,364
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,587
Forsyth (County of), GA, Series 2025 A, GO Bonds	5.00%	03/01/2028	15	16,009
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	35	36,275
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	77,901
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	829,325
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	110	118,377
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	58,921
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	26,661
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,343
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	185,935
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	53,808
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	35	36,710
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	167,139
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	110	118,377
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	35	37,665
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	225	232,606
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	214,438
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	416,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	$75	$80,605
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	128,481
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	45	47,940
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	95	99,363

				3,207,482

Hawaii-0.96%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,092
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	94,882
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	305	323,759
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	195	206,132
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	165	173,799
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	5	5,103
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	40	41,987
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,465
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	5	5,213
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,686
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	140	145,333
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,334
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	30,090
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	5	5,122
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	110	116,766
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	85	92,040
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	145	148,900
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	120	129,475
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	135	144,402
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	95	101,296
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	215	229,250

				2,050,126

Idaho-0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	175	178,547
Idaho State Building Authority, Series 2024 A, GO Bonds	5.00%	06/01/2028	45	48,292
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2028	180	193,170

				420,009

Illinois-3.41%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	70	72,516
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	175	181,384
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	105	111,188
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	5	5,295
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	45	48,682
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2028	15	15,887
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	15	15,807
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,140
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	65	70,003
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	150,635
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	105	108,730
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	30	30,978
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	870	915,363
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	40	43,435
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	20	21,103
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,743
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	78,323
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	145	150,714
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	210	216,973
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	105	107,812
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	45	45,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	$90	$90,354
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2040	25	25,149
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	99,343
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	110	117,591
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	15	15,645
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	15	16,035
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	95	100,753
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	210	221,420
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2032	15	15,727
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	215	224,238
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	550	587,957
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,856
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	20	21,495
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	35	37,005
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	25	26,528
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,306
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	85	90,502
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	20	21,223
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	15	15,823
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	470	486,429
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	300	313,165
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	215	228,072
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	25	25,180
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	79,079
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	15,006
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	91,788
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	145	151,644
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	10	10,627
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	107,379
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	195	202,825
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	253,637
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	405	406,562
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	55	58,228
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	205	217,033
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	55	58,228
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	90	95,283
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	55	57,857
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	55	57,857
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	20	21,039
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,833
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(b)	5.00%	03/01/2028	70	74,062
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(b)	4.00%	04/01/2043	35	30,586
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	75	79,683

				7,312,719

Indiana-0.73%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2038	60	61,106
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	295	316,257
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	85	91,718
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	10	10,494
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	140	149,011
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	183,023
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,630
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	20	21,292
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2031	35	36,761
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	195	203,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	$100	$104,156
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	35	36,300
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	210	224,635
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	45	47,657
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	10	10,537
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2034	15	15,730
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2035	20	20,858
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2037	15	15,471
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	10	10,165

				1,574,736

Iowa-0.15%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	135	141,582
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	165	174,604

				316,186

Kansas-0.12%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	150	161,889
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2028	20	21,585
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	78,221

				261,695

Kentucky-0.52%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	123,309
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	207,109
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	325	335,289
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	180	188,124
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	30	32,409
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	88,768
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	130,522
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	5	5,346

				1,110,876

Louisiana-0.15%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	10	10,622
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	60	64,520
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	122,427
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	80	84,739
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	5	5,377
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	22,866
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(b)	5.00%	04/01/2048	5	4,941

				315,492

Maine-0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	251,344
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,109

				271,453

Maryland-3.19%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	95	101,305
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	15	15,841
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,423
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	15	16,052
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	233,660
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	205,745
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,123
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	390	420,199
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	25,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	$105	$110,157
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	300	320,332
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	20	21,250
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	150	158,785
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2028	195	210,100
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,419
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	160	167,762
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	50	53,658
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2028	225	241,462
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	549,491
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	95	102,356
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	365	389,737
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	225	242,423
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	16,002
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2028	20	21,355
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2028	10	10,774
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	150	157,830
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	73,794
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	102,685
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	75,663
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	155	168,137
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	20	21,695
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	200	202,322
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	525	526,808
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	10	10,739
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2028	5	5,369
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	70	75,910
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	16,037
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	35	37,151
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	90	97,598
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	141,589
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	126,297
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	145	156,356
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,076
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	156,147
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	106,310
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	155	158,554
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	5	5,252
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	45	48,459
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	120	129,225
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	165	176,233
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	30	31,893
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	10	10,586
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	285	308,109
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	20	20,129

				6,827,355

Massachusetts-3.18%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	133,784
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	35	37,956
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(b)	5.25%	08/01/2028	85	92,178
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2028	75	80,335
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	25,005
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	400	430,119
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	74,181
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	30	31,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	$80	$83,097
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	72,465
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,090
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	435	447,005
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	20	20,472
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	20	20,304
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	75,411
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	15	15,937
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	25	26,478
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	42,183
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	45	47,259
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	155	166,671
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	15	15,085
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	30	31,836
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	36,289
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	232,140
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	58,907
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	255	273,114
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	360	384,041
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	250	268,825
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	216,693
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	80	86,365
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	20	21,591
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	245	249,358
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	95,815
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	210	227,528
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	5	5,312
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,027
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	95	102,370
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	35	37,954
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	261,006
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	218,962
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2028	10	10,762
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A-2, Ref. RB	5.00%	07/01/2028	10	10,713
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	145	144,995
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	5	5,417
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	253,911
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2029	10	10,553
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	55	57,714
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	285	297,956
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	55	57,331
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	140	145,464
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	70	72,514
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	96,323
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	125,024
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	375	379,412
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	300	303,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	$20	$21,263
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2028	5	5,437

				6,804,873

Michigan-0.77%
Great Lakes Water Authority, Series 2018 A, RB	5.00%	07/01/2043	5	5,067
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	101,613
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	91,183
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	10	10,727
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	30	32,182
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	310	336,454
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	90	97,680
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2028	25	26,959
Michigan (State of) Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	185	187,527
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	20	21,282
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	502,013
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2028	15	15,780
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	55	57,336
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2035	5	5,189
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	101,586
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	50	50,391

				1,642,969

Minnesota-1.48%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	236,681
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	271,023
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	170	184,408
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	205	211,812
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2028	10	10,601
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	70	72,183
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	175	179,723
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,447
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	190	193,276
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	105,562
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	21,112
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	35	37,731
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	15	16,127
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	64,137
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	201,990
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	84,683
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	184,215
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	209,716
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	41,703
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	25,982
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	434,548
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	107,802
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	134,753
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	45	48,540
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,951
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2028	40	43,062

				3,168,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.26%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	$85	$89,607
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	87,385
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	30	31,543
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	15	15,702
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	57,345
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	4,787
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2028	155	164,026
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	90	95,578
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	15	15,930

				561,903

Missouri-0.45%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	35	37,910
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2028	70	72,913
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	88,665
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	40	42,487
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	154,544
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	330	349,954
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2028	30	31,808
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	75	80,287
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	65	67,342
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2028	45	48,821

				974,731

Montana-0.51%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	105	107,317
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	988,759

				1,096,076

Nebraska-0.33%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	251,855
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	35	37,774
Nebraska (State of) Public Power District, Series 2023 A, RB	5.00%	07/01/2028	240	254,585
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	150	159,291

				703,505

Nevada-1.32%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	185	198,561
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	130,425
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2032	25	26,398
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	62,845
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	20,857
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,388
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	103,483
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	30	30,386
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	32,209
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	155	165,596
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	75	79,779
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	125	132,268
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	320	337,090
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	45	47,133
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	20	20,047
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	45	44,900
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	4,872
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	105	112,607
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	250,980
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	60	64,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	$170	$182,317
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2037	10	9,990
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2038	75	73,585
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	370	370,437
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	110	117,987
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGI)(b)	4.00%	06/01/2041	25	23,397
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	130	135,933
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	40,230

				2,829,047

New Hampshire-0.08%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	70	75,044
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	105,864

				180,908

New Jersey-3.20%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	675	722,521
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	286,335
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	360	390,269
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	90	95,537
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,632
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	115	119,217
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,070,811
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	20,953
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	104,396
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	500	527,223
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	10	10,743
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	285	304,485
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	115	121,987
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	165	178,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	30	32,145
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	71,782
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	585	619,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	505	530,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	85	88,763
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(b)	4.00%	12/15/2037	10	9,768
New Jersey (State of) Transportation Trust Fund Authority, Series 2018, RB	5.00%	12/15/2035	10	10,384
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	135	146,574
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	25	27,143
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	5	5,429
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	130	139,654
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,235
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	240	229,425
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,572
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,543
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	105	113,424
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,066
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	15	16,033
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2028	20	21,388
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2028	80	85,409
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	20	21,193
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	160	160,962
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	86,685
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	70	70,421
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	139,233
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	20	20,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	$100	$103,018
Rutgers The State University of New Jersey, Series 2018 N, RB	5.00%	05/01/2028	15	16,033

				6,845,958

New Mexico-0.43%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	30	31,951
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	75	80,583
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	95,751
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	225	241,749
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	145	155,505
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	75	80,434
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	210	225,215

				911,188

New York-20.81%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	160	174,378
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	250	268,426
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2023 A, Ref. RB	5.00%	05/01/2028	15	16,029
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	40	41,420
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	58,011
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	52,467
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	78,299
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	65	67,338
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,450
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	219,460
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	780	831,053
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,040
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	35	37,795
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	815	815,072
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	190,626
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	209,844
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	185	193,149
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	93,038
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	20	21,054
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	20	21,269
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	130	138,086
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	90	94,872
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	245	247,140
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	170	176,645
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	589,270
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	80	77,753
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	155,790
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(b)	5.00%	11/15/2031	5	5,277
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	150	161,642
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2030	85	90,018
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	65	70,045
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(b)	5.00%	11/15/2044	35	35,264
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2030	20	21,293
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2031	25	26,517
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	63,347
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	65	68,368
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	35	36,677
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	30	32,725
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2028	5	5,390
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2033	25	26,398
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	20	21,073
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,187
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	$55	$54,241
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	125	125,568
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	95	103,114
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	60	64,578
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	186,588
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	25	26,431
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	31,608
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	210,069
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	109,839
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	180	187,584
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,168
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	250	268,311
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2028	15	15,952
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	160	167,950
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	215	225,683
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	90	95,369
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	30	31,396
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	50,323
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	10	10,575
New York (City of), NY, Series 2018 E, GO Bonds	5.00%	03/01/2031	5	5,250
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2031	5	5,280
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	60	62,759
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	50	52,117
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	5	5,142
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	25,411
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	165	176,763
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	285	305,317
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	570	613,773
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	55	58,921
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	290	310,674
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2028	70	74,990
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	105	112,691
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	140	149,980
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	105	112,485
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	45	48,208
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	135	144,624
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	275	294,605
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2028	10	10,615
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2028	30	31,904
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	321,387
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	170	180,789
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	540	567,557
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	10	10,466
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	30	31,265
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	50	51,890
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2037	15	15,491
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	125	128,465
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	315	322,614
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	80	81,679
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	570	579,275
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	40,305
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	235	245,203
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	353,560
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	95	98,464
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	40	41,316
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	25	25,724
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	66,617
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	80	81,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	$110	$110,874
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	241,145
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	65	69,876
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	15	16,099
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2028	35	36,867
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB(a)(c)	5.00%	06/15/2028	30	32,217
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	15,751
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	105	108,124
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	169,233
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	55	56,918
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	280	280,809
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	100,984
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	235	244,281
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	15	16,155
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	250	269,243
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	290	293,089
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2028	85	91,543
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2028	20	21,539
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	90	96,927
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	25	26,906
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2028	65	70,003
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	190	205,314
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	105	113,463
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,468
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2028	10	10,538
New York (City of), NY Transitional Finance Authority, Series 2018 A, Ref. RB	5.00%	07/15/2032	15	15,850
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,266
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	587,110
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	98,320
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	10	10,308
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	105	107,820
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	30,716
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	250	254,181
New York (City of), NY Transitional Finance Authority, Series 2018 S, RB	5.00%	07/15/2031	10	10,609
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	65	68,685
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	250	262,446
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	5	5,225
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	40	41,574
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	166,985
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	240	242,083
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	90	96,659
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	110	117,284
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	15	15,913
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	65	68,503
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	260	271,691
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	553,293
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	310	325,433
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	50	52,334
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	56,866
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	95	96,143
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	65	69,809
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	110	115,476
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	415	429,077
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	295	318,777
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	80	86,448
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	85	91,358
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	340	367,404
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	185	198,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	$215	$232,329
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2028	125	133,578
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2028	155	165,637
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	25	27,015
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	60	64,836
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	20	21,612
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	35	37,821
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	40	43,224
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	35	37,821
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,748
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	94,394
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	85	88,528
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	30	31,100
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,328
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	56,210
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	507,144
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	151,019
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	186,600
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	57,227
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	25	26,245
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	215	230,907
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	250,561
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	106,089
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	245	258,203
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	35	36,574
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	285	296,217
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	195	201,614
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	165	174,355
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	110	115,476
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	14,680
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,347
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	21,046
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	105	109,753
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	5	5,140
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	105	99,294
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	60	64,989
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	5	5,359
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2028	25	26,822
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2028	30	32,324
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	300	318,679
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	10	10,834
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	125	131,877
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	115	120,921
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	125	131,982
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	150	157,754
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	270	282,068
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	195	195,966
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,188
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	190	196,999
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	95	97,699
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	150	153,866
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	335	343,538
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	380	388,419
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	35	35,702
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	151,049
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2028	170	182,132
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,848
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	45	48,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	$10	$10,672
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	130	138,462
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	285	302,148
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	384,033
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	20,877
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	103,415
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	115	117,423
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(a)(c)	5.00%	03/15/2028	15	16,051
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	95	100,228
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	100	105,126
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,478
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	52,229
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	10	10,258
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	5	5,417
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	325	347,693
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	80	84,885
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	35	36,989
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	225	236,912
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	250	262,234
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	655	664,050
New York (State of) Dormitory Authority, Series 2018, Ref. RB(a)	5.00%	03/15/2028	55	58,855
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	65	68,817
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2031	130	138,501
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	167,004
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2028	5	5,255
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2028	30	32,427
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2032	50	52,756
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2033	10	10,468
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2034	100	104,333
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2035	45	46,783
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2028	155	167,539
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	65	69,239
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2028	65	69,639
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2028	15	16,213
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(b)	5.00%	10/01/2028	120	129,708
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	212,216
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	60	63,913
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	175	186,771
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2028	30	32,102
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	325	338,399
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	130	134,869
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	285	301,722
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	370	387,745
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	10	10,337
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2028	40	42,690
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	220	229,805
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	72,795
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	437,622
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	270	276,802
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	50	50,903
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,235
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	154,412
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	157,941
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	96,326
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	101,305
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	305	313,937
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,285
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	200	203,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	$340	$348,842
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	635	659,068
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2028	10	10,475
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	25	26,875
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,739
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2028	240	261,491
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2028	65	70,821
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	55	58,512
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	100,239
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	20	21,029
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2032	25	26,163
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	40	41,708
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	5	5,194
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	62,063
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,052
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	20	21,335
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	5	5,319
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	15	15,958
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	25	26,669
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	85	90,264
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-2, RB	5.00%	05/01/2032	10	10,489
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020, RB	5.00%	08/01/2028	55	59,114
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2028	80	86,448
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2018, RB	5.00%	08/01/2034	80	83,621
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	52,312
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	42,745
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	40,486
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	150,811
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	65	70,076
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	100	107,810
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,562
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	15	16,171
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	202,768
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	46,339
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	130	133,145
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	86,717
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	137,229
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	105,665
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	50,260
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	155	160,370
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	175	186,860
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	5	5,424
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	105	112,197
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	80,141
Sufflock (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(b)	4.00%	10/15/2028	20	20,647
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,002
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	165	178,921
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	565	612,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	$1,050	$1,116,311
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	03/01/2028	90	96,055
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	55	59,590
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	65	70,526
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	245	263,356
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	330	357,841
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,041
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	326,884
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,028
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	31,429
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	45	46,978
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	166,265
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	30	31,018
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	82,247
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	130	139,435
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	190	206,030
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	335	363,480

				44,561,152

North Carolina-1.14%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	245	263,448
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	445	473,930
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,432
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	15	15,846
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,029
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	10	10,762
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	27,012
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	05/01/2028	70	74,935
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	175	182,673
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2028	15	16,114
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	55	58,674
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	265,210
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2028	10	10,743
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	85,942
North Carolina (State of), Series 2021, RB	5.00%	03/01/2028	35	37,285
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	5	5,352
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	285	305,092
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	30	31,958
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2028	55	58,590
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2028	95	101,531
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2033	15	15,296
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	70	70,823
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	25	25,215
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	10	10,815
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	215	229,250

				2,439,957

North Dakota-0.09%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	194,379

Ohio-2.46%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	80	84,548
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	125	131,893
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	19,041
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	30	32,221
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	20	21,229
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	45	49,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	$130	$131,513
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	40	41,501
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	121,118
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	60	64,166
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,761
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	42,507
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	55	58,035
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,502
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,135
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	64,166
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	95	102,507
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	90	97,112
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	150,309
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	28,699
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	34,806
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	70,191
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	130	140,382
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	135	145,905
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	105	113,131
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	150	160,655
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	190	206,273
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	50	53,206
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	120	126,376
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	125	131,232
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	100	104,256
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	345,518
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	80	84,640
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2032	625	653,734
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	50	50,450
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2028	15	15,870
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,499
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	130	133,018
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	90	91,679
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	10	10,502
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	130	138,306
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	174,656
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	100	105,461
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	145	151,723
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	175,747
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	190	203,901
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	220	238,790
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	75	80,487
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	5	5,043

				5,264,417

Oklahoma-0.27%
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	187,729
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	20	21,269
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	200	211,413
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2028	15	15,653
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	133,931

				569,995

Oregon-0.79%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	103,439
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	150	160,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	$80	$85,888
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	180	192,786
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2028	30	32,044
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	25	25,140
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	370	373,274
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	135	143,914
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	53,610
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	157,540
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,161
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	45	46,935
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	105,726
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	15	15,531
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	56,759
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,136
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	5	5,119
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	105,364

				1,695,322

Pennsylvania-3.82%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	136,768
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	110	115,409
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,294
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,085
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	47,529
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	450	433,603
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	275,520
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	140,374
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2028	45	47,543
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	35	37,139
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	42,511
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	100,316
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	117,631
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	290	314,302
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	22,156
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2041	30	28,637
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	30	31,579
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	95,099
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	285	294,571
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	90	95,852
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	210	209,764
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2033	10	10,217
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2034	20	20,366
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	3.75%	03/01/2039	415	403,540
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	150	150,848
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	565	592,781
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	213,832
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	95	102,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

245

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	$400	$413,810
Pennsylvania (Commonwealth of), Series 2018, GO Bonds	4.00%	03/01/2036	65	65,140
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	325	349,139
Pennsylvania (Commonwealth of), Series 2021, GO Bonds	5.00%	05/15/2028	10	10,701
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	165	178,092
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2028	20	21,527
Pennsylvania (Commonwealth of) (Bid Group A), Series 2023, GO Bonds	5.00%	09/01/2028	200	215,490
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	135	136,089
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,043
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(b)	5.50%	06/01/2028	40	43,057
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	120	123,381
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	15	15,683
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	301,480
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	560	566,744
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	200	200,689
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	40,630
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	367,916
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	35	37,287
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	147,641
Peters Township School District Washington County, Series 2018 C, GO Bonds	5.00%	09/01/2040	35	35,693
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,086
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	64,596
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	171,413
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	188,143
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	341,136

				8,186,230

South Carolina-0.88%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	155	167,783
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	30	31,924
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	95	101,741
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	90	96,286
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	60	65,105
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	25	26,644
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	150	150,160
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	115	119,213
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	250,750
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,336
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	160	167,190
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	55	57,258
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2037	75	77,106
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	225	230,204
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	5	5,398
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	30	31,864
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	170	183,542

				1,877,504

Tennessee-0.66%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	205	211,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	$150	$153,507
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	73,808
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	65	67,976
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	145	154,435
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	110	116,564
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	115	121,285
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	50	50,802
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	115	115,647
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	80	84,883
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	15	16,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	225	238,949

				1,405,094

Texas-7.28%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	90	95,662
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,020
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(b)	5.00%	02/15/2043	15	15,058
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	55	59,428
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	110	118,855
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	10	10,786
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,275
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	210	213,410
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	45	45,562
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	100,876
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	10	10,046
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	30	32,238
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	20	20,041
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	155	153,863
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	100,616
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	146,823
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	40	43,054
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	210	226,033
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	440	473,592
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2028	20	21,527
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	45	47,864
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	35	37,236
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	60	63,834
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	65	66,714
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	117,515
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	85	90,431
Cypress-Fairbanks Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	15	15,958
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,319
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	55	59,416
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	30	32,409
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	20	21,606
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	140	148,807
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	5	5,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

247

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2028	$55	$58,460
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	65	70,738
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	48,623
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	30	31,957
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,326
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	217,967
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2032	15	15,790
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	80	80,752
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,140
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	100	106,266
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	15	16,141
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	60	60,837
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	10	10,096
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	45	45,232
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	20	20,016
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	255	253,432
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	41,918
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	75	78,979
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	95	97,318
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	155	158,130
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	90	91,418
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,311
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	275	286,101
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2035	25	25,912
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2036	80	82,577
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	75	78,323
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	5	5,143
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	325	332,883
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	405	409,340
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,007
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	30	32,371
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	85	91,031
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	535,395
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	35	36,494
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	215	209,664
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	110,691
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	505	543,405
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,723
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	117,813
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	42,524
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	30	31,893
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	20	21,132
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	63,686
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,456
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	55	57,149
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	215	222,511
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	15	15,322
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	30	30,505
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	222,699
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	105	111,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	$20	$21,235
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	180	186,805
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	160	167,578
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,629
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,005
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	115	123,678
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	35	35,181
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	60,150
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	177,510
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	20	21,300
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	25	26,624
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2028	25	26,679
Nacogdoches Independent School District, Series 2019, GO Bonds(a)(c)	5.00%	02/15/2028	20	21,229
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	10	10,614
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2028	40	42,740
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(c)	2.95%	10/01/2025	15	15,003
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	107,685
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	190	193,922
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	45	45,744
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	580	583,892
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	235	235,220
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	135	139,427
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	145	149,099
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	558,812
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	50	50,018
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	52,900
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	140	148,911
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	622,052
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2028	35	37,526
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	75	81,009
Permanent University Fund - University of Texas System, Series 2022 A, RB.	5.00%	07/01/2028	40	42,909
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2028	60	64,381
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	110	117,001
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,636
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	105	112,884
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	150	158,928
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	225,523
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	5	5,187
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	190,652
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	55	59,466
Texas (State of) Transportation Commission, Series 2018, RB	5.00%	08/01/2028	105	110,099
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	135	143,888
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	159,393
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	78,823
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,230
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	55,408
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	455,285
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	299,725
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	110,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

249

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	$80	$80,702
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	20	19,997
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	87,606
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	226,207
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	287,197
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	105	113,038
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	70	75,359
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	40	43,259
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,405
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	150	155,784
Tomball Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	65	69,154
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	25	26,200
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,537
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	25,793
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	37,210

				15,589,149

Utah-0.37%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,324
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2028	10	10,662
Nebo School District, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	07/01/2028	150	161,167
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	40	39,916
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	75,488
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	70	75,174
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	90	96,854
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	25	26,904
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	180	180,320
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	105	112,363

				800,172

Virginia-1.36%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	55	59,535
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	60	63,115
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	80	85,393
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.00%	01/01/2028	95	101,111
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	255	274,285
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	30	30,301
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	280,821
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	95	101,392
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2028	25	26,884
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	100	106,291
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	385	409,221
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,320
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	160	170,066
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	255	271,042
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	45	46,608
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	45	47,539
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2028	15	15,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	$30	$31,520
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	175	188,551
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	245	263,971
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	35	37,710
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	25	26,357
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	215	225,836
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2028	20	21,408

				2,911,221

Washington-3.53%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	270	292,794
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	100,386
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	60	63,118
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	130,851
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	140	149,254
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	95	100,864
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	58,118
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	95	99,937
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	95	99,446
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	135,981
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	240	257,730
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	190	203,982
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	170	177,821
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	175	187,928
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	130	139,604
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	115,547
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	25,984
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	145	150,139
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	35	37,169
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	74,538
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	25	25,074
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	90	94,394
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	100	108,312
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	110	115,609
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	190	204,601
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	355	385,437
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	20	20,742
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	178,500
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	73,974
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	84,156
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	377,418
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	135,726
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	67,566
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	46,603
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	165	169,421
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	50	50,824
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2028	10	10,641
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	50	52,930
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	110	116,049
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	100	104,948
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	60	62,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

251

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	$15	$15,639
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	50	51,964
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	60	62,103
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2037	15	15,469
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	125	128,446
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	100	102,408
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	50,985
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	193,130
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	40	40,549
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	80	86,148
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	170,260
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	21,452
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	100	107,685
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2028	140	150,462
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	5	5,384
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2028	15	15,962
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	105	110,250
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	80	86,148
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,305
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	15	15,962
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	290	308,596
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	5	5,384
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	85	88,987
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	25	26,173
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2037	125	126,944
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	135,081
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	25	25,842
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	144,476
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	145	150,977

				7,562,041

West Virginia-0.65%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,047
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	90	95,340
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2031	5	5,284
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	110	115,981
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	100	105,246
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	60	63,035
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	55	57,685
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	75	78,536
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	146,347
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	36,510
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	65	67,557
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	45	46,687
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	5	5,143
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	200	206,979
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	56,409
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	153,404
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	35,648
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	60	62,772
West Virginia (State of) Parkways Authority, Series 2018, RB.	5.00%	06/01/2043	40	40,494

				1,384,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.53%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	$65	$65,196
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	100	97,917
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	64,214
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	155	165,886
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	35	37,458
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	120	128,428
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	165,886
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,702
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	245	256,579
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	15	15,709
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group),
Series 2019, Ref. RB	5.00%	11/15/2028	50	53,865
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	77,221

				1,139,061

TOTAL INVESTMENTS IN SECURITIES(d)-93.52%
(Cost $200,820,302)				200,269,486
OTHER ASSETS LESS LIABILITIES-6.48%				13,865,255

NET ASSETS-100.00%				$214,134,741

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

253

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.76%
Alabama-0.37%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$250	$274,892
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	215	237,061
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	130	140,962
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2029	15	15,893
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	45,751
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,217

				739,776

Alaska-0.10%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	25	27,435
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	165	180,510

				207,945

Arizona-1.02%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	187,535
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	225	246,944
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	55	58,817
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	250	269,500
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,457
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	55	59,565
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	170,505
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	25	25,006
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	200	202,601
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,344
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	355,464
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	130	131,747
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	10	9,999
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	143,258
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	145	157,568
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	5	5,433

				2,044,743

California-16.31%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	20	22,050
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	85	94,468
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(b)	5.00%	04/01/2029	125	137,178
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(b)	5.00%	04/01/2029	45	49,384
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	100,017
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	15	15,003
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	250,047
California (State of), Series 2015, Ref. GO Bonds	3.00%	08/01/2029	10	10,002
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	125	135,466
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	35	37,793
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	750	832,932
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	700	759,914
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	237,505
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	35	37,591
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,030	1,130,347
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	40	43,897
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	83,168
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	45	48,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	$835	$912,998
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	40	43,183
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,141,535
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	260	279,245
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	330	340,898
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	370	393,405
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	10	10,043
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	25	26,093
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	41,667
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	140	153,362
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	15	16,659
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	225	249,880
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	5	5,545
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	595	659,799
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	20	22,144
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,634
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	20	22,245
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	10	10,974
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	40	42,687
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	235	260,196
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	280	310,021
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	10	11,089
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	685	757,118
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	35	38,685
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	370	410,913
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	33,100
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	110	119,971
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	176,837
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	87,313
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,160
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	60	65,944
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	25	27,093
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	75	80,793
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	308,833
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	25	28,076
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	260	287,876
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(c)	4.00%	11/01/2040	45	43,898
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	545	597,724
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	90	91,334
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	504,131
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	135	135,043
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	60	67,032
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	5	5,365
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(c)	5.00%	07/01/2049	230	233,538
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	150	164,376
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2029	95	105,266
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	155	172,597
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2031	10	10,865
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	30	32,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

255

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	$100	$107,380
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	240	256,378
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	254,955
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	50	55,503
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2029	15	16,651
California State University, Series 2019 A, RB	5.00%	11/01/2039	545	564,532
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	149,167
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	100,553
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	202,684
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	87,542
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2044	75	76,947
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	185	205,303
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	110	112,346
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	401,586
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	221,331
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	106,374
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,530
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	25	27,448
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	230	246,453
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	345	364,803
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	25	26,256
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	40	43,659
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	125	130,516
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	285	295,704
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	15	15,988
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	30	31,518
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	555	574,411
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	80	82,427
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	230	234,032
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	120,609
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	40	42,635
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	40	42,410
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	321,894
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	15	15,759
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	45,277
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	185	196,694
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	80	82,765
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	70	76,076
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	151,471
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	65	70,642
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	60	65,254
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	16,302
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	160	173,889
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	105	116,443
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	40	44,359
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	45	48,573
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	270	299,528
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	88,889
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	157,468
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	75,051
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	15	16,717
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	65	72,438
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	60	66,866
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	43,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	$210	$233,169
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2031	45	49,357
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	157,654
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	150	153,749
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	390	433,028
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	199,859
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	105,481
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	415	460,787
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	177,653
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2029	15	16,578
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2029	30	33,310
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	30	33,310
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2051	25	21,728
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	285	316,889
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	50	54,607
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	75	81,426
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	165	176,430
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	70	73,437
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	259,876
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	163,728
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	117,074
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	145	161,224
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	45	50,349
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	150	132,181
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	120	123,421
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	87,400
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	55	59,621
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	25	26,974
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	91,241
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,364
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	159,401
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	75	79,324
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,036
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	200	209,458
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	5	5,185
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	127,701
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	90,515
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(c)	5.13%	09/01/2029	85	95,141
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	68,552
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	220	230,741
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	35	36,478
Riverside (City of), VA, Series 2019 A, Ref. RB	5.00%	10/01/2043	10	10,207
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	153,984
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	60	63,270
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	185	194,248
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	55	57,465
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	10	11,186
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	117,508
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	140	156,407
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	35,306
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	25	26,992
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	185	198,780
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	65	68,974
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	115	121,386
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	15	15,076
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2038	20	19,882
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	124,492
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	299,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

257

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	$5	$5,524
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	15	16,673
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	130	144,495
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	15	16,209
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	72,098
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	150	166,379
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	275	288,944
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	190	190,788
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	105,516
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,471
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	10	10,840
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	10	10,783
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	90	96,572
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	15	15,941
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	40	42,251
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	208,687
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	290	301,214
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	72,889
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	100	112,137
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	71,012
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	35,563
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	90	99,383
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	235	257,859
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	85	92,307
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	15	16,199
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	110	118,147
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,345
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,246
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	11,047
Southern California Public Power Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	20	21,751
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	11,104
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	30	31,332
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	45	49,819
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,618
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	440	487,448
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	735	814,260
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	130	144,019
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	365	404,361
University of California, Series 2024 BX, RB	5.00%	05/15/2029	140	155,097
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	20	22,157
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	135	140,922

				32,823,379

Colorado-2.79%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	90	99,485
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	70	77,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	$30	$32,266
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	150	165,398
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	45	49,619
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	50	52,260
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	81,021
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	106,490
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	70	74,042
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	60	63,131
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	52,301
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	60	62,378
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	72,382
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	275,471
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	69,218
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	170	179,816
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	125	131,523
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	255	266,736
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	65	67,576
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	268,848
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	95	97,757
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	60	61,341
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	135	137,469
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	95	102,970
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	50	53,600
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	185,743
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	211,035
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	199,373
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	81,591
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	215,999
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	320	353,504
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	10	11,047
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	260	287,845
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	280	308,483
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	10	11,020
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,493
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	99,179
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	118,668
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	50	54,600
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	55	56,768
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	45	49,910
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	75	80,088
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	280	307,629
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	277,846
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	5	5,079

				5,621,484

Connecticut-1.98%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	220	220,287
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	37,585
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	215	234,887
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	10	10,781
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	775	831,413
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	40	42,426
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	158,221
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	47,202
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	128,937
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

259

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	$170	$184,771
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	90	98,413
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	265	280,217
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	25	26,316
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	202,294
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	5	5,519
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	110	115,793
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	175	192,000
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	85	93,888
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	65	71,314
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	60	65,829
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	100	108,689
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2029	15	16,457
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	5	5,486
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	45	49,041
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	115	127,025
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2029	20	21,813
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	65	65,638
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	20	20,741
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2029	5	5,292
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	60	65,829
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	137,095
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	180	197,416
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	108,769

				3,982,828

Delaware-0.26%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	25	27,226
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	98,367
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	150	164,521
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	125,248
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	105	115,565

				530,927

District of Columbia-2.58%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	75	81,523
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	510	551,307
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	128,979
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	215	229,820
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	90,328
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	26,412
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	99,784
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	41,516
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	15,487
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	143,448
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	150	151,430
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	165	179,817
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	95	103,239
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	50	53,930
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	10,721
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	277,118
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	174,817
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,023
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	20	20,039
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	65	65,644
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,421
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	115,744
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	108,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	$100	$107,668
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	256,808
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	154,262
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	127,109
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	230	250,654
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	10	11,023
District of Columbia, Series 2020, RB	5.00%	12/01/2029	125	137,377
District of Columbia, Series 2020, RB	5.00%	12/01/2031	110	119,165
District of Columbia, Series 2020, RB	5.00%	12/01/2032	205	220,740
District of Columbia, Series 2020, RB	5.00%	12/01/2033	30	32,100
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	63,881
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	165	179,504
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	82,904
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	80	86,880
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	180,727
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	60	65,938
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	5	5,527
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	131,392
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	5	5,003
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	196,870
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	50	54,686

				5,191,130

Florida-3.04%
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	230	238,836
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	60	62,017
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	118,408
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	340	370,291
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	55	55,592
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	95	98,837
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	93,084
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	30,009
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2029	490	536,658
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2029	375	409,700
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	175,431
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	4	4,383
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	203,052
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2029	5	5,000
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	148,166
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	30	33,066
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	185	203,043
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	156,344
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	80,007
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	80,147
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	105,663
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	100,034
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	720	790,442
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	10	10,864
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	140,506
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2029	60	65,821
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	75	80,669
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	60	63,004
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	80	83,511
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	220	227,021
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	51,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

261

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Lee (County of), FL Industrial Development Authority, Series 2019, RB	4.00%	04/01/2037	$5	$4,796
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	40	41,529
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(c)	6.88%	10/01/2034	15	17,061
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	15	15,111
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2029	30	32,880
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(c)	5.25%	04/01/2029	95	103,459
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	109,701
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	235	229,205
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	40	43,802
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	280	299,246
Polk County School District, Series 2019, RB	5.00%	10/01/2033	195	207,886
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	185,007

				6,110,629

Georgia-2.09%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2029	85	96,234
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	135	142,506
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	160	167,772
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	30	31,231
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	20	20,696
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2029	70	77,437
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	155	169,759
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	158,759
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	45	49,549
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	104,338
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	55	60,094
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	151,334
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	140	150,443
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	45	48,995
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	55	60,491
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	70	74,329
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	90	95,079
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	231,362
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	115,483
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	135	148,479
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	54,155
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	260	285,458
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	153,028
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	85	93,580
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	15,676
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	200,507
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	185	195,505
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	99,900
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	185	202,458
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	70	72,691
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	218,874
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	250,940
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	5	5,002
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	225	208,972

				4,211,116

Hawaii-0.97%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	80	84,818
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	45	48,870
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	165	177,416
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	65	69,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	$35	$37,292
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	120	127,215
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	105,360
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	35	36,643
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	40	40,168
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	20	20,798
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	186,175
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	50	51,488
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	25,319
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	341,675
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	390	430,181
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	60	64,406
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	35	38,118
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	50	54,455
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,336

				1,956,285

Idaho-0.51%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	190	202,828
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	40	42,497
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	95	100,285
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	35	36,550
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	125,600
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	475	520,991

				1,028,751

Illinois-4.79%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	131,234
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	103,117
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2040	200	192,910
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	1,010	920,917
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	307	312,336
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	161,384
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	90	93,279
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	165	170,141
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	35	35,895
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	365,029
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	30	32,440
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	5	5,407
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	190	209,458
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2029	15	16,225
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	230	230,494
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	215,038
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	295,738
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	75	77,949
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	5,011
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	55	58,206
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	50	53,843
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	85	92,805
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	80	86,148
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	120	130,919
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	40	43,074
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	35	38,011
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	180	196,151
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	141,013
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	35	37,644
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	250	268,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

263

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	$250	$266,409
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	155	164,273
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	523,951
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2037	365	380,512
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,424
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(c)	5.75%	06/01/2029	95	104,082
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	81,736
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	90	91,538
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	727,971
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	70	74,783
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	105	113,574
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	265	286,640
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2029	145	155,574
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	91,151
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	140,005
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	107,144
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	395	395,958
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	655	661,560
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	295	316,349
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	115	123,323
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	111,574

				9,643,759

Indiana-1.02%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	475	520,275
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	149,844
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	130	143,142
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	68,947
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	111,639
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	30	31,714
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	75	78,391
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	25,996
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	70	72,394
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	66,841
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	21,469
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB.	5.25%	02/01/2039	20	20,683
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	430	447,360
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	10	10,342
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	149,878
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	130	127,994

				2,046,909

Iowa-0.57%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	215	235,007
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	210,538
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	144,909
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	112,034
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	35	37,131
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	405	400,077

				1,139,696

Kansas-0.08%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	135	148,767
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2029	20	22,039

				170,806

Kentucky-0.35%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	190	209,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	$85	$93,454
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	60	65,369
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024 A, Ref. RB	5.00%	07/01/2029	140	153,385
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	180	185,002

				706,231

Louisiana-0.63%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	15	14,497
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(c)	4.00%	12/01/2036	125	125,768
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(c)	4.00%	12/01/2037	40	40,006
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(c)	4.00%	12/01/2039	300	290,819
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	15	16,016
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	63,854
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	55	58,025
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2035	5	5,246
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	203,481
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,181
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,174
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	15	15,447
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	200	216,964
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	106,864
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	95	104,041

				1,271,383

Maryland-2.34%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	100,932
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,027
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	165	166,742
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,098
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	15	15,006
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	10	10,650
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	90	97,257
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	520	558,637
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	5	5,157
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	175	187,888
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	125	133,125
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2029	155	169,163
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	10	10,560
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	105	111,446
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	45	49,323
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2029	5	5,480
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	10	10,998
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	455	500,388
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	60	65,482
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	385	423,405
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2029	85	92,693
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	103,185
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,998
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,020
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	180	198,418
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	100	110,233
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	90	99,485
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	110	120,559
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2029	60	65,759
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	5	5,000
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	108,142
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	110,638
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	5	5,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	$30	$31,819
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	50	53,161
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	195	214,759
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	115,702
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	85,811
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	155	170,551
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	10	10,426
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	110	113,756
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	15	16,090
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	45	49,676
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	25	27,486
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	25	25,144

				4,701,401

Massachusetts-4.01%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2029	5	5,496
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,434
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	430	472,103
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	71,602
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	195	210,020
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	45	48,186
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	20	21,478
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	31,634
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	104,951
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	75	78,281
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	180	186,974
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,497
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	358,650
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	70	72,027
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	105	107,554
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	5	5,100
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	162,676
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	25	25,331
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	25,282
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	140	153,191
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	20	21,884
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	245	269,886
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	10	9,803
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	120	130,861
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	65	71,364
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	259,604
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	468,169
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	150	165,236
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	55	59,873
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	525	579,151
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,471
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	165	179,933
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	40	43,769
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	410	410,940
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	35	38,562
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(c)	5.50%	07/01/2029	125	140,005
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	49,991
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	375	384,372
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	122,464
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	51,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	$5	$5,493
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	30	32,765
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	255	282,332
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	25,240
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	603,615
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	80	86,189
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	205	219,177
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	330	349,591
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	160	168,765
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	5	5,327
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	35	36,997
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	95	103,330
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(c)	5.25%	08/01/2029	95	105,812
Massachusetts Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2029	5	5,442
University of Massachusetts Building Authority, Series 2019-1, RB	5.00%	05/01/2029	5	5,462
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	40	42,947
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	58,525
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	265,307

				8,063,541

Michigan-1.79%
Detroit City School District, Series 2001 A, GO Bonds, (INS - AGI)(c)	6.00%	05/01/2029	350	377,117
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(c)	5.25%	05/01/2029	130	142,425
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	105	114,877
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	70	76,585
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	286,843
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	145,479
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	240	265,805
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	205	227,042
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	375	392,777
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	25	27,483
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	190	192,606
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	85	92,307
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	115	118,283
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	320	319,032
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	130	129,287
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	220	213,479
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	386,370
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	104,218

				3,612,015

Minnesota-1.27%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	135	149,227
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	80,813
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,503
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	30	32,616
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	120	129,574
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	85,927
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	176,245
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	380,110
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	157,720
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	36,442
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	95	104,589
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	465	512,606
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	75	82,588
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	5	5,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	$130	$143,071
Minnesota (State of) Public Facilities Authority, Series 2023 B, RB	5.00%	03/01/2029	25	27,289
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	100	110,119
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	250	244,584
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	91,305

				2,555,758

Mississippi-0.18%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	268,616
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	45	44,735
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	30	29,757
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	10	10,790

				353,898

Missouri-0.47%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	22,119
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	110	114,680
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	15	15,010
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	112,479
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	80	86,192
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	55	60,182
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	55	60,330
Springdale (City of), AR, Series 2025, Ref. RB	5.00%	08/01/2029	5	5,487
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,894
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	75	76,508
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	313,248
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	10	10,385
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2029	15	16,672

				945,186

Nebraska-0.37%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	205	217,475
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	40	43,058
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	123,198
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	329,704
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	30	32,430

				745,865

Nevada-1.09%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	142,479
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	55	60,216
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	150,784
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	100	107,066
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,254
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	103,827
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	231,562
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	85	91,006
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	5	5,322
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	40	42,300
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	130	136,751
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	30,517
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,128
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	45	48,466
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	235	251,606
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	60	65,690
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	230	251,812
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2029	5	5,456
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	251,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	$80	$87,776
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	85	85,976

				2,197,222

New Jersey-2.83%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2035	10	10,182
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2037	10	10,080
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	25,362
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	1,100	1,201,537
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	240,835
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2029	115	128,433
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	267,687
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	560	594,750
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	4.00%	06/15/2035	5	5,004
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	35	35,999
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	251,457
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	4.00%	06/15/2036	10	9,861
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	37,918
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,311
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,148
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	45	49,422
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	42,988
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	226,083
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	87,212
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	115	125,818
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	75	80,924
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	185	199,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	35	37,960
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	55	59,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	106,629
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	297,510
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	119,951
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	25	27,262
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	95	103,631
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(c)	5.25%	01/01/2029	120	131,156
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	21,116
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	100	105,580
New Jersey (State of) Turnpike Authority, Series 2019 A, RB.	5.00%	01/01/2048	555	557,940
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	310	335,728
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2029	85	92,055
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2029	20	21,907

				5,690,806

New Mexico-0.51%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	20	18,928
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	95	103,598
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	115	122,704
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	205	224,791
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	205	224,441
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	120	131,380
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	185	202,545

				1,028,387

New York-15.39%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	370	386,816
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	52,045
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	45	46,676
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	105	116,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	$15	$15,196
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(c)	5.25%	09/01/2029	180	196,374
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	45	48,331
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB.	5.00%	09/01/2029	25	27,549
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	92,557
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	133,009
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	105	106,990
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	171,526
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(c)	5.00%	11/15/2043	10	10,053
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(c)	5.00%	11/15/2044	125	125,219
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	75	82,149
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	95	105,900
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	50	55,047
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	15	14,793
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	40	42,468
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	5	4,941
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	42,783
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	50	53,461
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	15	15,949
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	215,238
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	222,444
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	269,863
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	130	138,746
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	35	36,952
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	55	59,061
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	50	52,788
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	24,999
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	25	27,319
New York (City of), NY, Series 2017 C, Ref. GO Bonds	3.00%	08/01/2029	50	50,221
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,263,002
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	75	80,816
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	60	64,254
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	170	181,071
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	45	45,091
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2037	10	9,770
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	4,702
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	50	50,809
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	30,387
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	35	37,895
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	115	124,037
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	65	69,675
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	31,990
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	110	116,676
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	225	237,494
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	65	70,924
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	35	38,344
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	30	32,734
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	70	76,379
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	80	87,291
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	60	65,567
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	50	54,557
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	430	469,187
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	15	16,367
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	140	152,759
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2029	5	5,456
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2029	20	21,823
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	45	48,726
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2029	75	81,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2029	$10	$10,911
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	250	269,350
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	385,675
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	241,662
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	20,395
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	339,163
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	60	63,029
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	10	10,942
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	530	579,171
New York (City of), NY Industrial Development Agency, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2036	10	10,063
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	200,942
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	165,283
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	480,541
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	107,066
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	10	10,043
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, Ref. RB	4.00%	06/15/2039	5	4,869
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	120	130,118
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	530	549,528
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	82,642
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2029	25	26,606
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	440	484,832
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	495	511,441
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	35	37,423
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	313,714
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	125	132,195
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	215	223,732
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	90	84,255
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	90	99,308
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	365	402,148
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	90	98,248
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	30	32,096
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	906,820
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	110	115,315
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	4.00%	11/01/2036	25	24,824
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	109,700
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	450	495,799
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	175	192,811
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	270	297,479
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	55	60,335
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	145	159,757
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	30	32,800
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	85	93,651
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	75	82,633
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	10,916
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	55	60,040
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2029	5	5,458
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	60	66,106
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,375
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2029	15	16,375
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	15	16,527
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	10	11,018
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	140	153,580
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	115	123,034
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	494,111
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	41,764
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	295	306,356
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	115	118,390
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	565	579,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2019 B-1, RB	4.00%	11/01/2040	$20	$18,748
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	45	49,357
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	75	82,633
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2029	20	22,115
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2029	10	10,552
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	80	85,579
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	230	242,901
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	95	99,701
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	405	422,576
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	355	366,291
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2029	15	16,458
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	350	372,415
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	80	84,733
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	350	367,046
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,215
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	233,478
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	118,590
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	490	499,237
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	50,746
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	100	101,296
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	303,356
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	30,306
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	35,304
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	275	285,044
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	100	105,241
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	205	204,685
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	195	192,312
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	450	465,603
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	25	26,921
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,486
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(a)	5.00%	02/15/2029	50	54,757
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	10	11,031
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2031	55	59,713
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2032	75	80,991
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2033	170	182,579
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	4.00%	10/01/2034	10	10,145
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	185	201,443
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2029	65	70,777
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,887
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2029	255	277,665
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	115	125,467
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(c)	5.00%	10/01/2029	15	16,547
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	15	16,555
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	5	5,516
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2029	70	76,222
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	10	10,910
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	412,114
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	330	337,256
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	42,160
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	30	32,937
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	95	100,609
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	38,414
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2031	15	16,244
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	80	86,078
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	170	180,800
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	35	36,275
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	15,246
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	5	5,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	$260	$260,168
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	505	534,255
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	400	400,120
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	55,127
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2029	5	5,572
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(c)	5.00%	11/15/2029	165	183,862
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,872
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	125	135,876
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	10	10,897
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	40	43,588
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	115	125,344
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	97,492
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2010 F-5, RB	5.00%	02/01/2029	115	124,912
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019 B-1, RB	4.00%	11/01/2039	40	38,020
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	5.00%	11/01/2039	10	10,273
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	198,461
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,540
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	15	15,346
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	10	10,137
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	340	366,569
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	45	48,236
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	50	53,244
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	75	79,361
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	205	207,435
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	71,528
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	25	27,566
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	155	170,912
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	170	179,436
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	410	430,106
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	175	181,703
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	10	10,331
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	338,565
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	45	45,975
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	20	21,943
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	145	158,300
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	260	286,702
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	27,329
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	60	65,504
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	30	32,480
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	25	25,792
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	100	102,741
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	4,732
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	95,956
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	45	49,800
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	110	121,781
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	145	158,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	$100	$100,043
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	290	318,006
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	40	44,267
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	55	60,890
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	40	44,164

				30,975,882

North Carolina-1.47%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	100	107,374
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	55	58,320
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	20	21,636
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	90	99,323
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	15	16,211
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	60	61,303
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	110	114,875
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	15	16,475
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	40	43,522
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	310	339,208
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	185	198,891
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	170	172,815
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	125	136,778
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	170	186,017
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	25	27,201
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	155	167,030
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	90	96,481
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	70	74,689
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,229
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2029	30	32,641
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	5	5,305
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2032	505	535,955
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2034	5	5,258
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2035	10	10,464
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2036	50	52,091
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2038	10	10,293
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	90	99,357
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	165	179,759
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	5	5,480
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	50	55,179

				2,951,160

Ohio-2.81%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	267,400
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	30	32,487
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,414
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2029	45	50,040
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2029	10	10,001
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	53,838
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	85	92,943
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	80	88,144
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	10	11,018
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	150	153,192
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	40	40,129
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	35	34,606
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	95	103,039
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	80	86,179
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	5	5,354
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	127,612
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	280	296,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	$225	$236,642
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	115,067
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	155,771
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	35	36,145
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	123,757
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	80,138
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	335	370,828
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	35	38,637
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	25	27,215
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2029	35	38,217
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	30	32,953
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	85	89,683
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	20	21,607
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2019 A, Ref. PCR	3.25%	09/01/2029	60	59,568
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2029	10	10,870
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	150	159,110
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	305	332,164
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	245	269,304
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2038	55	57,256
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	115	120,416
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	103,523
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	505	535,177
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	263,247
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	251,303
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	104,101
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	150	155,284
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	40,456
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2029	125	138,387
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	50	55,206
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	150	165,808

				5,645,353

Oklahoma-0.35%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	100	100,005
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	244,179
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	279,281
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	5	5,419
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	75	80,950

				709,834

Oregon-1.29%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	208,271
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	65	71,300
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	104,208
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	123,690
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	150	160,235
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	420	459,882
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	5	5,302
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	170	179,258
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	15	15,672
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	35	36,166
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	10	10,316
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	254,064
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	140	154,698
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	90	98,050
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2031	10	10,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

275

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	$195	$209,211
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	120	128,040
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	250	250,087
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	5	5,324
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	25	25,971
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,501
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	77,146

				2,603,277

Pennsylvania-4.67%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	105	110,039
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	256,992
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	232,201
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	15	16,170
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	25	26,481
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	135	142,207
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	81,419
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(c)	4.00%	03/15/2041	50	47,302
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	50	54,016
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2031	20	21,459
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	48,004
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	52,931
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	100	106,208
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	78,585
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	166,691
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	82,990
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	40	41,309
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	65	66,766
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,234
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	5	4,923
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	405	407,367
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	25	26,773
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,068
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	120	127,609
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	275	285,701
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	182,692
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	300	327,743
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	235	258,210
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	260	285,679
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	685	750,793
Pennsylvania (Commonwealth of), Series 2020, GO Bonds	5.00%	05/01/2029	25	27,291
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	140	154,039
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2029	5	5,489
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2029	15	16,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

276

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	$5	$5,393
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	125	134,066
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(c)	5.00%	06/01/2029	150	162,222
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	25	26,943
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	485	519,100
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	170	180,624
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	110	114,151
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	65	67,354
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	357,061
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	199,342
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	30,105
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,484
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	37,949
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	5	5,385
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	30	32,154
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	200	213,273
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	510	540,896
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	104,845
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	170	177,302
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	50	51,819
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	110,561
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	250	248,171
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	5	5,451
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	198,253
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	30	31,970
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	40	40,290
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	270	270,553
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	165	164,059
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2038	190	185,694
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	235	234,094
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	63,551
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	10	9,956
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	195	212,269
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	60	65,021

				9,394,209

Rhode Island-0.20%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	375	411,437

South Carolina-0.35%
Columbia (City of), SC, Series 2019 A, RB(a)(b)	5.00%	02/01/2029	145	157,846
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	13,730
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	25	27,201
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	135	135,019
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	215	236,824
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	130,765

				701,385

Tennessee-0.35%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	135	144,610
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	15	16,280
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	325	352,734
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	70	76,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

277

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	$80	$86,308
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	20	21,921

				698,404

Texas-7.30%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	95	103,072
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	101,263
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	235,911
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	30	33,036
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	100,894
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	85	93,224
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	90	98,804
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	70	75,969
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	65	69,816
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	106,722
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	50	51,883
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	31,008
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	185	203,097
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	110	120,760
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	65	71,358
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	124,179
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	45	48,316
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	80,099
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	90	91,843
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	90	91,229
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	45	45,315
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	45	45,009
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	75	81,450
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	65	70,680
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5	5,437
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	55	59,131
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	32,254
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	90	96,145
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	230	244,488
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	10,507
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	150	163,109
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	340	373,895
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	80	87,975
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	25	27,492
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	20	21,994
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	50	54,985
Dallas (City of) TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	10	10,857
Dallas (City of) TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	100	108,566
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	40	43,426
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	55	59,711
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,480
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	35	37,960
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	25	26,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

278

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	$45	$48,242
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	361,855
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	83,352
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	41,347
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	30,820
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	160	174,139
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	45	48,977
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	80,060
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	49,402
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	78,461
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	150,571
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	15	16,316
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2029	25	27,237
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	50	54,832
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	222,650
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	21,925
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	50	53,613
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	230	252,969
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	100	109,864
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	15	15,996
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	58,650
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	270	292,355
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	60	64,138
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	75	79,667
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	30,218
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	35	38,498
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	94,416
Houston Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	108,566
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	08/01/2029	5	5,483
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	100	101,365
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	95	95,873
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	135	148,206
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	560	561,695
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	54,291
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	534,806
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,251
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	259,959
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	35	36,782
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	522,645
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,287
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2029	20	21,775
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2029	10	10,888
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	260	252,157
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	92,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

279

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	$230	$251,145
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	55	60,432
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	100	100,420
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	159,828
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	35	37,777
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	125	126,604
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,613
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	35	38,306
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2029	10	11,051
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	205	224,520
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	10	10,960
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	201,153
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	43,302
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	155	169,914
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	85	91,952
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	118,828
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	35,091
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	70	76,571
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	235	253,315
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	139,176
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,255
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	180	192,470
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,866
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	189,707
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	73,374
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	200	208,763
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	150,608
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	103,413
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	87,451
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	25	27,174
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	168,993
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	146,127
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	126,073
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	15	14,906
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	109,897
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	49,454
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	50	55,152
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	100	109,173
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	40	42,588
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	60	63,522
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	94,751
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	233,565
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	35	36,428
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	60	62,087
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	26,409
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	255	268,040
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	185	191,748
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	15,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

280

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	$110	$117,504
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	20	20,827
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	109,309
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	13,393
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	260	265,654

				14,686,367

Utah-0.52%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(c)	5.50%	04/01/2029	100	105,805
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	80	86,823
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	45	48,838
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	222,560
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	150	164,197
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	130	141,100
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	50	54,062
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	55	59,080
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	25	26,705
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(c)	5.25%	06/15/2029	65	70,754
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	76,499

				1,056,423

Vermont-0.09%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	175	175,288

Virginia-1.23%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,632
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	29,456
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	175	193,410
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	95	103,503
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	60	61,727
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	90	98,272
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	50	54,344
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	118,222
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	180	195,638
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	380	402,391
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	65,213
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	206,506
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	15	16,303
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	27,172
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	66,032
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	385	423,708
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2029	10	11,005
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	40	37,956
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	75	73,648
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	90	86,634
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	160	174,975

				2,470,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

281

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.33%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	$160	$177,087
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	84,340
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	390	407,067
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	304,243
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	30	31,028
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	135	143,075
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,562
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	99,480
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	125	137,469
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	280	309,151
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	90	95,243
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	175	184,177
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	5	5,236
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	330	350,217
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	90	98,978
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	70,467
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	84,656
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	95	99,951
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	217,492
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	342,383
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	330,110
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	70	76,202
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	145,315
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	70	74,744
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	100,975
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	55	58,198
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	258,166
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	293,579
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	55	57,388
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	5	5,166
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	65	69,836
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	185	197,717
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	106,398
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	52,026
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	5	5,131
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	153,450
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	80	87,833
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	85	92,530
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2029	10	10,998
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	55	60,385
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	35	38,101
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	85	93,479
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	195	214,093
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	75	82,482
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	40	43,544
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	380	413,665
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	50	54,988
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	10	10,607
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	247,445

				6,692,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

282

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-0.44%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	$220	$231,497
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	195	200,307
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	189,244
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	25,564
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	95	96,601
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	25,265
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	125	111,166

				879,644

Wisconsin-0.65%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	140,474
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	150	164,078
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	120	131,262
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	140	153,139
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	35	38,285
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	85	92,977
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	196,893
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	55	60,162
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	105	115,281
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	25	27,448
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	170	186,490

				1,306,489

TOTAL INVESTMENTS IN SECURITIES(d)-94.76% (Cost $191,897,730)				190,680,608
OTHER ASSETS LESS LIABILITIES-5.24%				10,542,220

NET ASSETS-100.00%				$201,222,828

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

283

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.79%
Alabama-1.21%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2030	$25	$27,918
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	30	33,564
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	130	143,198
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	360	393,541
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	401,564
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	200	215,147
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	155,076
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	355	375,465
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	270	281,517
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	90	98,562

				2,125,552

Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	70	78,044

Arizona-1.03%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	75	83,627
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	109,970
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	50	55,807
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	82,628
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	21,956
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	25	25,003
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	100	102,249
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	235	243,457
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	168,037
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	150	152,761
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	285	304,788
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	375	395,351
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	45	49,849
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,761

				1,806,244

California-16.25%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2032	130	142,462
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2033	45	48,975
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	41,182
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	25	28,118
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	275,553
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	75,011
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	30	32,749
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	220,212
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	255	284,792
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	10	10,916
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	350	381,773
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	95	105,954
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	5	5,577
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	95	104,393
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	75	83,070
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	65	70,861
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	216,791
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	270,989
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	290	302,301
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	10	10,763
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	635	683,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

284

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	$30	$32,479
California (State of), Series 2020, GO Bonds	4.00%	03/01/2036	5	5,101
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	16,026
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	15	16,662
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	10	11,108
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	102,143
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	5	5,366
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	210	237,226
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	54,944
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	430	472,515
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	220	243,672
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	105	114,468
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	15	16,353
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	285	290,203
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	225	226,015
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	15	14,960
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	29,601
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	25	28,199
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	320	360,943
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,612
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	160	174,636
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	185	200,395
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	160	172,035
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	55	56,819
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	125	140,780
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	535	604,986
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	180	201,030
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	55	61,943
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	420	474,451
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	30	33,838
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	40	45,050
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	105	118,255
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	90	101,362
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	15	16,894
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	55	61,862
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	15	16,871
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	20	22,525
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	175	188,078
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	45	51,581
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	110	123,644
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	55	60,951
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	240	263,492
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	315	351,437
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	68,775
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,462
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2030	20	22,925
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	75	81,733
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	64,966
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	75	74,276
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	146,365
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	347,325
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	392,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

285

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	$25	$28,495
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	527,856
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2030	5	5,631
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	78,977
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	25	28,206
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	245	268,453
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	40	45,338
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	80	90,381
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	46,668
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	21,716
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	21,543
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	449,225
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	50	50,763
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	50	56,665
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	45,369
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	80	86,827
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	22,606
Long Beach (City of), CA, Series 2020 B, Ref. RB	5.00%	05/15/2032	5	5,508
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	55,296
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	85	96,208
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	40	43,795
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	217,701
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	30,818
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	305	311,284
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	255	260,969
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	10	9,762
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	25	27,622
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	448,697
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	45	45,761
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	245,160
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	89,069
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	55	56,404
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	81,408
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	24,988
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	64,520
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	365	389,696
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	190	199,889
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	195	203,862
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	15	15,546
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	5	5,099
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	150	152,538
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	100	110,446
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	575	635,614
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	22,108
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	150	165,669
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	30	33,999
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	5	5,667
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	200	204,998
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	275	279,673
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	339,682
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	30	30,265
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	425	454,677
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	60	67,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

286

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	$50	$55,634
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	205	226,671
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	200	219,382
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	45	51,076
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	152,134
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	5	5,691
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	110	125,205
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2030	75	85,367
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	120	132,418
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	318,722
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	75	83,339
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,361
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	42,151
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,094
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	61,436
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	30	30,052
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	15	14,864
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	18,287
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	45,361
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	415	464,104
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	380	422,249
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	965	1,053,099
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	35	35,600
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	20	20,035
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	90	87,846
Los Angeles Unified School District, Series 2020, GO Bonds	4.00%	07/01/2037	25	25,244
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	102,063
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	153,095
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	289,180
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	164,435
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	84,213
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	30	34,021
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	53,352
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	165	174,955
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	205	215,584
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	5	5,110
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,030
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	105	118,816
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	10	10,971
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	185	205,213
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	75	83,103
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	40	43,567
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	265	286,587
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	190	204,158
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	26,632
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	121,979
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	15	17,089
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	35	36,734
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	304,916
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	28,482
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	55	62,688
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	120	122,130
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	10	11,298
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	26,785
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	85	96,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

287

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	$65	$74,017
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	65	66,521
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	80	90,684
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	95	107,646
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	45	50,990
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	5	5,450
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	65	65,219
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	35	35,367
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	20	20,419
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	283,372
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	50	57,249
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	210	210,700
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	15,706
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	175,876
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	102,614
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	20	22,615
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	55	60,975
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	160	175,775
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	35	38,153
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	125	131,845
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	69,067
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	20	20,506
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	375	388,790
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	60	67,635
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	110	122,266
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	195	215,036
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	25	27,293
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	105	113,436
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	75	80,172
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,129
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	380	399,672
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	220	230,667
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	15	14,692
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	45	46,647
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	102,569
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	101,699
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	22,600

				28,499,732

Colorado-2.13%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	65	68,162
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	15	15,653
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	45	50,293
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	45	49,226
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	119,545
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2034	40	40,783
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	4,932
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	189,995
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	50	56,251
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	45	48,321
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	55	59,059
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	230	248,500
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	5	5,496
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	35	37,877
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

288

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	$125	$123,950
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	60	59,228
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	200,497
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	287,570
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	250,685
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	15	16,851
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	275	300,739
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	45	49,404
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	220	246,471
Denver (City & County of), CO, Series 2022 C, RB	5.00%	11/15/2030	5	5,588
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2030	10	11,146
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	25	27,544
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	273,653
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	250,312
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	5	5,031
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	50	52,863
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,013
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	35	37,807
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	79,713
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	115	120,218
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	135	139,494
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	15	15,366
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	61,037
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	50	50,528
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	20	19,995
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	15	16,690
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	8,854

				3,736,365

Connecticut-2.34%
Connecticut (State of), Series 2016 A, GO Bonds	3.00%	03/15/2030	25	25,046
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	35	37,964
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	95	105,138
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	5	5,445
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	5	5,193
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	40	41,213
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	70	71,366
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	30	30,314
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,150
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,058
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,307
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	107,842
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	350	366,566
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	95	101,256
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	45	47,185
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	395	410,135
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	70	71,334
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	251,129
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	355	394,685
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	110	120,186
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	170	184,552
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	130	137,048
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	15	15,491
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	40	42,517
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	95	105,620
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	55	61,562
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	10	10,629
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	50	55,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

289

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	$270	$301,778
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	40	44,790
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	123,173
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	278,635
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	60	66,403
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	15	16,718
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2030	25	27,931
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	40	42,634
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	75	83,637
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	5	5,545
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	94,531
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	23,219
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	110,517

				4,095,169

Delaware-0.68%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	277,595
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	104,931
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,417
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	306,899
Delaware (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	40	43,617
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	275	307,695
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	45	49,401
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	25	27,298
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	15	16,213
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	40	42,865

				1,186,931

District of Columbia-2.17%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	71,061
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,835
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	55,449
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	217,913
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	135,338
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	268,916
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	53,320
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	206,130
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	178,667
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	302,741
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	75	77,865
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	120	134,193
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	135,530
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	234,812
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	37,022
District of Columbia, Series 2020 C, RB	5.00%	05/01/2037	60	63,096
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	24,869
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	10	9,544
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	65,510
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	20	22,406
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	22,121
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	110	122,449
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2030	45	50,215
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	60	67,097
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,203
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	35	38,827
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	55	59,985
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	86,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

290

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	$100	$106,746
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2036	25	26,502
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	530	558,050
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	108,995
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	225	226,897

				3,801,812

Florida-2.89%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	110	121,964
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	105	116,069
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	160	174,237
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	105	113,617
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	155	166,736
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	215	239,315
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2030	40	44,524
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	25	27,707
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	205	222,538
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	250	269,567
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	135	144,526
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	100	106,317
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	267	297,470
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,466
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	75	83,595
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	70	78,088
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	59,981
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	115	128,339
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	195	195,016
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	115	123,327
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	122,253
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	55	61,172
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,576
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	55	55,004
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	45	45,698
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	55	59,910
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	20	21,612
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	112,671
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	45	43,448
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	100	93,297
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	146,613
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,051
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	89,260
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	80	81,666
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	250,532
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	130	139,825
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	120	128,364
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2030	15	16,680
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	55	59,676
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	45	48,516
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	115	122,785
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	375	339,942
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,088
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	225	229,851

				5,064,889

Georgia-1.86%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	120	138,334
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	45	50,253
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	80	89,047
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	35	39,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

291

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	$125	$135,665
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	140	150,936
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	5	5,533
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	95	95,031
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	89,511
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	85	90,718
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	61,761
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	220	246,471
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	90	99,190
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	95	97,039
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	30	33,567
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	131,395
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	215	240,562
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	60,246
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	85	94,777
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	45	49,943
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	125	136,680
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2030	95	105,551
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	20	21,293
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	80	89,163
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	65	72,232
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	60,029
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	340	368,320
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	50	53,867
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	285	287,018
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	10	9,952
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	30	29,705
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	9,836
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	24,315

				3,267,115

Hawaii-0.63%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	30	32,418
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	125,988
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	556,306
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2032	35	38,205
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2033	5	5,423
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2035	5	5,060
Honolulu (City & County of), HI, Series 2023, Ref. GO Bonds	5.00%	03/01/2030	30	33,270
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	90	99,809
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	190	210,707

				1,107,186

Idaho-0.06%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	50	55,825
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	50	55,825

				111,650

Illinois-4.64%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	160	169,296
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	310	339,393
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	200	213,953
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	310	311,214
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	590	582,938
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	85	84,898
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	45	48,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

292

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	$55	$60,546
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	70	78,240
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	275	296,619
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2038	65	67,741
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	35	35,048
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	245	269,393
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	23,541
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,404
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	290	302,317
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	40	43,745
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	226,193
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	50	54,659
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	105	115,200
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	95	104,578
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	70	76,800
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	195	214,360
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	65	71,160
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	100	109,714
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	105	114,718
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2030	10	10,948
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	160	166,668
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	85	94,449
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2030	10	11,112
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	225	242,698
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	95	101,866
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	473,118
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2036	330	323,202
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	345	333,077
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	185	174,930
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,326
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	15	16,043
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	240	257,992
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	110	121,140
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	365	401,964
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	100,992
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	115	125,118
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2036	25	26,152
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	225	210,019
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	598,389
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2038	20	20,763
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	10	9,282
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	40	43,576
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	214,660
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2024 B, Ref. RB	5.00%	04/01/2030	10	11,022

				8,142,860

Indiana-0.56%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	175	195,168
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	309,980
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	35	35,836
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	260	255,155
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	160	174,538
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	15	16,526

				987,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

293

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.26%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	$100	$108,685
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	190	199,664
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	122,796
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2049	15	15,111

				446,256

Kansas-0.03%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	25	27,956
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2030	15	16,773

				44,729

Kentucky-0.21%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	55	61,167
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	150	166,984
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024, Ref. RB	5.00%	07/01/2030	75	83,446
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	49,448

				361,045

Louisiana-0.51%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	80	86,581
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	10	10,711
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	158,561
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,546
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	45	46,860
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	75	82,898
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	60	66,884
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	100	111,226
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	220	203,948
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	110	110,238

				888,453

Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,082

Maryland-3.12%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	100,449
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	126,393
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	35	35,176
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	10	9,923
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	270	293,638
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	115	115,009
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	60	60,008
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	165	184,447
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	305	335,406
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	195	212,677
Maryland (State of), Series 2020, GO Bonds	4.00%	03/15/2034	5	5,147
Maryland (State of), Series 2020, RB	5.00%	10/01/2032	10	10,967
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	105	117,082
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	120	134,143
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	195	216,734
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	160	177,726
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	11,114
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2030	55	61,329
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	300	328,381
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	150	164,239
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	240	260,792
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	270,697
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	10	10,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

294

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	$215	$230,945
Maryland (State of) Department of Transportation, Series 2015, RB	3.00%	12/15/2030	10	10,000
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2030	60	60,002
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	190	212,569
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	210	228,773
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	45	48,679
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	368,215
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	25	27,233
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	10/01/2035	25	26,821
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	83,554
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2030	20	22,281
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	120	133,687
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,452
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	65	70,360
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	20	19,919
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	40	42,682
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	117,499
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	65	72,789
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	270	294,486
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2030	20	22,368
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2030	95	106,249
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	20	20,061

				5,477,312

Massachusetts-4.17%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	50	56,276
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	35	39,258
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	100	111,647
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	60	67,153
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	170	184,196
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	55	61,251
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	90	98,650
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	30	31,378
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	25	25,938
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	30	32,917
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	55	59,612
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	558,236
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	277,314
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	105	111,144
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	135	141,843
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	475	492,729
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	72,193
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	619,117
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	450	454,097
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	85	87,054
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	295	299,280
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	20	20,140
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	9,952
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	4,765
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	93,587
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	215	235,139
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	435	441,901
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	382,845
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	30	33,577
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	313,382
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,602
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	55	61,251
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	220	244,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

295

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2030	$5	$5,568
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	20	22,427
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	5	5,612
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	106,685
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	35,017
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	210	229,199
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	5	5,602
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	50	56,756
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	180	203,706
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	30	32,502
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	65	68,081
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,480
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	170,122
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	254,384
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	115,885
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	45	48,773
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	107,856
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	100,077

				7,318,529

Michigan-1.27%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	205	228,534
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	95	105,470
Michigan (State of), Series 2018, GO Bonds	3.00%	05/01/2030	80	80,173
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	60	65,926
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	784,939
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	235	264,240
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	80	89,954
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	183,838
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2030	50	55,344
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	35	38,628
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	235	235,357
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	95,640

				2,228,043

Minnesota-1.11%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	10	10,943
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	128,837
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	45	48,911
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	40	43,258
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	53,688
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	65	69,332
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	35	36,876
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	146,639
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	330,908
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	67,093
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	145	160,217
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	220	245,713
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	144,910
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	45	50,415
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,584
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	112,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

296

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	$90	$100,215
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	165	183,727

				1,939,298

Mississippi-0.06%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	70	70,798
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,096
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,481

				106,375

Missouri-0.64%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	460	516,540
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	10	11,229
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	120	125,858
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	5	5,522
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	105	114,617
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	105	116,836
Springfield (City of), MO, Series 2015, Ref. RB(b)(c)	3.38%	09/16/2025	20	20,007
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	190	215,322

				1,125,931

Nebraska-0.39%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	656,362
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	32,999

				689,361

Nevada-0.44%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	60	65,126
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	140	155,901
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	40	43,417
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	90	97,723
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2030	5	5,563
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	50	47,105
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	215	239,740
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	111,272

				765,847

New Jersey-1.87%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	475	506,062
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	615	581,833
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	197,656
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	21,827
New Jersey (State of) Educational Facilities Authority, Series 2024 A, GO Bonds	5.00%	03/01/2030	235	261,035
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	70	77,494
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	385	385,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	266,371
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	9,887
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	145	153,249
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	10	10,490
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	15	15,518
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	50,209
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	130	143,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	195	215,878
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2030	70	77,494
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	160	177,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

297

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	$15	$16,705
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	115,724

				3,284,039

New Mexico-0.38%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	75	83,140
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	235	262,079
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	140	155,699
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	155	172,380

				673,298

New York-21.72%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	15	16,976
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	150	148,424
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	30	33,460
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	70	75,580
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	25	26,761
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	45	47,764
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	275	290,010
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	68,708
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	60	67,243
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,163
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	25	22,722
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	620	594,338
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,525	1,494,272
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	548,306
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	5	5,025
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	125,153
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	295	326,986
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	250,192
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	175	188,832
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	221,686
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	70	77,590
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	80	80,010
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	45	44,999
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	35	33,865
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	15	16,727
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	25	27,931
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,360
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	141,356
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	105	115,115
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	152,443
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	260	281,320
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	275	295,850
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	70	70,513
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,044
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	9,914
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	15	16,602
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2030	90	98,289
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	240	265,357
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,067
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	50	55,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

298

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	$250	$272,871
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	397,538
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	135	145,765
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	10	10,710
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	159,377
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	29,916
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	207,805
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	70	71,340
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	795	878,994
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	30	32,674
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	539,869
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	25	26,776
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	500,643
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	25	26,159
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	15	15,587
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2039	20	20,660
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	101,373
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	430	475,431
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	60	66,049
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	25	27,641
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	105,037
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	35	38,698
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2030	10	11,057
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	105	116,094
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	120,954
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	35	38,529
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	30	33,170
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	90	97,537
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	20	22,154
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	280	309,583
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	25	27,670
New York (City of), NY Industrial Development Agency, Series 2020, Ref. RB	5.00%	06/15/2041	10	10,337
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,465
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	280	286,388
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	295	321,835
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	125	140,185
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	185,044
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	70	72,387
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	175	196,258
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	400	401,631
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	250,737
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	50	51,683
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	190,613
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	249,120
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	263,547
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	128,970
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	195	215,904
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	355	392,541
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	60	66,595
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	15	14,768
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	4,665
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	70	73,326
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	430	468,742
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	335	365,183
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	280	301,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

299

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	$100	$107,678
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	105	110,392
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	10	9,532
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	4,703
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	23,326
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	550	563,545
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	205	229,037
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	125	136,602
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	420	456,338
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	325	325,166
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	55	58,017
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	30	30,342
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	70	78,208
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	150	167,588
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	110	122,533
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	90	100,553
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	90	99,841
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	35	39,104
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	67,035
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	125	138,741
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	30	33,298
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	45	50,276
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	10	11,099
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	25	27,931
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	90	100,553
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	30	33,518
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	25	27,931
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	100	100,014
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	235	251,112
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	54,798
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	55,224
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	9,953
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	50	53,641
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	68,565
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	227,417
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	295	323,287
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,211
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	110	111,598
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	10	10,044
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	60	67,291
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	35	39,520
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	70	75,386
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	65	70,809
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	110	121,703
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	160	177,252
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	175	195,976
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	255	279,740
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	40	43,467
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	205	207,159
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	150	150,796
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	220	246,370
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	120	130,443
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	295	317,975
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	830	888,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

300

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	$120	$127,519
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	205	205,065
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	280	272,659
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	23,606
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	413,632
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	136,646
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	55	60,930
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	5	5,570
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	5	5,539
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	90	100,736
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	410	444,608
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	420	452,263
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	385	408,728
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	373,231
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	55	60,930
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	85	92,873
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	170	181,704
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	230	242,114
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	510	564,990
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	30	33,316
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	50	55,306
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	35	39,175
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	5	5,596
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	30	33,235
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	25	27,764
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	360	359,827
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,038
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	40	45,459
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	25	28,254
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	10	11,302
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	26,535
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	60	59,116
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	20	19,459
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	5	5,539
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	35	37,908
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	20	21,507
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	60	64,091
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	58,369
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	240	252,927
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	150	156,934
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	25	25,989
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	35	32,437
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	15	16,662
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	230	254,695
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	245	271,306
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020, RB	4.00%	05/01/2038	25	24,274
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	125	137,033
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	45	50,532
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	15	16,844
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	190	211,263
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	105	111,950
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	745	789,085
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	190	199,918
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	20	19,175
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	5	4,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

301

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	$190	$193,997
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	20,339
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	105	109,729
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	20	18,637
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	351,163
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	105	112,845
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	125	126,770
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	120	121,176
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	160	160,753
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	120	133,429
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	65	70,988
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	80	86,585
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	467,168
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	160	170,591
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	80	84,734
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	105	106,406
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	235	237,572
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	55	61,155
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	165	184,834
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	100,236
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	260	289,096
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	30	33,357
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	130	139,155
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	315	335,017
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	75	78,656
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	75	80,823
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	125	132,491
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,033
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	210	236,020
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	150	164,149
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	65	70,613
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	95	106,771
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	300	334,333
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	940	944,419
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	323,902
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	105	117,101
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	110	123,630
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	5	5,596
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	45	46,463
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	45	48,104
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	100,639
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	20	20,923
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	150,682
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	125	128,058

				38,079,630

North Carolina-1.56%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	70	78,289
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2032	20	22,021
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	15	16,403
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	40	43,410
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	85	93,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

302

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	$15	$16,696
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	330,908
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	35	38,177
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	558,963
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	70	77,891
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	75	82,140
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	95	103,276
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	65	71,909
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	85	94,581
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	230	249,243
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2030	50	55,314
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	251,743
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	110	110,120
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	25	27,667
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	10	11,193
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	110	122,038
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	115	128,339
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	145,824

				2,729,623

Ohio-2.23%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	45	49,258
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	30	33,005
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	240	259,058
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	70	74,402
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2036	25	26,342
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,069
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	60	64,764
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	60	60,129
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	50	53,894
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	194,321
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	45	50,092
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	182,776
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	65	71,540
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	15	16,396
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	75,883
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	42,960
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2030	35	39,164
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	40	44,628
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	185	207,731
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	275	307,919
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	55	61,011
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	50	55,961
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2030	150	166,618
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2030	40	44,628
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2030	10	11,214
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	21,901
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	115	125,541
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	55	59,776
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	20	21,672
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	53,882
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	275	292,133
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	145	153,016
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	40	41,852
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	260,078
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	225	233,121
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	135,845
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	55	55,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

303

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	$10	$10,005
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2030	20	22,469
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	130	146,049

				3,913,632

Oklahoma-0.12%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	52,175
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	40	44,505
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	100	109,782

				206,462

Oregon-1.16%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	4,843
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	75	78,486
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	15,576
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	20	22,292
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	50	53,816
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	25	26,714
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	84,537
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	93,896
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	145,660
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	205	229,868
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	110	110,248
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	54,712
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	35	39,193
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	696,158
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	55	59,871
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	215,978
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	105,684

				2,037,532

Pennsylvania-2.22%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	8,942
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	160	176,990
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	115	123,641
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2030	15	16,174
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	140	147,599
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	80,540
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	205	199,795
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	54,285
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds(b)(c)	3.00%	09/11/2025	350	350,040
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	175	194,237
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	65	67,719
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	250	257,960
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	56,267
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	60	66,633
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	65	72,490
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	150	167,438
Pennsylvania (Commonwealth of) (Bid Group A), Series 2024, Ref. GO Bonds	4.00%	02/15/2030	30	31,778
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	5.00%	09/01/2030	105	117,100
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	40	40,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

304

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	$285	$288,302
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	150	150,545
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	65	67,169
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	305,242
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	34,674
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	185	192,002
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	5	5,554
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	140	140,107
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	60	66,411
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	460	418,802

				3,898,652

Rhode Island-0.28%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	101,836
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	120	127,620
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	75	81,462
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	170	183,451

				494,369

South Carolina-0.55%
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	30	33,367
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	60	66,458
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	10	9,729
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	97,528
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	364,875
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	159,836
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	137,697
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	90	100,645

				970,135

Tennessee-0.45%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	67,500
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	75	76,005
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	70,144
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	99,850
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	115	127,194
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	30	33,181
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	140	134,771
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	160	178,559

				787,204

Texas-7.73%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	95	104,685
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	50	55,386
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	326,482
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,070
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	55	61,416
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	278,400
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	85,746
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	325	362,384
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	75	83,627
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2030	5	5,575
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	120	120,365
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	45,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

305

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$25	$27,626
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,051
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	250	276,597
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,851
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	27,391
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	205,117
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,638
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	35	38,693
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	40	44,608
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	200	218,997
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	453,219
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	220,929
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	100,368
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	130	142,348
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	105	114,050
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	135	137,494
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	45	45,190
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	20	21,548
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	70	78,064
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	60	66,912
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	195,160
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	97,725
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	19,819
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	110,183
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	181,563
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2030	20	22,048
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	35	38,584
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	15	16,536
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	125	137,799
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	310	348,649
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	305	307,709
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	115	124,625
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	65	71,713
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	70	77,880
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	65	71,915
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	40	38,787
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	105	116,871
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	5	5,553
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2030	15	16,659
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	35	35,244
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	159,459
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	95	105,507
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	14,250
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	105	112,872
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	185	202,150
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	70	75,893
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	20	22,156
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	120	129,242
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	25	25,393
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

306

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	$50	$50,050
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	126,339
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2030	10	11,130
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	44,202
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	9,274
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	557,514
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	23,496
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,570
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	110	122,545
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	170,321
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	15	15,560
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	125	128,652
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	192,774
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	85,056
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	206,328
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	5	5,513
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	605	636,062
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,006
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,778
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	60	66,836
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,613
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	82,208
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	20	21,922
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,961
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	285	320,592
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	65	72,351
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	25,103
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	126,826
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	255	278,052
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	150	162,918
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	45	47,655
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	45	47,835
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	105	110,854
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	178,153
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2037	85	88,448
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2045	25	25,249
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	110	110,446
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	25,193
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	322,290
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,501
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	50	55,163
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	130	143,584
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	45	49,845
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	230	257,320
Texas (State of) Transportation Commission, Series 2020, RB	4.00%	10/15/2033	130	133,969
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	27,634
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	265	274,508
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	272,915
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	5	5,416
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	40,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

307

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	$105	$106,878
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	35	35,419
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,058
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	139,371
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	22,183
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	72,406
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	61,419
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	20	22,202
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	50,957
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,219
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,251
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	13,817
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,041
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	60	58,738
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,717
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	48,963
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	25	27,702
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	109,797
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	60	66,117
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,563

				13,554,541

Utah-0.37%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	195	214,256
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	25	27,469
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	210	233,106
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	101,319
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	65	64,754

				640,904

Virginia-1.35%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	72,247
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	130	143,181
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2030	5	5,379
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	115	127,282
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	175	171,475
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	150,569
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	5	5,402
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	53,595
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	110,707
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	38,748
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	81,392
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	159,812
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	154,990
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	280	309,980
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2036	100	100,221
Virginia (Commonwealth of) Public Building Authority, Series 2020 A, RB	4.00%	08/01/2040	45	43,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

308

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	$70	$78,319
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	60	67,131
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	235	262,928
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	205	228,047

				2,364,732

Washington-4.33%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	115	129,254
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	152,242
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,162
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	39,758
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	100	98,928
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2030	25	27,827
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	200	210,751
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	245,874
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	195	202,412
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	65	70,602
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	95	99,197
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	35	37,326
King (County of), WA, Series 2019, GO Bonds	5.00%	01/01/2030	35	37,817
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	83,083
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	110,024
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	70	72,305
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	250	280,340
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	125	128,095
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	40	40,563
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,122
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	10	9,355
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	39,759
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	168,126
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	60	65,518
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	120	126,957
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	40	41,998
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,439
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	10	10,384
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	77,423
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	154,065
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	209,819
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	116,475
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	45	48,966
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	81,042
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	70	75,182
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	160,256
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	305	323,807
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	158,275
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	155	162,558
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	130	133,852
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	265,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

309

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	$50	$55,754
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	20	21,672
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	70	75,379
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	58,493
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	83,946
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	75	78,262
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	31,115
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	125	136,592
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	200,790
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	35	39,077
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	20	22,186
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2030	40	44,714
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	120	133,977
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	55,464
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	50	55,893
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	10	11,165
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	111,786
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	95	103,975
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	130,202
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	145	156,467
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	584,181
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	35	39,125
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	61,011
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	80	89,429
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	55	61,011
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	30	33,279
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	83,196
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	45	48,096
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	40	44,714
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	96,635
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	39,089
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	259,090

				7,587,188

Wisconsin-0.76%
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	04/01/2030	5	5,515
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	170	189,163
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	340	378,325
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	115	127,963
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	275	305,999
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	60	66,763
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	15	16,691
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2030	120	133,527
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	90	100,482

				1,324,428

TOTAL INVESTMENTS IN SECURITIES(d)-95.79% (Cost $169,566,163)				167,963,382

OTHER ASSETS LESS LIABILITIES-4.21%				7,375,419

NET ASSETS-100.00%				$175,338,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

310

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

August 31, 2025

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

311

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.68%
Alabama-0.29%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2031	$85	$95,851
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	105	116,536
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	13,177
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.00%	10/01/2031	95	104,521

				330,085

Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds.	5.00%	08/01/2031	35	39,420
Matanuska-Susitna (Borough of), AK, Series 2025, RB	5.00%	09/01/2031	5	5,565

				44,985

Arizona-0.87%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	10	11,261
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	50	56,409
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	20	22,134
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	82,060
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	124,890
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	215	218,755
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	90	91,714
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	122,186
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	153,264
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	100	112,290

				994,963

Arkansas-0.16%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	180	181,832

California-18.48%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,726
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,465
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	40	45,656
California (State of), Series 2012, GO Bonds	3.50%	09/01/2031	5	5,001
California (State of), Series 2015 C, Ref. GO Bonds	3.25%	09/01/2031	120	119,999
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	265	300,246
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	35	39,620
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	165	184,562
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	10	11,186
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	60,960
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	85	95,078
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	379,598
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	275	288,004
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	25,852
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	150	153,034
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	160	182,041
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	65	74,152
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	325	363,702
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	75	80,748
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	475	498,971
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	230	240,880
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	300,246
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	60	68,265
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	119,679
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	398,574
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	20	22,755
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	205	233,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

312

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	$5	$5,689
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	39,821
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	200	227,367
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	250	284,208
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	370	421,350
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	20	22,689
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	240,447
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	55	62,356
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	80	90,083
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,513
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2035	20	20,905
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	27,222
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	592,058
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	305,781
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	20	23,056
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	270	305,787
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	105	119,553
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2033	125	139,807
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	15	16,410
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,283
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	79,702
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	30	33,554
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	21,880
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	15	17,124
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	16,814
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	155,063
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,187
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	95,677
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	105	106,911
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	75	83,052
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	49,770
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	55	60,085
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,423
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	300	332,510
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,427
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	20	22,791
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	110	125,350
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	15	17,171
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	55	58,530
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	80	84,250
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	51,055
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	35	40,250
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	5	5,746
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	135	138,058
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2034	15	16,587
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2040	85	89,476
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	115	131,781
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2031	5	5,735
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2031	15	17,102
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	110,890
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	139,186
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	87,809
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	100	108,605
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	95	102,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

313

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	$25	$26,101
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	20,497
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	360	365,771
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	95,981
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	240	252,159
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	185	189,383
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	105,208
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	115	115,495
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	49,962
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	20	20,633
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	55,274
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	325	324,675
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	130	136,860
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	65	67,368
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	345	353,847
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	5	4,995
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2040	20	20,633
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	128,051
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	20	22,270
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,719
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2031	20	22,270
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	215	246,872
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	125	141,259
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	115	117,581
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,011
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	9,917
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2040	25	26,624
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	145	150,985
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	40	40,482
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	15	16,864
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	75	86,162
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2042	15	15,757
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	100	108,023
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	65	68,721
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	160	165,074
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	35	40,228
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	31,543
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	140	145,981
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	160	184,459
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	120	119,988
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	65	68,948
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	120	136,542
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	270	285,918
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	210	241,491
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	140	160,994
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	55	63,248
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	65	67,150
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	152,722
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	28,820
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	15	17,241
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,730
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	60,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

314

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	$10	$11,458
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	150	152,550
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	65	74,326
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	20	22,511
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	152,562
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	5	5,746
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	100	95,606
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	206,092
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	40	46,130
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	172,803
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	30	33,964
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,764
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,191
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	203,979
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	252,419
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	161,115
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	226,467
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,107
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	55	63,090
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	130	149,122
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	20	21,147
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	50	52,310
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	100	103,544
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	65	66,518
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	70	70,913
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,028
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	34,446
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	196,053
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	55	63,116
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	205	203,480
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	5	5,647
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	80	88,172
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	25	27,352
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	105	113,789
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	105	121,365
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	149,503
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	56,224
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	30	34,713
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	13,423
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	15,021
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,386
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	25	28,648
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	150	160,961
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2041	45	47,508
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	20	22,433
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	206,260
University of California, Series 2023 BQ, RB	5.00%	05/15/2031	10	11,459
University of California, Series 2023, Ref. RB	5.00%	05/15/2031	15	17,188
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	265	303,660
University of California, Series 2024 BX, RB	5.00%	05/15/2031	5	5,729
University of California, Series 2025, Ref. RB	5.00%	05/15/2031	40	45,835
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	80	89,751
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	120	133,161
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	75	82,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

315

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	$85	$87,133
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	10	10,144
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	30	29,713
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	600	612,610
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	260	260,017
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	129,318

				21,040,200

Colorado-1.57%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	80	88,315
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	65	73,095
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,016
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,395
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	210	212,827
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2031	10	11,334
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	110	114,529
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	201,950
Colorado (State of) Health Facilities Authority (Adventist HealtHdObligated Group), Series 2021, Ref. RB	5.00%	11/15/2041	55	56,528
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	140	156,292
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,653
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	70	79,146
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	14,649
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,029
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	15	16,902
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	177,391
Grand County School District No. 2 East Grand, Series 2022, GO Bonds	4.00%	12/01/2046	20	17,561
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	105,679
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	81,254
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	40	42,802
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	190	213,858

				1,782,205

Connecticut-2.60%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2031	160	175,320
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	25	27,494
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	195	208,108
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	168,578
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	45	49,685
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	25	27,345
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	20	21,705
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	141,501
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	300	301,778
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	15	15,015
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	225	233,676
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	150	169,325
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	54,413
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	171,770
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	55	58,697
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	33,824
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	60	67,753
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	50,815
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	105	118,260
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	55	61,902
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	165	184,913
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	213,844
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	20	22,443
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	60	67,624
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	65	73,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

316

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	$40	$42,714
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	50	51,804
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	105	118,214
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	10	11,164
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	10	11,147

				2,954,230

Delaware-0.44%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	148,992
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	125	140,891
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	50	56,408
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	140	154,720

				501,011

District of Columbia-1.85%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	33,002
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	67,642
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,498
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	141,489
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	70,098
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	45,779
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	30,239
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	255	268,374
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	46,362
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	176,617
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	103,523
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	118,707
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	230	231,833
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	106,373
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	99,021
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,201
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	87,815
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,446
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	31,880
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	75	74,875
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	335,545

				2,101,319

Florida-2.71%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	145	146,743
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2039	5	4,882
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	186,539
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,737
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	80	87,619
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	95	103,170
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	20	22,452
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2034	100	103,632
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	205	210,860
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	15	14,793
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	85	92,929
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	191,680
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	95	107,223
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	55	61,997
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	73,900
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	75	75,661
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	135	136,703
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	130	129,519
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	10	11,238
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	32,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

317

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	$10	$9,387
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	49,740
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	119,317
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	35	36,071
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2035	25	25,517
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,519
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2038	10	9,892
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	85	86,106
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	145	161,489
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2040	5	4,840
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	205	219,024
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	115	120,481
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	85	88,209
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2031	5	5,608
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	16,729
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	80	80,687
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	215	212,323
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	10	10,114
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	15	15,103

				3,086,324

Georgia-1.27%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	15	16,905
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2031	30	33,983
Atlanta (City of), GA Department of Aviation, Series 2023 F, Ref. RB	5.00%	07/01/2031	5	5,616
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2031	10	11,256
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	55	62,038
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	25	25,873
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	35	35,883
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	20	20,021
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	9,993
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	115	130,162
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	15	16,891
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	16,978
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	70	79,229
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	95	105,903
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	130	144,515
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	186,853
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	120	135,821
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,027
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	15	16,891
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	70	77,039
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2031	150	168,907
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	15	16,087
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2031	15	16,900
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	98,859

				1,442,630

Hawaii-0.49%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	30	32,575
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	70	75,427
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	92,992
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	60,443
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	180	202,182
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	85	95,475

				559,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

318

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.21%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	$30	$29,160
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	14,236
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	150	169,385
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	25	28,231

				241,012

Illinois-4.89%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	156,412
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	27,626
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	275	305,645
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2031	20	22,268
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	120	135,343
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,450
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	315	320,058
Cook (County of), IL, Series 2021 A, Ref. GO Bonds.	5.00%	11/15/2031	255	279,159
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,998
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	163,419
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	25	27,524
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	237,819
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	215	230,492
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	73,612
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	30	31,265
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	80	86,690
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	45	49,615
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	85	93,717
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	65	71,727
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	35	38,715
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	100	110,436
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	65	71,727
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	5	5,513
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	114,296
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	192,240
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	47,686
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	37,561
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	01/01/2031	130	145,289
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	280	304,639
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	110	118,758
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	105	112,388
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	50	49,605
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2031	35	39,017
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2031	40	44,590
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	60	67,107
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	18,068
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	95	103,608
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	260	283,560
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	90	92,708
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	15	15,334
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	655	658,469
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	125	137,285
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	274,540
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	35	38,465
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	105	116,820

				5,572,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

319

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-1.35%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	$40	$43,782
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	103,255
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	64,772
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	30	32,151
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	80	85,084
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	134,920
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	33,678
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	70	74,304
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	374,995
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	21,845
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	65	66,245
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	35,364
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	78,522
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2031	25	28,044
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,031
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	44,626
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	80	87,460
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	108,476
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	55,628
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	5	4,998
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	10	9,509
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	15	14,060

				1,534,749

Iowa-0.11%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	110	123,763

Kansas-0.39%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	100,061
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	85	91,033
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	90	101,490
Leavenworth County Unified School District No. 458, Series 2024, GO Bonds	5.00%	09/01/2049	150	149,997

				442,581

Kentucky-0.07%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2031	45	50,330
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2031	25	27,883

				78,213

Louisiana-0.49%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	189,421
Louisiana (State of), Series 2023 A, GO Bonds	5.00%	02/01/2031	85	95,166
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	190	213,137
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	55	61,633

				559,357

Maryland-2.78%
Maryland (State of), Series 2016, GO Bonds	3.00%	06/01/2031	100	99,807
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	160,836
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	75	84,607
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	90	101,681
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	110	122,081
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	35	38,654
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	235	264,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

320

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	$205	$230,795
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2031	125	141,012
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	115,482
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	45	46,071
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	220	243,327
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	60	65,782
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	200	217,118
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,876
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	205	204,650
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	320	296,206
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	120	132,878
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2031	5	5,586
Maryland (State of) Transportation Authority, Series 2017, RB	3.13%	05/01/2031	5	5,000
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	161,554
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2031	15	16,874
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,565
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	25	28,289
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	52,107
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2031	100	113,523
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	56,448
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	100,020

				3,161,302

Massachusetts-3.17%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	35	40,173
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2031	25	28,450
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	35	35,001
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	60	67,837
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	10	11,272
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	5	5,527
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	35	38,827
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	165	170,782
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	150	153,904
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	165	186,552
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	250	252,902
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	201,959
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	95,817
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	335	337,476
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	275,486
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	90	101,840
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	40	45,299
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	33,817
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	65	73,152
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	130	147,222
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	152,634
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	73,670
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2031	100	112,810
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	430	431,607
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	65	73,645
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	97,500
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	135,821
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	50	50,233
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	9,947
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2031	5	5,665
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	5	5,188
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	125	120,129
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

321

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	$10	$11,505
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,581

				3,604,269

Michigan-1.04%
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2031	30	33,644
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	171,925
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	105	115,350
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	65	70,782
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	100	100,025
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	254,777
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	59,781
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,680
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	85	94,828
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	121,186
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	50,195
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	100,441

				1,178,614

Minnesota-1.01%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	30	33,386
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	25	24,017
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	20	18,774
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	27,961
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	105	115,790
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	45,344
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	31,260
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	45,420
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2037	115	115,423
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	105	118,591
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	70	79,290
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	56,431
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	245	275,528
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	5	5,643
Minnesota (State of) (Bidding Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	15	16,991
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	80	90,252
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	45	50,678

				1,150,779

Missouri-0.53%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	15	17,014
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	210	231,006
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	15	16,883
Springfield (City of), MO, Series 2015, Ref. RB(b)(c)	4.00%	09/16/2025	40	40,024
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	153,012
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	149,122

				607,061

Nebraska-0.09%
Central Plains Energy Project (Project No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	106,595

Nevada-0.44%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	10	10,673
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,012
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	45	49,161
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	245	265,334
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	110	123,778
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	39,394

				499,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

322

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.42%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	$110	$116,236
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	955	1,019,270
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,626
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	5	5,467
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	45	50,288
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	97,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	155	173,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	25	27,333
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	110	122,926
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	55,031
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	105	114,248
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	86,123
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	10	9,559
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	234,619
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	100	111,751
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	60	67,058
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2031	350	390,240

				2,754,345

New Mexico-0.34%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,840
New Mexico (State of) (Various Capital), Series 2025, GO Bonds	5.00%	03/01/2031	15	16,514
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	215	241,117
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	45	50,467
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2031	55	61,681

				386,619

New York-18.89%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	45	51,484
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	45	50,887
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	45	50,825
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	55	57,617
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	191,196
Metropolitan Transportation Authority, Series 2015 F, Ref.RB	3.25%	11/15/2031	165	158,640
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2031	60	66,954
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	5	5,580
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2031	45	50,216
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	140	159,003
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	40	42,790
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	180,132
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	200	211,933
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	72,573
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	315	331,007
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	55,329
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	15	16,457
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	40	39,532
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	160	176,985
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	55	55,888
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2036	170	171,477
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2031	5	5,632
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,303
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2031	30	33,793
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	35	35,815
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	87,081
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	25	27,602
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	9,810
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	105	114,520
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	90	97,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

323

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	$150	$163,600
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	75	80,466
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	250	274,641
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	245	269,806
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	280	307,597
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	275	302,105
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	70	76,496
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	210	223,211
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2038	5	4,855
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	345	345,021
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	26,554
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	50	52,705
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	75	77,892
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	168,094
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	282,793
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	40,013
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	77,689
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	65	72,306
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	95	102,805
New York (City of), NY, Series 2022 B-1, GO Bonds	5.00%	10/01/2031	10	11,137
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	50	55,620
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	5	5,562
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	45	50,058
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	85	94,554
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2031	10	11,124
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	5	5,562
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	15	16,637
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	10	11,098
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,562
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	40	44,496
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	45	49,973
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	125	139,127
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2031	35	38,794
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	100	100,319
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	50	55,121
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	245	277,460
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2031	5	5,593
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	315,264
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	239,211
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	155	155,052
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	335	379,384
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	35	35,336
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	180	195,971
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2031	100	113,249
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2031	15	16,987
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	44,178
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	50	55,223
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2031	5	5,485
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	153,939
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	20	22,420
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	80	87,660
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	170	184,652
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,009
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	50	54,267
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	182,860
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	35	33,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

324

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	$135	$144,828
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	215	228,809
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	75	79,120
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	20	18,049
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	237,369
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	125	136,951
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	120	130,458
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	183,377
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	14,842
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	4,929
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	23,864
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	50	55,937
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	112,100
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	40	44,840
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	125	140,124
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	5	5,583
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	95	106,077
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	70	78,470
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2031	15	16,815
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	5	5,605
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	100,282
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	175	195,813
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	250,314
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	228,039
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	190	210,925
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	160	179,029
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	270	302,669
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	140	154,748
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	15	17,078
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	270	306,067
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	40	44,629
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	235,871
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	380	425,524
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	208,574
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	20	20,230
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	165	179,544
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	150	161,760
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	185	197,788
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	110,479
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	235	263,153
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	120	134,376
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	25	27,520
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	165	179,937
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	80	85,586
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	145	153,915
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2031	360	403,128
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	130	146,144
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2031	90	101,624
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	90	97,251
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	20	21,039
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,678
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	45	51,137
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	10	11,292
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	215	240,757
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2031	30	33,725
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2031	40	44,792
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	10	11,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

325

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	$125	$138,512
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	29,377
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	44,289
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	74,966
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2031	5	5,625
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2031	20	22,155
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2031	10	11,232
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	25	28,676
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	125	142,607
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	10	11,143
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	65	71,792
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	10	10,942
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	40	40,398
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2038	40	39,864
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2040	30	29,101
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	95	106,277
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,400
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	10	9,771
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2033	5	5,535
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	43,938
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	30	32,734
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2031	30	33,783
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	16,891
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	90	100,684
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	45	44,902
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	14,652
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	50	56,797
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	200	227,190
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	60	68,157
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	21,835
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	195	214,728
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2031	5	5,613
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,637
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	5	5,643
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	195	209,034
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	50	48,181
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	75	84,190
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,245
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,050	1,054,589
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	75	80,195
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	185	195,828
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	175	183,987
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	40	41,799
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	50	51,788
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	130	135,772
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	75	77,530
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2031	100	113,471
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	176,285
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	155	173,153
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	480	480,935
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	50	49,374
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	40	40,188
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	210	236,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

326

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2031	$30	$32,140
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	80	90,483
Trust for Cultural Resources of The City of New York (The) (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2031	20	22,498

				21,498,381

North Carolina-1.07%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	113,011
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	30	33,397
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2031	55	61,988
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	113,299
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2031	15	14,898
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,162
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	33,732
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	35	39,199
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	35	38,618
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	20	20,310
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	40	44,977
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	336,223
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	4,990
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	95	106,759
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,494
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,379
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	145	163,855
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	40	45,343

				1,223,634

Ohio-2.92%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	30	32,573
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	30	33,341
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2033	135	147,934
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2035	20	21,504
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	100,259
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2031	20	22,892
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2031	5	5,530
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	145	163,874
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	35	39,556
Hilliard (City of), OH, Series 2022, RB	5.00%	12/01/2058	50	49,836
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,060
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,236
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2031	5	5,663
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	5	5,352
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	10	10,118
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	130	136,001
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	250,303
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	101,793
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2031	35	39,404
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	30	33,701
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	30	33,919
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	130	146,730
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	359,453
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	70,184
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2031	105	117,257
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	184,330
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	115	122,623
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	160	169,225
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	173,071
Ohio (State of) Water Development Authority, Series 2024 A, GO Bonds	5.00%	06/01/2031	10	11,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

327

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	$15	$15,917
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	5	4,951
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	140	146,458
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	15	14,501
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	117,049
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	25	27,730
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	100	110,118
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	150	162,514
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	115	116,088

				3,320,340

Oklahoma-0.26%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	103,759
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	183,363
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	4.38%	10/01/2054	5	4,588
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,092

				301,802

Oregon-0.21%
Oregon (State of), Series 2021, GO Bonds	5.00%	05/01/2036	35	37,667
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	130	146,539
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	54,398

				238,604

Pennsylvania-2.72%
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	63,940
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	331,604
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	38,620
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	60	67,352
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	350	363,258
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	20	22,483
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	45	50,586
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	105	118,123
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2031	25	28,122
Pennsylvania (Commonwealth of), Series 2025 A, GO Bonds	5.00%	08/15/2031	5	5,624
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	330	362,124
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	175	178,344
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	125,129
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	95,500
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2037	55	58,368
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	110	110,070
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	375	378,156
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	100,144
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	146,079
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	15	16,982
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2035	50	54,084
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2036	10	10,734
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	10	9,428
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	275	278,591
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2031	5	5,603
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

328

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2031	$15	$16,762
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	30	33,724

				3,091,990

Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	21,900

South Carolina-0.93%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	5	5,332
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	40,623
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB	3.50%	12/01/2031	25	24,836
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	287,740
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	10,960
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	330,877
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	15	15,356
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	45	45,217
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	45	50,071
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	141,037
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2031	10	11,292
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	101,285

				1,064,626

South Dakota-0.21%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	215	235,863

Tennessee-0.52%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	106,489
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	180	196,887
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	50,525
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	150,759
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,907
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2031	20	22,426
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	30	32,971
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,650

				597,614

Texas-7.26%
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	160	162,745
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	75	84,372
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	65	66,089
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	125	140,495
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	19,978
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	155	174,266
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	123,673
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	290	326,047
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	20	22,486
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	205	205,216
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	155	154,673
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	34,396
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	111,566
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	33,470
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	100	101,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

329

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	$175	$194,678
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	15	15,123
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	80	88,262
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	70	77,229
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	16,842
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	5	5,614
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2031	20	22,281
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	195	217,240
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	95	107,917
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	111,674
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	75	84,016
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	170	171,929
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	10	10,049
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	90	100,700
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	90	92,348
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	40	44,879
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	60	67,248
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2031	20	22,455
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	85	95,228
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	395	441,998
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	160	179,711
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	10	11,207
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	15	16,873
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	65	72,553
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	50	56,186
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	45	49,270
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	140	151,969
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	30	32,267
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	155	165,291
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	200	200,214
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	40	42,598
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	184,732
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	30	31,353
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	15,414
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	40	40,584
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	45,006
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	60	67,133
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	57,739
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2031	100	112,472
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2031	10	11,076
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	10	10,253
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	130	132,189
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2031	40	44,951
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	60	67,392
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	115	129,234
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	50	55,729
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,565
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	190	192,386
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	268,603
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	20	20,801
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	140	144,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

330

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	$160	$163,502
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	127,094
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	130,132
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	35	38,887
San Antonio (City of), TX Water System, Series 2021 A, Ref. RB	5.00%	05/15/2046	100	100,898
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,540
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	15	16,743
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	45	50,279
Tennessee (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2031	110	124,273
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	90	100,526
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	255	283,879
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	32,981
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	75	84,210
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	88,105
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	109,375
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	35,646
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	90	91,031
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	10	11,248
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	65	72,965
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	20	22,270
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2031	50	55,745
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	79,651
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	40	44,370
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	30	33,405

				8,266,614

Utah-1.64%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	105	118,450
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	55,448
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	40	42,936
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	30	31,940
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	40	41,867
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	10,365
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	200	205,863
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2040	20	20,467
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	200	203,420
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	120	120,788
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	10	10,032
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	320,600
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	269,304
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	111,180
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	65	65,691
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	140	156,786
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	77,248

				1,862,385

Virginia-1.18%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,163
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2031	20	21,526
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	30	34,001
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	171,600
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	90	100,908
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	50	56,060
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	5	5,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

331

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	$110	$123,333
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	145	162,575
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2037	45	44,896
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	146,797
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	255,007
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	50,599
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	35	39,522
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	120,405
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	5	5,624

				1,348,191

Washington-4.88%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	51,043
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	211,331
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	140	154,190
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2036	55	59,572
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	146,956
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	70	78,744
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	285	296,242
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	330	340,915
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,874
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2031	35	39,372
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	56,171
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2031	5	5,634
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	252,397
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	29,839
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	24,463
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	151,587
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	279,868
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	84,780
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2039	35	36,772
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	80	82,889
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	66,962
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	50	51,118
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	152,912
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	85	93,556
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2031	35	39,412
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	60	67,564
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2031	10	11,269
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	15	16,903
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	50	51,002
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	40	40,395
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	67,564
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	25	28,172
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,563
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	260	292,986
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	155	169,793
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	90	97,758
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	150	161,659
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	135	144,255
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	95	100,603
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	5	5,257
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	60	67,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

332

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	$35	$38,426
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	50	54,575
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	45	48,761
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	45	48,393
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	125	133,440
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	30	33,806
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	180	201,913
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	95	106,565
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	61,978
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	5	5,609
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	145	151,558
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,309
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,222
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	145	163,396
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	210	218,115
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	5	5,131
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	120	121,269

				5,556,113

West Virginia-0.11%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	125	125,889

Wisconsin-0.76%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	50	52,365
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	130	143,447
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	130	143,447
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2036	55	59,202
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	45	50,649
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	112,554
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	80	90,043
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2031	80	90,316
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	110	124,184

				866,207

TOTAL INVESTMENTS IN SECURITIES(d)-93.68% (Cost $107,281,905)				106,639,905
OTHER ASSETS LESS LIABILITIES-6.32%				7,190,563

NET ASSETS-100.00%				$113,830,468

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

333

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

334

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.86%
Alabama-0.40%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	$40	$44,035
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	40	43,521
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	105	112,278
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	148,103
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.00%	10/01/2032	100	110,532

				458,469

Arizona-0.74%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	56,790
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022, RB	5.00%	11/01/2047	50	48,130
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	35	34,650
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	22,723
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	55,680
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	5	5,515
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	165	180,358
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	115	123,368
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,058
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,043
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,059
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2032	220	249,403
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	20	22,673

				851,450

Arkansas-0.13%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	25,325
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	127,699

				153,024

California-15.61%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	31,178
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	165	171,700
Alisal Union School District, Series 2022 B, COP	4.25%	08/01/2054	25	22,827
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	20,697
Bay Area Toll Authority, Series 2024 F-2, RB	5.00%	04/01/2040	45	47,932
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	15	17,277
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	80	83,373
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	165	170,614
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	250	286,173
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	79,911
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	110	109,553
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	166,512
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	185	211,510
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	50	56,446
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	70	78,963
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	135	154,345
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	245	281,130
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	110	123,585
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	125	138,900
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	35	38,566
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	60	64,366
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	5	5,224
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	215	221,550
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	252,754
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	195	216,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

335

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	$540	$600,048
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	55	60,604
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	10,869
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	115	125,080
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	261,827
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	183,738
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	435	456,865
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	20	22,964
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	50	57,374
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,687
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,475
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	80	91,733
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	15	17,200
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	229,494
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	5	5,661
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, RB	5.00%	12/01/2034	15	17,183
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	245,168
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	35	40,849
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	58,215
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	20	22,888
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	60	67,825
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	30	33,545
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	384,500
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	103,252
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	50,121
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	294,399
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	377,650
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	164,883
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	80	91,853
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	143,784
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	5	5,644
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2037	20	21,764
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	207,160
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	118,707
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	15	15,344
Contra Costa Transportation Authority Sales Tax Revenue, Series 2021 A, Ref. RB	4.00%	03/01/2032	15	16,138
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,457
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2036	20	22,301
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	40	43,716
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	106,719
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2052	100	104,245
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	20	23,249
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	63,601
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	35,908
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	40,310
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	125	139,506
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,472
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	5	5,310
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2039	120	125,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

336

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	$125	$127,323
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	25,001
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	149,619
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	42,408
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	45	47,212
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,420
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	10,245
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	55,150
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	250,147
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	107,348
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	195	207,551
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	152,618
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	25	26,158
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	80	83,587
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	40	41,566
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	20,680
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	180	187,073
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	56,577
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	10,336
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	51,085
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	15	15,392
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	30,522
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	52,303
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	160,205
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	35,102
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	200,126
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,580
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	73,967
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024, GO Bonds	5.00%	08/01/2032	15	17,457
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	75	86,930
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,604
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	155	173,386
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	105	116,512
Los Angeles Community College District (Election of 2008), Series 2022, GO Bonds	5.00%	08/01/2035	5	5,644
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	44,393
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	75	86,382
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	74,298
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	70	79,067
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	20	22,342
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	81,753
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	15	15,050
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2039	120	119,162
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	9,761
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2041	100	95,378
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	205	238,374
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	10	11,628
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	40,650
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	50	55,711
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2032	15	17,375
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	69,277
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	153,735
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	95,895
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	111,864
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	145	156,471
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	100	106,509
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	255	268,558
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	75	78,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

337

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	$25	$25,912
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	200,647
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	240	241,709
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,216
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	23,311
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	174,471
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	40,750
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	20,493
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	202,968
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,798
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	108,084
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,681
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	26,388
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,609
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2032	85	98,674
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2032	20	19,591
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	150	151,788
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	112,073
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,144
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2035	5	5,628
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	70	81,649
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	44,512
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	35	38,577
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2038	40	43,581
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	291,827
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2032	15	17,510
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2032	25	24,926
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	203,581
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	93,579
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	45	46,237
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	110	113,380
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	124,102
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	45,727
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	61,879
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	55	63,710
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	20,804
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	156,903
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	15,521
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	75	76,810
University of California, Series 2022 BK, RB	5.00%	05/15/2032	310	358,104
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	252,851
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	30	34,615
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	163,434
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	35	38,889
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	40	43,831
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	5	5,427
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	160,953
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	144,397
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	161,725
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	138,621
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	10	11,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

338

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	$65	$66,966
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	171,828

				17,921,664

Colorado-2.84%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	201,723
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	61,053
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	195	222,434
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	115	130,271
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	112,739
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	60	67,098
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	26,434
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	45,572
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	254,380
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	89,838
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	90,487
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	260,312
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	20	21,928
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2036	75	80,705
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	500	533,734
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024, Ref. RB	5.00%	05/15/2032	10	11,230
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,121
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	102,164
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	50	51,052
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	30	33,855
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	253,625
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	15	16,675
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	80	85,722
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	52,919
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	103,804
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	160	163,816
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	98,767
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	80	82,646

				3,265,104

Connecticut-1.45%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	105	103,359
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	75	74,626
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2032	45	50,091
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	186,589
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	93,627
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	56,691
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,048
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	5	5,560
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	125	136,552
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	31,749
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	10	11,366
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2032	20	22,676
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	51,053
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	50	56,691
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	55	62,132
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	10	11,309
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	20	22,738
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2032	125	124,059
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	95	97,341
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,202
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	70	70,551
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	33,049
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	48,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

339

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	$80	$85,731
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	65	69,083
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	20,996
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	50	56,691
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2035	35	35,067
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2032	15	16,967

				1,667,209

Delaware-0.10%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	26	29,619
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	75	85,566

				115,185

District of Columbia-1.99%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	282,955
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	85	94,148
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	158,609
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	95	102,574
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	85	90,997
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	80	84,169
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	50	52,291
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	110	114,298
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	240	247,550
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	180	182,470
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	10	11,348
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	15	16,418
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	150	161,985
District of Columbia, Series 2022, RB	5.00%	07/01/2038	55	58,293
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	60	67,647
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	55	62,287
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2032	50	56,557
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	170,023
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	222,816
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	45	49,871

				2,287,306

Florida-4.06%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	70	65,700
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	50,394
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	246,722
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	150,717
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2035	105	115,413
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2036	85	92,598
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	98,640
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2032	35	38,837
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	20	22,636
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	80	91,070
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	51,257
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	125	142,545
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	105	119,400
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	20	20,393
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	101,335
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,481
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	101,049
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	99,998
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	113,302
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2032	20	22,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

340

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	$30	$33,929
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	77,319
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	101,573
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	50	56,754
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	30,812
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2046	10	10,118
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2047	25	25,229
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	195	197,114
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	555	559,562
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	10	10,032
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	55	55,895
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	179,326
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	44,979
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	95	105,441
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	75	82,413
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	53,791
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2039	30	32,064
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	50	53,150
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	15	16,827
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	25,971
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	137,567
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	97,010
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	75	75,406
Seminole (County of), FL, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2032	15	16,954
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	255,390
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	10	10,159
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	101,492
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	102,610
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	200	203,596
Tolomato Community Development District, Series 2022 A, RB, (INS - AGI)(a)	4.00%	05/01/2040	160	150,010

				4,661,640

Georgia-2.26%
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2037	15	16,313
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	20,839
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	110	113,720
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	65	73,806
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	180	197,617
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	32,265
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	37,376
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	20	22,160
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	150	151,651
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	50	56,857
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	44,552
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	30	33,086
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	70,954
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2037	50	54,062
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	112,229
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	15,902
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	85	89,453
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,421
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	25	28,008
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	10	10,955
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	35	39,809
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds.	5.00%	07/01/2032	30	34,275
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	157,250
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	57,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

341

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	$80	$91,399
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	55	60,075
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	60,010
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2035	10	11,040
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	25	27,357
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2037	15	16,274
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2038	10	10,741
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	68,238
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	20	20,820
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	80	81,768
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	308,681
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2032	100	113,642
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	15	17,047
Paulding (County of), GA Hospital Authority, Series 2022, Ref. RB	5.00%	04/01/2042	15	15,338
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	190	213,760

				2,596,874

Guam-0.08%
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2034	25	27,196
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2041	60	61,086

				88,282

Hawaii-0.06%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	49,385
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	22,330

				71,715

Idaho-0.20%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	210	213,124
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2032	10	11,397

				224,521

Illinois-5.92%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	131,353
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	153,994
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	227,608
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	35	38,616
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	25	27,081
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	275	295,262
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	150	161,043
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	85	90,495
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	31,666
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	20	21,098
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	47,081
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	15	15,602
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	72,279
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	35	36,984
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2032	175	196,116
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	70	80,669
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	55	61,738
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	153,292
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	20	20,290
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	45	42,339
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2032	20	20,026
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,161
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	43,784
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	88,557
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	50	54,187
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	90	96,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

342

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2036	$85	$90,088
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	260	273,902
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	150	155,658
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	76,737
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	37,902
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	150	162,770
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,189
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	249,144
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	60	66,482
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	140	149,980
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	105,138
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	65	68,129
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	90	94,515
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2039	60	62,741
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	25	26,001
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	15	15,472
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	203,955
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,076
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	240	260,018
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	105	112,427
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	285,771
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	145	161,053
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	45	49,829
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	25	28,279
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	15	15,781
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	36,435
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	340	337,043
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	395,466
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	25	28,020
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2032	5	5,604
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	33,725
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	30	31,077
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	120	122,011
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	565	567,946
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	182,297
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	16,691

				6,793,134

Indiana-0.91%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,442
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	33,342
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	120	131,944
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	55	59,814
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	130	139,758
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	35	37,545
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,608
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	55	56,659
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	130,568
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	85,784
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	183,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

343

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	$20	$20,840
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	139,980

				1,041,946

Iowa-0.35%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	80	81,472
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	280	317,934

				399,406

Kansas-0.02%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	25,501

Kentucky-0.28%
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2039	85	90,300
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2040	15	15,870
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	15	16,903
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	121,873
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	77,573

				322,519

Louisiana-0.66%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	50	49,089
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	73,347
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	110	124,200
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	225	217,206
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	37,861
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	35	35,252
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	165	176,776
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	40,047

				753,778

Maine-0.07%
University of Maine System, Series 2022, RB	5.50%	03/01/2057	75	77,142

Maryland-1.49%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	76,833
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	135	148,996
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	54,544
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	5	5,402
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	85	85,178
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	130	147,818
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	28,377
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2032	10	11,371
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	95	85,821
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	120	134,412
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	250,991
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	95	105,882
Maryland (State of) Department of Transportation, Series 2017, RB	3.25%	05/01/2032	15	15,000
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	180	177,537
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	8,770
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	49,477
Maryland Economic Development Corp. (Morgan State University), Series 2022, RB	5.75%	07/01/2053	200	206,025
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	84,506
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	17,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

344

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	$10	$11,144
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,449

				1,710,600

Massachusetts-3.50%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	22,624
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,603
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2036	5	5,542
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	10,702
Boston (City of), MA, Series 2022, GO Bonds	5.00%	11/01/2041	5	5,307
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	55	63,654
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2032	40	39,912
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	150	170,582
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	26,033
Massachusetts (Commonwealth of), Series 2022 A-1, Ref. RB	5.00%	07/01/2037	15	16,255
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	227,564
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	80	89,320
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	35	38,554
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	125	136,205
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2037	195	210,590
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	115	122,917
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	5	5,301
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	115,763
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	35	36,537
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	264,163
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	226,754
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	339,654
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	91,468
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	131,748
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	433,375
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	10	11,343
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	170	193,529
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	5	5,683
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	105	105,662
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	105	109,950
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	30	31,165
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	260	289,833
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	110	126,099
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	51,324
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	5	5,491
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	45	47,475
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	130	132,826
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	20	21,261
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	35,389
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	20,419

				4,023,576

Michigan-1.49%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	95	106,398
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	500	513,009
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	170,228
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	20	22,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

345

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	$30	$30,047
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	27,917
Michigan (State of), Series 2023, RB.	5.00%	11/15/2032	45	51,554
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,186
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	152,215
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	30	33,632
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	115	123,467
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	30	31,970
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	263,399
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	42,133
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	110,324
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	02/15/2032	20	22,584

				1,716,647

Minnesota-1.33%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB.	5.25%	06/15/2052	535	541,423
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	9,988
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2032	105	117,799
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	89,960
Minnesota (State of), Series 2021 B, GO Bonds	4.00%	09/01/2032	10	10,531
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	56,893
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	10	11,329
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	211,505
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	5	5,523
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	164,203
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	21,662
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	49,056
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	150,439
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,651
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	15	16,493
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	60	65,380

				1,527,835

Mississippi-0.19%
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	219,352

Missouri-0.52%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,278
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	102,912
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	55	60,825
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	69,153
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	113,500
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	100	100,325
Springfield School District No. R-12, Series 2023, GO Bonds.	5.00%	03/01/2040	60	63,133
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	75	77,596

				592,722

Montana-0.22%
Montana State Board of Regents, Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	256,031

Nebraska-0.35%
Omaha (City of), NE Public Power District, Series 2022 A, RB.	5.25%	02/01/2052	340	347,649
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	56,726

				404,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

346

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-0.47%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	$150	$162,919
Clark (County of), NV, Series 2022, RB, (INS - AGI)(a)	4.00%	07/01/2040	70	66,392
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	56,393
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	40	39,483
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	19,066
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	192,231

				536,484

New Jersey-2.77%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	82,042
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	533,497
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	80	71,511
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	51,695
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	15	15,284
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	26,764
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	21,204
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	131,073
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	55	62,481
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	30	33,178
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	450	497,673
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB.	4.00%	06/15/2042	25	22,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	25	28,062
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	30	32,829
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	90	97,373
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	101,754
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	75	79,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	15	15,769
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	35	39,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	20	22,781
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	25	28,615
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.50%	12/15/2032	10	11,774
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	30	32,616
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	45	49,204
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	45	47,927
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	115,996
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	75	79,736
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	50	51,855
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	50	51,024
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	95	97,974
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2032	50	56,124
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	65	72,961
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	300	336,744
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	117,905
Newark (City of), NJ, Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	45	47,283
Union County Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,002

				3,178,526

New Mexico-0.21%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	45,314
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	90,281
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	101,566

				237,161

New York-19.88%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	10	11,545
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	75,672
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	15	15,014
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	5	5,719
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	33,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

347

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2039	$60	$59,307
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	50	52,767
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	55,334
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	14,319
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	20,293
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	210	210,840
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	40	40,042
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	30	34,216
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	255	246,692
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	60	68,127
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	153,680
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	130	145,777
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	22,025
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	45	49,555
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,520
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	180	197,469
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	20	21,728
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	20	21,508
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	80	85,492
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	155	164,006
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	55	57,795
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	315,511
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	215	220,744
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	25	27,996
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	10	11,198
New York (City of), NY, Series 2022 D-1, GO Bonds	4.00%	05/01/2036	10	10,003
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,198
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	279,961
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	25	27,996
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	25	27,996
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2032	5	5,599
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	35	39,098
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2032	25	27,941
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2032	5	5,599
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	5	5,599
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,604
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	15	16,458
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,432
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	20	21,508
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	60	64,103
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	86,018
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	30	32,053
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	55	58,371
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	31,566
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	180	187,881
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	25,944
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	500	510,705
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	106,230
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	45	49,306
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	60	65,152
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	26,717
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	25	26,887
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	112,121
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	85	88,046
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	40	41,923
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	15,670
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	135,236
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2032	50	55,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

348

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB	5.00%	06/15/2032	$20	$22,867
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	505,546
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, RB	3.13%	06/15/2032	20	19,792
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	223,311
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	245	248,155
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	184,110
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	122,093
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2032	20	22,867
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2032	15	16,457
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,526
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	50	53,927
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	111,818
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	95	100,006
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	210	217,517
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	45	47,230
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	153,325
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	30,428
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	20	22,492
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	175	193,804
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	105	115,027
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,380
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	167,087
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	70	74,555
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	180	189,492
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	15,657
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	56,839
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	110	113,481
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	80	81,361
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	432,946
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,013
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2032	10	11,261
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	89,141
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2036	15	16,388
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2038	35	37,503
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,195
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	81,650
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	50	53,899
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	79,880
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	9,756
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	42,873
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	205	208,488
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	425	427,912
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	223,842
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	25	27,647
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	142,009
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	20	21,911
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	25	28,035
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	10	11,246
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	145,633
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	50	53,930
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	475	514,093
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	58,031
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	200	202,110
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	296,764
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	30	31,587
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	95	102,218
New York (State of), Series 2025 A, GO Bonds	5.00%	03/15/2032	20	22,999
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	405,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

349

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	$100	$98,968
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	315	355,746
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	30	33,955
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	165	182,055
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	81,157
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	60	58,914
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	5	4,721
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	225,871
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,178
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	15	15,075
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	45	48,721
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	59,040
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	65	63,824
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	705,201
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	560,978
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	31,423
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	80,227
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	10	11,378
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	259,751
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	16,988
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2035	105	114,344
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2036	50	53,898
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2037	175	187,080
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	15	16,516
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	116,392
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	135	147,586
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	15	15,856
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	10	8,551
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	277,959
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	28,083
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	20	23,012
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	25	27,648
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	30	34,066
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	20	22,710
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	163,295
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,542
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	55	59,605
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	37,587
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	210	223,336
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	50	52,737
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	40	41,928
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	285	286,030
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	65,229
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	185	202,568
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	135,294
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	25	25,818
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	100	101,906
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	283,711
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	475	478,554
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	150	148,241
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 F-1, RB	4.00%	02/01/2038	10	9,756
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2038	75	78,728
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	90,809
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	22,881
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	169,594
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	55,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

350

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	$105	$114,815
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	245	269,877
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	50	54,481
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	85	91,371
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	104,257
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	167,904
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	5	5,682
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	25	28,266
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	35,324
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	130	131,870
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	75	75,002
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	4,954
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	160	166,253
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	75	77,286
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	100	101,481
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	10	10,069
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	80	83,612
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	26,346
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	20	20,614
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	96,943
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	385	394,637
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	110	115,784
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	475	534,788
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	45	48,203
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	164,103
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 S, Ref. RB	5.00%	11/15/2032	10	11,386
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	40,894
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	111,166
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	168,357
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	235,268
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	244,908
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	135	136,346
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	353,489
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	55	62,407
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	204,556
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	35	40,000

				22,822,240

North Carolina-0.73%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	51,261
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	20,594
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2032	100	113,794
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	45,734
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	44,886
Nash Health Care Systems, Series 2025, RB	5.00%	02/01/2032	65	71,098
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	25	28,310
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	20	22,224
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	45	50,958
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	94,527
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	40	43,727
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2032	5	5,648
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	131,486
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,246
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	91,165

				837,658

Ohio-0.97%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	65	63,564
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	55	62,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

351

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	$20	$22,804
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	250	284,881
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	90	102,159
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	30	34,178
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2032	10	11,374
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	75	82,188
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,594
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2032	5	5,630
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	30	31,358
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB.	5.00%	06/01/2032	5	5,692
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	57,125
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	20	22,377
Rickenbacker Port Authority, Series 2002, RB.	5.38%	01/01/2032	100	110,385
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	210	213,798

				1,115,819

Oklahoma-0.81%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	25	27,793
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	110,577
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	206,380
Oklahoma (County of), OK Finance Authority, Series 2023, RB	5.00%	09/01/2041	295	303,687
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2036	25	26,774
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	260,435

				935,646

Oregon-0.42%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	34,128
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	114,719
Oregon (State of) Facilities Authority, Series 2014, Ref. RB	4.13%	11/15/2032	240	240,040
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	90,894

				479,781

Pennsylvania-3.38%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	100	100,842
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	56,475
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	10	10,615
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	199,140
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2042	15	15,607
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	60	62,583
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	165	191,161
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2042	5	5,156
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	50	50,715
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	100	98,293
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	133,373
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	78,787
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	169,870
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	396,363
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	45	50,986
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	45	50,058
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	175	189,661
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	50	53,032
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,172
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB.	5.00%	02/15/2038	20	20,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

352

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB.	5.00%	02/15/2039	$25	$25,894
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB.	5.00%	02/15/2047	10	9,812
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	180,562
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	3.00%	06/01/2032	50	49,465
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	85	96,575
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	15,149
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	35,877
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	15,318
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	162,852
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	429,527
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	75	84,194
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	100	100,231
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	154,696
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	68,700
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	180,870
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	20	22,044
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	30	32,135
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	106,512
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	159,063
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,182

				3,878,423

Puerto Rico-0.09%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	99,939

Rhode Island-0.03%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	35	36,900

South Carolina-0.52%
Charleston (City of), SC, Series 2022, RB.	5.00%	01/01/2052	100	101,800
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	15,968
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health),
Series 2022 A, RB	5.00%	10/01/2035	65	70,193
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	148,145
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	9,454
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	15	16,419
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	4,669
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	10	10,061
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	132,046
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,269
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,135
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	72,182

				601,341

Tennessee-0.62%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB.	5.25%	07/01/2047	145	148,600
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	20,998
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	15	15,371
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	35	37,929
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	195	209,604
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	14,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

353

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	$10	$9,327
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	253,854

				710,412

Texas-10.32%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	20,356
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	61,071
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	125	141,375
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	30	33,575
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	50	56,455
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	160	166,405
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	201,483
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	167,409
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB.	5.00%	08/15/2032	125	141,346
Board of Regents of the University of Texas System, Series 2023 A, RB.	5.00%	08/15/2034	55	60,906
Board of Regents of the University of Texas System, Series 2023 A, RB.	5.00%	08/15/2043	190	196,133
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	87,631
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	65	65,981
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	25	28,058
Comal Independent School District, Series 2024, Ref. GO Bonds,
(CEP - Texas Permanent School Fund)	5.00%	02/15/2032	40	44,842
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	8,824
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	50	50,426
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	105,190
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	82,907
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	21,932
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	55	59,786
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,261
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2032	5	5,647
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	27,651
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	35	38,304
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	85	90,899
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	21,173
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	45	47,306
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	15,032
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	235	265,413
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	35	39,530
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	83,985
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2032	15	16,797
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2032	10	11,198
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	41,613
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	20,677
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	156,951
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	20	22,521
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2047	100	101,308
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	79,350
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	115,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

354

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	$100	$100,533
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	90,255
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,218
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	94,166
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	125	140,757
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	100,906
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	20,441
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	197,414
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	10	11,281
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	50	45,918
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2032	20	22,297
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	70	70,205
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	41,571
Houston (City of), TX, Series 2014, RB	4.00%	11/15/2032	135	135,071
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	15	16,892
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	111,783
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	28,252
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	65,844
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	215	232,371
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	60	64,242
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	95,455
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	5	5,260
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	104,364
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	10	10,159
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,652
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	88,769
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	33,903
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	20	22,059
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2032	5	5,602
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	259,101
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	40	44,971
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	45	49,451
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	5	5,437
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	20,831
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,261
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	100,519
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	52,824
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	98,226
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	70	75,293
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	157,929
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	40	41,738
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2032	10	11,152
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	240	242,093
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	75	79,785
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	50	52,752
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	65,567
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2039	35	36,952
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	40	41,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

355

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2022 A, RB.	5.00%	07/01/2032	$210	$237,543
Permanent University Fund - University of Texas System, Series 2022 A, RB.	5.00%	07/01/2042	25	25,950
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	25	27,788
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	113,116
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	200,936
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	80	80,821
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	110,236
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	72,909
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	160,488
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	15	16,441
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	216,797
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	21,477
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	10	10,637
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,355
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	42,171
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	102,503
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	100,479
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,145
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	30	32,494
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	101,756
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,245
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	101,144
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	101,955
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB.	5.00%	03/01/2032	5	5,617
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	39,389
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	5	5,464
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	35	37,838
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	55	58,845
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	74,119
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	70	73,601
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	60	62,742
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB.	5.50%	11/15/2047	85	87,673
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB.	5.00%	11/15/2051	100	99,174
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	205	224,556
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	41,719
Tennessee (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2032	105	119,615
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB.	5.00%	08/15/2032	10	11,234
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	370	419,470
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	100	110,514
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	43,799
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	20	20,824
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	36,199
Texas (State of) Water Development Board, Series 2022, RB	4.55%	10/15/2038	10	10,248
Texas (State of) Water Development Board, Series 2022, RB	4.60%	10/15/2039	5	5,116
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,110
Texas (State of) Water Development Board, Series 2022, RB	5.00%	08/01/2041	5	5,234
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	205	208,712
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	101,557
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	275	279,572
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	145	164,055
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	255	271,085
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2032	25	28,057
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2032	50	56,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

356

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2020, Ref. RB.	3.00%	08/01/2032	$105	$103,508
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	78,125
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	43,826
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	25	26,973
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	15	15,913
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	40	41,693
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	164,319
University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2032	10	11,256
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	131,446
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	41,776
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	132,591

				11,847,030

Utah-1.49%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	147,380
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	111,539
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	105	113,887
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2037	50	52,911
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	115,311
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	15	15,608
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	120	124,046
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	20	20,520
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	132,327
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	60	61,680
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	25	25,079
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2036	20	21,699
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2032	100	112,848
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2034	35	38,617
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2035	25	27,350
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2037	140	150,495
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2038	50	53,229
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2039	20	21,127
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2040	95	99,689
University of Utah (The) (Green Bonds), Series 2022 B, RB.	5.00%	08/01/2042	135	139,209
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	105,929
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	20	20,088

				1,710,568

Virginia-2.01%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	158,633
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	30	31,357
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB.	5.00%	05/15/2036	15	16,234
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB.	5.00%	05/15/2037	15	16,094
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB.	4.00%	05/15/2042	250	229,711
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB.	5.00%	05/15/2032	10	11,236
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	76,001
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	151,292
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2034	25	26,283
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	5	5,214
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	35	39,598
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	20	22,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

357

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	$175	$173,905
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	81,966
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	81,321
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	21,117
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	40	41,401
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	170	192,334
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2037	25	26,906
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2038	25	26,671
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2032	15	16,971
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	40	44,759
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	62,546
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	20	22,276
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	105	115,753
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	70,895
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	80	86,503
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	101,881
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	100	101,318
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	80	90,774
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,190
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	90	92,394
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2037	60	61,031

				2,302,193

Washington-3.96%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	56,151
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	65	69,430
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	101,004
Energy Northwest, Series 2024 A, Ref. RB.	5.00%	07/01/2032	40	45,326
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	16,997
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	15	16,624
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	10	10,990
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	320,966
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	275	296,632
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	30	31,870
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	21,106
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	37,235
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	50,352
King (County of), WA, Series 2023, RB.	5.00%	01/01/2032	10	11,305
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	34,619
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	22,752
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

358

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	$30	$32,448
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	332,540
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	15,689
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	27,073
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	70	75,055
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	10	9,762
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	9,682
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	35	35,484
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,139
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,568
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	10	11,332
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	30	33,427
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	53,849
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	85	90,640
University of Washington, Series 2024 B, Ref. RB.	5.00%	07/01/2032	10	11,298
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	30,902
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	330	374,377
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	100	113,517
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	130,545
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	35	38,914
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	125	137,476
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	10	10,894
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	118,729
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	50	56,759
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	74,739
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	5	5,297
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,259
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	214,078
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	129,575
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	309,156
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	110,835
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	85	93,305
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	92,490
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	102,413
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	58,773
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	40	42,364
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	41,677
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	20	20,738
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	45,407
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	40	41,042
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	25,578
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	61,187
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,245
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	25,541
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	106,937

				4,548,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

359

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.96%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	$35	$39,725
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2032	20	22,274
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	108,902
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	21,618
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	53,108
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	5	5,273
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	119,175
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	25	28,445
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	260	295,829
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	5	5,090
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	35	36,156
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	357,805
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy), Series 2024 B, RB	5.25%	07/01/2044	5	5,124

				1,098,524

TOTAL INVESTMENTS IN SECURITIES(d)-96.86% (Cost $113,411,759)				111,204,310
OTHER ASSETS LESS LIABILITIES-3.14%				3,600,401

NET ASSETS-100.00%				$114,804,711

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

360

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.17%
Alabama-2.17%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$15	$16,645
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2036	5	5,361
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	60	63,696
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	77,999
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	100	103,958
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	123,507
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	608,075
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2040	5	5,247
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2043	445	455,111
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2044	100	101,730
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2049	25	25,094
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	309,111
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	15,220
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2016 B, Ref. RB	3.25%	09/01/2033	40	38,970

				1,949,724

Alaska-0.02%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	10	11,353
Alaska (State of) International Airports System, Series 2025 A, Ref. RB	5.00%	10/01/2033	5	5,665

				17,018

Arizona-1.35%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,136
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	20	22,487
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	100	97,751
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2040	5	5,294
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	27,864
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	80	88,275
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	70,992
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	15,576
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	40	41,795
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	160	165,953
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	275	280,845
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	116,984
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	262,112

				1,213,064

Arkansas-0.13%
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	115	116,864

California-16.06%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	63,997
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	133,065
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	5	4,368
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	40,714
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	175	178,987
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	102,434
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	49,692
California (State of), Series 2015, Ref. GO Bonds	3.50%	08/01/2033	85	85,000
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	280,734
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	164,822
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	264,648
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,680
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	34,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

361

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	$15	$17,179
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	10	11,274
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	280	313,772
California (State of), Series 2023, GO Bonds	5.00%	09/01/2036	50	55,731
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	20	21,974
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	75	81,867
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	90	97,145
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	624,168
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	15,864
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	98,028
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	103,074
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	170	188,441
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	315	333,725
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5	5,256
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	63,430
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	23,065
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	40	46,111
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2033	135	155,261
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	150	175,836
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,067
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	50	49,618
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	20	22,996
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	85	92,246
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	30	32,281
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	397,459
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	31,324
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	46,865
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	25	28,844
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	180	210,466
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	29,231
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	40	46,172
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	50	57,780
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	22,263
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2037	60	66,115
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	32,509
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,014
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	15,620
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	20	22,801
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	50,869
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	140	151,709
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	57,780
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	85	82,262
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	104,618
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,366
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	224,393
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2033	5	5,865
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2041	15	16,176
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	160	170,789
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	20	20,572
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	93,743
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	20	22,007
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	40,675
Imperial (County of), CA Community college District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,367
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	105	102,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

362

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Indio Electric Financing Authority, Series 2023, RB	5.25%	01/01/2053	$100	$103,927
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	386,133
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	101,946
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	25	29,302
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	33,507
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2038	90	99,521
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	55	60,819
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2035	220	240,890
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	50	53,291
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	25,380
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	124,124
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,130
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,104
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	20	21,871
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	16,220
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	80	84,452
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	70	71,459
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	172,392
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	10	10,015
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	22,389
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	16,813
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	78,360
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	25	29,268
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	87,856
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2033	5	5,822
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	80	93,899
Los Angeles Unified School District, Series 2025 A, GO Bonds	5.00%	07/01/2033	5	5,869
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	49,740
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	45	48,937
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	10,790
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	30	32,088
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	75	79,555
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	90	94,788
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	187,677
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	34,544
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,757
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,757
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,757
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2033	20	23,029
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2033	15	17,436
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	28,358
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2036	5	5,569
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,437
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,079
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	145,405
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	35	35,036
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	170	175,070
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	40	41,163
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	52,039
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	156,067
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	107,060
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2048	90	93,116
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	40,623
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	235	241,904
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	35,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

363

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	$10	$11,745
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2037	20	22,386
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	20	23,502
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	45,223
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,528
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	52,488
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	22,936
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	62,363
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	72,914
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,100
San Diego Community College District, Series 2024, GO Bonds	4.00%	08/01/2043	10	9,356
San Diego Unified School District, Series 2016, Ref. GO Bonds	3.00%	07/01/2033	50	49,178
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	100	103,229
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	25	25,520
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,263
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2033	15	17,565
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	57,023
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	65	67,507
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	34,681
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	25	24,392
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	118,573
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	50	50,143
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	100	110,358
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	52,428
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	120	125,209
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,363
San Francisco (City of), CA, Series 2023, Ref. RB	5.00%	11/01/2035	55	63,177
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2033	10	11,766
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	145	143,220
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	126,486
San Mateo County Transit District, Series 2025 A, Ref. RB	5.00%	06/01/2033	5	5,853
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2033	20	23,428
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	40,924
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	60	68,675
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	60	67,686
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	164,351
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2039	25	26,311
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	210	210,051
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	85	86,365
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	80	85,085
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	114,142
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	20	23,239
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	197,269
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	50	58,098
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	56,363
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	95	105,425
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	155	170,160
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	276,378
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	317,582
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	35	36,754
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	140	146,192
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	81,337
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	165	185,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

364

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	$55	$63,907
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	15	17,429
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	34,859
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	10	11,620
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	203,173
Washington Township Health Care District, Series 2023 A, RB	5.75%	07/01/2048	5	5,183

				14,416,734

Colorado-0.90%
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	35	39,080
Boulder Valley School District No. Re-2 Boulder, Series 2023, GO Bonds	4.13%	12/01/2046	150	135,602
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	175	181,973
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	15	16,590
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	25	27,234
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	206,182
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2042	10	10,395
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	25	27,753
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2036	45	49,355
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2037	70	75,921
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	25,040
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,555

				809,680

Connecticut-1.19%
Connecticut (State of), Series 2015 F, GO Bonds	3.63%	11/15/2033	50	50,020
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	20	19,852
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	33,930
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	40	42,185
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2033	125	142,523
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,688
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	222,681
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	30	34,266
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2033	5	4,824
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	39,230
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	44,406
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	15	16,476
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	215	233,857
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	26,904
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	25	26,262
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	15,936
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	50	56,130
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	52,230

				1,067,400

Delaware-0.23%
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	50	48,739
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,490
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	95,765
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	35	38,989
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	10,896

				205,879

District of Columbia-2.36%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	168,227
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	90	101,175
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	99,374
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	49,126
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	48,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

365

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	$100	$107,148
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2039	15	15,911
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	15	15,649
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,184
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	122,692
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	25,738
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	95	101,605
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	55	57,777
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	10	10,439
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	15,561
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	268,008
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	15	15,451
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	20	22,751
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	38,704
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2041	10	10,430
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	112,634
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	31,034
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	155	156,681
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	213,842
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	82,076
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	43,767
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	32,530
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	75	79,746
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	30	31,601
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	25	25,862
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,141

				2,114,549

Florida-3.03%
Brevard (County of), FL, Series 2023, RB	5.50%	09/01/2053	25	26,391
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	155	152,368
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	177,916
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	41,086
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	57,287
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,729
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	281,071
Florida (State of) Board of Governors (University of North Florida), Series 2023 A, RB, (INS - BAM)(a)	5.00%	11/01/2053	25	24,736
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	23,725
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	170	179,847
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	74,086
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	31,738
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,279
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	152,744
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	103,745
JEA Electric System Revenue, Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2033	30	34,081
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	300	317,219
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	17,504
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	155,822
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	158,195
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	15	16,437
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	164,371
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	3.25%	02/01/2033	145	142,999
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,084
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,365
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	83,740
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	56,726
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	15	16,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

366

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	$100	$101,073
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2039	5	5,271
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	32,870
Sarasota (County of), FL School Board, Series 2023, COP	5.00%	07/01/2035	40	44,234
Sarasota (County of), FL School Board, Series 2023, COP	5.00%	07/01/2037	5	5,429

				2,718,063

Georgia-1.73%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2033	135	154,038
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,166
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	175	176,471
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	79,629
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	50	56,149
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,001
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,663
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	5	5,733
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	28,749
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	333,857
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,511
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	206,662
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	47,043
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	35	39,364
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,712
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	25	28,561
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	282,213
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2033	80	90,308

				1,555,830

Hawaii-0.05%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,252
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	10	9,890
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	15,437

				49,579

Idaho-0.46%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2040	35	37,133
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	21,032
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	258,794
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	80	91,659

				408,618

Illinois-4.12%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	71,145
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	160	176,320
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	123,007
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	170	180,279
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	249,539
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2043	25	25,659
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	26,200
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	169,848
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2041	25	24,733
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	35	40,583
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	138,561
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	78,102
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2033	85	78,187
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	10	10,107
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	169,821
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2033	5	5,476
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	49,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

367

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	$35	$37,208
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	15,763
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	486,606
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	105	115,038
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	25	27,700
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	5	5,321
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	44,333
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	30	30,192
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2033	10	11,357
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2033	70	70,016
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2033	65	72,950
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	134,676
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	44,954
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB(b)(c)	4.00%	09/09/2025	230	230,064
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	191,696
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	75	78,523
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	85	87,249
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	150	155,796
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	80	88,707
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	40	44,602
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	90	97,911
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,086

				3,699,121

Indiana-1.22%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	40	44,472
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	5	5,597
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	73,019
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	25,984
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	102,890
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	75	75,152
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	44,190
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	92,803
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	149,047
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	202,222
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	129,703
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	50,011
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2043	20	20,632
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2044	80	82,261

				1,097,983

Iowa-0.37%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	103,643
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	145	161,090
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2037	10	10,879
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2039	50	53,481

				329,093

Kentucky-0.70%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	139,393
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	165,669
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	80	88,392
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	40	40,247
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	155	169,588
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	25	25,151

				628,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

368

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.96%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	$250	$256,259
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,153
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	23,640
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,308
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	113,338
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	80	88,644
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	10,899
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	216,589
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	100	99,713
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	35	35,408

				865,951

Maryland-1.09%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	20	20,301
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	75	84,455
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	50,284
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	40	35,648
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	45	49,611
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	135	123,685
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	152,788
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	180	197,316
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	110,681
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	40	38,802
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2033	65	74,063
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	40	38,895

				976,529

Massachusetts-4.47%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	102,460
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	28,386
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	50	49,654
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,008
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	70	68,969
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2033	10	11,210
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	70	78,799
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,402
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	38,970
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	77,181
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	15,911
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	200	207,487
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	705	716,388
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	35,289
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	21,837
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	20,251
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	56,894
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	100	111,344
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	22,052
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	16,208
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	70	73,615
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	36,310
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	205	208,465
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	20	21,421
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	100	101,004
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	176,514
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	16,383
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	124,259
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	285	287,555
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	40	46,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

369

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2033	$5	$5,757
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	21,011
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	15,610
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	165	170,603
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	325	334,033
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	235	225,475
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	30	28,359
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	10	10,188
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	130	126,995
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2005, Ref. RB	5.00%	11/01/2033	20	23,149
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	109,091
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	15	17,314

				4,014,871

Michigan-1.55%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	100	100,955
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2048	25	25,273
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	124,495
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	144,019
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	30	33,554
Michigan (State of), Series 2023, RB	5.00%	11/15/2036	15	16,620
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	65	71,276
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	20	21,506
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	130	138,845
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	50	52,816
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	51,891
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	95	97,325
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	259,857
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	116,347
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	65	61,346
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	15	15,246
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	25	25,395
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	20	20,282
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	15	15,511

				1,392,559

Minnesota-0.79%
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2033	50	57,485
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	55,660
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	66,168
Minnesota (State of), Series 2023, COP	5.00%	11/01/2037	80	87,030
Minnesota (State of), Series 2023, COP	5.00%	11/01/2039	5	5,315
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	217,894
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	25	28,643
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	100,402
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	33,094
Rochester City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	40	45,553
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,170

				708,414

Missouri-0.91%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	40	44,306
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	5	4,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

370

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	$15	$13,580
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	180	201,934
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	82,180
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	25	26,834
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	110,029
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	335,783

				819,204

Nebraska-0.84%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	67,504
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	40	41,090
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	30	31,175
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	262,929
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	55	61,423
Omaha Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2038	40	43,154
Omaha Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2039	80	85,473
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	161,754

				754,502

Nevada-0.71%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	40	38,540
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	26,669
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	10,603
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	182,132
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	10	8,770
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,036
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	60	57,889
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	25	28,513
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	111,939
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	5	5,528
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	53,559
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	42,405
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,373
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	50	57,122

				639,078

New Jersey-2.68%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	203,824
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	4,795
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, RB	5.00%	06/15/2038	70	74,038
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	25	26,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	290,522
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2038	45	47,596
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	44,872
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	135	147,474
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	27,003
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	96,197
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	15,725
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	15	15,589
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	15	16,827
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	45	49,388
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	85	92,184
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	110	117,986
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	50	53,040
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	55	57,802
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	156,200
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	36,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

371

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	$115	$116,818
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	205	205,872
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	115	117,365
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	15	16,827
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	20,812
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	350	355,949

				2,407,539

New Mexico-0.12%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	40	34,024
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	65	74,094

				108,118

New York-19.14%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2041	10	10,615
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	57,158
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	25,605
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	265	269,954
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2033	10	11,614
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,266
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,713
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,075
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	80	80,164
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	241,752
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	180	165,096
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	45	42,594
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	85,166
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2036	15	16,658
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2038	45	48,914
New York & New Jersey (States of) Port Authority, Series 2014, RB	3.50%	12/15/2033	5	4,938
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	31,009
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	26,558
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,126
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2040	50	53,117
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	200	208,376
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	10	10,336
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	42,103
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	64,766
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	50,680
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	100	93,884
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	5	4,954
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	59,726
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2033	65	73,211
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2035	20	21,956
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	15	15,730
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,201
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	15	15,494
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	20	22,526
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	142,715
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,438
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	80	85,133
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2033	10	11,263
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2035	5	5,489
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	5	5,139
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2037	45	48,442
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	30,044
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,632
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	10	11,249
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

372

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2033	$5	$5,632
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	548,903
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	65,274
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	140,015
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2038	190	202,511
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	45	47,564
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	10,469
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	160	166,189
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	95	99,232
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	72,739
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	260,942
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	50	56,316
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	125	134,562
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2033	10	11,245
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	40	44,965
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	103,298
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	44,725
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2038	15	16,169
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	600	611,491
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	63,026
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	15	15,547
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	250	257,280
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	60	67,485
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	290	321,422
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	60	64,231
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	256,298
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	80	82,778
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	108,863
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	30	33,383
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	33,388
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	99,461
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2037	25	26,974
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	440	470,590
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	60	63,612
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	20	21,010
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	15	15,395
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	112,299
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	230	233,116
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	65	65,248
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	286,629
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2037	30	32,207
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	33,760
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	60	66,838
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	211,252
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	79,813
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	15	15,845
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	60	63,041
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	65	67,794
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	59,357
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	85	90,139
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	55	57,294
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	15	15,490
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	164,304
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	25	28,191
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	5	5,638
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,555
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,555
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	54,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

373

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	$40	$43,335
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	5	5,367
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	80	85,870
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	207,388
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	25	26,588
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	10	10,353
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	20	20,988
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	10,506
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	513,446
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	138,271
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	100	112,945
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	35	39,531
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	104,644
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	27,214
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	120	128,465
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	33,266
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	5	5,491
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	90	97,255
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	22,583
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	16,633
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	30	32,634
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	625	543,622
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	55	61,377
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	50	57,612
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	20	22,715
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	20	22,101
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	60,042
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2037	15	16,197
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	60	64,205
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	35	38,997
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	65	71,680
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	170	185,665
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	59,376
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	110	117,491
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	31,732
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	50	52,388
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	204,422
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	25	28,651
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	16,707
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2037	305	335,312
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	60	65,204
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	20	22,715
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	25	28,394
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	55,798
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2033	10	11,372
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	5	5,522
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	130	130,738
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	55	55,037
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	25	28,962
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	90,458
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	30	32,747
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	66,063
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	95	104,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

374

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2033	$20	$23,138
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	182,332
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	139,986
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 E-1, RB	5.00%	11/01/2035	25	27,486
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,122
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	50	57,559
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2035	10	11,186
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2035	30	33,401
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2033	10	11,379
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	96,347
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	40	41,712
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	20,534
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	137,476
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	220	223,506
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	354,322
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	55	55,553
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	15	15,129
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	250,981
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2040	20	21,152
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2041	25	26,194
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.25%	05/15/2058	375	385,247
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	22,588
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,420
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	5	5,703
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	125	125,868
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	15	17,141
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	115	124,576
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	16,060
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	75	81,677
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	190	205,804
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	65	68,233
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	40	41,334
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	25	28,310
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	27,791
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	125	137,006
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	58,103
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2043	45	46,352
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	170	171,858
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	27,972
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	85	93,923
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	85	93,091
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	55	59,339
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	204,819
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,113
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	26,610
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	31,794
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	22,573
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	60	62,096
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI), (Acquired 06/20/2024; Cost $225,205)(a)(d)	5.75%	11/01/2048	200	212,623

				17,174,882

North Carolina-0.64%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	258,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

375

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	$20	$22,624
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	80	78,256
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	40	38,984
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	16,814
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	5	5,707
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	20	22,988
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2037	15	16,552
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	100	114,865

				575,221

Ohio-2.20%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	129,688
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2035	40	44,883
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2036	50	55,431
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2037	25	27,394
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	50	47,885
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	198,945
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	76,644
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	22,866
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	25	27,644
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	50,363
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	32,635
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	160	160,232
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	5	5,072
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	10	11,331
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2039	50	53,434
Ohio (State of) Water Development Authority, Series 2023 A, RB	5.00%	12/01/2037	5	5,456
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	45	51,374
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	62,366
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023, RB	5.00%	12/01/2033	30	34,250
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	401,990
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	15	15,986
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	270	286,103
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,253
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	30	34,360
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	25	28,331
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,624
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	90	100,359

				1,975,899

Oklahoma-0.26%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,577
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,596
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	105	114,660
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	54,083
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	20	21,355
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	5	5,304
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	5	5,266
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	20	20,806

				232,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

376

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-1.49%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2033	$90	$86,988
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2035	35	39,054
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,563
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	43,303
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	120	128,749
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	60,185
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	95	100,062
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	57,200
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	5	5,557
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	150	165,127
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	50	54,397
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2038	15	16,149
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	115	122,182
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	73,739
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	10,516
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	67,439
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	25	28,331
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	39,140
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	15	16,597
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	101,890
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	65	70,806
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	25	26,897
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,074

				1,335,945

Pennsylvania-3.21%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	20	22,797
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,104
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	46,827
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2035	170	187,993
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2036	50	54,703
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	425,599
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2033	30	33,643
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	5	5,682
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2037	135	146,854
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2038	35	37,652
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, Ref. GO Bonds	5.00%	09/01/2039	25	26,775
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	73,337
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	45,036
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	289,761
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	531,483
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	10,512
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	60	67,243
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	88,230
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	90	90,423
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	160	163,762
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	35	37,729
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	30	33,219
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	221,526
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	45	47,489
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	20	20,842
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	25	28,391
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	25,254
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	48,564
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	70	67,971

				2,884,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

377

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.29%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	$60	$66,628
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	49,730
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	54,739
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	84,965

				256,062

Tennessee-1.00%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	76,787
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	153,920
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	65	67,150
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2043	5	5,137
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	130	132,945
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	72,830
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	40	44,224
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	45	45,318
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	20	22,514
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,720
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	105	115,936
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	98,310
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	21,656
Tennessee (State of), Series 2023, A GO Bonds	5.00%	05/01/2040	20	21,447

				894,894

Texas-12.36%
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	51,036
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	56,401
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	80	88,462
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,473
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	70,413
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	53,526
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,175
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	5	5,671
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	56,671
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	40,460
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	20,508
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2034	5	5,532
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	191,777
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2036	50	54,276
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2038	95	101,078
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2039	35	36,959
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	103,182
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	51,302
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	101,235
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	35	35,596
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	60,853
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,362
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	120	121,857
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	101,634
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,422
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	101,548
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	162,312
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	202,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

378

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	$80	$86,602
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	26,560
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,180
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	317,106
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,293
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	67,420
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	5	5,616
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,483
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	20	21,684
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	53,722
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2038	5	5,318
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	25	26,370
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,389
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2033	10	11,232
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	45	46,407
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	102,674
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,544
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,463
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	110	119,031
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	42,783
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	155,318
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	147,047
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,498
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,047
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	25,753
Fort Bend County Texas Public Facility Corp., Series 2023, RB	5.00%	03/01/2048	65	65,790
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	50,958
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	70	76,535
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	25	27,012
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	53,384
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	40	42,205
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	78,327
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,370
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	232,696
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	50,473
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	90	90,850
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	15	16,941
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,056
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	200	200,273
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	61,210
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	35	39,463
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	110	115,289
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	125	133,198
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,640
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	5	5,677
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	40,829
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	61,606
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	50	44,092
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	130	137,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

379

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	$10	$10,415
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,662
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	02/15/2053	500	503,300
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	15,662
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	164,204
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	175,977
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	35	37,973
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	35	37,533
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	47,816
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2035	25	27,427
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	30	32,592
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2041	20	20,744
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	153,543
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	15	15,305
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	50,474
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	10	10,196
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,456
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	10,812
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	42,814
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	30	28,810
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	115	116,241
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	101,025
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	150	149,414
Northwest Independent School District, Series 2024, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	02/15/2049	115	116,017
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	40,750
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	75	84,212
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	300	317,500
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,247
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	111,229
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	88,759
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	103,101
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	72,183
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	100,598
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	59,763
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,310
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	325,575
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	75	79,171
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	21,133
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	26,031
San Antonio (City of), TX, Series 2023, RB	5.00%	02/01/2037	75	80,542
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	15,493
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	113,779
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	101,896
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	50,279
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	151,363
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	100	89,741
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2033	100	111,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

380

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	$75	$71,226
Texas (State of) Transportation Commission, Series 2023 A, RB	5.00%	10/15/2033	15	17,008
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	139,452
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	310	338,836
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	69,602
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	5	5,258
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,391
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	28,486
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	90	97,792
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	30,739
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	75,747
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	250	257,707
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	227,611
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,539
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	150	164,264
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	101,110
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	56,513
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGI)(a)	4.75%	01/10/2054	150	139,647
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	187,974
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	150	133,148

				11,090,192

Utah-0.31%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	15	16,463
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2033	10	11,114
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	129,053
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	79,259
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	40,029

				275,918

Vermont-0.03%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2023, RB	5.00%	11/01/2052	25	24,932

Virginia-1.39%
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2035	15	15,663
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	55,353
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	40	43,893
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	10	9,279
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	45	46,354
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	70	66,806
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	79,606
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	165	176,988
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	270	286,657
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	70	73,782
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,119
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2037	75	81,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

381

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	$20	$22,745
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	73,145
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	74,214
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	103,822
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	25,761

				1,247,091

Washington-3.60%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	56,860
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	50,233
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	98,931
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	135	146,964
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	90	96,752
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	135	144,014
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	30	32,489
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	15	16,075
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	10	10,570
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	34,080
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,228
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,139
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,169
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	75,885
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	111,802
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	20	22,828
University of Washington, Series 2024 C, RB	5.00%	04/01/2033	10	11,346
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,613
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	20	22,322
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2038	60	64,605
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	26,224
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2033	20	22,773
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,705
Washington (State of), Series 2025-2, Ref. GO Bonds	5.00%	08/01/2033	30	34,240
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	33,081
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	87,090
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	60	64,585
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	85,406
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	31,750
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	40	45,547
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	21,871
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	118,906
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	20	21,426
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,514
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	87,087
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,338
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	35	39,161
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	180	195,958
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	105	113,178
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	58,725
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	10	10,562
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	130	136,178
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	45	46,757
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	15,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

382

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	$55	$57,733
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	5	5,205
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	36,221
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	55	62,774
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	175,658
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	200,598
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	15,377
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	25	25,537
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	33,483
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	150	163,288
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	43,043
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	53,115

				3,227,280

West Virginia-0.37%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	62,743
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	100	102,854
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	20	20,772
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	110	111,783
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	35	36,003

				334,155

Wisconsin-0.67%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	125	136,435
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	27,949
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2038	70	75,587
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	60	66,735
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	145	159,601
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	125	133,943

				600,250

TOTAL INVESTMENTS IN SECURITIES(e)-97.17% (Cost $90,060,260)				87,214,173
OTHER ASSETS LESS LIABILITIES-2.83%				2,535,511

NET ASSETS-100.00%				$89,749,684

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

383

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

August 31, 2025

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Restricted security. The value of this security at August 31, 2025 represented 0.24% of the Fund’s Net Assets.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

384

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)

August 31, 2025

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.48%
Alabama-0.19%
Jacksonville (City of), FL Building Authority, Series 2024 A, RB, (INS - BAM)(a)	5.25%	08/01/2049	$75	$75,644
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2034	5	5,482
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2034	10	10,573
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	04/01/2049	15	15,156

				106,855

Arizona-1.59%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	95	105,761
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2039	35	36,293
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2041	135	137,808
Maricopa County Union High School District No. 216 Agua Fria, Series 2025, GO Bonds	5.00%	07/01/2044	15	15,563
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	5	5,630
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	225	230,575
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	200	207,245
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2039	20	21,734
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	75	76,122
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	50	50,715
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,096

				902,542

California-14.03%
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2036	55	62,415
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	75	73,528
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	39,169
California (State of), Series 2024, GO Bonds	5.00%	09/01/2036	15	16,812
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	135	146,920
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	10	10,883
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	85	91,174
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	20	21,122
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	115	123,266
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	25	26,250
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	50	52,500
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	150	155,729
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	50	51,892
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	105,158
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2035	15	17,015
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	25	27,732
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	175	178,152
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	5	5,520
California (State of) Enterprise Development Authority (Provident Group- Panoma Properties LLC), Series 2024, Ref. RB	5.00%	01/15/2045	10	9,890
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	75	77,308
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	33,050
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	153,089
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2024, Ref. RB	5.00%	08/15/2034	25	28,959
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2036	10	10,497
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2039	65	66,222
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	50	49,626
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	105	111,979
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	5	5,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

385

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2037	$10	$11,135
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2039	20	21,717
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2034	5	5,806
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2036	50	56,263
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2038	10	10,924
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	190	206,249
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	223,788
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	100,243
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2041	5	5,391
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2042	55	58,747
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	17,540
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	38,495
California State University, Series 2024 A, RB	5.00%	11/01/2043	5	5,298
California State University, Series 2024 A, RB	5.00%	11/01/2044	10	10,532
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	80,402
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	20,594
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2034	5	5,893
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2051	50	50,489
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	75	77,670
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	15	16,620
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2037	10	10,764
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2038	65	69,047
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2039	90	94,908
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2035	15	16,480
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	80	86,417
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	20	21,173
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	265	278,690
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2040	35	36,708
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2036	40	43,491
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	40	41,448
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	60	60,897
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2034	55	61,503
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2039	85	89,609
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	27,711
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	5	5,893
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,737
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2036	5	5,664
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	30	33,264
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2039	25	27,108
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2040	20	21,471
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2042	5	5,249
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	25	26,420
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	30	31,738
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2036	55	63,168
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	100	103,036
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	3.00%	01/01/2034	110	105,810
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2038	40	43,910
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2039	10	10,882
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	55	60,324
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	170	177,503
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2034	10	11,660
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	45	48,048
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	65	68,349
Madera Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	08/01/2050	100	102,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

386

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	$5	$5,887
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2036	30	34,287
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	50	52,051
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	119,561
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	15	15,457
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	10	10,279
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	95	97,831
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	75	76,805
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2036	10	11,354
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	30	31,300
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	25	25,535
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	45	46,769
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	5	5,060
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	65	67,225
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	15	14,540
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	23,514
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	20	22,681
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	20	22,178
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	10	10,312
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	34,768
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2042	115	123,479
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2043	25	26,598
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	75	77,152
San Francisco (City & County of), CA, Series 2017, COP	3.25%	04/01/2034	155	150,312
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2041	5	5,290
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2042	10	10,487
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	40	40,758
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2039	20	22,095
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	10,931
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2045	25	25,999
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	125	128,206
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	100	101,827
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	160	154,151
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	50	52,232
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	285	269,337
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	70	68,134
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	20	23,179
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	20,675
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,321
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2038	35	37,368
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2040	50	52,403
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	100	100,347
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2034	40	44,891
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2034	5	5,811
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	40	44,881
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	45	49,891
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2038	15	16,396
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2039	45	48,824
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	37,633
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	5	5,325
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	15	15,653
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2034	215	249,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

387

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	$25	$28,051
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2037	35	38,804
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	175	191,288
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	25	27,124
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	95	102,148
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	30	31,307
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	55	57,162
University of California, Series 2024, Ref. RB.	5.00%	05/15/2043	15	15,735
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	30	28,630

				7,949,233

Colorado-2.64%
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	102,033
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	35	37,605
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	5	5,337
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	75	79,510
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	70,854
Board of Water Commissioners City & County of Denver (The), Series 2024 A, Ref. RB	5.00%	09/15/2041	40	42,621
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	90	90,860
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2034	65	74,596
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	35	38,225
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	110	113,661
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	150	159,483
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 B, Ref. RB	5.00%	05/15/2034	20	22,603
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	15,006
Denver (City & County of), CO, Series 2020 A, GO Bonds	3.00%	08/01/2034	25	23,753
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2034	5	5,625
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2036	20	22,827
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2039	15	16,554
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	70	76,770
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	10	10,757
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	10	10,688
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	106,062
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	55	57,790
Grand Junction (City of), CO, Series 2024, RB	5.00%	03/01/2049	20	20,377
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	25	24,886
Johnstown (Town of), CO, Series 2024, RB, (INS - BAM)(a)	5.00%	12/01/2048	10	10,196
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2043	65	69,370
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	79,553
Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2034	10	11,303
Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2036	5	5,548
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2034	10	11,520
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	10	11,225
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	65	70,985

				1,498,183

Connecticut-1.66%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2036	160	177,604
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	100	109,798
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2038	20	21,700
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	35	37,669
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2036	5	5,577
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2036	60	66,903
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2037	60	66,045
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2038	45	48,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

388

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2039	$15	$16,170
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	50	53,504
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	40	44,109
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	210	229,374
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	10	10,802
Connecticut (State of) (Social Bonds), Series 2024 C, GO Bonds	5.00%	03/01/2034	5	5,713
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2036	5	5,606
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	5	5,455
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2040	25	26,772
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2041	10	10,601

				942,258

District of Columbia-1.34%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	85	88,597
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	55	56,966
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	70	72,122
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	20,521
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	150	152,257
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2037	75	82,306
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	133,833
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2039	20	21,455
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2040	25	26,558
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	20	21,052
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	50	51,063
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	30	30,256

				756,986

Florida-4.04%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	195	183,950
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	15	15,171
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	73,750
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	5	4,697
Florida (State of) (Capital Outlay), Series 2025 A, GO Bonds	5.00%	06/01/2034	40	45,932
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	50	50,396
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2034	25	28,591
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	10	9,981
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	99,305
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	325	333,320
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	25	25,765
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	10	11,248
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2034	40	44,842
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,254
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	75	81,168
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2039	25	26,386
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2040	10	10,494
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2041	15	15,662
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	125	118,633
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	100	101,094
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	15	15,396
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2034	5	5,602
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	35	35,125
Orlando (City of), FL Reclamation System Revenue, Series 2024 A, GO Bonds.	5.00%	10/01/2054	20	20,218
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2037	25	27,557
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2038	190	206,783
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	10	11,476
Osceola (County of), FL, Series 2025, RB	5.00%	10/01/2036	55	60,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

389

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Pasco (County of), FL, Series 2024 A, RB.	5.00%	10/01/2054	$130	$131,228
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2037	15	16,257
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2039	55	58,612
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	70	65,847
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	15	16,413
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	40	43,278
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2038	35	37,841
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	10	10,735
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	51,589
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	25	25,457
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2045	40	41,087
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	110	113,609

				2,286,593

Georgia-1.05%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	35	39,147
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	5	5,353
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2041	30	31,682
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	95	96,759
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	50	50,497
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2038	35	38,008
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2039	10	10,798
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,184
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	75,898
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	65,501
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	07/01/2034	10	11,396
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2037	5	5,524
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2036	35	39,061
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	15,526
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	65	66,014
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	35	35,305

				596,653

Hawaii-0.34%
Honolulu (City & County of), HI (Second Bond Resolution), Series 2024, Ref. RB	5.00%	07/01/2039	35	37,830
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	153,573

				191,403

Idaho-0.32%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	101,620
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	70	80,440

				182,060

Illinois-4.78%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2037	25	26,622
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	145	152,845
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2038	85	91,258
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	50,942
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2042	25	25,719
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	57,133
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	100	100,500
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2034	5	5,634
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2039	45	48,039
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	45	47,738
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	105	108,543
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2034	30	33,505
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	142,901
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(a)	3.75%	01/01/2034	45	44,796
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	14,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

390

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	$45	$44,847
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2034	25	27,627
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2036	20	21,482
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	25	26,505
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	30	31,409
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2039	10	10,363
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	5	5,143
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	115	116,904
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	10	10,288
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	20,310
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2036	250	270,692
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	60	63,494
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	50	51,930
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2041	5	5,142
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2034	35	38,716
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2036	25	26,982
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2037	50	53,232
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	45	47,326
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	15	15,624
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	24,948
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	10,390
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	95	98,303
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	65	66,982
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	35	37,979
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	155	171,078
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	105	114,431
Illinois (State of) Toll Highway Authority, Series 2024, Ref. RB	5.00%	01/01/2039	110	117,232
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	21,926
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2034	100	111,761
Springdale (City of), AR, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2036	10	10,892
Springdale (City of), AR, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2039	55	57,748
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	20,680
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2024, Ref. RB	5.25%	04/01/2041	5	5,269

				2,708,776

Indiana-0.73%
Brownsburg 1999 School Building Corp., Series 2024 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2043	60	61,343
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	30	32,373
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2037	15	16,495
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2038	30	32,650
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	85	90,281
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2041	10	10,537
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	104,321
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	10	11,396
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	20	19,850
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	35	36,593

				415,839

Iowa-0.19%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	61,894
Iowa (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	08/01/2034	40	45,687

				107,581

Kansas-0.18%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	60	57,063
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	20	22,781
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	21,325

				101,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

391

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.67%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	$35	$36,626
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	35	36,910
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2037	50	54,388
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2039	15	15,904
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	155	159,926
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	15	16,499
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	15	16,269
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	40	40,494

				377,016

Louisiana-0.65%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	56,750
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2036	35	38,745
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2038	30	32,613
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2036	45	49,709
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2038	25	27,005
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2040	75	78,897
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	80	86,947

				370,666

Maine-0.21%
Bar Harbor (Town of), ME, Series 2024, GO Bonds	5.00%	09/01/2054	10	10,233
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	40	43,794
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2037	5	5,418
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	5	5,342
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2039	30	31,780
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	25	25,196

				121,763

Maryland-1.31%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	120	134,452
Maryland (State of), Series 2019 A, GO Bonds	2.25%	08/01/2034	15	12,976
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	10	11,307
Maryland (State of) (Bidding Group 3), Series 2024, GO Bonds	5.00%	06/01/2037	115	127,404
Maryland (State of) (Bidding Group 3), Series 2024, GO Bonds	5.00%	06/01/2039	80	86,610
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	30	28,292
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	100	100,277
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2038	20	21,724
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2039	100	107,634
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	20	20,798
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	20	21,324
Montgomery (County of), MD, Series 2021 A, GO Bonds	3.00%	08/01/2034	25	23,902
Prince George’s (County of), MD, Series 2019 A, GO Bonds	3.00%	07/15/2034	15	14,322
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	28,815

				739,837

Massachusetts-5.69%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2034	305	299,517
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2034	70	67,512
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	3.00%	09/01/2034	10	9,668
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2034	10	11,310
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	220	240,003
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	253,614
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	25	26,385
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	60	62,783
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2039	150	162,096
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2040	100	106,637
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2041	15	15,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

392

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	$35	$36,653
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	15,534
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	50	51,710
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2044	85	88,118
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,324
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	5	5,711
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2036	25	27,892
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2038	15	16,341
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2039	45	48,550
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	60	63,435
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	65	68,115
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	10	10,415
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	20	20,453
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	126,575
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2034	5	5,691
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2036	10	11,098
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	110	118,195
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	25	26,685
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	25	26,431
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	45	47,190
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2040	20	21,381
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	10,586
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,185
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	136,850
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2038	5	5,436
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	50	53,557
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	63,625
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	55	57,780
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	26,093
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2046	45	46,321
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2047	10	10,239
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	105	106,413
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	10	11,746
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	30	32,100
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	15	15,741
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	20,566
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	135	140,230
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2034	5	5,556
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	240	246,300
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, GO Bonds	5.00%	08/01/2039	75	81,478
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	25	25,782
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	20	20,299

				3,223,751

Michigan-1.27%
Berkley School District, Series 2024, GO Bonds	5.00%	05/01/2049	50	51,048
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2037	15	16,324
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2037	130	141,470
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	145	156,040
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2037	25	27,206
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	75	76,230
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	50	51,895
Michigan (State of) Building Authority (Facilities Program), Series 2024, RB	5.25%	10/15/2054	45	46,313
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	150	153,989

				720,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

393

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-1.13%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	$100	$100,143
Minnesota (State of), Series 2023, COP	5.00%	11/01/2034	40	45,057
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	25	26,803
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	10	10,567
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	115	118,053
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2034	25	28,870
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	5	5,749
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2036	10	11,147
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	88,164
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2039	10	10,817
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	50,693
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	40	40,508
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	50	51,893
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,040
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	17,111
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	26,122

				641,737

Mississippi-0.02%
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities), Series 2024, Ref. RB	5.00%	08/01/2053	10	10,072

Missouri-0.43%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2034	80	92,290
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2034	5	5,585
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	140	143,676

				241,551

Nebraska-0.33%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	70	75,616
Omaha Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	75	78,149
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2034	30	33,853

				187,618

Nevada-0.60%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	32,994
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2039	20	21,265
Clark County School District, Series 2024, GO Bonds	5.00%	06/15/2038	80	85,924
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	20	22,851
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	60	66,710
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2037	45	49,534
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	50	54,217
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	5	5,425

				338,920

New Hampshire-0.20%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	110	114,057

New Jersey-5.05%
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2034	85	71,127
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	49,164
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2037	35	38,919
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2038	115	126,434
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2040	10	10,795
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	15	15,867
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	200	209,000
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	125	123,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

394

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	$40	$41,851
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	127,579
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	10	10,286
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2036	25	27,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB.	5.00%	06/15/2034	35	38,934
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2036	150	163,957
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	150	161,982
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	145	156,220
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	70	73,919
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	5	5,227
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	80	84,481
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2036	130	142,075
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2037	15	16,202
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	65	69,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2039	70	73,928
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2040	25	26,135
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	40	41,398
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	40	40,983
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	160	162,748
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	95	96,387
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	225	232,211
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	50	51,862
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	100	103,384
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	170	175,687
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2034	80	90,526

				2,860,018

New York-20.66%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2037	100	109,467
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	21,611
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,603
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	26,285
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,254
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	102,672
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	25	25,845
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	105	105,117
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	150	151,200
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	20	20,498
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2034	40	44,117
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2035	10	10,894
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	10	10,763
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	20	20,816
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	10	10,057
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	35	35,018
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	15	15,993
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,262
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	30	30,295
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	60	63,003
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	5	5,190
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	170	175,457
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	40	41,092
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	15	15,120
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,603
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	45	45,771
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2036	55	60,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

395

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2037	$20	$21,974
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2038	15	16,303
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	75	80,941
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	20	20,975
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	35	35,609
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2036	40	44,330
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2038	160	174,005
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	20	21,329
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2036	15	16,520
New York (City of), NY, Series 2016 C, Ref. GO Bonds	3.00%	08/01/2034	80	75,376
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	200	188,302
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,104
New York (City of), NY, Series 2023 A, GO Bonds.	5.00%	08/01/2034	15	16,656
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	125	138,800
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2034	25	28,182
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2036	25	27,505
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2037	130	141,307
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	60	66,109
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	50	54,409
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2038	120	128,933
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2039	15	15,964
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	15	15,473
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	45	46,154
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	40	41,145
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	10	10,484
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	25	26,029
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	130	131,617
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	150	151,569
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2037	30	32,638
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2038	55	59,065
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2039	50	53,201
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	20	21,100
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	45	46,430
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	55	56,420
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2034	15	16,909
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	26,779
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	105	111,012
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	50	50,640
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	100	103,267
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	100	102,262
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	80	81,271
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2049	50	50,738
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2037	15	16,619
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2039	115	124,386
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2034	95	108,942
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	120	123,831
New York (City of), NY Municipal Water Finance Authority, Subseries 2024, Ref. RB	5.00%	06/15/2034	135	154,813
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.00%	05/01/2034	35	33,498
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2039	5	5,374
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	70	74,229
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	25	26,266
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	115	117,628
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	20	20,211
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	50	51,537
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	20	21,888
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2039	40	42,989
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	25	26,398
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	50	50,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

396

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	$10	$11,307
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	225,412
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	160,041
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	215	227,346
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	5	5,280
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	26,178
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	90	92,820
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	120	123,237
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	60,890
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	5	5,046
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	100	102,507
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	35	36,475
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	35	35,970
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	60	60,694
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	110	113,497
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	10	10,900
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	80	86,417
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2039	40	42,852
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	145	153,332
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	70,514
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	184,964
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	106,041
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	20	21,760
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2038	25	26,945
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	60	63,625
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	70	71,905
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	15	15,235
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	150	150,992
New York (State of) Dormitory Authority, Series 2019, RB	3.00%	07/01/2034	15	13,905
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	10/01/2036	10	11,252
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	30	31,085
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	40	41,024
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	75	76,060
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	36,525
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	10	10,096
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	35	35,254
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	201,153
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2036	5	5,528
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2037	50	54,593
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2038	50	53,934
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	135	140,030
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	216,650
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	185	190,022
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	200	210,123
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	39,964
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2038	15	16,099
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2039	145	154,410
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	377,767
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	140	155,646
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	30	28,294
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	120	120,606
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2034	20	22,235
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2036	15	16,263
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2042	20	20,395
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	55	55,733
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.), Series 2004 C, Ref. RB	4.00%	04/01/2034	35	35,261
New York (State of) Power Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	11/15/2043	10	10,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

397

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	$10	$11,165
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2038	15	16,480
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2039	20	21,736
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2040	5	5,386
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2039	95	102,782
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2040	20	21,287
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	51,684
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	86,246
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	50	51,277
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2034	10	11,559
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2037	75	83,503
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	10	10,880
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	15	15,828
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2043	10	10,479
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	101,987
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2034	15	16,965
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2034	10	11,257
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2038	215	234,971
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2039	140	151,059
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	405	388,342
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	52,280
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2043	5	5,179
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	80	82,556
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2044	50	51,516
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	20	20,457
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	80	81,013
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	105	108,021
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2037	15	16,450
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	20	21,464
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	20	21,307
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2036	50	55,462
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	60	65,555
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	75	80,646
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	231,646

				11,706,858

North Carolina-0.44%
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2040	35	37,829
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2043	10	10,541
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	75	76,991
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	70	67,768
North Carolina (State of) Turnpike Authority (Monroe Expressway System), Series 2024, Ref. RB	5.00%	01/01/2041	20	21,036
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2054	20	19,910
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	17,041

				251,116

Ohio-1.57%
Allen (County of), IN, Series 2025, Ref. RB	5.00%	11/01/2034	20	22,344
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2037	65	70,785
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	50	53,676
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2034	10	11,359
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	55	59,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

398

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2040	$40	$43,083
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2042	45	46,409
Hamilton (County of), OH, Series 2024, RB	5.00%	12/01/2053	10	10,099
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2034	25	23,300
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	10	11,288
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	20	22,393
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2037	15	16,619
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2039	10	10,843
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2041	40	42,483
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2034	5	5,729
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2034	10	11,308
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2040	35	37,366
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2045	40	41,302
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	30	31,300
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	65	70,665
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	78,776
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	25	23,618
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	20	20,735
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024, RB	5.00%	12/01/2043	50	52,167
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	25,513
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	46,110

				889,018

Oklahoma-0.62%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.25%	09/01/2034	65	73,076
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	105	114,022
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	59,683
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2042	45	46,763
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,295
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	45	45,361

				349,200

Oregon-0.27%
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2034	80	90,449
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2034	10	11,448
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	30	33,262
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	10	10,838
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	10	9,532

				155,529

Pennsylvania-2.77%
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	90	91,400
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	51,798
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	50,360
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	30	30,611
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	95	88,604
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2034	5	5,686
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2036	20	22,195
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2037	5	5,470
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2039	70	75,002
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2034	115	129,866
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	95	94,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

399

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2039	$5	$5,353
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	130	138,200
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	61,444
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	10	10,189
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	90	99,211
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	10	10,959
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	50	50,781
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2038	30	32,328
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2039	30	31,966
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	40	41,441
Philadelphia (City of), PA, Series 2024 C, GO Bonds, (INS - AGI)(a)	5.00%	09/01/2036	30	33,511
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2037	45	49,658
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2038	15	16,327
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2039	80	86,273
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2040	10	10,688
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	30	31,043
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	30	30,912
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	100	101,786
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	25	25,454
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	45	47,050
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,615
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, RB	5.00%	02/15/2034	5	5,695

				1,571,157

Rhode Island-0.28%
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2038	75	80,311
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	76,178

				156,489

South Carolina-2.54%
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	200	200,979
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	50,326
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	30	30,637
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	25	25,695
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	120	133,166
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	109,700
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2037	20	21,418
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	30	31,712
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	15	15,736
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	90	95,512
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	31,005
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	290	302,958
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	31,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

400

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	$55	$58,566
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,279
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	130	140,114
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	55	56,555
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	100	100,143

				1,440,612

South Dakota-0.23%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	127,564

Tennessee-1.26%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.00%	12/01/2034	15	16,359
Hamilton (County of), OH, Series 2024 A, GO Bonds	5.00%	08/01/2041	80	85,304
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	55	59,544
Knoxville (City of), TN, Series 2024 A, RB	5.25%	06/01/2054	35	35,737
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	50,968
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	5	5,190
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	160,330
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2036	5	5,562
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	5	5,519
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	150	153,067
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	75	76,164
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	27,425
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2039	30	31,154

				712,323

Texas-10.93%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	54,183
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	33,309
Aurora (City of), IL, Series 2023, Ref, RB	5.00%	11/15/2034	10	11,174
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2038	25	27,042
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2039	10	10,724
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2040	15	15,968
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	25	26,104
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	30	30,485
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	10	11,058
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	15	16,399
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2038	30	32,407
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	110	117,785
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	5	5,699
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	5	5,381
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	20	21,663
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2039	20	21,523
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	65	69,354
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	95	100,374
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	20	20,940
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	77,039
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	61,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

401

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2034	$5	$5,600
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	65	71,918
College Station Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	10	10,062
Comal Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2034	50	55,854
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	45	49,616
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	195	209,985
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	26,662
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2036	15	16,444
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	15	15,074
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	86,070
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	38,137
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	120	127,156
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	51,210
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2034	5	5,540
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	15	14,170
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	55	58,072
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	70	73,331
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	75	84,126
East Montgomery County Improvement District Sales Tax Revenue, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	25	25,810
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	70	70,667
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	109,352
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	22,384
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	10	10,765
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	42,536
Harris (County of), TX, Series 2023 A, Ref. RB	5.00%	08/15/2034	25	27,910
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2036	55	60,460
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	90	90,457
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2037	45	48,943
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2040	45	47,668
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	30	30,824
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2049	25	25,235
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	65	65,330
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	140	145,571
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	10	10,347
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2036	65	71,019
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2037	35	37,862
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	75	79,398
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	30	28,884
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2037	65	70,584
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2038	110	118,107
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2039	20	21,278
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	21,050
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	45	46,940
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	45	46,176
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	10	10,198
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	72,390
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2036	40	44,073
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	62,472
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	20,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

402

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	$15	$16,646
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	55	59,400
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	10	10,172
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	70,977
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	86,011
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	70,832
Leander Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2034	40	38,059
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	35	35,182
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2040	15	15,745
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	31,932
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2040	5	5,267
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	60	62,647
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	30	31,047
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	10,307
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	5	5,010
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2034	15	16,916
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2039	25	26,423
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2040	10	10,497
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	40	40,073
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	55,856
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	55	55,844
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2034	10	11,399
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	55	57,457
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	20	21,060
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	20,832
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	55	56,125
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,413
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	66,078
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	33,202
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2038	30	32,492
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	135	144,786
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,693
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	45	49,207
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	100,795
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5	5,145
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,697
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2037	20	21,635
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	10	10,685
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2039	10	10,614
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	42,038
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	35	36,591
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	75	77,202
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	10,817
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	20	20,611
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	25	25,734
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	55,196
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2043	10	10,344
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2046	75	76,515
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	100	101,369
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2036	40	44,042
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	130	139,659
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

403

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	$25	$27,442
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	100	106,987
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2034	10	9,334
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,464
Texas (State of) Water Development Board, Series 2024 A, RB	5.00%	10/15/2040	120	128,065
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	15	15,508
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	100	101,173
Texas A&M University, Series 2024 A, GO Bonds	5.00%	05/15/2040	5	5,320
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2036	35	38,936
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2038	45	48,840
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2039	10	10,750
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	10,537
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	31,346
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	30	33,640
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2038	50	53,972
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	5	5,258
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	25,791
Tuloso-Midway Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	105	108,380
University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2034	5	5,646

				6,194,572

Utah-0.70%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	100,213
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	5	5,037
Utah (State of), Series 2020, GO Bonds	3.00%	07/01/2034	100	95,354
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	38,744
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	45	49,134
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	20	21,633
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	80	85,583

				395,698

Virginia-1.13%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	50,998
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	65	72,752
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	45	45,377
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2040	5	5,380
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	84,377
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	123,263
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	3.50%	02/01/2034	10	9,981
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2034	45	50,426
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2036	25	27,847
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	65	70,156
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2044	20	20,784
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	45	49,223
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2039	25	27,119

				637,683

Washington-3.68%
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	45	50,500
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	185	207,612
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2037	15	16,521
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2038	25	27,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

404

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2039	$5	$5,371
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2040	10	10,600
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	100	107,055
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5	5,276
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	22,139
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2038	20	21,865
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	65	70,649
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2039	10	10,757
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,212
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	150	153,614
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	100,799
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	53,642
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	65	69,344
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	10,568
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	42,362
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2036	5	5,583
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2037	5	5,525
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2039	40	43,256
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2040	10	10,677
Washington (State of), Series 2024 R-2024C, Ref. GO Bonds	5.00%	08/01/2038	185	201,882
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2038	45	49,126
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	5	5,456
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	120	129,706
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	10	10,285
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	5	5,581
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	15	15,759
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	28,222
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	25	27,340
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	50	55,815
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	105	113,493
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	110	117,765
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	65	70,292
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	98,853
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,314
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	30	30,653
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	55	55,000

				2,086,661

Wisconsin-0.76%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2024 A, RB	5.00%	04/01/2049	25	24,998
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	55	61,824
Wisconsin (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	120	130,638
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2038	30	32,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

405

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

August 31, 2025

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	$30	$34,045
Wisconsin (State of) Public Finance Authority, Series 2024, RB(b)	5.50%	07/01/2044	150	147,776

				431,940

TOTAL INVESTMENTS IN SECURITIES(c)-98.48% (Cost $56,552,789)				55,800,072
OTHER ASSETS LESS LIABILITIES-1.52%				862,561

NET ASSETS-100.00%				$56,662,633

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

406

(This Page Intentionally Left Blank)

407

Statements of Assets and Liabilities

August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 Corporate	2026 Corporate	2027 Corporate	2028 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCP)	(BSCQ)	(BSCR)	(BSCS)
Assets:
Unaffiliated investments in securities, at value(a)	$1,732,169,956	$4,199,580,788	$3,945,222,560	$2,725,889,776
Affiliated investments in securities, at value	1,296,898,714	261,937,818	383,103,565	400,917,256
Cash	-	8,587	781	3,345
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends and interest	26,948,842	37,287,425	40,328,673	31,463,730
Securities lending	6,438	22,087	34,001	50,832
Investments sold	-	-	1,188,565	3,792,103
Fund shares sold	-	5,862,289	59,096	-

Total assets	3,056,023,950	4,504,698,994	4,369,937,241	3,162,117,042

Liabilities:
Due to custodian	125	-	-	-
Payable for:
Investments purchased	-	5,811,172	4,222,070	4,722,062
Collateral upon return of securities loaned	22,106,302	253,441,397	381,938,766	399,763,750
Collateral upon receipt of securities in-kind	-	-	-	-
Accrued unitary management fees	172,044	359,380	332,047	231,264

Total liabilities	22,278,471	259,611,949	386,492,883	404,717,076

Net Assets	$3,033,745,479	$4,245,087,045	$3,983,444,358	$2,757,399,966

Net assets consist of:
Shares of beneficial interest	$3,037,329,068	$4,245,458,024	$3,955,921,269	$2,718,287,146
Distributable earnings (loss)	(3,583,589)	(370,979)	27,523,089	39,112,820

Net Assets	$3,033,745,479	$4,245,087,045	$3,983,444,358	$2,757,399,966

Shares outstanding (unlimited amount authorized, $0.01 par value)	146,550,000	217,200,000	202,200,000	134,100,001
Net asset value	$20.70	$19.54	$19.70	$20.56

Market price	$20.70	$19.55	$19.70	$20.56

Unaffiliated investments in securities, at cost	$1,732,210,817	$4,194,585,550	$3,917,456,719	$2,684,975,653

Affiliated investments in securities, at cost	$1,296,897,357	$261,923,944	$383,083,879	$400,896,686

(a) Includes securities on loan with an aggregate value of:	$21,308,329	$245,550,798	$369,792,187	$386,417,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

408

Invesco	Invesco	Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	Invesco	Invesco
2029 Corporate	2030 Corporate	2031 Corporate	2032 Corporate	2033 Corporate	BulletShares	BulletShares
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	2034 Corporate	2035 Corporate
(BSCT)	(BSCU)	(BSCV)	(BSCW)	(BSCX)	Bond ETF (BSCY)	Bond ETF (BSCZ)

$2,218,974,347	$1,817,037,431	$1,203,845,976	$1,007,934,347	$664,176,822	$255,035,832	$15,091,948
309,838,491	221,442,002	15,542,740	25,246,437	27,828,325	10,407,917	610,995
1,862	-	4,007	2,428	-	338	-

-	-	-	50,240	888,941	-	-

26,699,747	18,810,839	11,450,226	12,371,495	8,961,822	3,684,904	227,675
31,842	23,007	2,633	8,454	14,280	1,386	1,016
3,003,625	-	-	527,037	-	-	-
5,640,950	10,130,354	7,488,973	47,854	846,727	3,120,626	980

2,564,190,864	2,067,443,633	1,238,334,555	1,046,188,292	702,716,917	272,251,003	15,932,614

-	-	-	-	-	-	-

9,124,961	10,089,003	7,426,419	556,143	846,728	3,073,146	-
306,434,591	210,570,329	14,870,537	24,729,647	27,179,443	10,074,081	531,619
-	-	-	50,240	888,941	-	-
187,498	152,143	99,878	84,657	55,383	21,288	973

315,747,050	220,811,475	22,396,834	25,420,687	28,970,495	13,168,515	532,592

$2,248,443,814	$1,846,632,158	$1,215,937,721	$1,020,767,605	$673,746,422	$259,082,488	$15,400,022

$2,210,913,038	$1,810,245,103	$1,187,587,980	$996,420,749	$660,016,493	$255,348,167	$15,217,164
37,530,776	36,387,055	28,349,741	24,346,856	13,729,929	3,734,321	182,858

$2,248,443,814	$1,846,632,158	$1,215,937,721	$1,020,767,605	$673,746,422	$259,082,488	$15,400,022

119,550,001	109,350,001	73,050,001	49,200,001	31,650,001	12,450,001	750,001
$18.81	$16.89	$16.65	$20.75	$21.29	$20.81	$20.53

$18.81	$16.89	$16.65	$20.75	$21.28	$20.81	$20.54

$2,180,297,156	$1,777,743,907	$1,175,210,996	$982,586,847	$650,403,525	$251,272,586	$14,917,246

$309,823,421	$221,429,178	$15,542,267	$25,246,067	$27,827,215	$10,407,635	$610,970

$296,304,065	$203,662,695	$14,403,732	$23,788,003	$26,151,775	$9,689,936	$512,259

409

Statements of Assets and Liabilities–(continued)

August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 High Yield	2026 High Yield	2027 High Yield	2028 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJP)	(BSJQ)	(BSJR)	(BSJS)
Assets:
Unaffiliated investments in securities, at value(a)	$134,029,776	$1,077,559,764	$586,011,292	$447,257,810
Affiliated investments in securities, at value	574,745,041	201,282,588	142,287,551	80,881,521
Cash	78,016	15,362	-	-
Deposits with brokers:
Cash segregated as collateral	216,901	5,469,793	41,140	-
Receivable for:
Dividends and interest	4,651,853	22,858,565	9,816,186	7,286,901
Securities lending	851	33,788	12,403	9,553
Investments sold	-	5,164,479	1,839,833	2,311,324
Fund shares sold	5,718	2,950,155	41,140	-

Total assets	713,728,156	1,315,334,494	740,049,545	537,747,109

Liabilities:
Due to custodian	-	-	42,839	4,747
Payable for:
Investments purchased	5,718	52,196,667	33,955,245	13,092,384
Collateral upon return of securities loaned	-	115,395,077	103,816,688	68,293,582
Collateral upon receipt of securities in-kind	216,901	5,469,794	41,140	-
Accrued unitary management fees	213,371	394,644	203,744	158,367

Total liabilities	435,990	173,456,182	138,059,656	81,549,080

Net Assets	$713,292,166	$1,141,878,312	$601,989,889	$456,198,029

Net assets consist of:
Shares of beneficial interest	$719,007,012	$1,148,401,018	$596,652,812	$449,705,793
Distributable earnings (loss)	(5,714,846)	(6,522,706)	5,337,077	6,492,236

Net Assets	$713,292,166	$1,141,878,312	$601,989,889	$456,198,029

Shares outstanding (unlimited amount authorized, $0.01 par value)	30,900,000	48,800,001	26,500,001	20,700,001
Net asset value	$23.08	$23.40	$22.72	$22.04

Market price	$23.08	$23.40	$22.73	$22.05

Unaffiliated investments in securities, at cost.	$133,807,289	$1,071,861,474	$580,003,700	$439,128,571

Affiliated investments in securities, at cost.	$574,745,041	$201,276,773	$142,281,843	$80,878,286

(a) Includes securities on loan with an aggregate value of:	$-	$110,373,857	$99,886,482	$65,611,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

410

Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	Invesco	Invesco	Invesco	Invesco
2029 High Yield	2030 High Yield	2031 High Yield	BulletShares	BulletShares	BulletShares	BulletShares
Corporate	Corporate	Corporate	2032 High Yield	2033 High Yield	2025 Municipal	2026 Municipal
Bond ETF	Bond ETF	Bond ETF	Corporate Bond	Corporate Bond	Bond ETF	Bond ETF
(BSJT)	(BSJU)	(BSJV)	ETF (BSJW)	ETF (BSJX)	(BSMP)	(BSMQ)

$318,261,033	$171,269,079	$39,235,101	$25,257,573	$4,914,519	$182,415,745	$263,774,685
24,891,001	11,980,502	11,009	2,537,947	153,256	-	-
156	20,857	-	6,068	-	36,333,145	23,068,571

41,311	-	-	-	-	-	-

5,671,011	2,704,425	662,108	437,533	85,970	1,900,746	3,207,602
9,906	6,126	-	1,702	-	-	-
1,883,926	-	-	-	361,784	1,415	2,802
39,371	5,210,384	-	-	-	-	-

350,797,715	191,191,373	39,908,218	28,240,823	5,515,529	220,651,051	290,053,660

-	-	-	-	-	-	-

2,209,417	5,162,597	-	-	260,473	-	-
21,785,669	11,364,210	-	2,515,430	145,568	-	-
41,311	-	-	-	-	-	-
111,070	58,484	14,165	9,003	1,811	33,938	44,333

24,147,467	16,585,291	14,165	2,524,433	407,852	33,938	44,333

$326,650,248	$174,606,082	$39,894,053	$25,716,390	$5,107,677	$220,617,113	$290,009,327

$324,074,860	$171,399,279	$39,199,293	$25,218,186	$5,000,025	$221,422,057	$291,267,686
2,575,388	3,206,803	694,760	498,204	107,652	(804,944)	(1,258,359)

$326,650,248	$174,606,082	$39,894,053	$25,716,390	$5,107,677	$220,617,113	$290,009,327

15,200,001	6,700,001	1,500,001	1,000,001	200,001	9,000,001	12,300,001
$21.49	$26.06	$26.60	$25.72	$25.54	$24.51	$23.58

$21.50	$26.08	$26.65	$25.71	$25.54	$24.50	$23.55

$312,910,727	$167,774,265	$38,564,922	$24,773,909	$4,840,251	$182,668,934	$263,898,034

$24,890,148	$11,979,985	$11,009	$2,537,875	$153,256	$-	$-

$20,932,222	$10,915,482	$-	$2,402,603	$139,360	$-	$-

411

Statements of Assets and Liabilities–(continued)

August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2027 Municipal	2028 Municipal	2029 Municipal	2030 Municipal
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSMR)	(BSMS)	(BSMT)	(BSMU)
Assets:
Investments in securities, at value	$248,991,128	$200,269,486	$190,680,608	$167,963,382
Cash.	18,628,750	11,521,569	10,858,887	5,443,790
Receivable for:
Dividends and interest	2,920,515	2,371,100	2,288,076	1,957,762
Investments sold	6,094	3,808	5,029	-

Total assets	270,546,487	214,165,963	203,832,600	175,364,934

Liabilities:
Payable for:
Investments purchased	2,194,112	-	2,579,028	-
Accrued unitary management fees	40,936	31,222	30,744	26,133

Total liabilities	2,235,048	31,222	2,609,772	26,133

Net Assets	$268,311,439	$214,134,741	$201,222,828	$175,338,801

Net assets consist of:
Shares of beneficial interest	$269,574,320	$215,780,474	$204,009,105	$178,718,223
Distributable earnings (loss)	(1,262,881)	(1,645,733)	(2,786,277)	(3,379,422)

Net Assets	$268,311,439	$214,134,741	$201,222,828	$175,338,801

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	11,400,001	9,200,001	8,800,001	8,100,001
Net asset value	$23.54	$23.28	$22.87	$21.65

Market price	$23.55	$23.34	$22.89	$21.64

Investments in securities, at cost	$249,234,073	$200,820,302	$191,897,730	$169,566,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

412

Invesco	Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	BulletShares
2031 Municipal	2032 Municipal	2033 Municipal	2034 Municipal
Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSMV)	(BSMW)	(BSSX)	(BSMY)

$106,639,905	$111,204,310	$87,214,173	$55,800,072
6,239,549	3,711,759	2,380,668	188,793

1,215,023	1,350,351	1,058,893	682,421
54,740	1,417,201	-	-

114,149,217	117,683,621	90,653,734	56,671,286

301,363	2,861,592	890,887	-
17,386	17,318	13,163	8,653

318,749	2,878,910	904,050	8,653

$113,830,468	$114,804,711	$89,749,684	$56,662,633

$116,207,899	$117,428,333	$92,724,222	$57,536,515
(2,377,431)	(2,623,622)	(2,974,538)	(873,882)

$113,830,468	$114,804,711	$89,749,684	$56,662,633

5,500,001	4,700,001	3,600,001	2,400,001
$20.70	$24.43	$24.93	$23.61

$20.76	$24.47	$25.00	$23.67

$107,281,905	$113,411,759	$90,060,260	$56,552,789

413

Statements of Operations

For the year ended August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 Corporate	2026 Corporate	2027 Corporate	2028 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCP)	(BSCQ)	(BSCR)	(BSCS)
Investment income:
Unaffiliated interest income	$142,622,290	$176,021,658	$131,454,178	$109,164,613
Affiliated dividend income	12,278,611	728,426	342,854	267,357
Securities lending income, net	239,956	385,681	529,353	606,054
Foreign withholding tax	-	-	-	-

Total investment income	155,140,857	177,135,765	132,326,385	110,038,024

Expenses:
Unitary management fees	3,714,693	4,148,708	2,978,594	2,361,596
Tax expenses	-	-	-	-

Total expenses	3,714,693	4,148,708	2,978,594	2,361,596

Less: Waivers	(282,655)	(15,620)	(7,540)	(5,788)

Net expenses	3,432,038	4,133,088	2,971,054	2,355,808

Net investment income	151,708,819	173,002,677	129,355,331	107,682,216

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,409,799	186,232	384,107	26,141
Affiliated investment securities	(12,763)	(26,987)	(25,452)	(33,046)
In-kind redemptions	1,578,228	3,597,926	1,293,135	1,353,273

Net realized gain (loss)	2,975,264	3,757,171	1,651,790	1,346,368

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	18,367,576	15,508,774	23,359,858	24,571,150
Affiliated investment securities	(10,332)	(3,146)	(3,028)	(1,373)

Change in net unrealized appreciation	18,357,244	15,505,628	23,356,830	24,569,777

Net realized and unrealized gain	21,332,508	19,262,799	25,008,620	25,916,145

Net increase in net assets resulting from operations	$173,041,327	$192,265,476	$154,363,951	$133,598,361

(a) For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

414

Invesco	Invesco	Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	BulletShares	BulletShares	Invesco	Invesco
2029 Corporate	2030 Corporate	2031 Corporate	2032 Corporate	2033 Corporate	BulletShares	BulletShares
Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	2034 Corporate	2035 Corporate
(BSCT)	(BSCU)	(BSCV)	(BSCW)	(BSCX)	Bond ETF (BSCY)	Bond ETF (BSCZ)(a)

$83,031,867	$65,427,427	$43,081,957	$39,265,747	$25,128,174	$7,657,082	$99,560
257,046	142,438	87,463	65,162	63,577	23,204	494
452,648	237,274	38,867	87,659	159,670	33,194	1,016
-	-	-	-	(22,045)	-	-

83,741,561	65,807,139	43,208,287	39,418,568	25,329,376	7,713,480	101,070

1,765,047	1,361,840	873,320	771,139	492,142	148,815	1,912
-	-	-	-	-	2,526	-

1,765,047	1,361,840	873,320	771,139	492,142	151,341	1,912

(5,658)	(3,112)	(1,878)	(1,412)	(1,359)	(515)	(12)

1,759,389	1,358,728	871,442	769,727	490,783	150,826	1,900

81,982,172	64,448,411	42,336,845	38,648,841	24,838,593	7,562,654	99,170

(591,064)	(2,273,607)	(160,662)	(1,090,956)	(155,124)	(45,936)	(14)
(28,089)	(15,575)	(810)	(2,620)	(1,302)	(321)	(6)
1,039,217	1,413,296	3,430,862	1,980,749	377,922	-	-

420,064	(875,886)	3,269,390	887,173	221,496	(46,257)	(20)

26,667,945	24,431,508	16,229,599	8,444,866	6,394,263	3,563,515	174,702
5,334	6,977	(58)	(401)	384	265	25

26,673,279	24,438,485	16,229,541	8,444,465	6,394,647	3,563,780	174,727

27,093,343	23,562,599	19,498,931	9,331,638	6,616,143	3,517,523	174,707

$109,075,515	$88,011,010	$61,835,776	$47,980,479	$31,454,736	$11,080,177	$273,877

415

Statements of Operations–(continued)

For the year ended August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2025 High Yield	2026 High Yield	2027 High Yield	2028 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJP)	(BSJQ)	(BSJR)	(BSJS)
Investment income:
Unaffiliated interest income.	$46,705,417	$61,819,121	$28,508,032	$25,376,489
Affiliated dividend income	8,025,746	1,337,059	307,509	160,539
Securities lending income, net	124,206	460,946	255,685	153,808

Total investment income	54,855,369	63,617,126	29,071,226	25,690,836

Expenses:
Unitary management fees	3,994,655	3,930,283	1,757,230	1,486,633

Less: Waivers	(182,296)	(28,593)	(6,797)	(3,497)

Net expenses	3,812,359	3,901,690	1,750,433	1,483,136

Net investment income	51,043,010	59,715,436	27,320,793	24,207,700

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,136,937	126,967	3,099,936	201,348
Affiliated investment securities	(9,028)	(13,538)	(6,435)	(5,720)
In-kind redemptions	217,295	256,965	-	145,564

Net realized gain (loss)	5,345,204	370,394	3,093,501	341,192

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,290,051)	1,323,443	2,031,210	3,836,592
Affiliated investment securities	(3,676)	(2,863)	1,507	828

Change in net unrealized appreciation (depreciation)	(3,293,727)	1,320,580	2,032,717	3,837,420

Net realized and unrealized gain (loss)	2,051,477	1,690,974	5,126,218	4,178,612

Net increase in net assets resulting from operations	$53,094,487	$61,406,410	$32,447,011	$28,386,312

(a) For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

416

Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	Invesco	Invesco	Invesco	Invesco
2029 High Yield	2030 High Yield	2031 High Yield	BulletShares	BulletShares	BulletShares	BulletShares
Corporate	Corporate	Corporate	2032 High Yield	2033 High Yield	2025 Municipal	2026 Municipal
Bond ETF	Bond ETF	Bond ETF	Corporate Bond	Corporate Bond	Bond ETF	Bond ETF
(BSJT)	(BSJU)	(BSJV)	ETF (BSJW)	ETF (BSJX)(a)	(BSMP)	(BSMQ)

$15,542,587	$7,785,159	$2,364,941	$928,192	$73,607	$6,536,824	$7,569,785
82,588	28,386	7,941	2,921	200	-	-
118,597	58,606	-	8,677	-	-	-

15,743,772	7,872,151	2,372,882	939,790	73,807	6,536,824	7,569,785

880,983	453,958	140,500	56,975	4,778	430,725	456,519

(1,821)	(617)	(175)	(66)	(5)	-	-

879,162	453,341	140,325	56,909	4,773	430,725	456,519

14,864,610	7,418,810	2,232,557	882,881	69,034	6,106,099	7,113,266

(2,364,619)	(341,473)	67,556	34,266	17,372	(203,109)	(600,696)
(2,244)	(971)	-	(46)	-	-	-
-	-	-	-	-	-	-

(2,366,863)	(342,444)	67,556	34,220	17,372	(203,109)	(600,696)

3,654,711	1,236,261	(51,073)	325,943	74,268	220,596	(73,977)
617	362	-	76	-	-	-

3,655,328	1,236,623	(51,073)	326,019	74,268	220,596	(73,977)

1,288,465	894,179	16,483	360,239	91,640	17,487	(674,673)

$16,153,075	$8,312,989	$2,249,040	$1,243,120	$160,674	$6,123,586	$6,438,593

417

Statements of Operations–(continued)

For the year ended August 31, 2025

	Invesco	Invesco	Invesco	Invesco
	BulletShares	BulletShares	BulletShares	BulletShares
	2027 Municipal	2028 Municipal	2029 Municipal	2030 Municipal
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSMR)	(BSMS)	(BSMT)	(BSMU)
Investment income:
Interest income	$6,678,208	$4,873,742	$5,141,137	$4,509,865

Total investment income	6,678,208	4,873,742	5,141,137	4,509,865

Expenses:
Unitary management fees	396,476	287,406	303,275	260,622

Net investment income	6,281,732	4,586,336	4,837,862	4,249,243

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(992,058)	(474,640)	(971,899)	(688,936)

Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(8,685)	(286,854)	(820,650)	(1,571,160)

Net realized and unrealized gain (loss)	(1,000,743)	(761,494)	(1,792,549)	(2,260,096)

Net increase (decrease) in net assets resulting from operations	$5,280,989	$3,824,842	$3,045,313	$1,989,147

(b) For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

418

Invesco	Invesco	Invesco	Invesco
BulletShares	BulletShares	BulletShares	BulletShares
2031 Municipal	2032 Municipal	2033 Municipal	2034 Municipal
Bond ETF	Bond ETF	Bond ETF	Bond ETF
(BSMV)	(BSMW)	(BSSX)	(BSMY)(b)

$3,010,614	$3,406,752	$2,431,542	$839,792

3,010,614	3,406,752	2,431,542	839,792

167,350	173,299	122,383	39,427

2,843,264	3,233,453	2,309,159	800,365

(828,165)	(419,075)	(136,393)	(167,571)

(1,154,742)	(3,267,422)	(3,089,257)	(752,717)

(1,982,907)	(3,686,497)	(3,225,650)	(920,288)

$860,357	$(453,044)	$(916,491)	$(119,923)

419

Statements of Changes in Net Assets

For the years ended August 31, 2025 and 2024

	Invesco BulletShares 2025		Invesco BulletShares 2026
	Corporate Bond ETF (BSCP)		Corporate Bond ETF (BSCQ)
	2025	2024	2025	2024
Operations:
Net investment income	$151,708,819	$138,454,514	$173,002,677	$109,918,443
Net realized gain (loss)	2,975,264	(1,212,832)	3,757,171	(2,501,245)
Change in net unrealized appreciation	18,357,244	74,091,681	15,505,628	79,035,933

Net increase in net assets resulting from operations	173,041,327	211,333,363	192,265,476	186,453,131

Distributions to Shareholders from:
Distributable earnings	(152,298,028)	(138,306,116)	(173,573,303)	(109,367,273)

Shareholder Transactions:
Proceeds from shares sold	164,207,269	1,252,215,142	829,922,333	1,729,641,303
Value of shares repurchased	(1,225,574,661)	(97,792,299)	(315,689,385)	(76,973,422)

Net increase (decrease) in net assets resulting from share transactions	(1,061,367,392)	1,154,422,843	514,232,948	1,652,667,881

Net increase (decrease) in net assets	(1,040,624,093)	1,227,450,090	532,925,121	1,729,753,739

Net assets:
Beginning of year	4,074,369,572	2,846,919,482	3,712,161,924	1,982,408,185

End of year	$3,033,745,479	$4,074,369,572	$4,245,087,045	$3,712,161,924

Changes in Shares Outstanding:
Shares sold	7,950,000	61,500,000	42,600,000	90,150,000
Shares repurchased	(59,250,000)	(4,800,000)	(16,200,000)	(4,050,000)
Shares outstanding, beginning of year	197,850,000	141,150,000	190,800,000	104,700,000

Shares outstanding, end of year	146,550,000	197,850,000	217,200,000	190,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

420

Invesco BulletShares 2027		Invesco BulletShares 2028		Invesco BulletShares 2029		Invesco BulletShares 2030
Corporate Bond ETF (BSCR)		Corporate Bond ETF (BSCS)		Corporate Bond ETF (BSCT)		Corporate Bond ETF (BSCU)
2025	2024	2025	2024	2025	2024	2025	2024

$129,355,331	$68,843,386	$107,682,216	$60,735,083	$81,982,172	$34,235,497	$64,448,411	$26,924,403
1,651,790	430,578	1,346,368	907,884	420,064	(208,216)	(875,886)	(176,322)
23,356,830	53,778,616	24,569,777	50,494,372	26,673,279	35,009,207	24,438,485	29,921,818

154,363,951	123,052,580	133,598,361	112,137,339	109,075,515	69,036,488	88,011,010	56,669,899

(129,228,697)	(68,666,801)	(107,729,419)	(60,586,927)	(82,179,581)	(34,023,895)	(64,479,850)	(26,770,351)

1,857,259,464	1,060,131,170	882,803,452	1,158,375,140	1,090,577,131	745,588,344	939,472,527	628,325,402
(47,203,181)	(28,769,929)	(42,618,635)	(39,007,845)	(44,149,919)	-	(31,992,168)	-

1,810,056,283	1,031,361,241	840,184,817	1,119,367,295	1,046,427,212	745,588,344	907,480,359	628,325,402

1,835,191,537	1,085,747,020	866,053,759	1,170,917,707	1,073,323,146	780,600,937	931,011,519	658,224,950

2,148,252,821	1,062,505,801	1,891,346,207	720,428,500	1,175,120,668	394,519,731	915,620,639	257,395,689

$3,983,444,358	$2,148,252,821	$2,757,399,966	$1,891,346,207	$2,248,443,814	$1,175,120,668	$1,846,632,158	$915,620,639

94,950,000	55,200,000	43,500,000	58,050,000	58,950,000	40,950,000	56,700,000	38,550,000
(2,400,000)	(1,500,000)	(2,100,000)	(1,950,000)	(2,400,000)	-	(1,950,000)	-
109,650,000	55,950,000	92,700,001	36,600,001	63,000,001	22,050,001	54,600,001	16,050,001

202,200,000	109,650,000	134,100,001	92,700,001	119,550,001	63,000,001	109,350,001	54,600,001

421

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2025 and 2024

	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)		Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	2025	2024	2025	2024
Operations:
Net investment income	$42,336,845	$18,566,966	$38,648,841	$18,314,313
Net realized gain (loss)	3,269,390	362,037	887,173	232,233
Change in net unrealized appreciation (depreciation)	16,229,541	19,446,405	8,444,465	18,503,238

Net increase in net assets resulting from operations	61,835,776	38,375,408	47,980,479	37,049,784

Distributions to Shareholders from:
Distributable earnings	(42,298,292)	(18,399,736)	(38,548,678)	(18,218,198)

Shareholder Transactions:
Proceeds from shares sold	675,552,780	378,097,380	483,513,524	408,509,213
Value of shares repurchased	(61,700,478)	(9,508,918)	(36,675,604)	(5,860,423)

Net increase (decrease) in net assets resulting from share transactions	613,852,302	368,588,462	446,837,920	402,648,790

Net increase (decrease) in net assets	633,389,786	388,564,134	456,269,721	421,480,376

Net assets:
Beginning of year	582,547,935	193,983,801	564,497,884	143,017,508

End of year	$1,215,937,721	$582,547,935	$1,020,767,605	$564,497,884

Changes in Shares Outstanding:
Shares sold	41,400,000	23,700,000	23,700,000	20,400,000
Shares repurchased.	(3,750,000)	(600,000)	(1,800,000)	(300,000)
Shares outstanding, beginning of year	35,400,001	12,300,001	27,300,001	7,200,001

Shares outstanding, end of year	73,050,001	35,400,001	49,200,001	27,300,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
(c)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

422

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)		Invesco BulletShares 2034 Corporate Bond ETF (BSCY)		Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
2025	2024(a)	2025	2024(b)	2025(c)	2025	2024

$24,838,593	$8,232,561	$7,562,654	$88,586	$99,170	$51,043,010	$62,876,264
221,496	(421)	(46,257)	256	(20)	5,345,204	6,747,261
6,394,647	7,379,760	3,563,780	199,748	174,727	(3,293,727)	10,131,189

31,454,736	15,611,900	11,080,177	288,590	273,877	53,094,487	79,754,714

(24,853,668)	(8,111,206)	(7,550,455)	(86,517)	(91,019)	(51,589,453)	(63,763,290)

338,046,628	333,960,495	246,051,707	15,376,375	15,217,164	94,658,191	483,868,132
(12,362,463)	-	(6,077,389)	-	-	(408,517,237)	(610,269,740)

325,684,165	333,960,495	239,974,318	15,376,375	15,217,164	(313,859,046)	(126,401,608)

332,285,233	341,461,189	243,504,040	15,578,448	15,400,022	(312,354,012)	(110,410,184)

341,461,189	-	15,578,448	-	-	1,025,646,178	1,136,056,362

$673,746,422	$341,461,189	$259,082,488	$15,578,448	$15,400,022	$713,292,166	$1,025,646,178

16,200,000	16,050,001	12,000,000	750,001	750,001	4,100,000	21,200,000
(600,000)	-	(300,000)	-	-	(17,700,000)	(26,900,000)
16,050,001	-	750,001	-	-	44,500,000	50,200,000

31,650,001	16,050,001	12,450,001	750,001	750,001	30,900,000	44,500,000

423

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2025 and 2024

	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	2025	2024	2025	2024
Operations:
Net investment income	$59,715,436	$30,593,720	$27,320,793	$12,180,684
Net realized gain (loss)	370,394	(4,126,256)	3,093,501	(1,450,636)
Change in net unrealized appreciation (depreciation)	1,320,580	13,576,899	2,032,717	7,492,462

Net increase in net assets resulting from operations	61,406,410	40,044,363	32,447,011	18,222,510

Distributions to Shareholders from:
Distributable earnings	(59,709,285)	(30,511,802)	(27,294,598)	(12,133,142)

Shareholder Transactions:
Proceeds from shares sold.	574,571,242	334,514,395	309,323,890	175,115,846
Value of shares repurchased	(75,715,637)	(6,920,407)	-	-

Net increase in net assets resulting from share transactions	498,855,605	327,593,988	309,323,890	175,115,846

Net increase in net assets	500,552,730	337,126,549	314,476,303	181,205,214

Net assets:
Beginning of year	641,325,582	304,199,033	287,513,586	106,308,372

End of year	$1,141,878,312	$641,325,582	$601,989,889	$287,513,586

Changes in Shares Outstanding:
Shares sold	24,600,000	14,500,000	13,700,000	7,900,000
Shares repurchased	(3,300,000)	(300,000)	-	-
Shares outstanding, beginning of year	27,500,001	13,300,001	12,800,001	4,900,001

Shares outstanding, end of year	48,800,001	27,500,001	26,500,001	12,800,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

424

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)		Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
2025	2024	2025	2024	2025	2024	2025	2024(a)

$24,207,700	$10,668,203	$14,864,610	$3,257,156	$7,418,810	$2,595,531	$2,232,557	$1,119,418
341,192	(995,487)	(2,366,863)	(180,034)	(342,444)	239,279	67,556	131,275
3,837,420	6,805,287	3,655,328	2,947,695	1,236,623	2,242,925	(51,073)	721,252

28,386,312	16,478,003	16,153,075	6,024,817	8,312,989	5,077,735	2,249,040	1,971,945

(24,261,379)	(10,557,068)	(14,891,499)	(3,197,017)	(7,532,240)	(2,599,052)	(2,233,576)	(1,109,468)

192,452,500	192,910,049	222,304,076	79,927,263	113,750,431	45,251,740	10,561,744	33,652,288
(4,248,738)	-	-	-	-	-	-	(5,197,920)

188,203,762	192,910,049	222,304,076	79,927,263	113,750,431	45,251,740	10,561,744	28,454,368

192,328,695	198,830,984	223,565,652	82,755,063	114,531,180	47,730,423	10,577,208	29,316,845

263,869,334	65,038,350	103,084,596	20,329,533	60,074,902	12,344,479	29,316,845	-

$456,198,029	$263,869,334	$326,650,248	$103,084,596	$174,606,082	$60,074,902	$39,894,053	$29,316,845

8,800,000	9,000,000	10,400,000	3,800,000	4,400,000	1,800,000	400,000	1,300,001
(200,000)	-	-	-	-	-	-	(200,000)
12,100,001	3,100,001	4,800,001	1,000,001	2,300,001	500,001	1,100,001	-

20,700,001	12,100,001	15,200,001	4,800,001	6,700,001	2,300,001	1,500,001	1,100,001

425

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2025 and 2024

	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)		Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
	2025	2024(a)	2025(b)
Operations:
Net investment income	$882,881	$72,671	$69,034
Net realized gain (loss)	34,220	3,278	17,372
Change in net unrealized appreciation (depreciation)	326,019	157,717	74,268

Net increase in net assets resulting from operations	1,243,120	233,666	160,674

Distributions to Shareholders from:
Distributable earnings	(909,148)	(69,434)	(53,022)

Shareholder Transactions:
Proceeds from shares sold	20,218,161	5,000,025	5,000,025
Value of shares repurchased	-	-	-
Transaction fees	-	-	-

Net increase (decrease) in net assets resulting from share transactions	20,218,161	5,000,025	5,000,025

Net increase (decrease) in net assets	20,552,133	5,164,257	5,107,677

Net assets:
Beginning of year	5,164,257	-	-

End of year	$25,716,390	$5,164,257	$5,107,677

Changes in Shares Outstanding:
Shares sold	800,000	200,001	200,001
Shares repurchased	-	-	-
Shares outstanding, beginning of year	200,001	-	-

Shares outstanding, end of year	1,000,001	200,001	200,001

(a)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

426

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)		Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
2025	2024	2025	2024	2025	2024	2025	2024

$6,106,099	$5,101,773	$7,113,266	$4,480,025	$6,281,732	$3,411,893	$4,586,336	$2,658,139
(203,109)	(23,413)	(600,696)	(69,016)	(992,058)	(13,887)	(474,640)	(183,265)
220,596	2,758,848	(73,977)	2,542,836	(8,685)	1,739,724	(286,854)	1,769,124

6,123,586	7,837,208	6,438,593	6,953,845	5,280,989	5,137,730	3,824,842	4,243,998

(6,107,969)	(5,091,783)	(7,156,280)	(4,459,435)	(6,307,267)	(3,414,318)	(4,595,976)	(2,642,256)

29,406,573	58,125,610	75,437,520	98,378,888	101,180,004	75,299,131	92,875,807	51,070,544
(36,743,172)	-	-	-	-	-	-	-
49,014	108,691	76,666	204,700	76,636	158,724	104,395	115,987

(7,287,585)	58,234,301	75,514,186	98,583,588	101,256,640	75,457,855	92,980,202	51,186,531

(7,271,968)	60,979,726	74,796,499	101,077,998	100,230,362	77,181,267	92,209,068	52,788,273

227,889,081	166,909,355	215,212,828	114,134,830	168,081,077	90,899,810	121,925,673	69,137,400

$220,617,113	$227,889,081	$290,009,327	$215,212,828	$268,311,439	$168,081,077	$214,134,741	$121,925,673

1,200,000	2,400,000	3,200,000	4,200,000	4,300,000	3,200,000	4,000,000	2,200,000
(1,500,000)	-	-	-	-	-	-	-
9,300,001	6,900,001	9,100,001	4,900,001	7,100,001	3,900,001	5,200,001	3,000,001

9,000,001	9,300,001	12,300,001	9,100,001	11,400,001	7,100,001	9,200,001	5,200,001

427

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2025 and 2024

	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	2025	2024	2025	2024
Operations:
Net investment income	$4,837,862	$2,323,656	$4,249,243	$2,297,845
Net realized gain (loss)	(971,899)	1,555	(688,936)	(32,437)
Change in net unrealized appreciation (depreciation)	(820,650)	1,326,796	(1,571,160)	1,650,658

Net increase (decrease) in net assets resulting from operations	3,045,313	3,652,007	1,989,147	3,916,066

Distributions to Shareholders from:
Distributable earnings	(4,858,255)	(2,312,432)	(4,281,667)	(2,280,346)

Shareholder Transactions:
Proceeds from shares sold	80,218,356	73,614,757	65,306,133	58,881,497
Transaction fees	86,091	160,957	54,711	114,367

Net increase in net assets resulting from share transactions	80,304,447	73,775,714	65,360,844	58,995,864

Net increase in net assets	78,491,505	75,115,289	63,068,324	60,631,584

Net assets:
Beginning of year	122,731,323	47,616,034	112,270,477	51,638,893

End of year	$201,222,828	$122,731,323	$175,338,801	$112,270,477

Changes in Shares Outstanding:
Shares sold	3,500,000	3,200,000	3,000,000	2,700,000
Shares outstanding, beginning of year	5,300,001	2,100,001	5,100,001	2,400,001

Shares outstanding, end of year	8,800,001	5,300,001	8,100,001	5,100,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

428

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)		Invesco BulletShares 2032 Municipal Bond ETF (BSMW)		Invesco BulletShares 2033 Municipal Bond ETF (BSSX)		Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
2025	2024	2025	2024	2025	2024(a)	2025(b)

$2,843,264	$1,622,817	$3,233,453	$1,810,515	$2,309,159	$843,155	$800,365
(828,165)	(13,109)	(419,075)	57,823	(136,393)	(11,994)	(167,571)
(1,154,742)	1,690,525	(3,267,422)	1,431,406	(3,089,257)	243,170	(752,717)

860,357	3,300,233	(453,044)	3,299,744	(916,491)	1,074,331	(119,923)

(2,835,124)	(1,617,410)	(3,291,904)	(1,806,985)	(2,302,434)	(829,944)	(753,959)

41,603,620	43,435,906	42,294,459	54,746,786	43,285,976	49,250,946	57,440,784
52,076	87,507	43,671	136,867	76,673	110,627	95,731

41,655,696	43,523,413	42,338,130	54,883,653	43,362,649	49,361,573	57,536,515

39,680,929	45,206,236	38,593,182	56,376,412	40,143,724	49,605,960	56,662,633

74,149,539	28,943,303	76,211,529	19,835,117	49,605,960	-	-

$113,830,468	$74,149,539	$114,804,711	$76,211,529	$89,749,684	$49,605,960	$56,662,633

2,000,000	2,100,000	1,700,000	2,200,000	1,700,000	1,900,001	2,400,001
3,500,001	1,400,001	3,000,001	800,001	1,900,001	-	-

5,500,001	3,500,001	4,700,001	3,000,001	3,600,001	1,900,001	2,400,001

429

Financial Highlights

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$20.59	$20.17	$20.40	$22.30	$22.44

Net investment income(a)	0.85	0.79	0.64	0.41	0.41
Net realized and unrealized gain (loss) on investments	0.11	0.42	(0.25)	(1.88)	(0.13)

Total from investment operations	0.96	1.21	0.39	(1.47)	0.28

Distributions to shareholders from:
Net investment income	(0.85)	(0.79)	(0.62)	(0.39)	(0.42)
Net realized gains	-	-	-	(0.04)	-

Total distributions	(0.85)	(0.79)	(0.62)	(0.43)	(0.42)

Net asset value at end of year	$20.70	$20.59	$20.17	$20.40	$22.30

Market price at end of year(b)	$20.70	$20.60	$20.18	$20.37	$22.31

Net Asset Value Total Return(c)	4.76%	6.10%	1.99%	(6.63)%	1.25%
Market Price Total Return(c)	4.71%	6.10%	2.19%	(6.81)%	1.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,033,745	$4,074,370	$2,846,919	$1,664,398	$1,056,865
Ratio to average net assets of:
Expenses, after Waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Expenses, prior to Waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.08%	3.90%	3.20%	1.93%	1.85%
Portfolio turnover rate	1%	2%	1%	10%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

430

Financial Highlights–(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Years Ended August 31,
	2025	2024	2023	2022		2021
Per Share Operating Performance:
Net asset value at beginning of year	$19.46	$18.93	$19.26	$21.56		$21.75

Net investment income(a)	0.81	0.77	0.65	0.43		0.43
Net realized and unrealized gain (loss) on investments	0.08	0.51	(0.34)	(2.31)		(0.18)

Total from investment operations	0.89	1.28	0.31	(1.88)		0.25

Distributions to shareholders from:
Net investment income	(0.81)	(0.75)	(0.64)	(0.42)		(0.44)
Net realized gains	-	-	-	(0.00	)(b)	-

Total distributions	(0.81)	(0.75)	(0.64)	(0.42)		(0.44)

Net asset value at end of year	$19.54	$19.46	$18.93	$19.26		$21.56

Market price at end of year(c)	$19.55	$19.48	$18.94	$19.21		$21.58

Net Asset Value Total Return(d)	4.69%	6.92%	1.64%	(8.79)%		1.16%
Market Price Total Return(d)	4.64%	6.97%	1.95%	(9.11)%		1.11%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,245,087	$3,712,162	$1,982,408	$1,178,455		$578,885
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%		0.10%
Net investment income	4.17%	4.02%	3.42%	2.17%		2.01%
Portfolio turnover rate(e)	3%	2%	1%	4%		2%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

431

Financial Highlights–(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$19.59	$18.99	$19.37	$22.01	$22.06

Net investment income(a)	0.85	0.82	0.68	0.46	0.47
Net realized and unrealized gain (loss) on investments	0.10	0.59	(0.39)	(2.64)	(0.05)

Total from investment operations	0.95	1.41	0.29	(2.18)	0.42

Distributions to shareholders from:
Net investment income	(0.84)	(0.81)	(0.66)	(0.45)	(0.47)
Net realized gains	-	-	(0.01)	(0.01)	-

Total distributions	(0.84)	(0.81)	(0.67)	(0.46)	(0.47)

Net asset value at end of year	$19.70	$19.59	$18.99	$19.37	$22.01

Market price at end of year(b)	$19.70	$19.61	$19.00	$19.29	$22.04

Net Asset Value Total Return(c)	4.96%	7.61%	1.53%	(9.99)%	1.94%
Market Price Total Return(c)	4.85%	7.65%	2.01%	(10.48)%	2.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,983,444	$2,148,253	$1,062,506	$479,527	$353,298
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.34%	4.30%	3.60%	2.26%	2.15%
Portfolio turnover rate(d)	2%	0%	1%	4%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

432

Financial Highlights–(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

	Years Ended August 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$20.40	$19.68		$20.03	$23.17	$23.25

Net investment income(a)	0.93	0.91		0.76	0.47	0.52
Net realized and unrealized gain (loss) on investments	0.15	0.70		(0.38)	(3.13)	(0.09	)(b)

Total from investment operations	1.08	1.61		0.38	(2.66)	0.43

Distributions to shareholders from:
Net investment income	(0.92)	(0.89)		(0.73)	(0.47)	(0.51)
Net realized gains	-	-		-	(0.01)	-

Total distributions	(0.92)	(0.89)		(0.73)	(0.48)	(0.51)

Net asset value at end of year	$20.56	$20.40		$19.68	$20.03	$23.17

Market price at end of year(c)	$20.56	$20.43		$19.69	$19.96	$23.18

Net Asset Value Total Return(d)	5.45%	8.37%		1.97%	(11.62)%	1.90%
Market Price Total Return(d)	5.29%	8.47%		2.38%	(11.96)%	1.95%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,757,400	$1,891,346		$720,429	$273,454	$225,925
Ratio to average net assets of:
Expenses	0.10%	0.10%		0.10%	0.10%	0.10%
Net investment income	4.56%	4.57%		3.86%	2.20%	2.24%
Portfolio turnover rate(e)	3%	0	%(f)	1%	7%	2%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

433

Financial Highlights–(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

	Years Ended August 31,
	2025	2024		2023	2022		2021
Per Share Operating Performance:
Net asset value at beginning of year	$18.65	$17.89		$18.22	$21.37		$21.51

Net investment income(a)	0.86	0.83		0.69	0.43		0.42
Net realized and unrealized gain (loss) on investments	0.15	0.73		(0.38)	(3.15)		(0.14)

Total from investment operations	1.01	1.56		0.31	(2.72)		0.28

Distributions to shareholders from:
Net investment income	(0.85)	(0.80)		(0.64)	(0.43)		(0.42)
Net realized gains	-	-		-	(0.00	)(b)	-

Total distributions	(0.85)	(0.80)		(0.64)	(0.43)		(0.42)

Net asset value at end of year	$18.81	$18.65		$17.89	$18.22		$21.37

Market price at end of year(c)	$18.81	$18.68		$17.90	$18.14		$21.39

Net Asset Value Total Return(d)	5.59%	8.98%		1.79%	(12.84)%		1.31%
Market Price Total Return(d)	5.42%	9.10%		2.29%	(13.30)%		1.41%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,248,444	$1,175,121		$394,520	$128,462		$112,209
Ratio to average net assets of:
Expenses	0.10%	0.10%		0.10%	0.10%		0.10%
Net investment income	4.64%	4.59%		3.85%	2.19%		1.98%
Portfolio turnover rate(e)	3%	0	%(f)	1%	6%		0	%(f)

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

434

Financial Highlights–(continued)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

						For the Period September 14, 2020(a) Through August 31, 2021

	Years Ended August 31,
	2025	2024		2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.77	$16.04		$16.48	$19.77	$20.00

Net investment income(b)	0.78	0.78		0.65	0.45	0.36
Net realized and unrealized gain (loss) on investments	0.11	0.70		(0.45)	(3.32)	(0.27)

Total from investment operations	0.89	1.48		0.20	(2.87)	0.09

Distributions to shareholders from:
Net investment income	(0.77)	(0.75)		(0.64)	(0.42)	(0.32)

Net asset value at end of period	$16.89	$16.77		$16.04	$16.48	$19.77

Market price at end of period(c)	$16.89	$16.79		$16.03	$16.38	$19.79

Net Asset Value Total Return(d)	5.51%	9.51%		1.27%	(14.67)%	0.45	%(e)
Market Price Total Return(d)	5.37%	9.71%		1.82%	(15.27)%	0.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,846,632	$915,621		$257,396	$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10%	0.10%		0.10%	0.10%	0.10	%(f)
Net investment income	4.73%	4.79%		4.06%	2.60%	1.89	%(f)
Portfolio turnover rate(g)	4%	0	%(h)	0%	3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

435

Financial Highlights–(continued)

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

				For the Period September 13, 2021(a) Through August 31, 2022

	Years Ended August 31,
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$16.46	$15.77	$16.36	$20.00

Net investment income(b)	0.79	0.80	0.73	0.47
Net realized and unrealized gain (loss) on investments	0.18	0.67	(0.62)	(3.68)

Total from investment operations	0.97	1.47	0.11	(3.21)

Distributions to shareholders from:
Net investment income	(0.78)	(0.78)	(0.70)	(0.43)

Net asset value at end of period	$16.65	$16.46	$15.77	$16.36

Market price at end of period(c)	$16.65	$16.48	$15.77	$16.30

Net Asset Value Total Return(d)	6.10%	9.60%	0.73%	(16.17	)%(e)
Market Price Total Return(d)	5.98%	9.73%	1.10%	(16.48	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,215,938	$582,548	$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10	%(f)
Net investment income	4.85%	5.00%	4.63%	2.81	%(f)
Portfolio turnover rate(g)	1%	0%	0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

436

Financial Highlights–(continued)

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

			For the Period September 6, 2022(a) Through August 31, 2023

	Years Ended August 31,
	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.68	$19.86	$20.00

Net investment income(b)	1.02	1.04	0.99
Net realized and unrealized gain (loss) on investments	0.06	0.80	(0.25)

Total from investment operations	1.08	1.84	0.74

Distributions to shareholders from:
Net investment income	(1.01)	(1.02)	(0.88)

Net asset value at end of period	$20.75	$20.68	$19.86

Market price at end of period(c)	$20.75	$20.71	$19.86

Net Asset Value Total Return(d)	5.43%	9.58%	3.74	%(e)
Market Price Total Return(d)	5.27%	9.73%	3.75	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,020,768	$564,498	$143,018
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10	%(f)
Net investment income	5.01%	5.19%	5.08	%(f)
Portfolio turnover rate(g)	4%	0%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

437

Financial Highlights–(continued)

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

	Years Ended August 31, 2025	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$21.27	$20.00

Net investment income(b)	1.06	1.00
Net realized and unrealized gain on investments	0.00	1.18

Total from investment operations	1.06	2.18

Distributions to shareholders from:
Net investment income	(1.04)	(0.91)

Net asset value at end of period	$21.29	$21.27

Market price at end of period(c)	$21.28	$21.31

Net Asset Value Total Return(d)	5.22%	11.15	%(e)
Market Price Total Return(d)	4.97%	11.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$673,746	$341,461
Ratio to average net assets of:
Expenses	0.10%	0.10	%(f)
Net investment income	5.05%	5.09	%(f)
Portfolio turnover rate(g)	2%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 11.44%. The market price total return from Fund Inception to August 31, 2024 was 11.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

438

Financial Highlights–(continued)

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)

	Years Ended August 31, 2025		For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.77		$20.00

Net investment income(b)	1.04		0.24
Net realized and unrealized gain (loss) on investments	(0.05	)(c)	0.76

Total from investment operations	0.99		1.00

Distributions to shareholders from:
Net investment income.	(0.95)		(0.23)

Net asset value at end of period	$20.81		$20.77

Market price at end of period(d)	$20.81		$20.83

Net Asset Value Total Return(e)	4.93%		4.99	%(f)
Market Price Total Return(e)	4.63%		5.29	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$259,082		$15,578
Ratio to average net assets of:
Expenses	0.10%		0.10	%(g)
Net investment income	5.08%		5.26	%(g)
Portfolio turnover rate(h)	1%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 3.95%. The market price total return from Fund Inception to August 31, 2024 was 4.15%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

439

Financial Highlights–(continued)

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)

	For the Period June 9, 2025(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$20.00

Net investment income(b)	0.24
Net realized and unrealized gain on investments	0.46

Total from investment operations	0.70

Distributions to shareholders from:
Net investment income	(0.17)

Net asset value at end of period	$20.53

Market price at end of period(c)	$20.54

Net Asset Value Total Return(d)	3.52	%(e)
Market Price Total Return(d)	3.58	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,400
Ratio to average net assets of:
Expenses	0.10	%(f)
Net investment income	5.19	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.96%. The market price total return from Fund Inception to August 31, 2025 was 2.91%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

440

Financial Highlights–(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.05	$22.63	$22.37	$24.61	$23.77

Net investment income(a)	1.24	1.55	1.49	1.10	1.10
Net realized and unrealized gain (loss) on investments	0.03	0.47	0.19	(2.26)	0.85

Total from investment operations	1.27	2.02	1.68	(1.16)	1.95

Distributions to shareholders from:
Net investment income.	(1.24)	(1.60)	(1.42)	(1.08)	(1.11)

Net asset value at end of year	$23.08	$23.05	$22.63	$22.37	$24.61

Market price at end of year(b)	$23.08	$23.06	$22.67	$22.28	$24.63

Net Asset Value Total Return(c)	5.66%	9.28%	7.79%	(4.84)%	8.37%
Market Price Total Return(c)	5.62%	9.12%	8.41%	(5.29)%	8.60%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$713,292	$1,025,646	$1,136,056	$400,386	$292,895
Ratio to average net assets of:
Expenses, after Waivers	0.40%	0.42%	0.42%	0.42%	0.42%
Expenses, prior to Waivers	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.37%	6.82%	6.69%	4.66%	4.52%
Portfolio turnover rate(d)	44%	83%	33%	42%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.32	$22.87	$22.72	$25.73	$24.93

Net investment income(a)	1.49	1.58	1.46	1.18	1.12
Net realized and unrealized gain (loss) on investments	0.06	0.43	0.13	(3.02)	0.80

Total from investment operations	1.55	2.01	1.59	(1.84)	1.92

Distributions to shareholders from:
Net investment income	(1.47)	(1.56)	(1.44)	(1.17)	(1.12)

Net asset value at end of year.	$23.40	$23.32	$22.87	$22.72	$25.73

Market price at end of year(b)	$23.40	$23.32	$22.90	$22.59	$25.74

Net Asset Value Total Return(c)	6.89%	9.13%	7.29%	(7.33)%	7.86%
Market Price Total Return(c)	6.88%	8.97%	8.04%	(7.89)%	8.12%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,141,878	$641,326	$304,199	$190,829	$115,768
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.38%	6.87%	6.45%	4.88%	4.41%
Portfolio turnover rate(d)	82%	50%	14%	32%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

441

Financial Highlights–(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$22.46	$21.70	$21.61	$25.59	$24.91

Net investment income(a)	1.47	1.54	1.40	1.08	1.08
Net realized and unrealized gain (loss) on investments	0.24	0.73	0.04	(3.85)	0.70

Total from investment operations	1.71	2.27	1.44	(2.77)	1.78

Distributions to shareholders from:
Net investment income	(1.45)	(1.51)	(1.35)	(1.10)	(1.10)
Net realized gains	-	-	-	(0.11)	-

Total distributions	(1.45)	(1.51)	(1.35)	(1.21)	(1.10)

Net asset value at end of year	$22.72	$22.46	$21.70	$21.61	$25.59

Market price at end of year(b)	$22.73	$22.48	$21.74	$21.48	$25.61

Net Asset Value Total Return(c)	7.90%	10.84%	6.95%	(11.14)%	7.29%
Market Price Total Return(c)	7.85%	10.72%	7.78%	(11.75)%	7.68%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$601,990	$287,514	$106,308	$45,380	$43,509
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.53%	7.00%	6.52%	4.52%	4.25%
Portfolio turnover rate(d)	38%	16%	10%	25%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

442

Financial Highlights–(continued)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

					For the Period September 14, 2020(a) Through
	Years Ended August 31,				August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.81	$20.98	$21.20	$25.58	$25.00

Net investment income(b)	1.49	1.55	1.42	1.16	1.03
Net realized and unrealized gain (loss) on investments	0.23	0.80	(0.27)	(4.30)	0.51

Total from investment operations	1.72	2.35	1.15	(3.14)	1.54

Distributions to shareholders from:
Net investment income	(1.49)	(1.52)	(1.37)	(1.14)	(0.96)
Net realized gains	-	-	-	(0.10)	-

Total distributions	(1.49)	(1.52)	(1.37)	(1.24)	(0.96)

Net asset value at end of period	$22.04	$21.81	$20.98	$21.20	$25.58

Market price at end of period(c)	$22.05	$21.90	$21.02	$21.13	$25.61

Net Asset Value Total Return(d)	8.17%	11.63%	5.70%	(12.60)%	6.25	%(e)
Market Price Total Return(d)	7.76%	11.85%	6.23%	(12.99)%	6.37	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$456,198	$263,869	$65,038	$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.43	%(f)
Net investment income	6.84%	7.27%	6.80%	4.99%	4.21	%(f)
Portfolio turnover rate(g)	22%	15%	5%	17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

443

Financial Highlights–(continued)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

					For the Period September 13, 2021(a) Through
	Years Ended August 31,				August 31,
	2025		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.48		$20.33	$20.46	$25.00

Net investment income(b)	1.51		1.47	1.30	1.07
Net realized and unrealized gain (loss) on investments	(0.03	)(c)	1.07	(0.16)	(4.59)

Total from investment operations	1.48		2.54	1.14	(3.52)

Distributions to shareholders from:
Net investment income	(1.47)		(1.39)	(1.27)	(1.02)

Net asset value at end of period	$21.49		$21.48	$20.33	$20.46

Market price at end of period(d)	$21.50		$21.61	$20.38	$20.41

Net Asset Value Total Return(e)	7.17%		12.99%	5.82%	(14.35	)%(f)
Market Price Total Return(e)	6.55%		13.36%	6.32%	(14.56	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$326,650		$103,085	$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42%		0.42%	0.42%	0.42	%(g)
Net investment income	7.09%		7.04%	6.45%	5.01	%(g)
Portfolio turnover rate(h)	15%		10%	6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

444

Financial Highlights–(continued)

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

			For the Period September 6, 2022(a) Through
	Years Ended August 31,		August 31,
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.12	$24.69	$25.00

Net investment income(b)	1.77	1.82	1.75
Net realized and unrealized gain (loss) on investments	(0.06)	1.38	(0.35)

Total from investment operations	1.71	3.20	1.40

Distributions to shareholders from:
Net investment income	(1.76)	(1.77)	(1.71)
Net realized gains	(0.01)	-	-

Total distributions	(1.77)	(1.77)	(1.71)

Net asset value at end of period	$26.06	$26.12	$24.69

Market price at end of period(c)	$26.08	$26.15	$24.73

Net Asset Value Total Return(d)	6.81%	13.52%	5.91	%(e)
Market Price Total Return(d)	6.79%	13.46%	6.06	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$174,606	$60,075	$12,344
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42	%(f)
Net investment income	6.86%	7.20%	7.25	%(f)
Portfolio turnover rate(g)	21%	21%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

445

Financial Highlights–(continued)

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

			For the Period September 18, 2023(a) Through
	Years Ended August 31,		August 31,
	2025		2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.65		$ 25.00

Net investment income(b)	1.76		1.66
Net realized and unrealized gain (loss) on investments	(0.07)		1.56

Total from investment operations	1.69		3.22

Distributions to shareholders from:
Net investment income	(1.74)		(1.57)

Net asset value at end of period	$26.60		$ 26.65

Market price at end of period(c)	$26.65		$ 26.76

Net Asset Value Total Return(d)	6.64	%(e)	13.31	%(e)
Market Price Total Return(d)	6.38	%(e)	13.75	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,894		$29,317
Ratio to average net assets of:
Expenses	0.42%		0.42	%(f)
Net investment income	6.67%		6.74	%(f)
Portfolio turnover rate(g)	20%		24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 13.53%. The market price total return from Fund Inception to August 31, 2024 was 13.85%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

446

Financial Highlights–(continued)

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)

		For the Period June 10, 2024(a) Through
	Years Ended August 31,	August 31,
	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.82	$25.00

Net investment income(b)	1.64	0.37
Net realized and unrealized gain on investments	0.01	0.80

Total from investment operations	1.65	1.17

Distributions to shareholders from:
Net investment income	(1.63)	(0.35)
Net realized gains	(0.12)	-

Total distributions	(1.75)	(0.35)

Net asset value at end of period	$25.72	$25.82

Market price at end of period(c)	$25.71	$25.85

Net Asset Value Total Return(d)	6.71%	4.69	%(e)
Market Price Total Return(d)	6.54%	4.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,716	$5,164
Ratio to average net assets of:
Expenses	0.42%	0.42	%(f)
Net investment income	6.51%	6.45	%(f)
Portfolio turnover rate(g)	34%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 4.02%. The market price total return from Fund Inception to August 31, 2024 was 4.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

447

Financial Highlights–(continued)

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)

	For the Period June 9, 2025(a) Through August 31,
	2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.35
Net realized and unrealized gain on investments	0.46

Total from investment operations	0.81

Distributions to shareholders from:
Net investment income	(0.27)

Net asset value at end of period	$25.54

Market price at end of period(c)	$25.54

Net Asset Value Total Return(d)	3.24	%(e)
Market Price Total Return(d)	3.23	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,108
Ratio to average net assets of:
Expenses	0.42	%(f)
Net investment income	6.07	%(f)
Portfolio turnover rate(g)	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.86%. The market price total return from Fund Inception to August 31, 2025 was 2.74%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

448

Financial Highlights–(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.50	$24.19	$24.36	$26.02	$25.71

Net investment income(a)	0.63	0.60	0.51	0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.01)	0.30	(0.23)	(1.73)	0.25

Total from investment operations.	0.62	0.90	0.28	(1.49)	0.47

Distributions to shareholders from:
Net investment income	(0.62)	(0.60)	(0.49)	(0.22)	(0.23)

Transaction fees(a)	0.01	0.01	0.04	0.05	0.07

Net asset value at end of year	$24.51	$24.50	$24.19	$24.36	$26.02

Market price at end of year(b)	$24.50	$24.53	$24.26	$24.40	$26.08

Net Asset Value Total Return(c)	2.63%	3.80%	1.34%	(5.56)%	2.12%
Market Price Total Return(c)	2.46%	3.63%	1.45%	(5.62)%	2.08%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$220,617	$227,889	$166,909	$75,530	$39,032
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.55%	2.49%	2.10%	0.97%	0.84%
Portfolio turnover rate(d)	43%	3%	5%	2%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.65	$23.29	$23.58	$25.99	$25.48

Net investment income(a)	0.66	0.64	0.57	0.33	0.31
Net realized and unrealized gain (loss) on investments	(0.08)	0.32	(0.35)	(2.48)	0.49

Total from investment operations.	0.58	0.96	0.22	(2.15)	0.80

Distributions to shareholders from:
Net investment income	(0.66)	(0.63)	(0.56)	(0.30)	(0.32)

Transaction fees(a)	0.01	0.03	0.05	0.04	0.03

Net asset value at end of year	$23.58	$23.65	$23.29	$23.58	$25.99

Market price at end of year(b)	$23.55	$23.68	$23.36	$23.61	$26.07

Net Asset Value Total Return(c)	2.53%	4.30%	1.16%	(8.16)%	3.27%
Market Price Total Return(c)	2.27%	4.11%	1.33%	(8.32)%	3.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$290,009	$215,213	$114,135	$42,441	$23,391
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.80%	2.73%	2.42%	1.36%	1.22%
Portfolio turnover rate(d)	17%	5%	7%	11%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

449

Financial Highlights–(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.67	$23.31	$23.56	$25.91	$25.34

Net investment income(a)	0.67	0.66	0.61	0.30	0.26
Net realized and unrealized gain (loss) on investments	(0.14)	0.32	(0.35)	(2.40)	0.57

Total from investment operations	0.53	0.98	0.26	(2.10)	0.83

Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.57)	(0.28)	(0.27)

Transaction fees(a)	0.01	0.03	0.06	0.03	0.01

Net asset value at end of year	$23.54	$23.67	$23.31	$23.56	$25.91

Market price at end of year(b)	$23.55	$23.68	$23.36	$23.58	$25.95

Net Asset Value Total Return(c)	2.31%	4.40%	1.37%	(8.03)%	3.32%
Market Price Total Return(c)	2.31%	4.22%	1.50%	(8.09)%	3.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$268,311	$168,081	$90,900	$25,919	$18,140
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.85%	2.82%	2.59%	1.23%	1.03%
Portfolio turnover rate(d)	16%	1%	2%	9%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

450

Financial Highlights–(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

		Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.45	$23.05	$23.27	$26.31	$25.70

Net investment income(a)	0.67	0.66	0.58	0.34	0.38
Net realized and unrealized gain (loss) on investments	(0.20)	0.35	(0.31)	(3.03)	0.55

Total from investment operations	0.47	1.01	0.27	(2.69)	0.93

Distributions to shareholders from:
Net investment income	(0.66)	(0.64)	(0.54)	(0.33)	(0.40)
Net realized gains	-	-	-	(0.03)	-
Total distributions	(0.66)	(0.64)	(0.54)	(0.36)	(0.40)

Transaction fees(a)	0.02	0.03	0.05	0.01	0.08

Net asset value at end of year	$23.28	$23.45	$23.05	$23.27	$26.31

Market price at end of year(b)	$23.34	$23.40	$23.12	$23.27	$26.36

Net Asset Value Total Return(c)	2.15%	4.59%	1.40%	(10.23)%	3.95%
Market Price Total Return(c)	2.63%	4.05%	1.70%	(10.41)%	3.91%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$214,135	$121,926	$69,137	$20,942	$18,419
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.87%	2.83%	2.50%	1.36%	1.45%
Portfolio turnover rate(d)	11%	5%	4%	6%	4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

451

Financial Highlights–(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

	Years Ended August 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.16	$22.67		$22.89	$26.18	$25.67

Net investment income(a)	0.66	0.65		0.58	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.31)	0.43		(0.29)	(3.31)	0.47

Total from investment operations	0.35	1.08		0.29	(2.95)	0.83

Distributions to shareholders from:
Net investment income	(0.65)	(0.63)		(0.55)	(0.36)	(0.39)

Transaction fees(a)	0.01	0.04		0.04	0.02	0.07

Net asset value at end of year	$22.87	$23.16		$22.67	$22.89	$26.18

Market price at end of year(b)	$22.89	$23.16		$22.70	$22.91	$26.24

Net Asset Value Total Return(c)	1.60%	5.02%		1.44%	(11.28)%	3.52%
Market Price Total Return(c)	1.69%	4.87%		1.48%	(11.41)%	3.63%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$201,223	$122,731		$47,616	$18,314	$15,711
Ratio to average net assets of:
Expenses	0.18%	0.18%		0.18%	0.18%	0.18%
Net investment income	2.87%	2.83%		2.53%	1.48%	1.40%
Portfolio turnover rate(d)	11%	0	%(e)	6%	13%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(e)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

452

Financial Highlights–(continued)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

					For the Period September 14, 2020(a) Through
	Years Ended August 31,				August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.01	$21.52	$21.71	$25.61	$25.00

Net investment income(b)	0.64	0.63	0.58	0.44	0.37
Net realized and unrealized gain (loss) on investments	(0.37)	0.46	(0.24)	(4.01)	0.59

Total from investment operations	0.27	1.09	0.34	(3.57)	0.96

Distributions to shareholders from:
Net investment income	(0.64)	(0.63)	(0.57)	(0.41)	(0.35)

Transaction fees(b)	0.01	0.03	0.04	0.08	-

Net asset value at end of period	$21.65	$22.01	$21.52	$21.71	$25.61

Market price at end of period(c)	$21.64	$21.98	$21.56	$21.72	$25.69

Net Asset Value Total Return(d)	1.30%	5.26%	1.77%	(13.72)%	3.87	%(e)
Market Price Total Return(d)	1.39%	4.91%	1.91%	(13.95)%	4.19	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$175,339	$112,270	$51,639	$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.93%	2.92%	2.68%	1.89%	1.52	%(f)
Portfolio turnover rate(g)	11%	3%	11%	28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

453

Financial Highlights–(continued)

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

				For the Period September 13, 2021(a) Through
	Years Ended August 31,			August 31,
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.19	$20.67	$20.72	$25.00

Net investment income(b)	0.64	0.64	0.54	0.41
Net realized and unrealized gain (loss) on investments	(0.51)	0.48	(0.10)	(4.37)

Total from investment operations	0.13	1.12	0.44	(3.96)

Distributions to shareholders from:
Net investment income	(0.63)	(0.63)	(0.54)	(0.38)

Transaction fees(b)	0.01	0.03	0.05	0.06

Net asset value at end of period	$20.70	$21.19	$20.67	$20.72

Market price at end of period(c)	$20.76	$21.15	$20.71	$20.70

Net Asset Value Total Return(d)	0.68%	5.64%	2.38%	(15.72	)%(e)
Market Price Total Return(d)	1.16%	5.23%	2.67%	(15.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,830	$74,150	$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	3.06%	3.08%	2.61%	1.93	%(f)
Portfolio turnover rate(g)	21%	5%	6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

454

Financial Highlights–(continued)

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

				For the Period February 27, 2023(a) Through
	Years Ended August 31,			August 31,
	2025		2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.40		$24.79	$25.00

Net investment income(b)	0.83		0.86	0.41
Net realized and unrealized gain (loss) on investments	(0.97)		0.52	(0.36)

Total from investment operations	(0.14)		1.38	0.05

Distributions to shareholders from:
Net investment income	(0.84)		(0.83)	(0.37)
Net realized gains	(0.00	)(c)	-	-

Total distributions	(0.84)		(0.83)	(0.37)

Transaction fees(b)	0.01		0.06	0.11

Net asset value at end of period	$24.43		$25.40	$24.79

Market price at end of period(d)	$24.47		$25.42	$24.82

Net Asset Value Total Return(e)	(0.51)%		5.90%	0.62	%(f)
Market Price Total Return(e)	(0.43)%		5.84%	0.74	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$114,805		$76,212	$19,835
Ratio to average net assets of:
Expenses	0.18%		0.18%	0.18	%(g)
Net investment income	3.36%		3.41%	3.26	%(g)
Portfolio turnover rate(h)	8%		5%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

455

Financial Highlights–(continued)

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

		For the Period September 18, 2023(a) Through
	Years Ended August 31,	August 31,
	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.11	$25.00

Net investment income(b)	0.86	0.85
Net realized and unrealized gain (loss) on investments	(1.22)	0.96

Total from investment operations	(0.36)	1.81

Distributions to shareholders from:
Net investment income	(0.85)	(0.81)

Transaction fees(b)	0.03	0.11

Net asset value at end of period	$24.93	$26.11

Market price at end of period(c)	$25.00	$26.20

Net Asset Value Total Return(d)	(1.27)%	7.80	%(e)
Market Price Total Return(d)	(1.34)%	8.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,750	$49,606
Ratio to average net assets of:
Expenses	0.18%	0.18	%(f)
Net investment income	3.40%	3.45	%(f)
Portfolio turnover rate(g)	3%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 7.84%. The market price total return from Fund Inception to August 31, 2024 was 8.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

456

Financial Highlights–(continued)

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)

	For the Period September 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.85
Net realized and unrealized gain (loss) on investments	(1.63)

Total from investment operations	(0.78)

Distributions to shareholders from:
Net investment income	(0.71)

Transaction fees(b)	0.10

Net asset value at end of period	$23.61

Market price at end of period(c)	$23.67

Net Asset Value Total Return(d)	(2.71	)%(e)
Market Price Total Return(d)	(2.47	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,663
Ratio to average net assets of:
Expenses	0.18	%(f)
Net investment income	3.65	%(f)
Portfolio turnover rate(g)	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 11, 2024, the first day of trading on the exchange) to August 31, 2025 was (2.95)%. The market price total return from Fund Inception to August 31, 2025 was (3.06)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

457

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

August 31, 2025

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	“BulletShares 2029 Corporate Bond ETF”

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	“BulletShares 2030 Corporate Bond ETF”

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	“BulletShares 2031 Corporate Bond ETF”

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	“BulletShares 2032 Corporate Bond ETF”

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	“BulletShares 2033 Corporate Bond ETF”

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	“BulletShares 2034 Corporate Bond ETF”

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	“BulletShares 2035 Corporate Bond ETF”

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	“BulletShares 2027 High Yield Corporate Bond ETF”

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	“BulletShares 2028 High Yield Corporate Bond ETF”

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	“BulletShares 2029 High Yield Corporate Bond ETF”

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	“BulletShares 2030 High Yield Corporate Bond ETF”

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	“BulletShares 2031 High Yield Corporate Bond ETF”

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	“BulletShares 2032 High Yield Corporate Bond ETF”

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	“BulletShares 2033 High Yield Corporate Bond ETF”

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	“BulletShares 2025 Municipal Bond ETF”

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	“BulletShares 2026 Municipal Bond ETF”

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	“BulletShares 2027 Municipal Bond ETF”

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	“BulletShares 2028 Municipal Bond ETF”

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	“BulletShares 2029 Municipal Bond ETF”

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	“BulletShares 2030 Municipal Bond ETF”

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	“BulletShares 2031 Municipal Bond ETF”

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	“BulletShares 2032 Municipal Bond ETF”

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	“BulletShares 2033 Municipal Bond ETF”

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	“BulletShares 2034 Municipal Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

BulletShares 2025 Corporate Bond ETF, BulletShares 2025 High Yield Corporate Bond ETF and BulletShares 2025 Municipal Bond ETF will terminate on or about December 15, 2025. In connection with the termination of the Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Funds do not seek to distribute any predetermined amount of cash at maturity.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF, BulletShares 2033 Municipal Bond ETF and BulletShares 2034 Municipal Bond ETF (collectively, the “BulletShares Municipal Bond ETFs”)) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in

458

exchange for the deposit or delivery of cash. Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BulletShares 2025 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2025 Index

BulletShares 2026 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2026 Index

BulletShares 2027 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2027 Index

BulletShares 2028 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2028 Index

BulletShares 2029 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2029 Index

BulletShares 2030 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2030 Index

BulletShares 2031 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2031 Index

BulletShares 2032 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2032 Index

BulletShares 2033 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2033 Index

BulletShares 2034 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2034 Index

BulletShares 2035 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2035 Index

BulletShares 2025 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2025 Index

BulletShares 2026 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2026 Index

BulletShares 2027 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2027 Index

BulletShares 2028 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2028 Index

BulletShares 2029 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2029 Index

BulletShares 2030 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2030 Index

BulletShares 2031 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2031 Index

BulletShares 2032 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2032 Index

BulletShares 2033 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2033 Index

BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index

BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index

BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index

BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index

BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index

BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index

BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index

BulletShares 2032 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2032 Index

BulletShares 2033 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2033 Index

BulletShares 2034 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2034 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

459

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant

460

governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis.

Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

461

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Segment Reporting - In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

J.

Securities Lending - Each Fund (except for the BulletShares Municipal Bond ETFs) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will

462

return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, there were no affiliated securities lending transactions with Invesco.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the BulletShares Municipal Bond ETFs currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Funds’ investments. As such, each BulletShares Municipal Bond ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the BulletShares Municipal Bond ETFs may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Funds had made a redemption in-kind, which may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between such Funds and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease a BulletShares Municipal Bond ETF’s NAV.

Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit

463

ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.

Municipal Securities Risk. The BulletShares Municipal Bond ETFs invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal

464

market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. If a Fund is non-diversified and therefore can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

465

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%

BulletShares 2027 Corporate Bond ETF	0.10%

BulletShares 2028 Corporate Bond ETF	0.10%

BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2030 Corporate Bond ETF	0.10%

BulletShares 2031 Corporate Bond ETF	0.10%

BulletShares 2032 Corporate Bond ETF	0.10%

BulletShares 2033 Corporate Bond ETF	0.10%

BulletShares 2034 Corporate Bond ETF	0.10%

BulletShares 2035 Corporate Bond ETF	0.10%

BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%

BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2028 High Yield Corporate Bond ETF	0.42%

BulletShares 2029 High Yield Corporate Bond ETF	0.42%

BulletShares 2030 High Yield Corporate Bond ETF	0.42%

BulletShares 2031 High Yield Corporate Bond ETF	0.42%

BulletShares 2032 High Yield Corporate Bond ETF	0.42%

BulletShares 2033 High Yield Corporate Bond ETF	0.42%

BulletShares 2025 Municipal Bond ETF	0.18%

BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%

BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%

BulletShares 2030 Municipal Bond ETF	0.18%

BulletShares 2031 Municipal Bond ETF	0.18%

BulletShares 2032 Municipal Bond ETF	0.18%

BulletShares 2033 Municipal Bond ETF	0.18%

BulletShares 2034 Municipal Bond ETF	0.18%

Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2025 Corporate Bond ETF	$282,655

BulletShares 2026 Corporate Bond ETF	15,620

BulletShares 2027 Corporate Bond ETF	7,540

BulletShares 2028 Corporate Bond ETF	5,788

BulletShares 2029 Corporate Bond ETF	5,658

BulletShares 2030 Corporate Bond ETF	3,112

BulletShares 2031 Corporate Bond ETF	1,878

BulletShares 2032 Corporate Bond ETF	1,412

BulletShares 2033 Corporate Bond ETF	1,359

BulletShares 2034 Corporate Bond ETF	515

BulletShares 2035 Corporate Bond ETF(a)	12

BulletShares 2025 High Yield Corporate Bond ETF	182,296

466

BulletShares 2026 High Yield Corporate Bond ETF	$28,593

BulletShares 2027 High Yield Corporate Bond ETF	6,797

BulletShares 2028 High Yield Corporate Bond ETF	3,497

BulletShares 2029 High Yield Corporate Bond ETF	1,821

BulletShares 2030 High Yield Corporate Bond ETF	617

BulletShares 2031 High Yield Corporate Bond ETF	175

BulletShares 2032 High Yield Corporate Bond ETF	66

BulletShares 2033 High Yield Corporate Bond ETF(a)	5

BulletShares 2025 Municipal Bond ETF	-

BulletShares 2026 Municipal Bond ETF	-

BulletShares 2027 Municipal Bond ETF	-

BulletShares 2028 Municipal Bond ETF	-

BulletShares 2029 Municipal Bond ETF	-

BulletShares 2030 Municipal Bond ETF	-

BulletShares 2031 Municipal Bond ETF	-

BulletShares 2032 Municipal Bond ETF	-

BulletShares 2033 Municipal Bond ETF	-

BulletShares 2034 Municipal Bond ETF(b)	-

(a)	For the period June 9, 2025 (commencement of operations) through August 31, 2025.
(b)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the fiscal year ended August 31, 2025, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)

BulletShares 2025 Corporate Bond ETF	$2,964,415	$6,732,328	$5,782

BulletShares 2026 Corporate Bond ETF	15,085,722	-	-

BulletShares 2027 Corporate Bond ETF	4,573,708	2,964,415	33,872

BulletShares 2028 Corporate Bond ETF	-	7,203,191	26,569

BulletShares 2029 Corporate Bond ETF	2,158,621	7,882,531	53,160

BulletShares 2025 High Yield Corporate Bond ETF	19,785,754	46,781,956	51,443

BulletShares 2026 High Yield Corporate Bond ETF	74,482,134	19,874,752	70,884

BulletShares 2027 High Yield Corporate Bond ETF	4,472,825	8,268,025	48,244

BulletShares 2028 High Yield Corporate Bond ETF	3,976,038	15,053,430	545,695

BulletShares 2029 High Yield Corporate Bond ETF	1,143,374	4,825,625	184,470

BulletShares 2030 High Yield Corporate Bond ETF	2,488,633	9,194,589	431,333

BulletShares 2031 High Yield Corporate Bond ETF	879,999	2,618,345	80,753

BulletShares 2032 High Yield Corporate Bond ETF	-	612,035	18,356

BulletShares 2025 Municipal Bond ETF	796,902	5,721,753	(158,328)

467

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)

BulletShares 2026 Municipal Bond ETF	$220,248	$4,753,722	$(186,308)

BulletShares 2027 Municipal Bond ETF	763,701	6,186,504	(436,014)

BulletShares 2028 Municipal Bond ETF	307,698	2,870,732	(157,703)

BulletShares 2029 Municipal Bond ETF	104,955	3,006,979	(214,851)

BulletShares 2030 Municipal Bond ETF	-	4,806,669	(317,501)

BulletShares 2031 Municipal Bond ETF	10,014	1,182,184	(101,423)

BulletShares 2032 Municipal Bond ETF	264,900	4,905,817	(292,132)

BulletShares 2033 Municipal Bond ETF	404,817	975,056	(116,409)

BulletShares 2034 Municipal Bond ETF(a)	1,724,610	-	-
(a) For the period September 9, 2024 (commencement of operations) through August 31, 2025.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2025, for each Fund (except for the BulletShares Municipal Bond ETFs). As of August 31, 2025, all of the securities in the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BulletShares 2025 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,732,169,956	$-	$1,732,169,956

Money Market Funds	1,274,791,055	22,107,659	-	1,296,898,714

Total Investments	$1,274,791,055	$1,754,277,615	$-	$3,029,068,670

BulletShares 2026 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$4,199,580,788	$-	$4,199,580,788

Money Market Funds	8,482,547	253,455,271	-	261,937,818

Total Investments	$8,482,547	$4,453,036,059	$-	$4,461,518,606

BulletShares 2027 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$3,945,222,560	$-	$3,945,222,560

Money Market Funds	1,145,113	381,958,452	-	383,103,565

Total Investments	$1,145,113	$4,327,181,012	$-	$4,328,326,125

468

	Level 1	Level 2	Level 3	Total

BulletShares 2028 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,725,889,776	$-	$2,725,889,776

Money Market Funds	1,132,936	399,784,320	-	400,917,256

Total Investments	$1,132,936	$3,125,674,096	$-	$3,126,807,032

BulletShares 2029 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,218,974,347	$-	$2,218,974,347

Money Market Funds	3,388,830	306,449,661	-	309,838,491

Total Investments	$3,388,830	$2,525,424,008	$-	$2,528,812,838

BulletShares 2030 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,817,037,431	$-	$1,817,037,431

Money Market Funds	10,858,849	210,583,153	-	221,442,002

Total Investments	$10,858,849	$2,027,620,584	$-	$2,038,479,433

BulletShares 2031 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,203,845,976	$-	$1,203,845,976

Money Market Funds	671,730	14,871,010	-	15,542,740

Total Investments	$671,730	$1,218,716,986	$-	$1,219,388,716

BulletShares 2032 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,007,934,347	$-	$1,007,934,347

Money Market Funds	516,420	24,730,017	-	25,246,437

Total Investments	$516,420	$1,032,664,364	$-	$1,033,180,784

BulletShares 2033 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$664,176,822	$-	$664,176,822

Money Market Funds	647,772	27,180,553	-	27,828,325

Total Investments	$647,772	$691,357,375	$-	$692,005,147

BulletShares 2034 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$255,035,832	$-	$255,035,832

Money Market Funds	333,554	10,074,363	-	10,407,917

Total Investments	$333,554	$265,110,195	$-	$265,443,749

BulletShares 2035 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$15,091,948	$-	$15,091,948

Money Market Funds	79,351	531,644	-	610,995

Total Investments	$79,351	$15,623,592	$-	$15,702,943

BulletShares 2025 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$134,029,776	$-	$134,029,776

Money Market Funds	574,745,041	-	-	574,745,041

Total Investments	$574,745,041	$134,029,776	$-	$708,774,817

BulletShares 2026 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,077,559,764	$-	$1,077,559,764

Money Market Funds	85,881,696	115,400,892	-	201,282,588

Total Investments	$85,881,696	$1,192,960,656	$-	$1,278,842,352

469

	Level 1	Level 2	Level 3	Total

BulletShares 2027 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$586,011,292	$-	$586,011,292

Money Market Funds	38,465,155	103,822,396	-	142,287,551

Total Investments	$38,465,155	$689,833,688	$-	$728,298,843

BulletShares 2028 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$447,257,385	$425	$447,257,810

Money Market Funds	12,584,704	68,296,817	-	80,881,521

Total Investments	$12,584,704	$515,554,202	$425	$528,139,331

BulletShares 2029 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$318,261,033	$-	$318,261,033

Money Market Funds	3,104,479	21,786,522	-	24,891,001

Total Investments	$3,104,479	$340,047,555	$-	$343,152,034

BulletShares 2030 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$171,269,079	$-	$171,269,079

Money Market Funds	615,775	11,364,727	-	11,980,502

Total Investments	$615,775	$182,633,806	$-	$183,249,581

BulletShares 2031 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$39,235,101	$-	$39,235,101

Money Market Funds	11,009	-	-	11,009

Total Investments	$11,009	$39,235,101	$-	$39,246,110

BulletShares 2032 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$25,257,573	$-	$25,257,573

Money Market Funds	22,445	2,515,502	-	2,537,947

Total Investments	$22,445	$27,773,075	$-	$27,795,520

BulletShares 2033 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$4,914,519	$-	$4,914,519

Money Market Funds	7,688	145,568	-	153,256

Total Investments	$7,688	$5,060,087	$-	$5,067,775

NOTE 6–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:

	2025			2024

	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt

BulletShares 2025 Corporate Bond ETF	$152,298,028	$-	$-	$138,306,116	$-

BulletShares 2026 Corporate Bond ETF	173,573,303	-	-	109,367,273	-

BulletShares 2027 Corporate Bond ETF	129,228,697	-	-	68,666,801	-

BulletShares 2028 Corporate Bond ETF	107,729,419	-	-	60,586,927	-

BulletShares 2029 Corporate Bond ETF	82,179,581	-	-	34,023,895	-

BulletShares 2030 Corporate Bond ETF	64,479,850	-	-	26,770,351	-

BulletShares 2031 Corporate Bond ETF	42,298,292	-	-	18,399,736	-

BulletShares 2032 Corporate Bond ETF	38,548,678	-	-	18,218,198	-

BulletShares 2033 Corporate Bond ETF	24,853,668	-	-	8,111,206	-

BulletShares 2034 Corporate Bond ETF	7,550,455	-	-	86,517	-

BulletShares 2035 Corporate Bond ETF(a)	91,019	-	-	-	-

470

	2025			2024

	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt

BulletShares 2025 High Yield Corporate Bond ETF	$51,589,453	$-	$-	$63,763,290	$-

BulletShares 2026 High Yield Corporate Bond ETF	59,709,285	-	-	30,511,802	-

BulletShares 2027 High Yield Corporate Bond ETF	27,294,598	-	-	12,133,142	-

BulletShares 2028 High Yield Corporate Bond ETF	24,261,379	-	-	10,557,068	-

BulletShares 2029 High Yield Corporate Bond ETF	14,891,499	-	-	3,197,017	-

BulletShares 2030 High Yield Corporate Bond ETF	7,507,582	-	24,658	2,599,052	-

BulletShares 2031 High Yield Corporate Bond ETF	2,233,576	-	-	1,109,468	-

BulletShares 2032 High Yield Corporate Bond ETF	909,148	-	-	69,434	-

BulletShares 2033 High Yield Corporate Bond ETF(a)	53,022	-	-	-	-

BulletShares 2025 Municipal Bond ETF	3,501	6,104,468	-	4,470	5,087,313

BulletShares 2026 Municipal Bond ETF	14,971	7,141,309	-	15,654	4,443,781

BulletShares 2027 Municipal Bond ETF	14,780	6,292,487	-	2,007	3,412,311

BulletShares 2028 Municipal Bond ETF	2,715	4,593,261	-	1,153	2,641,103

BulletShares 2029 Municipal Bond ETF	12,745	4,845,510	-	7,929	2,304,503

BulletShares 2030 Municipal Bond ETF	17,404	4,264,263	-	11,855	2,268,491

BulletShares 2031 Municipal Bond ETF	10,690	2,824,434	-	3,209	1,614,201

BulletShares 2032 Municipal Bond ETF	10,200	3,280,269	1,435	62,158	1,744,827

BulletShares 2033 Municipal Bond ETF	18,071	2,284,363	-	9,327	820,617

BulletShares 2034 Municipal Bond ETF(b)	4,673	749,286	-	-	-

*	Includes short-term capital gain distributions, if any.

(a)	For the period June 9, 2025 (commencement of operations) through August 31, 2025.

(b)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

Tax Components of Net Assets at Fiscal Year-end:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

BulletShares 2025 Corporate Bond ETF	$-	$-	$-	$(42,160)	$(3,541,429)	$3,037,329,068	$3,033,745,479

BulletShares 2026 Corporate Bond ETF	104,832	-	-	4,537,824	(5,013,635)	4,245,458,024	4,245,087,045

BulletShares 2027 Corporate Bond ETF	393,409	-	-	27,494,222	(364,542)	3,955,921,269	3,983,444,358

BulletShares 2028 Corporate Bond ETF	143,515	-	-	40,574,021	(1,604,716)	2,718,287,146	2,757,399,966

BulletShares 2029 Corporate Bond ETF	46,172	-	-	38,686,216	(1,201,612)	2,210,913,038	2,248,443,814

BulletShares 2030 Corporate Bond ETF	122,613	-	-	39,306,348	(3,041,906)	1,810,245,103	1,846,632,158

BulletShares 2031 Corporate Bond ETF	205,783	-	-	28,635,453	(491,495)	1,187,587,980	1,215,937,721

BulletShares 2032 Corporate Bond ETF	196,278	-	-	25,337,850	(1,187,272)	996,420,749	1,020,767,605

BulletShares 2033 Corporate Bond ETF	112,369	-	-	13,774,407	(156,847)	660,016,493	673,746,422

BulletShares 2034 Corporate Bond ETF	17,050	-	-	3,763,528	(46,257)	255,348,167	259,082,488

BulletShares 2035 Corporate Bond ETF	8,151	-	-	174,727	(20)	15,217,164	15,400,022

BulletShares 2025 High Yield Corporate Bond ETF	-	-	-	222,488	(5,937,334)	719,007,012	713,292,166

BulletShares 2026 High Yield Corporate Bond ETF	135,001	-	-	5,656,544	(12,314,251)	1,148,401,018	1,141,878,312

BulletShares 2027 High Yield Corporate Bond ETF	91,460	-	-	6,011,497	(765,880)	596,652,812	601,989,889

BulletShares 2028 High Yield Corporate Bond ETF	81,714	-	-	8,129,950	(1,719,428)	449,705,793	456,198,029

BulletShares 2029 High Yield Corporate Bond ETF	38,581	-	-	5,351,159	(2,814,352)	324,074,860	326,650,248

BulletShares 2030 High Yield Corporate Bond ETF	57,254	-	-	3,495,331	(345,782)	171,399,279	174,606,082

471

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

BulletShares 2031 High Yield Corporate Bond ETF	$9,271	$15,310	$-	$670,179	$-	$39,199,293	$39,894,053

BulletShares 2032 High Yield Corporate Bond ETF	12,359	2,109	-	483,736	-	25,218,186	25,716,390

BulletShares 2033 High Yield Corporate Bond ETF	33,384	-	-	74,268	-	5,000,025	5,107,677

BulletShares 2025 Municipal Bond ETF	-	-	11,417	(253,189)	(563,172)	221,422,057	220,617,113

BulletShares 2026 Municipal Bond ETF	-	-	-	(123,902)	(1,134,457)	291,267,686	290,009,327

BulletShares 2027 Municipal Bond ETF	-	-	-	(242,945)	(1,019,936)	269,574,320	268,311,439

BulletShares 2028 Municipal Bond ETF	-	-	8,690	(552,609)	(1,101,814)	215,780,474	214,134,741

BulletShares 2029 Municipal Bond ETF	-	-	-	(1,217,122)	(1,569,155)	204,009,105	201,222,828

BulletShares 2030 Municipal Bond ETF	-	-	-	(1,602,781)	(1,776,641)	178,718,223	175,338,801

BulletShares 2031 Municipal Bond ETF	-	-	13,547	(693,533)	(1,697,445)	116,207,899	113,830,468

BulletShares 2032 Municipal Bond ETF	-	-	2,902	(2,215,938)	(410,586)	117,428,333	114,804,711

BulletShares 2033 Municipal Bond ETF	-	-	19,936	(2,846,087)	(148,387)	92,724,222	89,749,684

BulletShares 2034 Municipal Bond ETF	-	-	46,406	(773,315)	(146,973)	57,536,515	56,662,633

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have capital loss carryforwards as of August 31, 2025, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2025 Corporate Bond ETF	$1,502,896	$2,038,533	$3,541,429

BulletShares 2026 Corporate Bond ETF	1,586,997	3,426,638	5,013,635

BulletShares 2027 Corporate Bond ETF	17,531	347,011	364,542

BulletShares 2028 Corporate Bond ETF	51,009	1,553,707	1,604,716

BulletShares 2029 Corporate Bond ETF	-	1,201,612	1,201,612

BulletShares 2030 Corporate Bond ETF	588,239	2,453,667	3,041,906

BulletShares 2031 Corporate Bond ETF	7,129	484,366	491,495

BulletShares 2032 Corporate Bond ETF	568,948	618,324	1,187,272

BulletShares 2033 Corporate Bond ETF	146,886	9,961	156,847

BulletShares 2034 Corporate Bond ETF	46,257	-	46,257

BulletShares 2035 Corporate Bond ETF	20	-	20

BulletShares 2025 High Yield Corporate Bond ETF	-	5,937,334	5,937,334

BulletShares 2026 High Yield Corporate Bond ETF	8,024,824	4,289,427	12,314,251

BulletShares 2027 High Yield Corporate Bond ETF	146,468	619,412	765,880

BulletShares 2028 High Yield Corporate Bond ETF	1,170,753	548,675	1,719,428

BulletShares 2029 High Yield Corporate Bond ETF	2,372,198	442,154	2,814,352

BulletShares 2030 High Yield Corporate Bond ETF	345,782	-	345,782

BulletShares 2025 Municipal Bond ETF	153,955	409,217	563,172

BulletShares 2026 Municipal Bond ETF	491,651	642,806	1,134,457

BulletShares 2027 Municipal Bond ETF	253,867	766,069	1,019,936

BulletShares 2028 Municipal Bond ETF	297,767	804,047	1,101,814

BulletShares 2029 Municipal Bond ETF	477,067	1,092,088	1,569,155

BulletShares 2030 Municipal Bond ETF	830,599	946,042	1,776,641

BulletShares 2031 Municipal Bond ETF	1,181,731	515,714	1,697,445

BulletShares 2032 Municipal Bond ETF	103,879	306,707	410,586

472

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2033 Municipal Bond ETF	$76,080	$72,307	$148,387

BulletShares 2034 Municipal Bond ETF	146,973	-	146,973

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BulletShares 2025 Corporate Bond ETF	$17,080,222	$3,152,721,709

BulletShares 2026 Corporate Bond ETF	116,156,306	227,168,122

BulletShares 2027 Corporate Bond ETF	62,750,940	74,030,023

BulletShares 2028 Corporate Bond ETF	69,130,581	74,371,641

BulletShares 2029 Corporate Bond ETF	56,634,359	59,215,231

BulletShares 2030 Corporate Bond ETF	55,015,659	80,574,557

BulletShares 2031 Corporate Bond ETF	7,925,512	13,207,526

BulletShares 2032 Corporate Bond ETF	29,698,943	32,645,244

BulletShares 2033 Corporate Bond ETF	10,781,302	7,782,914

BulletShares 2034 Corporate Bond ETF	4,256,024	1,997,972

BulletShares 2035 Corporate Bond ETF(a)	5,880,755	-

BulletShares 2025 High Yield Corporate Bond ETF	233,363,947	795,821,400

BulletShares 2026 High Yield Corporate Bond ETF	716,005,320	769,610,489

BulletShares 2027 High Yield Corporate Bond ETF	154,403,719	161,201,704

BulletShares 2028 High Yield Corporate Bond ETF	77,242,825	78,651,738

BulletShares 2029 High Yield Corporate Bond ETF	30,424,055	32,242,051

BulletShares 2030 High Yield Corporate Bond ETF	22,176,988	22,071,136

BulletShares 2031 High Yield Corporate Bond ETF	6,696,632	6,811,798

BulletShares 2032 High Yield Corporate Bond ETF	4,782,109	4,524,018

BulletShares 2033 High Yield Corporate Bond ETF(a)	6,521,421	1,698,483

BulletShares 2025 Municipal Bond ETF	89,092,328	138,699,059

BulletShares 2026 Municipal Bond ETF	50,417,005	41,580,851

BulletShares 2027 Municipal Bond ETF	52,324,662	33,216,458

BulletShares 2028 Municipal Bond ETF	51,088,990	17,624,449

BulletShares 2029 Municipal Bond ETF	47,798,447	18,106,291

BulletShares 2030 Municipal Bond ETF	34,585,898	15,857,954

BulletShares 2031 Municipal Bond ETF	35,092,312	19,053,808

BulletShares 2032 Municipal Bond ETF	23,923,883	7,402,319

BulletShares 2033 Municipal Bond ETF	32,446,063	2,191,664

BulletShares 2034 Municipal Bond ETF(b)	48,443,431	5,694,707

(a)	For the period June 9, 2025 (commencement of operations) through August 31, 2025.

(b)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BulletShares 2025 Corporate Bond ETF	$16,431,072	$28,977,858

BulletShares 2026 Corporate Bond ETF	770,131,612	246,228,084

BulletShares 2027 Corporate Bond ETF	1,833,529,843	46,668,484

BulletShares 2028 Corporate Bond ETF	867,013,742	42,173,315

BulletShares 2029 Corporate Bond ETF	1,071,012,789	43,314,630

BulletShares 2030 Corporate Bond ETF	926,512,113	31,181,819

BulletShares 2031 Corporate Bond ETF	661,901,438	60,979,860

473

	In-kind Purchases	In-kind Sales

BulletShares 2032 Corporate Bond ETF	$473,760,553	$36,248,462

BulletShares 2033 Corporate Bond ETF	330,572,686	11,897,714

BulletShares 2034 Corporate Bond ETF	234,175,087	-

BulletShares 2035 Corporate Bond ETF(a)	9,035,806	-

BulletShares 2025 High Yield Corporate Bond ETF	53,487,635	230,028,115

BulletShares 2026 High Yield Corporate Bond ETF	530,041,320	71,609,356

BulletShares 2027 High Yield Corporate Bond ETF	302,096,614	-

BulletShares 2028 High Yield Corporate Bond ETF	186,315,732	4,091,662

BulletShares 2029 High Yield Corporate Bond ETF	216,327,464	-

BulletShares 2030 High Yield Corporate Bond ETF	110,671,256	-

BulletShares 2031 High Yield Corporate Bond ETF	10,250,771	-

BulletShares 2032 High Yield Corporate Bond ETF	19,571,674	-

BulletShares 2033 High Yield Corporate Bond ETF(a)	-	-

BulletShares 2025 Municipal Bond ETF	7,973,777	-

BulletShares 2026 Municipal Bond ETF	45,324,179	-

BulletShares 2027 Municipal Bond ETF	68,871,577	-

BulletShares 2028 Municipal Bond ETF	49,738,568	-

BulletShares 2029 Municipal Bond ETF	44,665,365	-

BulletShares 2030 Municipal Bond ETF	42,603,828	-

BulletShares 2031 Municipal Bond ETF	20,533,430	-

BulletShares 2032 Municipal Bond ETF	24,327,994	-

BulletShares 2033 Municipal Bond ETF	12,185,277	-

BulletShares 2034 Municipal Bond ETF(b)	14,134,966	-

(a)	For the period June 9, 2025 (commencement of operations) through August 31, 2025.

(b)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2025 Corporate Bond ETF	$301,062	$(343,222)	$(42,160)	$3,029,110,830

BulletShares 2026 Corporate Bond ETF	7,771,227	(3,233,403)	4,537,824	4,456,980,782

BulletShares 2027 Corporate Bond ETF	27,876,716	(382,494)	27,494,222	4,300,831,903

BulletShares 2028 Corporate Bond ETF	41,060,099	(486,078)	40,574,021	3,086,233,011

BulletShares 2029 Corporate Bond ETF	38,768,722	(82,506)	38,686,216	2,490,126,622

BulletShares 2030 Corporate Bond ETF	39,346,921	(40,573)	39,306,348	1,999,173,085

BulletShares 2031 Corporate Bond ETF	28,786,942	(151,489)	28,635,453	1,190,753,263

BulletShares 2032 Corporate Bond ETF	25,388,007	(50,157)	25,337,850	1,007,842,934

BulletShares 2033 Corporate Bond ETF	13,813,576	(39,169)	13,774,407	678,230,740

BulletShares 2034 Corporate Bond ETF	3,772,206	(8,678)	3,763,528	261,680,221

BulletShares 2035 Corporate Bond ETF	177,010	(2,283)	174,727	15,528,216

BulletShares 2025 High Yield Corporate Bond ETF	260,393	(37,905)	222,488	708,552,329

BulletShares 2026 High Yield Corporate Bond ETF	7,247,504	(1,590,960)	5,656,544	1,273,185,808

BulletShares 2027 High Yield Corporate Bond ETF	6,494,085	(482,588)	6,011,497	722,287,346

BulletShares 2028 High Yield Corporate Bond ETF	9,131,673	(1,001,723)	8,129,950	520,009,381

BulletShares 2029 High Yield Corporate Bond ETF	6,786,617	(1,435,458)	5,351,159	337,800,875

BulletShares 2030 High Yield Corporate Bond ETF	3,963,971	(468,640)	3,495,331	179,754,250

BulletShares 2031 High Yield Corporate Bond ETF	1,068,275	(398,096)	670,179	38,575,931

BulletShares 2032 High Yield Corporate Bond ETF	513,540	(29,804)	483,736	27,311,784

BulletShares 2033 High Yield Corporate Bond ETF	76,387	(2,119)	74,268	4,993,507

474

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2025 Municipal Bond ETF	$80,118	$(333,307)	$(253,189)	$182,668,934

BulletShares 2026 Municipal Bond ETF	708,183	(832,085)	(123,902)	263,898,587

BulletShares 2027 Municipal Bond ETF	1,165,638	(1,408,583)	(242,945)	249,234,073

BulletShares 2028 Municipal Bond ETF	1,338,039	(1,890,648)	(552,609)	200,822,095

BulletShares 2029 Municipal Bond ETF	1,250,796	(2,467,918)	(1,217,122)	191,897,730

BulletShares 2030 Municipal Bond ETF	943,580	(2,546,361)	(1,602,781)	169,566,163

BulletShares 2031 Municipal Bond ETF	791,800	(1,485,333)	(693,533)	107,333,438

BulletShares 2032 Municipal Bond ETF	618,942	(2,834,880)	(2,215,938)	113,420,248

BulletShares 2033 Municipal Bond ETF	162,135	(3,008,222)	(2,846,087)	90,060,260

BulletShares 2034 Municipal Bond ETF	209,853	(983,168)	(773,315)	56,573,387

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, distributions, excise taxes, taxable overdistributions and paydowns, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

BulletShares 2025 Corporate Bond ETF	$293,192	$(1,543,051)	$1,249,859

BulletShares 2026 Corporate Bond ETF	-	(3,442,944)	3,442,944

BulletShares 2027 Corporate Bond ETF	-	(1,293,136)	1,293,136

BulletShares 2028 Corporate Bond ETF	-	(1,351,925)	1,351,925

BulletShares 2029 Corporate Bond ETF	-	(1,039,217)	1,039,217

BulletShares 2030 Corporate Bond ETF	-	(1,413,296)	1,413,296

BulletShares 2031 Corporate Bond ETF	-	(3,430,862)	3,430,862

BulletShares 2032 Corporate Bond ETF	-	(1,980,749)	1,980,749

BulletShares 2033 Corporate Bond ETF	-	(377,922)	377,922

BulletShares 2034 Corporate Bond ETF	2,526	-	(2,526)

BulletShares 2035 Corporate Bond ETF	-	-	-

BulletShares 2025 High Yield Corporate Bond ETF	409,440	(208,875)	(200,565)

BulletShares 2026 High Yield Corporate Bond ETF	-	(238,583)	238,583

BulletShares 2027 High Yield Corporate Bond ETF	4,516	(4,516)	-

BulletShares 2028 High Yield Corporate Bond ETF	1,793	(147,357)	145,564

BulletShares 2029 High Yield Corporate Bond ETF	-	-	-

BulletShares 2030 High Yield Corporate Bond ETF	(1,019)	1,019	-

BulletShares 2031 High Yield Corporate Bond ETF	-	-	-

BulletShares 2032 High Yield Corporate Bond ETF	9,111	(9,111)	-

BulletShares 2033 High Yield Corporate Bond ETF	17,372	(17,372)	-

BulletShares 2025 Municipal Bond ETF	-	-	-

BulletShares 2026 Municipal Bond ETF	22,424	-	(22,424)

BulletShares 2027 Municipal Bond ETF	9,906	-	(9,906)

BulletShares 2028 Municipal Bond ETF	-	-	-

BulletShares 2029 Municipal Bond ETF	2,504	-	(2,504)

BulletShares 2030 Municipal Bond ETF	5,374	-	(5,374)

BulletShares 2031 Municipal Bond ETF	-	-	-

BulletShares 2032 Municipal Bond ETF	(77)	77	-

BulletShares 2033 Municipal Bond ETF	-	-	-
BulletShares 2034 Municipal Bond ETF	-	-	-

475

NOTE 9–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

476

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the thirty funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirty of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Invesco BulletShares 2025 Corporate Bond ETF (1)

Invesco BulletShares 2026 Corporate Bond ETF (1)

Invesco BulletShares 2027 Corporate Bond ETF (1)

Invesco BulletShares 2028 Corporate Bond ETF (1)

Invesco BulletShares 2029 Corporate Bond ETF (1)

Invesco BulletShares 2030 Corporate Bond ETF (1)

Invesco BulletShares 2031 Corporate Bond ETF (1)

Invesco BulletShares 2032 Corporate Bond ETF (1)

Invesco BulletShares 2033 Corporate Bond ETF (2)

Invesco BulletShares 2034 Corporate Bond ETF (3)

Invesco BulletShares 2035 Corporate Bond ETF (4)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2030 High Yield Corporate Bond ETF (1)

Invesco BulletShares 2031 High Yield Corporate Bond ETF (2)

Invesco BulletShares 2032 High Yield Corporate Bond ETF (3)

Invesco BulletShares 2033 High Yield Corporate Bond ETF (4)

Invesco BulletShares 2025 Municipal Bond ETF (1)

Invesco BulletShares 2026 Municipal Bond ETF (1)

Invesco BulletShares 2027 Municipal Bond ETF (1)

Invesco BulletShares 2028 Municipal Bond ETF (1)

Invesco BulletShares 2029 Municipal Bond ETF (1)

Invesco BulletShares 2030 Municipal Bond ETF (1)

Invesco BulletShares 2031 Municipal Bond ETF (1)

Invesco BulletShares 2032 Municipal Bond ETF (1)

Invesco BulletShares 2033 Municipal Bond ETF (2)

Invesco BulletShares 2034 Municipal Bond ETF (5)

(1) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the years ended August 31, 2025 and 2024

(2) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the year ended August 31, 2025 and for the period September 18, 2023 (commencement of investment operations) through August 31, 2024

477

Report of Independent Registered Public Accounting Firm–(continued)

(3) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the year ended August 31, 2025 and for the period June 10, 2024 (commencement of investment operations) through August 31, 2024

(4) Statement of operations and statement of changes in net assets for the period June 9, 2025 (commencement of investment operations) through August 31, 2025

(5) Statement of operations and statement of changes in net assets for the period September 9, 2024 (commencement of investment operations) through August 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

October 23, 2025

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

478

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco BulletShares 2025 Corporate Bond ETF	0%	0%	0%	0%	100%	85%	0%	$-	$-
Invesco BulletShares 2026 Corporate Bond ETF	0%	0%	0%	0%	100%	84%	0%	-	$-
Invesco BulletShares 2027 Corporate Bond ETF	0%	0%	0%	0%	100%	87%	0%	-	$-
Invesco BulletShares 2028 Corporate Bond ETF	0%	0%	0%	0%	99%	83%	0%	-	$-
Invesco BulletShares 2029 Corporate Bond ETF	0%	0%	0%	0%	99%	89%	0%	-	$-
Invesco BulletShares 2030 Corporate Bond ETF	0%	0%	0%	0%	100%	89%	0%	-	$-
Invesco BulletShares 2031 Corporate Bond ETF	0%	0%	0%	0%	100%	94%	0%	-	$-
Invesco BulletShares 2032 Corporate Bond ETF	0%	0%	0%	0%	100%	89%	0%	-	$-
Invesco BulletShares 2033 Corporate Bond ETF	0%	0%	0%	0%	99%	88%	0%	-	$-
Invesco BulletShares 2034 Corporate Bond ETF	0%	0%	0%	0%	100%	89%	0%	-	$-
Invesco BulletShares 2035 Corporate Bond ETF	0%	0%	0%	0%	99%	95%	0%	-	$-
Invesco BulletShares 2025 High Yield Corporate Bond ETF	0%	0%	0%	8%	99%	84%	0%	-	$-
Invesco BulletShares 2026 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	85%	0%	-	$-
Invesco BulletShares 2027 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	85%	0%	-	$-
Invesco BulletShares 2028 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	88%	0%	-	$-
Invesco BulletShares 2029 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	87%	0%	-	$-
Invesco BulletShares 2030 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	86%	0%	24,658	$-
Invesco BulletShares 2031 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	90%	0%	-	$-

479

Tax Information–(continued)

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Long Term Capital Gains	Qualified Short Term Gains

Invesco BulletShares 2032 High Yield Corporate Bond ETF	0%	0%	0%	0%	96%	86%	0%	$-	$32,111

Invesco BulletShares 2033 High Yield Corporate Bond ETF	0%	0%	0%	0%	81%	91%	0%	-	$17,372

Invesco BulletShares 2025 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2026 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2027 Municipal Bond ETF	0%	0%	0%	0%	33%	33%	100%	-	$-

Invesco BulletShares 2028 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2029 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2030 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2031 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-	$-

Invesco BulletShares 2032 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	1,435	$-

Invesco BulletShares 2033 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-	$-

Invesco BulletShares 2034 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-	$-

*	The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

480

Approval of Investment Advisory Contracts

At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco Bloomberg Pricing Power ETF	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF	Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF	Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF	Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF	Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF	Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF	Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF	Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF	Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF	Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF	Invesco International Developed Dynamic Multifactor ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF	Invesco Investment Grade Defensive ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF	Invesco RAFITM Strategic US ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF	Invesco Russell 1000® Dynamic Multifactor ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF	Invesco Russell 2000® Dynamic Multifactor ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC

(“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

481

Approval of Investment Advisory Contracts–(continued)

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

•

0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF, Invesco BulletShares 2032 Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2034 Corporate Bond ETF;

•	0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;

•

0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF;

•	0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;

•	0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;

•	0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;

•	0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;

•	0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and

•

0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2030 High Yield Corporate Bond ETF, Invesco BulletShares 2031 High Yield Corporate Bond ETF and Invesco BulletShares 2032 High Yield Corporate Bond ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco Bloomberg Pricing Power ETF			X

Invesco BulletShares 2025 Corporate Bond ETF	X		X

Invesco BulletShares 2026 Corporate Bond ETF	X		X

Invesco BulletShares 2027 Corporate Bond ETF	X		X

Invesco BulletShares 2028 Corporate Bond ETF	X		X

Invesco BulletShares 2029 Corporate Bond ETF	X		X

Invesco BulletShares 2030 Corporate Bond ETF	X		X

Invesco BulletShares 2031 Corporate Bond ETF	X		X

Invesco BulletShares 2032 Corporate Bond ETF	X		X

482

Approval of Investment Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco BulletShares 2033 Corporate Bond ETF	X		X

Invesco BulletShares 2034 Corporate Bond ETF	X		X

Invesco BulletShares 2025 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X

Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2032 Municipal Bond ETF	X	N/A	X

Invesco BulletShares 2033 Municipal Bond ETF	X	N/A	X

Invesco International Developed Dynamic Multifactor ETF			X

Invesco Investment Grade Defensive ETF	X	X	X

Invesco RAFITM Strategic US ETF	X		X

Invesco Russell 1000® Dynamic Multifactor ETF	X		X

Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2034 Corporate Bond ETF or Invesco BulletShares 2032 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

483

Approval of Investment Advisory Contracts–(continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

484

Approval of Investment Advisory Contracts

At a meeting held on March 13, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2033 High Yield Corporate Bond ETF and Invesco BulletShares 2035 Corporate Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2033 High Yield Corporate Bond ETF	Higherthan median(40)	Lowerthan median(1)	Lowerthan median(103)	Higherthan median (7)
Invesco BulletShares 2035 Corporate Bond ETF	Sameas median(33)	Higherthan median(5)	Lowerthan median (52)	Sameas median(10)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indexes, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fees, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the

485

Approval of Investment Advisory Contracts–(continued)

Trustees noted other information the Board received and considered regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of that Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits expected to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

486

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

487

©2025 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-BS-NCSR	invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
IIGD	Invesco Investment Grade Defensive ETF

2

Invesco Investment Grade Defensive ETF (IIGD)
August 31, 2025
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.83%
Aerospace & Defense-1.87%
General Dynamics Corp., 3.75%, 05/15/2028	$170,000	$169,693
HEICO Corp., 5.25%, 08/01/2028	170,000	174,863
Northrop Grumman Corp., 3.25%, 01/15/2028	170,000	166,994
		511,550
Air Freight & Logistics-0.62%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	170,000	170,275
Automobile Components-0.61%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	165,000	167,283
Automobiles-0.63%
PACCAR Financial Corp., 4.55%, 03/03/2028	170,000	172,871
Banks-8.94%
Bank of America Corp., 3.25%, 10/21/2027	165,000	162,598
Capital One N.A., 4.65%, 09/13/2028	190,000	192,379
Citibank N.A., 5.80%, 09/29/2028	155,000	162,493
Fifth Third Bancorp, 3.95%, 03/14/2028	190,000	189,146
Huntington National Bank (The), 5.65%, 01/10/2030	170,000	178,240
JPMorgan Chase & Co., 4.25%, 10/01/2027	170,000	171,119
KeyBank N.A., 5.85%, 11/15/2027	180,000	185,713
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	160,000	162,040
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	175,000	179,754
PNC Bank N.A., 4.05%, 07/26/2028	160,000	159,521
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	180,000	168,386
Regions Financial Corp., 1.80%, 08/12/2028	200,000	186,992
U.S. Bancorp, 1.38%, 07/22/2030	195,000	170,518
Wells Fargo & Co., 4.15%, 01/24/2029	170,000	169,919
		2,438,818
Beverages-1.87%
Coca-Cola Co. (The), 2.25%, 01/05/2032	200,000	178,147
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	165,000	165,794
PepsiCo, Inc., 3.00%, 10/15/2027	170,000	167,148
		511,089
Biotechnology-0.67%
AbbVie, Inc., 3.20%, 11/21/2029	190,000	183,132
Broadline Retail-0.70%
Amazon.com, Inc., 3.15%, 08/22/2027	192,000	189,613
Capital Markets-6.91%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	160,000	162,387
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	170,000	170,292
BlackRock, Inc., 1.90%, 01/28/2031	195,000	173,791
Charles Schwab Corp. (The), 2.00%, 03/20/2028	175,000	166,854
CME Group, Inc., 4.40%, 03/15/2030	165,000	166,757
FMR LLC, 7.57%, 06/15/2029(b)	170,000	190,197
Franklin Resources, Inc., 1.60%, 10/30/2030	200,000	175,722
	Principal Amount	Value
Capital Markets-(continued)
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	$170,000	$167,058
Morgan Stanley, 3.59%, 07/22/2028	170,000	167,952
Northern Trust Corp., 1.95%, 05/01/2030	195,000	177,408
State Street Corp., 4.54%, 02/28/2028	165,000	167,368
		1,885,786
Chemicals-1.22%
Linde, Inc., 1.10%, 08/10/2030	195,000	169,310
PPG Industries, Inc., 3.75%, 03/15/2028	165,000	163,777
		333,087
Commercial Services & Supplies-0.70%
Republic Services, Inc., 3.95%, 05/15/2028	190,000	190,002
Communications Equipment-0.55%
Cisco Systems, Inc., 4.85%, 02/26/2029	145,000	148,965
Consumer Finance-1.19%
American Express Co., 5.85%, 11/05/2027	150,000	155,687
Capital One Financial Corp., 3.80%, 01/31/2028	170,000	168,518
		324,205
Consumer Staples Distribution & Retail-1.85%
Costco Wholesale Corp., 1.60%, 04/20/2030	190,000	170,997
Target Corp., 3.38%, 04/15/2029	170,000	166,620
Walmart, Inc., 1.80%, 09/22/2031	190,000	167,704
		505,321
Distributors-0.63%
Ferguson Finance PLC, 4.50%, 10/24/2028(b)	170,000	170,953
Electric Utilities-6.28%
Alabama Power Co., 3.05%, 03/15/2032	195,000	178,986
Constellation Energy Generation LLC, 5.60%, 03/01/2028	160,000	165,949
Duke Energy Florida LLC, 2.50%, 12/01/2029	180,000	169,108
Entergy Texas, Inc., 1.75%, 03/15/2031(c)	220,000	192,172
Florida Power & Light Co., 2.45%, 02/03/2032	190,000	169,536
MidAmerican Energy Co., 3.65%, 04/15/2029	177,000	174,706
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	165,000	164,622
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	174,000	171,479
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	160,000	164,011
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	160,000	163,211
		1,713,780
Electrical Equipment-1.35%
Emerson Electric Co., 2.00%, 12/21/2028	187,000	176,065
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	190,000	192,074
		368,139
Electronic Equipment, Instruments & Components-0.62%
Amphenol Corp., 2.80%, 02/15/2030	180,000	170,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2025
	Principal Amount	Value
Energy Equipment & Services-1.27%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$180,000	$177,248
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	170,000	169,609
		346,857
Entertainment-1.27%
Netflix, Inc., 5.88%, 11/15/2028	160,000	169,024
Walt Disney Co. (The), 2.65%, 01/13/2031	190,000	176,688
		345,712
Financial Services-3.24%
Equitable Holdings, Inc., 4.35%, 04/20/2028	170,000	170,702
Mastercard, Inc., 3.35%, 03/26/2030	185,000	180,062
Nuveen LLC, 4.00%, 11/01/2028(b)	169,000	168,687
PayPal Holdings, Inc., 2.85%, 10/01/2029	190,000	181,255
Visa, Inc., 2.05%, 04/15/2030	200,000	183,772
		884,478
Food Products-1.23%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	180,000	173,232
Hormel Foods Corp., 1.80%, 06/11/2030	180,000	161,294
		334,526
Gas Utilities-1.90%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	160,000	164,323
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	190,000	185,305
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	180,000	167,921
		517,549
Ground Transportation-1.92%
CSX Corp., 4.25%, 03/15/2029	170,000	170,731
Norfolk Southern Corp., 3.80%, 08/01/2028	190,000	189,175
Ryder System, Inc., 5.25%, 06/01/2028	160,000	164,386
		524,292
Health Care Equipment & Supplies-1.85%
Abbott Laboratories, 1.15%, 01/30/2028	180,000	169,324
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	180,000	169,488
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	165,000	166,283
		505,095
Health Care Providers & Services-3.72%
Ascension Health, Series B, 2.53%, 11/15/2029	179,000	168,446
Cigna Group (The), 4.38%, 10/15/2028	170,000	170,949
CommonSpirit Health, 3.35%, 10/01/2029	175,000	168,876
Elevance Health, Inc., 3.65%, 12/01/2027	165,000	163,638
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	160,000	164,707
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	191,000	178,251
		1,014,867
Hotels, Restaurants & Leisure-0.60%
McDonald’s Corp., 3.80%, 04/01/2028	165,000	164,205
Household Durables-0.65%
Mohawk Industries, Inc., 5.85%, 09/18/2028	170,000	177,759
	Principal Amount	Value
Household Products-1.25%
Kimberly-Clark Corp., 3.10%, 03/26/2030	$175,000	$167,850
Procter & Gamble Co. (The), 3.00%, 03/25/2030	180,000	172,886
		340,736
Industrial Conglomerates-0.62%
3M Co., 2.38%, 08/26/2029	180,000	168,683
Insurance-13.25%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	150,000	167,087
Athene Global Funding, 5.58%, 01/09/2029(b)	175,000	181,187
Athene Holding Ltd., 4.13%, 01/12/2028	190,000	189,671
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	205,000	190,591
Corebridge Global Funding, 4.85%, 06/06/2030(b)	170,000	173,100
Equitable America Global Funding, 4.95%, 06/09/2030(b)	170,000	173,620
Equitable Financial Life Global Funding, 4.88%, 11/19/2027(b)	165,000	167,331
GA Global Funding Trust, 4.40%, 09/23/2027(b)	160,000	160,380
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	160,000	163,512
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	180,000	170,918
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	180,000	182,244
Met Tower Global Funding, 4.80%, 01/14/2028(b)	160,000	162,692
Metropolitan Life Global Funding I, 2.95%, 04/09/2030(b)	170,000	160,389
New York Life Global Funding, 4.85%, 01/09/2028(b)	165,000	168,036
New York Life Insurance Co., 5.88%, 05/15/2033(b)	157,000	165,322
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	170,000	171,168
4.90%, 06/12/2028(b)	165,000	169,095
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	175,000	164,928
Pricoa Global Funding I, 4.70%, 05/28/2030(b)	180,000	183,074
Principal Life Global Funding II, 5.10%, 01/25/2029(b)	170,000	174,515
RGA Global Funding, 5.45%, 05/24/2029(b)	170,000	176,607
		3,615,467
Interactive Media & Services-1.26%
Alphabet, Inc., 1.10%, 08/15/2030	199,000	174,017
Meta Platforms, Inc., 3.85%, 08/15/2032	175,000	169,196
		343,213
IT Services-0.65%
International Business Machines Corp., 3.50%, 05/15/2029	180,000	176,510
Machinery-3.07%
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	165,000	167,477
CNH Industrial Capital LLC, 4.55%, 04/10/2028	170,000	171,615
John Deere Capital Corp., 4.95%, 07/14/2028	160,000	164,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2025
	Principal Amount	Value
Machinery-(continued)
Parker-Hannifin Corp., 4.25%, 09/15/2027	$165,000	$165,661
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	170,000	168,433
		837,626
Media-0.66%
Comcast Corp., 4.15%, 10/15/2028	180,000	180,600
Multi-Utilities-1.21%
Consumers Energy Co., 4.70%, 01/15/2030	150,000	153,235
DTE Electric Co., 2.25%, 03/01/2030	190,000	175,505
		328,740
Oil, Gas & Consumable Fuels-4.44%
Chevron Corp., 2.24%, 05/11/2030	185,000	170,652
Chevron USA, Inc., 4.50%, 10/15/2032	170,000	170,284
ConocoPhillips Co.
6.95%, 04/15/2029	155,000	169,626
4.70%, 01/15/2030	160,000	163,091
Enterprise Products Operating LLC, 3.13%, 07/31/2029	200,000	192,788
Exxon Mobil Corp., 3.48%, 03/19/2030	170,000	166,378
Pioneer Natural Resources Co., 1.90%, 08/15/2030	200,000	178,871
		1,211,690
Paper & Forest Products-0.62%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	185,000	170,451
Passenger Airlines-0.59%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	160,000	160,945
Personal Care Products-0.66%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	180,000	181,287
Pharmaceuticals-1.86%
Johnson & Johnson, 1.30%, 09/01/2030	195,000	171,999
Merck & Co., Inc., 2.15%, 12/10/2031	190,000	167,341
Pfizer, Inc., 3.45%, 03/15/2029	170,000	167,399
		506,739
Professional Services-0.68%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	195,000	184,627
Residential REITs-0.63%
ERP Operating L.P., 3.00%, 07/01/2029	180,000	172,804
Retail REITs-0.62%
Simon Property Group L.P., 2.45%, 09/13/2029	180,000	168,941
Semiconductors & Semiconductor Equipment-4.91%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	160,000	161,617
Applied Materials, Inc., 1.75%, 06/01/2030	180,000	161,606
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	170,000	167,778
Lam Research Corp., 4.00%, 03/15/2029	175,000	174,992
Microchip Technology, Inc., 4.90%, 03/15/2028	160,000	162,300
NVIDIA Corp., 2.85%, 04/01/2030	180,000	172,072
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc., 4.90%, 03/14/2033	$165,000	$169,657
Xilinx, Inc., 2.38%, 06/01/2030	185,000	171,046
		1,341,068
Software-3.16%
Adobe, Inc., 2.30%, 02/01/2030	190,000	176,814
Cadence Design Systems, Inc., 4.30%, 09/10/2029	170,000	171,288
Microsoft Corp., 3.50%, 02/12/2035	190,000	178,671
Salesforce, Inc., 3.70%, 04/11/2028	170,000	169,517
ServiceNow, Inc., 1.40%, 09/01/2030	190,000	166,625
		862,915
Specialized REITs-1.31%
Extra Space Storage L.P., 5.70%, 04/01/2028	160,000	165,345
Prologis L.P., 2.25%, 04/15/2030	210,000	193,205
		358,550
Specialty Retail-0.67%
Home Depot, Inc. (The), 2.95%, 06/15/2029	190,000	183,181
Technology Hardware, Storage & Peripherals-0.62%
Apple, Inc., 1.65%, 02/08/2031	190,000	167,933
Textiles, Apparel & Luxury Goods-0.63%
NIKE, Inc., 2.85%, 03/27/2030	180,000	170,946
Wireless Telecommunication Services-0.60%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	162,250	163,465
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,718,716)		26,967,639
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $28,996)	28,996	28,996
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.94% (Cost $26,747,712)		26,996,635
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.44%
Invesco Private Government Fund, 4.28%(d)(e)(f)	109,121	109,121
Invesco Private Prime Fund, 4.46%(d)(e)(f)	283,719	283,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $392,897)		392,925
TOTAL INVESTMENTS IN SECURITIES-100.38% (Cost $27,140,609)		27,389,560
OTHER ASSETS LESS LIABILITIES-(0.38)%		(102,988)
NET ASSETS-100.00%		$27,286,572

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $5,620,490, which represented 20.60% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,426	$2,068,869	$(2,092,299)	$-	$-	$28,996	$3,102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,135	10,980,721	(13,239,735)	-	-	109,121	62,056 *
Invesco Private Prime Fund	6,184,362	25,303,636	(31,203,508)	(294)	(392)	283,804	166,512 *
Total	$8,604,923	$38,353,226	$(46,535,542)	$(294)	$(392)	$421,921	$231,670

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities
August 31, 2025

Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$26,967,639
Affiliated investments in securities, at value	421,921
Cash	5,325
Receivable for:
Dividends and interest	285,504
Securities lending	49
Investments sold	1,564,318
Total assets	29,244,756
Liabilities:
Payable for:
Investments purchased	1,562,286
Collateral upon return of securities loaned	392,897
Accrued unitary management fees	3,001
Total liabilities	1,958,184
Net Assets	$27,286,572
Net assets consist of:
Shares of beneficial interest	$31,042,186
Distributable earnings (loss)	(3,755,614)
Net Assets	$27,286,572
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,001
Net asset value	$24.81
Market price	$24.81
Unaffiliated investments in securities, at cost	$26,718,716
Affiliated investments in securities, at cost	$421,893
(a)Includes securities on loan with an aggregate value of:	$378,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the year ended August 31, 2025

Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$1,468,378
Affiliated dividend income	3,102
Securities lending income, net	7,426
Total investment income	1,478,906
Expenses:
Unitary management fees	44,250
Less: Waivers	(65)
Net expenses	44,185
Net investment income	1,434,721
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(49,871)
Affiliated investment securities	(392)
In-kind redemptions	(180,949)
Net realized gain (loss)	(231,212)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	287,477
Affiliated investment securities	(294)
Change in net unrealized appreciation	287,183
Net realized and unrealized gain	55,971
Net increase in net assets resulting from operations	$1,490,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Investment Grade Defensive ETF (IIGD)
	2025	2024
Operations:
Net investment income	$1,434,721	$2,287,663
Net realized gain (loss)	(231,212)	(1,034,663)
Change in net unrealized appreciation	287,183	2,796,563
Net increase in net assets resulting from operations	1,490,692	4,049,563
Distributions to Shareholders from:
Distributable earnings	(1,428,849)	(2,288,363)
Shareholder Transactions:
Proceeds from shares sold	2,443,324	2,377,325
Value of shares repurchased	(20,660,676)	(32,270,485)
Net increase (decrease) in net assets resulting from share transactions	(18,217,352)	(29,893,160)
Net increase (decrease) in net assets	(18,155,509)	(28,131,960)
Net assets:
Beginning of year	45,442,081	73,574,041
End of year	$27,286,572	$45,442,081
Changes in Shares Outstanding:
Shares sold	100,000	100,000
Shares repurchased	(850,000)	(1,350,000)
Shares outstanding, beginning of year	1,850,001	3,100,001
Shares outstanding, end of year	1,100,001	1,850,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Investment Grade Defensive ETF (IIGD)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.56	$23.73	$24.27	$26.75	$27.43
Net investment income(a)	1.03	0.98	0.80	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.27	0.83	(0.58)	(2.30)	(0.27)
Total from investment operations	1.30	1.81	0.22	(1.99)	0.06
Distributions to shareholders from:
Net investment income	(1.05)	(0.98)	(0.76)	(0.32)	(0.33)
Net realized gains	-	-	-	(0.17)	(0.41)
Total distributions	(1.05)	(0.98)	(0.76)	(0.49)	(0.74)
Net asset value at end of year	$24.81	$24.56	$23.73	$24.27	$26.75
Market price at end of year(b)	$24.81	$24.57	$23.73	$24.20	$26.76
Net Asset Value Total Return(c)	5.44%	7.84%	0.95%	(7.55)%	0.21%
Market Price Total Return(c)	5.40%	7.88%	1.24%	(7.82)%	0.32%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$27,287	$45,442	$73,574	$57,041	$97,655
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	4.21%	4.10%	3.32%	1.21%	1.21%
Portfolio turnover rate(d)	68%	75%	84%	51%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a

11

particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

12

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

13

G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, there were no affiliated securities lending transactions with Invesco.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

14

unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in

15

the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees of $65.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Invesco Indexing LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

16

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$26,967,639	$-	$26,967,639
Money Market Funds	28,996	392,925	-	421,921
Total Investments	$28,996	$27,360,564	$-	$27,389,560
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
Ordinary income	$1,428,849	$2,288,363
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$6,034
Net unrealized appreciation — investments	241,229
Capital loss carryforward	(4,002,877)
Shares of beneficial interest	31,042,186
Total net assets	$27,286,572
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2025, as follows:
No expiration
Short-Term	Long-Term	Total*
$1,254,229	$2,748,648	$4,002,877

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $23,200,796 and $23,517,242, respectively.
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were $2,438,495 and $20,413,880, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$406,825
Aggregate unrealized (depreciation) of investments	(165,596)
Net unrealized appreciation of investments	$241,229
Cost of investments for tax purposes is $27,148,331.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, undistributed net investment income (loss) was increased by $163, undistributed net realized gain (loss) was increased by $204,655 and Shares of beneficial interest were decreased by $(204,818). These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.

17

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Investment Grade Defensive ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Investment Grade Defensive ETF (one of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust,  referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

19

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	100%
Qualified Interest Income*	99%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

21

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF, Invesco BulletShares 2032 Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2034 Corporate Bond ETF;
●
0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
●
0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF;
●
0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
●
0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
●
0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
●
0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
●
0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
●
0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2030 High Yield Corporate Bond ETF, Invesco BulletShares 2031 High Yield Corporate Bond ETF and Invesco BulletShares 2032 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X

22

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2033 Municipal Bond ETF	X	N/A	X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2034 Corporate Bond ETF or Invesco BulletShares 2032 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

23

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

24

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

25

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIF-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
POWA	Invesco Bloomberg Pricing Power ETF
IUS	Invesco RAFITM Strategic US ETF

2

Invesco Bloomberg Pricing Power ETF (POWA)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-2.18%
Meta Platforms, Inc., Class A	5,597	$4,134,504
Consumer Discretionary-16.97%
AutoZone, Inc.(b)	918	3,854,251
Best Buy Co., Inc.	50,583	3,724,932
Garmin Ltd.	17,725	4,286,259
Genuine Parts Co.	28,369	3,952,653
Home Depot, Inc. (The)	9,570	3,892,789
Lowe’s Cos., Inc.	15,638	4,035,542
O’Reilly Automotive, Inc.(b)	38,838	4,026,724
Tractor Supply Co.(c)	71,105	4,391,445
		32,164,595
Consumer Staples-15.47%
Archer-Daniels-Midland Co.	73,655	4,613,749
Brown-Forman Corp., Class B	102,230	3,060,766
Costco Wholesale Corp.	3,463	3,266,717
General Mills, Inc.	66,501	3,280,494
Kroger Co. (The)	51,641	3,503,326
PepsiCo, Inc.	27,265	4,052,942
Sysco Corp.	49,263	3,964,194
Walmart, Inc.	36,800	3,568,864
		29,311,052
Financials-3.57%
Jack Henry & Associates, Inc.	19,392	3,165,938
MSCI, Inc.	6,336	3,597,074
		6,763,012
Health Care-15.15%
Cardinal Health, Inc.	23,206	3,452,589
Cencora, Inc.	12,212	3,561,141
McKesson Corp.	4,939	3,391,315
Mettler-Toledo International, Inc.(b)(c)	3,131	4,073,556
STERIS PLC	14,406	3,530,334
Vertex Pharmaceuticals, Inc.(b)	8,173	3,195,807
Zimmer Biomet Holdings, Inc.	38,264	4,059,811
Zoetis, Inc.	21,981	3,437,828
		28,702,381
Industrials-24.95%
AMETEK, Inc.	20,026	3,700,805
Cummins, Inc.	11,010	4,386,824
Fastenal Co.	87,363	4,338,447
Ferguson Enterprises, Inc.	19,899	4,599,654
General Dynamics Corp.	12,811	4,158,066
HEICO Corp.(c)	13,222	4,125,529
Johnson Controls International PLC	36,571	3,909,074
Otis Worldwide Corp.	36,448	3,148,378
Quanta Services, Inc.	10,427	3,940,989
Rollins, Inc.	62,254	3,519,841
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	15,157	$3,431,393
Xylem, Inc.	28,316	4,008,413
		47,267,413
Information Technology-15.65%
Accenture PLC, Class A (Ireland)	11,168	2,903,345
Adobe, Inc.(b)	8,569	3,056,562
Autodesk, Inc.(b)	12,145	3,822,031
Jabil, Inc.(c)	21,518	4,407,532
KLA Corp.	4,562	3,978,064
Microsoft Corp.	7,856	3,980,557
ServiceNow, Inc.(b)	3,505	3,215,697
Synopsys, Inc.(b)	7,094	4,281,371
		29,645,159
Materials-1.91%
International Paper Co.(c)	72,922	3,622,765
Real Estate-3.98%
CoStar Group, Inc.(b)	48,062	4,301,068
Equinix, Inc.	4,129	3,246,179
		7,547,247
Total Common Stocks & Other Equity Interests (Cost $164,938,225)		189,158,128
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $152,543)	152,543	152,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $165,090,768)		189,310,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.23%
Invesco Private Government Fund, 4.28%(d)(e)(f)	8,820	8,820
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,991,027	7,993,424
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,002,086)		8,002,244
TOTAL INVESTMENTS IN SECURITIES-104.14% (Cost $173,092,854)		197,312,915
OTHER ASSETS LESS LIABILITIES-(4.14)%		(7,836,790)
NET ASSETS-100.00%		$189,476,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,059	$3,367,811	$(3,239,327)	$-	$-	$152,543	$4,298
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,377,367	170,199,956	(176,568,503)	-	-	8,820	279,902 *
Invesco Private Prime Fund	16,604,083	327,443,003	(336,051,203)	(725)	(1,734)	7,993,424	757,107 *
Total	$23,005,509	$501,010,770	$(515,859,033)	$(725)	$(1,734)	$8,154,787	$1,041,307

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-13.58%
Alphabet, Inc., Class A	153,082	$32,592,689
AT&T, Inc.	238,297	6,979,719
Charter Communications, Inc., Class A(b)	3,187	846,403
Comcast Corp., Class A	175,233	5,952,665
EchoStar Corp., Class A(b)(c)	21,543	1,331,142
Electronic Arts, Inc.	3,450	593,227
Fox Corp., Class A	10,708	639,268
Frontier Communications Parent, Inc.(b)	6,390	236,941
GCI Liberty, Inc., Class C(b)(c)	345	12,641
Interpublic Group of Cos., Inc. (The)	13,071	350,826
Liberty Broadband Corp., Class C(b)	1,733	105,470
Liberty Global Ltd., Class A (Belgium)(b)	67,953	797,768
Liberty Media Corp.-Liberty Formula One(b)	1,931	192,907
Live Nation Entertainment, Inc.(b)(c)	1,500	249,735
Lumen Technologies, Inc.(b)	89,349	444,065
Match Group, Inc.	6,358	237,408
Meta Platforms, Inc., Class A	24,039	17,757,609
Netflix, Inc.(b)	1,802	2,177,266
News Corp., Class A	11,785	346,597
Nexstar Media Group, Inc., Class A	1,314	268,752
Omnicom Group, Inc.(c)	5,387	421,964
Paramount Skydance Corp.(b)(c)	58,434	858,980
Pinterest, Inc., Class A(b)	7,542	276,263
Sirius XM Holdings, Inc.(c)	10,836	256,163
TEGNA, Inc.	10,265	217,618
Telephone and Data Systems, Inc.	5,610	224,905
T-Mobile US, Inc.	8,263	2,082,193
Trade Desk, Inc. (The), Class A(b)(c)	2,204	120,471
Verizon Communications, Inc.	152,429	6,741,935
Walt Disney Co. (The)	35,287	4,177,275
Warner Bros. Discovery, Inc.(b)	147,392	1,715,643
		89,206,508
Consumer Discretionary-12.32%
Adient PLC(b)(c)	14,688	364,262
Airbnb, Inc., Class A(b)	6,854	894,653
Amazon.com, Inc.(b)	75,263	17,235,227
Aptiv PLC (Jersey)(b)	12,405	986,570
Aramark	7,139	279,206
Asbury Automotive Group, Inc.(b)(c)	1,129	283,989
Autoliv, Inc. (Sweden)	2,778	344,666
AutoNation, Inc.(b)(c)	1,486	325,553
AutoZone, Inc.(b)	174	730,544
Bath & Body Works, Inc.	5,039	147,189
Best Buy Co., Inc.	9,118	671,450
Booking Holdings, Inc.	337	1,886,880
BorgWarner, Inc.	11,441	489,217
Burlington Stores, Inc.(b)	787	228,765
Caesars Entertainment, Inc.(b)	8,712	233,220
CarMax, Inc.(b)	6,608	405,401
Carnival Corp.(b)	29,571	943,019
Carvana Co.(b)	581	216,086
Chewy, Inc., Class A(b)	4,825	197,632
Chipotle Mexican Grill, Inc.(b)	7,692	324,141
Coupang, Inc. (South Korea)(b)	13,228	378,056
Crocs, Inc.(b)	1,466	127,835
D.R. Horton, Inc.	8,775	1,487,187
	Shares	Value
Consumer Discretionary-(continued)
Darden Restaurants, Inc.	1,811	$374,768
Deckers Outdoor Corp.(b)	1,593	190,571
Dell Technologies, Inc., Class C	14,373	1,755,662
Dick’s Sporting Goods, Inc.(c)	1,939	412,619
DoorDash, Inc., Class A(b)	1,604	393,381
eBay, Inc.	10,178	922,229
Expedia Group, Inc.	3,461	743,423
Flutter Entertainment PLC (United Kingdom)(b)(c)	1,335	410,072
Ford Motor Co.	362,526	4,266,931
Gap, Inc. (The)	7,799	171,656
Garmin Ltd.	1,447	349,914
General Motors Co.	110,692	6,485,444
Genuine Parts Co.	3,666	510,784
Goodyear Tire & Rubber Co. (The)(b)	26,739	226,747
Group 1 Automotive, Inc.(c)	609	283,051
Harley-Davidson, Inc.	9,450	275,184
Hilton Worldwide Holdings, Inc.	2,138	590,216
Home Depot, Inc. (The)	11,191	4,552,163
Hyatt Hotels Corp., Class A	2,131	307,461
KB Home	3,723	236,597
Kohl’s Corp.(c)	35,101	528,621
Las Vegas Sands Corp.	15,097	870,040
Lear Corp.	4,690	515,900
Lennar Corp., Class A	11,504	1,531,643
Lithia Motors, Inc., Class A	1,486	500,306
LKQ Corp.	8,902	290,383
Lowe’s Cos., Inc.	8,527	2,200,478
lululemon athletica, inc.(b)	1,361	275,194
Macy’s, Inc.	32,322	427,620
Marriott International, Inc., Class A	3,090	827,687
Mattel, Inc.(b)	9,598	175,643
McDonald’s Corp.	5,511	1,727,919
MercadoLibre, Inc. (Brazil)(b)	285	704,779
MGM Resorts International(b)	13,425	532,838
Mohawk Industries, Inc.(b)	2,386	316,598
Murphy USA, Inc.	603	227,029
Newell Brands, Inc.	32,121	190,156
NIKE, Inc., Class B	30,568	2,365,046
Norwegian Cruise Line Holdings Ltd.(b)	12,368	307,221
NVR, Inc.(b)	64	519,530
O’Reilly Automotive, Inc.(b)	6,572	681,385
Pool Corp.	538	167,162
PulteGroup, Inc.	5,831	769,809
PVH Corp.	3,394	286,182
Ralph Lauren Corp.	943	280,005
Ross Stores, Inc.	4,079	600,266
Royal Caribbean Cruises Ltd.(c)	2,134	775,111
Service Corp. International(c)	2,423	192,023
Signet Jewelers Ltd.(c)	3,422	301,307
Skechers U.S.A., Inc., Class A(b)	3,910	246,643
Starbucks Corp.	12,374	1,091,263
Tapestry, Inc.	3,957	402,902
Taylor Morrison Home Corp., Class A(b)	3,462	233,235
Tesla, Inc.(b)	7,323	2,444,930
Thor Industries, Inc.(c)	2,549	279,370
TJX Cos., Inc. (The)	11,741	1,603,938
Toll Brothers, Inc.	3,532	490,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2025
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	740	$311,362
Tractor Supply Co.(c)	7,429	458,815
Ulta Beauty, Inc.(b)	868	427,690
V.F. Corp.	12,300	186,099
Whirlpool Corp.(c)	3,797	353,691
Williams-Sonoma, Inc.	1,708	321,429
Wynn Resorts Ltd.(c)	1,730	219,277
Yum! Brands, Inc.	1,206	177,246
		80,976,340
Consumer Staples-8.07%
Albertson’s Cos., Inc., Class A(c)	33,650	654,829
Altria Group, Inc.	32,446	2,180,696
Andersons, Inc. (The)	4,614	188,713
Archer-Daniels-Midland Co.	39,425	2,469,582
BJ’s Wholesale Club Holdings, Inc., Class C(b)	2,600	253,968
Brown-Forman Corp., Class B(c)	5,746	172,035
Bunge Global S.A.	11,960	1,007,271
Campbell’s Co. (The)	5,659	180,692
Casey’s General Stores, Inc.	602	297,701
Church & Dwight Co., Inc.	2,633	245,290
Clorox Co. (The)	1,573	185,929
Coca-Cola Co. (The)	35,790	2,469,152
Colgate-Palmolive Co.	9,436	793,285
Conagra Brands, Inc.	20,415	390,539
Constellation Brands, Inc., Class A	2,718	440,153
Costco Wholesale Corp.	4,513	4,257,203
Darling Ingredients, Inc.(b)	5,503	186,882
Dollar General Corp.	8,228	894,877
Dollar Tree, Inc.(b)	6,678	729,037
Estee Lauder Cos., Inc. (The), Class A	7,304	669,996
General Mills, Inc.	16,821	829,780
Hershey Co. (The)(c)	3,179	584,141
Hormel Foods Corp.	12,903	328,252
Ingredion, Inc.	1,722	223,068
J.M. Smucker Co. (The)	3,169	350,206
Kellanova	3,679	292,480
Kenvue, Inc.	27,111	561,469
Keurig Dr Pepper, Inc.	25,095	730,014
Kimberly-Clark Corp.	5,125	661,842
Kraft Heinz Co. (The)	60,114	1,681,389
Kroger Co. (The)	33,153	2,249,099
Lamb Weston Holdings, Inc.	3,505	201,643
Maplebear, Inc.(b)	4,999	216,807
McCormick & Co., Inc.	3,707	260,862
Molson Coors Beverage Co., Class B	9,847	497,175
Mondelez International, Inc., Class A	25,665	1,576,858
Monster Beverage Corp.(b)	7,828	488,545
PepsiCo, Inc.	22,974	3,415,085
Performance Food Group Co.(b)(c)	7,985	809,679
Philip Morris International, Inc.	11,478	1,918,318
Post Holdings, Inc.(b)	2,033	230,034
Procter & Gamble Co. (The)	29,087	4,567,822
Sysco Corp.	17,224	1,386,015
Target Corp.	21,407	2,054,644
Tyson Foods, Inc., Class A	18,537	1,052,531
United Natural Foods, Inc.(b)(c)	10,907	308,450
US Foods Holding Corp.(b)	7,621	591,390
Walmart, Inc.	64,837	6,287,892
		53,023,320
	Shares	Value
Energy-9.47%
Antero Resources Corp.(b)	5,187	$165,569
APA Corp.(c)	25,791	598,867
Baker Hughes Co., Class A	24,026	1,090,780
Cheniere Energy, Inc.	3,902	943,582
Chevron Corp.	69,772	11,205,323
Chord Energy Corp.	4,144	455,384
Civitas Resources, Inc.(c)	13,662	502,488
ConocoPhillips	42,205	4,177,029
Coterra Energy, Inc.	23,334	570,283
Delek US Holdings, Inc.	9,111	252,466
Devon Energy Corp.	24,787	894,811
Diamondback Energy, Inc.	5,363	797,800
EOG Resources, Inc.	18,288	2,282,708
Expand Energy Corp.	3,350	324,213
Exxon Mobil Corp.	138,942	15,879,681
Halliburton Co.	38,678	879,151
HF Sinclair Corp.	17,362	883,379
Kinder Morgan, Inc.	42,758	1,153,611
Marathon Petroleum Corp.	22,269	4,001,962
Matador Resources Co.	5,595	281,764
Murphy Oil Corp.(c)	12,675	315,101
Northern Oil and Gas, Inc.(c)	5,977	156,358
NOV, Inc.	21,687	288,220
Occidental Petroleum Corp.	39,474	1,879,357
ONEOK, Inc.	12,459	951,618
Ovintiv, Inc.	16,649	701,256
Patterson-UTI Energy, Inc.	36,508	212,111
PBF Energy, Inc., Class A	16,798	458,921
Peabody Energy Corp.(c)	11,939	207,739
Permian Resources Corp.	24,609	351,663
Phillips 66	23,145	3,091,709
Schlumberger N.V.	42,672	1,572,036
SM Energy Co.	9,265	264,516
Targa Resources Corp.	3,434	576,088
TechnipFMC PLC (United Kingdom)	8,575	315,217
Valero Energy Corp.	20,266	3,080,635
World Kinect Corp.(c)	16,757	449,255
		62,212,651
Financials-8.78%
Affiliated Managers Group, Inc.(c)	1,166	262,140
Allstate Corp. (The)	7,313	1,487,830
American Express Co.	9,608	3,182,938
American Financial Group, Inc.	2,224	302,153
Aon PLC, Class A	1,817	666,839
Arch Capital Group Ltd.	10,280	940,928
Assurant, Inc.	1,679	362,009
Berkshire Hathaway, Inc., Class B(b)	33,091	16,644,111
Blackstone, Inc., Class A	7,477	1,281,558
Block, Inc., Class A(b)(c)	12,130	966,033
Brown & Brown, Inc.	1,789	173,444
Cboe Global Markets, Inc.	1,178	277,949
Chubb Ltd.	9,994	2,749,050
Cincinnati Financial Corp.	3,589	551,270
Corpay, Inc.(b)	1,029	335,114
Everest Group Ltd.	1,689	577,435
Fidelity National Information Services, Inc.	13,334	930,847
First American Financial Corp.(c)	3,376	222,816
Fiserv, Inc.(b)	10,280	1,420,490
Franklin Resources, Inc.	11,253	288,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Hartford Insurance Group, Inc. (The)	8,461	$1,119,475
Invesco Ltd.(d)	26,087	571,044
Janus Henderson Group PLC	5,081	225,190
LPL Financial Holdings, Inc.	661	240,921
Markel Group, Inc.(b)(c)	350	685,671
Marsh & McLennan Cos., Inc.	4,523	930,879
Mastercard, Inc., Class A	4,773	2,841,319
Moody’s Corp.	1,037	528,621
MSCI, Inc.	414	235,036
Nasdaq, Inc.	3,921	371,476
NU Holdings Ltd., Class A (Brazil)(b)	25,975	384,430
Old Republic International Corp.	10,124	404,656
OneMain Holdings, Inc.(c)	6,702	414,586
PayPal Holdings, Inc.(b)	25,173	1,766,893
Progressive Corp. (The)	7,856	1,940,903
RenaissanceRe Holdings Ltd. (Bermuda)	2,138	519,513
S&P Global, Inc.	2,963	1,625,028
Selective Insurance Group, Inc.	1,886	147,542
StoneX Group, Inc.(b)	8,940	913,400
T. Rowe Price Group, Inc.	5,181	557,579
TPG, Inc.	3,535	213,337
Tradeweb Markets, Inc., Class A	1,249	154,077
Travelers Cos., Inc. (The)	6,042	1,640,463
Visa, Inc., Class A	13,269	4,667,769
W.R. Berkley Corp.	6,351	455,303
Willis Towers Watson PLC	1,555	508,159
		57,686,976
Health Care-13.54%
Abbott Laboratories	16,270	2,158,378
AbbVie, Inc.	18,527	3,898,081
Agilent Technologies, Inc.	3,825	480,649
Align Technology, Inc.(b)(c)	973	138,127
Amgen, Inc.	5,878	1,691,159
Avantor, Inc.(b)	15,453	208,152
Baxter International, Inc.	11,478	283,392
Becton, Dickinson and Co.	6,071	1,171,582
Biogen, Inc.(b)	3,970	524,913
Bio-Rad Laboratories, Inc., Class A(b)(c)	738	219,835
Boston Scientific Corp.(b)	6,579	694,084
Bristol-Myers Squibb Co.	51,729	2,440,574
Cardinal Health, Inc.	15,570	2,316,505
Cencora, Inc.	10,594	3,089,316
Centene Corp.(b)	38,163	1,108,254
Charles River Laboratories International, Inc.(b)	1,170	191,073
Cigna Group (The)	13,694	4,120,114
Cooper Cos., Inc. (The)(b)	2,580	173,879
CVS Health Corp.	96,984	7,094,380
Danaher Corp.	9,913	2,040,294
DaVita, Inc.(b)	2,704	372,503
DexCom, Inc.(b)	2,636	198,596
Edwards Lifesciences Corp.(b)	4,504	366,355
Elanco Animal Health, Inc.(b)(c)	13,705	251,487
Elevance Health, Inc.	7,753	2,470,493
Eli Lilly and Co.	2,073	1,518,638
GE HealthCare Technologies, Inc.	6,294	464,057
Gilead Sciences, Inc.	17,957	2,028,602
HCA Healthcare, Inc.	3,753	1,516,062
Henry Schein, Inc.(b)(c)	3,300	229,614
	Shares	Value
Health Care-(continued)
Hologic, Inc.(b)	5,331	$357,817
Humana, Inc.	6,420	1,949,497
IDEXX Laboratories, Inc.(b)	386	249,777
Illumina, Inc.(b)	1,986	198,521
Incyte Corp.(b)	5,046	426,942
Intuitive Surgical, Inc.(b)	865	409,400
IQVIA Holdings, Inc.(b)	3,767	718,781
Jazz Pharmaceuticals PLC(b)(c)	2,022	258,310
Johnson & Johnson	35,788	6,340,560
Labcorp Holdings, Inc.	1,799	500,104
McKesson Corp.	5,361	3,681,077
Medtronic PLC	29,000	2,691,490
Merck & Co., Inc.	48,113	4,047,266
Mettler-Toledo International, Inc.(b)	176	228,983
Molina Healthcare, Inc.(b)	1,708	308,858
Pfizer, Inc.	173,141	4,286,971
Quest Diagnostics, Inc.	2,015	366,005
Regeneron Pharmaceuticals, Inc.	2,090	1,213,663
ResMed, Inc.	1,101	302,235
STERIS PLC	1,057	259,028
Stryker Corp.	2,256	883,021
Teleflex, Inc.	1,382	174,699
Tenet Healthcare Corp.(b)	2,963	546,170
Thermo Fisher Scientific, Inc.	5,447	2,683,846
United Therapeutics Corp.(b)	953	290,436
UnitedHealth Group, Inc.	28,569	8,852,676
Universal Health Services, Inc., Class B	2,174	394,755
Veeva Systems, Inc., Class A(b)	728	195,978
Vertex Pharmaceuticals, Inc.(b)	1,221	477,435
Viatris, Inc.	79,782	841,700
West Pharmaceutical Services, Inc.	908	224,231
Zimmer Biomet Holdings, Inc.	5,208	552,569
Zoetis, Inc.	3,905	610,742
		88,982,691
Industrials-9.75%
3M Co.	6,322	983,261
A.O. Smith Corp.	2,417	172,308
AECOM	2,847	355,562
AGCO Corp.	2,292	247,972
AMETEK, Inc.	2,065	381,612
API Group Corp.(b)	6,165	219,967
Automatic Data Processing, Inc.	3,086	938,298
Avis Budget Group, Inc.(b)(c)	3,717	588,141
Boise Cascade Co.	2,022	175,914
Booz Allen Hamilton Holding Corp.	2,075	225,594
Broadridge Financial Solutions, Inc.	1,052	268,912
Builders FirstSource, Inc.(b)	4,376	606,864
C.H. Robinson Worldwide, Inc.	2,614	336,422
CACI International, Inc., Class A(b)	372	178,456
Carlisle Cos., Inc.	869	335,338
Carrier Global Corp.	8,900	580,280
Caterpillar, Inc.	8,856	3,711,018
Cintas Corp.	1,826	383,515
CNH Industrial N.V.	20,173	230,981
Copart, Inc.(b)	3,851	187,967
Core & Main, Inc., Class A(b)	4,652	301,077
CSX Corp.	34,873	1,133,721
Cummins, Inc.	2,180	868,599
Deere & Co.	3,919	1,875,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Delta Air Lines, Inc.	6,373	$393,724
Dover Corp.	1,702	304,420
Eaton Corp. PLC	3,605	1,258,650
EMCOR Group, Inc.	666	412,920
Emerson Electric Co.	7,582	1,000,824
Equifax, Inc.	854	210,340
Expeditors International of Washington, Inc.	2,708	326,422
Fastenal Co.	7,991	396,833
FedEx Corp.	9,216	2,129,541
Ferguson Enterprises, Inc.	3,605	833,296
Fluor Corp.(b)	6,215	254,939
Fortive Corp.	5,619	268,925
Fortune Brands Innovations, Inc.	3,099	181,354
General Dynamics Corp.	4,646	1,507,952
General Electric Co.	8,328	2,291,866
GXO Logistics, Inc.(b)(c)	4,546	239,347
Hertz Global Holdings, Inc.(b)(c)	55,881	320,198
Honeywell International, Inc.	7,944	1,743,708
Howmet Aerospace, Inc.	1,757	305,894
Hubbell, Inc.	513	221,098
Huntington Ingalls Industries, Inc.	1,122	303,826
Illinois Tool Works, Inc.	3,189	843,969
Ingersoll Rand, Inc.	4,301	341,628
J.B. Hunt Transport Services, Inc.	1,902	275,771
Jacobs Solutions, Inc.	2,615	382,391
Johnson Controls International PLC	9,287	992,687
Knight-Swift Transportation Holdings, Inc.	5,393	236,753
L3Harris Technologies, Inc.	3,564	989,438
Leidos Holdings, Inc.	2,269	410,508
Lockheed Martin Corp.	4,964	2,261,747
ManpowerGroup, Inc.	5,878	249,227
Masco Corp.	3,859	283,212
MasTec, Inc.(b)	1,161	210,942
Norfolk Southern Corp.	2,888	808,582
Northrop Grumman Corp.	2,809	1,657,422
Old Dominion Freight Line, Inc.	1,824	275,369
Oshkosh Corp.	2,010	280,134
Otis Worldwide Corp.	3,500	302,330
Owens Corning	2,747	412,517
PACCAR, Inc.	12,000	1,199,760
Parker-Hannifin Corp.	1,136	862,622
Paychex, Inc.(c)	2,397	334,274
Pentair PLC	1,678	180,435
Quanta Services, Inc.	1,411	533,302
Regal Rexnord Corp.	1,558	232,656
Republic Services, Inc.	1,889	441,969
Rockwell Automation, Inc.	1,125	386,359
RTX Corp.	26,874	4,262,216
Ryder System, Inc.	2,343	439,359
Science Applications International Corp.	1,595	187,732
Snap-on, Inc.	865	281,333
SS&C Technologies Holdings, Inc.	3,847	341,075
Stanley Black & Decker, Inc.	5,663	420,704
Textron, Inc.	5,875	470,940
Trane Technologies PLC	1,687	701,117
TransDigm Group, Inc.	359	502,198
TransUnion	1,839	162,568
Uber Technologies, Inc.(b)	12,172	1,141,125
UFP Industries, Inc.	1,858	187,602
Union Pacific Corp.	6,975	1,559,401
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	3,997	$419,685
United Parcel Service, Inc., Class B	25,679	2,245,372
United Rentals, Inc.(c)	1,126	1,076,839
Verisk Analytics, Inc.	767	205,648
Vertiv Holdings Co., Class A	2,305	294,003
W.W. Grainger, Inc.	470	476,345
Wabtec Corp.	2,417	467,690
Waste Connections, Inc.	2,086	385,514
Waste Management, Inc.	3,916	886,543
Watsco, Inc.(c)	424	170,609
WESCO International, Inc.	2,363	519,482
Xylem, Inc.	2,875	406,985
ZIM Integrated Shipping Services Ltd. (Israel)(c)	19,169	260,890
		64,052,625
Information Technology-19.11%
Accenture PLC, Class A (Ireland)	8,374	2,176,989
Adobe, Inc.(b)	4,797	1,711,090
Advanced Micro Devices, Inc.(b)	13,026	2,118,418
Akamai Technologies, Inc.(b)	3,783	299,349
Amdocs Ltd.	2,682	229,499
Amkor Technology, Inc.	10,320	249,641
Amphenol Corp., Class A	7,048	767,245
Apple, Inc.	124,154	28,821,110
Applied Materials, Inc.	10,340	1,662,258
AppLovin Corp., Class A(b)	809	387,179
Arista Networks, Inc.(b)	3,995	545,517
Arrow Electronics, Inc.(b)(c)	3,973	501,909
Autodesk, Inc.(b)	974	306,518
Avnet, Inc.(c)	7,627	416,205
Broadcom, Inc.	22,762	6,769,191
Cadence Design Systems, Inc.(b)	894	313,284
CDW Corp.	2,269	373,840
Cisco Systems, Inc.	58,938	4,072,026
Cognizant Technology Solutions Corp., Class A	8,692	627,997
Coherent Corp.(b)(c)	2,233	202,019
Corning, Inc.	11,328	759,316
DocuSign, Inc.(b)	2,200	168,652
Dropbox, Inc., Class A(b)	7,001	203,449
DXC Technology Co.(b)	20,825	300,921
EPAM Systems, Inc.(b)	998	176,007
F5, Inc.(b)	668	209,178
First Solar, Inc.(b)(c)	1,156	225,640
Flex Ltd.(b)	14,402	772,235
Fortinet, Inc.(b)	2,509	197,634
Gartner, Inc.(b)	556	139,662
Gen Digital, Inc.	9,684	292,457
GoDaddy, Inc., Class A(b)	1,341	198,884
Hewlett Packard Enterprise Co.	59,572	1,344,540
HP, Inc.	34,888	995,704
Insight Enterprises, Inc.(b)(c)	1,247	162,310
Intel Corp.	147,557	3,593,013
International Business Machines Corp.	10,298	2,507,460
Intuit, Inc.	1,926	1,284,642
Jabil, Inc.	3,960	811,127
Keysight Technologies, Inc.(b)	1,680	274,562
KLA Corp.	919	801,368
Kyndryl Holdings, Inc.(b)(c)	5,244	166,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Lam Research Corp.	12,812	$1,283,122
Marvell Technology, Inc.	8,185	514,550
Microchip Technology, Inc.	7,635	496,275
Micron Technology, Inc.	16,376	1,948,908
Microsoft Corp.	43,052	21,814,018
Motorola Solutions, Inc.	974	460,176
NetApp, Inc.	3,656	412,360
NVIDIA Corp.	71,508	12,455,263
Okta, Inc.(b)(c)	1,418	131,548
ON Semiconductor Corp.(b)	9,447	468,477
Oracle Corp.	10,350	2,340,445
Palo Alto Networks, Inc.(b)	2,234	425,622
Qorvo, Inc.(b)	2,467	223,757
QUALCOMM, Inc.	17,881	2,874,013
Ralliant Corp.(b)	1,868	78,101
Roper Technologies, Inc.	906	476,837
Salesforce, Inc.	11,249	2,882,556
Seagate Technology Holdings PLC	1,671	279,725
ServiceNow, Inc.(b)	657	602,771
Skyworks Solutions, Inc.	4,488	336,331
Snowflake, Inc., Class A(b)	2,115	504,766
Synopsys, Inc.(b)	639	385,649
TD SYNNEX Corp.	6,090	901,746
TE Connectivity PLC (Switzerland)	5,419	1,119,023
Teledyne Technologies, Inc.(b)	610	328,284
Texas Instruments, Inc.	7,945	1,608,704
Trimble, Inc.(b)	2,586	209,001
Twilio, Inc., Class A(b)	3,676	388,222
VeriSign, Inc.	637	174,137
Western Digital Corp.	5,829	468,302
Workday, Inc., Class A(b)	1,863	430,018
Zoom Communications, Inc., Class A(b)	4,667	379,987
		125,539,446
Materials-3.49%
Air Products and Chemicals, Inc.	2,819	829,096
Albemarle Corp.(c)	4,920	417,806
Alcoa Corp.(c)	7,585	244,161
Amcor PLC	39,930	344,596
Avery Dennison Corp.	1,286	220,742
Ball Corp.	7,591	399,590
Celanese Corp.(c)	6,276	298,926
CF Industries Holdings, Inc.	5,604	485,475
Cleveland-Cliffs, Inc.(b)(c)	59,362	638,141
Commercial Metals Co.	4,922	283,852
Corteva, Inc.	12,949	960,686
Crown Holdings, Inc.	2,825	280,749
Dow, Inc.	42,022	1,035,002
DuPont de Nemours, Inc.	11,755	904,195
Eastman Chemical Co.	4,076	286,706
Ecolab, Inc.	2,207	611,427
FMC Corp.(c)	4,375	171,063
Freeport-McMoRan, Inc.	28,201	1,252,124
Graphic Packaging Holding Co.	9,633	214,527
International Flavors & Fragrances, Inc.	6,462	436,250
International Paper Co.	10,237	508,574
Linde PLC	5,298	2,533,980
LyondellBasell Industries N.V., Class A	14,260	803,551
Martin Marietta Materials, Inc.	673	414,837
Mosaic Co. (The)	13,863	463,024
	Shares	Value
Materials-(continued)
Newmont Corp.	24,045	$1,788,948
Nucor Corp.	11,010	1,637,517
Olin Corp.	9,681	229,052
Packaging Corp. of America	1,449	315,824
PPG Industries, Inc.	4,832	537,463
Reliance, Inc.	1,663	491,683
RPM International, Inc.	1,848	231,573
Sherwin-Williams Co. (The)	2,179	797,144
Sonoco Products Co.	3,650	172,463
Steel Dynamics, Inc.	4,607	603,148
Ternium S.A., ADR (Mexico)	21,897	726,105
Vulcan Materials Co.	1,254	365,115
		22,935,115
Real Estate-0.53%
CBRE Group, Inc., Class A(b)	4,498	729,216
CoStar Group, Inc.(b)	2,284	204,395
Equinix, Inc.	671	527,533
Host Hotels & Resorts, Inc.	17,909	308,214
Iron Mountain, Inc.	2,784	257,047
Jones Lang LaSalle, Inc.(b)	1,435	438,493
Public Storage	1,907	561,783
SBA Communications Corp., Class A	937	191,944
Weyerhaeuser Co.	10,848	280,638
		3,499,263
Utilities-1.16%
AES Corp. (The)	32,430	439,102
CMS Energy Corp.	5,693	407,448
Consolidated Edison, Inc.	8,114	797,038
Constellation Energy Corp.	1,156	356,025
DTE Energy Co.	4,571	624,627
Exelon Corp.	27,152	1,185,999
FirstEnergy Corp.	14,406	628,390
National Fuel Gas Co.	2,063	178,945
NRG Energy, Inc.	4,040	588,063
OGE Energy Corp.	4,664	208,294
PPL Corp.	15,410	562,003
Southwest Gas Holdings, Inc.	2,766	220,948
Talen Energy Corp.(b)(c)	873	330,797
UGI Corp.	7,573	262,329
Vistra Corp.	4,500	850,995
		7,641,003
Total Common Stocks & Other Equity Interests (Cost $592,577,854)		655,755,938
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $287,957)	287,957	287,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $592,865,811)		656,043,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.54%
Invesco Private Government Fund, 4.28%(d)(e)(f)	4,596,480	$4,596,480
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,112,267	12,115,901
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,711,565)		16,712,381
TOTAL INVESTMENTS IN SECURITIES-102.38% (Cost $609,577,376)		672,756,276
OTHER ASSETS LESS LIABILITIES-(2.38)%		(15,650,253)
NET ASSETS-100.00%		$657,106,023

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$-	$398,651	$(13,138)	$182,736	$2,795	$571,044	$5,490
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,477,275	(13,189,318)	-	-	287,957	16,365
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,669,544	74,200,808	(74,273,872)	-	-	4,596,480	318,897 *
Invesco Private Prime Fund	12,524,916	157,417,942	(157,824,679)	(259)	(2,019)	12,115,901	852,927 *
Total	$17,194,460	$245,494,676	$(245,301,007)	$182,477	$776	$17,571,382	$1,193,679

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
August 31, 2025

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$189,158,128	$655,184,894
Affiliated investments in securities, at value	8,154,787	17,571,382
Receivable for:
Dividends	228,829	1,059,038
Securities lending	1,470	104,176
Foreign tax reclaims	-	1,678
Total assets	197,543,214	673,921,168
Liabilities:
Due to custodian	766	-
Payable for:
Collateral upon return of securities loaned	8,002,086	16,711,565
Accrued unitary management fees	64,237	103,580
Total liabilities	8,067,089	16,815,145
Net Assets	$189,476,125	$657,106,023
Net assets consist of:
Shares of beneficial interest	$244,600,168	$616,109,767
Distributable earnings (loss)	(55,124,043)	40,996,256
Net Assets	$189,476,125	$657,106,023
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,110,000	12,175,001
Net asset value	$89.80	$53.97
Market price	$89.78	$53.98
Unaffiliated investments in securities, at cost	$164,938,225	$592,189,546
Affiliated investments in securities, at cost	$8,154,629	$17,387,830
(a)Includes securities on loan with an aggregate value of:	$7,818,293	$16,412,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the year ended August 31, 2025

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Investment income:
Unaffiliated dividend income	$2,375,318	$11,146,270
Affiliated dividend income	4,298	21,855
Securities lending income, net	26,639	172,625
Foreign withholding tax	-	(40,425)
Total investment income	2,406,255	11,300,325
Expenses:
Unitary management fees	730,751	1,173,251
Less: Waivers	(92)	(360)
Net expenses	730,659	1,172,891
Net investment income	1,675,596	10,127,434
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(742,357)	(9,401,303)
Affiliated investment securities	(1,734)	(2,019)
Unaffiliated in-kind redemptions	15,406,684	42,284,583
Affiliated in-kind redemptions	-	2,795
Net realized gain	14,662,593	32,884,056
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(291,475)	19,332,611
Affiliated investment securities	(725)	182,477
Change in net unrealized appreciation (depreciation)	(292,200)	19,515,088
Net realized and unrealized gain	14,370,393	52,399,144
Net increase in net assets resulting from operations	$16,045,989	$62,526,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	2025	2024	2025	2024
Operations:
Net investment income	$1,675,596	$1,795,202	$10,127,434	$6,605,508
Net realized gain	14,662,593	19,216,338	32,884,056	31,851,395
Change in net unrealized appreciation (depreciation)	(292,200)	18,305,375	19,515,088	40,351,070
Net increase in net assets resulting from operations	16,045,989	39,316,915	62,526,578	78,807,973
Distributions to Shareholders from:
Distributable earnings	(1,465,470)	(3,149,107)	(10,051,037)	(5,696,003)
Shareholder Transactions:
Proceeds from shares sold	80,760,009	88,775,619	192,396,921	396,365,299
Value of shares repurchased	(101,292,509)	(146,832,662)	(152,152,947)	(127,311,154)
Net increase (decrease) in net assets resulting from share transactions	(20,532,500)	(58,057,043)	40,243,974	269,054,145
Net increase (decrease) in net assets	(5,951,981)	(21,889,235)	92,719,515	342,166,115
Net assets:
Beginning of year	195,428,106	217,317,341	564,386,508	222,220,393
End of year	$189,476,125	$195,428,106	$657,106,023	$564,386,508
Changes in Shares Outstanding:
Shares sold	960,000	1,150,000	3,825,000	8,725,000
Shares repurchased	(1,200,000)	(1,960,000)	(3,025,000)	(2,725,000)
Shares outstanding, beginning of year	2,350,000	3,160,000	11,375,001	5,375,001
Shares outstanding, end of year	2,110,000	2,350,000	12,175,001	11,375,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights
Invesco Bloomberg Pricing Power ETF (POWA)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$83.16	$68.77	$65.62	$69.50	$56.99
Net investment income(a)	0.74	0.67	1.03	0.92	0.64
Net realized and unrealized gain (loss) on investments	6.54	14.88	3.10	(4.02)	12.66
Total from investment operations	7.28	15.55	4.13	(3.10)	13.30
Distributions to shareholders from:
Net investment income	(0.64)	(1.16)	(0.98)	(0.78)	(0.79)
Net asset value at end of year	$89.80	$83.16	$68.77	$65.62	$69.50
Market price at end of year(b)	$89.78	$83.16	$68.79	$65.68	$69.47
Net Asset Value Total Return(c)	8.82%	22.90%	6.36%	(4.54)%	23.61%
Market Price Total Return(c)	8.80%	22.85%	6.29%	(4.40)%	23.36%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$189,476	$195,428	$217,317	$265,114	$300,920
Ratio to average net assets of:
Expenses	0.38%	0.43%	0.53%	0.54%	0.55%
Net investment income	0.88%	0.92%	1.54%	1.35%	1.05%
Portfolio turnover rate(d)	91%	96%	195%	134%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco RAFITM Strategic US ETF (IUS)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$49.62	$41.34	$36.75	$38.50	$28.08
Net investment income(a)	0.83	0.79	0.69	0.64	0.56
Net realized and unrealized gain (loss) on investments	4.34	8.24	4.55	(1.72)	10.40
Total from investment operations	5.17	9.03	5.24	(1.08)	10.96
Distributions to shareholders from:
Net investment income	(0.82)	(0.75)	(0.65)	(0.67)	(0.54)
Net asset value at end of year	$53.97	$49.62	$41.34	$36.75	$38.50
Market price at end of year(b)	$53.98	$49.62	$41.34	$36.79	$38.52
Net Asset Value Total Return(c)	10.57%	22.08%	14.46%	(2.84)%	39.47%
Market Price Total Return(c)	10.59%	22.08%	14.34%	(2.78)%	39.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$657,106	$564,387	$222,220	$151,601	$180,010
Ratio to average net assets of:
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.64%	1.74%	1.81%	1.65%	1.69%
Portfolio turnover rate(d)	11%	14%	13%	10%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Pricing Power ETF (POWA)	"Bloomberg Pricing Power ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index
RAFITM Strategic US ETF	Invesco Strategic US Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

15

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

16

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

17

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

18

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Pricing Power ETF	$2,778
RAFITM Strategic US ETF	17,942

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

19

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Pricing Power ETF	0.40%
RAFITM Strategic US ETF	0.19%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Pricing Power ETF	$92
RAFITM Strategic US ETF	360
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

20

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Pricing Power ETF	Bloomberg Index Services Limited
RAFITM Strategic US ETF	Invesco Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Pricing Power ETF	$9,453
RAFITM Strategic US ETF	7,583
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,158,128	$-	$-	$189,158,128
Money Market Funds	152,543	8,002,244	-	8,154,787
Total Investments	$189,310,671	$8,002,244	$-	$197,312,915
RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$655,755,938	$-	$-	$655,755,938
Money Market Funds	287,957	16,712,381	-	17,000,338
Total Investments	$656,043,895	$16,712,381	$-	$672,756,276

21

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Bloomberg Pricing Power ETF	$1,465,470	$3,149,107
RAFITM Strategic US ETF	10,051,037	5,696,003

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg Pricing Power ETF	$1,207,428	$23,316,052	$(79,647,523)	$244,600,168	$189,476,125
RAFITM Strategic US ETF	1,831,216	62,270,297	(23,105,257)	616,109,767	657,106,023
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Pricing Power ETF	$79,176,585	$470,938	$79,647,523
RAFITM Strategic US ETF	10,870,046	12,235,211	23,105,257

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Pricing Power ETF	$173,139,432	$173,453,925
RAFITM Strategic US ETF	64,907,991	65,788,257
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Pricing Power ETF	$80,626,618	$100,735,650
RAFITM Strategic US ETF	192,086,608	151,872,924
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg Pricing Power ETF	$28,569,224	$(5,253,172)	$23,316,052	$173,996,863
RAFITM Strategic US ETF	94,483,327	(32,213,030)	62,270,297	610,485,979

22

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg Pricing Power ETF	$7	$(14,919,044)	$14,919,037
RAFITM Strategic US ETF	-	(42,104,063)	42,104,063
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Bloomberg Pricing Power ETF and Invesco RAFI Strategic US ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg Pricing Power ETF and Invesco RAFI Strategic US ETF (two of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

24

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Bloomberg Pricing Power ETF	0%	100%	100%	0%	0%
Invesco RAFITM Strategic US ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

25

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

26

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF, Invesco BulletShares 2032 Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2034 Corporate Bond ETF;
●
0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
●
0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF;
●
0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
●
0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
●
0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
●
0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
●
0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
●
0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2030 High Yield Corporate Bond ETF, Invesco BulletShares 2031 High Yield Corporate Bond ETF and Invesco BulletShares 2032 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X

27

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2033 Municipal Bond ETF	X	N/A	X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2034 Corporate Bond ETF or Invesco BulletShares 2032 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

28

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

29

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

30

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
IMFL	Invesco International Developed Dynamic Multifactor ETF
OMFL	Invesco Russell 1000® Dynamic Multifactor ETF
OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)
August 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Australia-8.14%
AGL Energy Ltd.	40,406	$217,276
ALS Ltd.	13,573	164,650
ANZ Group Holdings Ltd.	9,591	210,770
Aristocrat Leisure Ltd.	100,844	4,782,046
ASX Ltd.	4,074	166,431
BHP Group Ltd.	135,025	3,763,840
BlueScope Steel Ltd.	10,464	156,781
Brambles Ltd.	308,789	5,233,495
CAR Group Ltd.	6,085	160,522
Coles Group Ltd.	99,109	1,547,311
Commonwealth Bank of Australia	28,289	3,144,509
Computershare Ltd.	226,328	5,632,804
CSL Ltd.	6,346	882,845
Insurance Australia Group Ltd.	213,802	1,216,396
JB Hi-Fi Ltd.	9,115	697,077
Lottery Corp. Ltd. (The)	67,520	259,420
Macquarie Group Ltd.	3,592	526,869
Medibank Pvt. Ltd.	354,910	1,182,468
National Australia Bank Ltd.	10,688	298,310
Origin Energy Ltd.	24,760	208,903
Qantas Airways Ltd.	20,326	155,754
QBE Insurance Group Ltd.	91,262	1,289,516
Qube Holdings Ltd.	123,796	339,361
REA Group Ltd.	4,427	725,059
Rio Tinto Ltd.	15,932	1,203,550
Rio Tinto PLC	39,659	2,478,150
Scentre Group	99,037	263,982
SGH Ltd.	11,868	390,838
Steadfast Group Ltd.	40,077	159,154
Suncorp Group Ltd.	19,355	269,001
Technology One Ltd.	37,759	983,422
Telstra Group Ltd.	223,080	713,751
Transurban Group	80,289	765,863
Washington H Soul Pattinson & Co. Ltd.(a)	7,973	227,930
Wesfarmers Ltd.	80,191	4,803,693
Westpac Banking Corp.	28,557	719,380
Woolworths Group Ltd.	29,631	557,813
		46,498,940
Austria-0.03%
Verbund AG	2,427	173,174
Belgium-0.61%
Ackermans & van Haaren N.V.	717	186,098
Anheuser-Busch InBev S.A./N.V.	1,851	116,184
Groupe Bruxelles Lambert N.V.	3,007	264,444
UCB S.A.	12,569	2,949,937
		3,516,663
Canada-2.09%
Brookfield Asset Management Ltd., Class A(a)	12,363	744,238
Constellation Software, Inc.	401	1,329,026
Dollarama, Inc.	23,748	3,239,048
Enbridge, Inc.	3,629	175,642
Fairfax Financial Holdings Ltd.	711	1,224,394
Fortis, Inc.	8,586	427,439
Franco-Nevada Corp.	1,415	266,757
George Weston Ltd.	3,585	230,931
	Shares	Value
Canada-(continued)
Hydro One Ltd.(b)	4,765	$173,566
Intact Financial Corp.	5,962	1,194,311
Loblaw Cos. Ltd.(a)	12,600	514,756
Metro, Inc.	13,527	969,881
Royal Bank of Canada	3,209	466,479
TC Energy Corp.	2,965	154,453
Thomson Reuters Corp.	4,625	821,650
		11,932,571
China-0.08%
BOC Hong Kong (Holdings) Ltd.	95,632	434,162
Denmark-0.45%
Carlsberg A/S, Class B	1,117	136,702
Coloplast A/S, Class B	984	94,709
DSV A/S	6,356	1,409,936
Novo Nordisk A/S, Class B	4,603	260,253
Pandora A/S	1,376	190,329
Tryg A/S	18,111	476,221
		2,568,150
Finland-1.31%
Elisa OYJ	6,198	330,582
Kone OYJ, Class B	61,087	3,844,193
Nokia OYJ	143,144	616,544
Orion OYJ, Class B	21,660	1,731,226
Sampo OYJ	49,329	566,332
UPM-Kymmene OYJ	5,080	144,744
Wartsila OYJ Abp	8,918	261,546
		7,495,167
France-6.32%
Air Liquide S.A.	13,273	2,736,141
Airbus SE	1,049	219,426
bioMerieux(a)	1,556	216,495
Bureau Veritas S.A.	23,934	722,378
Cie de Saint-Gobain S.A.	7,321	790,776
Cie Generale des Etablissements Michelin S.C.A.	17,776	644,063
Danone S.A.	21,132	1,764,738
Dassault Aviation S.A.	1,049	331,312
Dassault Systemes SE	4,938	153,652
ENGIE S.A.	30,685	635,302
EssilorLuxottica S.A.	20,523	6,263,458
Eurazeo SE	2,305	150,917
FDJ United	2,991	96,323
Hermes International S.C.A.	2,404	5,890,801
Legrand S.A.	4,478	682,287
L’Oreal S.A.	1,027	479,738
LVMH Moet Hennessy Louis Vuitton SE	470	277,647
Orange S.A.	81,609	1,330,843
Publicis Groupe S.A.(a)	2,039	188,375
Safran S.A.	14,278	4,747,424
Schneider Electric SE	22,915	5,632,797
Thales S.A.	3,457	909,795
TotalEnergies SE	8,582	539,064
Veolia Environnement S.A.	5,728	189,269
Vinci S.A.	3,782	513,222
		36,106,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2025
	Shares	Value
Germany-11.29%
adidas AG	2,198	$427,854
Allianz SE	1,084	458,532
BASF SE	5,440	289,127
Beiersdorf AG	3,138	361,576
CTS Eventim AG & Co. KGaA	2,245	210,552
Deutsche Boerse AG	616	181,403
Deutsche Post AG	6,200	282,727
Deutsche Telekom AG	483,533	17,703,990
DWS Group GmbH & Co. KGaA(b)	2,736	170,009
E.ON SE	14,660	261,542
Evonik Industries AG	7,523	145,237
Fresenius Medical Care AG	4,231	218,215
Fresenius SE & Co. KGaA	15,136	823,427
FUCHS SE, Preference Shares	5,524	265,332
GEA Group AG	39,643	2,886,972
Heidelberg Materials AG	11,870	2,809,273
Henkel AG & Co. KGaA	10,817	831,765
Henkel AG & Co. KGaA, Preference Shares	19,509	1,647,606
Infineon Technologies AG	4,519	185,075
Knorr-Bremse AG	3,129	327,031
MTU Aero Engines AG	1,135	506,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	713	455,058
Nemetschek SE	2,337	323,020
Rational AG	190	141,701
RWE AG	4,987	199,820
SAP SE	92,626	25,225,416
Scout24 SE(b)	13,882	1,799,545
Siemens AG	18,476	5,124,279
Siemens Healthineers AG(b)	4,351	241,058
		64,503,234
Hong Kong-1.64%
AIA Group Ltd.	41,558	394,964
Cathay Pacific Airways Ltd.	161,210	221,770
CK Asset Holdings Ltd.	36,322	171,850
CK Hutchison Holdings Ltd.	58,911	389,749
CK Infrastructure Holdings Ltd.	35,675	239,530
CLP Holdings Ltd.	70,689	598,236
Hang Seng Bank Ltd.(a)	14,626	209,713
Hong Kong & China Gas Co. Ltd. (The)	397,858	358,741
Hong Kong Exchanges & Clearing Ltd.	51,708	3,029,342
Jardine Matheson Holdings Ltd.	6,664	403,496
MTR Corp. Ltd.(a)	46,274	156,879
PCCW Ltd.	342,663	231,399
Power Assets Holdings Ltd.(a)	256,824	1,674,570
Techtronic Industries Co. Ltd.	29,196	377,557
VTech Holdings Ltd.	40,261	325,231
WH Group Ltd.	530,819	570,393
		9,353,420
Ireland-0.11%
Kerry Group PLC, Class A	7,028	643,840
Israel-0.59%
Bank Hapoalim B.M.	29,859	582,363
Bank Leumi le-Israel B.M.	71,016	1,361,923
Bezeq The Israeli Telecommunication Corp. Ltd.	98,870	181,433
Elbit Systems Ltd.	1,402	680,602
	Shares	Value
Israel-(continued)
Israel Discount Bank Ltd., Class A	32,469	$321,000
Shufersal Ltd.	20,243	250,772
		3,378,093
Italy-1.16%
Assicurazioni Generali S.p.A.	3,505	136,895
Coca-Cola HBC AG(c)	21,222	1,073,064
Enel S.p.A.	61,877	571,304
Ferrari N.V.	9,839	4,684,669
Intesa Sanpaolo S.p.A.	25,687	161,797
		6,627,729
Japan-18.11%
Ajinomoto Co., Inc.	8,086	219,480
ALSOK Co. Ltd.	83,908	642,465
Azbil Corp.	38,976	390,443
Bandai Namco Holdings, Inc.	99,322	3,417,924
Bridgestone Corp.	15,099	682,708
Brother Industries Ltd.	6,060	102,206
Canon Marketing Japan, Inc.	7,876	305,582
Canon, Inc.(a)	96,651	2,831,000
Capcom Co. Ltd.	17,438	470,980
Chugai Pharmaceutical Co. Ltd.	76,527	3,384,826
COMSYS Holdings Corp.	5,252	131,674
Dai Nippon Printing Co. Ltd.	8,235	138,055
Daito Trust Construction Co. Ltd.	1,469	156,457
Daiwa House Industry Co. Ltd.	13,631	482,047
East Japan Railway Co.	11,108	272,781
ENEOS Holdings, Inc.	105,366	624,466
EXEO Group, Inc.	10,804	159,520
FANUC Corp.	29,822	829,770
Fast Retailing Co. Ltd.(a)	4,238	1,325,883
FUJIFILM Holdings Corp.	6,060	143,693
Fujitec Co. Ltd.	16,560	630,206
Fujitsu Ltd.	108,252	2,607,305
Hikari Tsushin, Inc.	604	160,980
Hirose Electric Co. Ltd.	3,132	405,883
Hitachi Ltd.	348,337	9,393,704
Hoshizaki Corp.	7,876	303,075
Hoya Corp.	5,153	665,979
ITOCHU Corp.	11,113	628,315
Japan Real Estate Investment Corp.	158	137,460
Japan Tobacco, Inc.	22,958	730,600
Kajima Corp.	6,260	186,315
Kamigumi Co. Ltd.	6,837	205,259
Kandenko Co. Ltd.	16,447	443,645
Kao Corp.	53,050	2,412,516
KDDI Corp.	353,406	6,113,436
KDX Realty Investment Corp.	334	384,326
Kewpie Corp.	5,921	166,571
Keyence Corp.	2,674	1,020,347
Kinden Corp.(a)	26,778	955,967
Kokuyo Co. Ltd.	77,552	481,161
Komatsu Ltd.	17,268	585,115
Konami Group Corp.	5,192	783,846
Kuraray Co. Ltd.	20,092	239,603
Lion Corp.(a)	41,400	442,466
Makita Corp.	7,272	245,730
Medipal Holdings Corp.	7,976	141,447
MEIJI Holdings Co. Ltd.	6,479	134,880
MISUMI Group, Inc.	11,008	167,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2025
	Shares	Value
Japan-(continued)
Mitsubishi Electric Corp.	54,872	$1,311,121
Mitsubishi Heavy Industries Ltd.	19,267	486,580
Mitsubishi UFJ Financial Group, Inc.	14,520	221,176
Mizuho Financial Group, Inc.	4,240	139,611
MS&AD Insurance Group Holdings, Inc.	6,155	143,304
Murata Manufacturing Co. Ltd.	31,768	513,303
NEC Corp.	29,025	884,614
Nichias Corp.	5,048	194,520
Nintendo Co. Ltd.	266,005	23,745,724
Nippon Building Fund, Inc.(a)	166	160,761
Nippon Shokubai Co. Ltd.	24,810	312,192
Nitto Denko Corp.	49,884	1,123,815
NOF Corp.	11,208	208,360
Nomura Research Institute Ltd.	25,241	991,694
NTT, Inc.	199,458	211,149
Obayashi Corp.	9,996	162,290
OBIC Co. Ltd.	9,437	333,980
Oracle Corp.	1,940	200,972
Osaka Gas Co. Ltd.	10,724	305,466
Otsuka Corp.	10,473	215,279
Otsuka Holdings Co. Ltd.	37,413	1,964,892
Panasonic Holdings Corp.	14,844	150,388
Recruit Holdings Co. Ltd.	36,180	2,072,173
Rinnai Corp.	4,963	123,088
Sankyo Co. Ltd.	37,650	758,547
Santen Pharmaceutical Co. Ltd.	16,874	178,943
Sanwa Holdings Corp.	34,611	1,115,314
SCSK Corp.	18,507	590,047
SECOM Co. Ltd.	15,168	560,506
Seino Holdings Co. Ltd.	9,996	156,120
Sekisui Chemical Co. Ltd.	40,381	767,042
Shimadzu Corp.	6,240	152,934
Shin-Etsu Chemical Co. Ltd.	4,828	147,179
Shionogi & Co. Ltd.	8,300	143,698
Skylark Holdings Co. Ltd.	7,272	145,845
SoftBank Corp.	2,115,899	3,275,942
Sompo Holdings, Inc.	28,626	915,682
Sony Group Corp.	165,931	4,539,099
Square Enix Holdings Co. Ltd.	2,524	173,520
Sumitomo Electric Industries Ltd.	13,460	377,334
Sumitomo Mitsui Financial Group, Inc.	5,956	162,359
Suntory Beverage & Food Ltd.	4,120	127,654
Suzuken Co. Ltd.	5,023	198,833
TDK Corp.	13,123	169,611
TIS, Inc.	12,924	430,654
Toho Co. Ltd.(a)	16,964	1,077,790
Tokio Marine Holdings, Inc.	18,838	808,639
Tokyo Gas Co. Ltd.	5,452	208,478
Tomy Co. Ltd.	8,280	189,378
TOPPAN Holdings, Inc.	16,827	434,207
Toray Industries, Inc.	25,244	168,790
Tosoh Corp.	10,704	168,892
Toyo Suisan Kaisha Ltd.	3,596	247,572
Trend Micro, Inc.	8,609	456,672
USS Co. Ltd.	46,548	564,397
Zenkoku Hosho Co. Ltd.	11,328	259,281
Zeon Corp.	12,520	143,885
		103,476,493
	Shares	Value
Luxembourg-0.05%
CVC Capital Partners PLC(b)	13,977	$282,280
Netherlands-1.50%
ASML Holding N.V.	310	230,322
EXOR N.V.	1,458	146,189
Heineken N.V.	2,050	166,361
Koninklijke Ahold Delhaize N.V.	59,182	2,372,809
Koninklijke KPN N.V.	176,616	843,273
Koninklijke Philips N.V.	5,303	146,539
Universal Music Group N.V.(a)	8,546	241,714
Wolters Kluwer N.V.	35,033	4,415,503
		8,562,710
New Zealand-0.30%
Contact Energy Ltd.(a)	53,980	287,631
Fisher & Paykel Healthcare Corp. Ltd.	56,745	1,224,529
Xero Ltd.(c)	1,681	179,264
		1,691,424
Norway-0.83%
Equinor ASA	7,113	175,623
Gjensidige Forsikring ASA	9,734	270,538
Kongsberg Gruppen ASA	69,674	2,081,875
Orkla ASA	146,420	1,637,905
Telenor ASA	35,880	598,885
		4,764,826
Poland-0.05%
Dino Polska S.A.(b)(c)	23,670	295,327
Portugal-0.12%
Jeronimo Martins SGPS S.A.	27,865	689,660
Singapore-1.67%
CapitaLand Ascendas REIT	66,036	139,987
DBS Group Holdings Ltd.	43,239	1,702,144
Keppel DC REIT	113,392	208,501
Oversea-Chinese Banking Corp. Ltd.	76,327	995,341
Singapore Exchange Ltd.	230,881	2,980,839
Singapore Technologies Engineering Ltd.(a)	145,658	871,772
Singapore Telecommunications Ltd.	640,107	2,151,428
United Overseas Bank Ltd.	19,133	524,030
		9,574,042
South Korea-6.10%
Cheil Worldwide, Inc.	9,228	131,259
Coway Co. Ltd.	6,192	462,274
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,430	1,873,883
Hyundai Glovis Co. Ltd.	3,867	511,408
Hyundai Mobis Co. Ltd.	1,956	446,674
KB Financial Group, Inc.	2,159	168,629
Kia Corp.	1,930	146,031
Korean Air Lines Co. Ltd.	10,871	185,040
Krafton, Inc.(c)	833	195,869
KT&G Corp.	18,408	1,780,491
NAVER Corp.	8,905	1,368,911
Orion Corp.	3,683	285,048
S-1 Corp.	3,751	215,643
Samsung Biologics Co. Ltd.(b)(c)	6,514	4,674,664
Samsung C&T Corp.	2,400	288,870
Samsung Electro-Mechanics Co. Ltd.	2,242	257,208
Samsung Electronics Co. Ltd.	91,304	4,561,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2025
	Shares	Value
South Korea-(continued)
Samsung Electronics Co. Ltd., Preference Shares	14,501	$588,768
Samsung Fire & Marine Insurance Co. Ltd.	2,516	800,768
SK hynix, Inc.	81,270	15,484,973
Yuhan Corp.	5,252	427,786
		34,855,726
Spain-1.60%
ACS Actividades de Construccion y Servicios S.A.	3,536	267,412
Aena S.M.E. S.A.(b)	18,745	543,594
Amadeus IT Group S.A.	4,218	353,980
Endesa S.A.	16,289	496,361
Iberdrola S.A.	234,435	4,421,585
Industria de Diseno Textil S.A.	50,331	2,490,619
Naturgy Energy Group S.A.	6,189	196,364
Redeia Corp. S.A.	7,596	147,745
Telefonica S.A.(a)	39,304	210,829
		9,128,489
Sweden-3.45%
AAK AB	5,220	150,207
Alfa Laval AB	5,429	247,119
Assa Abloy AB, Class B	8,008	282,914
Atlas Copco AB, Class A	41,098	656,021
Atlas Copco AB, Class B	23,639	336,097
Boliden AB(c)	3,582	123,444
Essity AB, Class B	27,587	745,743
Industrivarden AB, Class A	7,881	313,612
Industrivarden AB, Class C(a)	11,859	471,974
Investor AB, Class A	93,559	2,883,491
Investor AB, Class B	338,479	10,425,797
Securitas AB, Class B(a)	9,811	150,114
Skanska AB, Class B	5,572	138,353
Tele2 AB, Class B	50,087	881,995
Telefonaktiebolaget LM Ericsson, Class B(a)	126,777	1,003,505
Telia Co. AB	135,133	504,398
Volvo AB, Class B(a)	13,334	410,194
		19,724,978
Switzerland-6.98%
ABB Ltd.	100,015	6,721,359
Belimo Holding AG	388	427,831
Chocoladefabriken Lindt & Spruengli AG	2	299,934
Chocoladefabriken Lindt & Spruengli AG, PC	21	320,701
Cie Financiere Richemont S.A.	744	130,441
DSM-Firmenich AG	2,910	284,878
EMS-Chemie Holding AG(a)	202	155,228
Geberit AG	799	586,688
Givaudan S.A.	57	240,390
Lonza Group AG(c)	372	264,368
Nestle S.A.	14,563	1,375,627
Partners Group Holding AG	762	1,047,903
PSP Swiss Property AG	1,339	223,062
Roche Holding AG	71,079	23,209,233
Roche Holding AG, BR	2,703	929,586
Sandoz Group AG	6,200	389,583
Schindler Holding AG	1,893	677,946
Schindler Holding AG, PC	3,731	1,388,731
SGS S.A.	3,814	389,603
Sonova Holding AG, Class A	339	98,882
	Shares	Value
Switzerland-(continued)
Swiss Prime Site AG	1,077	$149,999
Zurich Insurance Group AG	759	555,407
		39,867,380
United Kingdom-18.88%
3i Group PLC	450,170	24,447,216
Admiral Group PLC	7,581	371,343
AstraZeneca PLC	94,456	15,051,522
Auto Trader Group PLC(b)	31,408	340,933
BAE Systems PLC	25,594	606,353
Beazley PLC	33,558	355,108
British American Tobacco PLC	166,068	9,426,776
BT Group PLC(a)	116,914	342,161
Bunzl PLC	7,441	251,380
Coca-Cola Europacific Partners PLC	7,121	634,972
Compass Group PLC	120,454	4,092,293
Diploma PLC	7,549	550,860
Haleon PLC	636,572	3,131,451
Halma PLC	31,713	1,409,299
Hikma Pharmaceuticals PLC	9,122	220,279
HSBC Holdings PLC	42,159	539,474
IMI PLC	6,294	193,332
Imperial Brands PLC	188,630	7,963,113
InterContinental Hotels Group PLC	6,761	820,389
Intertek Group PLC	8,666	549,436
J Sainsbury PLC	44,772	181,096
National Grid PLC	73,717	1,035,014
Next PLC	4,627	747,409
Pearson PLC	24,183	351,522
Reckitt Benckiser Group PLC	72,316	5,404,679
RELX PLC	142,374	6,647,532
Rightmove PLC	36,327	364,395
Sage Group PLC (The)	47,086	690,431
Shell PLC	100,726	3,707,159
Smith & Nephew PLC	9,791	183,571
Smiths Group PLC	53,002	1,686,924
SSE PLC	11,104	259,376
Tesco PLC	698,218	3,989,424
Unilever PLC	177,633	11,201,439
Vodafone Group PLC	136,635	163,544
		107,911,205
United States-6.24%
Alcon AG	5,742	458,227
Amrize Ltd.(c)	20,718	1,082,247
BP PLC	22,078	129,095
Buzzi S.p.A.	3,424	173,956
Experian PLC	36,226	1,877,031
Ferrovial SE	6,951	380,375
GSK PLC	34,924	689,821
Holcim AG(c)	20,718	1,738,946
Novartis AG	152,611	19,342,885
Sanofi S.A.	88,798	8,814,355
Swiss Re AG	1,191	216,159
Waste Connections, Inc.	4,062	750,891
		35,653,988
Total Common Stocks & Other Equity Interests (Cost $493,968,493)		569,709,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $204,216)	204,216	$204,216
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $494,172,709)		569,914,130
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 4.28%(d)(e)(f)	1,765,964	1,765,964
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,675,873	$4,677,276
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,443,049)		6,443,240
TOTAL INVESTMENTS IN SECURITIES-100.86% (Cost $500,615,758)		576,357,370
OTHER ASSETS LESS LIABILITIES-(0.86)%		(4,940,102)
NET ASSETS-100.00%		$571,417,268

Investment Abbreviations:
BR-Bearer Shares
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $8,520,976, which represented 1.49% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,861,263	$(23,657,047)	$-	$-	$204,216	$14,796
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	570,928	36,522,481	(35,327,445)	-	-	1,765,964	148,845 *
Invesco Private Prime Fund	1,489,084	86,184,991	(82,996,379)	108	(528)	4,677,276	396,084 *
Total	$2,060,012	$146,568,735	$(141,980,871)	$108	$(528)	$6,647,456	$559,725

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	18.89%
Japan	18.11%
Germany	11.29%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.84%
Alphabet, Inc., Class A	361,704	$77,010,399
Alphabet, Inc., Class C	302,304	64,550,973
AT&T, Inc.	1,176,843	34,469,732
Charter Communications, Inc., Class A(b)	5,790	1,537,708
Comcast Corp., Class A	105,863	3,596,166
Electronic Arts, Inc.	45,745	7,865,853
Fox Corp., Class A	22,709	1,355,727
Fox Corp., Class B	14,168	772,864
Frontier Communications Parent, Inc.(b)(c)	9,284	344,251
GCI Liberty, Inc., Class C(b)(c)	1,388	50,856
Liberty Broadband Corp.(b)(d)	64,295	0
Liberty Broadband Corp., Class C(b)	6,789	413,179
Liberty Media Corp.-Liberty Formula One(b)(c)	19,224	1,920,478
Liberty Media Corp.-Liberty Live, Series C(b)	6,610	643,682
Live Nation Entertainment, Inc.(b)(c)	12,717	2,117,253
Meta Platforms, Inc., Class A	323,412	238,904,444
Millicom International Cellular S.A. (Guatemala)	10,312	498,173
Netflix, Inc.(b)	68,800	83,127,600
New York Times Co. (The), Class A	21,775	1,303,016
News Corp., Class A	16,318	479,912
News Corp., Class B(c)	7,766	263,035
Nexstar Media Group, Inc., Class A	1,647	336,861
Roblox Corp., Class A(b)	5,315	662,196
Spotify Technology S.A. (Sweden)(b)	16,798	11,454,220
Take-Two Interactive Software, Inc.(b)	39,220	9,148,849
TKO Group Holdings, Inc.	9,228	1,749,260
T-Mobile US, Inc.	79,415	20,011,786
Verizon Communications, Inc.	309,779	13,701,525
Walt Disney Co. (The)	94,435	11,179,215
Warner Bros. Discovery, Inc.(b)	27,624	321,543
		589,790,756
Consumer Discretionary-10.00%
Airbnb, Inc., Class A(b)	10,134	1,322,791
Amazon.com, Inc.(b)	806,557	184,701,553
Aptiv PLC (Jersey)(b)	4,622	367,588
Aramark(c)	22,025	861,398
AutoZone, Inc.(b)	3,106	13,040,634
Best Buy Co., Inc.	3,725	274,309
Booking Holdings, Inc.	10,419	58,336,502
BorgWarner, Inc.	8,916	381,248
Boyd Gaming Corp.	8,172	701,648
Bright Horizons Family Solutions, Inc.(b)(c)	5,066	597,991
Burlington Stores, Inc.(b)	1,950	566,826
Carnival Corp.(b)	14,008	446,715
Chewy, Inc., Class A(b)	8,321	340,828
Chipotle Mexican Grill, Inc.(b)	36,520	1,538,953
Choice Hotels International, Inc.(c)	2,114	252,792
Coupang, Inc. (South Korea)(b)	85,604	2,446,562
D.R. Horton, Inc.	3,695	626,229
Darden Restaurants, Inc.	25,261	5,227,511
Domino’s Pizza, Inc.	1,800	824,940
DoorDash, Inc., Class A(b)	21,581	5,292,740
Duolingo, Inc.(b)(c)	1,013	301,732
	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc.	118,640	$10,749,971
Expedia Group, Inc.	9,162	1,967,998
Flutter Entertainment PLC (United Kingdom)(b)(c)	16,080	4,939,294
Ford Motor Co.	32,042	377,134
Garmin Ltd.	49,370	11,938,654
General Motors Co.	24,252	1,420,925
Grand Canyon Education, Inc.(b)	12,351	2,489,591
H&R Block, Inc.	14,811	745,734
Hilton Worldwide Holdings, Inc.	29,172	8,053,222
Home Depot, Inc. (The)	16,981	6,907,361
LKQ Corp.	11,274	367,758
Lowe’s Cos., Inc.	22,665	5,848,930
lululemon athletica, inc.(b)	7,469	1,510,232
Marriott International, Inc., Class A	19,066	5,107,019
Mattel, Inc.(b)(c)	17,741	324,660
McDonald’s Corp.	95,951	30,084,477
NIKE, Inc., Class B	6,447	498,804
NVR, Inc.(b)	251	2,037,530
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,899	621,389
On Holding AG, Class A (Switzerland)(b)	11,436	515,535
O’Reilly Automotive, Inc.(b)	197,325	20,458,656
Planet Fitness, Inc., Class A(b)	7,661	802,873
Pool Corp.	1,845	573,260
PulteGroup, Inc.	8,602	1,135,636
Ralph Lauren Corp.	11,540	3,426,572
Restaurant Brands International, Inc. (Canada)(c)	9,288	588,209
Ross Stores, Inc.	31,356	4,614,349
Royal Caribbean Cruises Ltd.(c)	11,597	4,212,262
Service Corp. International	4,236	335,703
SharkNinja, Inc.(b)(c)	6,870	803,515
Starbucks Corp.	65,002	5,732,526
Tapestry, Inc.	14,087	1,434,338
Tesla, Inc.(b)	84,381	28,172,285
Texas Roadhouse, Inc.	12,138	2,094,412
TJX Cos., Inc. (The)	271,664	37,112,019
Tractor Supply Co.	24,440	1,509,414
Ulta Beauty, Inc.(b)	4,692	2,311,889
Williams-Sonoma, Inc.	12,730	2,395,659
Wyndham Hotels & Resorts, Inc.	4,876	422,310
Yum! Brands, Inc.	32,104	4,718,325
		497,811,920
Consumer Staples-10.89%
Albertson’s Cos., Inc., Class A(c)	22,469	437,247
Altria Group, Inc.	592,929	39,850,758
BellRing Brands, Inc.(b)	14,949	613,656
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	24,202	2,364,051
Casey’s General Stores, Inc.	1,793	886,674
Church & Dwight Co., Inc.	8,225	766,241
Clorox Co. (The)	3,950	466,890
Coca-Cola Co. (The)	442,643	30,537,941
Coca-Cola Consolidated, Inc.	3,597	421,712
Colgate-Palmolive Co.	67,148	5,645,132
Constellation Brands, Inc., Class A	1,523	246,635
Costco Wholesale Corp.	133,240	125,687,957
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
General Mills, Inc.	9,113	$449,544
Hershey Co. (The)(c)	4,862	893,393
Hormel Foods Corp.	15,210	386,942
Ingredion, Inc.	13,682	1,772,366
Kellanova	44,870	3,567,165
Kenvue, Inc.	318,063	6,587,085
Keurig Dr Pepper, Inc.	40,638	1,182,159
Kimberly-Clark Corp.	29,715	3,837,395
Kraft Heinz Co. (The)	9,978	279,085
Kroger Co. (The)	60,545	4,107,373
Maplebear, Inc.(b)(c)	36,693	1,591,375
McCormick & Co., Inc.	14,291	1,005,658
Molson Coors Beverage Co., Class B	10,485	529,388
Mondelez International, Inc., Class A	66,513	4,086,559
Monster Beverage Corp.(b)	284,711	17,768,814
PepsiCo, Inc.	18,960	2,818,404
Philip Morris International, Inc.	651,140	108,825,028
Pilgrim’s Pride Corp.	9,310	413,830
Post Holdings, Inc.(b)(c)	2,189	247,685
Procter & Gamble Co. (The)	207,332	32,559,417
Sprouts Farmers Market, Inc.(b)	39,858	5,601,643
Sysco Corp.	7,262	584,373
Tyson Foods, Inc., Class A	8,157	463,155
US Foods Holding Corp.(b)	34,861	2,705,214
Walmart, Inc.	1,363,199	132,203,039
		542,390,983
Energy-1.00%
Antero Midstream Corp.	23,738	422,299
Baker Hughes Co., Class A	61,574	2,795,460
Cheniere Energy, Inc.	4,611	1,115,032
Chevron Corp.	90,884	14,595,971
ConocoPhillips	5,944	588,278
Coterra Energy, Inc.	24,294	593,745
DT Midstream, Inc.	4,404	458,809
EOG Resources, Inc.	25,743	3,213,241
Exxon Mobil Corp.	110,910	12,675,904
Kinder Morgan, Inc.	102,837	2,774,542
Marathon Petroleum Corp.	5,361	963,425
ONEOK, Inc.	3,721	284,210
Phillips 66	2,983	398,469
Schlumberger N.V.	8,483	312,514
Targa Resources Corp.	8,895	1,492,225
TechnipFMC PLC (United Kingdom)	33,375	1,226,865
Texas Pacific Land Corp.	2,627	2,452,252
Valero Energy Corp.	2,421	368,016
Williams Cos., Inc. (The)	57,076	3,303,559
		50,034,816
Financials-16.69%
Affiliated Managers Group, Inc.	1,771	398,156
Aflac, Inc.	33,962	3,629,179
Allstate Corp. (The)	22,400	4,557,280
American Express Co.	47,340	15,682,795
American International Group, Inc.	5,559	452,058
Ameriprise Financial, Inc.	1,954	1,005,939
Aon PLC, Class A	31,198	11,449,666
Apollo Global Management, Inc.	5,675	773,105
Arch Capital Group Ltd.	15,654	1,432,811
Ares Management Corp., Class A	4,261	763,571
Arthur J. Gallagher & Co.	12,153	3,679,321
	Shares	Value
Financials-(continued)
Assurant, Inc.	1,281	$276,196
AXIS Capital Holdings Ltd.	5,588	550,865
Bank of America Corp.	66,132	3,355,538
Bank of New York Mellon Corp. (The)	19,211	2,028,682
Berkshire Hathaway, Inc., Class B(b)	352,182	177,140,502
BlackRock, Inc.	15,363	17,316,252
Blackstone, Inc., Class A	76,591	13,127,697
Brookfield Asset Management Ltd., Class A (Canada)(c)	227,065	13,660,230
Brown & Brown, Inc.	33,517	3,249,473
Capital One Financial Corp.	51,844	11,779,994
Carlyle Group, Inc. (The)(c)	12,462	804,547
Cboe Global Markets, Inc.	31,029	7,321,292
Charles Schwab Corp. (The)	25,081	2,403,763
Chubb Ltd.	15,234	4,190,416
Cincinnati Financial Corp.	24,735	3,799,296
Citigroup, Inc.	22,770	2,198,899
CME Group, Inc., Class A	23,164	6,173,438
Corpay, Inc.(b)	7,892	2,570,188
Evercore, Inc., Class A	6,691	2,151,491
FactSet Research Systems, Inc.	8,537	3,187,033
Fidelity National Information Services, Inc.	35,851	2,502,758
Fiserv, Inc.(b)	40,671	5,619,919
Freedom Holding Corp. (Kazakhstan)(b)(c)	3,172	542,158
Globe Life, Inc.	6,008	840,820
Goldman Sachs Group, Inc. (The)	5,953	4,436,473
Hamilton Lane, Inc., Class A(c)	16,832	2,597,851
Hanover Insurance Group, Inc. (The)	1,939	336,378
Hartford Insurance Group, Inc. (The)	19,301	2,553,715
Houlihan Lokey, Inc.	21,450	4,273,912
Huntington Bancshares, Inc.	20,397	363,271
Interactive Brokers Group, Inc., Class A	6,955	432,879
Intercontinental Exchange, Inc.	19,196	3,390,014
Jack Henry & Associates, Inc.	12,386	2,022,138
Janus Henderson Group PLC	9,295	411,954
JPMorgan Chase & Co.	85,866	25,881,730
Kinsale Capital Group, Inc.	2,543	1,163,295
KKR & Co., Inc., Class A	5,571	777,099
Lazard, Inc.(c)	12,449	711,585
Loews Corp.	3,121	302,113
LPL Financial Holdings, Inc.	18,978	6,917,101
M&T Bank Corp.	2,636	531,576
Markel Group, Inc.(b)	878	1,720,055
MarketAxess Holdings, Inc.	5,990	1,101,202
Marsh & McLennan Cos., Inc.	62,246	12,810,849
Mastercard, Inc., Class A	231,156	137,604,855
MetLife, Inc.	4,803	390,772
MGIC Investment Corp.	63,969	1,780,257
Moody’s Corp.	42,639	21,735,657
Morgan Stanley	23,694	3,565,473
Morningstar, Inc.(c)	3,072	806,154
Mr. Cooper Group, Inc.(b)	5,288	996,947
MSCI, Inc.	19,883	11,287,977
Nasdaq, Inc.	32,464	3,075,639
Northern Trust Corp.	4,063	533,391
Old Republic International Corp.	12,942	517,292
PayPal Holdings, Inc.(b)	82,003	5,755,791
PNC Financial Services Group, Inc. (The)	4,879	1,012,100
Progressive Corp. (The)	186,779	46,145,620
Raymond James Financial, Inc.	6,191	1,049,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Regions Financial Corp.	11,463	$313,972
RenaissanceRe Holdings Ltd. (Bermuda)	1,493	362,784
RLI Corp.	6,700	453,791
Robinhood Markets, Inc., Class A(b)	9,817	1,021,262
S&P Global, Inc.	40,524	22,224,982
SEI Investments Co.	40,721	3,594,850
State Street Corp.	4,946	568,642
Synchrony Financial	48,202	3,679,741
T. Rowe Price Group, Inc.	9,188	988,812
Toast, Inc., Class A(b)(c)	12,231	551,618
Tradeweb Markets, Inc., Class A	31,162	3,844,144
Travelers Cos., Inc. (The)	16,828	4,568,970
Truist Financial Corp.	7,602	355,926
U.S. Bancorp	15,537	758,672
Unum Group	9,711	678,410
Visa, Inc., Class A	400,015	140,717,277
W.R. Berkley Corp.	33,230	2,382,259
Wells Fargo & Co.	53,763	4,418,243
		831,091,801
Health Care-8.11%
Abbott Laboratories	466,657	61,906,718
AbbVie, Inc.	109,938	23,130,955
Agilent Technologies, Inc.	4,806	603,922
Alnylam Pharmaceuticals, Inc.(b)	1,394	622,435
Amgen, Inc.	12,875	3,704,266
Boston Scientific Corp.(b)	164,550	17,360,025
Bristol-Myers Squibb Co.	191,244	9,022,892
Cardinal Health, Inc.	107,335	15,969,301
Cencora, Inc.	50,091	14,607,036
Centene Corp.(b)	6,618	192,187
Chemed Corp.	2,407	1,102,286
Cigna Group (The)	15,216	4,578,038
Corcept Therapeutics, Inc.(b)(c)	5,995	417,971
CVS Health Corp.	38,590	2,822,858
Danaher Corp.	6,169	1,269,704
Doximity, Inc., Class A(b)	6,741	457,984
Edwards Lifesciences Corp.(b)	12,035	978,927
Eli Lilly and Co.	17,450	12,783,521
Encompass Health Corp.	14,399	1,753,222
Exelixis, Inc.(b)	117,213	4,386,110
GE HealthCare Technologies, Inc.	5,910	435,744
Gilead Sciences, Inc.	397,439	44,898,684
Globus Medical, Inc., Class A(b)	5,542	339,558
HCA Healthcare, Inc.	14,371	5,805,309
Henry Schein, Inc.(b)(c)	7,291	507,308
IDEXX Laboratories, Inc.(b)	9,765	6,318,834
Incyte Corp.(b)	17,923	1,516,465
Insulet Corp.(b)	9,336	3,173,120
Intuitive Surgical, Inc.(b)	68,113	32,237,542
Johnson & Johnson	235,791	41,775,091
Labcorp Holdings, Inc.	7,358	2,045,450
Masimo Corp.(b)(c)	2,917	407,534
McKesson Corp.	33,359	22,905,624
Medtronic PLC	82,806	7,685,225
Merck & Co., Inc.	6,157	517,927
Mettler-Toledo International, Inc.(b)	424	551,641
Molina Healthcare, Inc.(b)	3,784	684,261
Natera, Inc.(b)	8,664	1,457,718
Neurocrine Biosciences, Inc.(b)	3,909	545,696
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)(c)	9,935	$2,708,678
Pfizer, Inc.	78,066	1,932,914
QIAGEN N.V.	10,389	483,088
Quest Diagnostics, Inc.	6,690	1,215,172
ResMed, Inc.	35,228	9,670,438
Royalty Pharma PLC, Class A	41,175	1,481,476
Solventum Corp.(b)	23,409	1,710,964
STERIS PLC	13,527	3,314,927
Stryker Corp.	29,253	11,449,917
Tenet Healthcare Corp.(b)	2,644	487,369
Thermo Fisher Scientific, Inc.	1,372	676,012
United Therapeutics Corp.(b)(c)	3,202	975,842
UnitedHealth Group, Inc.	917	284,151
Universal Health Services, Inc., Class B	3,066	556,724
Veeva Systems, Inc., Class A(b)	30,680	8,259,056
Waters Corp.(b)	5,609	1,692,796
Zimmer Biomet Holdings, Inc.	3,356	356,072
Zoetis, Inc.	31,022	4,851,841
		403,586,526
Industrials-10.61%
3M Co.	72,198	11,228,955
A.O. Smith Corp.	3,726	265,627
AAON, Inc.	10,756	892,210
Acuity, Inc.	3,494	1,140,686
AECOM	14,857	1,855,491
Allegion PLC	11,768	1,998,206
Allison Transmission Holdings, Inc.	14,371	1,254,732
AMETEK, Inc.	31,731	5,863,889
Applied Industrial Technologies, Inc.	4,733	1,247,524
Armstrong World Industries, Inc.	8,368	1,638,203
Automatic Data Processing, Inc.	141,507	43,025,203
Axon Enterprise, Inc.(b)	5,195	3,882,172
Broadridge Financial Solutions, Inc.	24,795	6,338,098
BWX Technologies, Inc.	9,394	1,522,204
C.H. Robinson Worldwide, Inc.	9,484	1,220,591
CACI International, Inc., Class A(b)(c)	1,132	543,043
Carlisle Cos., Inc.	3,782	1,459,436
Caterpillar, Inc.	28,650	12,005,496
Cintas Corp.	109,811	23,063,604
Clean Harbors, Inc.(b)	1,924	466,012
CNH Industrial N.V.	19,768	226,344
Comfort Systems USA, Inc.	7,847	5,519,423
Copart, Inc.(b)	161,710	7,893,065
Crane Co.	7,908	1,465,352
CSX Corp.	45,564	1,481,286
Cummins, Inc.	12,147	4,839,851
Curtiss-Wright Corp.	8,681	4,150,820
Deere & Co.	11,712	5,605,832
Delta Air Lines, Inc.	18,685	1,154,359
Donaldson Co., Inc.	10,705	852,867
Dover Corp.	5,707	1,020,754
Eaton Corp. PLC	34,508	12,048,123
EMCOR Group, Inc.	9,820	6,088,400
Emerson Electric Co.	27,883	3,680,556
Equifax, Inc.	7,972	1,963,504
ESAB Corp.	4,497	518,819
ExlService Holdings, Inc.(b)	65,153	2,852,398
Expeditors International of Washington, Inc.	10,797	1,301,470
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Fastenal Co.	437,690	$21,735,685
FedEx Corp.	3,553	820,992
Ferguson Enterprises, Inc.	3,590	829,829
Flowserve Corp.	5,313	285,096
Fortive Corp.	11,090	530,767
FTAI Aviation Ltd.	2,181	335,547
Gates Industrial Corp. PLC(b)(c)	19,047	486,841
GE Vernova, Inc.	56,716	34,765,207
General Dynamics Corp.	12,490	4,053,879
General Electric Co.	82,758	22,775,002
Genpact Ltd.	34,751	1,575,610
Graco, Inc.	22,220	1,897,366
HEICO Corp.(c)	4,708	1,468,990
HEICO Corp., Class A	8,461	2,073,030
Honeywell International, Inc.	19,048	4,181,036
Howmet Aerospace, Inc.	94,163	16,393,778
Hubbell, Inc.	4,916	2,118,747
IDEX Corp.	1,575	259,088
Illinois Tool Works, Inc.	35,373	9,361,464
Ingersoll Rand, Inc.	4,717	374,671
ITT, Inc.	11,778	2,005,204
J.B. Hunt Transport Services, Inc.	4,504	653,035
Jacobs Solutions, Inc.	11,200	1,637,776
Johnson Controls International PLC	43,084	4,605,249
Kirby Corp.(b)(c)	2,308	224,338
L3Harris Technologies, Inc.	6,429	1,784,819
Leidos Holdings, Inc.	6,833	1,236,226
Lennox International, Inc.	3,397	1,895,050
Leonardo DRS, Inc.	10,172	423,766
Lincoln Electric Holdings, Inc.	3,856	935,581
Lockheed Martin Corp.	12,595	5,738,660
Masco Corp.	15,610	1,145,618
MasTec, Inc.(b)	6,076	1,103,948
Middleby Corp. (The)(b)	2,332	319,134
MSC Industrial Direct Co., Inc., Class A(c)	4,956	447,180
Mueller Industries, Inc.	25,164	2,414,234
Norfolk Southern Corp.	9,327	2,611,373
Northrop Grumman Corp.	9,111	5,375,854
Old Dominion Freight Line, Inc.	13,644	2,059,835
Oshkosh Corp.	2,557	356,369
Otis Worldwide Corp.	19,489	1,683,460
PACCAR, Inc.	8,153	815,137
Parker-Hannifin Corp.	17,365	13,186,113
Paychex, Inc.	114,010	15,899,265
Paycom Software, Inc.	11,232	2,551,349
Paylocity Holding Corp.(b)	9,155	1,640,851
Pentair PLC	22,585	2,428,565
Quanta Services, Inc.	11,168	4,221,057
RB Global, Inc. (Canada)(c)	19,055	2,182,560
RBC Bearings, Inc.(b)	1,394	543,604
Republic Services, Inc.	37,680	8,815,990
Rockwell Automation, Inc.	5,174	1,776,907
Rollins, Inc.	67,247	3,802,145
RTX Corp.	136,554	21,657,464
Ryder System, Inc.	3,028	567,811
Simpson Manufacturing Co., Inc.(c)	2,081	397,721
Snap-on, Inc.	14,451	4,700,043
Southwest Airlines Co.	15,467	508,864
SS&C Technologies Holdings, Inc.	9,802	869,045
Trane Technologies PLC	54,478	22,641,057
	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.	6,639	$9,287,164
TransUnion	9,440	834,496
Uber Technologies, Inc.(b)	144,057	13,505,344
Union Pacific Corp.	28,110	6,284,553
United Airlines Holdings, Inc.(b)	18,595	1,952,475
United Parcel Service, Inc., Class B	7,918	692,350
United Rentals, Inc.	2,939	2,810,683
Valmont Industries, Inc.	2,912	1,069,053
Veralto Corp.	10,004	1,062,325
Verisk Analytics, Inc.	29,830	7,998,020
Vertiv Holdings Co., Class A	5,432	692,852
W.W. Grainger, Inc.	10,620	10,763,370
Wabtec Corp.	29,968	5,798,808
Waste Management, Inc.	15,675	3,548,663
Watsco, Inc.(c)	2,452	986,636
Woodward, Inc.	7,037	1,736,872
XPO, Inc.(b)(c)	2,421	314,004
Xylem, Inc.	9,749	1,380,068
		528,477,223
Information Technology-26.23%
Accenture PLC, Class A (Ireland)	53,867	14,003,804
Adobe, Inc.(b)	7,556	2,695,225
Advanced Micro Devices, Inc.(b)	5,002	813,475
Amdocs Ltd.	21,164	1,811,003
Amphenol Corp., Class A	148,251	16,138,604
Analog Devices, Inc.	12,300	3,091,113
Apple, Inc.	1,737,287	403,293,804
Applied Materials, Inc.	4,580	736,281
AppLovin Corp., Class A(b)	2,373	1,135,694
Arista Networks, Inc.(b)	100,305	13,696,648
Atlassian Corp., Class A(b)	3,873	688,542
Autodesk, Inc.(b)	20,992	6,606,182
Broadcom, Inc.	19,186	5,705,724
Cadence Design Systems, Inc.(b)	5,527	1,936,827
Ciena Corp.(b)	9,874	927,860
Cisco Systems, Inc.	425,877	29,423,842
Cognizant Technology Solutions Corp., Class A	75,470	5,452,707
Corning, Inc.	44,734	2,998,520
CrowdStrike Holdings, Inc., Class A(b)	6,630	2,809,131
Datadog, Inc., Class A(b)	2,141	292,632
DocuSign, Inc.(b)	9,424	722,444
Dropbox, Inc., Class A(b)	34,600	1,005,476
Dynatrace, Inc.(b)	26,060	1,318,636
F5, Inc.(b)	20,468	6,409,349
Fair Isaac Corp.(b)	8,479	12,901,986
Flex Ltd.(b)	26,473	1,419,482
Fortinet, Inc.(b)	157,414	12,399,501
Gartner, Inc.(b)	3,908	981,650
Gen Digital, Inc.	16,136	487,307
GoDaddy, Inc., Class A(b)	16,645	2,468,620
Guidewire Software, Inc.(b)	8,445	1,832,734
HubSpot, Inc.(b)	1,518	733,452
International Business Machines Corp.	73,394	17,870,705
Intuit, Inc.	23,812	15,882,604
Jabil, Inc.	10,725	2,196,802
Keysight Technologies, Inc.(b)	7,422	1,212,977
KLA Corp.	2,626	2,289,872
Lam Research Corp.	15,287	1,530,993
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Manhattan Associates, Inc.(b)	1,373	$295,799
Micron Technology, Inc.	2,572	306,094
Microsoft Corp.	643,624	326,117,844
Monolithic Power Systems, Inc.	688	575,003
Motorola Solutions, Inc.	17,349	8,196,708
NetApp, Inc.	2,716	306,338
Nutanix, Inc., Class A(b)	37,832	2,542,689
NVIDIA Corp.	1,346,681	234,564,897
Okta, Inc.(b)(c)	5,374	498,546
Oracle Corp.	46,622	10,542,633
Palantir Technologies, Inc., Class A(b)	13,996	2,193,313
Palo Alto Networks, Inc.(b)	54,257	10,337,044
Procore Technologies, Inc.(b)(c)	4,617	320,928
PTC, Inc.(b)	2,132	455,182
QUALCOMM, Inc.	7,919	1,272,821
Ralliant Corp.(b)	3,753	156,913
Roper Technologies, Inc.	2,651	1,395,248
Salesforce, Inc.	122,152	31,301,450
ServiceNow, Inc.(b)	38,966	35,749,746
Snowflake, Inc., Class A(b)	7,468	1,782,313
Synopsys, Inc.(b)	6,783	4,093,676
Teledyne Technologies, Inc.(b)	6,361	3,423,299
Texas Instruments, Inc.	30,320	6,139,194
Trimble, Inc.(b)	26,768	2,163,390
Twilio, Inc., Class A(b)(c)	8,248	871,071
Tyler Technologies, Inc.(b)	7,087	3,989,131
Ubiquiti, Inc.	864	456,304
VeriSign, Inc.	40,608	11,101,009
Workday, Inc., Class A(b)	19,334	4,462,674
Zebra Technologies Corp., Class A(b)	1,867	592,007
Zoom Communications, Inc., Class A(b)	18,368	1,495,523
Zscaler, Inc.(b)	1,820	504,231
		1,306,125,226
Materials-1.69%
Air Products and Chemicals, Inc.	6,271	1,844,364
Amcor PLC	48,616	419,556
AngloGold Ashanti PLC (United Kingdom)	9,624	545,296
AptarGroup, Inc.	6,601	919,321
ATI, Inc.(b)	4,406	341,641
Carpenter Technology Corp.	3,925	945,454
CF Industries Holdings, Inc.	22,777	1,973,172
Corteva, Inc.	168,039	12,466,813
CRH PLC	30,970	3,498,061
Crown Holdings, Inc.	7,268	722,294
DuPont de Nemours, Inc.	4,950	380,754
Eagle Materials, Inc.	1,852	427,627
Ecolab, Inc.	18,405	5,098,921
Freeport-McMoRan, Inc.	8,859	393,340
International Paper Co.	26,872	1,335,001
Linde PLC	39,488	18,886,716
Louisiana-Pacific Corp.	6,055	575,891
Martin Marietta Materials, Inc.	1,018	627,495
Mosaic Co. (The)	8,968	299,531
Newmont Corp.	162,979	12,125,638
Packaging Corp. of America	7,361	1,604,404
PPG Industries, Inc.	3,667	407,880
Reliance, Inc.	6,475	1,914,398
Royal Gold, Inc.	22,846	4,102,685
RPM International, Inc.(c)	9,776	1,225,031
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	25,268	$9,243,792
Southern Copper Corp. (Mexico)(c)	2,867	275,490
Steel Dynamics, Inc.	4,522	592,020
Vulcan Materials Co.	2,944	857,175
		84,049,761
Real Estate-1.05%
Agree Realty Corp.	4,068	295,906
American Homes 4 Rent, Class A	9,200	329,544
American Tower Corp.	16,199	3,302,166
AvalonBay Communities, Inc.	6,850	1,341,573
Brixmor Property Group, Inc.	15,734	440,395
CBRE Group, Inc., Class A(b)	26,443	4,286,939
CoStar Group, Inc.(b)	3,616	323,596
CubeSmart	11,204	458,468
Digital Realty Trust, Inc.	4,815	807,187
EastGroup Properties, Inc.(c)	2,457	416,609
Equinix, Inc.	2,541	1,997,709
Equity LifeStyle Properties, Inc.(c)	12,606	760,016
Equity Residential	20,125	1,330,665
Essex Property Trust, Inc.	3,958	1,069,491
Extra Space Storage, Inc.	2,939	421,982
First Industrial Realty Trust, Inc.	8,934	469,928
Gaming and Leisure Properties, Inc.	24,082	1,156,177
Invitation Homes, Inc.	7,629	238,711
Iron Mountain, Inc.	3,146	290,470
Jones Lang LaSalle, Inc.(b)	1,071	327,265
Kimco Realty Corp.	12,831	288,569
Lamar Advertising Co., Class A(c)	4,336	551,756
Mid-America Apartment Communities, Inc.	8,498	1,239,178
NNN REIT, Inc.	6,688	286,982
Omega Healthcare Investors, Inc.	17,698	753,404
Prologis, Inc.	25,334	2,882,503
Public Storage	25,529	7,520,588
Realty Income Corp.	11,684	686,552
Regency Centers Corp.	7,853	569,343
SBA Communications Corp., Class A	15,095	3,092,211
Simon Property Group, Inc.	36,731	6,635,822
Ventas, Inc.	5,500	374,440
VICI Properties, Inc.	110,107	3,719,414
W.P. Carey, Inc.	6,452	432,929
Welltower, Inc.	18,175	3,058,489
		52,156,977
Utilities-1.83%
Alliant Energy Corp.	21,220	1,380,785
Ameren Corp.	31,379	3,130,997
American Electric Power Co., Inc.	41,585	4,616,767
American Water Works Co., Inc.	10,281	1,475,426
Atmos Energy Corp.(c)	19,153	3,181,888
CenterPoint Energy, Inc.	39,822	1,501,688
CMS Energy Corp.	22,702	1,624,782
Consolidated Edison, Inc.	25,033	2,458,992
Constellation Energy Corp.	3,965	1,221,141
Dominion Energy, Inc.	47,974	2,873,643
DTE Energy Co.	17,148	2,343,274
Duke Energy Corp.	59,307	7,264,514
Entergy Corp.	60,224	5,305,132
Essential Utilities, Inc.	10,876	429,711
Evergy, Inc.	22,908	1,632,424
Eversource Energy	15,969	1,023,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Shares	Value
Utilities-(continued)
Exelon Corp.	91,568	$3,999,690
FirstEnergy Corp.	21,680	945,682
IDACORP, Inc.(c)	4,869	609,112
National Fuel Gas Co.	17,965	1,558,284
NextEra Energy, Inc.	72,966	5,257,200
NiSource, Inc.	33,211	1,403,829
NRG Energy, Inc.	40,831	5,943,360
OGE Energy Corp.	22,347	998,017
PG&E Corp.	49,354	754,129
Pinnacle West Capital Corp.	10,709	956,956
PPL Corp.	67,953	2,478,246
Public Service Enterprise Group, Inc.	21,318	1,755,111
Sempra	18,704	1,544,202
Southern Co. (The)	78,439	7,239,920
Talen Energy Corp.(b)(c)	4,134	1,566,455
UGI Corp.(c)	14,469	501,206
Vistra Corp.	22,807	4,313,032
WEC Energy Group, Inc.	36,959	3,936,503
Xcel Energy, Inc.	55,564	4,022,278
		91,247,510
Total Common Stocks & Other Equity Interests (Cost $4,363,027,593)		4,976,763,499
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $282,600)	282,600	282,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $4,363,310,193)		4,977,046,099
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.00%
Invesco Private Government Fund, 4.28%(e)(f)(g)	13,790,373	$13,790,373
Invesco Private Prime Fund, 4.46%(e)(f)(g)	35,819,615	35,830,361
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,618,429)		49,620,734
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $4,412,928,622)		5,026,666,833
OTHER ASSETS LESS LIABILITIES-(0.95)%		(47,165,342)
NET ASSETS-100.00%		$4,979,501,491

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,893,789	$72,573,389	$(75,184,578)	$-	$-	$282,600	$67,806
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,826,081	$192,730,840	$(193,766,548)	$-	$-	$13,790,373	$371,498 *
Invesco Private Prime Fund	39,995,309	382,278,070	(386,441,532)	(180)	(1,306)	35,830,361	1,027,384 *
Total	$57,715,179	$647,582,299	$(655,392,658)	$(180)	$(1,306)	$49,903,334	$1,466,688

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.45%
Altice USA, Inc., Class A(b)	15,519	$36,315
Angi, Inc.(b)(c)	1,470	26,048
Anterix, Inc.(b)	1,339	31,788
Atlanta Braves Holdings, Inc., Class A(b)(c)	507	24,085
Atlanta Braves Holdings, Inc., Series C(b)(c)	3,260	146,635
Bandwidth, Inc., Class A(b)	1,559	23,385
Boston Omaha Corp., Class A(b)(c)	2,242	29,908
CarGurus, Inc.(b)(c)	13,934	482,116
Cars.com, Inc.(b)	1,497	19,536
Cinemark Holdings, Inc.	12,848	331,478
Cogent Communications Holdings, Inc.(c)	4,036	154,296
CuriosityStream, Inc.	4,228	19,364
EchoStar Corp., Class A(b)(c)	12,655	781,952
EverQuote, Inc., Class A(b)	3,235	75,214
fuboTV, Inc.(b)(c)	21,388	75,500
Gambling.com Group Ltd. (Malta)(b)(c)	2,888	25,212
Gannett Co., Inc.(b)(c)	5,267	21,647
Globalstar, Inc.(b)(c)	3,017	90,299
Gogo, Inc.(b)(c)	1,885	20,697
Gray Media, Inc.	4,035	24,735
Grindr, Inc. (Singapore), (Acquired 07/05/2024 - 08/20/2025; Cost $121,416)(b)(d)	7,251	113,406
IDT Corp., Class B	3,001	192,274
iHeartMedia, Inc., Class A(b)(c)	9,415	20,054
IMAX Corp.(b)(c)	5,507	157,280
Integral Ad Science Holding Corp.(b)(c)	4,863	43,718
John Wiley & Sons, Inc., Class A(c)	4,267	173,155
Liberty Latin America Ltd., Class C(b)	2,843	23,426
Lionsgate Studios Corp.(b)	8,157	52,450
Lumen Technologies, Inc.(b)(c)	82,387	409,463
Madison Square Garden Entertainment Corp.(b)(c)	3,815	155,309
Magnite, Inc.(b)(c)	9,554	247,926
Marcus Corp. (The)	3,827	59,089
MediaAlpha, Inc., Class A(b)	1,297	13,709
National CineMedia, Inc.	3,049	13,385
Nextdoor Holdings, Inc.(b)	8,327	17,070
Nexxen International Ltd. (Israel)(b)	8,112	81,363
PubMatic, Inc., Class A(b)(c)	1,251	10,846
QuinStreet, Inc.(b)	4,101	64,304
Rumble, Inc.(b)(c)	16,343	119,141
Scholastic Corp.	647	16,602
Shenandoah Telecommunications Co.(c)	885	11,726
Sinclair, Inc.	3,974	57,504
Sphere Entertainment Co.(b)(c)	3,225	146,125
Spok Holdings, Inc.(c)	3,490	63,378
Stagwell, Inc.(b)(c)	4,262	24,038
Starz Entertainment Corp.(b)	1,161	14,826
TEGNA, Inc.	19,070	404,284
Telephone and Data Systems, Inc.	12,111	485,530
Thryv Holdings, Inc.(b)(c)	1,241	15,959
Travelzoo(b)(c)	1,455	14,274
TripAdvisor, Inc.(b)(c)	5,166	89,992
Vimeo, Inc.(b)	20,238	85,000
VTEX, Class A (Brazil)(b)(c)	5,016	20,465
	Shares	Value
Communication Services-(continued)
WEBTOON Entertainment, Inc. (South Korea)(b)(c)	2,055	$29,736
Yelp, Inc.(b)	7,982	252,391
Ziff Davis, Inc.(b)	989	37,790
		6,177,198
Consumer Discretionary-10.15%
Abercrombie & Fitch Co., Class A(b)	932	87,170
Academy Sports & Outdoors, Inc.(c)	3,832	205,204
Accel Entertainment, Inc.(b)	3,448	39,962
Acushnet Holdings Corp.	3,186	244,207
Adient PLC(b)	1,702	42,210
Adtalem Global Education, Inc.(b)	7,872	1,030,838
Advance Auto Parts, Inc.(c)	990	60,380
American Axle & Manufacturing Holdings, Inc.(b)(c)	3,453	20,096
American Eagle Outfitters, Inc.(c)	5,553	71,856
American Outdoor Brands, Inc.(b)(c)	2,343	24,461
American Public Education, Inc.(b)(c)	2,698	81,426
America’s Car-Mart, Inc.(b)(c)	263	11,785
Asbury Automotive Group, Inc.(b)(c)	1,656	416,550
Bassett Furniture Industries, Inc.	892	15,003
Beazer Homes USA, Inc.(b)(c)	781	19,650
Biglari Holdings, Inc., Class B(b)(c)	75	23,315
BJ’s Restaurants, Inc.(b)	3,287	110,312
Boot Barn Holdings, Inc.(b)(c)	3,876	689,036
Brightstar Lottery PLC(c)	3,278	54,546
Brinker International, Inc.(b)	8,398	1,309,920
Buckle, Inc. (The)(c)	4,717	266,935
Build-A-Bear Workshop, Inc.(c)	2,175	132,262
Camping World Holdings, Inc., Class A(c)	2,604	45,596
Capri Holdings Ltd.(b)(c)	2,997	61,708
Carriage Services, Inc.	1,922	84,145
Carter’s, Inc.(c)	1,053	30,074
Cavco Industries, Inc.(b)	1,628	863,638
Century Communities, Inc.	891	58,699
Champion Homes, Inc.(b)	8,999	679,065
Cheesecake Factory, Inc. (The)(c)	6,359	390,824
Cooper-Standard Holdings, Inc.(b)	1,294	47,645
Coursera, Inc.(b)	24,184	278,116
Cracker Barrel Old Country Store, Inc.(c)	2,793	167,077
Cricut, Inc., Class A(c)	5,766	32,866
Dana, Inc.	14,563	293,590
Dave & Buster’s Entertainment, Inc.(b)(c)	429	11,012
Dorman Products, Inc.(b)	3,964	641,336
Dream Finders Homes, Inc., Class A(b)(c)	654	18,175
El Pollo Loco Holdings, Inc.(b)(c)	1,682	17,880
Ermenegildo Zegna N.V. (Italy)	2,485	20,973
Escalade, Inc.(c)	1,548	19,505
Ethan Allen Interiors, Inc.	2,217	65,424
EVgo, Inc.(b)(c)	19,592	75,821
Figs, Inc., Class A(b)(c)	6,205	43,745
First Watch Restaurant Group, Inc.(b)(c)	2,641	49,756
Flexsteel Industries, Inc.	409	18,969
Foot Locker, Inc.(b)(c)	5,229	129,156
Fox Factory Holding Corp.(b)	706	20,425
Frontdoor, Inc.(b)	3,228	196,101
Garrett Motion, Inc. (Switzerland)	12,112	157,335
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Consumer Discretionary-(continued)
Genesco, Inc.(b)(c)	748	$23,921
Genius Sports Ltd. (United Kingdom)(b)	44,618	570,664
Gentherm, Inc.(b)	768	28,239
GigaCloud Technology, Inc., Class A (Hong Kong)(b)(c)	722	19,111
G-III Apparel Group Ltd.(b)(c)	3,619	97,713
Global Business Travel Group, Inc.(b)(c)	6,173	51,483
Golden Entertainment, Inc.(c)	940	23,378
Goodyear Tire & Rubber Co. (The)(b)	11,250	95,400
Graham Holdings Co., Class B	438	475,690
Green Brick Partners, Inc.(b)(c)	2,148	150,016
Group 1 Automotive, Inc.	627	291,417
Groupon, Inc.(b)(c)	1,371	35,783
Hamilton Beach Brands Holding Co., Class A	717	10,569
Hanesbrands, Inc.(b)	20,151	127,153
Haverty Furniture Cos., Inc.	756	17,048
Hilton Grand Vacations, Inc.(b)(c)	3,726	177,060
Installed Building Products, Inc.	1,411	369,428
KB Home	3,152	200,310
KinderCare Learning Cos., Inc.(b)(c)	1,870	13,445
Kontoor Brands, Inc.	6,109	471,920
Kura Sushi USA, Inc., Class A(b)(c)	330	27,986
Latham Group, Inc.(b)(c)	3,945	31,678
Laureate Education, Inc., Class A(b)	32,029	880,157
La-Z-Boy, Inc.	4,311	159,378
LCI Industries	1,836	193,551
Legacy Housing Corp.(b)(c)	874	24,424
Leggett & Platt, Inc.	7,585	72,892
LGI Homes, Inc.(b)(c)	343	21,235
Life Time Group Holdings, Inc.(b)	18,960	529,363
Lincoln Educational Services Corp.(b)(c)	5,739	107,951
Lindblad Expeditions Holdings, Inc.(b)(c)	4,027	58,714
Lovesac Co. (The)(b)(c)	599	11,459
M/I Homes, Inc.(b)	1,512	222,657
Malibu Boats, Inc., Class A(b)(c)	677	22,476
Marriott Vacations Worldwide Corp.(c)	1,395	109,019
Meritage Homes Corp.	2,066	160,508
Mister Car Wash, Inc.(b)(c)	7,626	43,544
Modine Manufacturing Co.(b)	4,928	670,849
Monarch Casino & Resort, Inc.	2,107	219,823
Monro, Inc.	813	13,480
Motorcar Parts of America, Inc.(b)	2,208	32,899
Nathan’s Famous, Inc.	683	71,510
National Vision Holdings, Inc.(b)	8,354	191,641
OneSpaWorld Holdings Ltd. (Bahamas)(c)	15,149	341,913
Oxford Industries, Inc.(c)	322	14,184
Papa John’s International, Inc.(c)	1,318	64,200
Patrick Industries, Inc.	2,535	283,540
Peloton Interactive, Inc., Class A(b)(c)	41,351	314,268
Perdoceo Education Corp.	10,510	344,097
PHINIA, Inc.	4,136	241,873
Polaris, Inc.	381	21,557
Portillo’s, Inc., Class A(b)(c)	6,221	44,045
Potbelly Corp.(b)(c)	3,947	51,074
RCI Hospitality Holdings, Inc.(c)	606	22,549
RealReal, Inc. (The)(b)(c)	8,671	66,160
Red Rock Resorts, Inc., Class A	2,904	179,670
Revolve Group, Inc.(b)(c)	5,701	127,531
Rush Street Interactive, Inc.(b)(c)	14,901	332,292
Sabre Corp.(b)	20,870	37,357
	Shares	Value
Consumer Discretionary-(continued)
Sally Beauty Holdings, Inc.(b)	4,760	$65,974
Shake Shack, Inc., Class A(b)	6,016	637,696
Signet Jewelers Ltd.(c)	1,884	165,886
Smith & Wesson Brands, Inc.(c)	2,212	18,072
Sonic Automotive, Inc., Class A	570	46,848
Sonos, Inc.(b)	5,889	81,975
Standard Motor Products, Inc.	771	29,922
Steven Madden Ltd.	3,016	87,585
Stitch Fix, Inc., Class A(b)(c)	6,414	33,930
Strategic Education, Inc.	1,879	152,857
Strattec Security Corp.(b)	756	49,798
Stride, Inc.(b)(c)	8,502	1,387,441
Sturm, Ruger & Co., Inc.	1,538	53,322
Super Group (SGHC) Ltd. (Guernsey)	42,703	496,636
Sweetgreen, Inc., Class A(b)(c)	2,348	21,367
Taylor Morrison Home Corp., Class A(b)	6,723	452,928
ThredUp, Inc., Class A(b)(c)	6,788	73,446
Tile Shop Holdings, Inc.(b)(c)	1,954	12,134
Topgolf Callaway Brands Corp.(b)(c)	2,378	22,734
Tri Pointe Homes, Inc.(b)	7,393	261,195
Udemy, Inc.(b)	8,395	57,590
United Parks & Resorts, Inc.(b)(c)	1,936	101,795
Universal Technical Institute, Inc.(b)(c)	10,247	272,468
Upbound Group, Inc.	2,866	72,825
Urban Outfitters, Inc.(b)(c)	9,424	632,162
Victoria’s Secret & Co.(b)(c)	6,706	154,372
Visteon Corp.	1,655	205,154
Warby Parker, Inc., Class A(b)(c)	10,703	280,419
Weyco Group, Inc.	816	24,725
Winmark Corp.(c)	576	267,172
Winnebago Industries, Inc.	587	21,120
Wolverine World Wide, Inc.	7,292	232,906
XPEL, Inc.(b)(c)(e)	2,148	79,820
		25,643,306
Consumer Staples-2.18%
Alico, Inc.(c)	453	15,329
Calavo Growers, Inc.(c)	1,715	46,905
Cal-Maine Foods, Inc.(c)	3,666	423,936
Central Garden & Pet Co.(b)(c)	534	19,454
Central Garden & Pet Co., Class A(b)	3,138	103,648
Chefs’ Warehouse, Inc. (The)(b)	5,167	326,244
Dole PLC	8,144	119,880
Edgewell Personal Care Co.	1,578	37,904
Energizer Holdings, Inc.(c)	3,040	83,782
Fresh Del Monte Produce, Inc.	5,871	213,000
Grocery Outlet Holding Corp.(b)(c)	2,896	52,447
Herbalife Ltd.(b)	3,468	33,917
HF Foods Group, Inc.(b)	4,429	14,527
Honest Co., Inc. (The)(b)(c)	8,777	34,757
Ingles Markets, Inc., Class A	688	46,571
Interparfums, Inc.(c)	2,627	301,947
J&J Snack Foods Corp.	762	85,016
John B. Sanfilippo & Son, Inc.	241	15,641
Lifevantage Corp.(c)	2,732	35,789
Lifeway Foods, Inc.(b)	1,051	32,024
Limoneira Co.(c)	980	15,445
Mama’s Creations, Inc.(b)(c)	4,506	35,958
Marzetti Co. (The)	1,728	315,533
Mission Produce, Inc.(b)(c)	6,033	75,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
National Beverage Corp.(b)(c)	1,214	$51,049
Natural Grocers by Vitamin Cottage, Inc.	3,395	130,538
Nature’s Sunshine Products, Inc.(b)	1,576	26,556
Nu Skin Enterprises, Inc., Class A	1,620	19,715
Oil-Dri Corp.of America	1,336	79,332
PriceSmart, Inc.	4,708	504,980
Seneca Foods Corp., Class A(b)	325	36,790
Simply Good Foods Co. (The)(b)	6,968	199,494
Spectrum Brands Holdings, Inc.	1,365	77,791
SunOpta, Inc. (Canada)(b)	8,329	52,223
Tootsie Roll Industries, Inc.(c)	2,503	100,646
TreeHouse Foods, Inc.(b)(c)	1,370	25,126
Turning Point Brands, Inc.	2,500	248,750
United Natural Foods, Inc.(b)(c)	8,402	237,608
Universal Corp.	3,146	176,019
Utz Brands, Inc.(c)	2,557	34,315
Village Super Market, Inc., Class A(c)	1,657	60,116
Vita Coco Co., Inc. (The)(b)(c)	3,956	141,387
Vital Farms, Inc.(b)(c)	2,569	131,250
WD-40 Co.	2,004	432,944
Weis Markets, Inc.(c)	2,151	154,119
WK Kellogg Co.	3,418	78,341
Zevia PBC, Class A(b)	6,429	18,001
		5,502,217
Energy-2.43%
Archrock, Inc.	11,373	281,595
Aris Water Solutions, Inc., Class A	4,483	108,802
Atlas Energy Solutions, Inc.(c)	2,558	29,954
BKV Corp. (Thailand)(b)	1,319	30,746
Bristow Group, Inc.(b)	1,549	59,652
Cactus, Inc., Class A	4,684	196,494
California Resources Corp.	758	37,657
Calumet, Inc.(b)(c)	2,020	32,926
Centrus Energy Corp., Class A(b)(c)	2,417	487,581
CNX Resources Corp.(b)	15,405	449,826
Comstock Resources, Inc.(b)	7,269	117,249
Core Laboratories, Inc.(c)	1,100	12,661
Core Natural Resources, Inc.	2,103	156,169
Crescent Energy Co., Class A	5,196	49,570
CVR Energy, Inc.	1,021	31,130
DHT Holdings, Inc.	14,157	165,920
Diversified Energy Co. PLC(e)	3,023	49,789
Dorian LPG Ltd.	894	28,590
Energy Fuels, Inc.(b)	5,481	63,360
Epsilon Energy Ltd.	2,864	16,783
Excelerate Energy, Inc., Class A	2,771	67,668
Expro Group Holdings N.V.(b)(c)	1,240	15,463
FLEX LNG Ltd. (Norway)(b)(c)	2,036	55,481
Forum Energy Technologies, Inc.(b)	661	17,483
Golar LNG Ltd. (Cameroon)	9,419	412,741
Granite Ridge Resources, Inc.	4,693	26,093
Gulfport Energy Corp.(b)	2,284	397,485
Hallador Energy Co.(b)(c)	5,362	87,454
Helix Energy Solutions Group, Inc.(b)	3,948	26,017
Helmerich & Payne, Inc.	1,236	25,820
Infinity Natural Resources, Inc., Class A(b)	1,472	21,933
Innovex International, Inc.(b)(c)	2,672	46,119
International Seaways, Inc.	1,817	82,528
Kinetik Holdings, Inc., Class A(c)	1,489	62,285
	Shares	Value
Energy-(continued)
Kodiak Gas Services, Inc.(c)	4,879	$174,619
Kolibri Global Energy, Inc. (Canada)(b)	4,818	27,174
Liberty Energy, Inc., Class A	3,228	36,315
Lightbridge Corp.(b)(c)	1,610	24,359
Magnolia Oil & Gas Corp., Class A(c)	14,342	356,829
Murphy Oil Corp.(c)	3,876	96,357
National Energy Services Reunited Corp.(b)(c)	3,180	29,765
Natural Gas Services Group, Inc.	1,136	29,718
Navigator Holdings Ltd.	1,684	27,096
NextDecade Corp.(b)(c)	2,511	26,918
Noble Corp. PLC	1,846	53,202
Nordic American Tankers Ltd.	9,441	29,362
Northern Oil and Gas, Inc.(c)	3,796	99,303
NPK International, Inc.(b)	3,876	40,310
Oceaneering International, Inc.(b)	5,064	123,562
Oil States International, Inc.(b)	3,440	19,264
Par Pacific Holdings, Inc.(b)	1,650	57,156
Patterson-UTI Energy, Inc.	14,188	82,432
PBF Energy, Inc., Class A(c)	749	20,463
Peabody Energy Corp.(c)	3,028	52,687
PrimeEnergy Resources Corp.(b)(c)	121	18,304
ProPetro Holding Corp.(b)	3,372	17,197
Ranger Energy Services, Inc., Class A	1,505	21,476
REX American Resources Corp.(b)	520	32,536
Riley Exploration Permian, Inc.(c)	1,075	31,454
RPC, Inc.(c)	3,578	17,067
SandRidge Energy, Inc.(c)	1,489	17,630
Scorpio Tankers, Inc. (Monaco)	1,202	60,581
Seadrill Ltd. (Norway)(b)(c)	942	30,059
Select Water Solutions, Inc., Class A	3,159	26,915
SFL Corp. Ltd. (Norway)(c)	4,051	32,935
SM Energy Co.	1,559	44,509
Solaris Energy Infrastructure, Inc., Class B	469	14,816
Talos Energy, Inc.(b)	3,885	38,384
Teekay Corp. Ltd. (Bermuda)(c)	5,274	43,247
Teekay Tankers Ltd., Class A (Canada)(c)	1,042	51,235
TETRA Technologies, Inc.(b)	3,378	15,877
Tidewater, Inc.(b)(c)	968	58,274
Transocean Ltd.(b)	8,504	25,767
Uranium Energy Corp.(b)(c)	14,765	157,838
Valaris Ltd.(b)(c)	1,388	68,942
Vitesse Energy, Inc.(c)	3,126	83,183
World Kinect Corp.	2,305	61,797
		6,127,938
Financials-28.28%
1st Source Corp.	2,869	184,821
Acadian Asset Management, Inc.	5,956	303,577
ACNB Corp.	1,716	77,769
ACRES Commercial Realty Corp.(b)(c)	1,045	21,945
Adamas Trust, Inc.	12,659	91,398
AG Mortgage Investment Trust, Inc.(c)	3,124	23,617
Alerus Financial Corp.	3,113	69,327
Amalgamated Financial Corp.	3,211	92,766
Ambac Financial Group, Inc.(b)	1,805	16,299
Amerant Bancorp, Inc.	2,561	55,061
American Coastal Insurance Corp.	1,637	18,089
Ameris Bancorp	10,232	749,801
AMERISAFE, Inc.	3,139	144,959
Ames National Corp.	721	14,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Angel Oak Mortgage REIT, Inc.	1,326	$13,074
Apollo Commercial Real Estate Finance, Inc.(c)	14,234	150,738
Arbor Realty Trust, Inc.(c)	12,711	151,769
Ares Commercial Real Estate Corp.(c)	2,717	12,824
ARMOUR Residential REIT, Inc.	7,179	109,910
Arrow Financial Corp.(c)	1,927	57,290
Artisan Partners Asset Management, Inc., Class A(c)	9,665	452,225
Associated Banc-Corp	20,717	558,737
Atlantic Union Bankshares Corp., Class B(c)	13,523	483,177
Atlanticus Holdings Corp.(b)(c)	766	51,092
AvidXchange Holdings, Inc.(b)	11,520	114,509
Axos Financial, Inc.(b)(c)	7,992	728,950
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	8,117	257,065
Banc of California, Inc.	16,646	281,650
BancFirst Corp.(c)	4,022	534,805
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	5,416	249,840
Bancorp, Inc. (The)(b)	8,848	674,572
Bank First Corp.(c)	1,929	250,616
Bank of Hawaii Corp.	5,610	382,153
Bank of Marin Bancorp(c)	2,694	66,111
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	6,719	303,161
Bank7 Corp.	704	34,925
BankFinancial Corp.	1,564	19,362
BankUnited, Inc.	10,620	416,198
Bankwell Financial Group, Inc.	1,259	53,231
Banner Corp.(c)	5,779	387,366
Bar Harbor Bankshares	2,235	72,123
BayCom Corp.	1,783	53,954
Beacon Financial Corp.	6,494	169,688
BGC Group, Inc., Class A	46,296	454,164
Blackstone Mortgage Trust, Inc., Class A(c)	19,713	385,586
Blue Foundry Bancorp(b)(c)	2,537	23,569
Blue Ridge Bankshares, Inc.(b)	8,519	34,161
Bowhead Specialty Holdings, Inc.(b)(c)	3,191	99,112
Bread Financial Holdings, Inc.(c)	5,570	368,678
Bridgewater Bancshares, Inc.(b)	3,526	57,756
BrightSpire Capital, Inc.(c)	10,078	58,452
Brookline Bancorp, Inc.	14,264	156,191
Burford Capital Ltd.(c)	19,913	278,782
Burke & Herbert Financial Services Corp.	1,810	115,044
Business First Bancshares, Inc.(c)	3,953	98,865
BV Financial, Inc.(b)	1,432	24,029
Byline Bancorp, Inc.	3,638	105,175
C&F Financial Corp.	495	35,630
Cadence Bank	20,364	766,501
California BanCorp(b)	2,723	45,855
Camden National Corp.	2,713	110,935
Cannae Holdings, Inc.	1,480	27,676
Cantaloupe, Inc.(b)(c)	7,161	77,840
Capital Bancorp, Inc.(c)	2,461	83,649
Capital City Bank Group, Inc.	2,506	109,913
Capitol Federal Financial, Inc.	15,718	101,853
Carter Bankshares, Inc.(b)	3,098	60,287
Cass Information Systems, Inc.	957	41,266
Cathay General Bancorp	9,299	464,113
	Shares	Value
Financials-(continued)
CB Financial Services, Inc.(c)	845	$28,130
Central Pacific Financial Corp.	4,333	135,710
CF Bankshares, Inc.(c)	530	13,038
Chemung Financial Corp.	518	27,931
Chicago Atlantic Real Estate Finance, Inc.(c)	2,553	36,355
Chimera Investment Corp.(c)	9,372	132,801
ChoiceOne Financial Services, Inc.	1,880	58,017
Citizens & Northern Corp.	2,020	40,804
Citizens Community Bancorp, Inc.	1,468	24,266
Citizens Financial Services, Inc.	847	50,786
Citizens, Inc.(b)(c)	5,817	30,772
City Holding Co.	2,120	272,378
Civista Bancshares, Inc.	3,060	64,841
CNB Financial Corp.	3,664	96,400
CNO Financial Group, Inc.	15,647	617,587
Coastal Financial Corp.(b)(c)	2,875	329,187
Cohen & Steers, Inc.(c)	4,753	351,057
Colony Bankcorp, Inc.	2,947	50,629
Columbia Financial, Inc.(b)(c)	2,952	44,369
Community Financial System, Inc.	8,449	506,011
Community Trust Bancorp, Inc.	2,512	146,751
Community West Bancshares, Class B	1,957	41,723
ConnectOne Bancorp, Inc.(c)	8,197	209,843
Crawford & Co., Class A	2,610	28,292
Customers Bancorp, Inc.(b)(c)	3,474	249,051
CVB Financial Corp.(c)	18,766	377,760
Dave, Inc.(b)	1,170	249,467
Diamond Hill Investment Group, Inc.	360	52,474
DigitalBridge Group, Inc.	16,058	183,222
Dime Community Bancshares, Inc., Class B	7,222	222,149
Donegal Group, Inc., Class A	3,615	64,672
Donnelley Financial Solutions, Inc.(b)	2,358	133,864
Dynex Capital, Inc.(c)	15,257	192,543
Eagle Bancorp Montana, Inc.	1,166	20,440
Eagle Bancorp, Inc.(c)	3,226	62,649
Eagle Financial Services, Inc.	824	30,842
Eastern Bankshares, Inc.	25,785	441,181
ECB Bancorp, Inc.(b)(c)	1,199	20,407
Ellington Financial, Inc.	17,136	233,735
Employers Holdings, Inc.	3,599	155,693
Enact Holdings, Inc.	4,607	173,454
Encore Capital Group, Inc.(b)(c)	1,477	61,798
Enova International, Inc.(b)	4,827	585,515
Enterprise Financial Services Corp.(c)	6,305	386,118
Equity Bancshares, Inc., Class A	2,219	89,936
Esquire Financial Holdings, Inc.(c)	1,878	184,232
Essent Group Ltd.	12,461	781,803
EVERTEC, Inc.	8,018	286,082
F&G Annuities & Life, Inc.	1,196	41,346
Farmers & Merchants Bancorp, Inc.	1,602	42,389
Farmers National Banc Corp.	4,832	73,350
FB Bancorp, Inc.(b)	1,938	23,217
FB Financial Corp.	6,373	342,103
Federal Agricultural Mortgage Corp., Class C	1,056	221,306
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	6,260	109,425
Fidelity D&D Bancorp, Inc.	399	17,416
Finance of America Cos. Inc., Class A(b)	796	21,261
Financial Institutions, Inc.	3,624	100,276
Finward Bancorp	485	15,520
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Finwise Bancorp(b)(c)	1,787	$34,543
First Bancorp	21,751	483,525
First Bancorp, Inc. (The)	1,358	36,910
First Bancorp/Southern Pines NC(c)	6,832	372,959
First Bank	3,210	53,992
First Busey Corp.	8,997	222,226
First Business Financial Services, Inc.	1,394	72,934
First Capital, Inc.	665	27,332
First Commonwealth Financial Corp.(c)	14,927	264,954
First Community Bankshares, Inc.	2,397	91,038
First Community Corp.(c)	1,283	34,987
First Financial Bancorp	12,731	337,117
First Financial Bankshares, Inc.	20,334	755,815
First Financial Corp.	2,234	131,806
First Foundation, Inc.(b)	5,054	30,071
First Internet Bancorp	572	14,366
First Interstate BancSystem, Inc., Class A(c)	10,006	327,396
First Merchants Corp.	8,305	344,824
First Mid Bancshares, Inc.	2,900	117,276
First National Corp.	1,481	34,596
First Savings Financial Group, Inc.	1,072	29,394
First United Corp.	1,199	44,807
First Western Financial, Inc.(b)	1,263	29,504
FirstCash Holdings, Inc.	5,931	873,458
FirstSun Capital Bancorp(b)	1,333	50,667
Five Star Bancorp	2,418	79,238
Flagstar Financial, Inc.	42,885	549,786
Flushing Financial Corp.	3,646	50,169
Flywire Corp.(b)	5,019	66,000
Franklin BSP Realty Trust, Inc.(c)	7,998	92,377
Franklin Financial Services Corp.	700	32,690
FS Bancorp, Inc.	927	39,592
Fulton Financial Corp.	21,546	423,594
FVCBankcorp, Inc.	1,973	26,764
GBank Financial Holdings, Inc.(b)	705	28,006
GCM Grosvenor, Inc., Class A(c)	7,468	96,785
Genworth Financial, Inc., Class A(b)(c)	45,394	389,027
German American Bancorp, Inc.(c)	5,385	224,985
Glacier Bancorp, Inc.(c)	15,190	746,588
Goosehead Insurance, Inc., Class A(c)	6,530	553,156
Great Southern Bancorp, Inc.	1,058	66,961
Green Dot Corp., Class A(b)	4,775	66,468
Greenlight Capital Re Ltd., Class A(b)	2,813	36,260
Guaranty Bancshares, Inc.(c)	1,635	80,344
HA Sustainable Infrastructure Capital, Inc.(c)	12,829	362,291
Hamilton Insurance Group Ltd., Class B (Bermuda)(b)(c)	7,445	177,489
Hancock Whitney Corp.	11,781	741,261
Hanmi Financial Corp.	5,814	146,280
Hanover Bancorp, Inc.(c)	812	18,311
HarborOne Bancorp, Inc.	4,886	62,834
Hawthorn Bancshares, Inc.	1,072	35,837
HBT Financial, Inc.	2,064	54,675
HCI Group, Inc.	2,062	343,756
Heritage Commerce Corp.	8,580	88,631
Heritage Financial Corp.	6,048	147,813
Heritage Insurance Holdings, Inc.(b)	4,123	93,881
Hilltop Holdings, Inc.(c)	4,774	167,472
Hingham Institution for Savings (The)(c)	309	87,799
Hippo Holdings, Inc.(b)(c)	1,936	65,456
	Shares	Value
Financials-(continued)
Home Bancorp, Inc.	1,160	$65,267
Home BancShares, Inc.	28,099	836,226
HomeTrust Bancshares, Inc.	2,515	104,020
Hope Bancorp, Inc.	12,184	135,608
Horace Mann Educators Corp.	6,187	284,478
Horizon Bancorp, Inc.	7,210	121,561
Independent Bank Corp.(c)	8,559	612,054
Independent Bank Corp.	3,413	112,254
International Bancshares Corp.	7,471	534,475
Invesco Mortgage Capital, Inc.(c)(f)	5,826	45,559
Investar Holding Corp.	1,412	33,097
Investors Title Co.	334	82,919
Jackson Financial, Inc., Class A	7,431	734,183
James River Group Holdings Ltd.	2,180	12,252
John Marshall Bancorp, Inc.	1,392	27,576
Kearny Financial Corp.	6,126	41,351
Kingstone Cos., Inc.(c)	2,357	31,725
Kingsway Financial Services, Inc. (Canada)(b)(c)	1,848	26,519
KKR Real Estate Finance Trust, Inc.	6,244	60,130
Ladder Capital Corp.	12,181	141,543
Lakeland Financial Corp.(c)	2,927	200,353
Landmark Bancorp, Inc./Manhattan KS	906	24,072
LCNB Corp.	1,804	29,189
Lemonade, Inc.(b)(c)	2,036	107,704
LendingClub Corp.(b)	18,290	314,222
LendingTree, Inc.(b)	439	29,830
LINKBANCORP, Inc.	2,817	20,508
Live Oak Bancshares, Inc.	2,073	80,204
Lument Finance Trust, Inc.	5,548	12,428
MainStreet Bancshares, Inc.	891	20,181
Marex Group PLC (United Kingdom)	6,631	234,472
Marqeta, Inc., Class A(b)	31,049	197,627
Mechanics Bancorp(b)(c)	2,942	40,806
Medallion Financial Corp.	2,088	22,049
Mercantile Bank Corp.	2,281	112,339
Merchants Bancorp	2,223	72,070
Mercury General Corp.	3,811	294,705
Meridian Corp.	1,491	23,468
MetroCity Bankshares, Inc.(c)	2,782	83,293
Metropolitan Bank Holding Corp.	1,746	138,615
MFA Financial, Inc.	9,690	98,838
Mid Penn Bancorp, Inc.(c)	3,442	103,742
Middlefield Banc Corp.	1,165	35,766
Midland States Bancorp, Inc.(c)	1,561	28,754
MidWestOne Financial Group, Inc.	3,568	107,896
Moelis & Co., Class A(c)	12,362	891,424
MVB Financial Corp.	1,160	28,304
National Bank Holdings Corp., Class A	3,940	154,527
National Bankshares, Inc.(c)	551	17,268
Navient Corp.	5,625	77,119
NB Bancorp, Inc.	4,692	88,632
NBT Bancorp, Inc.	7,273	321,976
NCR Atleos Corp.(b)(c)	4,992	197,783
Nelnet, Inc., Class A	1,805	232,141
NerdWallet, Inc., Class A(b)(c)	2,413	24,950
NewtekOne, Inc.(c)	3,054	37,778
Nexpoint Real Estate Finance, Inc.	1,052	15,780
Nicolet Bankshares, Inc.	2,726	376,979
NMI Holdings, Inc., Class A(b)(c)	11,788	463,858
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Northeast Bank(c)	1,503	$166,172
Northeast Community Bancorp, Inc.	2,257	50,895
Northfield Bancorp, Inc.	6,608	78,305
Northpointe Bancshares, Inc.	1,127	20,083
Northrim BanCorp, Inc.	1,175	110,485
Northwest Bancshares, Inc.	21,221	268,446
Norwood Financial Corp.(c)	955	25,842
Oak Valley Bancorp	845	24,074
OceanFirst Financial Corp.	7,678	141,198
OFG Bancorp	6,074	271,811
Ohio Valley Banc Corp.(c)	810	29,970
Old National Bancorp	47,763	1,093,295
Old Point Financial Corp.(c)	941	39,616
Old Second Bancorp, Inc.	6,208	114,600
Onity Group, Inc.(b)	1,104	45,672
OP Bancorp(c)	1,961	28,513
Oportun Financial Corp.(b)	3,911	25,852
OppFi, Inc.	4,251	43,403
Orange County Bancorp, Inc.	1,222	32,603
Orchid Island Capital, Inc.(c)	10,309	72,782
Origin Bancorp, Inc.	3,672	142,804
Orrstown Financial Services, Inc.	2,715	94,618
Oscar Health, Inc., Class A(b)(c)	9,250	154,105
P10, Inc., Class A	10,609	130,915
Pacific Premier Bancorp, Inc.	11,052	270,663
Pagseguro Digital Ltd., Class A (Brazil)	3,185	28,538
Palomar Holdings, Inc.(b)(c)	6,909	849,945
Park National Corp.(c)	2,261	388,372
Parke Bancorp, Inc.	1,560	35,178
Pathward Financial, Inc.	4,279	340,052
Patria Investments Ltd., Class A (Cayman Islands)(c)	8,912	120,668
Payoneer Global, Inc.(b)	41,441	288,015
Paysign, Inc.(b)	2,628	13,613
PCB Bancorp	1,789	39,537
Peapack-Gladstone Financial Corp.	2,459	71,336
PennyMac Financial Services, Inc.	4,774	525,617
PennyMac Mortgage Investment Trust(c)	12,906	158,873
Peoples Bancorp of North Carolina, Inc.	447	14,161
Peoples Bancorp, Inc.	4,184	129,453
Peoples Financial Services Corp.	1,398	73,269
Perella Weinberg Partners	3,549	78,539
Pioneer Bancorp, Inc.(b)	1,552	20,347
Piper Sandler Cos.	3,150	1,051,438
PJT Partners, Inc., Class A	4,721	845,059
Plumas Bancorp	936	40,613
Ponce Financial Group, Inc.(b)	3,781	56,110
PRA Group, Inc.(b)	2,054	35,103
Preferred Bank(c)	1,680	158,592
Primis Financial Corp.	1,973	22,591
Princeton Bancorp, Inc.	588	20,086
Priority Technology Holdings, Inc.(b)(c)	2,627	21,988
ProAssurance Corp.(b)	11,012	262,196
PROG Holdings, Inc.	2,104	74,145
Provident Bancorp, Inc.(b)	1,955	25,161
Provident Financial Services, Inc.(c)	19,523	387,336
QCR Holdings, Inc.	2,293	179,725
Radian Group, Inc.	22,086	770,360
RBB Bancorp	1,569	31,741
Ready Capital Corp.(c)	4,875	20,768
	Shares	Value
Financials-(continued)
Red River Bancshares, Inc.	614	$40,156
Redwood Trust, Inc.	16,735	102,418
Regional Management Corp.(c)	959	42,043
Remitly Global, Inc.(b)	38,185	707,568
Renasant Corp.	13,737	537,529
Republic Bancorp, Inc., Class A	1,612	123,705
Richmond Mutual BanCorp, Inc.	1,335	19,745
Riverview Bancorp, Inc.	3,905	19,759
Root, Inc., Class A(b)(c)	675	62,248
S&T Bancorp, Inc.	5,680	224,417
Safety Insurance Group, Inc.	1,939	143,505
SB Financial Group, Inc.	992	20,832
Seacoast Banking Corp. of Florida	10,715	333,344
Security National Financial Corp., Class A(b)	2,643	23,787
Selective Insurance Group, Inc.	5,208	407,422
ServisFirst Bancshares, Inc.(c)	7,949	700,704
Seven Hills Realty Trust(c)	1,718	18,589
Sezzle, Inc.(b)(c)	707	66,882
Shore Bancshares, Inc.	5,310	91,279
Siebert Financial Corp.(b)(c)	2,990	8,163
Sierra Bancorp	2,098	64,325
Silvercrest Asset Management Group, Inc., Class A	895	14,669
Simmons First National Corp., Class A	16,532	343,535
SiriusPoint Ltd. (Sweden)(b)	18,548	347,219
Skyward Specialty Insurance Group, Inc.(b)	8,433	407,314
SmartFinancial, Inc.	2,627	96,805
Sound Financial Bancorp, Inc.	287	13,566
South Plains Financial, Inc.	2,217	90,077
Southern First Bancshares, Inc.(b)	1,246	56,195
Southern Missouri Bancorp, Inc.	1,528	87,913
Southside Bancshares, Inc.(c)	3,610	112,776
SR Bancorp, Inc.	1,403	21,143
Stellar Bancorp, Inc.(c)	7,135	220,614
StepStone Group, Inc., Class A	6,757	419,339
Stewart Information Services Corp.(c)	3,356	244,451
Stock Yards Bancorp, Inc.(c)	5,454	440,192
StoneCo Ltd., Class A (Brazil)(b)	19,669	323,948
StoneX Group, Inc.(b)(c)	8,916	910,948
Sunrise Realty Trust, Inc.	1,331	14,721
Texas Capital Bancshares, Inc.(b)	6,151	532,492
Third Coast Bancshares, Inc.(b)(c)	2,507	99,854
Timberland Bancorp, Inc.	1,069	35,758
Tiptree, Inc.	3,326	77,995
Tompkins Financial Corp.	2,555	179,208
Towne Bank(c)	11,764	431,621
TPG RE Finance Trust, Inc.	7,098	66,366
TriCo Bancshares	3,738	169,780
Triumph Financial, Inc.(b)(c)	1,348	82,889
Trupanion, Inc.(b)	5,460	253,126
TrustCo Bank Corp.	2,641	105,085
Trustmark Corp.	8,463	340,805
Two Harbors Investment Corp.(c)	10,828	108,280
UMB Financial Corp.	10,740	1,309,206
Union Bankshares, Inc.(c)	712	18,633
United Bankshares, Inc.	18,552	711,284
United Community Banks, Inc.	15,897	530,960
United Fire Group, Inc.	3,255	100,059
United Security Bancshares	2,140	20,373
Unity Bancorp, Inc.	1,596	83,551
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Universal Insurance Holdings, Inc.	4,403	$107,389
Univest Financial Corp.	5,129	162,435
Upstart Holdings, Inc.(b)(c)	3,788	277,585
USCB Financial Holdings, Inc., Class A	1,893	32,919
Valley National Bancorp	74,728	781,655
Velocity Financial, Inc.(b)	868	16,561
Veritex Holdings, Inc.	7,751	266,247
Victory Capital Holdings, Inc., Class A	8,616	614,148
Virginia National Bankshares Corp.(c)	676	28,128
Virtus Investment Partners, Inc.	495	99,708
WaFd, Inc.(c)	9,569	300,945
Walker & Dunlop, Inc.	2,127	180,901
Washington Trust Bancorp, Inc.(c)	2,568	77,887
Waterstone Financial, Inc.	1,737	26,038
WesBanco, Inc.	13,467	441,718
West Bancorporation, Inc.	2,108	42,076
Westamerica Bancorporation(c)	3,189	159,482
Western New England Bancorp, Inc.	3,435	43,075
Westwood Holdings Group, Inc.	1,067	18,950
WisdomTree, Inc.	14,263	194,119
World Acceptance Corp.(b)(c)	504	86,401
WSFS Financial Corp.	8,019	467,428
		71,450,138
Health Care-10.53%
10X Genomics, Inc., Class A(b)(c)	2,260	31,663
Acadia Pharmaceuticals, Inc.(b)	17,710	460,283
AdaptHealth Corp.(b)	3,640	34,544
Adaptive Biotechnologies Corp.(b)	9,582	126,291
Addus HomeCare Corp.(b)	627	72,212
ADMA Biologics, Inc.(b)	54,889	947,384
Agios Pharmaceuticals, Inc.(b)(c)	2,203	83,075
Alignment Healthcare, Inc.(b)(c)	31,788	520,052
Alkermes PLC(b)	18,890	547,243
Alphatec Holdings, Inc.(b)(c)	10,057	159,906
Amicus Therapeutics, Inc.(b)	7,202	54,663
Amneal Pharmaceuticals, Inc.(b)	13,060	124,854
Amphastar Pharmaceuticals, Inc.(b)	1,177	36,040
Amylyx Pharmaceuticals, Inc.(b)(c)	15,659	146,881
AnaptysBio, Inc.(b)(c)	1,992	40,497
Anavex Life Sciences Corp.(b)(c)	12,330	118,861
AngioDynamics, Inc.(b)(c)	13,810	141,691
ANI Pharmaceuticals, Inc.(b)	821	76,764
Apogee Therapeutics, Inc.(b)(c)	489	17,785
Arbutus Biopharma Corp.(b)(c)	7,381	27,384
Arcutis Biotherapeutics, Inc.(b)	2,215	34,377
Ardelyx, Inc.(b)(c)	6,637	42,211
Ardent Health, Inc.(b)(c)	1,816	23,045
ARS Pharmaceuticals, Inc.(b)(c)	9,789	113,748
Artivion, Inc.(b)	3,916	172,030
Astrana Health, Inc.(b)	918	29,339
Atea Pharmaceuticals, Inc.(b)(c)	10,472	35,186
AtriCure, Inc.(b)	7,417	274,355
Aura Biosciences, Inc.(b)(c)	3,496	21,885
Aurinia Pharmaceuticals, Inc. (Canada)(b)	17,477	209,549
Avadel Pharmaceuticals PLC(b)(c)	3,790	55,940
Avanos Medical, Inc.(b)	3,063	36,572
Aveanna Healthcare Holdings, Inc.(b)(c)	5,116	40,928
Avidity Biosciences, Inc.(b)	773	36,006
Axogen, Inc.(b)(c)	5,791	93,467
	Shares	Value
Health Care-(continued)
Axsome Therapeutics, Inc.(b)	1,165	$141,291
Azenta, Inc.(b)	1,243	37,961
Beam Therapeutics, Inc.(b)(c)	3,490	57,096
Benitec Biopharma, Inc. (Australia)(b)(c)	843	11,161
Beta Bionics, Inc.(b)	2,137	40,261
Bicara Therapeutics, Inc.(b)(c)	1,035	12,358
BioCryst Pharmaceuticals, Inc.(b)(c)	31,320	260,269
Biohaven Ltd.(b)(c)	827	12,728
BioLife Solutions, Inc.(b)	3,209	80,385
Bioventus, Inc., Class A(b)	3,420	25,308
BridgeBio Pharma, Inc.(b)	10,568	547,000
BrightSpring Health Services, Inc.(b)	14,574	345,258
Brookdale Senior Living, Inc.(b)	12,085	93,055
Butterfly Network, Inc.(b)(c)	30,391	48,930
Cardiff Oncology, Inc.(b)	3,224	6,770
CareDx, Inc.(b)	6,514	88,981
Castle Biosciences, Inc.(b)(c)	1,550	37,216
Catalyst Pharmaceuticals, Inc.(b)	20,449	421,045
Celldex Therapeutics, Inc.(b)(c)	598	13,204
CG Oncology, Inc.(b)(c)	702	18,828
Claritev Corp.(b)(c)	892	61,468
ClearPoint Neuro, Inc.(b)(c)	3,759	39,432
Clover Health Investments Corp.(b)(c)	19,920	52,190
Collegium Pharmaceutical, Inc.(b)(c)	1,263	49,004
Community Health Systems, Inc.(b)	9,950	27,462
Compass Therapeutics, Inc.(b)(c)	19,006	66,331
Concentra Group Holdings Parent, Inc.	13,903	330,891
CONMED Corp.	1,726	93,825
CorVel Corp.(b)	5,285	470,629
Crinetics Pharmaceuticals, Inc.(b)(c)	822	25,474
CRISPR Therapeutics AG (Switzerland)(b)(c)	2,270	117,654
Cross Country Healthcare, Inc.(b)	1,375	18,398
Delcath Systems, Inc.(b)(c)	3,257	35,892
Design Therapeutics, Inc.(b)	3,266	18,061
Dynavax Technologies Corp.(b)(c)	5,200	52,624
Edgewise Therapeutics, Inc.(b)	1,123	16,115
Electromed, Inc.(b)	1,491	36,872
Embecta Corp.	2,558	37,040
Emergent BioSolutions, Inc.(b)	2,240	18,592
Enhabit, Inc.(b)(c)	5,121	40,353
Enliven Therapeutics, Inc.(b)(c)	889	18,020
Enovis Corp.(b)(c)	3,312	102,341
Ensign Group, Inc. (The)	7,630	1,310,681
Evolent Health, Inc., Class A(b)(c)	1,807	17,438
Evolus, Inc.(b)(c)	1,431	10,919
Fennec Pharmaceuticals, Inc. (Canada)(b)	3,019	26,779
Fulcrum Therapeutics, Inc.(b)	2,413	15,636
Fulgent Genetics, Inc.(b)	1,680	37,246
GeneDx Holdings Corp.(b)	951	123,145
Glaukos Corp.(b)	302	28,938
Gossamer Bio., Inc.(b)(c)	32,025	79,102
GRAIL, Inc.(b)(c)	19,610	643,012
Guardant Health, Inc.(b)	5,228	352,472
Haemonetics Corp.(b)(c)	2,699	147,203
Harmony Biosciences Holdings, Inc.(b)	5,933	218,868
Harrow, Inc.(b)(c)	2,416	94,224
HealthEquity, Inc.(b)	7,707	688,466
HealthStream, Inc.	2,860	80,309
Hims & Hers Health, Inc.(b)(c)	35,917	1,521,085
ICU Medical, Inc.(b)	2,491	318,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
Indivior PLC (United Kingdom)(b)	6,555	$159,155
Innoviva, Inc.(b)(c)	7,573	154,716
Integer Holdings Corp.(b)	2,606	281,109
Intellia Therapeutics, Inc.(b)(c)	2,953	33,531
iRadimed Corp.	1,439	104,241
iRhythm Technologies, Inc.(b)	1,598	271,628
Jade Biosciences, Inc.(c)	5,279	41,704
Kestra Medical Technologies Ltd.(b)(c)	610	9,845
Kodiak Sciences, Inc.(b)(c)	6,323	57,160
Krystal Biotech, Inc.(b)(c)	1,417	209,291
Lantheus Holdings, Inc.(b)	6,095	334,616
LeMaitre Vascular, Inc.	1,189	113,389
LENSAR, Inc.(b)(c)	2,550	31,314
LENZ Therapeutics, Inc.(b)(c)	475	18,349
Lifecore Biomedical, Inc.(b)(c)	2,830	21,536
LifeMD, Inc.(b)(c)	3,789	23,454
LifeStance Health Group, Inc.(b)	11,642	63,798
Ligand Pharmaceuticals, Inc.(b)	2,831	457,801
LivaNova PLC(b)	2,626	148,028
MannKind Corp.(b)	8,858	40,658
Maze Therapeutics, Inc.(b)	1,295	18,765
Merit Medical Systems, Inc.(b)	5,014	453,968
Mesa Laboratories, Inc.	658	44,580
Metsera, Inc.(b)	2,107	74,356
MiMedx Group, Inc.(b)	9,311	66,108
Mineralys Therapeutics, Inc.(b)(c)	6,026	93,282
Mirum Pharmaceuticals, Inc.(b)(c)	5,428	400,966
Monte Rosa Therapeutics, Inc.(b)(c)	3,493	16,766
National HealthCare Corp.	1,246	141,396
Neogen Corp.(b)(c)	2,647	15,220
NeoGenomics, Inc.(b)	3,033	26,630
NeuroPace, Inc.(b)	2,444	22,363
Niagen Bioscience, Inc.(b)(c)	9,803	97,050
Novocure Ltd.(b)(c)	3,175	39,148
Nutex Health, Inc.(b)(c)	173	14,496
Nuvalent, Inc., Class A(b)	485	37,141
Omnicell, Inc.(b)	3,453	112,533
Oncology Institute, Inc. (The)(b)(c)	7,593	25,816
OPKO Health, Inc.(b)(c)	18,013	24,858
OptimizeRx Corp.(b)(c)	1,397	25,244
Option Care Health, Inc.(b)	19,466	558,285
Organogenesis Holdings, Inc.(b)(c)	7,576	39,016
Orthofix Medical, Inc.(b)	2,466	36,941
OrthoPediatrics Corp.(b)(c)	565	12,068
Pacira BioSciences, Inc.(b)	3,087	82,330
Palvella Therapeutics, Inc.(b)(c)	547	29,620
Pediatrix Medical Group, Inc.(b)	15,894	273,536
Pennant Group, Inc. (The)(b)	4,210	101,082
Performant Healthcare, Inc.(b)(c)	4,323	32,984
Phibro Animal Health Corp., Class A	2,699	100,052
Phreesia, Inc.(b)(c)	7,580	239,983
Precigen, Inc.(b)(c)	14,701	66,302
Premier, Inc., Class A	13,718	355,296
Prestige Consumer Healthcare, Inc.(b)	5,479	372,791
Privia Health Group, Inc.(b)	16,893	389,215
Pro-Dex, Inc.(b)(c)	503	23,581
Progyny, Inc.(b)	5,912	139,937
Protagonist Therapeutics, Inc.(b)(c)	8,327	491,709
Protalix BioTherapeutics, Inc.(b)	8,394	13,011
Protara Therapeutics, Inc.(b)(c)	7,495	23,384
	Shares	Value
Health Care-(continued)
PTC Therapeutics, Inc.(b)(c)	6,806	$335,740
Pulse Biosciences, Inc.(b)(c)	978	15,198
Quantum-Si, Inc.(b)(c)	8,788	9,843
QuidelOrtho Corp.(b)	5,313	152,430
RadNet, Inc.(b)(c)	4,399	315,672
REGENXBIO, Inc.(b)	4,835	43,177
Relay Therapeutics, Inc.(b)(c)	3,744	13,441
Rezolute, Inc.(b)	3,434	24,450
Rhythm Pharmaceuticals, Inc.(b)(c)	1,155	119,138
Rigel Pharmaceuticals, Inc.(b)(c)	2,460	95,571
Schrodinger, Inc.(b)(c)	7,406	144,491
Select Medical Holdings Corp.	5,565	72,401
SI-BONE, Inc.(b)(c)	3,746	62,446
SIGA Technologies, Inc.(c)	3,970	33,308
Simulations Plus, Inc.(b)(c)	566	8,020
STAAR Surgical Co., (Acquired 06/27/2025 - 08/20/2025; Cost $15,896)(b)(d)	930	25,445
Supernus Pharmaceuticals, Inc.(b)	7,713	348,011
Surgery Partners, Inc.(b)(c)	3,551	80,572
Tactile Systems Technology, Inc.(b)(c)	1,841	24,504
Talkspace, Inc.(b)	20,052	53,338
Tandem Diabetes Care, Inc.(b)	1,602	20,041
Tarsus Pharmaceuticals, Inc.(b)(c)	396	23,198
Teladoc Health, Inc.(b)(c)	8,936	69,075
TG Therapeutics, Inc.(b)(c)	8,420	246,959
Theravance Biopharma, Inc.(b)(c)	1,922	26,677
TransMedics Group, Inc.(b)(c)	1,431	164,508
Travere Therapeutics, Inc.(b)	8,982	157,185
Treace Medical Concepts, Inc.(b)	2,518	18,482
TruBridge, Inc.(b)(c)	1,968	39,281
Tvardi Therapeutics, Inc.(b)(c)	850	25,432
Twist Bioscience Corp.(b)(c)	2,149	57,959
U.S. Physical Therapy, Inc.	669	55,453
UFP Technologies, Inc.(b)(c)	349	73,346
Utah Medical Products, Inc.	245	15,241
Vaxcyte, Inc.(b)	478	14,718
Veracyte, Inc.(b)(c)	10,741	325,882
Vericel Corp.(b)(c)	3,700	134,532
Viemed Healthcare, Inc.(b)	3,390	24,984
Vir Biotechnology, Inc.(b)	5,524	27,289
WaVe Life Sciences Ltd.(b)(c)	3,620	34,752
Waystar Holding Corp.(b)(c)	8,281	313,684
Xenon Pharmaceuticals, Inc. (Canada)(b)	4,421	171,137
Xeris Biopharma Holdings, Inc.(b)(c)	18,436	144,354
XOMA Royalty Corp.(b)(c)	489	15,878
		26,612,383
Industrials-17.53%
AAR Corp.(b)	789	59,696
ABM Industries, Inc.	4,112	202,187
ACCO Brands Corp.(c)	4,568	18,363
Acuren Corp. (Virgin Islands (British))(b)	13,644	153,768
ACV Auctions, Inc., Class A(b)	14,327	167,053
AeroVironment, Inc.(b)	1,199	289,379
Alamo Group, Inc.	1,383	292,449
Albany International Corp., Class A	2,145	136,229
Alight, Inc., Class A	12,616	48,950
Allegiant Travel Co.(b)(c)	1,083	67,861
Allient, Inc.	1,267	57,496
American Superconductor Corp.(b)(c)	2,450	122,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
American Woodmark Corp.(b)	540	$34,868
Amprius Technologies, Inc.(b)	9,513	67,447
ArcBest Corp.(c)	760	56,058
Arcosa, Inc.	2,965	293,387
Argan, Inc.	3,482	794,662
Array Technologies, Inc.(b)(c)	1,900	17,119
Astec Industries, Inc.	2,826	130,816
Astronics Corp.(b)(c)	4,722	171,739
Asure Software, Inc.(b)(c)	2,943	24,721
Atkore, Inc.	722	42,013
Atmus Filtration Technologies, Inc.	8,634	384,386
AZZ, Inc.	2,275	256,825
Barrett Business Services, Inc.	4,237	206,766
Bloom Energy Corp., Class A(b)(c)	17,288	915,227
Blue Bird Corp.(b)(c)	1,392	81,279
Boise Cascade Co.	2,216	192,792
Bowman Consulting Group Ltd.(b)	424	18,118
BrightView Holdings, Inc.(b)	5,262	75,773
Brink’s Co. (The)	2,308	258,588
Brookfield Business Corp., Class A (Canada)	2,848	93,984
Byrna Technologies, Inc.(b)	4,497	91,739
Cadre Holdings, Inc.(c)	971	29,916
Casella Waste Systems, Inc., Class A(b)	4,908	483,732
CBIZ, Inc.(b)(c)	340	21,944
CECO Environmental Corp.(b)(c)	1,268	57,808
Chart Industries, Inc.(b)	4,283	853,859
Cimpress PLC (Ireland)(b)(c)	348	21,964
Concrete Pumping Holdings, Inc.	2,251	15,667
Conduent, Inc.(b)	5,226	14,528
Construction Partners, Inc., Class A(b)(c)	6,695	802,730
CoreCivic, Inc.(b)	18,770	380,656
Costamare, Inc. (Monaco)	1,854	21,210
Covenant Logistics Group, Inc., Class A	1,195	28,835
CRA International, Inc.	997	193,179
CSG Systems International, Inc.	4,004	256,897
CSW Industrials, Inc.(c)	1,844	504,408
Custom Truck One Source, Inc.(b)(c)	3,441	21,128
Deluxe Corp.(c)	1,707	33,560
Distribution Solutions Group, Inc.(b)(c)	542	17,458
DNOW, Inc.(b)	9,695	155,120
Douglas Dynamics, Inc.	2,629	88,518
Driven Brands Holdings, Inc.(b)(c)	8,023	147,784
Ducommun, Inc.(b)(c)	1,261	115,028
DXP Enterprises, Inc.(b)	1,540	192,315
Dycom Industries, Inc.(b)	2,274	574,117
Energy Recovery, Inc.(b)	6,653	94,539
Enerpac Tool Group Corp.	6,061	256,623
EnerSys	2,024	207,764
Ennis, Inc.(c)	3,241	59,213
Enpro, Inc.	2,212	483,919
Enviri Corp.(b)(c)	4,732	53,472
Eos Energy Enterprises, Inc.(b)(c)	15,352	105,929
ESCO Technologies, Inc.(c)	5,769	1,159,050
Exponent, Inc.	3,934	280,809
Federal Signal Corp.	7,676	944,071
First Advantage Corp.(b)(c)	1,548	25,325
Fluor Corp.(b)	3,917	160,675
Forward Air Corp.(b)(c)	2,054	61,682
Franklin Covey Co.(b)(c)	547	10,699
Franklin Electric Co., Inc.	3,597	352,002
	Shares	Value
Industrials-(continued)
FTAI Infrastructure, Inc.(c)	3,884	$18,643
GATX Corp.	2,828	475,981
Genco Shipping & Trading Ltd.(c)	2,114	35,600
GEO Group, Inc. (The)(b)	28,900	599,386
Gibraltar Industries, Inc.(b)	2,114	132,315
Global Industrial Co.	1,218	45,468
GMS, Inc.(b)	1,684	185,122
Gorman-Rupp Co. (The)	1,802	77,072
Graham Corp.(b)(c)	1,647	80,785
Granite Construction, Inc.(c)	7,368	793,902
Great Lakes Dredge & Dock Corp.(b)	7,204	83,999
Greenbrier Cos., Inc. (The)(c)	1,236	57,635
Griffon Corp.	3,814	290,474
Healthcare Services Group, Inc.(b)	13,554	211,578
Heartland Express, Inc.(c)	2,657	22,824
Heidrick & Struggles International, Inc.	3,369	171,179
Helios Technologies, Inc.(c)	1,159	62,864
Herc Holdings, Inc.(c)	2,084	272,566
Hertz Global Holdings, Inc.(b)(c)	11,699	67,035
Hillenbrand, Inc.	1,558	39,558
Hillman Solutions Corp.(b)	11,832	116,900
HNI Corp.(c)	5,412	243,215
Hub Group, Inc., Class A	3,356	125,581
Hudson Technologies, Inc.(b)	2,462	25,014
Huron Consulting Group, Inc.(b)	3,212	439,915
Hyliion Holdings Corp.(b)(c)	10,707	17,988
Hyster-Yale, Inc.	399	14,962
IBEX Holdings Ltd.(b)	2,029	59,916
ICF International, Inc.	585	57,459
IES Holdings, Inc.(b)(c)	1,830	639,237
Innodata, Inc.(b)(c)	4,737	179,911
Insperity, Inc.	1,103	60,908
Insteel Industries, Inc.	2,317	88,926
Interface, Inc.	9,136	244,114
Janus International Group, Inc.(b)	4,117	42,611
JBT Marel Corp.(c)	5,632	807,009
JetBlue Airways Corp.(b)(c)	9,657	51,665
Kadant, Inc.(c)	1,142	369,186
Karat Packaging, Inc.	952	24,067
Kennametal, Inc.(c)	5,793	124,144
Kforce, Inc.	629	20,505
Korn Ferry	4,718	349,792
Kratos Defense & Security Solutions, Inc.(b)(c)	17,736	1,167,738
LB Foster Co., Class A(b)(c)	619	16,113
Legalzoom.com, Inc.(b)(c)	15,698	173,934
Limbach Holdings, Inc.(b)(c)	1,652	189,253
Lindsay Corp.	1,557	213,667
Liquidity Services, Inc.(b)	3,206	85,248
LSI Industries, Inc.	1,503	34,464
Luxfer Holdings PLC (United Kingdom)(c)	2,933	39,361
Manitowoc Co., Inc. (The)(b)	2,375	23,512
Marten Transport Ltd.	2,954	34,975
MasterBrand, Inc.(b)(c)	2,735	34,762
Matrix Service Co.(b)(c)	1,855	28,066
Matson, Inc.	2,672	278,022
Matthews International Corp., Class A(c)	1,352	33,219
Maximus, Inc.	3,728	327,766
Mayville Engineering Co., Inc.(b)(c)	1,408	20,557
McGrath RentCorp	3,043	369,694
Mercury Systems, Inc.(b)(c)	6,630	447,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Microvast Holdings, Inc.(b)(c)	11,413	$30,473
Miller Industries, Inc.	652	27,443
MillerKnoll, Inc.	2,070	43,698
Moog, Inc., Class A(c)	2,276	445,755
MRC Global, Inc.(b)	6,981	105,273
Mueller Water Products, Inc., Class A	26,111	688,286
MYR Group, Inc.(b)	1,643	307,685
NANO Nuclear Energy, Inc.(b)(c)	693	22,550
National Presto Industries, Inc.(c)	820	85,952
Nextracker, Inc., Class A(b)	14,816	996,524
NuScale Power Corp.(b)(c)	12,117	419,854
NWPX Infrastructure, Inc.(b)	1,475	78,116
OPENLANE, Inc.(b)(c)	18,636	538,953
Orion Group Holdings, Inc.(b)	2,396	17,730
Palladyne AI Corp.(b)(c)	2,292	17,328
Park Aerospace Corp.(c)	2,763	51,779
Pitney Bowes, Inc.(c)	14,868	180,200
Planet Labs PBC(b)(c)	51,400	364,426
Powell Industries, Inc.(c)	1,348	358,784
Power Solutions International, Inc.(b)	526	43,600
Preformed Line Products Co.(c)	282	53,882
Primoris Services Corp.	8,521	1,010,165
Proto Labs, Inc.(b)(c)	3,939	196,202
Quad/Graphics, Inc.(c)	2,417	16,097
Redwire Corp.(b)(c)	5,147	45,860
Resideo Technologies, Inc.(b)(c)	7,848	267,224
Resolute Holdings Management, Inc.(b)(c)	629	41,571
REV Group, Inc.	10,340	550,191
Rush Enterprises, Inc., Class A	5,022	288,263
Rush Enterprises, Inc., Class B(c)	900	52,236
Satellogic,Inc., Class A(b)(c)	4,372	16,308
Shoals Technologies Group, Inc., Class A(b)(c)	4,279	27,856
Sky Harbour Group Corp.(b)(c)	1,212	12,774
SkyWest, Inc.(b)	4,551	552,491
Spire Global, Inc.(b)(c)	1,632	14,753
SPX Technologies, Inc.(b)	4,339	811,870
Standex International Corp.	1,050	214,273
Steelcase, Inc., Class A	3,873	64,834
Sterling Infrastructure, Inc.(b)(c)	5,578	1,553,640
Strata Critical Medical, Inc.(b)(c)	8,020	35,047
Sun Country Airlines Holdings, Inc.(b)	3,295	43,659
Sunrun, Inc.(b)(c)	21,982	351,053
Tecnoglass, Inc.(c)	5,655	410,440
Tennant Co.	909	74,574
Terex Corp.	669	33,410
Thermon Group Holdings, Inc.(b)(c)	3,043	80,700
Titan International, Inc.(b)(c)	1,327	11,704
Titan Machinery, Inc.(b)	2,298	45,960
Transcat, Inc.(b)(c)	258	21,659
TriNet Group, Inc.(c)	1,351	97,839
Trinity Industries, Inc.	4,306	122,377
Tutor Perini Corp.(b)	9,278	546,845
UFP Industries, Inc.	3,677	371,267
UniFirst Corp.	2,304	409,697
Upwork, Inc.(b)	22,717	349,615
V2X, Inc.(b)	1,223	70,322
Verra Mobility Corp., Class A(b)	11,209	278,544
Vestis Corp.	2,216	10,371
Vicor Corp.(b)	3,044	155,579
VSE Corp.	1,487	241,489
	Shares	Value
Industrials-(continued)
Watts Water Technologies, Inc., Class A	4,769	$1,320,536
Werner Enterprises, Inc.(c)	2,834	81,761
Willdan Group, Inc.(b)	2,771	304,422
Willis Lease Finance Corp.	508	75,529
WNS (Holdings) Ltd. (India)(b)(c)	4,081	307,911
Worthington Enterprises, Inc.	2,865	188,517
Xometry, Inc., Class A(b)(c)	4,627	228,944
Zurn Elkay Water Solutions Corp.	20,583	933,645
		44,275,659
Information Technology-12.18%
A10 Networks, Inc.	11,427	202,372
ACI Worldwide, Inc.(b)	15,462	763,050
ACM Research, Inc., Class A(b)(c)	3,771	106,418
Adeia, Inc.	11,487	172,764
ADTRAN Holdings, Inc.(b)	17,264	161,936
Advanced Energy Industries, Inc.	2,159	323,159
Aeluma, Inc.(b)	670	15,269
Aeva Technologies, Inc.(b)(c)	5,343	79,103
Agilysys, Inc.(b)(c)	1,148	125,270
Alarm.com Holdings, Inc.(b)(c)	3,505	205,498
Alkami Technology, Inc.(b)(c)	9,702	248,371
Alpha & Omega Semiconductor Ltd.(b)	821	23,620
Ambarella, Inc.(b)	4,429	365,304
Amplitude, Inc., Class A(b)	8,844	101,087
Appian Corp., Class A(b)	3,070	94,495
Applied Digital Corp.(b)(c)	1,305	20,854
Applied Optoelectronics, Inc.(b)(c)	792	19,166
Arlo Technologies, Inc.(b)(c)	9,309	162,070
Asana, Inc., Class A(b)(c)	7,587	110,770
ASGN, Inc.(b)	1,298	70,416
AvePoint, Inc.(b)(c)	29,391	480,837
Axcelis Technologies, Inc.(b)(c)	538	43,062
Badger Meter, Inc.	5,421	991,609
Belden, Inc.	3,210	417,942
Benchmark Electronics, Inc.	2,698	109,512
BK Technologies Corp.(b)(c)	633	44,804
Blackbaud, Inc.(b)	2,762	184,253
BlackLine, Inc.(b)(c)	7,465	405,872
Blend Labs, Inc., Class A(b)	29,142	105,494
Box, Inc., Class A(b)	16,773	547,303
Braze, Inc., Class A(b)	7,136	197,667
C3.ai, Inc., Class A(b)(c)	1,782	30,134
Calix, Inc.(b)	4,888	290,592
Cerence, Inc.(b)(c)	7,172	75,521
CEVA, Inc.(b)	2,767	61,483
Clear Secure, Inc., Class A	15,098	548,208
Clearfield, Inc.(b)(c)	918	29,945
Clearwater Analytics Holdings, Inc., Class A(b)(c)	43,537	899,910
Climb Global Solutions, Inc.(c)	777	96,006
CommScope Holding Co., Inc.(b)	15,024	240,985
Commvault Systems, Inc.(b)	7,861	1,467,216
CompoSecure, Inc., Class A(b)(c)	2,339	44,722
Consensus Cloud Solutions, Inc.(b)(c)	1,522	40,440
Core Scientific, Inc.(b)(c)	3,374	48,417
CoreCard Corp.(b)(c)	1,223	33,840
Corsair Gaming, Inc.(b)	1,395	12,457
Credo Technology Group Holding Ltd.(b)	5,988	736,853
Crexendo, Inc.(b)	3,204	20,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
CTS Corp.	1,874	$79,626
Daily Journal Corp.(b)(c)	88	41,114
Daktronics, Inc.(b)(c)	6,660	115,551
Diebold Nixdorf, Inc.(b)(c)	2,785	170,191
Digi International, Inc.(b)	6,147	213,424
Digital Turbine, Inc.(b)(c)	8,074	33,911
DigitalOcean Holdings, Inc.(b)	2,940	95,903
Diodes, Inc.(b)	1,517	82,578
Domo, Inc., Class B(b)	1,306	19,172
ePlus, Inc.	1,503	108,772
Evolv Technologies Holdings, Inc.(b)(c)	20,942	172,562
Expensify, Inc., Class A(b)	6,950	13,622
Extreme Networks, Inc.(b)	11,692	249,975
Fabrinet (Thailand)(b)	2,520	834,851
Fastly, Inc., Class A(b)	9,189	69,928
Five9, Inc.(b)(c)	1,556	41,888
FormFactor, Inc.(b)	2,611	76,215
Frequency Electronics, Inc.(b)(c)	1,905	61,436
Freshworks, Inc., Class A(b)	27,060	364,498
Grid Dynamics Holdings, Inc.(b)	7,221	59,862
Hackett Group, Inc. (The)	3,470	72,245
Harmonic, Inc.(b)	7,512	72,265
Hut 8 Corp. (Canada)(b)(c)	1,734	46,350
i3 Verticals, Inc., Class A(b)(c)	2,474	77,807
Immersion Corp.(c)	1,821	12,856
Impinj, Inc.(b)(c)	462	86,611
Information Services Group, Inc.	6,390	33,036
Insight Enterprises, Inc.(b)	557	72,499
Intapp, Inc.(b)(c)	10,971	504,556
InterDigital, Inc.(c)	6,655	1,808,230
IonQ, Inc.(b)(c)	17,675	755,429
Itron, Inc.(b)	4,701	577,941
Jamf Holding Corp.(b)(c)	2,328	21,697
Kaltura, Inc.(b)	9,583	15,237
Kimball Electronics, Inc.(b)	949	27,398
Knowles Corp.(b)	9,383	200,327
Kopin Corp.(b)(c)	9,183	19,284
Kulicke & Soffa Industries, Inc. (Singapore)	3,228	121,050
Life360, Inc.(b)(c)	1,857	167,956
LiveRamp Holdings, Inc.(b)	6,515	181,899
MARA Holdings, Inc.(b)(c)	8,022	128,192
MeridianLink, Inc.(b)	1,481	29,457
Methode Electronics, Inc.	1,359	10,505
Mirion Technologies, Inc.(b)(c)	30,046	615,943
Mitek Systems, Inc.(b)	2,253	22,913
M-tron Industries, Inc.(b)(c)	266	11,965
Napco Security Technologies, Inc.	1,290	49,085
NCR Voyix Corp.(b)(c)	3,953	52,101
NETGEAR, Inc.(b)(c)	6,888	187,147
NetScout Systems, Inc.(b)	11,665	290,342
nLight, Inc.(b)	5,046	145,325
Novanta, Inc.(b)	1,187	138,179
NVE Corp.(c)	626	40,427
Olo, Inc., Class A(b)	26,473	271,348
ON24, Inc.(b)	2,640	15,101
OneSpan, Inc.(c)	5,576	84,337
Ooma, Inc.(b)(c)	6,005	77,585
OSI Systems, Inc.(b)(c)	1,788	411,329
Ouster, Inc.(b)	3,304	94,263
Pagaya Technologies Ltd., Class A(b)	1,199	44,219
	Shares	Value
Information Technology-(continued)
PagerDuty, Inc.(b)(c)	3,263	$54,623
PAR Technology Corp.(b)(c)	222	11,362
PC Connection, Inc.	827	53,102
PDF Solutions, Inc.(b)	937	19,162
Penguin Solutions, Inc.(b)(c)	858	20,704
Photronics, Inc.(b)	3,296	74,720
Plexus Corp.(b)	3,870	530,229
Porch Group, Inc.(b)(c)	4,345	73,735
Power Integrations, Inc.	3,352	151,175
Powerfleet, Inc.(b)(c)	15,013	70,111
Progress Software Corp.(c)	3,082	142,666
PROS Holdings, Inc.(b)(c)	1,086	16,833
Q2 Holdings, Inc.(b)	8,431	663,773
Qualys, Inc.(b)	3,370	457,680
Quantum Computing, Inc.(b)(c)	5,691	89,804
Rambus, Inc.(b)	11,868	875,502
Rapid7, Inc.(b)(c)	1,445	29,926
Red Violet, Inc.(c)	3,263	163,933
ReposiTrak, Inc.(c)	2,388	38,686
Ribbon Communications, Inc.(b)(c)	8,713	35,549
Rigetti Computing, Inc.(b)(c)	6,691	108,595
Riot Platforms, Inc.(b)(c)	12,797	176,087
Rogers Corp.(b)	599	46,998
Sanmina Corp.(b)	4,352	511,447
Sapiens International Corp. N.V. (Israel)	2,657	113,985
ScanSource, Inc.(b)	1,724	75,253
SEMrush Holdings, Inc., Class A(b)	2,656	20,982
Semtech Corp.(b)(c)	968	56,231
Silicon Laboratories, Inc.(b)	3,784	508,380
SiTime Corp.(b)(c)	3,478	840,528
SkyWater Technology, Inc.(b)(c)	1,694	20,311
SoundThinking, Inc.(b)	1,387	17,657
Sprinklr, Inc., Class A(b)	11,207	96,828
Sprout Social, Inc., Class A(b)	2,419	38,196
SPS Commerce, Inc.(b)	2,085	229,975
Synaptics, Inc.(b)(c)	713	49,810
Tenable Holdings, Inc.(b)	6,413	198,290
Terawulf, Inc.(b)(c)	6,433	60,792
TSS, Inc.(b)(c)	1,647	22,934
TTM Technologies, Inc.(b)	13,086	583,243
Ultra Clean Holdings, Inc.(b)	776	18,640
Unisys Corp.(b)	5,199	20,328
Varonis Systems, Inc.(b)(c)	4,223	249,241
Veeco Instruments, Inc.(b)(c)	822	20,155
Verint Systems, Inc.(b)(c)	1,224	24,957
Vertex, Inc., Class A(b)(c)	5,352	138,189
Viant Technology, Inc., Class A(b)	2,782	28,933
Viasat, Inc.(b)	4,069	131,551
Viavi Solutions, Inc.(b)(c)	21,983	247,968
Vishay Intertechnology, Inc.	2,464	38,093
Vishay Precision Group, Inc.(b)(c)	740	21,031
Vuzix Corp.(b)(c)	12,074	25,597
Weave Communications, Inc.(b)	8,431	65,593
Workiva, Inc.(b)(c)	2,786	229,121
Yext, Inc.(b)	10,451	95,000
		30,780,034
Materials-3.37%
AdvanSix, Inc.	2,159	46,332
Alpha Metallurgical Resources, Inc.(b)(c)	135	20,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Materials-(continued)
Ardagh Metal Packaging S.A.	14,682	$54,177
Ascent Industries Co.(b)(c)	1,231	15,043
ASP Isotopes, Inc.(b)(c)	1,576	14,625
Avient Corp.	5,213	194,966
Balchem Corp.	4,241	687,424
Cabot Corp.	3,064	249,900
Caledonia Mining Corp. PLC (South Africa)	3,661	93,648
Century Aluminum Co.(b)	1,963	43,834
Chemours Co. (The)(c)	1,940	29,876
Coeur Mining, Inc.(b)	68,057	894,949
Commercial Metals Co.	6,503	375,028
Compass Minerals International, Inc.(b)(c)	4,686	89,268
Constellium SE(b)	2,907	42,122
Dakota Gold Corp.(b)(c)	8,587	35,808
Ecovyst, Inc.(b)(c)	5,743	52,204
Ferroglobe PLC(c)	5,513	23,044
Flotek Industries, Inc.(b)(c)	1,562	18,885
Greif, Inc., Class A	1,272	83,074
Greif, Inc., Class B	251	17,138
H.B. Fuller Co.	1,871	114,225
Hawkins, Inc.	2,791	467,018
Hecla Mining Co.	41,478	352,978
Idaho Strategic Resources, Inc.(b)(c)	1,333	37,511
Ingevity Corp.(b)(c)	2,870	167,551
Innospec, Inc.	1,290	112,991
Intrepid Potash, Inc.(b)	2,099	63,873
Kaiser Aluminum Corp.	632	49,214
Knife River Corp.(b)	7,258	587,898
Koppers Holdings, Inc.	716	20,750
LSB Industries, Inc.(b)(c)	2,053	17,081
MAC Copper Ltd. (Australia)(b)	3,164	38,411
Materion Corp.(c)	897	99,388
Metallus, Inc.(b)(c)	1,081	17,761
Minerals Technologies, Inc.(c)	1,131	74,024
Novagold Resources, Inc. (Canada)(b)	14,483	99,064
O-I Glass, Inc.(b)(c)	13,168	171,052
Perimeter Solutions, Inc.(b)(c)	23,198	519,403
Perpetua Resources Corp.(b)(c)	7,643	144,223
PureCycle Technologies, Inc.(b)(c)	6,856	97,972
Quaker Chemical Corp.(c)	443	64,266
Ramaco Resources, Inc., Class A(c)	1,458	37,806
Ryerson Holding Corp.	1,831	41,747
Sensient Technologies Corp.	5,694	646,041
SSR Mining, Inc. (Canada)(b)	24,427	471,685
Stepan Co.	718	35,921
SunCoke Energy, Inc.	4,190	32,347
Sylvamo Corp.(c)	2,523	116,386
Titan America S.A. (Belgium)(b)	2,303	35,719
Tredegar Corp.(b)	4,310	33,747
TriMas Corp.(c)	2,325	89,908
U.S. Gold Corp.(b)(c)	1,717	22,544
United States Antimony Corp.(b)(c)	12,127	55,178
United States Lime & Minerals, Inc.	2,301	289,742
Vox Royalty Corp. (Canada)	6,903	25,403
Warrior Met Coal, Inc.(c)	2,052	125,459
Worthington Steel, Inc.	1,966	65,468
		8,523,241
Real Estate-7.88%
Acadia Realty Trust(c)	18,839	376,968
	Shares	Value
Real Estate-(continued)
Alexander & Baldwin, Inc.	10,816	$209,181
Alexander’s, Inc.	300	69,102
Alpine Income Property Trust, Inc.	1,396	21,317
American Assets Trust, Inc.	4,999	104,479
American Healthcare REIT, Inc.	35,272	1,509,289
Anywhere Real Estate, Inc.(b)	8,904	54,403
Apartment Investment & Management Co., Class A	10,843	84,901
Apple Hospitality REIT, Inc.	20,119	262,754
Armada Hoffler Properties, Inc.	4,269	31,078
Brandywine Realty Trust	12,190	51,929
Broadstone Net Lease, Inc.(c)	25,302	470,364
BRT Apartments Corp.(c)	872	13,952
CareTrust REIT, Inc.	31,703	1,090,900
CBL & Associates Properties, Inc.	2,682	85,422
Centerspace	1,580	94,010
Chatham Lodging Trust	3,632	27,712
City Office REIT, Inc.	3,676	25,475
Community Healthcare Trust, Inc.	1,727	26,613
Compass, Inc., Class A(b)	9,111	82,728
COPT Defense Properties	16,657	479,388
CTO Realty Growth, Inc.	3,853	66,632
Curbline Properties Corp.(c)	11,684	263,241
Cushman & Wakefield PLC(b)	20,230	319,027
DiamondRock Hospitality Co.(c)	19,709	168,709
Diversified Healthcare Trust	10,778	41,064
Douglas Emmett, Inc.(c)	20,266	328,512
Easterly Government Properties, Inc.(c)	2,463	56,378
Elme Communities	10,331	176,454
Empire State Realty Trust, Inc., Class A	10,153	77,670
Essential Properties Realty Trust, Inc.	32,916	1,030,929
eXp World Holdings, Inc.(c)	1,635	17,707
Farmland Partners, Inc.(c)	5,529	60,930
Forestar Group, Inc.(b)	938	25,954
Four Corners Property Trust, Inc.	16,147	418,046
Franklin Street Properties Corp.	6,934	11,510
FrontView REIT, Inc.(c)	1,678	22,435
FRP Holdings, Inc.(b)(c)	1,163	29,889
Getty Realty Corp.(c)	8,293	237,097
Gladstone Commercial Corp.	6,081	81,789
Gladstone Land Corp.(c)	2,238	20,590
Global Medical REIT, Inc.(c)	4,501	33,758
Global Net Lease, Inc.(c)	26,889	211,616
Independence Realty Trust, Inc.(c)	28,448	515,193
Industrial Logistics Properties Trust	4,996	30,775
Innovative Industrial Properties, Inc.	1,132	64,139
InvenTrust Properties Corp.	5,202	154,864
JBG SMITH Properties(c)	8,277	177,459
Kennedy-Wilson Holdings, Inc.(c)	6,268	55,158
Kite Realty Group Trust(c)	24,792	565,753
LTC Properties, Inc.	6,994	255,281
LXP Industrial Trust	31,199	283,287
Macerich Co. (The)	22,519	414,350
Marcus & Millichap, Inc.	1,937	63,127
Modiv Industrial, Inc.	1,160	17,597
National Health Investors, Inc.(c)	7,627	597,118
NET Lease Office Properties	861	25,503
NETSTREIT Corp.	7,812	142,882
Newmark Group, Inc., Class A	17,340	315,761
NexPoint Residential Trust, Inc.	2,351	81,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
One Liberty Properties, Inc.(c)	2,616	$62,496
Outfront Media, Inc.	23,254	434,385
Paramount Group, Inc.(b)	18,642	134,222
Peakstone Realty Trust(c)	4,243	53,971
Pebblebrook Hotel Trust(c)	5,607	62,462
Phillips Edison & Co., Inc.(c)	16,910	595,063
Piedmont Realty Trust, Inc., Class A	10,597	89,757
Plymouth Industrial REIT, Inc.	3,482	76,604
Postal Realty Trust, Inc., Class A(c)	2,793	44,241
PotlatchDeltic Corp.	8,556	359,609
RE/MAX Holdings, Inc., Class A(b)	1,504	14,168
RLJ Lodging Trust(c)	10,087	77,670
RMR Group, Inc. (The), Class A	945	15,952
Ryman Hospitality Properties, Inc.(c)	6,845	676,218
Sabra Health Care REIT, Inc.(c)	40,722	778,197
Safehold, Inc.	4,291	70,630
Saul Centers, Inc.	1,371	46,847
Sila Realty Trust, Inc.(c)	8,695	216,853
SITE Centers Corp.	7,345	90,197
SL Green Realty Corp.	8,279	470,992
SmartStop Self Storage REIT, Inc.	2,271	82,642
St. Joe Co. (The)	3,645	183,927
Summit Hotel Properties, Inc.	6,894	37,779
Sunstone Hotel Investors, Inc.	16,365	155,140
Tanger, Inc.	17,483	597,569
Tejon Ranch Co.(b)(c)	2,268	39,486
Terreno Realty Corp.(c)	12,698	733,563
UMH Properties, Inc.(c)	11,558	181,345
Uniti Group, Inc.(b)(c)	27,953	176,104
Universal Health Realty Income Trust(c)	1,745	70,830
Urban Edge Properties	16,080	332,695
Veris Residential, Inc.	8,940	140,626
Whitestone REIT	5,116	67,327
Xenia Hotels & Resorts, Inc.	7,735	109,296
		19,910,145
Utilities-2.93%
ALLETE, Inc.	4,788	307,150
American States Water Co.	3,664	273,078
Avista Corp.	8,474	309,640
Black Hills Corp.	6,064	362,688
Brookfield Infrastructure Corp. (Canada)(c)	12,910	519,240
California Water Service Group	4,907	230,285
Chesapeake Utilities Corp.	2,389	295,233
Consolidated Water Co. Ltd.	1,542	51,302
Genie Energy Ltd., Class B	3,147	48,149
H2O America	2,411	121,442
Hawaiian Electric Industries, Inc.(b)(c)	21,632	280,351
	Shares	Value
Utilities-(continued)
MGE Energy, Inc.	4,425	$376,789
Middlesex Water Co.	1,902	101,833
New Jersey Resources Corp.	8,247	390,001
Northwest Natural Holding Co.(c)	3,852	159,973
NorthWestern Energy Group, Inc.	6,108	351,271
Oklo, Inc.(b)(c)	2,704	199,122
ONE Gas, Inc.(c)	5,540	423,810
Ormat Technologies, Inc.(c)	4,595	422,234
Otter Tail Corp.(c)	2,624	220,390
Portland General Electric Co.	8,223	351,780
Pure Cycle Corp.(b)(c)	2,623	26,492
RGC Resources, Inc.	700	15,568
Southwest Gas Holdings, Inc.	4,111	328,387
Spire, Inc.	5,996	459,294
TXNM Energy, Inc.	11,940	676,282
Unitil Corp.	1,354	63,584
York Water Co. (The)	1,009	31,350
		7,396,718
Total Common Stocks & Other Equity Interests (Cost $216,956,819)		252,398,977
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(f)(g) (Cost $111,299)	111,299	111,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $217,068,118)		252,510,276
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.12%
Invesco Private Government Fund, 4.28%(f)(g)(h)	16,927,485	16,927,485
Invesco Private Prime Fund, 4.46%(f)(g)(h)	43,982,838	43,996,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,920,082)		60,923,518
TOTAL INVESTMENTS IN SECURITIES-124.07% (Cost $277,988,200)		313,433,794
OTHER ASSETS LESS LIABILITIES-(24.07)%		(60,804,208)
NET ASSETS-100.00%		$252,629,586

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $138,851, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $129,609, which represented less than 1% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$46,682	$(1,068)	$(27)	$(28)	$45,559	$2,005
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	79,018	8,028,693	(7,996,412)	-	-	111,299	8,426
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,087,000	80,647,197	(74,806,712)	-	-	16,927,485	479,732 *
Invesco Private Prime Fund	29,671,402	185,813,097	(171,487,229)	689	(1,926)	43,996,033	1,295,559 *
Total	$40,837,420	$274,535,669	$(254,291,421)	$662	$(1,954)	$61,080,376	$1,785,722

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Statements of Assets and Liabilities
August 31, 2025

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$569,709,914	$4,976,763,499	$252,353,418
Affiliated investments in securities, at value	6,647,456	49,903,334	61,080,376
Cash	-	72,726	21,300
Foreign currencies, at value	3,246	-	-
Receivable for:
Dividends	1,046,040	3,595,893	164,443
Securities lending	1,856	5,621	10,026
Foreign tax reclaims	616,481	-	-
Total assets	578,024,993	5,030,341,073	313,629,563
Liabilities:
Payable for:
Collateral upon return of securities loaned	6,443,049	49,618,429	60,920,082
Accrued unitary management fees	164,532	1,221,153	79,895
Other payables	144	-	-
Total liabilities	6,607,725	50,839,582	60,999,977
Net Assets	$571,417,268	$4,979,501,491	$252,629,586
Net assets consist of:
Shares of beneficial interest	$535,051,044	$5,305,471,379	$367,036,933
Distributable earnings (loss)	36,366,224	(325,969,888)	(114,407,347)
Net Assets	$571,417,268	$4,979,501,491	$252,629,586
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,750,001	84,000,001	5,850,001
Net asset value	$27.54	$59.28	$43.18
Market price	$27.53	$59.24	$43.18
Unaffiliated investments in securities, at cost	$493,968,493	$4,363,027,593	$216,911,233
Affiliated investments in securities, at cost	$6,647,265	$49,901,029	$61,076,967
Foreign currencies, at cost	$3,232	$-	$-
(a)Includes securities on loan with an aggregate value of:	$6,104,383	$48,414,029	$59,156,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Operations
For the year ended August 31, 2025

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$13,295,700	$51,461,715	$3,105,848
Affiliated dividend income	14,796	67,806	10,431
Non-cash dividend income	-	-	403,529
Securities lending income, net	49,605	41,275	73,890
Foreign withholding tax	(1,135,933)	(17,363)	(14,117)
Total investment income	12,224,168	51,553,433	3,579,581
Expenses:
Unitary management fees	1,744,512	14,423,699	954,928
Less: Waivers	(330)	(1,481)	(182)
Net expenses	1,744,182	14,422,218	954,746
Net investment income	10,479,986	37,131,215	2,624,835
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(27,236,160)	(1,379,010)	(4,947,903)
Affiliated investment securities	(528)	(1,306)	(1,926)
Unaffiliated in-kind redemptions	7,440,118	99,884,429	24,134,712
Affiliated in-kind redemptions	-	-	(28)
Foreign currencies	13,234	-	(2)
Net realized gain (loss)	(19,783,336)	98,504,113	19,184,853
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	54,712,151	538,309,915	5,151,989
Affiliated investment securities	108	(180)	662
Foreign currencies	11,354	-	-
Change in net unrealized appreciation	54,723,613	538,309,735	5,152,651
Net realized and unrealized gain	34,940,277	636,813,848	24,337,504
Net increase in net assets resulting from operations	$45,420,263	$673,945,063	$26,962,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$10,479,986	$11,595,241	$37,131,215	$82,504,922	$2,624,835	$5,277,593
Net realized gain (loss)	(19,783,336)	19,476,726	98,504,113	319,151,817	19,184,853	(2,554,518)
Change in net unrealized appreciation (depreciation)	54,723,613	14,743,898	538,309,735	(1,864,681)	5,152,651	23,047,259
Net increase in net assets resulting from operations	45,420,263	45,815,865	673,945,063	399,792,058	26,962,339	25,770,334
Distributions to Shareholders from:
Distributable earnings	(13,915,675)	(14,142,570)	(37,050,567)	(88,481,799)	(3,381,622)	(5,511,079)
Shareholder Transactions:
Proceeds from shares sold	123,345,376	232,561,877	436,736,133	7,865,762,943	80,853,962	351,082,414
Value of shares repurchased	(50,412,110)	(34,408,118)	(1,421,327,852)	(7,624,284,266)	(130,369,960)	(445,403,652)
Net increase (decrease) in net assets resulting from share transactions	72,933,266	198,153,759	(984,591,719)	241,478,677	(49,515,998)	(94,321,238)
Net increase (decrease) in net assets	104,437,854	229,827,054	(347,697,223)	552,788,936	(25,935,281)	(74,061,983)
Net assets:
Beginning of year	466,979,414	237,152,360	5,327,198,714	4,774,409,778	278,564,867	352,626,850
End of year	$571,417,268	$466,979,414	$4,979,501,491	$5,327,198,714	$252,629,586	$278,564,867
Changes in Shares Outstanding:
Shares sold	4,900,000	9,300,000	8,170,000	155,830,000	2,030,000	9,670,000
Shares repurchased	(1,950,000)	(1,350,000)	(26,150,000)	(151,360,000)	(3,290,000)	(12,300,000)
Shares outstanding, beginning of year	17,800,001	9,850,001	101,980,001	97,510,001	7,110,001	9,740,001
Shares outstanding, end of year	20,750,001	17,800,001	84,000,001	101,980,001	5,850,001	7,110,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights
Invesco International Developed Dynamic Multifactor ETF (IMFL)
	Years Ended August 31,				For the Period February 22, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$26.23	$24.08	$19.95	$27.05	$25.00
Net investment income(b)	0.52	0.82	0.67	0.71	0.53
Net realized and unrealized gain (loss) on investments	1.51	2.39	4.11	(6.62)	1.81
Total from investment operations	2.03	3.21	4.78	(5.91)	2.34
Distributions to shareholders from:
Net investment income	(0.72)	(1.06)	(0.65)	(0.95)	(0.29)
Net realized gains	-	-	-	(0.24)	-
Total distributions	(0.72)	(1.06)	(0.65)	(1.19)	(0.29)
Net asset value at end of period	$27.54	$26.23	$24.08	$19.95	$27.05
Market price at end of period(c)	$27.53	$26.17	$24.09	$19.75	$27.16
Net Asset Value Total Return(d)	7.97%	13.69%	24.43%	(22.54)%	9.37%(e)
Market Price Total Return(d)	8.15%	13.36%	25.74%	(23.63)%	9.81%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$571,417	$466,979	$237,152	$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34%	0.34%	0.34%	0.34%	0.34%(f)
Net investment income	2.04%	3.30%	3.02%	2.98%	3.76%(f)
Portfolio turnover rate(g)	65%	156%	341%	337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$52.24	$48.96	$42.19	$48.24	$32.22
Net investment income(a)	0.41	0.74	0.76	0.67	0.52
Net realized and unrealized gain (loss) on investments	7.04	3.34	6.76	(6.18)	16.10
Total from investment operations	7.45	4.08	7.52	(5.51)	16.62
Distributions to shareholders from:
Net investment income	(0.41)	(0.80)	(0.75)	(0.54)	(0.60)
Net asset value at end of period	$59.28	$52.24	$48.96	$42.19	$48.24
Market price at end of period(b)	$59.24	$52.22	$48.96	$42.24	$48.24
Net Asset Value Total Return(c)	14.32%	8.39%	18.05%	(11.48)%	52.12%
Market Price Total Return(c)	14.29%	8.35%	17.91%	(11.37)%	51.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,979,501	$5,327,199	$4,774,410	$1,957,279	$1,704,452
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.75%	1.47%	1.65%	1.45%	1.24%
Portfolio turnover rate(d)	50%	267%	350%	336%	126%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$39.18	$36.20	$34.67	$40.51	$24.92
Net investment income(a)	0.43	0.55	0.59	0.51	0.31
Net realized and unrealized gain (loss) on investments	4.09	3.00	1.56	(5.94)	15.59
Total from investment operations	4.52	3.55	2.15	(5.43)	15.90
Distributions to shareholders from:
Net investment income	(0.52)	(0.57)	(0.62)	(0.41)	(0.31)
Net asset value at end of period	$43.18	$39.18	$36.20	$34.67	$40.51
Market price at end of period(b)	$43.18	$39.18	$36.28	$34.68	$40.50
Net Asset Value Total Return(c)	11.67%	9.99%	6.31%	(13.45)%	64.12%
Market Price Total Return(c)	11.67%	9.74%	6.51%	(13.41)%	63.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$252,630	$278,565	$352,627	$144,553	$130,035
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.07%	1.51%	1.67%	1.32%	0.86%
Portfolio turnover rate(d)	65%	271%	336%	265%	127%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	"International Developed Dynamic Multifactor ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

34

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

35

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

36

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are

37

included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Russell 1000® Dynamic Multifactor ETF	$2,035
Russell 2000® Dynamic Multifactor ETF	5,562

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may

38

depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts

39

of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
International Developed Dynamic Multifactor ETF	$330
Russell 1000® Dynamic Multifactor ETF	1,481
Russell 2000® Dynamic Multifactor ETF	182
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

40

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
International Developed Dynamic Multifactor ETF	FTSE International Ltd.
Russell 1000® Dynamic Multifactor ETF	Frank Russell Company
Russell 2000® Dynamic Multifactor ETF	Frank Russell Company
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
International Developed Dynamic Multifactor ETF	$3,156
Russell 1000® Dynamic Multifactor ETF	140,397
Russell 2000® Dynamic Multifactor ETF	68,777
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,765,710	$555,944,204	$-	$569,709,914
Money Market Funds	204,216	6,443,240	-	6,647,456
Total Investments	$13,969,926	$562,387,444	$-	$576,357,370
Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,976,763,499	$-	$0	$4,976,763,499
Money Market Funds	282,600	49,620,734	-	49,903,334
Total Investments	$4,977,046,099	$49,620,734	$0	$5,026,666,833

41

	Level 1	Level 2	Level 3	Total
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$252,398,977	$-	$-	$252,398,977
Money Market Funds	111,299	60,923,518	-	61,034,817
Total Investments	$252,510,276	$60,923,518	$-	$313,433,794
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
International Developed Dynamic Multifactor ETF	$13,915,675	$14,142,570
Russell 1000® Dynamic Multifactor ETF	37,050,567	88,481,799
Russell 2000® Dynamic Multifactor ETF	3,381,622	5,511,079

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
International Developed Dynamic Multifactor ETF	$6,616,901	$67,974,216	$58,370	$(38,283,263)	$535,051,044	$571,417,268
Russell 1000® Dynamic Multifactor ETF	5,722,467	613,279,893	-	(944,972,248)	5,305,471,379	4,979,501,491
Russell 2000® Dynamic Multifactor ETF	424,770	35,150,971	-	(149,983,088)	367,036,933	252,629,586
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
International Developed Dynamic Multifactor ETF	$37,326,604	$956,659	$38,283,263
Russell 1000® Dynamic Multifactor ETF	944,972,248	-	944,972,248
Russell 2000® Dynamic Multifactor ETF	149,163,301	819,787	149,983,088

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$339,038,272	$332,191,989
Russell 1000® Dynamic Multifactor ETF	2,483,540,591	2,619,022,088
Russell 2000® Dynamic Multifactor ETF	160,045,771	160,923,152
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
International Developed Dynamic Multifactor ETF	$110,030,835	$48,288,453
Russell 1000® Dynamic Multifactor ETF	322,291,704	1,167,673,037
Russell 2000® Dynamic Multifactor ETF	80,805,154	129,304,765

42

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
International Developed Dynamic Multifactor ETF	$82,315,661	$(14,341,445)	$67,974,216	$508,383,154
Russell 1000® Dynamic Multifactor ETF	656,827,308	(43,547,415)	613,279,893	4,413,386,940
Russell 2000® Dynamic Multifactor ETF	41,497,938	(6,346,967)	35,150,971	278,282,823
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
International Developed Dynamic Multifactor ETF	$455,160	$(7,628,169)	$7,173,009
Russell 1000® Dynamic Multifactor ETF	-	(97,084,774)	97,084,774
Russell 2000® Dynamic Multifactor ETF	399,472	(24,017,761)	23,618,289
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Russell 2000 Dynamic Multifactor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Russell 2000 Dynamic Multifactor ETF (three of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

44

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco International Developed Dynamic Multifactor ETF	0%	61%	0%	0%	0%
Invesco Russell 1000® Dynamic Multifactor ETF	1%	99%	100%	0%	0%
Invesco Russell 2000® Dynamic Multifactor ETF	8%	92%	87%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco International Developed Dynamic Multifactor ETF	$0.0488	$0.6400

45

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

46

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF, Invesco BulletShares 2032 Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2034 Corporate Bond ETF;
●
0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
●
0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF;
●
0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
●
0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
●
0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
●
0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
●
0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
●
0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2030 High Yield Corporate Bond ETF, Invesco BulletShares 2031 High Yield Corporate Bond ETF and Invesco BulletShares 2032 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X

47

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2033 Municipal Bond ETF	X	N/A	X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2034 Corporate Bond ETF or Invesco BulletShares 2032 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

48

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

49

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

50

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEII-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 7, 2025

By:       /s/ Kelli Gallegos

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:November 7, 2025